UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01944

Principal Variable Contracts Funds, Inc.

(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA	50309
(Address of principal executive offices)	(Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-248-0156
Date of fiscal year end:	December 31, 2018
Date of reporting period:	June 30, 2018

ITEM 1 – REPORT TO STOCKHOLDERS

Principal®

Principal Variable Contracts Funds, Inc.

Semiannual Report
June 30, 2018

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Table of Contents

Financial Statements	1
Notes to Financial Statements	46
Schedules of Investments	76
Financial Highlights (Includes performance information)	228
Shareholder Expense Example	258
Supplemental Information	263

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee
Not insured by any Federal government agency

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2018 (unaudited)

	Bond Market Index	Core Plus Bond	Diversified
Amounts in thousands, except per share amounts	Account	Account	Balanced Account
Investment in securities--at cost	$2,476,194	$294,465	$7
Investment in affiliated securities--at cost	$189,446	$13,358	$866,507
Assets
Investment in securities--at value	$2,427,222	$286,124	$9
Investment in affiliated securities--at value	189,446	13,358	1,110,772
Cash	655	36	–
Deposits with counterparty	–	8	–
Receivables:
Dividends and interest	14,088	2,091	–
Expense reimbursement from Manager	200	–	–
Fund shares sold	494	50	2
Investment securities sold	28,183	468	206
Variation margin on swaps	–	9	–
Total Assets	2,660,288	302,144	1,110,989
Liabilities
Accrued management and investment advisory fees	500	106	46
Accrued distribution fees	–	–	222
Accrued chief compliance officer fees	1	–	–
Accrued directors' expenses	10	3	6
Accrued other expenses	14	10	4
Deposits from counterparty	250	–	–
Payables:
Fund shares redeemed	1,115	39	208
Investment securities purchased	214,703	16,943	–
Short sales (proceeds received $329, $0 and $0)	331	–	–
Variation margin on futures	–	5	–
Total Liabilities	216,924	17,106	486
Net Assets Applicable to Outstanding Shares	$2,443,364	$285,038	$1,110,503

Net Assets Consist of:
Capital shares and additional paid-in-capital	$2,433,618	$284,397	$813,581
Accumulated undistributed (overdistributed) net investment income (loss)	81,311	13,678	24,820
Accumulated undistributed (overdistributed) net realized gain (loss)	(22,591)	(4,989)	27,835
Net unrealized appreciation (depreciation) of investments	(48,974)	(8,048)	244,267
Total Net Assets	$2,443,364	$285,038	$1,110,503
Capital Stock (par value: $.01 per share):
Shares authorized	300,000	400,000	350,000
Net Asset Value Per Share:
Class 1: Net Assets	$2,443,364	$284,234	$40,512
Shares issued and outstanding	239,357	25,587	2,526
Net Asset Value per share	$10.21	$11.11	$16.04
Class 2: Net Assets	N/A	$804	$1,069,991
Shares issued and outstanding		73	66,731
Net Asset Value per share		$11.03	$16.03

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2018 (unaudited)

	Diversified	Diversified
	Balanced Managed	Balanced Volatility	Diversified Growth
Amounts in thousands, except per share amounts	Volatility Account	Control Account	Account
Investment in securities--at cost	$–	$10,574	$ –
Investment in affiliated securities--at cost	$160,033	$43,489	$2,952,778
Assets
Investment in securities--at value	$–	$10,713	$ –
Investment in affiliated securities--at value	174,829	43,811	3,848,068
Cash	–	197	–
Receivables:
Dividends and interest	–	49	–
Fund shares sold	–	666	171
Investment securities sold	45	–	1,089
Total Assets	174,874	55,436	3,849,328
Liabilities
Accrued management and investment advisory fees	7	5	160
Accrued distribution fees	36	11	799
Accrued chief compliance officer fees	–	–	1
Accrued directors' expenses	2	1	22
Accrued other expenses	5	5	6
Deposits from counterparty	–	–	–
Payables:
Fund shares redeemed	45	–	1,259
Investment securities purchased	–	778	–
Total Liabilities	95	800	2,247
Net Assets Applicable to Outstanding Shares	$174,779	$54,636	$3,847,081

Net Assets Consist of:
Capital shares and additional paid-in-capital	$151,779	$53,525	$2,798,751
Accumulated undistributed (overdistributed) net investment income (loss)	6,158	430	89,885
Accumulated undistributed (overdistributed) net realized gain (loss)	2,046	220	63,155
Net unrealized appreciation (depreciation) of investments	14,796	461	895,290
Total Net Assets	$174,779	$54,636	$3,847,081
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	200,000	300,000
Net Asset Value Per Share:
Class 2: Net Assets	$174,779	$54,636	$3,847,081
Shares issued and outstanding	14,239	5,092	216,035
Net Asset Value per share	$12.27	$10.73	$17.81

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2018 (unaudited)

	Diversified Growth	Diversified Growth
	Managed Volatility	Volatility Control	Diversified Income
Amounts in thousands, except per share amounts	Account	Account	Account
Investment in securities--at cost	$–	$57,917	$ –
Investment in affiliated securities--at cost	$311,918	$233,630	$226,693
Assets
Investment in securities--at value	$–	$58,679	$ –
Investment in affiliated securities--at value	350,029	237,162	253,522
Cash	–	909	–
Receivables:
Dividends and interest	–	268	–
Fund shares sold	197	249	–
Investment securities sold	–	–	937
Total Assets	350,226	297,267	254,459
Liabilities
Accrued management and investment advisory fees	14	28	11
Accrued distribution fees	73	58	53
Accrued directors' expenses	2	3	2
Accrued other expenses	5	5	4
Deposits from counterparty	–	–	–
Payables:
Fund shares redeemed	1	–	937
Investment securities purchased	195	1,375	–
Total Liabilities	290	1,469	1,007
Net Assets Applicable to Outstanding Shares	$349,936	$295,798	$253,452

Net Assets Consist of:
Capital shares and additional paid-in-capital	$294,049	$288,837	$218,689
Accumulated undistributed (overdistributed) net investment income (loss)	14,043	2,336	4,859
Accumulated undistributed (overdistributed) net realized gain (loss)	3,733	331	3,075
Net unrealized appreciation (depreciation) of investments	38,111	4,294	26,829
Total Net Assets	$349,936	$295,798	$253,452
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	200,000	50,000
Net Asset Value Per Share:
Class 2: Net Assets	$349,936	$295,798	$253,452
Shares issued and outstanding	27,286	27,073	19,382
Net Asset Value per share	$12.82	$10.93	$13.08

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2018 (unaudited)

	Diversified		Government &
	International	Equity Income	High Quality Bond
Amounts in thousands, except per share amounts	Account	Account	Account
Investment in securities--at cost	$232,284	$337,726	$237,959
Investment in affiliated securities--at cost	$4,434	$4,774	$2,175
Foreign currency--at cost	$130	$–	$–
Assets
Investment in securities--at value	$275,759	$578,731	$227,396
Investment in affiliated securities--at value	4,434	4,774	2,175
Foreign currency--at value	129	–	–
Cash	985	–	26
Receivables:
Dividends and interest	1,424	1,512	1,044
Fund shares sold	12	94	67
Investment securities sold	2,120	1,220	506
Total Assets	284,863	586,331	231,214
Liabilities
Accrued management and investment advisory fees	201	237	96
Accrued distribution fees	1	5	1
Accrued directors' expenses	3	4	2
Accrued other expenses	38	12	5
Deposits from counterparty	–	–	–
Payables:
Fund shares redeemed	117	129	94
Investment securities purchased	1,989	–	1,019
Total Liabilities	2,349	387	1,217
Net Assets Applicable to Outstanding Shares	$282,514	$585,944	$229,997

Net Assets Consist of:
Capital shares and additional paid-in-capital	$218,267	$276,305	$234,895
Accumulated undistributed (overdistributed) net investment income (loss)	6,885	22,236	11,614
Accumulated undistributed (overdistributed) net realized gain (loss)	13,902	46,398	(5,949)
Net unrealized appreciation (depreciation) of investments	43,475	241,005	(10,563)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(15)	–	–
Total Net Assets	$282,514	$585,944	$229,997
Capital Stock (par value: $.01 per share):
Shares authorized	300,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$280,253	$559,734	$227,547
Shares issued and outstanding	17,156	21,508	23,519
Net Asset Value per share	$16.34	$26.02	$9.68
Class 2: Net Assets	$2,261	$26,210	$2,450
Shares issued and outstanding	138	1,017	254
Net Asset Value per share	$16.44	$25.78	$9.66

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2018 (unaudited)

		International
		Emerging Markets	LargeCap Growth
Amounts in thousands, except per share amounts	Income Account	Account	Account
Investment in securities--at cost	$184,002	$89,158	$91,980
Investment in affiliated securities--at cost	$1,822	$4,576	$895
Foreign currency--at cost	$–	$572	$–
Assets
Investment in securities--at value	$188,928	$99,068	$121,587
Investment in affiliated securities--at value	1,822	4,576	895
Foreign currency--at value	–	572	–
Cash	38	–	–
Receivables:
Dividends and interest	1,702	558	36
Fund shares sold	112	10	54
Investment securities sold	–	608	634
Total Assets	192,602	105,392	123,206
Liabilities
Accrued management and investment advisory fees	80	111	71
Accrued distribution fees	1	–	–
Accrued directors' expenses	2	2	2
Accrued other expenses	4	31	4
Deposits from counterparty	–	–	–
Payables:
Deferred foreign tax	–	28	–
Fund shares redeemed	80	45	16
Investment securities purchased	–	1,727	325
Total Liabilities	167	1,944	418
Net Assets Applicable to Outstanding Shares	$192,435	$103,448	$122,788

Net Assets Consist of:
Capital shares and additional paid-in-capital	$178,649	$83,177	$69,929
Accumulated undistributed (overdistributed) net investment income (loss)	10,869	1,682	292
Accumulated undistributed (overdistributed) net realized gain (loss)	(2,009)	8,710	22,960
Net unrealized appreciation (depreciation) of investments	4,926	9,882	29,607
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	(3)	–
Total Net Assets	$192,435	$103,448	$122,788
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	200,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$189,344	$101,817	$120,982
Shares issued and outstanding	18,265	5,662	3,365
Net Asset Value per share	$10.37	$17.98	$35.95
Class 2: Net Assets	$3,091	$1,631	$1,806
Shares issued and outstanding	300	91	51
Net Asset Value per share	$10.31	$17.86	$35.73

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2018 (unaudited)

			LargeCap S&P 500
	LargeCap Growth	LargeCap S&P 500	Managed Volatility
Amounts in thousands, except per share amounts	Account I	Index Account	Index Account
Investment in securities--at cost	$203,400	$1,526,403	$155,878
Investment in affiliated securities--at cost	$7,742	$39,400	$11,549
Assets
Investment in securities--at value	$321,772	$2,493,797	$206,271
Investment in affiliated securities--at value	7,742	39,400	11,549
Cash	38	14	1
Deposits with counterparty	535	–	–
Receivables:
Dividends and interest	115	2,141	192
Expense reimbursement from Manager	4	–	–
Fund shares sold	52	195	88
Investment securities sold	1,745	2,624	215
Variation margin on futures	13	24	1
Total Assets	332,016	2,538,195	218,317
Liabilities
Accrued management and investment advisory fees	205	530	82
Accrued distribution fees	1	1	–
Accrued chief compliance officer fees	–	1	–
Accrued directors' expenses	3	13	2
Accrued other expenses	10	14	5
Deposits from counterparty	–	–	–
Payables:
Fund shares redeemed	37	873	16
Investment securities purchased	604	1,236	100
Options and swaptions contracts written (premiums received $0, $0 and $656)	–	–	579
Total Liabilities	860	2,668	784
Net Assets Applicable to Outstanding Shares	$331,156	$2,535,527	$217,533

Net Assets Consist of:
Capital shares and additional paid-in-capital	$167,872	$1,374,820	$170,799
Accumulated undistributed (overdistributed) net investment income (loss)	79	63,490	4,675
Accumulated undistributed (overdistributed) net realized gain (loss)	44,994	130,572	(8,379)
Net unrealized appreciation (depreciation) of investments	118,211	966,645	50,438
Total Net Assets	$331,156	$2,535,527	$217,533
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	300,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$329,162	$2,529,859	$217,533
Shares issued and outstanding	9,427	136,600	15,806
Net Asset Value per share	$34.92	$18.52	$13.76
Class 2: Net Assets	$1,994	$5,668	N/A
Shares issued and outstanding	58	308
Net Asset Value per share	$34.66	$18.38

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2018 (unaudited)

	LargeCap Value		Multi-Asset Income
Amounts in thousands, except per share amounts and Multi-Asset Income Account	Account	MidCap Account	Account
Investment in securities--at cost	$122,759	$382,767	$ –
Investment in affiliated securities--at cost	$184	$1,026	$350,556
Assets
Investment in securities--at value	$138,411	$573,681	$ –
Investment in affiliated securities--at value	184	1,026	349,360
Cash	–	64	–
Receivables:
Dividends and interest	69	278	–
Expense reimbursement from Manager	–	–	443
Fund shares sold	33	15	–
Investment securities sold	–	2,839	8
Prepaid Expenses	–	–	2
Total Assets	138,697	577,903	349,813
Liabilities
Accrued management and investment advisory fees	70	256	8
Accrued distribution fees	–	4	8
Accrued chief compliance officer fees	–	–	2
Accrued directors' expenses	2	5	1,001
Accrued professional fees	3	–	4,239
Accrued other expenses	1	4	–
Deposits from counterparty	–	–	–
Payables:
Fund shares redeemed	1	216	8
Investment securities purchased	–	2,873	–
Total Liabilities	77	3,358	5,266
Net Assets Applicable to Outstanding Shares	$138,620	$574,545	$344,547

Net Assets Consist of:
Capital shares and additional paid-in-capital	$106,229	$258,677	$328,960
Accumulated undistributed (overdistributed) net investment income (loss)	3,772	2,539	15,837
Accumulated undistributed (overdistributed) net realized gain (loss)	12,967	122,415	946
Net unrealized appreciation (depreciation) of investments	15,652	190,914	(1,196)
Total Net Assets	$138,620	$574,545	$344,547
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	105,000	200,000,000
Net Asset Value Per Share:
Class 1: Net Assets	$138,076	$556,762	$304,056
Shares issued and outstanding	4,380	9,095	27,513
Net Asset Value per share	$31.52	$61.21	$11.05
Class 2: Net Assets	$544	$17,783	$40,491
Shares issued and outstanding	17	293	3,689
Net Asset Value per share	$31.30	$60.76	$10.97

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2018 (unaudited)

	Principal Capital
	Appreciation	Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts	Account	2010 Account	2020 Account
Investment in securities--at cost	$98,193	$–	$–
Investment in affiliated securities--at cost	$2,122	$33,943	$173,326
Assets
Investment in securities--at value	$153,431	$–	$–
Investment in affiliated securities--at value	2,122	37,047	192,442
Receivables:
Dividends and interest	113	–	–
Fund shares sold	53	8	128
Investment securities sold	696	–	–
Total Assets	156,415	37,055	192,570
Liabilities
Accrued management and investment advisory fees	83	–	–
Accrued distribution fees	2	–	–
Accrued directors' expenses	2	1	2
Accrued other expenses	4	5	5
Deposits from counterparty	–	–	–
Payables:
Fund shares redeemed	60	6	35
Investment securities purchased	92	2	93
Total Liabilities	243	14	135
Net Assets Applicable to Outstanding Shares	$156,172	$37,041	$192,435

Net Assets Consist of:
Capital shares and additional paid-in-capital	$79,820	$31,690	$162,300
Accumulated undistributed (overdistributed) net investment income (loss)	2,480	1,178	5,532
Accumulated undistributed (overdistributed) net realized gain (loss)	18,634	1,069	5,487
Net unrealized appreciation (depreciation) of investments	55,238	3,104	19,116
Total Net Assets	$156,172	$37,041	$192,435
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	100,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$147,008	$37,041	$191,151
Shares issued and outstanding	5,013	2,775	13,567
Net Asset Value per share	$29.32	$13.35	$14.09
Class 2: Net Assets	$9,164	N/A	$1,284
Shares issued and outstanding	316		92
Net Asset Value per share	$28.99		$13.99

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2018 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts	2030 Account	2040 Account	2050 Account
Investment in affiliated securities--at cost	$143,311	$59,542	$29,118
Assets
Investment in affiliated securities--at value	$161,068	$67,480	$33,815
Receivables:
Fund shares sold	98	47	24
Total Assets	161,166	67,527	33,839
Liabilities
Accrued directors' expenses	2	1	1
Accrued professional fees	–	4	5
Accrued other expenses	4	–	–
Deposits from counterparty	–	–	–
Payables:
Fund shares redeemed	3	20	–
Investment securities purchased	95	28	24
Total Liabilities	104	53	30
Net Assets Applicable to Outstanding Shares	$161,062	$67,474	$33,809

Net Assets Consist of:
Capital shares and additional paid-in-capital	$134,641	$55,827	$26,936
Accumulated undistributed (overdistributed) net investment income (loss)	4,078	1,475	720
Accumulated undistributed (overdistributed) net realized gain (loss)	4,586	2,234	1,456
Net unrealized appreciation (depreciation) of investments	17,757	7,938	4,697
Total Net Assets	$161,062	$67,474	$33,809
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$159,798	$66,882	$33,022
Shares issued and outstanding	12,112	4,152	2,092
Net Asset Value per share	$13.19	$16.11	$15.78
Class 2: Net Assets	$1,264	$592	$787
Shares issued and outstanding	97	37	50
Net Asset Value per share	$13.09	$16.00	$15.67

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2018 (unaudited)

		Principal LifeTime
	Principal LifeTime	Strategic Income	Real Estate
Amounts in thousands, except per share amounts	2060 Account	Account	Securities Account
Investment in securities--at cost	$–	$–	$119,908
Investment in affiliated securities--at cost	$5,696	$22,442	$426
Assets
Investment in securities--at value	$–	$–	$151,533
Investment in affiliated securities--at value	6,153	24,161	426
Receivables:
Dividends and interest	–	–	481
Fund shares sold	2	1	23
Investment securities sold	–	8	190
Total Assets	6,155	24,170	152,653
Liabilities
Accrued management and investment advisory fees	–	–	109
Accrued distribution fees	–	–	1
Accrued directors' expenses	1	1	2
Accrued professional fees	4	4	–
Accrued other expenses	–	–	4
Deposits from counterparty	–	–	–
Payables:
Fund shares redeemed	–	10	41
Investment securities purchased	2	–	108
Total Liabilities	7	15	265
Net Assets Applicable to Outstanding Shares	$6,148	$24,155	$152,388

Net Assets Consist of:
Capital shares and additional paid-in-capital	$5,371	$21,534	$101,134
Accumulated undistributed (overdistributed) net investment income (loss)	117	691	3,765
Accumulated undistributed (overdistributed) net realized gain (loss)	203	211	15,864
Net unrealized appreciation (depreciation) of investments	457	1,719	31,625
Total Net Assets	$6,148	$24,155	$152,388
Capital Stock (par value: $.01 per share):
Shares authorized	100,000	100,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$6,148	$24,155	$148,939
Shares issued and outstanding	423	2,010	7,135
Net Asset Value per share	$14.53	$12.02	$20.87
Class 2: Net Assets	N/A	N/A	$3,449
Shares issued and outstanding			165
Net Asset Value per share			$20.93

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2018 (unaudited)

	SAM Balanced	SAM Conservative	SAM Conservative
Amounts in thousands, except per share amounts	Portfolio	Balanced Portfolio	Growth Portfolio
Investment in affiliated securities--at cost	$630,113	$170,455	$290,410
Assets
Investment in affiliated securities--at value	$743,550	$189,355	$340,365
Receivables:
Dividends and interest	167	67	33
Expense reimbursement from Manager	–	4	–
Fund shares sold	55	11	34
Investment securities sold	285	13	29
Total Assets	744,057	189,450	340,461
Liabilities
Accrued management and investment advisory fees	141	36	65
Accrued distribution fees	23	4	27
Accrued directors' expenses	5	2	3
Accrued other expenses	5	5	4
Deposits from counterparty	–	–	–
Payables:
Expense reimbursement to Manager	25	–	–
Fund shares redeemed	340	24	62
Investment securities purchased	159	66	30
Total Liabilities	698	137	191
Net Assets Applicable to Outstanding Shares	$743,359	$189,313	$340,270

Net Assets Consist of:
Capital shares and additional paid-in-capital	$564,134	$157,412	$260,337
Accumulated undistributed (overdistributed) net investment income (loss)	24,060	7,007	9,238
Accumulated undistributed (overdistributed) net realized gain (loss)	41,728	5,994	20,740
Net unrealized appreciation (depreciation) of investments	113,437	18,900	49,955
Total Net Assets	$743,359	$189,313	$340,270
Capital Stock (par value: $.01 per share):
Shares authorized	300,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$631,979	$168,682	$212,559
Shares issued and outstanding	39,663	13,690	10,643
Net Asset Value per share	$15.93	$12.32	$19.97
Class 2: Net Assets	$111,380	$20,631	$127,711
Shares issued and outstanding	7,074	1,696	6,488
Net Asset Value per share	$15.75	$12.17	$19.69

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2018 (unaudited)

	SAM Flexible	SAM Strategic	Short-Term Income
Amounts in thousands, except per share amounts	Income Portfolio	Growth Portfolio	Account
Investment in securities--at cost	$–	$–	$153,391
Investment in affiliated securities--at cost	$189,611	$253,905	$2,482
Assets
Investment in securities--at value	$–	$–	$152,103
Investment in affiliated securities--at value	202,299	287,275	2,482
Cash	–	–	2
Receivables:
Dividends and interest	251	14	790
Expense reimbursement from Manager	–	–	1
Fund shares sold	560	12	14
Investment securities sold	–	13	251
Total Assets	203,110	287,314	155,643
Liabilities
Accrued management and investment advisory fees	38	55	64
Accrued distribution fees	5	26	1
Accrued directors' expenses	2	3	2
Accrued other expenses	4	4	6
Cash overdraft	152	–	–
Deposits from counterparty	–	–	–
Payables:
Fund shares redeemed	112	25	35
Investment securities purchased	544	10	239
Total Liabilities	857	123	347
Net Assets Applicable to Outstanding Shares	$202,253	$287,191	$155,296

Net Assets Consist of:
Capital shares and additional paid-in-capital	$173,747	$227,656	$152,410
Accumulated undistributed (overdistributed) net investment income (loss)	9,123	6,802	4,936
Accumulated undistributed (overdistributed) net realized gain (loss)	6,695	19,363	(762)
Net unrealized appreciation (depreciation) of investments	12,688	33,370	(1,288)
Total Net Assets	$202,253	$287,191	$155,296
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	200,000	400,000
Net Asset Value Per Share:
Class 1: Net Assets	$176,892	$159,766	$151,559
Shares issued and outstanding	13,698	7,336	59,498
Net Asset Value per share	$12.91	$21.78	$2.55
Class 2: Net Assets	$25,361	$127,425	$3,737
Shares issued and outstanding	1,984	5,927	1,474
Net Asset Value per share	$12.79	$21.49	$2.54

See accompanying notes.

STATEMENT OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2018 (unaudited)

Amounts in thousands, except per share amounts		SmallCap Account
Investment in securities--at cost		$170,941
Investment in affiliated securities--at cost		$3,100
Assets
Investment in securities--at value		$213,138
Investment in affiliated securities--at value		3,100
Receivables:
Dividends and interest		249
Fund shares sold		14
Investment securities sold		3,190
	Total Assets	219,691
Liabilities
Accrued management and investment advisory fees		148
Accrued distribution fees		1
Accrued directors' expenses		3
Accrued other expenses		4
Deposits from counterparty		–
Payables:
Fund shares redeemed		165
Investment securities purchased		2,571
	Total Liabilities	2,892
Net Assets Applicable to Outstanding Shares		$216,799

Net Assets Consist of:
Capital shares and additional paid-in-capital		$139,227
Accumulated undistributed (overdistributed) net investment income (loss)		930
Accumulated undistributed (overdistributed) net realized gain (loss)		34,445
Net unrealized appreciation (depreciation) of investments		42,197
	Total Net Assets	$216,799
Capital Stock (par value: $.01 per share):
Shares authorized		200,000
Net Asset Value Per Share:
Class 1: Net Assets		$210,905
Shares issued and outstanding		11,167
Net Asset Value per share		$18.89
Class 2: Net Assets		$5,894
Shares issued and outstanding		313
Net Asset Value per share		$18.80

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2018 (unaudited)

	Bond Market Index	Core Plus Bond	Diversified
Amounts in thousands	Account	Account	Balanced Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$1,318	$87	$–
Dividends	–	4	–
Interest	29,703	5,204	–
Total Income	31,021	5,295	–
Expenses:
Management and investment advisory fees	3,002	650	282
Distribution fees - Class 2	N/A	1	1,362
Chief compliance officer fees	2	–	1
Custodian fees	25	13	–
Directors' expenses	21	4	11
Professional fees	2	2	2
Other expenses	–	–	1
Total Gross Expenses	3,052	670	1,659
Less: Reimbursement from Manager	1,201	–	–
Total Net Expenses	1,851	670	1,659
Net Investment Income (Loss)	29,170	4,625	(1,659)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	(11,165)	(2,401)	5
Investment transactions in affiliated securities	–	–	13,677
Futures contracts	–	180	–
Short sales	8	–	–
Swap agreements	–	(151)	–
Change in unrealized appreciation/depreciation of:
Investments	(61,049)	(8,743)	–
Investments in affiliated securities	–	–	(9,328)
Futures contracts	–	26	–
Short sales	(2)	–	–
Swap agreements	–	186	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(72,208)	(10,903)	4,354
Net Increase (Decrease) in Net Assets Resulting from Operations	$(43,038)	$(6,278)	$2,695

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2018 (unaudited)

	Diversified	Diversified
	Balanced Managed	Balanced Volatility	Diversified Growth
Amounts in thousands	Volatility Account	Control Account	Account
Net Investment Income (Loss)
Income:
Dividends	$–	$88	$ –
Interest	–	4	–
Total Income	–	92	–
Expenses:
Management and investment advisory fees	44	27	967
Distribution fees - Class 2	220	55	4,836
Chief compliance officer fees	–	–	3
Directors' expenses	3	1	40
Professional fees	1	2	2
Other expenses	–	–	2
Total Expenses	268	85	5,850
Net Investment Income (Loss)	(268)	7	(5,850)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	–	63	–
Investment transactions in affiliated securities	754	1	24,234
Futures contracts	–	(3)	–
Change in unrealized appreciation/depreciation of:
Investments	–	(339)	–
Investments in affiliated securities	(60)	18	12,899
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	694	(260)	37,133
Net Increase (Decrease) in Net Assets Resulting from Operations	$426	$(253)	$31,283

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2018 (unaudited)

	Diversified Growth	Diversified Growth
	Managed Volatility	Volatility Control	Diversified Income
Amounts in thousands	Account	Account	Account
Net Investment Income (Loss)
Income:
Dividends	$–	$507	$ –
Interest	–	25	–
Total Income	–	532	–
Expenses:
Management and investment advisory fees	87	137	64
Distribution fees - Class 2	438	285	322
Directors' expenses	4	3	4
Professional fees	2	2	2
Total Expenses	531	427	392
Net Investment Income (Loss)	(531)	105	(392)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	–	(484)	–
Investment transactions in affiliated securities	1,058	62	1,505
Futures contracts	–	(124)	–
Change in unrealized appreciation/depreciation of:
Investments	–	(1,469)	–
Investments in affiliated securities	2,206	960	(1,932)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	3,264	(1,055)	(427)
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,733	$(950)	$(819)

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2018 (unaudited)

	Diversified		Government &
	International	Equity Income	High Quality Bond
Amounts in thousands	Account	Account	Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$34	$56	$18
Dividends	5,637	8,619	–
Withholding tax	(583)	(259)	–
Interest	–	1	3,523
Total Income	5,088	8,417	3,541
Expenses:
Management and investment advisory fees	1,244	1,435	587
Distribution fees - Class 2	3	33	3
Custodian fees	64	10	2
Directors' expenses	4	7	3
Professional fees	17	2	2
Total Expenses	1,332	1,487	597
Net Investment Income (Loss)	3,756	6,930	2,944

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	14,176	13,815	(2,812)
Foreign currency transactions	(156)	–	–
Change in unrealized appreciation/depreciation of:
Investments	(29,531)	(22,052)	(2,261)
Translation of assets and liabilities in foreign currencies	(25)	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(15,536)	(8,237)	(5,073)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(11,780)	$(1,307)	$(2,129)

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2018 (unaudited)

		International
		Emerging Markets	LargeCap Growth
Amounts in thousands	Income Account	Account	Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$31	$11	$14
Dividends	–	1,596	451
Withholding tax	–	(180)	–
Interest	4,249	–	–
Total Income	4,280	1,427	465
Expenses:
Management and investment advisory fees	527	716	421
Distribution fees - Class 2	4	2	2
Custodian fees	1	44	1
Directors' expenses	3	2	2
Professional fees	2	23	2
Total Gross Expenses	537	787	428
Less: Reimbursement from Manager - Class 1	–	11	–
Total Net Expenses	537	776	428
Net Investment Income (Loss)	3,743	651	37

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	2,084	9,401	14,310
Foreign currency transactions	–	(105)	–
Change in unrealized appreciation/depreciation of:
Investments (net of deferred foreign tax payable of $0, $28 and $0, respectively)	(6,672)	(17,991)	(2,882)
Translation of assets and liabilities in foreign currencies	–	(3)	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(4,588)	(8,698)	11,428
Net Increase (Decrease) in Net Assets Resulting from Operations	$(845)	$(8,047)	$11,465

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2018 (unaudited)

			LargeCap S&P 500
	LargeCap Growth	LargeCap S&P 500	Managed Volatility
Amounts in thousands	Account I	Index Account	Index Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$62	$385	$99
Dividends	1,097	23,874	1,982
Withholding tax	(4)	–	–
Interest	3	3	–
Total Income	1,158	24,262	2,081
Expenses:
Management and investment advisory fees	1,193	3,179	493
Distribution fees - Class 2	2	5	N/A
Chief compliance officer fees	–	2	–
Custodian fees	10	6	7
Directors' expenses	4	24	3
Professional fees	2	2	2
Other expenses	–	16	1
Total Gross Expenses	1,211	3,234	506
Less: Reimbursement from Manager	26	–	–
Total Net Expenses	1,185	3,234	506
Net Investment Income (Loss)	(27)	21,028	1,575

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	21,483	54,342	2,700
Futures contracts	191	1,487	217
Options and swaptions	–	–	2,291
Change in unrealized appreciation/depreciation of:
Investments	14,687	(8,838)	(783)
Futures contracts	(229)	(942)	(11)
Options and swaptions	–	–	(113)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	36,132	46,049	4,301
Net Increase (Decrease) in Net Assets Resulting from Operations	$36,105	$67,077	$5,876

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2018 (unaudited)

	LargeCap Value		Multi-Asset Income
Amounts in thousands, except Multi-Asset Income Account	Account	MidCap Account	Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$3	$8	$6,604
Dividends	1,791	2,688	–
Withholding tax	–	(80)	–
Total Income	1,794	2,616	6,604
Expenses:
Management and investment advisory fees	436	1,547	46
Distribution fees - Class 2	1	22	36
Custodian fees	1	2	–
Directors' expenses	2	7	1,000
Professional fees	2	2	1,641
Other expenses	–	–	2
Total Gross Expenses	442	1,580	2,725
Less: Reimbursement from Manager - Class 1	–	–	2,324
Less: Reimbursement from Manager - Class 2	–	–	242
Total Net Expenses	442	1,580	159
Net Investment Income (Loss)	1,352	1,036	6,445

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	(179)	50,426	–
Investment transactions in affiliated securities	–	–	(88)
Change in unrealized appreciation/depreciation of:
Investments	(5,078)	(34,313)	–
Investments in affiliated securities	–	–	(11,861)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(5,257)	16,113	(11,949)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,905)	$17,149	$(5,504)

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2018 (unaudited)

	Principal Capital
	Appreciation	Principal LifeTime	Principal LifeTime
Amounts in thousands	Account	2010 Account	2020 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$17	$89	$381
Dividends	1,313	–	–
Withholding tax	(1)	–	–
Total Income	1,329	89	381
Expenses:
Management and investment advisory fees	496	–	–
Distribution fees - Class 2	11	N/A	1
Custodian fees	2	–	–
Directors' expenses	3	1	3
Professional fees	2	2	2
Total Expenses	514	3	6
Net Investment Income (Loss)	815	86	375

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	11,070	–	–
Investment transactions in affiliated securities	–	207	22
Change in unrealized appreciation/depreciation of:
Investments	(7,493)	–	–
Investments in affiliated securities	–	(474)	(757)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	3,577	(267)	(735)
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,392	$(181)	$(360)

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2018 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2030 Account	2040 Account	2050 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$211	$93	$37
Total Income	211	93	37
Expenses:
Distribution fees - Class 2	1	1	1
Directors' expenses	2	2	1
Professional fees	2	2	2
Total Expenses	5	5	4
Net Investment Income (Loss)	206	88	33

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated securities	1	11	13
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	(67)	444	285
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(66)	455	298
Net Increase (Decrease) in Net Assets Resulting from Operations	$140	$543	$331

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2018 (unaudited)

		Principal LifeTime
	Principal LifeTime	Strategic Income	Real Estate
Amounts in thousands	2060 Account	Account	Securities Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$7	$63	$2
Dividends	–	–	1,760
Total Income	7	63	1,762
Expenses:
Management and investment advisory fees	–	–	642
Distribution fees - Class 2	N/A	N/A	4
Custodian fees	–	–	1
Directors' expenses	1	1	3
Professional fees	2	2	2
Total Expenses	3	3	652
Net Investment Income (Loss)	4	60	1,110

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	–	–	4,022
Investment transactions in affiliated securities	14	(17)	–
Change in unrealized appreciation/depreciation of:
Investments	–	–	(3,555)
Investments in affiliated securities	39	(221)	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	53	(238)	467
Net Increase (Decrease) in Net Assets Resulting from Operations	$57	$(178)	$1,577

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2018 (unaudited)

	SAM Balanced	SAM Conservative	SAM Conservative
Amounts in thousands	Portfolio	Balanced Portfolio	Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$2,477	$944	$648
Total Income	2,477	944	648
Expenses:
Management and investment advisory fees	868	220	391
Distribution fees - Class 2	139	26	159
Chief compliance officer fees	1	–	–
Directors' expenses	9	3	4
Professional fees	2	2	2
Total Gross Expenses	1,019	251	556
Less: Reimbursement from Manager - Class 1	34	19	–
Less: Reimbursement from Manager - Class 2	6	2	–
Total Net Expenses	979	230	556
Net Investment Income (Loss)	1,498	714	92

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	3	–	–
Investment transactions in affiliated securities	10,195	1,346	5,454
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	(9,441)	(2,250)	(3,758)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	757	(904)	1,696
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,255	$(190)	$1,788

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2018 (unaudited)

	SAM Flexible	SAM Strategic	Short-Term Income
Amounts in thousands	Income Portfolio	Growth Portfolio	Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$1,442	$741	$19
Interest	–	–	1,991
Total Income	1,442	741	2,010
Expenses:
Management and investment advisory fees	237	329	387
Distribution fees - Class 2	29	159	3
Custodian fees	–	–	5
Directors' expenses	3	4	2
Professional fees	2	2	2
Total Gross Expenses	271	494	399
Less: Reimbursement from Manager - Class 1	–	–	8
Total Net Expenses	271	494	391
Net Investment Income (Loss)	1,171	247	1,619

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	–	–	(639)
Investment transactions in affiliated securities	4,698	6,818	–
Change in unrealized appreciation/depreciation of:
Investments	–	–	(865)
Investments in affiliated securities	(6,456)	(6,358)	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(1,758)	460	(1,504)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(587)	$707	$115

See accompanying notes.

STATEMENT OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
Six Months Ended June 30, 2018 (unaudited)

Amounts in thousands	SmallCap Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$18
Dividends	966
Total Income	984
Expenses:
Management and investment advisory fees	867
Distribution fees - Class 2	7
Custodian fees	2
Directors' expenses	3
Professional fees	2
Total Expenses	881
Net Investment Income (Loss)	103

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	21,798
Change in unrealized appreciation/depreciation of:
Investments	(765)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	21,033
Net Increase (Decrease) in Net Assets Resulting from Operations	$21,136

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	Bond Market Index Account		Core Plus Bond Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2018	2017	June 30, 2018	2017
Operations
Net investment income (loss)	$29,170	$48,192	$4,625	$9,071
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	(11,157)	388	(2,372)	2,072
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(61,051)	24,012	(8,531)	2,605
Net Increase (Decrease) in Net Assets Resulting from Operations	(43,038)	72,592	(6,278)	13,748

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(42,789)	–	(8,464)
Class 2	N/A	N/A	–	(11)
Total Dividends and Distributions	–	(42,789)	–	(8,475)

Capital Share Transactions
Shares sold:
Class 1	228,811	410,455	23,207	28,130
Class 2	N/A	N/A	311	413
Shares issued in reinvestment of dividends and distributions:
Class 1	–	42,789	–	8,464
Class 2	N/A	N/A	–	11
Shares redeemed:
Class 1	(190,477)	(219,587)	(26,371)	(40,636)
Class 2	N/A	N/A	(85)	(69)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	38,334	233,657	(2,938)	(3,687)
Total Increase (Decrease)	(4,704)	263,460	(9,216)	1,586

Net Assets
Beginning of period	2,448,068	2,184,608	294,254	292,668
End of period (including undistributed net investment income as set forth below)	$2,443,364	$2,448,068	$285,038	$294,254
Undistributed (Overdistributed) Net Investment Income (Loss)	$81,311	$52,141	$13,678	$9,053

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	22,378	39,550	2,078	2,484
Class 2	N/A	N/A	28	36
Shares issued in reinvestment of dividends and distributions:
Class 1	–	4,118	–	751
Class 2	N/A	N/A	–	1
Shares redeemed:
Class 1	(18,696)	(21,105)	(2,366)	(3,584)
Class 2	N/A	N/A	(7)	(6)
Net Increase (Decrease)	3,682	22,563	(267)	(318)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			Diversified Balanced Managed
Amounts in thousands	Diversified Balanced Account		Volatility Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2018	2017 (a)	June 30, 2018	2017
Operations
Net investment income (loss)	$(1,659)	$26,483	$(268)	$6,427
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	13,682	14,467	754	1,309
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(9,328)	83,080	(60)	10,330
Net Increase (Decrease) in Net Assets Resulting from Operations	2,695	124,030	426	18,066

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(678)	N/A	N/A
Class 2	–	(15,440)	–	(2,269)
From net realized gain on investments:
Class 1	–	(582)	N/A	N/A
Class 2	–	(15,560)	–	(1,235)
Total Dividends and Distributions	–	(32,260)	–	(3,504)

Capital Share Transactions
Shares sold:
Class 1	947	990	N/A	N/A
Class 2	6,301	17,248	3,354	8,844
Shares issued in acquisition:
Class 1	N/A	42,215	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,260	N/A	N/A
Class 2	–	31,000	–	3,504
Shares redeemed:
Class 1	(3,301)	(3,063)	N/A	N/A
Class 2	(70,214)	(106,992)	(10,006)	(14,661)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(66,267)	(17,342)	(6,652)	(2,313)
Total Increase (Decrease)	(63,572)	74,428	(6,226)	12,249

Net Assets
Beginning of period	1,174,075	1,099,647	181,005	168,756
End of period (including undistributed net investment income as set forth below)	$1,110,503	$1,174,075	$174,779	$181,005
Undistributed (Overdistributed) Net Investment Income (Loss)	$24,820	$26,479	$6,158	$6,426

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	60	64	N/A	N/A
Class 2	394	1,129	274	755
Shares issued in acquisition:
Class 1	N/A	2,723	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	82	N/A	N/A
Class 2	–	2,026	–	299
Shares redeemed:
Class 1	(207)	(196)	N/A	N/A
Class 2	(4,400)	(6,928)	(817)	(1,243)
Net Increase (Decrease)	(4,153)	(1,100)	(543)	(189)

(a)	Period from May 1, 2017, date operations commenced, through December 31, 2017 for Class 1 shares.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Diversified Balanced Volatility
Amounts in thousands	Control Account		Diversified Growth Account
		Period Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2018	2017 (a)	June 30, 2018	2017
Operations
Net investment income (loss)	$7	$422	$(5,850)	$95,750
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	61	159	24,234	39,803
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(321)	782	12,899	367,391
Net Increase (Decrease) in Net Assets Resulting from Operations	(253)	1,363	31,283	502,944

Dividends and Distributions to Shareholders
From net investment income:
Class 2	–	–	–	(51,749)
From net realized gain on investments:
Class 2	–	–	–	(57,807)
Total Dividends and Distributions	–	–	–	(109,556)

Capital Share Transactions
Shares sold:
Class 2	19,776	36,152	22,999	63,092
Shares issued in reinvestment of dividends and distributions:
Class 2	–	–	–	109,556
Shares redeemed:
Class 2	(1,409)	(993)	(152,914)	(209,224)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	18,367	35,159	(129,915)	(36,576)
Total Increase (Decrease)	18,114	36,522	(98,632)	356,812

Net Assets
Beginning of period	36,522	–	3,945,713	3,588,901
End of period (including undistributed net investment income as set forth below)	$54,636	$36,522	$3,847,081	$3,945,713
Undistributed (Overdistributed) Net Investment Income (Loss)	$430	$423	$89,885	$95,735

Increase (Decrease) in Capital Shares
Shares sold:
Class 2	1,842	3,477	1,294	3,801
Shares issued in reinvestment of dividends and distributions:
Class 2	–	–	–	6,568
Shares redeemed:
Class 2	(131)	(96)	(8,626)	(12,315)
Net Increase (Decrease)	1,711	3,381	(7,332)	(1,946)

(a)	Period from March 30, 2017, date operations commenced, through December 31, 2017.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Diversified Growth Managed		Diversified Growth Volatility
Amounts in thousands	Volatility Account		Control Account
		Year Ended		Period Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2018	2017	June 30, 2018	2017 (a)
Operations
Net investment income (loss)	$(531)	$14,575	$105	$2,221
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	1,058	2,707	(546)	877
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	2,206	25,130	(509)	4,803
Net Increase (Decrease) in Net Assets Resulting from Operations	2,733	42,412	(950)	7,901

Dividends and Distributions to Shareholders
From net investment income:
Class 2	–	(4,217)	–	–
From net realized gain on investments:
Class 2	–	(2,848)	–	–
Total Dividends and Distributions	–	(7,065)	–	–

Capital Share Transactions
Shares sold:
Class 2	7,409	23,025	124,979	164,628
Shares issued in reinvestment of dividends and distributions:
Class 2	–	7,065	–	–
Shares redeemed:
Class 2	(15,268)	(24,047)	–	(760)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(7,859)	6,043	124,979	163,868
Total Increase (Decrease)	(5,126)	41,390	124,029	171,769

Net Assets
Beginning of period	355,062	313,672	171,769	–
End of period (including undistributed net investment income as set forth below)	$349,936	$355,062	$295,798	$171,769
Undistributed (Overdistributed) Net Investment Income (Loss)	$14,043	$14,574	$2,336	$2,231

Increase (Decrease) in Capital Shares
Shares sold:
Class 2	580	1,926	11,421	15,726
Shares issued in reinvestment of dividends and distributions:
Class 2	–	587	–	–
Shares redeemed:
Class 2	(1,199)	(1,974)	–	(74)
Net Increase (Decrease)	(619)	539	11,421	15,652

(a)	Period from March 30, 2017, date operations commenced, through December 31, 2017.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			Diversified International
Amounts in thousands	Diversified Income Account		Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2018	2017	June 30, 2018	2017
Operations
Net investment income (loss)	$(392)	$5,252	$3,756	$3,783
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	1,505	1,654	14,020	16,389
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(1,932)	14,607	(29,556)	48,996
Net Increase (Decrease) in Net Assets Resulting from Operations	(819)	21,513	(11,780)	69,168

Dividends and Distributions to Shareholders
From net investment income:
Class 1	N/A	N/A	–	(5,043)
Class 2	–	(3,536)	–	(25)
From net realized gain on investments:
Class 2	–	(2,303)	–	–
Total Dividends and Distributions	–	(5,839)	–	(5,068)

Capital Share Transactions
Shares sold:
Class 1	N/A	N/A	17,272	17,953
Class 2	18,337	37,689	532	582
Shares issued in reinvestment of dividends and distributions:
Class 1	N/A	N/A	–	5,043
Class 2	–	5,839	–	25
Shares redeemed:
Class 1	N/A	N/A	(18,319)	(37,771)
Class 2	(32,201)	(45,068)	(34)	(448)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(13,864)	(1,540)	(549)	(14,616)
Total Increase (Decrease)	(14,683)	14,134	(12,329)	49,484

Net Assets
Beginning of period	268,135	254,001	294,843	245,359
End of period (including undistributed net investment income as set forth below)	$253,452	$268,135	$282,514	$294,843
Undistributed (Overdistributed) Net Investment Income (Loss)	$4,859	$5,251	$6,885	$3,129

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	N/A	N/A	1,005	1,163
Class 2	1,406	2,935	31	36
Shares issued in reinvestment of dividends and distributions:
Class 1	N/A	N/A	–	316
Class 2	–	459	–	1
Shares redeemed:
Class 1	N/A	N/A	(1,070)	(2,444)
Class 2	(2,464)	(3,539)	(2)	(29)
Net Increase (Decrease)	(1,058)	(145)	(36)	(957)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			Government & High Quality
Amounts in thousands	Equity Income Account		Bond Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2018	2017	June 30, 2018	2017
Operations
Net investment income (loss)	$6,930	$12,452	$2,944	$7,687
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	13,815	43,479	(2,812)	(748)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(22,052)	50,703	(2,261)	(2,359)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,307)	106,634	(2,129)	4,580

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(11,625)	–	(9,806)
Class 2	–	(513)	–	(89)
From net realized gain on investments:
Class 1	–	(24,987)	–	–
Class 2	–	(1,228)	–	–
Total Dividends and Distributions	–	(38,353)	–	(9,895)

Capital Share Transactions
Shares sold:
Class 1	37,244	47,257	10,410	27,787
Class 2	1,025	1,516	299	380
Shares issued in reinvestment of dividends and distributions:
Class 1	–	36,612	–	9,806
Class 2	–	1,741	–	89
Shares redeemed:
Class 1	(48,911)	(102,262)	(22,592)	(38,116)
Class 2	(2,205)	(3,073)	(132)	(417)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(12,847)	(18,209)	(12,015)	(471)
Total Increase (Decrease)	(14,154)	50,072	(14,144)	(5,786)

Net Assets
Beginning of period	600,098	550,026	244,141	249,927
End of period (including undistributed net investment income as set forth below)	$585,944	$600,098	$229,997	$244,141
Undistributed (Overdistributed) Net Investment Income (Loss)	$22,236	$15,365	$11,614	$8,670

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,424	1,886	1,078	2,786
Class 2	40	62	31	38
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,555	–	1,002
Class 2	–	74	–	9
Shares redeemed:
Class 1	(1,871)	(4,154)	(2,344)	(3,814)
Class 2	(85)	(125)	(13)	(42)
Net Increase (Decrease)	(492)	(702)	(1,248)	(21)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			International Emerging
Amounts in thousands	Income Account		Markets Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2018	2017	June 30, 2018	2017
Operations
Net investment income (loss)	$3,743	$7,676	$651	$929
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	2,084	(365)	9,296	11,865
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(6,672)	3,846	(17,994)	21,489
Net Increase (Decrease) in Net Assets Resulting from Operations	(845)	11,157	(8,047)	34,283

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(9,413)	–	(1,303)
Class 2	–	(117)	–	(6)
Total Dividends and Distributions	–	(9,530)	–	(1,309)

Capital Share Transactions
Shares sold:
Class 1	5,658	18,162	6,560	12,625
Class 2	467	822	881	766
Shares issued in reinvestment of dividends and distributions:
Class 1	–	9,413	–	1,303
Class 2	–	117	–	6
Shares redeemed:
Class 1	(35,672)	(37,872)	(11,582)	(17,739)
Class 2	(236)	(775)	(34)	(67)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(29,783)	(10,133)	(4,175)	(3,106)
Total Increase (Decrease)	(30,628)	(8,506)	(12,222)	29,868

Net Assets
Beginning of period	223,063	231,569	115,670	85,802
End of period (including undistributed net investment income as set forth below)	$192,435	$223,063	$103,448	$115,670
Undistributed (Overdistributed) Net Investment Income (Loss)	$10,869	$7,126	$1,682	$1,031

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	547	1,738	334	741
Class 2	46	78	45	43
Shares issued in reinvestment of dividends and distributions:
Class 1	–	915	–	72
Class 2	–	11	–	–
Shares redeemed:
Class 1	(3,466)	(3,599)	(586)	(1,046)
Class 2	(23)	(74)	(2)	(4)
Net Increase (Decrease)	(2,896)	(931)	(209)	(194)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	LargeCap Growth Account		LargeCap Growth Account I
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2018	2017	June 30, 2018	2017
Operations
Net investment income (loss)	$37	$255	$(27)	$95
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	14,310	10,067	21,674	26,426
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(2,882)	22,296	14,458	52,969
Net Increase (Decrease) in Net Assets Resulting from Operations	11,465	32,618	36,105	79,490

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(408)	–	(88)
Class 2	–	(2)	–	–
From net realized gain on investments:
Class 1	–	–	–	(14,130)
Class 2	–	–	–	(24)
Total Dividends and Distributions	–	(410)	–	(14,242)

Capital Share Transactions
Shares sold:
Class 1	4,271	6,086	16,178	18,718
Class 2	367	357	1,186	518
Shares issued in reinvestment of dividends and distributions:
Class 1	–	408	–	14,218
Class 2	–	2	–	24
Shares redeemed:
Class 1	(14,062)	(15,126)	(25,127)	(40,028)
Class 2	(155)	(154)	(35)	(34)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(9,579)	(8,427)	(7,798)	(6,584)
Total Increase (Decrease)	1,886	23,781	28,307	58,664

Net Assets
Beginning of period	120,902	97,121	302,849	244,185
End of period (including undistributed net investment income as set forth below)	$122,788	$120,902	$331,156	$302,849
Undistributed (Overdistributed) Net Investment Income (Loss)	$292	$255	$79	$106

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	121	212	480	663
Class 2	10	13	36	18
Shares issued in reinvestment of dividends and distributions:
Class 1	–	14	–	499
Class 2	–	–	–	1
Shares redeemed:
Class 1	(399)	(525)	(744)	(1,414)
Class 2	(4)	(6)	(1)	(1)
Net Increase (Decrease)	(272)	(292)	(229)	(234)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	LargeCap S&P 500 Index		LargeCap S&P 500 Managed
Amounts in thousands	Account		Volatility Index Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2018	2017	June 30, 2018	2017
Operations
Net investment income (loss)	$21,028	$41,906	$1,575	$3,009
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	55,829	98,040	5,208	4,295
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(9,780)	336,443	(907)	31,117
Net Increase (Decrease) in Net Assets Resulting from Operations	67,077	476,389	5,876	38,421

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(40,921)	–	(2,860)
Class 2	–	(40)	N/A	N/A
From net realized gain on investments:
Class 1	–	(50,648)	–	(13,570)
Class 2	–	(51)	N/A	N/A
Total Dividends and Distributions	–	(91,660)	–	(16,430)

Capital Share Transactions
Shares sold:
Class 1	117,514	162,755	7,589	14,893
Class 2	2,421	2,323	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	91,569	–	16,430
Class 2	–	91	N/A	N/A
Shares redeemed:
Class 1	(218,621)	(337,078)	(17,958)	(29,836)
Class 2	(84)	(218)	N/A	N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(98,770)	(80,558)	(10,369)	1,487
Total Increase (Decrease)	(31,693)	304,171	(4,493)	23,478

Net Assets
Beginning of period	2,567,220	2,263,049	222,026	198,548
End of period (including undistributed net investment income as set forth below)	$2,535,527	$2,567,220	$217,533	$222,026
Undistributed (Overdistributed) Net Investment Income (Loss)	$63,490	$42,547	$4,675	$3,107

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	6,458	9,731	562	1,163
Class 2	133	137	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	5,543	–	1,332
Class 2	–	5	N/A	N/A
Shares redeemed:
Class 1	(11,792)	(19,820)	(1,301)	(2,293)
Class 2	(5)	(12)	N/A	N/A
Net Increase (Decrease)	(5,206)	(4,416)	(739)	202

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	LargeCap Value Account		MidCap Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2018	2017	June 30, 2018	2017
Operations
Net investment income (loss)	$1,352	$2,350	$1,036	$1,964
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	(179)	13,540	50,426	86,890
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(5,078)	6,453	(34,313)	44,727
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,905)	22,343	17,149	133,581

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(2,714)	–	(3,046)
Class 2	–	(3)	–	(55)
From net realized gain on investments:
Class 1	–	(7,966)	–	(36,904)
Class 2	–	(10)	–	(1,112)
Total Dividends and Distributions	–	(10,693)	–	(41,117)

Capital Share Transactions
Shares sold:
Class 1	2,232	3,759	7,323	13,402
Class 2	241	250	145	249
Shares issued in reinvestment of dividends and distributions:
Class 1	–	10,680	–	39,950
Class 2	–	13	–	1,167
Shares redeemed:
Class 1	(10,451)	(16,884)	(42,307)	(144,828)
Class 2	(6)	(19)	(661)	(1,127)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(7,984)	(2,201)	(35,500)	(91,187)
Total Increase (Decrease)	(11,889)	9,449	(18,351)	1,277

Net Assets
Beginning of period	150,509	141,060	592,896	591,619
End of period (including undistributed net investment income as set forth below)	$138,620	$150,509	$574,545	$592,896
Undistributed (Overdistributed) Net Investment Income (Loss)	$3,772	$2,441	$2,539	$1,810

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	69	121	122	239
Class 2	7	9	3	4
Shares issued in reinvestment of dividends and distributions:
Class 1	–	362	–	725
Class 2	–	–	–	21
Shares redeemed:
Class 1	(322)	(545)	(706)	(2,600)
Class 2	–	(1)	(11)	(20)
Net Increase (Decrease)	(246)	(54)	(592)	(1,631)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			Principal Capital Appreciation
Amounts in thousands, except Multi-Asset Income Account	Multi-Asset Income Account		Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2018	2017	June 30, 2018	2017
Operations
Net investment income (loss)	$6,445	$9,393	$815	$1,680
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	(88)	1,062	11,070	9,970
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(11,861)	14,204	(7,493)	18,186
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,504)	24,659	4,392	29,836

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(3,776)	–	(1,876)
Class 2	–	(198)	–	(84)
From net realized gain on investments:
Class 1	–	(543)	–	–
Class 2	–	(29)	–	–
Total Dividends and Distributions	–	(4,546)	–	(1,960)

Capital Share Transactions
Shares sold:
Class 1	91,445	83,032	1,725	3,469
Class 2	15,722	13,773	948	799
Shares issued in reinvestment of dividends and distributions:
Class 1	–	4,319	–	1,876
Class 2	–	227	–	84
Shares redeemed:
Class 1	(23,766)	(47,999)	(13,354)	(24,539)
Class 2	(86)	(11)	(537)	(1,180)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	83,315	53,341	(11,218)	(19,491)
Total Increase (Decrease)	77,811	73,454	(6,826)	8,385

Net Assets
Beginning of period	266,736	193,282	162,998	154,613
End of period (including undistributed net investment income as set forth below)	$344,547	$266,736	$156,172	$162,998
Undistributed (Overdistributed) Net Investment Income (Loss)	$15,837	$9,392	$2,480	$1,694

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	8,187	7,698	59	135
Class 2	1,416	1,236	33	31
Shares issued in reinvestment of dividends and distributions:
Class 1	–	396	–	72
Class 2	–	21	–	3
Shares redeemed:
Class 1	(2,127)	(4,502)	(458)	(943)
Class 2	(8)	(1)	(19)	(45)
Net Increase (Decrease)	7,468	4,848	(385)	(747)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal LifeTime 2010		Principal LifeTime 2020
Amounts in thousands	Account		Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2018	2017	June 30, 2018	2017
Operations
Net investment income (loss)	$86	$1,093	$375	$5,158
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	207	906	22	5,615
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(474)	2,597	(757)	16,432
Net Increase (Decrease) in Net Assets Resulting from Operations	(181)	4,596	(360)	27,205

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(910)	–	(3,818)
Class 2	N/A	N/A	–	(5)
From net realized gain on investments:
Class 1	–	(587)	–	(2,214)
Class 2	N/A	N/A	–	(3)
Total Dividends and Distributions	–	(1,497)	–	(6,040)

Capital Share Transactions
Shares sold:
Class 1	2,766	6,802	12,955	20,106
Class 2	N/A	N/A	627	635
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,497	–	6,032
Class 2	N/A	N/A	–	8
Shares redeemed:
Class 1	(7,380)	(12,203)	(19,384)	(35,995)
Class 2	N/A	N/A	(12)	(14)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,614)	(3,904)	(5,814)	(9,228)
Total Increase (Decrease)	(4,795)	(805)	(6,174)	11,937

Net Assets
Beginning of period	41,836	42,641	198,609	186,672
End of period (including undistributed net investment income as set forth below)	$37,041	$41,836	$192,435	$198,609
Undistributed (Overdistributed) Net Investment Income (Loss)	$1,178	$1,092	$5,532	$5,157

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	207	519	912	1,502
Class 2	N/A	N/A	45	46
Shares issued in reinvestment of dividends and distributions:
Class 1	–	116	–	449
Class 2	N/A	N/A	–	1
Shares redeemed:
Class 1	(551)	(932)	(1,372)	(2,667)
Class 2	N/A	N/A	(1)	(1)
Net Increase (Decrease)	(344)	(297)	(416)	(670)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal LifeTime 2030		Principal LifeTime 2040
Amounts in thousands	Account		Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2018	2017	June 30, 2018	2017
Operations
Net investment income (loss)	$206	$3,872	$88	$1,387
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	1	4,732	11	2,273
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(67)	14,742	444	6,955
Net Increase (Decrease) in Net Assets Resulting from Operations	140	23,346	543	10,615

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(2,254)	–	(785)
Class 2	–	(8)	–	(4)
From net realized gain on investments:
Class 1	–	(1,695)	–	(460)
Class 2	–	(7)	–	(3)
Total Dividends and Distributions	–	(3,964)	–	(1,252)

Capital Share Transactions
Shares sold:
Class 1	19,018	27,203	8,619	12,972
Class 2	485	775	404	233
Shares issued in reinvestment of dividends and distributions:
Class 1	–	3,949	–	1,245
Class 2	–	15	–	7
Shares redeemed:
Class 1	(11,830)	(21,840)	(6,044)	(9,761)
Class 2	(72)	(80)	(184)	(34)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	7,601	10,022	2,795	4,662
Total Increase (Decrease)	7,741	29,404	3,338	14,025

Net Assets
Beginning of period	153,321	123,917	64,136	50,111
End of period (including undistributed net investment income as set forth below)	$161,062	$153,321	$67,474	$64,136
Undistributed (Overdistributed) Net Investment Income (Loss)	$4,078	$3,872	$1,475	$1,387

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,428	2,197	530	878
Class 2	38	62	25	16
Shares issued in reinvestment of dividends and distributions:
Class 1	–	319	–	84
Class 2	–	1	–	–
Shares redeemed:
Class 1	(891)	(1,760)	(370)	(666)
Class 2	(6)	(6)	(12)	(2)
Net Increase (Decrease)	569	813	173	310

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal LifeTime 2050		Principal LifeTime 2060
Amounts in thousands	Account		Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2018	2017	June 30, 2018	2017
Operations
Net investment income (loss)	$33	$686	$4	$113
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	13	1,482	14	191
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	285	3,903	39	470
Net Increase (Decrease) in Net Assets Resulting from Operations	331	6,071	57	774

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(392)	–	(37)
Class 2	–	(7)	N/A	N/A
From net realized gain on investments:
Class 1	–	(249)	–	(21)
Class 2	–	(5)	N/A	N/A
Total Dividends and Distributions	–	(653)	–	(58)

Capital Share Transactions
Shares sold:
Class 1	5,498	6,750	3,305	3,096
Class 2	321	642	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	641	–	58
Class 2	–	12	N/A	N/A
Shares redeemed:
Class 1	(4,408)	(7,811)	(2,926)	(802)
Class 2	(320)	(33)	N/A	N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,091	201	379	2,352
Total Increase (Decrease)	1,422	5,619	436	3,068

Net Assets
Beginning of period	32,387	26,768	5,712	2,644
End of period (including undistributed net investment income as set forth below)	$33,809	$32,387	$6,148	$5,712
Undistributed (Overdistributed) Net Investment Income (Loss)	$720	$687	$117	$113

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	344	468	225	231
Class 2	20	44	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	44	–	5
Class 2	–	1	N/A	N/A
Shares redeemed:
Class 1	(276)	(531)	(199)	(61)
Class 2	(20)	(2)	N/A	N/A
Net Increase (Decrease)	68	24	26	175

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal LifeTime Strategic
Amounts in thousands	Income Account		Real Estate Securities Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2018	2017	June 30, 2018	2017
Operations
Net investment income (loss)	$60	$631	$1,110	$1,870
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	(17)	320	4,022	12,729
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(221)	1,105	(3,555)	(738)
Net Increase (Decrease) in Net Assets Resulting from Operations	(178)	2,056	1,577	13,861

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(574)	–	(2,714)
Class 2	N/A	N/A	–	(35)
From net realized gain on investments:
Class 1	–	–	–	(14,849)
Class 2	N/A	N/A	–	(232)
Total Dividends and Distributions	–	(574)	–	(17,830)

Capital Share Transactions
Shares sold:
Class 1	2,570	3,570	6,057	10,799
Class 2	N/A	N/A	840	804
Shares issued in reinvestment of dividends and distributions:
Class 1	–	574	–	17,563
Class 2	N/A	N/A	–	267
Shares redeemed:
Class 1	(2,867)	(5,737)	(13,239)	(28,607)
Class 2	N/A	N/A	(292)	(2,387)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(297)	(1,593)	(6,634)	(1,561)
Total Increase (Decrease)	(475)	(111)	(5,057)	(5,530)

Net Assets
Beginning of period	24,630	24,741	157,445	162,975
End of period (including undistributed net investment income as set forth below)	$24,155	$24,630	$152,388	$157,445
Undistributed (Overdistributed) Net Investment Income (Loss)	$691	$631	$3,765	$2,655

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	213	301	311	506
Class 2	N/A	N/A	43	39
Shares issued in reinvestment of dividends and distributions:
Class 1	–	49	–	880
Class 2	N/A	N/A	–	13
Shares redeemed:
Class 1	(237)	(486)	(675)	(1,341)
Class 2	N/A	N/A	(15)	(112)
Net Increase (Decrease)	(24)	(136)	(336)	(15)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			SAM Conservative Balanced
Amounts in thousands	SAM Balanced Portfolio		Portfolio
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2018	2017	June 30, 2018	2017
Operations
Net investment income (loss)	$1,498	$22,563	$714	$6,294
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	10,198	36,186	1,346	7,429
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(9,441)	51,054	(2,250)	7,897
Net Increase (Decrease) in Net Assets Resulting from Operations	2,255	109,803	(190)	21,620

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(14,267)	–	(4,930)
Class 2	–	(2,022)	–	(486)
From net realized gain on investments:
Class 1	–	(15,704)	–	(1,872)
Class 2	–	(2,492)	–	(201)
Total Dividends and Distributions	–	(34,485)	–	(7,489)

Capital Share Transactions
Shares sold:
Class 1	8,613	16,038	7,495	8,651
Class 2	6,112	10,687	1,790	3,932
Shares issued in reinvestment of dividends and distributions:
Class 1	–	29,971	–	6,802
Class 2	–	4,514	–	687
Shares redeemed:
Class 1	(57,108)	(105,666)	(17,194)	(33,614)
Class 2	(5,051)	(11,933)	(1,652)	(2,832)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(47,434)	(56,389)	(9,561)	(16,374)
Total Increase (Decrease)	(45,179)	18,929	(9,751)	(2,243)

Net Assets
Beginning of period	788,538	769,609	199,064	201,307
End of period (including undistributed net investment income as set forth below)	$743,359	$788,538	$189,313	$199,064
Undistributed (Overdistributed) Net Investment Income (Loss)	$24,060	$22,562	$7,007	$6,293

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	541	1,048	607	722
Class 2	388	702	147	328
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,991	–	573
Class 2	–	303	–	59
Shares redeemed:
Class 1	(3,580)	(6,911)	(1,392)	(2,799)
Class 2	(320)	(787)	(136)	(238)
Net Increase (Decrease)	(2,971)	(3,654)	(774)	(1,355)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	SAM Conservative Growth
Amounts in thousands	Portfolio		SAM Flexible Income Portfolio
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2018	2017	June 30, 2018	2017
Operations
Net investment income (loss)	$92	$9,148	$1,171	$7,953
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	5,454	17,208	4,698	5,006
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(3,758)	32,050	(6,456)	4,463
Net Increase (Decrease) in Net Assets Resulting from Operations	1,788	58,406	(587)	17,422

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(3,240)	–	(6,479)
Class 2	–	(1,602)	–	(654)
From net realized gain on investments:
Class 1	–	(4,542)	–	(1,400)
Class 2	–	(2,613)	–	(153)
Total Dividends and Distributions	–	(11,997)	–	(8,686)

Capital Share Transactions
Shares sold:
Class 1	8,049	15,368	5,066	13,221
Class 2	4,612	8,409	4,315	5,463
Shares issued in reinvestment of dividends and distributions:
Class 1	–	7,782	–	7,879
Class 2	–	4,215	–	807
Shares redeemed:
Class 1	(16,803)	(27,122)	(22,411)	(30,688)
Class 2	(4,509)	(10,459)	(1,875)	(4,151)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(8,651)	(1,807)	(14,905)	(7,469)
Total Increase (Decrease)	(6,863)	44,602	(15,492)	1,267

Net Assets
Beginning of period	347,133	302,531	217,745	216,478
End of period (including undistributed net investment income as set forth below)	$340,270	$347,133	$202,253	$217,745
Undistributed (Overdistributed) Net Investment Income (Loss)	$9,238	$9,146	$9,123	$7,952

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	402	827	394	1,032
Class 2	234	455	338	429
Shares issued in reinvestment of dividends and distributions:
Class 1	–	420	–	625
Class 2	–	231	–	64
Shares redeemed:
Class 1	(837)	(1,452)	(1,739)	(2,393)
Class 2	(228)	(568)	(147)	(327)
Net Increase (Decrease)	(429)	(87)	(1,154)	(570)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	SAM Strategic Growth Portfolio		Short-Term Income Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2018	2017	June 30, 2018	2017
Operations
Net investment income (loss)	$247	$6,555	$1,619	$3,319
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	6,818	14,569	(639)	(99)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(6,358)	32,616	(865)	128
Net Increase (Decrease) in Net Assets Resulting from Operations	707	53,740	115	3,348

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(2,198)	–	(3,141)
Class 2	–	(1,445)	–	(42)
From net realized gain on investments:
Class 1	–	(4,239)	–	–
Class 2	–	(3,254)	–	–
Total Dividends and Distributions	–	(11,136)	–	(3,183)

Capital Share Transactions
Shares sold:
Class 1	6,520	14,111	14,352	32,564
Class 2	5,071	9,771	1,794	2,666
Shares issued in reinvestment of dividends and distributions:
Class 1	–	6,437	–	3,141
Class 2	–	4,699	–	42
Shares redeemed:
Class 1	(11,133)	(26,278)	(21,352)	(47,948)
Class 2	(4,467)	(9,804)	(359)	(2,494)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,009)	(1,064)	(5,565)	(12,029)
Total Increase (Decrease)	(3,302)	41,540	(5,450)	(11,864)

Net Assets
Beginning of period	290,493	248,953	160,746	172,610
End of period (including undistributed net investment income as set forth below)	$287,191	$290,493	$155,296	$160,746
Undistributed (Overdistributed) Net Investment Income (Loss)	$6,802	$6,555	$4,936	$3,317

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	298	696	5,650	12,728
Class 2	233	487	709	1,047
Shares issued in reinvestment of dividends and distributions:
Class 1	–	320	–	1,232
Class 2	–	236	–	17
Shares redeemed:
Class 1	(507)	(1,298)	(8,405)	(18,737)
Class 2	(206)	(489)	(142)	(976)
Net Increase (Decrease)	(182)	(48)	(2,188)	(4,689)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	SmallCap Account
		Year Ended
	Period Ended	December 31,
	June 30, 2018	2017
Operations
Net investment income (loss)	$103	$770
Net realized gain (loss) on investments, foreign currencies, futures,
options and swaptions, short sales, and swap agreements	21,798	16,365
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies	(765)	8,266
Net Increase (Decrease) in Net Assets Resulting from Operations	21,136	25,401

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(766)
Class 2	–	(7)
Total Dividends and Distributions	–	(773)

Capital Share Transactions
Shares sold:
Class 1	4,693	8,334
Class 2	235	497
Shares issued in reinvestment of dividends and distributions:
Class 1	–	766
Class 2	–	7
Shares redeemed:
Class 1	(23,040)	(34,375)
Class 2	(265)	(666)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(18,377)	(25,437)
Total Increase (Decrease)	2,759	(809)

Net Assets
Beginning of period	214,040	214,849
End of period (including undistributed net investment income as set forth below)	$216,799	$214,040
Undistributed (Overdistributed) Net Investment Income (Loss)	$930	$893

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	264	532
Class 2	13	31
Shares issued in reinvestment of dividends and distributions:
Class 1	–	50
Class 2	–	1
Shares redeemed:
Class 1	(1,301)	(2,177)
Class 2	(15)	(43)
Net Increase (Decrease)	(1,039)	(1,606)

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2018 (unaudited)

1. Organization

Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Bond Market Index Account, Core Plus Bond Account, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, Diversified Income Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap S&P 500 Managed Volatility Index Account, LargeCap Value Account, MidCap Account, Multi-Asset Income Account, Principal Capital Appreciation Account, Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account and SmallCap Account, (known as the “Accounts”), are presented herein.

Each of the Accounts is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. Each of the Accounts was an investment company at all times during the period. The Accounts have not provided financial support, and are not contractually required to provide financial support to any investee.

On May 1, 2017, Principal Management Corporation (formerly, the “Manager”) was merged into Principal Global Investors, LLC (the “Manager”). The merger did not involve a change in actual control or actual management with respect to the investment adviser of the Funds. The personnel responsible for fulfilling the obligations to the Funds pursuant to the investment advisory agreement remain the same.

Effective March 30, 2017, the initial purchases of $100,000 of Class 2 shares of Diversified Balanced Volatility Control Account and Diversified Growth Volatility Control Account were made by Principal Financial Services, Inc.

Effective May 1, 2017, the initial purchase of $10,000 of Class 1 shares of Diversified Balanced Account was made by the Manager.

Effective May 26, 2017, Diversified Balanced Account acquired all the assets and assumed all the liabilities of Balanced Account pursuant to a plan of acquisition approved by shareholders on May 25, 2017. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 2,737,000 shares from Balanced Account for 2,723,000 shares valued at $42,215,000 of Diversified Balanced Account at an approximate exchange rate of .99 for Class 1 shares. The investment securities of Balanced Account, with a fair value of approximately $7,000 and a cost of $7,000 and $42,204,000 cash were the primary assets acquired by Diversified Balanced Account on May 26, 2017. For financial reporting purposes, assets received and shares issued by Diversified Balanced Account were recorded at fair value; however, the cost basis of the investments received from Balanced Account were carried forward to align ongoing reporting of Diversified Balanced Account. The aggregate net assets of Balanced Account and Diversified Balanced Account immediately prior to the acquisition in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) were approximately $42,215,000 ($347,000 of accumulated realized gain) and $1,123,814,000, respectively. The aggregate net assets of Diversified Balanced Account immediately following the acquisition were $1,166,029,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on January 1, 2017, the beginning of the fiscal year for Diversified Balanced Account, Diversified Balanced Account’s pro forma results of operations for the period ended December 31, 2017, would have been $26,854,000 of net investment income, $99,029,000 of net realized and unrealized gain on investments, and $125,883,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Balanced Account that have been included in Diversified Balanced Account’s statement of operations since May 26, 2017.

All classes of shares for each of the Accounts represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2018 (unaudited)

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Accounts:

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, and Principal LifeTime Strategic Income Account (collectively, the “Principal LifeTime Accounts”) along with SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) and Bond Market Index Account, Core Plus Bond Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap S&P 500 Managed Volatility Account, LargeCap Value Account, MidCap Account, Principal Capital Appreciation Account, Real Estate Securities Account, Short-Term Income Account, and SmallCap Account invest in combinations of other series of the Fund and Principal Funds, Inc. which are valued at the closing net asset value per share of each respective fund on the day of valuation. In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds, which are valued at fair value. The Accounts also invest in other publicly traded investment funds. Other publicly traded investment funds are valued at the respective fund’s net asset value. The shares of the other series of the Fund, Principal Funds, Inc., Principal Exchange-Traded Funds, and other publicly traded investment funds are referred to as the “Underlying Funds”.

The Accounts (with the exception of Diversified Balanced Volatility Control Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, Diversified Income Account, Multi-Asset Income Account, Principal LifeTime Accounts, and SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Accounts’ net asset values are reflected in the Accounts’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Accounts invest in foreign securities listed on foreign exchanges which trade on days on which the Accounts do not determine net asset values, for example weekends and other customary national U.S. holidays, the Accounts’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2018 (unaudited)

2. Significant Accounting Policies (Continued)

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Accounts’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following accounts held securities denominated in foreign currencies that exceeded 5% of net assets of the account:

Diversified International Account		International Emerging Markets Account
Euro	21.9%	Hong Kong Dollar	20.5%
Japanese Yen	15.7	South Korean Won	14.4
British Pound Sterling	13.2	Indian Rupee	13.2
Canadian Dollar	7.8	New Taiwan Dollar	11.0
Swiss Franc	5.1	Brazilian Real	5.8

Income and Investment Transactions. The Accounts record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the lives of the respective securities. The Accounts allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to a particular account are charged to that account. Other expenses not directly attributed to a particular account are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that each of the Principal LifeTime Accounts, SAM Portfolios, Bond Market Index Account, Core Plus Bond Account, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, Diversified Income Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap S&P 500 Managed Volatility Account, LargeCap Value Account, MidCap Account, Multi-Asset Income Account, Principal Capital Appreciation Account, Real Estate Securities Account, Short-Term Income Account, and SmallCap Account (singly, “a Fund of Fund” and collectively, “the Funds of Funds”) bears directly, each of the Fund of Funds indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Fund of Funds may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the Fund of Funds will vary. Expenses included in the statements of operations of the Fund of Funds reflect the expenses of each Fund of Fund and do not include any expenses associated with the Underlying Funds.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2018 (unaudited)

2. Significant Accounting Policies (Continued)

Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, certain preferred securities, amortization of premiums and discounts, options and futures contracts, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, swap agreements, short sales, partnership investments, Real Estate Investment Trusts (“REITs”), utilization of earnings and profits distributed to shareholders on redemption of shares, foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Real Estate Securities Account receives substantial distributions from holdings in REITs. Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Accounts intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Accounts’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended June 30, 2018, the Accounts did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the shorter of the fiscal years from 2014-2016 or commencement of the fund’s operations to 2016. No examinations are in progress at this time.

Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Accounts have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, a corresponding receivable will only be recorded when both the amount is known and there are no significant uncertainties regarding collectability.

Gains realized upon the disposition of certain foreign securities held by certain of the Accounts may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statement of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Accounts accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statement of assets and liabilities. At June 30, 2018, International Emerging Markets Account had a deferred tax liability of $28,000 relating to foreign securities.

Investment Company Reporting Modernization. Effective October 13, 2016, the U.S. Securities and Exchange Commission (“SEC”) approved a final rule, Investment Company Reporting Modernization. The SEC adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies As of June 30, 2018, the Fund has adopted the new rules, forms and amendments.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2018 (unaudited)

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Accounts and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Accounts to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month London InterBank Offered Rate (LIBOR) plus 1.00%). During the period ended June 30, 2018, Bond Market Index Account, Core Plus Bond Account, Diversified Balanced Volatility Control Account, Diversified Growth Volatility Control Account, Equity Income Account, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap S&P 500 Managed Volatility Index Account, LargeCap Value Account, MidCap Account, Short-Term Income Account, and SmallCap Account each loaned to the Facility. The interest income received is included in interest income on the statements of operations. There were no outstanding borrowings as of June 30, 2018.

During the period ended June 30, 2018, accounts borrowing from the Facility were as follows (amounts in thousands):

	Average	Weighted Average
	Outstanding Balance	Interest Rate
Diversified Balanced Volatility Control Account	$4	2.42%
Diversified Growth Volatility Control Account	18	2.41
Diversified International Account	31	1.97
International Emerging Markets Account	1	1.96
LargeCap Growth Account	2	2.10
LargeCap S&P 500 Index Account	224	1.97
LargeCap Value Account	33	2.33
MidCap Account	9	2.17
Real Estate Securities Account	40	2.07
SmallCap Account	1	2.36

The interest expense associated with these borrowings is included in other expenses on the statements of operations.

In addition, the Accounts participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit. The Accounts did not borrow against the line of credit during the period ended June 30, 2018.

Contingent Convertible Securities. Certain Accounts invest in contingent convertible securities (“CoCos”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a CoCo’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a CoCo will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a CoCo may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2018 (unaudited)

3. Operating Policies (Continued)

Counterparties. The Accounts may be exposed to counterparty risk, or the risk that another party with which the Accounts have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Accounts exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Accounts in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Accounts. If the unpaid amount owed to the Accounts subsequently decreases, the Accounts would be required to return all or a portion of the collateral.

Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.

The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statement of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for OTC Derivatives. Master Securities Forward Transaction Agreements (“MSFTA”) accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and TBA securities. Certain funds may pledge cash to a broker for securities sold short.

As of June 30, 2018, deposits with counterparty were as follows (amounts in thousands):

	FCM (Futures
	and Cleared Swaps)	TBA Securities	ISDA (OTC Derivatives)
Core Plus Bond Account	$ —	$8	$ 1
LargeCap Growth Account I	534	—	—

Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statement of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the fund by the broker is received in the fund’s custodian account.

As of June 30, 2018, deposits from counterparty were as follows (amounts in thousands):

TBA Securities
Bond Market Index Account $250

Foreign Currency Contracts. Certain of the Accounts may be subject to foreign currency exchange rate risk in the normal course of pursuing such Accounts’ investment objectives. The Accounts may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Accounts enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Accounts as an unrealized gain or loss. When the contract is closed, the Accounts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Accounts’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Accounts could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2018 (unaudited)

3. Operating Policies (Continued)

Futures Contracts. The Accounts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Accounts (with the exception of Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, Diversified Income Account, Multi-Asset Income Account, Principal LifeTime Accounts, and SAM Portfolios) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on financial derivative instruments. Future contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account’s cost basis in the contract. There is minimal counterparty credit risk to the Accounts because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Accounts has valued the investments. This may have an adverse effect on each of the Accounts’ ability to dispose of particular illiquid securities at fair value and may limit each of the Accounts’ ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Accounts may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Accounts would not receive the principal until maturity.

Mortgage-Dollar-Rolls. Certain of the Accounts have entered into mortgage-dollar-roll transactions on “to-be-announced” securities (“TBA”), in which the Accounts sell mortgage-backed securities and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Accounts forgo principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Accounts’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2018 (unaudited)

3. Operating Policies (Continued)

Options Contracts. During the period LargeCap S&P 500 Managed Volatility Index Account wrote call and put options on indices it owns or in which it may invest for both hedging and non-hedging purposes. Writing put options tends to increase a account’s exposure to the underlying instrument. Writing call options tends to decrease an account’s exposure to the underlying instrument. When an account writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying index to determine the realized gain or loss. An account, as a writer of an option, has no control over whether the underlying index may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the index underlying the written option. There is the risk an account may not be able to enter into a closing transaction because of an illiquid market. An account may also purchase put and call options. Purchasing call options tends to increase an account’s exposure to the underlying instrument. Purchasing put options tends to decrease an account’s exposure to the underlying instrument. An account pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying index transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Accounts’ schedules of investments.

Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Accounts in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Accounts’ policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Senior Floating Rate Interests. The Accounts may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the account and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or LIBOR.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2018 (unaudited)

3. Operating Policies (Continued)

In connection with the senior floating rate interests, the Accounts may also enter into unfunded loan commitments. All or a portion of the commitments may be unfunded. The Accounts are obligated to fund these commitments at the Borrower’s discretion. Therefore, the Accounts must have funds sufficient to cover its contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities. As of June 30, 2018, the Accounts had no unfunded loan commitments outstanding.

Short Sales. Bond Market Index Account and LargeCap Growth Account I entered into short sales transactions during the period. A short sale is a transaction in which an account sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The account must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The account is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. An account is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The account is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The account may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

Swap Agreements. Core Plus Bond Account invested in swap agreements during the period. Swap agreements are negotiated agreements between an account and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. An account may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Accounts recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Accounts and any counterparty are required to maintain an agreement that requires the Accounts and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Accounts and such counterparty. If the net fair value of such derivatives transactions between the Accounts and that counterparty exceeds a certain threshold (as defined in the agreement), the Accounts or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Accounts or any counterparty.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2018 (unaudited)

3. Operating Policies (Continued)

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, an account would add leverage to its portfolio because, in addition to its total net assets, an account would be subject to investment exposure on the notional amount of the swap.

If an account is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the account will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If an account is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, an account will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. An account may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that an account as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2018 for which an account is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by an account for the same referenced entity or entities.

Interest rate swaps involve the commitment to exchange cash flows based on changes in the value of a specific reference security or basket of securities.

Certain collateral amounts relate to exchange cleared swaps which are not subject to master netting agreements with counterparties.

To-Be-Announced Securities. The Accounts may trade portfolio securities on a “to-be-announced” or when-issued basis. In a TBA or when-issued transaction, the Accounts commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2018 (unaudited)

3. Operating Policies (Continued)

Underlying Funds. The performance and risks of each Fund of Fund directly correspond to the performance and risks of the underlying funds in which the fund of funds invest. By investing in many underlying funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a Fund of Funds allocates to stock funds, the greater the expected risk.

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

The Manager is the advisor to the Funds of Funds and each of the underlying funds. The Manager is committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of June 30, 2018, the Funds of Funds own the following percentages, in the aggregate, of the outstanding shares of the Accounts listed below:

	Total Percentage		Total Percentage
	of Outstanding		of Outstanding
Account	Shares Owned	Account	Shares Owned
Bond Market Index Account	99.59%	Income Account	92.95
Core Plus Bond Account	22.70	LargeCap S&P 500 Index Account	88.83%
Equity Income Account	37.11	LargeCap S&P 500 Managed Volatility Index Account	100.00
Government & High Quality Bond Account	39.59	Short-Term Income Account	16.62

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Accounts may invest in U.S. government agencies or government-sponsored enterprises. U.S. government securities are obligations of, and in certain cases, guaranteed by, the U.S. government or its agencies. The U.S. government does not guarantee the net asset value of the Accounts’ shares. Some U.S. government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. government.

NOTES TO FINANCIAL STATEMENTS

PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2018 (unaudited)

3. Operating Policies (Continued)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):

			Liability Derivatives June 30, 2018
Derivatives not accounted for	Asset Derivatives June 30, 2018	Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Core Plus Bond Account
Credit contracts	Receivables, Net Assets Consist of Net unrealized	$186* Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	$157* Payables, Net Assets Consist of Net unrealized		$50	*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
	Total	$343		$50
LargeCap Growth Account I
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$—	Payables, Net Assets Consist of Net unrealized	$161	*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
LargeCap S&P 500 Index Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$—	Payables, Net Assets Consist of Net unrealized	$749	*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
LargeCap S&P 500 Managed Volatility Index Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$871	Payables, Net Assets Consist of Net unrealized	$611	*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

			Net Change in Unrealized
		Net Realized Gain or (Loss) on	Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Derivatives Recognized in Statement of	Derivatives Recognized in Statement
as hedging instruments	Recognized in Statement of Operations	Operations	of Operations
Core Plus Bond Account
Credit contracts	Net realized gain (loss) from Swap	$(151)	$186
	agreements/Net change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Interest rate contracts	Net realized gain (loss) from Futures	$180	$26
	contracts, /Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts
	Total	$29	$212
Diversified Balanced Volatility Control Account
Equity contracts	Net realized gain (loss) from Futures	$(3)	$—
	contracts /Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts

Diversified Growth Volatility Control Account
Equity contracts	Net realized gain (loss) from Futures	$(124)	$—
	contracts/Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Growth Account I
Equity contracts	Net realized gain (loss) from Futures	$191	$(229)
	contracts/Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap S&P 500 Index Account
Equity contracts	Net realized gain (loss) from Futures	$1,487	$(942)
	contracts /Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2018 (unaudited)

3. Operating Policies (Continued)

LargeCap S&P 500 Managed Volatility Index Account
Equity contracts	Net realized gain (loss) from Investment	$111	$115
transactions, Futures contracts, and Options
and swaptions /Net change in unrealized
appreciation/(depreciation) of Investments,
Futures contracts, and Options and
swaptions

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Accounts and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of the Core Plus Bond Account.

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the year ended June 30, 2018:

Contract Type	Derivative Type	Average Notional (000's)
Core Plus Bond Account
Credit Contracts	Exchange Cleared Credit Default Swaps - Buy Protection	8,968
Interest Rate Contracts	Futures - Long	15,338
	Futures - Short	11,118
LargeCap Growth Account I
Equity Contracts	Futures - Long	8,128
LargeCap S&P 500 Index Account
Equity Contracts	Futures - Long	53,699
LargeCap S&P 500 Managed Volatility Index Account
Equity Contracts	Futures - Long	2,851
	Purchased Options	41
	Written Options	41

4. Fair Value

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments).

Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2018 (unaudited)

4. Fair Value (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these securities are dependent on economic, political and other considerations. The values of the underlying investee securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (“the Pricing Group”) who reports to the Valuation Committee relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each account’s assets and liabilities. There were no significant purchases, sales, or transfers into or out of Level 3, except as noted in the Level 3 roll forward.

Below are transfers from Level 2 to Level 1 for the period ended June 30, 2018 due to the resumption of trading for previous thinly traded securities:

Core Plus Bond Account $ 131,900

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2018 (unaudited)

4. Fair Value (Continued)

The table below shows the amounts that were transferred from Level 2 to Level 1 at June 30, 2018 to reflect events that occurred after the close of a certain foreign market or exchange but prior to the calculation of the net asset value:

Diversified International Account	$7,500,442
International Emerging Markets Account	4,464,876

The following is a summary of the inputs used as of June 30, 2018 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Bond Market Index Account
Bonds*	$—	$802,223	$—	$802,223
Investment Companies*	189,446	—	—	189,446
Municipal Bonds*	—	18,516	—	18,516
U.S. Government & Government Agency Obligations*	—	1,606,483	—	1,606,483
Total investments in securities $	189,446	$2,427,222	$—	$2,616,668
Short Sales
U.S. Government & Government Agency Obligations	$—	$(331)	$—	$(331)
Total Short Sales $	—	$(331)	$—	$(331)

Core Plus Bond Account
Bonds*	$—	$179,108	$5,450	$184,558
Common Stocks*	62	—	—	62
Investment Companies*	13,358	—	—	13,358
Preferred Stocks
Communications	129	—	3	132
Consumer, Non-cyclical	—	75	—	75
Senior Floating Rate Interests*	—	6,819	—	6,819
U.S. Government & Government Agency Obligations*	—	94,478	—	94,478
Total investments in securities $	13,549	$280,480	$5,453	$299,482
Assets
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$186	$—	$186
Interest Rate Contracts**
Futures	$157	$—	$—	$157
Liabilities
Interest Rate Contracts**
Futures	$(50)	$—	$—	$(50)

Diversified Balanced Account
Bonds*	$—	$4	$—	$4
Investment Companies*	1,110,772	—	—	1,110,772
Preferred Stocks
Consumer, Non-cyclical	—	5	—	5
Total investments in securities $	1,110,772	$9	$—	$1,110,781

Diversified Balanced Managed Volatility Account
Investment Companies*	$174,829	$—	$—	$174,829
Total investments in securities $	174,829	$—	$—	$174,829

Diversified Balanced Volatility Control Account
Investment Companies*	$54,524	$—	$—	$54,524
Total investments in securities $	54,524	$—	$—	$54,524

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2018 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Diversified Growth Account
Investment Companies*		$3,848,068	$—	$—	$3,848,068
	Total investments in securities $	3,848,068	$—	$—	$3,848,068

Diversified Growth Managed Volatility Account
Investment Companies*		$350,029	$—	$—	$350,029
	Total investments in securities $	350,029	$—	$—	$350,029

Diversified Growth Volatility Control Account
Investment Companies*		$295,841	$—	$—	$295,841
	Total investments in securities $	295,841	$—	$—	$295,841

Diversified Income Account
Investment Companies*		$253,522	$—	$—	$253,522
	Total investments in securities $	253,522	$—	$—	$253,522

Diversified International Account
Common Stocks
Basic Materials		$4,290	$11,597	$—	$15,887
Communications		6,272	14,250	—	20,522
Consumer, Cyclical		7,419	46,964	—	54,383
Consumer, Non-cyclical		3,941	31,000	—	34,941
Diversified		—	948	—	948
Energy		3,047	19,038	—	22,085
Financial		16,233	57,078	—	73,311
Industrial		2,963	24,636	—	27,599
Technology		—	21,563	—	21,563
Utilities		—	3,544	—	3,544
Investment Companies*		4,434	—	—	4,434
Preferred Stocks		976	—	—	976
	Total investments in securities $	49,575	$230,618	$—	$280,193

Equity Income Account
Common Stocks*		$578,731	$—	$—	$578,731
Investment Companies*		4,774	—	—	4,774
	Total investments in securities $	583,505	$—	$—	$583,505

Government & High Quality Bond Account
Bonds*		$—	$67,725	$—	$67,725
Investment Companies*		2,175	—	—	2,175
U.S. Government & Government Agency Obligations*		—	159,671	—	159,671
	Total investments in securities $	2,175	$227,396	$—	$229,571

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2018 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Income Account
Bonds*		$—	$119,903	$—	$119,903
Common Stocks
Energy		625	—	—	625
Industrial		—	—	4,381	4,381
Convertible Bonds*		—	1,212	—	1,212
Investment Companies*		1,822	—	—	1,822
Senior Floating Rate Interests*		—	1,207	—	1,207
U.S. Government & Government Agency Obligations*		—	61,600	—	61,600
	Total investments in securities $	2,447	$183,922	$4,381	$190,750

International Emerging Markets Account
Common Stocks
Basic Materials		$2,591	$3,174	$—	$5,765
Communications		7,961	9,770	—	17,731
Consumer, Cyclical		2,269	10,823	—	13,092
Consumer, Non-cyclical		2,023	3,350	—	5,373
Energy		—	10,807	—	10,807
Financial		3,973	20,131	—	24,104
Industrial		—	4,434	—	4,434
Technology		—	16,652	—	16,652
Investment Companies*		4,576	—	—	4,576
Preferred Stocks		1,110	—	—	1,110
	Total investments in securities $	24,503	$79,141	$—	$103,644

LargeCap Growth Account
Common Stocks*		$121,587	$—	$—	$121,587
Investment Companies*		895	—	—	895
	Total investments in securities $	122,482	$—	$—	$122,482

LargeCap Growth Account I
Common Stocks
Basic Materials		$4,864	$—	$—	$4,864
Communications		79,061	—	5	79,066
Consumer, Cyclical		24,630	—	—	24,630
Consumer, Non-cyclical		82,449	—	—	82,449
Energy		385	—	—	385
Financial		29,219	—	—	29,219
Industrial		33,388	—	—	33,388
Technology		64,803	—	—	64,803
Utilities		1,643	—	—	1,643
Convertible Preferred Stocks
Communications		178	—	943	1,121
Investment Companies*		7,742	—	—	7,742
Preferred Stocks
Technology		—	51	153	204
	Total investments in securities $	328,362	$51	$1,101	$329,514
Liabilities
Equity Contracts**
Futures		$(161)	$—	$—	$(161)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2018 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
LargeCap S&P 500 Index Account
Common Stocks*		$2,489,697	$—	$—	$2,489,697
Investment Companies*		43,500	—	—	43,500
	Total investments in securities $	2,533,197	$—	$—	$2,533,197
Liabilities
Equity Contracts**
Futures		$(749)	$—	$—	$(749)

LargeCap S&P 500 Managed Volatility Index Account
Common Stocks*		$203,910	$—	$—	$203,910
Investment Companies*		13,039	—	—	13,039
Purchased Options		871	—	—	871
	Total investments in securities $	217,820	$—	$—	$217,820
Liabilities
Equity Contracts**
Futures		$(32)	$—	$—	$(32)
Options		(579)	—	—	(579)

LargeCap Value Account
Common Stocks*		$138,411	$—	$—	$138,411
Investment Companies*		184	—	—	184
	Total investments in securities $	138,595	$—	$—	$138,595

MidCap Account
Common Stocks*		$573,681	$—	$—	$573,681
Investment Companies*		1,026	—	—	1,026
	Total investments in securities $	574,707	$—	$—	$574,707

Multi-Asset Income Account
Investment Companies*		$349	$—	$—	$349
	Total investments in securities $	349	$—	$—	$349

Principal Capital Appreciation Account
Common Stocks*		$153,431	$—	$—	$153,431
Investment Companies*		2,122	—	—	2,122
	Total investments in securities $	155,553	$—	$—	$155,553

Principal LifeTime 2010 Account
Investment Companies*		$37,047	$—	$—	$37,047
	Total investments in securities $	37,047	$—	$—	$37,047

Principal LifeTime 2020 Account
Investment Companies*		$192,442	$—	$—	$192,442
	Total investments in securities $	192,442	$—	$—	$192,442

Principal LifeTime 2030 Account
Investment Companies*		$161,068	$—	$—	$161,068
	Total investments in securities $	161,068	$—	$—	$161,068

Principal LifeTime 2040 Account
Investment Companies*		$67,480	$—	$—	$67,480
	Total investments in securities $	67,480	$—	$—	$67,480

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2018 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Principal LifeTime 2050 Account
Investment Companies*		$33,815	$—	$—	$33,815
	Total investments in securities $	33,815	$—	$—	$33,815

Principal LifeTime 2060 Account
Investment Companies*		$6,153	$—	$—	$6,153
	Total investments in securities $	6,153	$—	$—	$6,153

Principal LifeTime Strategic Income Account
Investment Companies*		$24,161	$—	$—	$24,161
	Total investments in securities $	24,161	$—	$—	$24,161

Real Estate Securities Account
Common Stocks*		$151,533	$—	$—	$151,533
Investment Companies*		426	—	—	426
	Total investments in securities $	151,959	$—	$—	$151,959

SAM Balanced Portfolio
Investment Companies*		$743,550	$—	$—	$743,550
	Total investments in securities $	743,550	$—	$—	$743,550

SAM Conservative Balanced Portfolio
Investment Companies*		$189,355	$—	$—	$189,355
	Total investments in securities $	189,355	$—	$—	$189,355

SAM Conservative Growth Portfolio
Investment Companies*		$340,365	$—	$—	$340,365
	Total investments in securities $	340,365	$—	$—	$340,365

SAM Flexible Income Portfolio
Investment Companies*		$202,299	$—	$—	$202,299
	Total investments in securities $	202,299	$—	$—	$202,299

SAM Strategic Growth Portfolio
Investment Companies*		$287,275	$—	$—	$287,275
	Total investments in securities $	287,275	$—	$—	$287,275

Short-Term Income Account
Bonds*		$—	$150,733	$—	$150,733
Investment Companies*		2,482	—	—	2,482
U.S. Government & Government Agency Obligations*		—	1,370	—	1,370
	Total investments in securities $	2,482	$152,103	$—	$154,585

SmallCap Account
Common Stocks*		$213,138	$—	$—	$213,138
Investment Companies*		3,100	—	—	3,100
	Total investments in securities $	216,238	$—	$—	$216,238

*For additional detail regarding sector classifications, please see the Schedules of Investments.
**Futures are valued at unrealized appreciation/(depreciation) of the instrument.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2018 (unaudited)

4. Fair Value (Continued)

Certain detailed information is provided for those Accounts with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

		Fair Value as of
Fund	Asset Type	June 30, 2018	Valuation Technique	Unobservable Input	Input Values(s)
Core Plus Bond Account	Bonds	$5,450	Indicative Market Quotations	Broker Quote	$100.00
	Preferred Stocks	3	Indicative Market Quotations	Broker Quote	1.25
		5,453
				Guideline public
Income Account	Common Stocks	4,381	Enterprise Valuation Model	companies (EBITDA
				multiples of 0.95 – 1.15x)
		4,381

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts in thousands):

			Accrued
			Discounts/
			Premiums							Net Change in Unrealized
			and Change							Appreciation/
	Value	Realized	in		Proceeds	Transfers			Value	(Depreciation) on
	December 31,	Gain/	Unrealized		from	into Level		Transfers Out of	June 30,	Investments Held at June
Fund	2017	(Loss)	Gain/(Loss)	Purchases	Sales	3	*	Level 3**	2018	30, 2018

Core Plus Bond Account
Bonds	$17	$—	$—	$—	$—	$5,450		$(17)	$5,450	$—
Preferred Stocks
Communications	7	—	(4)	—	—	—		—	3	(4)
Consumer,	75		—	—	—	—		(75)	—	—
Non- Cyclical		—
Total	$99	$—	$(4)	$—	$—	$5,450		$(92)	$5,453	$(4)

Income Account
Common Stocks
Industrial	$3,630	$—	$751	$—	$—	$—		$—	$4,381	$751
Total	$3,630	$—	$751	$—	$—	$—		$—	$4,381	$751

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading resumes 2. Securities where trading restrictions have expired 3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Accounts which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2018 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Accounts have agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of each account’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Accounts, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The Principal LifeTime Accounts do not pay investment advisory and management fees. The annual rates used in this calculation for each of the other Accounts are as follows:

			Net Assets of Accounts (in millions)
	First $100		Next $100	Next $100	Next $100	Thereafter
Core Plus Bond Account	.50		.45	.40	.35	.30
Equity Income Account	.60		.55	.50	.45	.40
LargeCap Growth Account I	.80		.75	.70	.65	.60
MidCap Account	.65		.60	.55	.50	.45
Real Estate Securities Account	.90		.85	.80	.75	.70
SmallCap Account	.85		.80	.75	.70	.65

			Net Assets of Accounts (in millions)
	First $250		Next $250	Next $250	Next $250	Thereafter
Diversified International Account	.85%		.80%	.75%	.70%	.65%
International Emerging Markets Account	1.25		1.20	1.15	1.10	1.05
LargeCap Value Account	.60		.55	.50	.45	.40

	Net Assets of Account (in millions)
	First		Next	Over
	$200		$300	$500
Short-Term Income Account	.50%		.45%	.40%

	Net Assets of Account (in millions)
	First $500	Over $	500
Principal Capital Appreciation Account	.625%		.50%

			Net Assets of Account
	First $500		Next $500	Next $1	Next $1	Over $3
	million		million	billion	billion	billion
LargeCap Growth Account	.68%		.63%	.61%	.56%	.51%

	Net Assets of Accounts (in billions)
	First $2		Over $2
Government & High Quality Bond Account	.50%		.45%
Income Account	.50		.45

			All Net Assets
Bond Market Index Account			.25%
Diversified Balanced Account			.05
Diversified Balanced Managed Volatility Account			.05
Diversified Balanced Volatility Control Account			.12
Diversified Growth Account			.05
Diversified Growth Managed Volatility Account			.05
Diversified Growth Volatility Control Account			.12
Diversified Income Account			.05
LargeCap S&P 500 Index Account			.25
LargeCap S&P 500 Managed Volatility Index Account			.45
Multi-Asset Income Account			.03

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2018 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

The Manager contractually agreed to limit the expenses (including acquired fund fees and expenses, but excluding interest expense, expenses related to fund investments, and other extraordinary expenses) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits, which expire April 30, 2019, are as follows:

Period from January 1, 2018 through June 30, 2018
	Class 1	Class 2
SAM Balanced Portfolio	.86%	1.11%
SAM Conservative Balanced Portfolio	.84	1.09
SAM Conservative Growth Portfolio	.99	1.24
SAM Strategic Growth Portfolio	.99	1.24

The Manager has contractually agreed to limit the Account’s management and investment advisory fees for certain of the Accounts.

The expense limit will reduce the Account’s management and investment advisory fees by the following amounts:

		Expiration
Bond Market Index Account	.100%	April 30, 2019
LargeCap Growth Account I	.016	April 30, 2019

The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to account investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Period from January 1, 2018 through June 30, 2018
	Class 1	Class 2	Expiration
Diversified Balanced Managed Volatility Account	N/A	.31%	April 30, 2019
Diversified Balanced Volatility Control Account	N/A	.39	April 30, 2019
Diversified Growth Managed Volatility Account	N/A	.31	April 30, 2019
Diversified Growth Volatility Control Account	N/A	.39	April 30, 2019
International Emerging Markets Account	1.35%	1.60	April 30, 2019
Multi-Asset Income Account	.08	.33	April 30, 2019
Principal LifeTime 2060 Account	.10	N/A	April 30, 2019

The Manager has contractually agreed to reduce Short-Term Income Account’s expenses by .01% through the period ended April 30, 2019.

In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest expense, expenses related to account investments, acquired fund fees and expenses, and other extraordinary expenses) attributable to Class 2 shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at any time. The operating expense limits are as follows:

Expense Limit
Diversified Balanced Account	.31%
Diversified Growth Account	.31
Diversified Income Account	.31

Amounts owed to the Accounts under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Manager and are settled periodically.

Distribution Fees. Class 2 shares of the Accounts bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 shares of each of the Accounts. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Accounts. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual distribution fee rate is .25%.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2018 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Affiliated Ownership. At June 30, 2018, Principal Life Insurance Company (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Accounts as follows (amounts in thousands):

	Class 1	Class 2
Bond Market Index Account	972	N/A
Core Plus Bond Account	19,763	73
Diversified Balanced Account	2,526	66,731
Diversified Balanced Managed Volatility Account	N/A	14,239
Diversified Balanced Volatility Control Account	N/A	5,092
Diversified Growth Account	N/A	216,035
Diversified Growth Managed Volatility Account	N/A	27,286
Diversified Growth Volatility Control Account	N/A	27,073
Diversified Income Account	N/A	19,382
Diversified International Account	17,001	68
Equity Income Account	9,257	116
Government & High Quality Bond Account	13,786	170
Income Account	480	121
International Emerging Markets Account	5,662	91
LargeCap Growth Account	3,082	28
LargeCap Growth Account I	9,427	58
LargeCap S&P 500 Index Account	14,988	308
LargeCap S&P 500 Managed Volatility Index Account	—	N/A
LargeCap Value Account	4,380	17
MidCap Account	8,937	—
Multi-Asset Income Account	28	4
Principal Capital Appreciation Account	4,354	58
Principal LifeTime 2010 Account	2,775	N/A
Principal LifeTime 2020 Account	13,567	92
Principal LifeTime 2030 Account	12,112	97
Principal LifeTime 2040 Account	4,152	37
Principal LifeTime 2050 Account	2,092	50
Principal LifeTime 2060 Account	423	N/A
Principal LifeTime Strategic Income Account	2,010	N/A
Real Estate Securities Account	7,116	153
SAM Balanced Portfolio	36,750	821
SAM Conservative Balanced Portfolio	13,373	509
SAM Conservative Growth Portfolio	9,055	501
SAM Flexible Income Portfolio	13,136	899
SAM Strategic Growth Portfolio	6,805	285
Short-Term Income Account	48,540	1,183
SmallCap Account	10,925	65

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2018 (unaudited)

6. Investment Transactions

For the period ended June 30, 2018, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Accounts were as follows (amounts shown in thousands):

	Purchases Sales
Bond Market Index Account	$842,490	$816,302
Core Plus Bond Account	135,746	141,356
Diversified Balanced Account	55,212	123,150
Diversified Balanced Managed Volatility Account	9,880	16,801
Diversified Balanced Volatility Control Account	36,855	18,413
Diversified Growth Account	175,118	310,916
Diversified Growth Managed Volatility Account	20,300	28,691
Diversified Growth Volatility Control Account	230,175	104,387
Diversified Income Account	23,814	38,072
Diversified International Account	94,416	93,115
Equity Income Account	39,783	41,017
Government & High Quality Bond Account	21,023	25,105
Income Account	7,403	23,039
International Emerging Markets Account	65,570	72,165
LargeCap Growth Account	41,654	51,077
LargeCap Growth Account I	61,082	69,912
LargeCap S&P 500 Index Account	37,821	100,651
LargeCap S&P 500 Managed Volatility Index Account	10,503	16,573
LargeCap Value Account	35,970	41,799
MidCap Account	74,868	108,569
Multi-Asset Income Account	169	75
Principal Capital Appreciation Account	44,215	53,901
Principal LifeTime 2010 Account	2,587	7,112
Principal LifeTime 2020 Account	13,300	18,735
Principal LifeTime 2030 Account	17,548	9,739
Principal LifeTime 2040 Account	7,735	4,849
Principal LifeTime 2050 Account	5,376	4,249
Principal LifeTime 2060 Account	3,209	2,823
Principal LifeTime Strategic Income Account	2,473	2,707
Real Estate Securities Account	11,273	16,350
SAM Balanced Portfolio	83,881	134,006
SAM Conservative Balanced Portfolio	22,701	31,203
SAM Conservative Growth Portfolio	56,490	66,613
SAM Flexible Income Portfolio	24,750	40,030
SAM Strategic Growth Portfolio	60,075	66,434
Short-Term Income Account	40,653	44,287
SmallCap Account	54,953	74,377

In addition Bond Market Index Account had $1,897,000 of covers on securities sold short and $2,068,000 of securities sold short.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2018 (unaudited)

6. Investment Transactions (Continued)

For the period ended June 30, 2018, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Accounts were as follows (amounts in thousands):

	Purchases	Sales
Bond Market Index Account	$726,702	$680,020
Core Plus Bond Account	53,491	50,389
Government & High Quality Bond Account	2,556	3,535
Income Account	975	3,467
Short-Term Income Account	243	241

In addition Bond Market Index Account had $338,000 of covers on U.S. government securities sold short and $400,000 of U.S. government securities sold short.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2018 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended June 30, 2018 and December 31, 2017 were as follows (amounts in thousands):

					Long-Term
		Ordinary Income			Capital Gain			Section 1250 Gain
		2018	2017		2018	2017	*	2018	2017	^
Bond Market Index Account	$	— $	42,789	$	— $	— $		— $	—
Core Plus Bond Account		—	8,475		—	—		—	—
Diversified Balanced Account		—	17,824		—	14,436		—	—
Diversified Balanced Managed Volatility Account		—	2,318		—	1,186		—	—
Diversified Growth Account		—	52,703		—	56,853		—	—
Diversified Growth Managed Volatility Account		—	4,278		—	2,787		—	—
Diversified Income Account		—	3,601		—	2,238		—	—
Diversified International Account		—	5,068		—	—		—	—
Equity Income Account		—	14,151		—	24,202		—	—
Government & High Quality Bond Account		—	9,895		—	—		—	—
Income Account		—	9,530		—	—		—	—
International Emerging Markets Account		—	1,309		—	—		—	—
LargeCap Growth Account		—	410		—	—		—	—
LargeCap Growth Account I		—	88		—	14,154		—	—
LargeCap S&P 500 Index Account		—	44,034		—	47,626		—	—
LargeCap S&P 500 Managed Volatility Index Account		—	8,087		—	8,343		—	—
LargeCap Value Account		—	2,717		—	7,976		—	—
MidCap Account		—	3,101		—	38,016		—	—
Multi-Asset Income Account		—	4		—	1		—	—
Principal Capital Appreciation Account		—	1,960		—	—		—	—
Principal LifeTime 2010 Account		—	950		—	547		—	—
Principal LifeTime 2020 Account		—	3,822		—	2,218		—	—
Principal LifeTime 2030 Account		—	2,293		—	1,671		—	—
Principal LifeTime 2040 Account		—	798		—	454		—	—
Principal LifeTime 2050 Account		—	400		—	253		—	—
Principal LifeTime 2060 Account		—	37		—	21		—	—
Principal LifeTime Strategic Income Account		—	574		—	—		—	—
Real Estate Securities Account		—	2,749		—	14,834		—	247
SAM Balanced Portfolio		—	16,564		—	17,921		—	—
SAM Conservative Balanced Portfolio		—	5,473		—	2,016		—	—
SAM Conservative Growth Portfolio		—	4,876		—	7,121		—	—
SAM Flexible Income Portfolio		—	7,133		—	1,553		—	—
SAM Strategic Growth Portfolio		—	3,694		—	7,442		—	—
Short-Term Income Account		—	3,183		—	—		—	—
SmallCap Account		—	773		—	—		—	—

*The Accounts designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).

^Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.

Certain Accounts may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

NOTES TO FINANCIAL STATEMENTS

PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2018 (unaudited)

7. Federal Tax Information (Continued)

Distributable Earnings. As of December 31, 2017, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

							Total
	Undistributed	Undistributed			Net Unrealized	Other	Accumulated
	Ordinary	Long-Term		Accumulated	Appreciation	Temporary	Earnings
	Income	Capital Gains		Losses	(Depreciation)	Differences*	(Deficit)
Bond Market Index Account	$52,142	$—		$(8,216)	$8,858	$—	$52,784
Core Plus Bond Account	9,635	—		(2,495)	(311)	90	6,919
Diversified Balanced Account	28,456	12,440		—	253,331	—	294,227
Diversified Balanced Managed Volatility Account	6,910	826		—	14,838	—	22,574
Diversified Balanced Volatility Control Account	434	148		—	782	—	1,364
Diversified Growth Account	105,995	29,468		—	881,584	—	1,017,047
Diversified Growth Managed Volatility Account	15,416	1,874		—	35,864	—	53,154
Diversified Growth Volatility Control Account	2,233	875		—	4,803	—	7,911
Diversified Income Account	5,792	1,113		—	28,677	—	35,582
Diversified International Account	6,006	—		—	70,021	—	76,027
Equity Income Account	13,351	33,348		—	264,247	—	310,946
Government & High Quality Bond Account	8,669	—		(3,087)	(8,302)	(49)	(2,769)
Income Account	8,190	—		(4,094)	10,374	161	14,631
International Emerging Markets Account	1,237	—		(549)	27,630	—	28,318
LargeCap Growth Account	255	8,663		—	32,476	—	41,394
LargeCap Growth Account I	444	23,407		—	103,342	(14)	127,179
LargeCap S&P 500 Index Account	45,472	83,344		—	964,814	—	1,093,630
LargeCap S&P 500 Managed Volatility Index Account	3,108	—		(6,129)	51,147	(7,268)	40,858
LargeCap Value Account	4,676	11,109		—	20,511	—	36,296
MidCap Account	1,316	72,183		—	225,220	—	298,719
Multi-Asset Income Account	9	1		—	11	—	21
Principal Capital Appreciation Account	1,692	8,273		—	61,995	—	71,960
Principal LifeTime 2010 Account	1,157	833		—	3,542	—	5,532
Principal LifeTime 2020 Account	5,624	5,221		—	19,650	—	30,495
Principal LifeTime 2030 Account	4,191	4,712		—	17,378	—	26,281
Principal LifeTime 2040 Account	1,457	2,202		—	7,445	—	11,104
Principal LifeTime 2050 Account	832	1,338		—	4,372	—	6,542
Principal LifeTime 2060 Account	124	181		—	415	—	720
Principal LifeTime Strategic Income Account	631	245		—	1,923	—	2,799
Real Estate Securities Account	2,973	11,571	^	—	35,133	—	49,677
SAM Balanced Portfolio	24,234	34,260		—	118,476	—	176,970
SAM Conservative Balanced Portfolio	6,537	6,842		—	18,712	—	32,091
SAM Conservative Growth Portfolio	10,265	15,433		—	52,447	—	78,145
SAM Flexible Income Portfolio	8,173	4,660		—	16,260	—	29,093
SAM Strategic Growth Portfolio	7,335	14,490		—	37,003	—	58,828
Short-Term Income Account	3,317	—		(103)	(435)	(8)	2,771
SmallCap Account	1,504	12,076		—	42,856	—	56,436

*Represents book-to-tax accounting differences.
^Undistributed Long-Term Capital Gain reported includes $284,000 of undistributed Section 1250 Capital Gains.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2018 (unaudited)

7. Federal Tax Information (Continued)

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Accounts. At December 31, 2017, the Accounts had approximate net capital loss carryforwards as follows (amounts in thousands):

Net Capital Loss Carryforward Expiring In:			No Expiration:
	2018	Short-Term Long-Term		Total
Bond Market Index Account	$—	$502	$7,714	$8,216
Core Plus Bond Account	—	—	2,495	2,495
Government & High Quality Bond Account	—	301	2,786	3,087
Income Account	1,584	111	2,399	4,094
International Emerging Markets Account	—	549	—	549
LargeCap S&P 500 Managed Volatility Index Account	—	4,210	1,919	6,129
Short-Term Income Account	—	68	35	103

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

As of December 31, 2017, the following Accounts had expired and utilized capital loss carryforwards as follows (amounts in thousands):

	Expired	Utilized
Core Plus Bond Account	$23,287	$1,747
Diversified International Account	84,793	16,326
Government & High Quality Bond Account	3,887	—
Income Account	389	—
International Emerging Markets Account	16,991	11,522
LargeCap Growth Account	—	1,404
Principal Capital Appreciation Account	—	741
Principal LifeTime Strategic Income Account	—	73
Short-Term Income Account	8,298	—
SmallCap Account	—	3,876

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Account’s taxable year subsequent to October 31. For the taxable year ended December 31, 2017, the Accounts do not plan to defer any late-year losses.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2018 (unaudited)

7. Federal Tax Information (Continued)

Reclassification of Capital Accounts. The Accounts may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Accounts. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Accounts’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2017, the Accounts recorded reclassifications as follows (amounts in thousands):

	Accumulated
	Undistributed Net	Accumulated Net Realized
	Investment Income	Gain on Investments	Paid in Capital
Bond Market Index Account	$3,952	$(3,952)	$—
Core Plus Bond Account	454	22,833	(23,287)
Diversified Balanced Volatility Control Account	1	—	(1)
Diversified Growth Volatility Control Account	10	—	(10)
Diversified International Account	34	84,759	(84,793)
Equity Income Account	(619)	(7,569)	8,188
Government & High Quality Bond Account	984	2,903	(3,887)
Income Account	415	(26)	(389)
International Emerging Markets Account	105	16,886	(16,991)
LargeCap Growth Account I	3	(2,689)	2,686
LargeCap S&P 500 Index Account	—	(11,792)	11,792
LargeCap Value Account	108	(108)	—
MidCap Account	(286)	(14,462)	14,748
Principal Capital Appreciation Account	(27)	(356)	383
Real Estate Securities Account	1,000	(1,000)	—
Short-Term Income Account	—	8,298	(8,298)
SmallCap Account	8	(8)	—

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2018 (unaudited)

7. Federal Tax Information (Continued)

Federal Income Tax Basis. At June 30, 2018, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Accounts were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation/(Depreciation)	Income Tax Purposes
Bond Market Index Account	$7,590	$(59,780)	$(52,190)	$2,668,858
Core Plus Bond Account	1,272	(10,354)	(9,082)	308,616
Diversified Balanced Account	246,622	(2,618)	244,004	866,777
Diversified Balanced Managed Volatility Account	15,844	(1,066)	14,778	160,051
Diversified Balanced Volatility Control Account	967	(506)	461	54,063
Diversified Growth Account	906,301	(11,817)	894,484	2,953,584
Diversified Growth Managed Volatility Account	39,641	(1,571)	38,070	311,959
Diversified Growth Volatility Control Account	6,556	(2,262)	4,294	291,547
Diversified Income Account	28,417	(1,672)	26,745	226,777
Diversified International Account	52,601	(12,122)	40,479	239,714
Equity Income Account	248,625	(6,401)	242,224	341,281
Government & High Quality Bond Account	1,645	(12,209)	(10,564)	240,135
Income Account	7,577	(3,800)	3,777	186,973
International Emerging Markets Account	14,860	(5,221)	9,639	93,978
LargeCap Growth Account	31,392	(1,798)	29,594	92,888
LargeCap Growth Account I	121,168	(3,141)	118,027	211,326
LargeCap S&P 500 Index Account	1,032,868	(76,827)	956,041	1,576,407
LargeCap S&P 500 Managed Volatility Index Account	58,189	(8,059)	50,130	167,079
LargeCap Value Account	19,631	(4,194)	15,437	123,158
MidCap Account	198,369	(7,189)	191,180	383,527
Multi-Asset Income Account	6	(7)	(1)	350
Principal Capital Appreciation Account	56,520	(2,016)	54,504	101,049
Principal LifeTime 2010 Account	4,102	(1,035)	3,067	33,980
Principal LifeTime 2020 Account	24,661	(5,767)	18,894	173,548
Principal LifeTime 2030 Account	20,079	(2,768)	17,311	143,757
Principal LifeTime 2040 Account	8,856	(967)	7,889	59,591
Principal LifeTime 2050 Account	5,128	(471)	4,657	29,158
Principal LifeTime 2060 Account	528	(74)	454	5,699
Principal LifeTime Strategic Income Account	2,376	(674)	1,702	22,459
Real Estate Securities Account	34,058	(2,480)	31,578	120,381
SAM Balanced Portfolio	115,922	(6,888)	109,034	634,516
SAM Conservative Balanced Portfolio	20,151	(3,690)	16,461	172,894
SAM Conservative Growth Portfolio	51,066	(2,377)	48,689	291,676
SAM Flexible Income Portfolio	14,040	(4,236)	9,804	192,495
SAM Strategic Growth Portfolio	34,257	(3,612)	30,645	256,630
Short-Term Income Account	638	(1,938)	(1,300)	155,885
SmallCap Account	49,337	(7,197)	42,140	174,098

8. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments
Bond Market Index Account
June 30, 2018 (unaudited)

INVESTMENT COMPANIES - 7.75%	Shares Held	Value(000	's)			Principal
Money Market Funds - 7.75%				BONDS (continued)		Amount (000's) Value (000's)
Principal Government Money Market Fund	189,445,814	$189,446		Aerospace & Defense (continued)
1.72%(a),(b)				United Technologies Corp	(continued)
				6.70%, 8/1/2028		$175	$212
TOTAL INVESTMENT COMPANIES		$189,446					$12,982
	Principal			Agriculture - 0.31%
BONDS - 32.83%	Amount (000's)	Value(000	's)	Altria Group Inc
Advertising - 0.01%				2.85%, 8/9/2022		40	39
Omnicom Group Inc / Omnicom Capital Inc				3.88%, 9/16/2046		60	53
4.45%, 8/15/2020	$128	$ 131		4.00%, 1/31/2024		350	354
				4.25%, 8/9/2042		25	23
Aerospace & Defense - 0.53%				4.50%, 5/2/2043		500	480
Boeing Capital Corp				4.75%, 5/5/2021		163	169
4.70%, 10/27/2019	33	34		5.38%, 1/31/2044		205	222
Boeing Co/The				9.25%, 8/6/2019		126	135
1.88%, 6/15/2023	500	469		Archer-Daniels-Midland Co
2.25%, 6/15/2026	500	456		2.50%, 8/11/2026		850	782
5.88%, 2/15/2040	154	194		4.48%, 3/1/2021		29	30
Embraer Netherlands Finance BV				BAT Capital Corp
5.05%, 6/15/2025	300	304		2.76%, 8/15/2022(c)		580	556
General Dynamics Corp				3.56%, 8/15/2027(c)		550	512
2.13%, 8/15/2026	350	314		4.54%, 8/15/2047(c)		325	303
2.25%, 11/15/2022	15	14		Philip Morris International Inc
2.88%, 5/11/2020	300	300		1.88%, 2/25/2021		70	68
3.00%, 5/11/2021	300	299		2.38%, 8/17/2022		30	29
3.38%, 5/15/2023	300	301		2.75%, 2/25/2026		310	288
3.50%, 5/15/2025	300	300		2.90%, 11/15/2021		81	80
3.75%, 5/15/2028	300	303		3.25%, 11/10/2024		30	29
Harris Corp				4.25%, 11/10/2044		30	28
3.83%, 4/27/2025	500	490		4.38%, 11/15/2041		61	58
L3 Technologies Inc				4.50%, 3/26/2020		131	134
4.95%, 2/15/2021	277	284		4.50%, 3/20/2042		400	392
Lockheed Martin Corp				4.88%, 11/15/2043		35	36
2.50%, 11/23/2020	255	252		6.38%, 5/16/2038		850	1,027
3.35%, 9/15/2021	102	103		Reynolds American Inc
3.55%, 1/15/2026	240	236		4.00%, 6/12/2022		30	30
3.60%, 3/1/2035	350	326		4.45%, 6/12/2025		250	252
3.80%, 3/1/2045	25	23		4.85%, 9/15/2023		350	364
4.07%, 12/15/2042	47	45		5.70%, 8/15/2035		25	27
4.09%, 9/15/2052	389	366		5.85%, 8/15/2045		415	453
4.70%, 5/15/2046	25	27		6.88%, 5/1/2020		500	531
Northrop Grumman Corp							$7,484
2.55%, 10/15/2022	380	366		Airlines - 0.07%
3.20%, 2/1/2027	500	471		American Airlines 2014-1 Class A Pass
3.25%, 8/1/2023	500	494		Through Trust
3.25%, 1/15/2028	320	301		3.70%, 4/1/2028		322	314
3.50%, 3/15/2021	277	280		Continental Airlines 2012-2 Class A Pass
3.85%, 4/15/2045	500	454		Through Trust
4.03%, 10/15/2047	25	23		4.00%, 4/29/2026		155	155
Raytheon Co				Delta Air Lines 2007-1 Class A Pass Through
2.50%, 12/15/2022	20	19		Trust
3.13%, 10/15/2020	77	77		6.82%, 2/10/2024		60	65
4.88%, 10/15/2040	154	174		Southwest Airlines Co
Rockwell Collins Inc				2.65%, 11/5/2020		500	493
3.50%, 3/15/2027	625	594		2.75%, 11/6/2019		300	299
4.35%, 4/15/2047	40	38		United Airlines 2014-2 Class A Pass Through
4.80%, 12/15/2043	460	468		Trust
Spirit AeroSystems Inc				3.75%, 3/3/2028		171	170
3.95%, 6/15/2023	250	251		US Airways 2013-1 Class A Pass Through
4.60%, 6/15/2028	300	301		Trust
United Technologies Corp				3.95%, 5/15/2027		149	148
1.90%, 5/4/2020	300	294					$1,644
1.95%, 11/1/2021	80	77		Apparel - 0.04%
2.30%, 5/4/2022	600	575		NIKE Inc
2.65%, 11/1/2026	500	451		2.25%, 5/1/2023		200	191
3.10%, 6/1/2022	530	523		2.38%, 11/1/2026		380	346
3.13%, 5/4/2027	15	14		3.38%, 11/1/2046		350	311
3.75%, 11/1/2046	30	26		3.63%, 5/1/2043		200	186
4.05%, 5/4/2047	300	274					$1,034
4.15%, 5/15/2045	40	37		Automobile Asset Backed Securities - 0.31%
4.50%, 4/15/2020	74	76		BMW Vehicle Owner Trust 2018-A
4.50%, 6/1/2042	600	593		2.51%, 6/25/2024		1,000	986
5.70%, 4/15/2040	51	58
6.13%, 7/15/2038	18	21

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2018 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Automobile Asset Backed Securities (continued)			Banks - 6.09%
Nissan Auto Receivables 2015-B Owner			Australia & New Zealand Banking Group Ltd
Trust			2.13%, 8/19/2020	$250	$244
1.34%, 3/16/2020	$164	$164	Australia & New Zealand Banking Group
Nissan Auto Receivables 2016-C Owner			Ltd/New York NY
Trust			2.30%, 6/1/2021	310	301
1.18%, 1/15/2021	1,803	1,783	2.63%, 5/19/2022	250	242
Nissan Auto Receivables 2017-B Owner			Banco Santander SA
Trust			3.13%, 2/23/2023	600	569
1.75%, 10/15/2021	3,000	2,952	Bank of America Corp
Toyota Auto Receivables 2018-A Owner			2.25%, 4/21/2020	160	158
Trust			2.37%, 7/21/2021(d)	500	490
2.35%, 5/16/2022	1,000	990	3 Month LIBOR + 0.66%
World Omni Auto Receivables Trust 2016-A			2.63%, 4/19/2021	750	737
1.77%, 9/15/2021	683	678	2.82%, 7/21/2023(d)	500	483
		$7,553	3 Month LIBOR + 0.93%
Automobile Manufacturers - 0.55%			3.00%, 12/20/2023 (d)	1,389	1,347
American Honda Finance Corp			3 Month LIBOR + 0.79%
1.70%, 9/9/2021	30	29	3.12%, 1/20/2023(d)	500	492
2.00%, 11/13/2019	300	296	3 Month LIBOR + 1.16%
2.45%, 9/24/2020	1,025	1,012	3.25%, 10/21/2027	40	37
Daimler Finance North America LLC			3.30%, 1/11/2023	330	325
8.50%, 1/18/2031	127	179	3.37%, 1/23/2026(d)	500	481
Ford Motor Co			3 Month LIBOR + 0.81%
4.35%, 12/8/2026	745	731	3.42%, 12/20/2028 (d)	1,041	980
5.29%, 12/8/2046	380	352	3 Month LIBOR + 1.04%
7.45%, 7/16/2031	125	147	3.50%, 5/17/2022(d)	300	300
Ford Motor Credit Co LLC			3 Month LIBOR + 0.63%
3.34%, 3/18/2021	1,000	991	3.50%, 4/19/2026	795	769
3.66%, 9/8/2024	780	748	3.59%, 7/21/2028(d)	500	477
4.13%, 8/4/2025	200	195	3 Month LIBOR + 1.37%
4.25%, 9/20/2022	200	201	3.71%, 4/24/2028(d)	1,000	964
4.39%, 1/8/2026	200	196	3 Month LIBOR + 1.51%
5.88%, 8/2/2021	400	424	3.82%, 1/20/2028(d)	400	390
General Motors Co			3 Month LIBOR + 1.58%
4.88%, 10/2/2023	25	26	3.88%, 8/1/2025	30	30
5.15%, 4/1/2038	440	419	3.95%, 4/21/2025	830	813
5.40%, 4/1/2048	360	342	4.13%, 1/22/2024	1,000	1,016
6.75%, 4/1/2046	25	28	4.18%, 11/25/2027	60	58
General Motors Financial Co Inc			4.20%, 8/26/2024	25	25
3.15%, 6/30/2022	30	29	4.24%, 4/24/2038(d)	500	486
3.20%, 7/13/2020	25	25	3 Month LIBOR + 1.81%
3.20%, 7/6/2021	330	326	4.44%, 1/20/2048(d)	30	29
3.25%, 1/5/2023	400	388	3 Month LIBOR + 1.99%
3.45%, 1/14/2022	30	29	5.00%, 1/21/2044	25	26
3.45%, 4/10/2022	325	319	5.63%, 7/1/2020	380	398
3.50%, 11/7/2024	300	286	5.70%, 1/24/2022	580	624
3.70%, 5/9/2023	325	319	5.88%, 2/7/2042	228	267
3.95%, 4/13/2024	5	5	7.75%, 5/14/2038	850	1,151
4.30%, 7/13/2025	325	319	Bank of America NA
4.35%, 1/17/2027	30	29	6.00%, 10/15/2036	250	295
4.38%, 9/25/2021	330	336	Bank of Montreal
5.25%, 3/1/2026	1,020	1,057	1.50%, 7/18/2019	500	493
PACCAR Financial Corp			1.90%, 8/27/2021	15	14
3.10%, 5/10/2021	300	301	2.55%, 11/6/2022	15	15
Toyota Motor Credit Corp			3.10%, 4/13/2021	1,000	996
1.55%, 10/18/2019	350	345	Bank of Nova Scotia/The
2.13%, 7/18/2019	500	497	2.35%, 10/21/2020	500	491
2.15%, 3/12/2020	500	494	2.45%, 3/22/2021	500	489
2.20%, 1/10/2020	500	495	2.45%, 9/19/2022	30	29
2.25%, 10/18/2023	350	330	2.70%, 3/7/2022	15	15
2.60%, 1/11/2022	30	29	3.13%, 4/20/2021	1,000	995
2.63%, 1/10/2023	100	97	4.50%, 12/16/2025	500	499
2.70%, 1/11/2023	500	487	Barclays Bank PLC
3.05%, 1/11/2028	500	476	2.65%, 1/11/2021	300	293
3.30%, 1/12/2022	77	77	5.14%, 10/14/2020	1,000	1,024
		$13,411	Barclays PLC
Automobile Parts & Equipment - 0.02%			3.20%, 8/10/2021	200	196
BorgWarner Inc			3.25%, 1/12/2021	200	197
3.38%, 3/15/2025	500	485	3.68%, 1/10/2023	200	195
			4.34%, 1/10/2028	1,030	978
			4.38%, 1/12/2026	200	194
			4.97%, 5/16/2029(d)	210	208
			3 Month LIBOR + 1.90%

See accompanying notes.

     Schedule of Investments Bond Market Index Account June 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Banks (continued)			Banks (continued)
BB&T Corp			Cooperatieve Rabobank UA	(continued)
2.15%, 2/1/2021	$400	$389	4.50%, 1/11/2021		$51	$52
BNP Paribas SA			5.25%, 5/24/2041		500	560
4.25%, 10/15/2024	750	740	5.25%, 8/4/2045		250	261
5.00%, 1/15/2021	77	80	5.75%, 12/1/2043		250	279
BPCE SA			Cooperatieve Rabobank UA/NY
4.00%, 4/15/2024	250	250	2.25%, 1/14/2020		300	296
Branch Banking & Trust Co			2.50%, 1/19/2021		500	490
2.85%, 4/1/2021	1,000	989	Credit Suisse AG/New York NY
3.63%, 9/16/2025	250	246	3.00%, 10/29/2021		250	247
3.80%, 10/30/2026	250	248	3.63%, 9/9/2024		400	393
Capital One Financial Corp			5.40%, 1/14/2020		200	206
2.50%, 5/12/2020	400	394	Credit Suisse Group Funding Guernsey Ltd
3.05%, 3/9/2022	30	29	3.13%, 12/10/2020		250	248
3.20%, 2/5/2025	415	390	3.75%, 3/26/2025		750	721
3.50%, 6/15/2023	114	111	4.88%, 5/15/2045		500	494
3.75%, 4/24/2024	5	5	Deutsche Bank AG/New York NY
3.75%, 3/9/2027	1,020	964	3.38%, 5/12/2021		500	484
4.20%, 10/29/2025	30	29	4.10%, 1/13/2026		500	465
4.75%, 7/15/2021	30	31	4.25%, 10/14/2021		400	394
Citibank NA			Discover Bank
2.13%, 10/20/2020	400	390	3.20%, 8/9/2021		250	247
Citigroup Inc			4.20%, 8/8/2023		250	252
2.35%, 8/2/2021	25	24	4.25%, 3/13/2026		500	489
2.40%, 2/18/2020	200	197	Fifth Third Bancorp
2.45%, 1/10/2020	500	494	2.88%, 7/27/2020		10	10
2.65%, 10/26/2020	1,020	1,006	4.30%, 1/16/2024		30	30
2.70%, 3/30/2021	30	29	8.25%, 3/1/2038		385	525
2.70%, 10/27/2022	400	384	Fifth Third Bank/Cincinnati OH
2.75%, 4/25/2022	15	15	2.25%, 6/14/2021		700	682
2.88%, 7/24/2023(d)	1,200	1,157	2.88%, 10/1/2021		200	198
3 Month LIBOR + 0.95%			3.85%, 3/15/2026		700	688
2.90%, 12/8/2021	1,000	980	Goldman Sachs Group Inc/The
3.20%, 10/21/2026	770	716	2.35%, 11/15/2021		780	750
3.50%, 5/15/2023	600	587	2.55%, 10/23/2019		1,000	994
3.67%, 7/24/2028(d)	1,200	1,142	2.75%, 9/15/2020		500	494
3 Month LIBOR + 1.39%			2.88%, 2/25/2021		40	39
3.70%, 1/12/2026	500	485	3.00%, 4/26/2022		25	24
3.75%, 6/16/2024	500	494	3.50%, 1/23/2025		1,500	1,449
3.88%, 10/25/2023	30	30	3.50%, 11/16/2026		1,000	942
3.88%, 1/24/2039(d)	300	273	3.69%, 6/5/2028(d)		1,000	948
3 Month LIBOR + 1.17%			3 Month LIBOR + 1.51%
3.89%, 1/10/2028(d)	400	387	3.75%, 5/22/2025		30	29
3 Month LIBOR + 1.56%			3.81%, 4/23/2029(d)		400	380
4.04%, 6/1/2024 (d)	400	402	3 Month LIBOR + 1.16%
3 Month LIBOR + 1.02%			3.85%, 7/8/2024		20	20
4.05%, 7/30/2022	200	201	3.85%, 1/26/2027		60	58
4.07%, 4/23/2029(d)	240	235	4.02%, 10/31/2038 (d)		1,250	1,139
3 Month LIBOR + 1.19%			3 Month LIBOR + 1.37%
4.28%, 4/24/2048(d)	30	28	4.22%, 5/1/2029(d)		415	409
3 Month LIBOR + 1.84%			3 Month LIBOR + 1.30%
4.30%, 11/20/2026	525	512	4.25%, 10/21/2025		1,280	1,261
4.40%, 6/10/2025	30	30	4.41%, 4/23/2039(d)		180	173
4.45%, 9/29/2027	20	20	3 Month LIBOR + 1.43%
4.50%, 1/14/2022	454	466	4.80%, 7/8/2044		25	25
4.60%, 3/9/2026	60	60	5.15%, 5/22/2045		310	309
4.65%, 7/30/2045	222	221	5.25%, 7/27/2021		502	528
5.30%, 5/6/2044	25	26	5.38%, 3/15/2020		1,000	1,036
5.50%, 9/13/2025	325	345	5.75%, 1/24/2022		228	244
5.88%, 1/30/2042	328	379	6.25%, 2/1/2041		700	817
6.63%, 6/15/2032	112	132	6.75%, 10/1/2037		30	36
6.68%, 9/13/2043	30	36	HSBC Holdings PLC
8.13%, 7/15/2039	132	186	2.65%, 1/5/2022		200	194
Citizens Bank NA/Providence RI			2.95%, 5/25/2021		700	689
2.55%, 5/13/2021	250	244	3.40%, 3/8/2021		345	345
Commonwealth Bank of Australia/New York			3.60%, 5/25/2023		500	495
NY			3.90%, 5/25/2026		395	386
2.30%, 3/12/2020	750	740	3.95%, 5/18/2024(d)		400	399
Cooperatieve Rabobank UA			3 Month LIBOR + 0.99%
3.88%, 2/8/2022	328	333	4.00%, 3/30/2022		148	150
3.95%, 11/9/2022	300	297	4.04%, 3/13/2028(d)		500	485
			3 Month LIBOR + 1.55%
			4.25%, 3/14/2024		500	497

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Banks (continued)			Banks (continued)
HSBC Holdings PLC (continued)			Kreditanstalt fuer Wiederaufbau	(continued)
4.30%, 3/8/2026	$445	$446	1.50%, 6/15/2021		$290	$279
4.58%, 6/19/2029(d)	365	369	1.63%, 5/29/2020		1,000	980
3 Month LIBOR + 1.53%			1.63%, 3/15/2021		1,170	1,135
5.10%, 4/5/2021	728	761	1.75%, 10/15/2019		750	742
6.10%, 1/14/2042	174	211	1.88%, 11/30/2020		500	490
6.50%, 5/2/2036	420	487	2.00%, 5/2/2025		880	825
6.50%, 9/15/2037	1,030	1,202	2.13%, 3/7/2022		500	487
HSBC USA Inc			2.13%, 6/15/2022		460	447
2.75%, 8/7/2020	500	495	2.38%, 12/29/2022		600	587
Huntington Bancshares Inc/OH			2.63%, 1/25/2022		1,257	1,247
2.30%, 1/14/2022	500	480	2.75%, 9/8/2020		300	300
Huntington National Bank/The			4.00%, 1/27/2020		1,347	1,375
3.25%, 5/14/2021	400	399	Landwirtschaftliche Rentenbank
Industrial & Commercial Bank of China			1.75%, 7/27/2026		500	454
Ltd/New York NY			2.00%, 1/13/2025		300	282
2.45%, 10/20/2021	500	481	Lloyds Bank PLC
JPMorgan Chase & Co			3.30%, 5/7/2021		500	499
2.25%, 1/23/2020	670	661	6.38%, 1/21/2021		51	55
2.30%, 8/15/2021	880	850	Lloyds Banking Group PLC
2.55%, 10/29/2020	1,000	985	3.57%, 11/7/2028(d)		630	581
2.75%, 6/23/2020	1,000	991	3 Month LIBOR + 1.21%
2.78%, 4/25/2023(d)	250	242	3.75%, 1/11/2027		1,015	959
3 Month LIBOR + 0.94%			4.45%, 5/8/2025		400	402
2.97%, 1/15/2023	1,040	1,013	4.65%, 3/24/2026		500	492
3.13%, 1/23/2025	1,000	956	5.30%, 12/1/2045		200	199
3.20%, 1/25/2023	1,025	1,007	Manufacturers & Traders Trust Co
3.20%, 6/15/2026	25	24	2.10%, 2/6/2020		200	197
3.25%, 9/23/2022	320	317	Mitsubishi UFJ Financial Group Inc
3.30%, 4/1/2026	500	478	2.53%, 9/13/2023		400	379
3.38%, 5/1/2023	400	391	2.67%, 7/25/2022		30	29
3.51%, 1/23/2029(d)	400	379	2.76%, 9/13/2026		400	368
3 Month LIBOR + 0.95%			3.00%, 2/22/2022		500	491
3.63%, 12/1/2027	25	24	3.29%, 7/25/2027		10	10
3.88%, 2/1/2024	20	20	3.85%, 3/1/2026		350	348
3.88%, 9/10/2024	500	495	Mizuho Financial Group Inc
3.90%, 1/23/2049(d)	800	718	2.27%, 9/13/2021		400	384
3 Month LIBOR + 1.22%			2.84%, 9/13/2026		400	368
3.96%, 11/15/2048 (d)	400	360	2.95%, 2/28/2022		500	488
3 Month LIBOR + 1.38%			3.17%, 9/11/2027		200	187
4.01%, 4/23/2029(d)	270	266	Morgan Stanley
3 Month LIBOR + 1.12%			2.50%, 4/21/2021		1,000	977
4.03%, 7/24/2048(d)	30	27	2.63%, 11/17/2021		1,030	1,000
3 Month LIBOR + 1.46%			2.75%, 5/19/2022		300	291
4.25%, 10/15/2020	20	20	2.80%, 6/16/2020		1,050	1,042
4.25%, 10/1/2027	10	10	3.13%, 1/23/2023		300	293
4.26%, 2/22/2048(d)	500	471	3.13%, 7/27/2026		1,330	1,237
3 Month LIBOR + 1.58%			3.59%, 7/22/2028(d)		30	29
4.40%, 7/22/2020	212	217	3 Month LIBOR + 1.34%
4.50%, 1/24/2022	257	266	3.63%, 1/20/2027		30	29
4.63%, 5/10/2021	287	297	3.70%, 10/23/2024		25	25
4.85%, 2/1/2044	20	21	3.75%, 2/25/2023		1,230	1,231
4.95%, 3/25/2020	57	59	3.77%, 1/24/2029(d)		360	347
4.95%, 6/1/2045	55	56	3 Month LIBOR + 1.14%
5.40%, 1/6/2042	102	113	3.88%, 4/29/2024		30	30
5.60%, 7/15/2041	154	174	3.95%, 4/23/2027		50	48
5.63%, 8/16/2043	375	414	3.97%, 7/22/2038(d)		15	14
6.40%, 5/15/2038	200	245	3 Month LIBOR + 1.46%
KeyBank NA/Cleveland OH			4.00%, 7/23/2025		30	30
1.60%, 8/22/2019	350	345	4.10%, 5/22/2023		380	381
2.25%, 3/16/2020	200	197	4.30%, 1/27/2045		50	47
2.50%, 12/15/2019	500	496	4.35%, 9/8/2026		30	30
KeyCorp			4.38%, 1/22/2047		30	29
2.90%, 9/15/2020	30	30	4.88%, 11/1/2022		30	31
5.10%, 3/24/2021	102	107	5.00%, 11/24/2025		525	544
Korea Development Bank/The			5.63%, 9/23/2019		1,321	1,361
2.50%, 3/11/2020	500	493	5.75%, 1/25/2021		1,050	1,110
Kreditanstalt fuer Wiederaufbau			6.38%, 7/24/2042		620	753
0.00%, 4/18/2036(e)	380	219	National Australia Bank Ltd/New York
0.00%, 6/29/2037(e)	200	111	1.88%, 7/12/2021		500	477
1.00%, 7/15/2019	1,700	1,674	2.13%, 5/22/2020		300	294
1.50%, 4/20/2020	1,500	1,469	2.50%, 5/22/2022		570	546

See accompanying notes.

     Schedule of Investments Bond Market Index Account June 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)			Banks (continued)
Northern Trust Corp			US Bancorp (continued)
3.95%, 10/30/2025	$500	$509	3.15%, 4/27/2027	$25	$24
Oesterreichische Kontrollbank AG			3.60%, 9/11/2024	15	15
1.38%, 2/10/2020	250	245	4.13%, 5/24/2021	112	115
1.50%, 10/21/2020	160	155	Wells Fargo & Co
1.75%, 1/24/2020	500	493	2.10%, 7/26/2021	15	14
1.88%, 1/20/2021	1,000	977	2.50%, 3/4/2021	1,020	997
PNC Bank NA			2.55%, 12/7/2020	20	20
2.25%, 7/2/2019	1,000	995	2.60%, 7/22/2020	10	10
2.63%, 2/17/2022	500	488	3.00%, 2/19/2025	890	840
3.80%, 7/25/2023	400	402	3.00%, 4/22/2026	500	464
PNC Financial Services Group Inc/The			3.00%, 10/23/2026	530	489
3.15%, 5/19/2027	10	10	3.07%, 1/24/2023	35	34
4.38%, 8/11/2020	51	52	3.45%, 2/13/2023	215	211
5.13%, 2/8/2020	25	26	3.50%, 3/8/2022	180	179
Royal Bank of Canada			3.58%, 5/22/2028(d)	500	479
2.15%, 3/6/2020	750	739	3 Month LIBOR + 1.31%
2.35%, 10/30/2020	500	490	3.90%, 5/1/2045	500	455
Royal Bank of Scotland Group PLC			4.40%, 6/14/2046	385	352
3.88%, 9/12/2023	200	194	4.60%, 4/1/2021	102	105
4.80%, 4/5/2026	500	503	4.65%, 11/4/2044	30	29
4.89%, 5/18/2029(d)	400	398	4.75%, 12/7/2046	500	484
3 Month LIBOR + 1.75%			4.90%, 11/17/2045	520	514
Santander Holdings USA Inc			5.38%, 2/7/2035	500	553
4.40%, 7/13/2027	20	19	5.38%, 11/2/2043	20	21
4.50%, 7/17/2025	780	765	5.61%, 1/15/2044	45	48
Santander UK Group Holdings PLC			Wells Fargo Bank NA
2.88%, 10/16/2020	1,000	986	2.15%, 12/6/2019	500	495
3.57%, 1/10/2023	520	505	5.95%, 8/26/2036	750	865
Santander UK PLC			6.60%, 1/15/2038	250	312
2.38%, 3/16/2020	750	739	Wells Fargo Capital X
Skandinaviska Enskilda Banken AB			5.95%, 12/1/2086	200	215
1.88%, 9/13/2021	500	477	Westpac Banking Corp
2.63%, 3/15/2021	500	491	2.00%, 8/19/2021	500	479
State Street Corp			2.60%, 11/23/2020	500	492
1.95%, 5/19/2021	35	34	2.65%, 1/25/2021	1,000	987
2.55%, 8/18/2020	180	179	2.80%, 1/11/2022	500	488
2.65%, 5/19/2026	60	56	3.35%, 3/8/2027	30	29
3.10%, 5/15/2023	325	321	3.65%, 5/15/2023	400	400
3.55%, 8/18/2025	225	225	4.88%, 11/19/2019	225	231
3.70%, 11/20/2023	10	10			$148,747
Sumitomo Mitsui Banking Corp			Beverages - 0.73%
2.45%, 1/16/2020	500	494	Anheuser-Busch InBev Finance Inc
2.51%, 1/17/2020	500	495	2.63%, 1/17/2023	30	29
3.20%, 7/18/2022	100	99	2.65%, 2/1/2021	949	935
3.65%, 7/23/2025	500	497	3.30%, 2/1/2023	30	30
Sumitomo Mitsui Financial Group Inc			3.65%, 2/1/2026	2,825	2,766
2.93%, 3/9/2021	500	494	3.70%, 2/1/2024	65	65
3.10%, 1/17/2023	500	489	4.63%, 2/1/2044	25	25
3.36%, 7/12/2027	750	718	4.70%, 2/1/2036	1,030	1,044
3.45%, 1/11/2027	140	135	4.90%, 2/1/2046	790	812
3.78%, 3/9/2026	500	496	Anheuser-Busch InBev Worldwide Inc
SunTrust Bank/Atlanta GA			2.50%, 7/15/2022	340	328
2.75%, 5/1/2023	200	193	3.75%, 1/15/2022	750	760
SunTrust Banks Inc			3.75%, 7/15/2042	100	88
2.70%, 1/27/2022	30	29	4.44%, 10/6/2048	676	651
2.90%, 3/3/2021	15	15	6.88%, 11/15/2019	551	579
Svenska Handelsbanken AB			8.20%, 1/15/2039	51	73
3.35%, 5/24/2021	400	401	Coca-Cola Co/The
Synchrony Bank			2.50%, 4/1/2023	10	10
3.65%, 5/24/2021	300	300	2.88%, 10/27/2025	520	498
Toronto-Dominion Bank/The			3.15%, 11/15/2020	528	531
1.80%, 7/13/2021	520	498	3.20%, 11/1/2023	60	60
1.90%, 10/24/2019	600	593	3.30%, 9/1/2021	30	30
2.50%, 12/14/2020	1,015	999	Constellation Brands Inc
UBS AG/Stamford CT			3.60%, 2/15/2028	500	473
2.38%, 8/14/2019	1,000	994	3.75%, 5/1/2021	500	505
US Bancorp			Diageo Capital PLC
2.35%, 1/29/2021	20	20	2.63%, 4/29/2023	10	10
2.63%, 1/24/2022	55	54	4.83%, 7/15/2020	51	53
2.95%, 7/15/2022	230	225	5.88%, 9/30/2036	139	170
3.00%, 3/15/2022	158	156
3.10%, 4/27/2026	780	736

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2018 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Beverages (continued)			Biotechnology (continued)
Diageo Investment Corp			Gilead Sciences Inc (continued)
2.88%, 5/11/2022	$200	$197	4.80%, 4/1/2044	$500	$521
Dr Pepper Snapple Group Inc					$10,659
3.13%, 12/15/2023	500	478	Building Materials - 0.09%
4.42%, 12/15/2046	500	457	Johnson Controls International plc
Maple Escrow Subsidiary Inc			3.75%, 12/1/2021	477	481
3.55%, 5/25/2021(c)	500	500	5.00%, 3/30/2020	64	66
4.06%, 5/25/2023(c)	425	426	5.25%, 12/1/2041	128	133
Molson Coors Brewing Co			Masco Corp
3.00%, 7/15/2026	530	481	4.45%, 4/1/2025	300	301
5.00%, 5/1/2042	50	51	Owens Corning
PepsiCo Inc			4.20%, 12/15/2022	1,000	1,002
1.70%, 10/6/2021	30	29	4.40%, 1/30/2048	300	250
1.85%, 4/30/2020	500	491			$2,233
2.00%, 4/15/2021	750	731	Chemicals - 0.32%
2.15%, 10/14/2020	500	492	Albemarle Corp
2.38%, 10/6/2026	20	18	5.45%, 12/1/2044	150	160
2.75%, 3/5/2022	593	586	Dow Chemical Co/The
2.85%, 2/24/2026	500	477	3.50%, 10/1/2024	5	5
3.10%, 7/17/2022	15	15	4.13%, 11/15/2021	256	261
3.13%, 11/1/2020	128	129	4.38%, 11/15/2042	230	217
3.45%, 10/6/2046	545	489	5.25%, 11/15/2041	30	31
4.25%, 10/22/2044	500	510	7.38%, 11/1/2029	850	1,060
4.45%, 4/14/2046	20	21	9.40%, 5/15/2039	51	78
4.50%, 1/15/2020	51	52	Eastman Chemical Co
4.88%, 11/1/2040	128	142	2.70%, 1/15/2020	400	398
5.50%, 1/15/2040	51	61	3.60%, 8/15/2022	49	49
Pepsi-Cola Metropolitan Bottling Co Inc			4.80%, 9/1/2042	100	98
7.00%, 3/1/2029	300	382	EI du Pont de Nemours & Co
		$17,740	2.80%, 2/15/2023	230	223
Biotechnology - 0.44%			4.15%, 2/15/2043	120	113
Amgen Inc			4.25%, 4/1/2021	177	182
1.85%, 8/19/2021	65	62	4.63%, 1/15/2020	25	26
2.60%, 8/19/2026	1,000	903	LYB International Finance BV
2.65%, 5/11/2022	40	39	5.25%, 7/15/2043	515	535
3.88%, 11/15/2021	25	25	LYB International Finance II BV
4.10%, 6/15/2021	501	512	3.50%, 3/2/2027	35	33
4.40%, 5/1/2045	40	38	LyondellBasell Industries NV
4.56%, 6/15/2048	485	477	4.63%, 2/26/2055	20	18
4.66%, 6/15/2051	810	801	5.75%, 4/15/2024	130	140
Baxalta Inc			Methanex Corp
3.60%, 6/23/2022	500	495	3.25%, 12/15/2019	300	299
4.00%, 6/23/2025	50	49	Monsanto Co
5.25%, 6/23/2045	130	134	3.38%, 7/15/2024	750	719
Biogen Inc			4.40%, 7/15/2044	15	14
4.05%, 9/15/2025	265	266	Mosaic Co/The
5.20%, 9/15/2045	540	573	4.25%, 11/15/2023	496	499
Celgene Corp			4.88%, 11/15/2041	520	472
2.88%, 8/15/2020	500	496	Nutrien Ltd
3.25%, 8/15/2022	25	24	3.63%, 3/15/2024	500	486
3.25%, 2/20/2023	400	391	4.88%, 3/30/2020	51	52
3.55%, 8/15/2022	20	20	4.90%, 6/1/2043	200	198
3.88%, 8/15/2025	470	457	6.13%, 1/15/2041	250	288
3.90%, 2/20/2028	185	175	PPG Industries Inc
3.95%, 10/15/2020	400	406	3.60%, 11/15/2020	251	254
4.35%, 11/15/2047	150	132	Praxair Inc
4.55%, 2/20/2048	185	169	2.20%, 8/15/2022	300	287
4.63%, 5/15/2044	355	329	Sherwin-Williams Co/The
5.00%, 8/15/2045	30	29	2.75%, 6/1/2022	35	34
Gilead Sciences Inc			3.45%, 6/1/2027	330	312
2.50%, 9/1/2023	10	10	4.50%, 6/1/2047	25	24
2.55%, 9/1/2020	600	593	Westlake Chemical Corp
2.95%, 3/1/2027	530	495	3.60%, 8/15/2026	350	332
3.25%, 9/1/2022	60	60			$7,897
3.50%, 2/1/2025	750	739	Commercial Mortgage Backed Securities - 1.91%
4.00%, 9/1/2036	300	289	CFCRE Commercial Mortgage Trust 2016-
4.15%, 3/1/2047	70	67	C4
4.40%, 12/1/2021	127	131	3.28%, 5/10/2058	1,300	1,258
4.50%, 4/1/2021	35	36	Citigroup Commercial Mortgage Trust 2013-
4.60%, 9/1/2035	500	515	GC15
4.75%, 3/1/2046	195	201	4.37%, 9/10/2046(f)	1,000	1,046

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)		Amount (000's)	Value (000's)
Commercial Mortgage Backed Securities (continued)			Commercial Mortgage Backed Securities (continued)
Citigroup Commercial Mortgage Trust 2016-			Morgan Stanley Bank of America Merrill
GC36			Lynch Trust 2015-C24
3.62%, 2/10/2049	$1,000	$998	3.48%, 5/15/2048		$1,000	$991
COMM 2012-CCRE3 Mortgage Trust			Morgan Stanley Capital I Trust 2017-H1
2.82%, 10/15/2045	495	485	3.26%, 6/15/2050		2,500	2,419
COMM 2013-CCRE8 Mortgage Trust			SG Commercial Mortgage Securities Trust
3.61%, 6/10/2046(f)	500	505	2016	-C5
COMM 2013-LC6 Mortgage Trust			3.06%, 10/10/2048		1,000	949
2.94%, 1/10/2046	500	492	UBS Commercial Mortgage Trust 2012-C1
COMM 2014-UBS3 Mortgage Trust			3.40%, 5/10/2045		486	487
3.82%, 6/10/2047	500	507	UBS-Barclays Commercial Mortgage Trust
COMM 2015-DC1 Mortgage Trust			2012	-C3
3.35%, 2/10/2048	1,000	989	3.09%, 8/10/2049		550	545
COMM 2015-LC19 Mortgage Trust			UBS-Barclays Commercial Mortgage Trust
3.18%, 2/10/2048	1,000	976	2013	-C6
Commercial Mortgage Pass Through			3.24%, 4/10/2046		500	497
Certificates			Wells Fargo Commercial Mortgage Trust
3.76%, 2/10/2049	1,000	1,002	2012	-LC5
CSAIL 2015-C1 Commercial Mortgage Trust			2.92%, 10/15/2045		496	489
2.97%, 4/15/2050	1,000	999	Wells Fargo Commercial Mortgage Trust
CSAIL 2016-C7 Commercial Mortgage Trust			2015	-C28
3.31%, 11/15/2049	1,000	989	3.29%, 5/15/2048		1,845	1,816
Fannie Mae-Aces			WFRBS Commercial Mortgage Trust 2012-
2.50%, 10/25/2026 (f)	1,000	931	C7
2.53%, 9/25/2024	1,000	960	2.30%, 6/15/2045		146	145
2.60%, 4/25/2023(f)	671	655	WFRBS Commercial Mortgage Trust 2013-
2.72%, 2/25/2022	995	982	C14
2.80%, 6/25/2025(f)	2,000	1,933	2.98%, 6/15/2046		1,000	997
2.88%, 2/25/2027(f)	1,100	1,053				$46,697
2.96%, 2/25/2027(f)	1,000	964	Commercial Services - 0.19%
2.99%, 12/25/2027 (f)	1,000	964	Automatic Data Processing Inc
3.22%, 8/25/2024(f)	972	977	2.25%, 9/15/2020		20	20
3.51%, 12/25/2023 (f)	1,000	1,020	3.38%, 9/15/2025		500	495
Freddie Mac Multifamily Structured Pass			Board of Trustees of The Leland Stanford
Through Certificates			Junior University/The
2.08%, 12/25/2019	104	104	3.65%, 5/1/2048		287	282
2.34%, 7/25/2026	385	370	California Institute of Technology
2.67%, 3/25/2026	1,050	1,007	4.32%, 8/1/2045		80	86
2.87%, 12/25/2021	540	536	Ecolab Inc
3.02%, 2/25/2023	270	270	4.35%, 12/8/2021		112	116
3.06%, 7/25/2023(f)	750	748	5.50%, 12/8/2041		307	361
3.06%, 12/25/2024	500	497	Massachusetts Institute of Technology
3.31%, 5/25/2023(f)	810	818	3.89%, 7/1/2116		250	234
3.32%, 2/25/2023(f)	1,000	1,010	4.68%, 7/1/2114		250	274
3.41%, 12/25/2026	1,500	1,506	Moody's Corp
3.53%, 10/25/2023 (f)	1,050	1,070	5.25%, 7/15/2044		500	565
4.19%, 12/25/2020 (f)	850	873	President & Fellows of Harvard College
GS Mortgage Securities Trust 2012-GC6			3.15%, 7/15/2046		350	316
3.48%, 1/10/2045	273	275	S&P Global Inc
GS Mortgage Securities Trust 2012-GCJ9			4.40%, 2/15/2026		160	164
2.77%, 11/10/2045	499	488	6.55%, 11/15/2037		51	65
GS Mortgage Securities Trust 2014-GC18			University of Southern California
3.80%, 1/10/2047	500	510	3.84%, 10/1/2047		500	504
GS Mortgage Securities Trust 2015-GC34			5.25%, 10/1/2111		30	35
3.51%, 10/10/2048	1,000	993	Verisk Analytics Inc
GS Mortgage Securities Trust 2017-GS5			4.00%, 6/15/2025		500	492
3.47%, 3/10/2050	2,250	2,241	Western Union Co/The
GS Mortgage Securities Trust 2018-GS9			5.25%, 4/1/2020		25	26
3.99%, 3/10/2051(f)	1,500	1,525	6.20%, 11/17/2036		200	205
JP Morgan Chase Commercial Mortgage			William Marsh Rice University
Securities Trust 2011-C5			3.57%, 5/15/2045		500	489
4.17%, 8/15/2046	203	208				$4,729
JPMBB Commercial Mortgage Securities			Computers - 0.67%
Trust 2013-C15			Apple Inc
4.13%, 11/15/2045	500	516	1.55%, 8/4/2021		30	29
JPMBB Commercial Mortgage Securities			1.80%, 11/13/2019		50	49
Trust 2014-C22			1.90%, 2/7/2020		500	494
3.80%, 9/15/2047	1,000	1,015	2.00%, 5/6/2020		520	513
Morgan Stanley Bank of America Merrill			2.15%, 2/9/2022		50	48
Lynch Trust 2013-C11			2.25%, 2/23/2021		535	526
3.09%, 8/15/2046	97	97	2.30%, 5/11/2022		30	29
			2.40%, 1/13/2023		300	289

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Computers (continued)			Credit Card Asset Backed Securities - 0.32%
Apple Inc (continued)			Capital One Multi-Asset Execution Trust
2.40%, 5/3/2023	$330	$318	1.99%, 7/17/2023	$1,000	$980
2.50%, 2/9/2022	530	520	2.43%, 1/15/2025	2,000	1,955
2.70%, 5/13/2022	60	59	Chase Issuance Trust
2.85%, 5/6/2021	1,285	1,282	1.84%, 4/15/2022	1,500	1,472
2.85%, 2/23/2023	30	29	Citibank Credit Card Issuance Trust
2.90%, 9/12/2027	230	216	2.19%, 11/20/2023	1,000	973
3.00%, 2/9/2024	60	59	2.68%, 6/7/2023	1,000	991
3.00%, 11/13/2027	240	228	2.88%, 1/23/2023	500	498
3.20%, 5/13/2025	445	435	Synchrony Credit Card Master Note Trust
3.20%, 5/11/2027	320	309	2.97%, 3/15/2024	1,000	998
3.25%, 2/23/2026	775	756			$7,867
3.35%, 2/9/2027	535	522	Distribution & Wholesale - 0.02%
3.45%, 5/6/2024	405	405	WW Grainger Inc
3.45%, 2/9/2045	30	27	4.60%, 6/15/2045	500	515
3.75%, 9/12/2047	115	108
3.75%, 11/13/2047	150	141	Diversified Financial Services - 0.78%
3.85%, 5/4/2043	1,300	1,241	AerCap Ireland Capital DAC / AerCap Global
4.65%, 2/23/2046	385	415	Aviation Trust
Dell International LLC / EMC Corp			3.30%, 1/23/2023	500	481
4.42%, 6/15/2021(c)	980	994	3.50%, 1/15/2025	300	281
6.02%, 6/15/2026(c)	780	819	3.88%, 1/23/2028	300	276
8.10%, 7/15/2036(c)	255	299	3.95%, 2/1/2022	650	646
8.35%, 7/15/2046(c)	235	283	4.50%, 5/15/2021	150	153
DXC Technology Co			5.00%, 10/1/2021	150	155
4.75%, 4/15/2027	505	510	Air Lease Corp
Hewlett Packard Enterprise Co			2.50%, 3/1/2021	500	487
3.60%, 10/15/2020	470	472	3.00%, 9/15/2023	20	19
4.90%, 10/15/2025	300	306	3.25%, 3/1/2025	500	464
6.20%, 10/15/2035	80	82	American Express Co
6.35%, 10/15/2045	195	193	2.20%, 10/30/2020	500	489
HP Inc			2.65%, 12/2/2022	400	384
3.75%, 12/1/2020	121	122	3.00%, 10/30/2024	400	382
6.00%, 9/15/2041	154	156	3.38%, 5/17/2021	400	400
IBM Credit LLC			3.63%, 12/5/2024	500	492
2.65%, 2/5/2021	100	99	4.05%, 12/3/2042	25	24
International Business Machines Corp			American Express Credit Corp
1.63%, 5/15/2020	700	684	2.25%, 8/15/2019	500	497
2.25%, 2/19/2021	300	294	2.25%, 5/5/2021	555	539
3.38%, 8/1/2023	335	335	3.30%, 5/3/2027	30	29
4.00%, 6/20/2042	35	34	Ameriprise Financial Inc
4.70%, 2/19/2046	185	202	4.00%, 10/15/2023	225	230
5.60%, 11/30/2039	92	109	BlackRock Inc
5.88%, 11/29/2032	200	245	3.38%, 6/1/2022	200	202
6.22%, 8/1/2027	351	417	3.50%, 3/18/2024	500	503
Seagate HDD Cayman			4.25%, 5/24/2021	500	516
4.75%, 6/1/2023	530	526	5.00%, 12/10/2019	25	26
4.75%, 1/1/2025	30	29	Brookfield Finance Inc
		$16,257	3.90%, 1/25/2028	400	378
Consumer Products - 0.04%			Capital One Bank USA NA
Church & Dwight Co Inc			3.38%, 2/15/2023	340	331
3.15%, 8/1/2027	300	278	Charles Schwab Corp/The
3.95%, 8/1/2047	300	271	3.25%, 5/21/2021	200	201
Clorox Co/The			3.45%, 2/13/2026	250	246
3.80%, 11/15/2021	128	130	3.85%, 5/21/2025	200	202
Kimberly-Clark Corp			CME Group Inc
2.40%, 3/1/2022	257	250	3.00%, 9/15/2022	25	25
2.40%, 6/1/2023	150	144	3.00%, 3/15/2025	530	511
		$1,073	5.30%, 9/15/2043	200	235
Cosmetics & Personal Care - 0.04%			Credit Suisse USA Inc
Procter & Gamble Co/The			7.13%, 7/15/2032	300	378
1.70%, 11/3/2021	30	29	Discover Financial Services
2.15%, 8/11/2022	30	29	4.10%, 2/9/2027	500	480
2.30%, 2/6/2022	441	430	GE Capital International Funding Co
3.10%, 8/15/2023	30	30	Unlimited Co
Unilever Capital Corp			2.34%, 11/15/2020	500	489
2.20%, 5/5/2022	100	96	3.37%, 11/15/2025	1,025	984
5.90%, 11/15/2032	230	283	4.42%, 11/15/2035	1,500	1,453
		$897	Intercontinental Exchange Inc
			2.75%, 12/1/2020	10	10
			3.75%, 12/1/2025	50	50
			International Lease Finance Corp
			5.88%, 8/15/2022	20	21

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Diversified Financial Services (continued)			Electric (continued)
International Lease Finance			Consolidated Edison Co of New York
Corp (continued)			Inc (continued)
8.25%, 12/15/2020	$20	$22	5.85%, 3/15/2036	$51	$60
Jefferies Group LLC			6.75%, 4/1/2038	125	165
6.50%, 1/20/2043	200	207	Delmarva Power & Light Co
6.88%, 4/15/2021	27	29	4.15%, 5/15/2045	350	348
8.50%, 7/15/2019	12	13	Dominion Energy Inc
Jefferies Group LLC / Jefferies Group Capital			4.70%, 12/1/2044	300	302
Finance Inc			4.90%, 8/1/2041	77	80
4.15%, 1/23/2030	400	353	5.95%, 6/15/2035	800	921
Mastercard Inc			DTE Electric Co
3.38%, 4/1/2024	25	25	3.45%, 10/1/2020	405	408
Nasdaq Inc			DTE Energy Co
4.25%, 6/1/2024	350	353	3.50%, 6/1/2024	500	489
National Rural Utilities Cooperative Finance			Duke Energy Carolinas LLC
Corp			2.50%, 3/15/2023	279	269
2.40%, 4/25/2022	300	290	3.70%, 12/1/2047	300	278
3.05%, 2/15/2022	102	101	3.90%, 6/15/2021	410	418
3.05%, 4/25/2027	300	284	4.00%, 9/30/2042	100	98
3.25%, 11/1/2025	500	485	5.30%, 2/15/2040	512	591
Nomura Holdings Inc			Duke Energy Corp
6.70%, 3/4/2020	129	136	1.80%, 9/1/2021	45	43
ORIX Corp			2.65%, 9/1/2026	555	500
3.70%, 7/18/2027	300	291	3.15%, 8/15/2027	15	14
Synchrony Financial			3.75%, 4/15/2024	500	499
2.70%, 2/3/2020	500	495	3.75%, 9/1/2046	600	529
3.75%, 8/15/2021	5	5	Duke Energy Florida LLC
4.25%, 8/15/2024	300	294	3.40%, 10/1/2046	300	263
4.50%, 7/23/2025	20	20	5.65%, 4/1/2040	25	30
TD Ameritrade Holding Corp			6.40%, 6/15/2038	66	85
2.95%, 4/1/2022	20	20	Duke Energy Indiana LLC
Visa Inc			3.75%, 7/15/2020	37	38
2.20%, 12/14/2020	625	615	6.12%, 10/15/2035	77	95
2.80%, 12/14/2022	20	20	6.45%, 4/1/2039	300	390
3.15%, 12/14/2025	600	580	Duke Energy Progress LLC
3.65%, 9/15/2047	85	79	4.15%, 12/1/2044	300	296
4.15%, 12/14/2035	215	223	Emera US Finance LP
4.30%, 12/14/2045	375	390	3.55%, 6/15/2026	25	24
		$18,999	4.75%, 6/15/2046	25	25
Electric - 1.66%			Entergy Arkansas Inc
AEP Transmission Co LLC			3.70%, 6/1/2024	500	505
4.00%, 12/1/2046	600	586	3.75%, 2/15/2021	25	25
Alabama Power Co			Entergy Corp
4.30%, 1/2/2046	400	409	5.13%, 9/15/2020	89	92
Ameren Illinois Co			Entergy Louisiana LLC
2.70%, 9/1/2022	300	293	3.12%, 9/1/2027	300	285
American Electric Power Co Inc			Eversource Energy
3.20%, 11/13/2027	300	280	2.50%, 3/15/2021	300	294
Appalachian Power Co			Exelon Corp
3.30%, 6/1/2027	400	384	3.95%, 6/15/2025	25	25
7.00%, 4/1/2038	120	159	4.45%, 4/15/2046	20	19
Arizona Public Service Co			Exelon Generation Co LLC
4.50%, 4/1/2042	77	81	4.25%, 6/15/2022	500	512
Baltimore Gas & Electric Co			5.20%, 10/1/2019	102	104
3.35%, 7/1/2023	1,000	989	6.25%, 10/1/2039	349	369
Berkshire Hathaway Energy Co			FirstEnergy Corp
3.75%, 11/15/2023	1,000	1,012	3.90%, 7/15/2027	900	873
3.80%, 7/15/2048	300	275	Florida Power & Light Co
4.50%, 2/1/2045	250	256	3.70%, 12/1/2047	200	188
5.15%, 11/15/2043	15	17	5.65%, 2/1/2037	478	567
6.13%, 4/1/2036	156	192	5.69%, 3/1/2040	48	58
CMS Energy Corp			Fortis Inc/Canada
3.45%, 8/15/2027	350	334	3.06%, 10/4/2026	20	18
5.05%, 3/15/2022	500	524	Georgia Power Co
Commonwealth Edison Co			4.25%, 12/1/2019	77	78
4.00%, 8/1/2020	510	519	4.30%, 3/15/2042	228	228
Consolidated Edison Co of New York Inc			4.75%, 9/1/2040	500	540
3.13%, 11/15/2027	300	286	Great Plains Energy Inc
3.88%, 6/15/2047	500	469	4.85%, 6/1/2021	77	79
4.20%, 3/15/2042	128	126	Gulf Power Co
4.30%, 12/1/2056	230	224	3.30%, 5/30/2027	400	385
5.50%, 12/1/2039	400	471

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2018 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Electric (continued)			Electric (continued)
Hydro-Quebec			Southern Co/The
8.05%, 7/7/2024	$102	$126	2.15%, 9/1/2019	$500	$496
Iberdrola International BV			2.35%, 7/1/2021	520	504
6.75%, 7/15/2036	128	163	3.25%, 7/1/2026	570	535
Kentucky Utilities Co			4.40%, 7/1/2046	530	517
5.13%, 11/1/2040	500	571	5.50%, 3/15/2057(d)	400	412
LG&E & KU Energy LLC			3 Month LIBOR + 3.63%
3.75%, 11/15/2020	77	78	Southern Power Co
Louisville Gas & Electric Co			5.25%, 7/15/2043	200	210
3.30%, 10/1/2025	50	49	Southwestern Electric Power Co
MidAmerican Energy Co			2.75%, 10/1/2026	750	688
4.25%, 5/1/2046	500	507	3.85%, 2/1/2048	300	277
Mississippi Power Co			6.20%, 3/15/2040	51	63
4.25%, 3/15/2042	100	96	Tampa Electric Co
Nevada Power Co			4.35%, 5/15/2044	200	202
6.65%, 4/1/2036	400	522	TransAlta Corp
NextEra Energy Capital Holdings Inc			6.50%, 3/15/2040	25	25
4.50%, 6/1/2021	351	361	Union Electric Co
Northern States Power Co/MN			3.50%, 4/15/2024	500	499
3.40%, 8/15/2042	100	90	Virginia Electric & Power Co
5.35%, 11/1/2039	82	96	2.75%, 3/15/2023	500	485
NorthWestern Corp			3.15%, 1/15/2026	30	29
4.18%, 11/15/2044	300	300	3.50%, 3/15/2027	30	29
NSTAR Electric Co			4.00%, 11/15/2046	500	480
2.38%, 10/15/2022	750	720	4.65%, 8/15/2043	250	261
Oncor Electric Delivery Co LLC			6.00%, 5/15/2037	77	94
5.25%, 9/30/2040	51	59	8.88%, 11/15/2038	10	16
7.25%, 1/15/2033	300	407	WEC Energy Group Inc
Pacific Gas & Electric Co			3.55%, 6/15/2025	110	108
3.25%, 6/15/2023	1,000	955	Westar Energy Inc
3.50%, 10/1/2020	25	25	4.25%, 12/1/2045	500	506
4.45%, 4/15/2042	102	92	Wisconsin Electric Power Co
5.40%, 1/15/2040	143	145	5.70%, 12/1/2036	750	906
5.80%, 3/1/2037	5	5			$40,463
6.05%, 3/1/2034	482	521	Electrical Components & Equipment - 0.00%
PacifiCorp			Emerson Electric Co
6.25%, 10/15/2037	92	117	2.63%, 2/15/2023	100	97
PECO Energy Co			4.88%, 10/15/2019	25	26
2.38%, 9/15/2022	100	97			$123
3.90%, 3/1/2048	200	194	Electronics - 0.12%
PPL Capital Funding Inc			Allegion US Holding Co Inc
3.40%, 6/1/2023	300	295	3.55%, 10/1/2027	500	462
4.70%, 6/1/2043	100	101	Arrow Electronics Inc
PPL Electric Utilities Corp			4.50%, 3/1/2023	200	203
3.95%, 6/1/2047	300	293	Corning Inc
Progress Energy Inc			4.38%, 11/15/2057	300	262
3.15%, 4/1/2022	128	126	4.75%, 3/15/2042	102	103
7.75%, 3/1/2031	136	181	Fortive Corp
PSEG Power LLC			3.15%, 6/15/2026	535	497
5.13%, 4/15/2020	300	309	Honeywell International Inc
Public Service Co of Colorado			1.85%, 11/1/2021	30	29
2.25%, 9/15/2022	1,000	958	2.50%, 11/1/2026	50	46
Public Service Electric & Gas Co			3.35%, 12/1/2023	265	267
3.00%, 5/15/2027	400	379	3.81%, 11/21/2047	77	75
3.65%, 9/1/2042	200	192	Jabil Inc
Puget Sound Energy Inc			3.95%, 1/12/2028	300	283
5.80%, 3/15/2040	351	423	4.70%, 9/15/2022	100	103
Sempra Energy			Keysight Technologies Inc
2.40%, 2/1/2020	300	296	3.30%, 10/30/2019	500	499
2.90%, 2/1/2023	300	291	Koninklijke Philips NV
3.40%, 2/1/2028	300	281	5.00%, 3/15/2042	128	141
3.80%, 2/1/2038	300	272	Tyco Electronics Group SA
4.00%, 2/1/2048	400	360	7.13%, 10/1/2037	14	19
6.00%, 10/15/2039	112	133			$2,989
South Carolina Electric & Gas Co			Environmental Control - 0.08%
4.10%, 6/15/2046	300	273	Republic Services Inc
5.45%, 2/1/2041	77	83	2.90%, 7/1/2026	500	464
Southern California Edison Co			3.95%, 5/15/2028	300	296
2.40%, 2/1/2022	300	290	4.75%, 5/15/2023	51	53
4.00%, 4/1/2047	15	14	5.25%, 11/15/2021	200	211
4.05%, 3/15/2042	668	627	5.50%, 9/15/2019	104	107
5.50%, 3/15/2040	102	118
5.95%, 2/1/2038	117	142

See accompanying notes.

     Schedule of Investments Bond Market Index Account June 30, 2018 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Environmental Control (continued)			Food (continued)
Waste Management Inc			Conagra Brands Inc
3.90%, 3/1/2035	$200	$195	3.20%, 1/25/2023	$567	$546
4.10%, 3/1/2045	210	207	General Mills Inc
4.60%, 3/1/2021	350	362	2.60%, 10/12/2022	500	477
		$1,895	3.15%, 12/15/2021	77	76
Federal & Federally Sponsored Credit - 0.04%			3.20%, 4/16/2021	500	497
Federal Farm Credit Banks			3.70%, 10/17/2023	300	297
1.55%, 4/13/2020	250	246	4.00%, 4/17/2025	300	295
1.58%, 2/17/2021	175	170	4.20%, 4/17/2028	520	508
1.90%, 11/27/2020	500	491	4.55%, 4/17/2038	300	286
		$907	4.70%, 4/17/2048	300	287
Finance - Mortgage Loan/Banker - 1.49%			Hershey Co/The
Fannie Mae			2.90%, 5/15/2020	200	200
0.00%, 10/9/2019(e)	890	862	3.10%, 5/15/2021	200	200
1.13%, 7/26/2019	2,300	2,268	3.38%, 5/15/2023	200	201
1.25%, 2/26/2019	2,400	2,382	3.38%, 8/15/2046	350	313
1.25%, 5/6/2021	500	481	Kellogg Co
1.25%, 8/17/2021	500	478	2.65%, 12/1/2023	500	475
1.38%, 2/26/2021	750	726	3.25%, 4/1/2026	500	468
1.38%, 10/7/2021	400	383	Koninklijke Ahold Delhaize NV
1.50%, 2/28/2020	750	737	5.70%, 10/1/2040	102	111
1.50%, 11/30/2020	500	487	Kraft Heinz Foods Co
1.63%, 1/21/2020	1,000	987	3.00%, 6/1/2026	65	59
1.70%, 1/27/2020	500	494	3.38%, 6/15/2021	400	401
1.75%, 9/12/2019	300	298	3.50%, 6/6/2022	330	327
1.75%, 11/26/2019	750	743	3.95%, 7/15/2025	625	607
1.88%, 12/28/2020	500	491	4.00%, 6/15/2023	400	399
1.88%, 4/5/2022	1,000	970	4.38%, 6/1/2046	395	342
2.00%, 1/5/2022	400	390	4.63%, 1/30/2029	400	396
2.00%, 10/5/2022	500	484	5.00%, 6/4/2042	200	191
2.13%, 4/24/2026	500	468	5.20%, 7/15/2045	235	229
2.38%, 1/19/2023	500	491	5.38%, 2/10/2020	95	98
2.63%, 9/6/2024	750	738	6.50%, 2/9/2040	75	85
5.63%, 7/15/2037	200	267	6.88%, 1/26/2039	161	190
6.63%, 11/15/2030	602	807	Kroger Co/The
7.13%, 1/15/2030	199	274	3.30%, 1/15/2021	321	320
7.25%, 5/15/2030	280	391	3.40%, 4/15/2022	154	153
Federal Home Loan Banks			3.70%, 8/1/2027	300	285
0.88%, 8/5/2019	500	492	4.45%, 2/1/2047	55	50
1.00%, 9/26/2019	500	491	5.15%, 8/1/2043	300	303
1.13%, 7/14/2021	1,500	1,435	5.40%, 7/15/2040	25	26
1.38%, 11/15/2019	1,500	1,478	6.15%, 1/15/2020	12	13
1.38%, 9/28/2020	2,000	1,945	Mondelez International Inc
1.38%, 2/18/2021	250	242	3.63%, 5/7/2023	300	299
1.50%, 10/21/2019	1,000	987	4.13%, 5/7/2028	300	297
1.88%, 3/13/2020	500	494	Sysco Corp
1.88%, 11/29/2021	250	243	4.85%, 10/1/2045	250	255
2.13%, 6/9/2023	200	194	5.38%, 9/21/2035	500	543
2.63%, 5/28/2020	500	500	Tyson Foods Inc
5.50%, 7/15/2036	180	235	2.65%, 8/15/2019	350	349
5.63%, 6/11/2021	350	379	3.55%, 6/2/2027	20	19
Freddie Mac			4.55%, 6/2/2047	520	498
0.88%, 7/19/2019	250	246			$12,454
1.25%, 8/1/2019	500	494	Forest Products & Paper - 0.11%
1.25%, 10/2/2019	1,000	985	Celulosa Arauco y Constitucion SA
1.38%, 8/15/2019	1,000	988	4.50%, 8/1/2024	500	497
1.38%, 4/20/2020	500	490	Georgia-Pacific LLC
1.38%, 5/1/2020	1,000	979	7.75%, 11/15/2029	51	68
1.40%, 8/22/2019	500	493	8.00%, 1/15/2024	228	275
1.50%, 1/17/2020	1,000	984	International Paper Co
1.88%, 11/17/2020	750	736	3.00%, 2/15/2027	35	32
2.38%, 1/13/2022	1,757	1,734	3.65%, 6/15/2024	443	438
2.75%, 6/19/2023	1,000	996	4.40%, 8/15/2047	350	318
6.25%, 7/15/2032	231	309	4.75%, 2/15/2022	813	841
6.75%, 3/15/2031	577	788	7.30%, 11/15/2039	25	32
		$36,434	7.50%, 8/15/2021	92	102
Food - 0.51%					$2,603
Campbell Soup Co			Gas - 0.07%
3.30%, 3/19/2025	300	279	Atmos Energy Corp
4.15%, 3/15/2028	160	152	4.13%, 10/15/2044	400	404
4.25%, 4/15/2021	51	52	Dominion Energy Gas Holdings LLC
			4.80%, 11/1/2043	300	307

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Gas (continued)			Healthcare - Services (continued)
NiSource Inc			Anthem Inc (continued)
3.49%, 5/15/2027	$20	$19	4.65%, 1/15/2043	$115	$111
5.95%, 6/15/2041	525	613	Ascension Health
Southern California Gas Co			3.95%, 11/15/2046	500	493
3.15%, 9/15/2024	500	490	Baylor Scott & White Holdings
		$1,833	3.97%, 11/15/2046	232	227
Hand & Machine Tools - 0.01%			Children's Hospital Corp/The
Stanley Black & Decker Inc			4.12%, 1/1/2047	500	517
2.90%, 11/1/2022	200	196	Cigna Corp
			3.05%, 10/15/2027	500	451
Healthcare - Products - 0.44%			3.25%, 4/15/2025	775	729
Abbott Laboratories			3.88%, 10/15/2047	115	98
2.55%, 3/15/2022	35	34	Coventry Health Care Inc
2.90%, 11/30/2021	520	512	5.45%, 6/15/2021	500	526
3.25%, 4/15/2023	600	592	Dignity Health
3.75%, 11/30/2026	470	462	2.64%, 11/1/2019	500	499
4.75%, 11/30/2036	40	42	Howard Hughes Medical Institute
4.90%, 11/30/2046	880	947	3.50%, 9/1/2023	400	405
5.30%, 5/27/2040	200	219	Humana Inc
Becton Dickinson and Co			4.80%, 3/15/2047	500	514
2.68%, 12/15/2019	305	303	4.95%, 10/1/2044	325	339
2.89%, 6/6/2022	50	48	Kaiser Foundation Hospitals
3.25%, 11/12/2020	500	497	4.15%, 5/1/2047	670	678
3.36%, 6/6/2024	20	19	Laboratory Corp of America Holdings
3.73%, 12/15/2024	394	385	4.63%, 11/15/2020	500	514
4.67%, 6/6/2047	35	34	4.70%, 2/1/2045	15	15
4.69%, 12/15/2044	250	242	Memorial Sloan-Kettering Cancer Center
5.00%, 11/12/2040	51	50	4.13%, 7/1/2052	400	404
Boston Scientific Corp			4.20%, 7/1/2055	250	257
3.85%, 5/15/2025	530	525	Partners Healthcare System Inc
4.13%, 10/1/2023	350	357	4.12%, 7/1/2055	300	291
6.00%, 1/15/2020	51	53	Quest Diagnostics Inc
7.38%, 1/15/2040	51	66	3.50%, 3/30/2025	500	481
Medtronic Global Holdings SCA			4.70%, 4/1/2021	102	105
3.35%, 4/1/2027	45	44	4.75%, 1/30/2020	3	3
Medtronic Inc			UnitedHealth Group Inc
2.50%, 3/15/2020	350	348	2.38%, 10/15/2022	500	481
3.15%, 3/15/2022	560	556	2.88%, 3/15/2022	180	178
3.50%, 3/15/2025	1,880	1,860	3.35%, 7/15/2022	30	30
4.38%, 3/15/2035	20	21	3.45%, 1/15/2027	540	525
4.63%, 3/15/2045	625	663	3.75%, 7/15/2025	340	340
Stryker Corp			3.75%, 10/15/2047	510	469
2.63%, 3/15/2021	15	15	4.20%, 1/15/2047	30	29
3.50%, 3/15/2026	500	485	4.25%, 6/15/2048	165	165
4.10%, 4/1/2043	200	187	4.38%, 3/15/2042	750	756
4.38%, 1/15/2020	25	25	4.63%, 7/15/2035	30	31
4.63%, 3/15/2046	20	20	4.70%, 2/15/2021	90	93
Thermo Fisher Scientific Inc			6.50%, 6/15/2037	77	99
2.95%, 9/19/2026	530	490	6.88%, 2/15/2038	491	650
3.00%, 4/15/2023	20	19			$13,514
4.15%, 2/1/2024	20	20	Home Furnishings - 0.00%
4.70%, 5/1/2020	51	52	Whirlpool Corp
Zimmer Biomet Holdings Inc			4.85%, 6/15/2021	77	80
3.15%, 4/1/2022	500	491
		$10,683	Housewares - 0.08%
Healthcare - Services - 0.55%			Newell Brands Inc
Aetna Inc			2.88%, 12/1/2019	400	399
2.80%, 6/15/2023	35	33	3.85%, 4/1/2023	400	394
4.13%, 6/1/2021	102	104	3.90%, 11/1/2025	350	334
4.13%, 11/15/2042	100	92	4.20%, 4/1/2026	500	483
6.63%, 6/15/2036	105	130	5.38%, 4/1/2036	350	348
6.75%, 12/15/2037	112	142	5.50%, 4/1/2046	30	29
Anthem Inc					$1,987
2.50%, 11/21/2020	300	295	Insurance - 0.74%
2.95%, 12/1/2022	300	291	Aflac Inc
3.30%, 1/15/2023	325	319	3.63%, 11/15/2024	230	228
3.50%, 8/15/2024	15	15	Allied World Assurance Co Holdings Ltd
3.65%, 12/1/2027	300	284	4.35%, 10/29/2025	500	486
4.38%, 12/1/2047	300	277	Allstate Corp/The
4.63%, 5/15/2042	30	29	3.28%, 12/15/2026	500	480
			5.55%, 5/9/2035	200	232

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Insurance (continued)			Insurance (continued)
American International Group Inc			Prudential Financial Inc
3.75%, 7/10/2025	$20	$19	3.50%, 5/15/2024	$1,200	$1,190
3.88%, 1/15/2035	750	667	3.91%, 12/7/2047	177	159
3.90%, 4/1/2026	785	760	4.50%, 11/16/2021	128	133
4.20%, 4/1/2028	190	186	5.20%, 3/15/2044(d)	350	349
4.38%, 1/15/2055	30	26	3 Month LIBOR + 3.04%
4.70%, 7/10/2035	750	730	5.70%, 12/14/2036	25	28
4.80%, 7/10/2045	50	49	5.88%, 9/15/2042(d)	100	106
4.88%, 6/1/2022	280	293	3 Month LIBOR + 4.18%
Aon Corp			Reinsurance Group of America Inc
5.00%, 9/30/2020	128	132	4.70%, 9/15/2023	200	207
Aon PLC			Travelers Cos Inc/The
3.88%, 12/15/2025	20	20	4.00%, 5/30/2047	800	762
Arch Capital Finance LLC			6.25%, 6/15/2037	12	15
5.03%, 12/15/2046	250	261	6.75%, 6/20/2036	51	66
Arch Capital Group US Inc			Trinity Acquisition PLC
5.14%, 11/1/2043	375	396	4.40%, 3/15/2026	500	495
Athene Holding Ltd			Willis North America Inc
4.13%, 1/12/2028	500	461	3.60%, 5/15/2024	300	290
AXA Equitable Holdings Inc			XLIT Ltd
4.35%, 4/20/2028(c)	205	196	5.25%, 12/15/2043	400	440
AXA SA					$18,017
8.60%, 12/15/2030	38	49	Internet - 0.28%
Berkshire Hathaway Finance Corp			Alibaba Group Holding Ltd
3.00%, 5/15/2022	30	30	3.13%, 11/28/2021	270	267
4.25%, 1/15/2021	102	105	3.40%, 12/6/2027	325	303
4.30%, 5/15/2043	300	302	3.60%, 11/28/2024	300	295
5.75%, 1/15/2040	115	137	4.40%, 12/6/2057	305	282
Berkshire Hathaway Inc			Alphabet Inc
2.20%, 3/15/2021	415	408	2.00%, 8/15/2026	30	27
2.75%, 3/15/2023	30	29	3.38%, 2/25/2024	530	534
3.13%, 3/15/2026	350	337	3.63%, 5/19/2021	51	52
3.40%, 1/31/2022	205	208	Amazon.com Inc
4.50%, 2/11/2043	25	26	2.40%, 2/22/2023	370	356
Chubb Corp/The			2.50%, 11/29/2022	130	126
6.50%, 5/15/2038	10	13	2.60%, 12/5/2019	250	250
Chubb INA Holdings Inc			3.15%, 8/22/2027	490	469
2.30%, 11/3/2020	15	15	3.80%, 12/5/2024	20	20
2.88%, 11/3/2022	500	491	3.88%, 8/22/2037	340	332
3.35%, 5/3/2026	30	29	4.05%, 8/22/2047	30	29
4.35%, 11/3/2045	25	26	4.25%, 8/22/2057	630	621
6.70%, 5/15/2036	250	322	4.80%, 12/5/2034	30	33
CNA Financial Corp			4.95%, 12/5/2044	515	572
5.75%, 8/15/2021	77	82	Baidu Inc
Hartford Financial Services Group Inc/The			3.50%, 11/28/2022	500	492
4.30%, 4/15/2043	250	236	4.13%, 6/30/2025	500	496
Lincoln National Corp			eBay Inc
3.80%, 3/1/2028	60	57	2.60%, 7/15/2022	600	573
4.00%, 9/1/2023	1,000	1,008	2.75%, 1/30/2023	10	10
4.35%, 3/1/2048	55	51	2.88%, 8/1/2021	5	5
6.15%, 4/7/2036	6	7	3.45%, 8/1/2024	30	29
7.00%, 6/15/2040	47	59	3.80%, 3/9/2022	500	505
Loews Corp			4.00%, 7/15/2042	100	87
2.63%, 5/15/2023	200	193			$6,765
4.13%, 5/15/2043	200	188	Iron & Steel - 0.06%
Manulife Financial Corp			Nucor Corp
5.38%, 3/4/2046	250	283	4.00%, 8/1/2023	500	509
Marsh & McLennan Cos Inc			Vale Overseas Ltd
2.35%, 3/6/2020	300	296	4.38%, 1/11/2022	96	97
3.75%, 3/14/2026	750	743	6.88%, 11/21/2036	617	693
MetLife Inc			8.25%, 1/17/2034	38	47
3.00%, 3/1/2025	300	285			$1,346
3.60%, 4/10/2024	250	248	Leisure Products & Services - 0.02%
4.37%, 9/15/2023	235	243	Royal Caribbean Cruises Ltd
4.60%, 5/13/2046	525	532	7.50%, 10/15/2027	400	480
4.88%, 11/13/2043	20	21
5.70%, 6/15/2035	164	187	Lodging - 0.04%
6.40%, 12/15/2066	288	305	Marriott International Inc/MD
PartnerRe Finance B LLC			2.30%, 1/15/2022	30	29
5.50%, 6/1/2020	115	119	2.88%, 3/1/2021	500	493
Progressive Corp/The
3.75%, 8/23/2021	277	281
4.35%, 4/25/2044	200	204

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2018 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Lodging (continued)				Media (continued)
Marriott International Inc/MD	(continued)			Comcast Corp (continued)
3.13%, 10/15/2021		$500	$494	4.00%, 11/1/2049	$20	$18
			$1,016	4.20%, 8/15/2034	750	716
Machinery - Construction & Mining - 0.08%				4.25%, 1/15/2033	120	117
ABB Finance USA Inc				4.40%, 8/15/2035	500	486
2.88%, 5/8/2022		100	98	4.60%, 8/15/2045	500	482
Caterpillar Financial Services Corp				4.65%, 7/15/2042	115	112
1.70%, 8/9/2021		380	364	4.75%, 3/1/2044	45	44
1.93%, 10/1/2021		190	183	5.15%, 3/1/2020	774	799
2.95%, 5/15/2020		400	400	5.65%, 6/15/2035	20	22
3.45%, 5/15/2023		300	300	6.40%, 3/1/2040	500	591
Caterpillar Inc				6.45%, 3/15/2037	85	101
3.40%, 5/15/2024		30	30	6.95%, 8/15/2037	274	344
3.80%, 8/15/2042		105	100	7.05%, 3/15/2033	15	19
3.90%, 5/27/2021		60	61	Discovery Communications LLC
4.75%, 5/15/2064		350	364	2.80%, 6/15/2020(c)	500	494
6.05%, 8/15/2036		132	163	3.25%, 4/1/2023	200	194
			$2,063	3.95%, 3/20/2028	500	474
Machinery - Diversified - 0.13%				4.38%, 6/15/2021	500	511
Deere & Co				4.88%, 4/1/2043	25	23
3.90%, 6/9/2042		30	30	5.00%, 9/20/2037	500	481
4.38%, 10/16/2019		56	57	5.63%, 8/15/2019	32	33
5.38%, 10/16/2029		500	570	6.35%, 6/1/2040	73	79
John Deere Capital Corp				Grupo Televisa SAB
1.25%, 10/9/2019		300	294	4.63%, 1/30/2026	500	499
2.80%, 3/6/2023		20	19	6.63%, 3/18/2025	200	222
3.05%, 1/6/2028		300	285	NBCUniversal Media LLC
3.90%, 7/12/2021		500	510	4.38%, 4/1/2021	151	155
Rockwell Automation Inc				4.45%, 1/15/2043	15	14
2.05%, 3/1/2020		250	246	5.15%, 4/30/2020	575	594
Roper Technologies Inc				5.95%, 4/1/2041	100	113
2.80%, 12/15/2021		500	488	6.40%, 4/30/2040	251	296
3.13%, 11/15/2022		750	734	RELX Capital Inc
Xylem Inc/NY				3.13%, 10/15/2022	125	123
4.88%, 10/1/2021		19	20	Thomson Reuters Corp
			$3,253	3.95%, 9/30/2021	175	177
Media - 0.87%				4.50%, 5/23/2043	300	279
21st Century Fox America Inc				5.85%, 4/15/2040	25	27
3.70%, 10/15/2025		500	490	Time Warner Cable LLC
4.50%, 2/15/2021		200	205	4.00%, 9/1/2021	190	190
4.95%, 10/15/2045		350	365	5.50%, 9/1/2041	340	316
5.65%, 8/15/2020		51	54	5.88%, 11/15/2040	20	20
6.15%, 3/1/2037		15	18	6.55%, 5/1/2037	176	187
6.15%, 2/15/2041		577	689	6.75%, 6/15/2039	77	82
6.20%, 12/15/2034		154	182	7.30%, 7/1/2038	300	340
6.40%, 12/15/2035		128	154	Time Warner Entertainment Co LP
CBS Corp				8.38%, 7/15/2033	95	117
2.90%, 6/1/2023 (c)		200	190	Viacom Inc
4.00%, 1/15/2026		515	499	3.88%, 12/15/2021	128	128
4.30%, 2/15/2021		535	544	4.38%, 3/15/2043	435	365
4.85%, 7/1/2042		200	191	6.88%, 4/30/2036	181	196
7.88%, 7/30/2030		178	220	Walt Disney Co/The
Charter Communications Operating LLC /				2.30%, 2/12/2021	500	490
Charter Communications Operating Capital				2.35%, 12/1/2022	770	739
4.46%, 7/23/2022		340	344	2.75%, 8/16/2021	102	101
4.91%, 7/23/2025		335	338	3.70%, 12/1/2042	100	91
5.75%, 4/1/2048		205	198	3.75%, 6/1/2021	200	204
6.38%, 10/23/2035		800	836	7.00%, 3/1/2032	51	66
6.48%, 10/23/2045		35	37	Warner Media LLC
Comcast Corp				2.95%, 7/15/2026	20	18
2.35%, 1/15/2027		60	53	3.60%, 7/15/2025	500	475
2.75%, 3/1/2023		115	111	3.80%, 2/15/2027	40	38
2.85%, 1/15/2023		100	97	4.00%, 1/15/2022	180	182
3.13%, 7/15/2022		30	29	4.05%, 12/15/2023	500	499
3.15%, 3/1/2026		30	28	4.65%, 6/1/2044	500	444
3.38%, 8/15/2025		525	504	4.70%, 1/15/2021	81	83
3.40%, 7/15/2046		20	16	4.85%, 7/15/2045	60	55
3.55%, 5/1/2028		125	119	4.88%, 3/15/2020	42	43
3.60%, 3/1/2024		30	30	5.38%, 10/15/2041	128	125
3.90%, 3/1/2038		150	136			$21,289
4.00%, 8/15/2047		30	27
4.00%, 3/1/2048		400	352

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Metal Fabrication & Hardware - 0.02%			Office & Business Equipment - 0.03%
Precision Castparts Corp			Xerox Corp
2.50%, 1/15/2023	$100	$97	2.75%, 9/1/2020	$415	$406
3.25%, 6/15/2025	25	24	4.50%, 5/15/2021	226	229
4.38%, 6/15/2045	250	262			$635
		$383	Oil & Gas - 1.60%
Mining - 0.16%			Anadarko Finance Co
Barrick Gold Corp			7.50%, 5/1/2031	77	95
5.25%, 4/1/2042	20	21	Anadarko Petroleum Corp
Barrick North America Finance LLC			4.50%, 7/15/2044	100	93
4.40%, 5/30/2021	157	162	4.85%, 3/15/2021	20	21
5.75%, 5/1/2043	55	61	6.20%, 3/15/2040	25	28
Barrick PD Australia Finance Pty Ltd			6.45%, 9/15/2036	725	838
5.95%, 10/15/2039	90	100	6.60%, 3/15/2046	40	48
BHP Billiton Finance USA Ltd			Andeavor
4.13%, 2/24/2042	328	326	4.75%, 12/15/2023	300	311
5.00%, 9/30/2043	520	583	5.13%, 12/15/2026	300	313
Goldcorp Inc			Apache Corp
3.63%, 6/9/2021	300	300	2.63%, 1/15/2023	500	475
Newmont Mining Corp			3.25%, 4/15/2022	25	25
3.50%, 3/15/2022	30	30	3.63%, 2/1/2021	577	579
4.88%, 3/15/2042	20	20	4.75%, 4/15/2043	133	126
6.25%, 10/1/2039	515	595	5.10%, 9/1/2040	92	91
Rio Tinto Alcan Inc			BP Capital Markets PLC
6.13%, 12/15/2033	77	94	2.32%, 2/13/2020	200	198
Rio Tinto Finance USA Ltd			2.50%, 11/6/2022	1,220	1,176
7.13%, 7/15/2028	537	679	3.06%, 3/17/2022	315	312
Rio Tinto Finance USA PLC			3.22%, 11/28/2023	30	29
4.75%, 3/22/2042	328	353	3.22%, 4/14/2024	420	412
Southern Copper Corp			3.28%, 9/19/2027	175	168
5.38%, 4/16/2020	25	26	3.54%, 11/4/2024	20	20
5.88%, 4/23/2045	350	372	3.56%, 11/1/2021	200	202
6.75%, 4/16/2040	258	297	3.59%, 4/14/2027	30	30
		$4,019	3.72%, 11/28/2028	40	40
Miscellaneous Manufacturers - 0.33%			3.81%, 2/10/2024	400	404
3M Co			4.50%, 10/1/2020	20	21
1.63%, 9/19/2021	500	478	4.74%, 3/11/2021	128	133
3.13%, 9/19/2046	300	259	Canadian Natural Resources Ltd
Crane Co			2.95%, 1/15/2023	30	29
4.45%, 12/15/2023	100	103	3.85%, 6/1/2027	55	54
Dover Corp			4.95%, 6/1/2047	20	21
5.38%, 3/1/2041	77	88	6.25%, 3/15/2038	1,164	1,352
Eaton Corp			Cenovus Energy Inc
2.75%, 11/2/2022	100	97	4.25%, 4/15/2027	400	385
3.92%, 9/15/2047	400	372	5.40%, 6/15/2047	480	470
4.00%, 11/2/2032	100	100	Chevron Corp
4.15%, 11/2/2042	50	48	2.10%, 5/16/2021	80	78
General Electric Co			2.36%, 12/5/2022	325	311
2.20%, 1/9/2020	1,110	1,097	2.41%, 3/3/2022	500	488
2.70%, 10/9/2022	385	372	2.43%, 6/24/2020	450	447
3.10%, 1/9/2023	35	34	2.95%, 5/16/2026	355	341
3.38%, 3/11/2024	20	20	3.19%, 6/24/2023	15	15
4.13%, 10/9/2042	325	302	CNOOC Finance 2013 Ltd
4.38%, 9/16/2020	25	26	3.00%, 5/9/2023	150	145
4.50%, 3/11/2044	70	69	4.25%, 5/9/2043	100	95
4.63%, 1/7/2021	77	79	CNOOC Nexen Finance 2014 ULC
4.65%, 10/17/2021	30	31	4.25%, 4/30/2024	500	506
5.30%, 2/11/2021	308	322	Concho Resources Inc
5.50%, 1/8/2020	295	306	4.30%, 8/15/2028(g)	300	301
6.00%, 8/7/2019	181	187	4.88%, 10/1/2047	120	121
6.15%, 8/7/2037	155	181	Conoco Funding Co
6.75%, 3/15/2032	896	1,095	7.25%, 10/15/2031	200	255
6.88%, 1/10/2039	500	633	ConocoPhillips
Illinois Tool Works Inc			6.50%, 2/1/2039	169	216
2.65%, 11/15/2026	500	462	ConocoPhillips Co
3.50%, 3/1/2024	350	355	4.30%, 11/15/2044	420	427
Ingersoll-Rand Global Holding Co Ltd			ConocoPhillips Holding Co
3.75%, 8/21/2028	70	68	6.95%, 4/15/2029	202	249
Ingersoll-Rand Luxembourg Finance SA			Devon Energy Corp
4.65%, 11/1/2044	300	305	3.25%, 5/15/2022	60	59
Parker-Hannifin Corp			5.00%, 6/15/2045	10	10
3.50%, 9/15/2022	577	581	5.60%, 7/15/2041	125	135
		$8,070	Ecopetrol SA
			4.13%, 1/16/2025	500	485

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas (continued)			Oil & Gas (continued)
Ecopetrol SA (continued)			Shell International Finance BV
5.88%, 9/18/2023	$250	$265	1.75%, 9/12/2021	$65	$62
EOG Resources Inc			1.88%, 5/10/2021	1,025	994
2.63%, 3/15/2023	200	192	2.38%, 8/21/2022	130	126
4.15%, 1/15/2026	350	358	2.50%, 9/12/2026	330	306
4.40%, 6/1/2020	51	52	3.40%, 8/12/2023	1,530	1,532
Equinor ASA			3.63%, 8/21/2042	100	91
2.25%, 11/8/2019	500	496	3.75%, 9/12/2046	30	28
2.45%, 1/17/2023	30	29	4.00%, 5/10/2046	245	237
2.65%, 1/15/2024	400	384	4.13%, 5/11/2035	410	416
3.15%, 1/23/2022	102	102	4.30%, 9/22/2019	651	663
3.95%, 5/15/2043	200	191	4.38%, 3/25/2020	25	26
5.10%, 8/17/2040	263	293	4.38%, 5/11/2045	490	502
Exxon Mobil Corp			4.55%, 8/12/2043	35	37
2.22%, 3/1/2021	530	520	5.50%, 3/25/2040	25	29
2.40%, 3/6/2022	30	29	6.38%, 12/15/2038	43	56
2.71%, 3/6/2025	30	29	Suncor Energy Inc
2.73%, 3/1/2023	30	29	4.00%, 11/15/2047	90	84
3.04%, 3/1/2026	280	272	6.50%, 6/15/2038	428	530
3.18%, 3/15/2024	530	525	6.85%, 6/1/2039	5	6
3.57%, 3/6/2045	300	278	Total Capital International SA
4.11%, 3/1/2046	95	97	2.75%, 6/19/2021	400	397
Hess Corp			2.88%, 2/17/2022	128	127
5.60%, 2/15/2041	51	51	Total Capital SA
7.13%, 3/15/2033	221	256	4.25%, 12/15/2021	51	53
7.30%, 8/15/2031	25	29	4.45%, 6/24/2020	500	514
HollyFrontier Corp			Valero Energy Corp
5.88%, 4/1/2026	475	507	3.65%, 3/15/2025	500	488
Husky Energy Inc			6.13%, 2/1/2020	138	144
7.25%, 12/15/2019	550	580	6.63%, 6/15/2037	234	280
Marathon Oil Corp			7.50%, 4/15/2032	15	19
2.80%, 11/1/2022	10	10			$39,080
3.85%, 6/1/2025	505	497	Oil & Gas Services - 0.11%
6.60%, 10/1/2037	223	264	Baker Hughes a GE Co LLC
Marathon Petroleum Corp			3.20%, 8/15/2021	149	149
3.63%, 9/15/2024	400	391	Baker Hughes a GE Co LLC / Baker Hughes
5.00%, 9/15/2054	200	184	Co-Obligor Inc
5.13%, 3/1/2021	77	80	2.77%, 12/15/2022	155	150
Nexen Energy ULC			3.34%, 12/15/2027	165	154
5.88%, 3/10/2035	500	578	4.08%, 12/15/2047	170	152
6.40%, 5/15/2037	157	192	Halliburton Co
7.50%, 7/30/2039	15	21	3.25%, 11/15/2021	651	651
Noble Energy Inc			3.80%, 11/15/2025	275	273
5.05%, 11/15/2044	25	25	4.50%, 11/15/2041	51	50
5.25%, 11/15/2043	350	356	4.85%, 11/15/2035	275	284
6.00%, 3/1/2041	102	112	5.00%, 11/15/2045	385	410
Occidental Petroleum Corp			7.45%, 9/15/2039	10	13
2.70%, 2/15/2023	330	321	National Oilwell Varco Inc
3.13%, 2/15/2022	30	30	2.60%, 12/1/2022	500	474
3.50%, 6/15/2025	500	496			$2,760
4.10%, 2/15/2047	300	293	Other Asset Backed Securities - 0.00%
4.40%, 4/15/2046	50	50	CenterPoint Energy Restoration Bond Co
4.63%, 6/15/2045	25	26	LLC
Patterson-UTI Energy Inc			3.46%, 8/15/2019	1	1
3.95%, 2/1/2028 (c)	300	281
Petro-Canada			Packaging & Containers - 0.02%
5.95%, 5/15/2035	400	462	WestRock RKT Co
6.80%, 5/15/2038	12	15	4.00%, 3/1/2023	500	506
Petroleos Mexicanos
3.50%, 7/23/2020	350	349	Pharmaceuticals - 1.24%
4.50%, 1/23/2026	1,000	938	AbbVie Inc
4.88%, 1/24/2022	385	388	2.50%, 5/14/2020	580	573
5.50%, 1/21/2021	208	214	2.90%, 11/6/2022	200	194
5.50%, 6/27/2044	350	295	3.20%, 11/6/2022	30	30
6.38%, 1/23/2045	400	368	3.20%, 5/14/2026	335	313
6.50%, 3/13/2027	1,790	1,835	3.60%, 5/14/2025	500	484
6.63%, 6/15/2035	1,036	1,013	4.30%, 5/14/2036	170	162
6.75%, 9/21/2047	1,140	1,075	4.40%, 11/6/2042	200	190
Phillips 66			4.45%, 5/14/2046	280	268
4.30%, 4/1/2022	1,143	1,177	4.50%, 5/14/2035	300	292
5.88%, 5/1/2042	128	149
Pioneer Natural Resources Co
3.95%, 7/15/2022	100	101

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Pharmaceuticals (continued)			Pharmaceuticals (continued)
AbbVie Inc (continued)			McKesson Corp (continued)
4.70%, 5/14/2045	$330	$326	4.88%, 3/15/2044	$150	$152
Allergan Finance LLC			Mead Johnson Nutrition Co
3.25%, 10/1/2022	180	175	4.60%, 6/1/2044	250	261
4.63%, 10/1/2042	100	93	Merck & Co Inc
Allergan Funding SCS			2.35%, 2/10/2022	800	779
3.00%, 3/12/2020	400	398	2.40%, 9/15/2022	130	126
3.45%, 3/15/2022	30	30	2.75%, 2/10/2025	385	368
3.80%, 3/15/2025	330	320	2.80%, 5/18/2023	230	225
3.85%, 6/15/2024	445	437	3.60%, 9/15/2042	100	93
4.55%, 3/15/2035	1,030	975	3.70%, 2/10/2045	10	10
4.75%, 3/15/2045	235	226	3.88%, 1/15/2021	40	41
4.85%, 6/15/2044	530	512	4.15%, 5/18/2043	200	205
AmerisourceBergen Corp			Mylan NV
3.40%, 5/15/2024	250	246	3.75%, 12/15/2020	750	755
AstraZeneca PLC			3.95%, 6/15/2026	295	282
1.95%, 9/18/2019	600	594	5.25%, 6/15/2046	170	166
2.38%, 6/12/2022	20	19	Novartis Capital Corp
3.38%, 11/16/2025	305	294	3.00%, 11/20/2025	500	482
4.00%, 9/18/2042	125	117	3.10%, 5/17/2027	20	19
4.38%, 11/16/2045	185	181	4.40%, 4/24/2020	77	79
6.45%, 9/15/2037	164	203	4.40%, 5/6/2044	350	373
Bristol-Myers Squibb Co			Pfizer Inc
3.25%, 8/1/2042	600	519	1.95%, 6/3/2021	30	29
Cardinal Health Inc			2.20%, 12/15/2021	30	29
2.62%, 6/15/2022	250	240	2.75%, 6/3/2026	35	33
3.08%, 6/15/2024	50	47	3.00%, 6/15/2023	530	524
3.20%, 3/15/2023	200	194	3.40%, 5/15/2024	1,025	1,028
3.41%, 6/15/2027	200	184	4.13%, 12/15/2046	525	530
4.60%, 3/15/2043	100	92	4.40%, 5/15/2044	30	31
CVS Health Corp			5.60%, 9/15/2040	380	448
2.13%, 6/1/2021	30	29	7.20%, 3/15/2039	176	244
2.25%, 8/12/2019	500	496	Sanofi
2.80%, 7/20/2020	530	525	3.38%, 6/19/2023	400	400
3.50%, 7/20/2022	1,000	991	3.63%, 6/19/2028	400	398
4.00%, 12/5/2023	30	30	Shire Acquisitions Investments Ireland DAC
4.13%, 5/15/2021	500	509	2.40%, 9/23/2021	500	479
4.30%, 3/25/2028	500	493	2.88%, 9/23/2023	35	33
4.78%, 3/25/2038	610	600	3.20%, 9/23/2026	525	481
5.05%, 3/25/2048	980	997	Wyeth LLC
5.13%, 7/20/2045	370	375	5.95%, 4/1/2037	91	111
5.30%, 12/5/2043	25	26	6.50%, 2/1/2034	144	183
Eli Lilly & Co			Zoetis Inc
2.75%, 6/1/2025	10	10	3.25%, 2/1/2023	100	98
3.70%, 3/1/2045	510	483	3.45%, 11/13/2020	750	752
Express Scripts Holding Co			3.95%, 9/12/2047	5	5
3.05%, 11/30/2022	300	289			$30,388
3.50%, 6/15/2024	515	494	Pipelines - 1.01%
3.90%, 2/15/2022	200	200	Andeavor Logistics LP / Tesoro Logistics
4.50%, 2/25/2026	30	30	Finance Corp
4.75%, 11/15/2021	77	79	4.25%, 12/1/2027	400	383
4.80%, 7/15/2046	25	24	5.20%, 12/1/2047	400	386
6.13%, 11/15/2041	16	18	Boardwalk Pipelines LP
GlaxoSmithKline Capital Inc			3.38%, 2/1/2023	200	193
3.38%, 5/15/2023	580	580	Buckeye Partners LP
3.88%, 5/15/2028	545	549	4.88%, 2/1/2021	850	865
5.38%, 4/15/2034	1,000	1,152	Columbia Pipeline Group Inc
GlaxoSmithKline Capital PLC			5.80%, 6/1/2045	500	563
2.85%, 5/8/2022	143	141	Enable Midstream Partners LP
Johnson & Johnson			4.95%, 5/15/2028	300	292
2.25%, 3/3/2022	30	29	5.00%, 5/15/2044	500	443
2.45%, 3/1/2026	30	28	Enbridge Energy Partners LP
2.95%, 9/1/2020	128	129	5.20%, 3/15/2020	9	9
2.95%, 3/3/2027	5	5	7.38%, 10/15/2045	100	127
3.50%, 1/15/2048	90	84	Enbridge Inc
3.63%, 3/3/2037	20	20	4.25%, 12/1/2026	750	743
3.70%, 3/1/2046	225	217	5.50%, 12/1/2046	30	32
3.75%, 3/3/2047	30	29	Energy Transfer Partners LP
4.95%, 5/15/2033	201	228	3.60%, 2/1/2023	15	15
5.95%, 8/15/2037	775	989	4.75%, 1/15/2026	50	50
McKesson Corp			4.90%, 2/1/2024	350	356
3.95%, 2/16/2028	75	73
4.75%, 3/1/2021	250	257

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2018 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Pipelines (continued)			Pipelines (continued)
Energy Transfer Partners LP (continued)			Sabine Pass Liquefaction LLC
4.90%, 3/15/2035	$300	$274	5.00%, 3/15/2027	$360	$366
5.20%, 2/1/2022	102	106	5.63%, 3/1/2025	40	43
5.30%, 4/15/2047	15	14	5.75%, 5/15/2024	300	320
5.95%, 10/1/2043	350	342	5.88%, 6/30/2026	345	370
6.00%, 6/15/2048	300	300	6.25%, 3/15/2022	100	108
6.13%, 12/15/2045	525	525	Southern Natural Gas Co LLC / Southern
6.50%, 2/1/2042	102	105	Natural Issuing Corp
Energy Transfer Partners LP / Regency Energy			4.40%, 6/15/2021	51	52
Finance Corp			Spectra Energy Partners LP
5.88%, 3/1/2022	750	793	5.95%, 9/25/2043	200	220
EnLink Midstream Partners LP			Sunoco Logistics Partners Operations LP
4.40%, 4/1/2024	200	192	3.45%, 1/15/2023	200	194
5.45%, 6/1/2047	300	252	4.95%, 1/15/2043	200	174
Enterprise Products Operating LLC			5.35%, 5/15/2045	15	14
2.80%, 2/15/2021	95	94	Texas Eastern Transmission LP
3.35%, 3/15/2023	300	296	7.00%, 7/15/2032	100	123
3.70%, 2/15/2026	525	513	TransCanada PipeLines Ltd
3.75%, 2/15/2025	500	495	3.80%, 10/1/2020	128	130
3.90%, 2/15/2024	250	250	4.25%, 5/15/2028	300	301
4.25%, 2/15/2048	155	144	4.75%, 5/15/2038	300	300
4.85%, 8/15/2042	300	299	4.88%, 5/15/2048	420	424
4.85%, 3/15/2044	30	30	5.60%, 3/31/2034	300	332
4.90%, 5/15/2046	400	401	6.10%, 6/1/2040	25	28
5.20%, 9/1/2020	77	80	7.25%, 8/15/2038	51	65
6.13%, 10/15/2039	123	140	7.63%, 1/15/2039	500	653
6.45%, 9/1/2040	177	209	Williams Partners LP
6.88%, 3/1/2033	15	18	3.35%, 8/15/2022	15	15
EQT Midstream Partners LP			3.90%, 1/15/2025	350	341
4.75%, 7/15/2023	300	300	4.00%, 9/15/2025	595	582
Kinder Morgan Energy Partners LP			5.10%, 9/15/2045	180	178
3.50%, 3/1/2021	750	748	5.25%, 3/15/2020	180	186
3.50%, 9/1/2023	200	194	6.30%, 4/15/2040	343	383
4.15%, 3/1/2022	300	303			$24,742
4.70%, 11/1/2042	200	177	Private Equity - 0.01%
5.00%, 3/1/2043	100	93	Brookfield Asset Management Inc
5.40%, 9/1/2044	400	387	4.00%, 1/15/2025	300	297
6.38%, 3/1/2041	128	137
6.50%, 9/1/2039	112	121	Regional Authority - 0.16%
6.95%, 1/15/2038	112	128	Province of Alberta Canada
7.40%, 3/15/2031	177	207	3.30%, 3/15/2028	150	150
Kinder Morgan Inc/DE			Province of British Columbia Canada
3.05%, 12/1/2019	750	748	2.65%, 9/22/2021	77	76
4.30%, 6/1/2025	55	55	6.50%, 1/15/2026	18	22
5.05%, 2/15/2046	15	14	Province of Manitoba Canada
5.55%, 6/1/2045	50	50	3.05%, 5/14/2024	500	495
MPLX LP			Province of Ontario Canada
3.38%, 3/15/2023	60	59	2.40%, 2/8/2022	500	489
4.13%, 3/1/2027	425	405	2.50%, 9/10/2021	500	492
4.50%, 7/15/2023	30	31	3.20%, 5/16/2024	750	748
4.50%, 4/15/2038	220	203	4.00%, 10/7/2019	277	281
4.70%, 4/15/2048	185	172	4.40%, 4/14/2020	151	155
4.88%, 12/1/2024	30	31	Province of Quebec Canada
4.88%, 6/1/2025	300	308	2.75%, 8/25/2021	231	229
4.90%, 4/15/2058	60	53	3.50%, 7/29/2020	750	761
5.20%, 3/1/2047	330	328	7.50%, 9/15/2029	64	88
ONEOK Inc			Province of Saskatchewan Canada
4.00%, 7/13/2027	300	290	8.50%, 7/15/2022	6	7
4.25%, 2/1/2022	300	305			$3,993
4.95%, 7/13/2047	300	292	REITs - 0.72%
ONEOK Partners LP			Alexandria Real Estate Equities Inc
4.90%, 3/15/2025	500	516	2.75%, 1/15/2020	750	744
5.00%, 9/15/2023	250	260	American Campus Communities Operating
6.13%, 2/1/2041	128	140	Partnership LP
Plains All American Pipeline LP / PAA			3.63%, 11/15/2027	300	281
Finance Corp			American Homes 4 Rent LP
2.85%, 1/31/2023	200	188	4.25%, 2/15/2028	60	57
3.65%, 6/1/2022	128	125	American Tower Corp
4.30%, 1/31/2043	200	165	3.38%, 10/15/2026	1,000	926
4.50%, 12/15/2026	520	509	3.50%, 1/31/2023	530	521
4.65%, 10/15/2025	15	15	3.55%, 7/15/2027	20	19
4.70%, 6/15/2044	500	439
5.75%, 1/15/2020	15	15

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
REITs (continued)			REITs (continued)
American Tower Corp (continued)			UDR Inc
4.70%, 3/15/2022	$278	$287	4.00%, 10/1/2025	$200	$199
AvalonBay Communities Inc			Ventas Realty LP
2.95%, 9/15/2022	100	98	4.00%, 3/1/2028	80	77
3.63%, 10/1/2020	100	101	5.70%, 9/30/2043	300	331
4.20%, 12/15/2023	400	410	Ventas Realty LP / Ventas Capital Corp
Boston Properties LP			4.25%, 3/1/2022	128	131
2.75%, 10/1/2026	550	496	Weingarten Realty Investors
3.85%, 2/1/2023	200	201	3.38%, 10/15/2022	180	178
4.13%, 5/15/2021	77	78	Welltower Inc
5.63%, 11/15/2020	25	26	3.75%, 3/15/2023	200	198
5.88%, 10/15/2019	750	772	6.13%, 4/15/2020	115	120
Brixmor Operating Partnership LP			Weyerhaeuser Co
3.85%, 2/1/2025	300	289	4.70%, 3/15/2021	51	53
CC Holdings GS V LLC / Crown Castle GS			7.38%, 3/15/2032	300	381
III Corp					$17,576
3.85%, 4/15/2023	20	20	Retail - 0.75%
Crown Castle International Corp			AutoZone Inc
3.20%, 9/1/2024	400	378	3.75%, 6/1/2027	250	240
3.70%, 6/15/2026	765	721	4.00%, 11/15/2020	251	255
5.25%, 1/15/2023	30	31	Bed Bath & Beyond Inc
DDR Corp			5.17%, 8/1/2044	300	230
4.63%, 7/15/2022	200	205	Costco Wholesale Corp
Duke Realty LP			1.70%, 12/15/2019	400	394
3.88%, 10/15/2022	100	101	2.15%, 5/18/2021	35	34
ERP Operating LP			2.30%, 5/18/2022	310	301
2.38%, 7/1/2019	400	398	2.75%, 5/18/2024	50	48
3.50%, 3/1/2028	60	58	3.00%, 5/18/2027	150	143
4.63%, 12/15/2021	500	518	Dollar General Corp
4.75%, 7/15/2020	51	52	4.15%, 11/1/2025	500	500
Essex Portfolio LP			Dollar Tree Inc
4.50%, 3/15/2048	300	290	4.20%, 5/15/2028	185	179
Federal Realty Investment Trust			Home Depot Inc/The
4.50%, 12/1/2044	250	254	2.13%, 9/15/2026	250	223
Government Properties Income Trust			2.63%, 6/1/2022	30	29
4.00%, 7/15/2022	400	395	2.70%, 4/1/2023	30	29
HCP Inc			3.50%, 9/15/2056	305	262
3.40%, 2/1/2025	300	284	3.75%, 2/15/2024	380	388
4.20%, 3/1/2024	250	250	3.90%, 6/15/2047	30	29
4.25%, 11/15/2023	225	226	4.20%, 4/1/2043	20	20
5.38%, 2/1/2021	8	8	4.25%, 4/1/2046	15	15
6.75%, 2/1/2041	550	695	4.40%, 3/15/2045	20	20
Highwoods Realty LP			5.88%, 12/16/2036	987	1,198
3.20%, 6/15/2021	350	345	5.95%, 4/1/2041	351	433
Hospitality Properties Trust			Kohl's Corp
5.00%, 8/15/2022	100	103	5.55%, 7/17/2045	250	243
Host Hotels & Resorts LP			Lowe's Cos Inc
6.00%, 10/1/2021	200	212	2.50%, 4/15/2026	550	503
Kimco Realty Corp			3.10%, 5/3/2027	530	501
3.13%, 6/1/2023	200	192	3.12%, 4/15/2022	30	30
3.20%, 5/1/2021	250	248	3.70%, 4/15/2046	40	36
4.13%, 12/1/2046	300	263	3.80%, 11/15/2021	102	104
4.45%, 9/1/2047	300	275	4.05%, 5/3/2047	30	28
Liberty Property LP			4.38%, 9/15/2045	500	498
3.38%, 6/15/2023	300	294	4.63%, 4/15/2020	77	79
Mid-America Apartments LP			Macy's Retail Holdings Inc
4.00%, 11/15/2025	500	496	2.88%, 2/15/2023	305	287
Omega Healthcare Investors Inc			3.45%, 1/15/2021	500	498
4.50%, 1/15/2025	300	293	6.90%, 4/1/2029	125	134
4.95%, 4/1/2024	750	761	McDonald's Corp
Realty Income Corp			2.75%, 12/9/2020	20	20
4.65%, 8/1/2023	250	258	3.38%, 5/26/2025	500	491
Senior Housing Properties Trust			3.50%, 7/15/2020	151	152
4.75%, 2/15/2028	60	58	3.70%, 2/15/2042	128	114
Simon Property Group LP			4.70%, 12/9/2035	25	26
3.25%, 11/30/2026	500	475	4.88%, 7/15/2040	9	9
3.38%, 10/1/2024	300	293	4.88%, 12/9/2045	250	263
3.75%, 2/1/2024	500	498	6.30%, 10/15/2037	262	321
4.13%, 12/1/2021	200	204	Nordstrom Inc
4.25%, 11/30/2046	130	126	4.75%, 5/1/2020	36	37
6.75%, 2/1/2040	25	32
SL Green Operating Partnership LP
3.25%, 10/15/2022	300	292

See accompanying notes.

     Schedule of Investments Bond Market Index Account June 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Retail (continued)			Semiconductors (continued)
O'Reilly Automotive Inc			QUALCOMM Inc (continued)
3.85%, 6/15/2023	$300	$302	2.90%, 5/20/2024	$20	$19
4.35%, 6/1/2028	300	298	3.00%, 5/20/2022	30	29
QVC Inc			3.25%, 5/20/2027	320	298
4.38%, 3/15/2023	250	247	3.45%, 5/20/2025	300	289
Starbucks Corp			4.65%, 5/20/2035	115	116
3.85%, 10/1/2023	530	536	4.80%, 5/20/2045	175	175
Target Corp			Texas Instruments Inc
2.50%, 4/15/2026	1,500	1,378	1.65%, 8/3/2019	200	198
2.90%, 1/15/2022	25	25	2.75%, 3/12/2021	400	399
3.50%, 7/1/2024	30	30	4.15%, 5/15/2048	455	462
3.63%, 4/15/2046	35	31			$10,741
TJX Cos Inc/The			Software - 0.64%
2.50%, 5/15/2023	500	482	Adobe Systems Inc
Walgreens Boots Alliance Inc			4.75%, 2/1/2020	51	52
2.70%, 11/18/2019	300	299	CA Inc
3.45%, 6/1/2026	420	392	3.60%, 8/15/2022	300	297
3.80%, 11/18/2024	300	296	Fidelity National Information Services Inc
4.80%, 11/18/2044	355	334	3.00%, 8/15/2026	40	37
Walmart Inc			3.50%, 4/15/2023	30	30
1.75%, 10/9/2019	500	495	3.63%, 10/15/2020	340	342
2.35%, 12/15/2022	500	483	4.75%, 5/15/2048	300	290
2.65%, 12/15/2024	500	480	5.00%, 10/15/2025	242	254
3.25%, 10/25/2020	71	72	Fiserv Inc
3.40%, 6/26/2023	530	534	3.50%, 10/1/2022	600	591
3.63%, 7/8/2020	81	82	Microsoft Corp
3.63%, 12/15/2047	120	112	1.55%, 8/8/2021	670	642
3.70%, 6/26/2028	390	393	2.00%, 11/3/2020	210	207
3.95%, 6/28/2038	185	185	2.38%, 2/12/2022	380	372
4.05%, 6/29/2048	365	368	2.38%, 5/1/2023	25	24
5.63%, 4/1/2040	38	46	2.40%, 2/6/2022	690	675
5.63%, 4/15/2041	280	341	2.40%, 8/8/2026	55	51
7.55%, 2/15/2030	628	855	2.65%, 11/3/2022	55	54
		$18,440	2.70%, 2/12/2025	30	29
Semiconductors - 0.44%			2.88%, 2/6/2024	40	39
Analog Devices Inc			3.00%, 10/1/2020	600	604
2.50%, 12/5/2021	750	727	3.13%, 11/3/2025	700	688
2.95%, 1/12/2021	300	298	3.30%, 2/6/2027	920	906
Applied Materials Inc			3.45%, 8/8/2036	750	718
3.30%, 4/1/2027	35	34	3.63%, 12/15/2023	30	31
3.90%, 10/1/2025	500	510	3.70%, 8/8/2046	45	44
4.35%, 4/1/2047	40	40	3.95%, 8/8/2056	750	733
5.10%, 10/1/2035	250	274	4.00%, 2/12/2055	850	843
Broadcom Corp / Broadcom Cayman Finance			4.10%, 2/6/2037	180	188
Ltd			4.20%, 11/3/2035	430	452
3.00%, 1/15/2022	550	535	4.25%, 2/6/2047	50	53
3.63%, 1/15/2024	75	73	4.50%, 2/6/2057	625	678
3.88%, 1/15/2027	660	624	5.30%, 2/8/2041	77	92
Intel Corp			Oracle Corp
2.35%, 5/11/2022	5	5	1.90%, 9/15/2021	780	743
2.45%, 7/29/2020	500	497	2.40%, 9/15/2023	30	28
2.60%, 5/19/2026	530	494	2.50%, 5/15/2022	30	29
2.70%, 12/15/2022	25	24	2.50%, 10/15/2022	1,570	1,522
3.15%, 5/11/2027	540	523	2.63%, 2/15/2023	390	378
3.30%, 10/1/2021	207	209	2.80%, 7/8/2021	80	79
3.70%, 7/29/2025	530	533	3.80%, 11/15/2037	250	236
3.73%, 12/8/2047	240	226	3.88%, 7/15/2020	77	79
4.00%, 12/15/2032	200	205	4.00%, 7/15/2046	780	736
4.10%, 5/11/2047	300	299	4.30%, 7/8/2034	1,015	1,035
4.25%, 12/15/2042	200	207	4.38%, 5/15/2055	610	596
4.80%, 10/1/2041	77	84	5.00%, 7/8/2019	48	49
4.90%, 7/29/2045	25	28			$15,526
KLA-Tencor Corp			Sovereign - 1.33%
4.65%, 11/1/2024	500	517	Chile Government International Bond
Lam Research Corp			3.13%, 3/27/2025	250	241
2.75%, 3/15/2020	300	298	3.25%, 9/14/2021	180	180
Marvell Technology Group Ltd			3.88%, 8/5/2020	500	509
4.88%, 6/22/2028	300	298	Colombia Government International Bond
NVIDIA Corp			2.63%, 3/15/2023	500	475
2.20%, 9/16/2021	500	486	4.38%, 7/12/2021	100	102
QUALCOMM Inc			4.50%, 1/28/2026	200	203
2.25%, 5/20/2020	370	364
2.60%, 1/30/2023	360	344

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Sovereign (continued)			Sovereign (continued)
Colombia Government International			Republic of Poland Government International
Bond (continued)			Bond
5.63%, 2/26/2044	$1,000	$1,062	4.00%, 1/22/2024	$1,000	$1,015
6.13%, 1/18/2041	200	224	5.00%, 3/23/2022	528	556
8.13%, 5/21/2024	201	241	5.13%, 4/21/2021	51	54
11.75%, 2/25/2020	180	204	Svensk Exportkredit AB
10.38%, 1/28/2033	100	152	2.88%, 5/22/2021	400	400
Export Development Canada			Tennessee Valley Authority
1.63%, 1/17/2020	400	394	2.88%, 2/1/2027	250	244
1.75%, 8/19/2019	400	397	3.50%, 12/15/2042	400	400
Export-Import Bank of Korea			3.88%, 2/15/2021	500	515
1.50%, 10/21/2019	500	490	4.25%, 9/15/2065	200	227
2.25%, 1/21/2020	300	295	5.25%, 9/15/2039	251	317
3.00%, 11/1/2022	500	486	5.38%, 4/1/2056	154	207
3.25%, 11/10/2025	500	479	6.75%, 11/1/2025	102	126
3.25%, 8/12/2026	500	477	Uruguay Government International Bond
5.00%, 4/11/2022	200	209	4.13%, 11/20/2045	100	89
Hungary Government International Bond			4.38%, 10/27/2027	940	952
7.63%, 3/29/2041	500	682	4.98%, 4/20/2055	210	204
Indonesia Government International Bond			5.10%, 6/18/2050	500	491
3.50%, 1/11/2028	200	185	8.00%, 11/18/2022	1,015	1,148
Israel Government AID Bond					$32,547
5.50%, 9/18/2023	25	28	Supranational Bank - 1.52%
5.50%, 4/26/2024	125	142	African Development Bank
5.50%, 9/18/2033	12	15	1.88%, 3/16/2020	500	493
Israel Government International Bond			2.38%, 9/23/2021	400	394
3.25%, 1/17/2028	300	290	Asian Development Bank
4.00%, 6/30/2022	500	513	1.50%, 1/22/2020	300	295
4.13%, 1/17/2048	300	283	1.75%, 1/10/2020	1,400	1,382
Japan Bank for International Cooperation			1.75%, 6/8/2021	500	485
2.13%, 6/1/2020	500	492	1.75%, 9/13/2022	465	444
2.38%, 4/20/2026	300	283	1.75%, 8/14/2026	500	455
2.50%, 6/1/2022	500	488	1.88%, 2/18/2022	1,250	1,208
3.00%, 5/29/2024	1,000	987	2.13%, 11/24/2021	750	733
3.38%, 7/31/2023	1,000	1,008	2.13%, 3/19/2025	300	284
Korea International Bond			2.25%, 1/20/2021	500	494
3.88%, 9/11/2023	250	255	2.75%, 3/17/2023	400	398
Mexico Government International Bond			2.75%, 1/19/2028	300	293
3.50%, 1/21/2021	1,000	999	5.82%, 6/16/2028	15	18
3.60%, 1/30/2025	210	203	6.38%, 10/1/2028	51	64
3.63%, 3/15/2022	300	300	Corp Andina de Fomento
3.75%, 1/11/2028	500	473	2.20%, 7/18/2020	1,000	981
4.60%, 1/23/2046	1,170	1,076	4.38%, 6/15/2022	22	23
4.60%, 2/10/2048	700	644	Council Of Europe Development Bank
4.75%, 3/8/2044	506	470	1.63%, 3/10/2020	300	295
5.55%, 1/21/2045	300	314	1.75%, 11/14/2019	500	494
6.05%, 1/11/2040	464	512	European Bank for Reconstruction &
8.30%, 8/15/2031	738	1,056	Development
Panama Government International Bond			0.88%, 7/22/2019	500	491
3.88%, 3/17/2028	500	491	1.13%, 8/24/2020	500	484
4.50%, 4/16/2050	200	192	1.88%, 2/23/2022	250	241
5.20%, 1/30/2020	1,154	1,193	European Investment Bank
6.70%, 1/26/2036	224	274	1.13%, 8/15/2019	500	492
8.88%, 9/30/2027	77	103	1.38%, 9/15/2021	1,350	1,290
Peruvian Government International Bond			1.63%, 3/16/2020	900	885
5.63%, 11/18/2050	528	613	2.00%, 3/15/2021	1,775	1,738
6.55%, 3/14/2037	126	157	2.25%, 3/15/2022	400	391
7.35%, 7/21/2025	180	220	2.25%, 8/15/2022	1,000	974
8.75%, 11/21/2033	192	282	2.38%, 5/24/2027	300	285
Philippine Government International Bond			2.50%, 4/15/2021	1,500	1,486
3.00%, 2/1/2028	300	277	2.50%, 3/15/2023	600	589
3.70%, 2/2/2042	230	212	3.25%, 1/29/2024	1,000	1,012
3.95%, 1/20/2040	300	287	4.88%, 2/15/2036	25	31
5.00%, 1/13/2037	300	320	FMS Wertmanagement
6.38%, 10/23/2034	210	256	1.00%, 8/16/2019	750	737
6.50%, 1/20/2020	200	210	1.75%, 1/24/2020	500	493
9.50%, 2/2/2030	400	583	1.75%, 3/17/2020	300	295
10.63%, 3/16/2025	400	557	Inter-American Development Bank
Republic of Italy Government International			1.63%, 5/12/2020	800	787
Bond			1.75%, 10/15/2019	500	495
5.38%, 6/15/2033	64	69	1.75%, 4/14/2022	1,000	963
6.88%, 9/27/2023	712	788	1.88%, 3/15/2021	500	489
			2.13%, 11/9/2020	250	247

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Supranational Bank (continued)			Telecommunications (continued)
Inter-American Development			Juniper Networks Inc
Bank (continued)			4.60%, 3/15/2021	$500	$508
2.13%, 1/18/2022	$340	$333	Motorola Solutions Inc
2.50%, 1/18/2023	450	443	4.00%, 9/1/2024	500	485
3.00%, 2/21/2024	250	250	Orange SA
3.88%, 9/17/2019	577	586	4.13%, 9/14/2021	128	131
3.88%, 2/14/2020	477	487	5.38%, 1/13/2042	102	111
International Bank for Reconstruction &			9.00%, 3/1/2031	815	1,118
Development			Rogers Communications Inc
0.88%, 8/15/2019	1,500	1,473	3.00%, 3/15/2023	400	391
1.25%, 7/26/2019	750	740	4.30%, 2/15/2048	95	91
1.38%, 5/24/2021	345	332	5.00%, 3/15/2044	500	519
1.38%, 9/20/2021	500	478	Telefonica Emisiones SAU
1.63%, 2/10/2022	1,000	958	5.13%, 4/27/2020	918	947
1.88%, 10/7/2022	1,260	1,210	5.21%, 3/8/2047	530	511
2.13%, 11/1/2020	750	741	7.05%, 6/20/2036	295	355
2.25%, 6/24/2021	500	492	TELUS Corp
2.50%, 7/29/2025	1,700	1,649	4.60%, 11/16/2048	300	293
2.50%, 11/22/2027	500	479	Verizon Communications Inc
7.63%, 1/19/2023	12	14	1.75%, 8/15/2021	1,000	956
International Finance Corp			2.45%, 11/1/2022	130	124
1.13%, 7/20/2021	1,500	1,426	2.63%, 8/15/2026	25	22
2.25%, 1/25/2021	500	494	2.95%, 3/15/2022	1,746	1,714
Nordic Investment Bank			3.00%, 11/1/2021	60	59
2.25%, 2/1/2021	500	494	3.13%, 3/16/2022	260	256
		$37,207	3.38%, 2/15/2025	40	38
Telecommunications - 1.35%			3.50%, 11/1/2021	30	30
America Movil SAB de CV			3.85%, 11/1/2042	25	21
3.13%, 7/16/2022	1,100	1,081	4.13%, 3/16/2027	500	495
6.13%, 3/30/2040	102	119	4.27%, 1/15/2036	1,000	923
6.38%, 3/1/2035	200	236	4.33%, 9/21/2028(c)	500	496
AT&T Inc			4.40%, 11/1/2034	750	700
2.45%, 6/30/2020	1,200	1,182	4.50%, 8/10/2033	360	349
2.63%, 12/1/2022	630	597	4.52%, 9/15/2048	60	55
3.00%, 6/30/2022	200	194	4.60%, 4/1/2021	77	80
3.40%, 5/15/2025	200	188	4.67%, 3/15/2055	950	844
3.80%, 3/1/2024	25	25	4.81%, 3/15/2039	25	24
4.10%, 2/15/2028(c)	81	77	4.86%, 8/21/2046	2,140	2,045
4.13%, 2/17/2026	30	29	5.01%, 4/15/2049	540	526
4.25%, 3/1/2027	530	519	5.01%, 8/21/2054	50	47
4.30%, 2/15/2030(c)	1,101	1,039	5.15%, 9/15/2023	615	654
4.30%, 12/15/2042	221	188	5.50%, 3/16/2047	25	26
4.35%, 6/15/2045	1,005	851	Vodafone Group PLC
4.50%, 5/15/2035	1,225	1,133	2.95%, 2/19/2023	200	193
4.50%, 3/9/2048	572	493	3.75%, 1/16/2024	300	297
4.55%, 3/9/2049	247	214	4.13%, 5/30/2025	300	299
4.60%, 2/15/2021	171	175	4.38%, 5/30/2028	760	751
4.75%, 5/15/2046	230	205	5.00%, 5/30/2038	420	414
5.15%, 3/15/2042	30	28	5.25%, 5/30/2048	365	364
5.15%, 11/15/2046 (c)	20	19	6.15%, 2/27/2037	201	221
5.25%, 3/1/2037	450	443	6.25%, 11/30/2032	500	561
5.35%, 9/1/2040	30	29			$33,097
5.45%, 3/1/2047	30	29	Toys, Games & Hobbies - 0.01%
5.65%, 2/15/2047	15	15	Hasbro Inc
5.70%, 3/1/2057	530	527	3.15%, 5/15/2021	250	248
5.88%, 10/1/2019	56	58	6.35%, 3/15/2040	25	27
6.00%, 8/15/2040	663	691			$275
British Telecommunications PLC			Transportation - 0.51%
9.62%, 12/15/2030	77	110	Burlington Northern Santa Fe LLC
Cisco Systems Inc			3.00%, 4/1/2025	500	479
1.85%, 9/20/2021	350	334	4.13%, 6/15/2047	30	29
2.20%, 2/28/2021	565	554	4.15%, 4/1/2045	500	488
2.20%, 9/20/2023	30	28	4.45%, 3/15/2043	20	20
2.50%, 9/20/2026	30	28	4.55%, 9/1/2044	15	16
2.95%, 2/28/2026	500	480	4.70%, 10/1/2019	783	801
3.63%, 3/4/2024	30	30	5.15%, 9/1/2043	350	388
4.45%, 1/15/2020	102	105	6.20%, 8/15/2036	500	613
5.90%, 2/15/2039	680	841	Canadian National Railway Co
Deutsche Telekom International Finance BV			3.20%, 8/2/2046	400	344
6.00%, 7/8/2019	300	309	3.65%, 2/3/2048	75	70
8.75%, 6/15/2030	641	850	Canadian Pacific Railway Co
			4.00%, 6/1/2028	300	303

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
Transportation (continued)			California (continued)
Canadian Pacific Railway Co (continued)			Santa Clara Valley Transportation Authority
4.45%, 3/15/2023	$128	$133	5.88%, 4/1/2032	$25	$29
4.80%, 9/15/2035	500	535	State of California
CSX Corp			3.50%, 4/1/2028	165	164
2.60%, 11/1/2026	300	271	7.30%, 10/1/2039	375	531
3.25%, 6/1/2027	40	38	7.35%, 11/1/2039	500	712
3.35%, 11/1/2025	500	482	7.60%, 11/1/2040	180	271
3.70%, 11/1/2023	500	502	7.63%, 3/1/2040	280	413
3.80%, 3/1/2028	100	97	7.95%, 3/1/2036	500	539
3.80%, 11/1/2046	30	27	University of California
4.25%, 11/1/2066	400	346	5.77%, 5/15/2043	200	247
4.30%, 3/1/2048	105	100			$5,576
4.75%, 5/30/2042	277	282	Connecticut - 0.05%
FedEx Corp			State of Connecticut
2.63%, 8/1/2022	100	97	5.85%, 3/15/2032	1,025	1,183
3.25%, 4/1/2026	400	383
3.88%, 8/1/2042	100	89	District of Columbia - 0.02%
4.40%, 1/15/2047	55	52	District of Columbia Water & Sewer
4.55%, 4/1/2046	400	388	Authority
4.75%, 11/15/2045	525	523	4.81%, 10/1/2114	450	496
Kansas City Southern
4.70%, 5/1/2048	300	291	Florida - 0.05%
Norfolk Southern Corp			State Board of Administration Finance Corp
3.25%, 12/1/2021	251	250	3.00%, 7/1/2020	1,305	1,309
3.85%, 1/15/2024	200	202
3.94%, 11/1/2047	398	369	Georgia - 0.02%
4.84%, 10/1/2041	100	104	Municipal Electric Authority of Georgia
Ryder System Inc			6.64%, 4/1/2057	151	191
2.45%, 9/3/2019	350	348	7.06%, 4/1/2057	200	241
Union Pacific Corp					$432
3.80%, 10/1/2051	577	508	Illinois - 0.06%
3.95%, 9/10/2028	210	211	Chicago Transit Authority
4.15%, 1/15/2045	350	337	6.20%, 12/1/2040	70	87
4.16%, 7/15/2022	256	264	6.90%, 12/1/2040	200	260
4.80%, 9/10/2058	225	233	City of Chicago IL
United Parcel Service Inc			6.31%, 1/1/2044	250	255
2.45%, 10/1/2022	10	10	County of Cook IL
3.13%, 1/15/2021	1,128	1,134	6.23%, 11/15/2034	102	127
3.75%, 11/15/2047	140	129	State of Illinois
4.88%, 11/15/2040	25	28	4.95%, 6/1/2023	30	30
6.20%, 1/15/2038	23	29	5.10%, 6/1/2033	735	696
		$12,343	7.35%, 7/1/2035	70	78
Water - 0.01%					$1,533
American Water Capital Corp			Kansas - 0.01%
3.75%, 9/1/2047	180	166	State of Kansas Department of
6.59%, 10/15/2037	5	7	Transportation
		$173	4.60%, 9/1/2035	115	126
TOTAL BONDS		$802,223
	Principal		Massachusetts - 0.01%
MUNICIPAL BONDS - 0.76%	Amount (000's)	Value (000's)	Commonwealth of Massachusetts
California - 0.23%			4.20%, 12/1/2021	300	309
Bay Area Toll Authority
6.26%, 4/1/2049	$300	$417	Nevada - 0.00%
6.92%, 4/1/2040	120	165	County of Clark Department of Aviation
East Bay Municipal Utility District Water			6.82%, 7/1/2045	25	36
System Revenue			6.88%, 7/1/2042	70	73
5.87%, 6/1/2040	60	76			$109
Los Angeles Department of Water & Power			New Jersey - 0.09%
Power System Revenue			New Jersey Economic Development
6.57%, 7/1/2045	150	212	Authority (credit support from AGM)
Los Angeles Unified School District/CA			0.00%, 2/15/2023(e),(h)	51	43
5.75%, 7/1/2034	80	97	New Jersey Economic Development
5.76%, 7/1/2029	50	59	Authority (credit support from NATL)
6.76%, 7/1/2034	530	701	7.43%, 2/15/2029(h)	1,000	1,217
Regents of the University of California			New Jersey Transportation Trust Fund
Medical Center Pooled Revenue			Authority
6.55%, 5/15/2048	250	336	5.75%, 12/15/2028	190	211
San Diego County Water Authority Financing			6.56%, 12/15/2040	210	261
Corp			New Jersey Turnpike Authority
6.14%, 5/1/2049	460	607	7.10%, 1/1/2041	147	207

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2018 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
New Jersey (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
Rutgers The State University of New			2.00%, 10/1/2031	$128	$121
Jersey (credit support from GO OF UNIV)			2.00%, 3/1/2032	342	324
5.67%, 5/1/2040 (h)	$130	$155	2.50%, 8/1/2027	108	106
		$2,094	2.50%, 8/1/2027	108	105
New York - 0.07%			2.50%, 10/1/2027	192	187
City of New York NY			2.50%, 3/1/2028	448	439
5.52%, 10/1/2037	25	30	2.50%, 4/1/2028	33	32
Metropolitan Transportation Authority			2.50%, 4/1/2028	93	91
6.81%, 11/15/2040	135	181	2.50%, 6/1/2028	119	116
New York City Transitional Finance Authority			2.50%, 6/1/2028	105	103
Future Tax Secured Revenue			2.50%, 6/1/2028	232	227
5.51%, 8/1/2037	250	296	2.50%, 6/1/2028	587	574
New York City Water & Sewer System			2.50%, 7/1/2028	398	389
5.72%, 6/15/2042	270	343	2.50%, 10/1/2028	209	204
5.95%, 6/15/2042	125	163	2.50%, 10/1/2028	201	196
New York State Dormitory Authority			2.50%, 10/1/2029	524	511
5.60%, 3/15/2040	100	122	2.50%, 12/1/2029	633	616
Port Authority of New York & New Jersey			2.50%, 9/1/2030	1,035	1,007
4.46%, 10/1/2062	100	106	2.50%, 1/1/2031	91	89
4.96%, 8/1/2046	300	355	2.50%, 1/1/2031	1,093	1,063
Port Authority of New York & New			2.50%, 1/1/2031	159	155
Jersey (credit support from GO OF AUTH)			2.50%, 2/1/2031	119	116
6.04%, 12/1/2029(h)	50	60	2.50%, 3/1/2031	353	343
		$1,656	2.50%, 4/1/2031	939	913
Ohio - 0.01%			2.50%, 12/1/2031	337	328
American Municipal Power Inc			2.50%, 12/1/2031	381	370
6.27%, 2/15/2050	69	88	2.50%, 1/1/2032	468	455
Ohio State University/The			2.50%, 2/1/2032	416	405
4.91%, 6/1/2040	125	143	2.50%, 3/1/2032	545	530
		$231	2.50%, 11/1/2032	39	38
Pennsylvania - 0.02%			2.50%, 11/1/2032	1,100	1,070
State Public School Building Authority			2.50%, 2/1/2033	314	305
5.00%, 9/15/2027	500	543	2.50%, 3/1/2033	972	945
			2.50%, 3/1/2033	447	435
Texas - 0.09%			2.50%, 4/1/2033	400	389
City of San Antonio TX Electric & Gas			2.50%, 5/1/2033	198	192
			2.50%, 7/1/2033(i)	300	291
Systems Revenue
5.81%, 2/1/2041	135	169	2.50%, 11/1/2036	221	210
Dallas Area Rapid Transit			2.50%, 2/1/2043	204	191
5.02%, 12/1/2048	50	59	2.50%, 3/1/2043	158	148
Dallas Convention Center Hotel Development			2.50%, 7/1/2045	179	167
Corp			2.50%, 11/1/2046	92	86
7.09%, 1/1/2042	70	93	2.50%, 1/1/2047	94	88
Dallas County Hospital District			2.50%, 2/1/2047	44	41
5.62%, 8/15/2044	83	103	3.00%, 4/1/2021	93	92
Dallas Independent School District (credit			3.00%, 1/1/2026	67	67
support from PSF-GTD)			3.00%, 1/1/2027	202	202
6.45%, 2/15/2035(h)	50	54	3.00%, 2/1/2027	126	126
Grand Parkway Transportation Corp			3.00%, 2/1/2027	180	180
5.18%, 10/1/2042	300	353	3.00%, 2/1/2027	77	77
State of Texas			3.00%, 3/1/2027	155	155
4.68%, 4/1/2040	100	114	3.00%, 3/1/2027	32	32
5.52%, 4/1/2039	405	512	3.00%, 5/1/2027	137	137
Texas Transportation Commission State			3.00%, 6/1/2027	123	123
Highway Fund			3.00%, 9/1/2028	64	64
5.18%, 4/1/2030	625	713	3.00%, 10/1/2028	457	457
		$2,170	3.00%, 7/1/2029	560	559
Utah - 0.01%			3.00%, 7/1/2029	602	601
State of Utah			3.00%, 7/1/2029	323	323
3.54%, 7/1/2025	300	304	3.00%, 8/1/2029	247	246
			3.00%, 9/1/2029	95	94
Wisconsin - 0.02%			3.00%, 10/1/2029	147	147
State of Wisconsin (credit support from			3.00%, 11/1/2029	248	247
AGM)			3.00%, 11/1/2029	153	152
5.70%, 5/1/2026 (h)	400	445	3.00%, 12/1/2029	51	51
			3.00%, 7/1/2030	549	546
TOTAL MUNICIPAL BONDS		$18,516	3.00%, 9/1/2030	738	734
			3.00%, 11/1/2030	204	204
U.S. GOVERNMENT & GOVERNMENT	Principal		3.00%, 11/1/2030	126	125
AGENCY OBLIGATIONS - 65.75%	Amount (000's)	Value (000's)	3.00%, 11/1/2030	378	376
Federal Home Loan Mortgage Corporation (FHLMC) - 7.77%			3.00%, 1/1/2031	265	264
2.00%, 9/1/2028	$154	$148	3.00%, 2/1/2031	274	272
2.00%, 8/1/2029	744	711

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 4/1/2031	$322	$321	3.00%, 1/1/2047	$28	$27
3.00%, 2/1/2032	100	99	3.00%, 1/1/2047	2,064	1,999
3.00%, 5/1/2032	165	164	3.00%, 3/1/2047	1,867	1,809
3.00%, 12/1/2032	947	940	3.00%, 7/1/2048(i)	4,325	4,186
3.00%, 1/1/2033	950	944	3.50%, 1/1/2019	3	3
3.00%, 2/1/2033	792	786	3.50%, 4/1/2021	103	104
3.00%, 4/1/2033	276	275	3.50%, 10/1/2023	62	63
3.00%, 4/1/2033	263	262	3.50%, 10/1/2025	11	11
3.00%, 6/1/2033	168	168	3.50%, 10/1/2025	8	8
3.00%, 7/1/2033 (i)	1,825	1,812	3.50%, 10/1/2025	176	178
3.00%, 9/1/2033	240	239	3.50%, 11/1/2025	9	9
3.00%, 9/1/2033	233	232	3.50%, 11/1/2025	21	21
3.00%, 12/1/2034	86	85	3.50%, 11/1/2025	254	257
3.00%, 1/1/2035	57	56	3.50%, 11/1/2025	3	3
3.00%, 2/1/2035	80	79	3.50%, 11/1/2025	26	26
3.00%, 5/1/2035	688	680	3.50%, 11/1/2025	5	5
3.00%, 2/1/2036	152	149	3.50%, 12/1/2025	20	20
3.00%, 9/1/2036	125	123	3.50%, 12/1/2025	8	8
3.00%, 11/1/2036	351	346	3.50%, 1/1/2026	15	15
3.00%, 2/1/2037	178	175	3.50%, 1/1/2026	375	380
3.00%, 4/1/2037	225	222	3.50%, 2/1/2026	12	12
3.00%, 6/1/2037	293	288	3.50%, 4/1/2026	35	35
3.00%, 7/1/2037	461	454	3.50%, 5/1/2026	51	52
3.00%, 9/1/2037	94	93	3.50%, 6/1/2026	10	10
3.00%, 1/1/2043	566	553	3.50%, 6/1/2026	5	5
3.00%, 1/1/2043	238	232	3.50%, 7/1/2026	31	32
3.00%, 1/1/2043	395	386	3.50%, 7/1/2026	5	5
3.00%, 2/1/2043	1,581	1,544	3.50%, 7/1/2026	21	21
3.00%, 3/1/2043	997	974	3.50%, 8/1/2026	71	71
3.00%, 4/1/2043	356	348	3.50%, 8/1/2026	20	21
3.00%, 5/1/2043	366	358	3.50%, 9/1/2026	28	28
3.00%, 6/1/2043	209	204	3.50%, 10/1/2026	17	17
3.00%, 6/1/2043	684	668	3.50%, 12/1/2026	263	267
3.00%, 7/1/2043	63	62	3.50%, 1/1/2027	31	32
3.00%, 7/1/2043	564	550	3.50%, 12/1/2028	72	73
3.00%, 7/1/2043	1,125	1,098	3.50%, 1/1/2029	208	211
3.00%, 7/1/2043	612	598	3.50%, 3/1/2029	38	39
3.00%, 8/1/2043	222	216	3.50%, 6/1/2029	245	248
3.00%, 8/1/2043	285	278	3.50%, 7/1/2029	95	97
3.00%, 8/1/2043	32	31	3.50%, 8/1/2029	63	63
3.00%, 8/1/2043	129	126	3.50%, 9/1/2029	59	60
3.00%, 8/1/2043	336	328	3.50%, 1/1/2030	32	32
3.00%, 8/1/2043	1,886	1,841	3.50%, 8/1/2030(i)	300	303
3.00%, 8/1/2043	285	278	3.50%, 1/1/2032	137	139
3.00%, 9/1/2043	295	288	3.50%, 2/1/2032	85	86
3.00%, 9/1/2043	91	89	3.50%, 3/1/2032	106	107
3.00%, 9/1/2043	407	397	3.50%, 4/1/2032	98	100
3.00%, 9/1/2043	675	659	3.50%, 8/1/2032	84	85
3.00%, 10/1/2043	571	557	3.50%, 7/1/2033(i)	500	506
3.00%, 10/1/2043	174	170	3.50%, 1/1/2034	94	95
3.00%, 3/1/2045	891	867	3.50%, 1/1/2035	194	196
3.00%, 4/1/2045	290	282	3.50%, 2/1/2035	176	178
3.00%, 6/1/2045	1,009	981	3.50%, 7/1/2035	206	209
3.00%, 7/1/2045	575	560	3.50%, 9/1/2035	445	450
3.00%, 7/1/2045	1,357	1,318	3.50%, 6/1/2037	314	318
3.00%, 8/1/2045	356	346	3.50%, 2/1/2041	35	35
3.00%, 8/1/2045	294	285	3.50%, 5/1/2041	388	389
3.00%, 8/1/2045	1,121	1,089	3.50%, 10/1/2041	36	36
3.00%, 12/1/2045	1,668	1,618	3.50%, 11/1/2041	38	38
3.00%, 3/1/2046	779	756	3.50%, 1/1/2042	88	89
3.00%, 3/1/2046	317	308	3.50%, 2/1/2042	531	532
3.00%, 4/1/2046	1,126	1,092	3.50%, 2/1/2042	33	33
3.00%, 4/1/2046	126	122	3.50%, 3/1/2042	12	12
3.00%, 5/1/2046	251	243	3.50%, 3/1/2042	46	47
3.00%, 7/1/2046	68	65	3.50%, 4/1/2042	30	30
3.00%, 9/1/2046	1,219	1,182	3.50%, 4/1/2042	131	131
3.00%, 10/1/2046	1,002	972	3.50%, 4/1/2042	94	94
3.00%, 11/1/2046	1,039	1,007	3.50%, 4/1/2042	105	105
3.00%, 11/1/2046	179	173	3.50%, 4/1/2042	138	138
3.00%, 11/1/2046	1,333	1,292	3.50%, 6/1/2042	87	87
3.00%, 11/1/2046	1,823	1,767	3.50%, 6/1/2042	316	317
3.00%, 12/1/2046	1,275	1,236	3.50%, 6/1/2042	83	83
3.00%, 12/1/2046	1,571	1,523

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 7/1/2042	$446	$447	4.00%, 12/1/2039	$15	$15
3.50%, 7/1/2042	536	538	4.00%, 12/1/2039	22	23
3.50%, 8/1/2042	525	527	4.00%, 1/1/2040	23	23
3.50%, 8/1/2042	228	229	4.00%, 3/1/2040	11	12
3.50%, 8/1/2042	114	114	4.00%, 9/1/2040	5	5
3.50%, 2/1/2043	524	526	4.00%, 9/1/2040	30	31
3.50%, 8/1/2043	46	46	4.00%, 10/1/2040	23	24
3.50%, 2/1/2044	662	663	4.00%, 10/1/2040	51	53
3.50%, 6/1/2044	900	902	4.00%, 12/1/2040	46	47
3.50%, 8/1/2044	572	573	4.00%, 12/1/2040	78	80
3.50%, 9/1/2044	490	491	4.00%, 12/1/2040	42	43
3.50%, 2/1/2045	539	539	4.00%, 12/1/2040	38	39
3.50%, 3/1/2045	768	767	4.00%, 12/1/2040	29	30
3.50%, 6/1/2045	852	851	4.00%, 2/1/2041	66	68
3.50%, 7/1/2045	1,466	1,464	4.00%, 2/1/2041	94	96
3.50%, 9/1/2045	39	39	4.00%, 2/1/2041	290	298
3.50%, 9/1/2045	836	835	4.00%, 4/1/2041	35	36
3.50%, 10/1/2045	932	931	4.00%, 7/1/2041	27	27
3.50%, 11/1/2045	988	987	4.00%, 8/1/2041	59	61
3.50%, 12/1/2045	812	811	4.00%, 8/1/2041	24	25
3.50%, 12/1/2045	1,193	1,192	4.00%, 10/1/2041	79	81
3.50%, 12/1/2045	143	143	4.00%, 10/1/2041	86	89
3.50%, 1/1/2046	425	425	4.00%, 10/1/2041	37	38
3.50%, 1/1/2046	171	171	4.00%, 10/1/2041	30	31
3.50%, 3/1/2046	4,034	4,028	4.00%, 10/1/2041	10	10
3.50%, 3/1/2046	781	780	4.00%, 11/1/2041	56	58
3.50%, 3/1/2046	321	320	4.00%, 11/1/2041	100	103
3.50%, 4/1/2046	979	977	4.00%, 11/1/2041	167	171
3.50%, 5/1/2046	1,080	1,078	4.00%, 3/1/2042	94	96
3.50%, 6/1/2046	1,215	1,212	4.00%, 6/1/2042	178	183
3.50%, 8/1/2046	831	828	4.00%, 6/1/2042	145	149
3.50%, 4/1/2047	1,443	1,438	4.00%, 8/1/2043	842	865
3.50%, 8/1/2047	1,404	1,398	4.00%, 11/1/2043	16	16
3.50%, 11/1/2047	1,325	1,319	4.00%, 1/1/2044	184	188
3.50%, 6/1/2048	500	498	4.00%, 2/1/2044	232	237
3.50%, 6/1/2048	500	498	4.00%, 2/1/2044	472	484
3.50%, 7/1/2048 (i)	24,100	23,973	4.00%, 2/1/2044	69	71
4.00%, 10/1/2018	2	2	4.00%, 3/1/2044	140	143
4.00%, 4/1/2019	2	2	4.00%, 4/1/2044	614	628
4.00%, 10/1/2020	13	13	4.00%, 5/1/2044	162	166
4.00%, 5/1/2024	26	27	4.00%, 5/1/2044	68	70
4.00%, 5/1/2024	55	57	4.00%, 7/1/2044	402	412
4.00%, 12/1/2024	9	9	4.00%, 7/1/2044	492	503
4.00%, 1/1/2025	16	17	4.00%, 7/1/2044	94	96
4.00%, 2/1/2025	9	9	4.00%, 10/1/2044	433	443
4.00%, 3/1/2025	5	5	4.00%, 11/1/2044	776	795
4.00%, 3/1/2025	13	13	4.00%, 12/1/2044	15	15
4.00%, 4/1/2025	10	10	4.00%, 12/1/2044	948	970
4.00%, 6/1/2025	11	11	4.00%, 1/1/2045	263	269
4.00%, 6/1/2025	157	161	4.00%, 2/1/2045	24	25
4.00%, 6/1/2025	8	8	4.00%, 2/1/2045	421	430
4.00%, 6/1/2025	15	15	4.00%, 4/1/2045	343	351
4.00%, 7/1/2025	5	5	4.00%, 4/1/2045	14	14
4.00%, 7/1/2025	232	239	4.00%, 5/1/2045	167	171
4.00%, 8/1/2025	9	9	4.00%, 6/1/2045	368	377
4.00%, 8/1/2025	14	15	4.00%, 7/1/2045	391	400
4.00%, 9/1/2025	3	3	4.00%, 8/1/2045	1,327	1,359
4.00%, 10/1/2025	31	32	4.00%, 8/1/2045(i)	1,100	1,119
4.00%, 2/1/2026	15	15	4.00%, 8/1/2045	76	78
4.00%, 5/1/2026	42	43	4.00%, 8/1/2045	132	135
4.00%, 7/1/2026	30	31	4.00%, 8/1/2045	142	145
4.00%, 12/1/2030	45	46	4.00%, 9/1/2045	18	18
4.00%, 8/1/2031	48	50	4.00%, 9/1/2045	1,550	1,586
4.00%, 10/1/2031	65	67	4.00%, 9/1/2045	402	412
4.00%, 11/1/2031	20	21	4.00%, 10/1/2045	1,668	1,707
4.00%, 12/1/2031	32	34	4.00%, 11/1/2045	961	984
4.00%, 11/1/2033	91	94	4.00%, 12/1/2045	426	436
4.00%, 1/1/2034	153	158	4.00%, 1/1/2046	124	127
4.00%, 7/1/2035	63	65	4.00%, 2/1/2046	19	19
4.00%, 3/1/2037	288	297	4.00%, 3/1/2047	1,460	1,493
4.00%, 6/1/2039	3	3	4.00%, 8/1/2047	1,566	1,599
4.00%, 7/1/2039	32	33	4.00%, 7/1/2048(i)	12,475	12,715
4.00%, 9/1/2039	20	21

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.50%, 8/1/2018	$2	$2	4.50%, 7/1/2041(i)	$1,300	$1,353
4.50%, 11/1/2018	1	1	4.50%, 7/1/2041	44	47
4.50%, 4/1/2019	2	2	4.50%, 7/1/2041	46	48
4.50%, 4/1/2023	6	6	4.50%, 8/1/2041(i)	1,100	1,143
4.50%, 8/1/2023	100	104	4.50%, 8/1/2041	26	28
4.50%, 1/1/2024	6	6	4.50%, 9/1/2041	185	193
4.50%, 1/1/2024	3	3	4.50%, 10/1/2041	64	68
4.50%, 4/1/2024	53	54	4.50%, 11/1/2041	297	311
4.50%, 5/1/2024	93	97	4.50%, 3/1/2042	56	59
4.50%, 7/1/2024	7	7	4.50%, 9/1/2043	39	41
4.50%, 9/1/2024	13	14	4.50%, 9/1/2043	256	267
4.50%, 9/1/2024	14	14	4.50%, 10/1/2043	20	21
4.50%, 11/1/2024	85	88	4.50%, 11/1/2043	140	146
4.50%, 4/1/2025	14	14	4.50%, 11/1/2043	151	158
4.50%, 5/1/2025	8	8	4.50%, 11/1/2043	15	16
4.50%, 7/1/2025	14	15	4.50%, 11/1/2043	78	81
4.50%, 9/1/2026	82	84	4.50%, 1/1/2044	129	135
4.50%, 2/1/2030	15	16	4.50%, 1/1/2044	185	193
4.50%, 8/1/2030	11	12	4.50%, 3/1/2044	84	88
4.50%, 5/1/2031	14	15	4.50%, 3/1/2044	207	216
4.50%, 6/1/2031	97	101	4.50%, 5/1/2044	41	42
4.50%, 8/1/2035	41	42	4.50%, 5/1/2044	351	366
4.50%, 8/1/2035	92	96	4.50%, 5/1/2044	60	63
4.50%, 8/1/2036	16	17	4.50%, 7/1/2044	86	89
4.50%, 2/1/2039	1	1	4.50%, 7/1/2044	133	138
4.50%, 2/1/2039	35	37	4.50%, 9/1/2044	133	138
4.50%, 3/1/2039	25	26	4.50%, 7/1/2045	16	17
4.50%, 4/1/2039	50	52	4.50%, 9/1/2045	101	105
4.50%, 5/1/2039	130	136	4.50%, 10/1/2045	152	159
4.50%, 5/1/2039	65	68	4.50%, 2/1/2046	763	794
4.50%, 6/1/2039	161	169	4.50%, 3/1/2047	180	188
4.50%, 6/1/2039	29	31	4.50%, 3/1/2047	767	798
4.50%, 9/1/2039	270	284	4.50%, 4/1/2047	215	224
4.50%, 10/1/2039	66	69	4.50%, 6/1/2047	455	474
4.50%, 10/1/2039	126	133	4.50%, 9/1/2047	426	443
4.50%, 11/1/2039	45	47	4.50%, 11/1/2047	98	102
4.50%, 11/1/2039	43	45	5.00%, 10/1/2018	1	1
4.50%, 11/1/2039	28	30	5.00%, 4/1/2019	1	1
4.50%, 11/1/2039	18	19	5.00%, 12/1/2019	4	4
4.50%, 12/1/2039	22	23	5.00%, 12/1/2021	4	4
4.50%, 12/1/2039	74	78	5.00%, 2/1/2022	3	3
4.50%, 2/1/2040	10	10	5.00%, 9/1/2022	4	5
4.50%, 2/1/2040	40	42	5.00%, 6/1/2023	85	88
4.50%, 2/1/2040	77	81	5.00%, 6/1/2023	3	3
4.50%, 2/1/2040	68	71	5.00%, 9/1/2023	81	86
4.50%, 4/1/2040	44	46	5.00%, 12/1/2023	42	44
4.50%, 5/1/2040	55	58	5.00%, 4/1/2024	34	36
4.50%, 5/1/2040	15	16	5.00%, 7/1/2024	5	5
4.50%, 7/1/2040	40	42	5.00%, 1/1/2025	117	123
4.50%, 7/1/2040	46	48	5.00%, 6/1/2025	6	6
4.50%, 8/1/2040	25	26	5.00%, 6/1/2026	25	25
4.50%, 8/1/2040	18	19	5.00%, 12/1/2027	35	37
4.50%, 8/1/2040	76	80	5.00%, 2/1/2030	7	7
4.50%, 8/1/2040	35	37	5.00%, 3/1/2030	5	5
4.50%, 8/1/2040	18	19	5.00%, 8/1/2033	37	40
4.50%, 9/1/2040	16	17	5.00%, 8/1/2033	5	5
4.50%, 9/1/2040	16	17	5.00%, 9/1/2033	6	6
4.50%, 9/1/2040	10	11	5.00%, 9/1/2033	11	11
4.50%, 10/1/2040	169	177	5.00%, 3/1/2034	10	10
4.50%, 2/1/2041	31	32	5.00%, 4/1/2034	101	108
4.50%, 3/1/2041	431	453	5.00%, 4/1/2034	14	15
4.50%, 3/1/2041	263	275	5.00%, 5/1/2034	30	32
4.50%, 3/1/2041	51	54	5.00%, 5/1/2035	27	29
4.50%, 3/1/2041	504	530	5.00%, 6/1/2035	153	163
4.50%, 4/1/2041	44	46	5.00%, 8/1/2035	9	10
4.50%, 4/1/2041	67	70	5.00%, 8/1/2035	4	4
4.50%, 5/1/2041	73	76	5.00%, 9/1/2035	24	26
4.50%, 5/1/2041	71	75	5.00%, 9/1/2035	9	10
4.50%, 5/1/2041	24	25	5.00%, 10/1/2035	11	12
4.50%, 6/1/2041	37	38	5.00%, 11/1/2035	45	48
4.50%, 6/1/2041	17	18	5.00%, 12/1/2035	26	28
4.50%, 6/1/2041	35	37	5.00%, 12/1/2035	39	42
4.50%, 6/1/2041	26	27

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.00%, 4/1/2036	$2	$2	5.50%, 2/1/2037	$1	$1
5.00%, 6/1/2036	5	5	5.50%, 2/1/2037	47	51
5.00%, 8/1/2036	22	24	5.50%, 7/1/2037	2	3
5.00%, 10/1/2036	107	113	5.50%, 7/1/2037	8	9
5.00%, 1/1/2037	46	49	5.50%, 9/1/2037	5	6
5.00%, 1/1/2038	260	277	5.50%, 11/1/2037	6	7
5.00%, 2/1/2038	12	13	5.50%, 1/1/2038	30	32
5.00%, 2/1/2038	124	132	5.50%, 1/1/2038	5	5
5.00%, 3/1/2038	2	2	5.50%, 4/1/2038	3	3
5.00%, 6/1/2038	4	5	5.50%, 4/1/2038	19	20
5.00%, 9/1/2038	8	9	5.50%, 4/1/2038	1	1
5.00%, 9/1/2038	1	2	5.50%, 5/1/2038	5	6
5.00%, 11/1/2038	239	255	5.50%, 5/1/2038	4	4
5.00%, 11/1/2038	15	16	5.50%, 6/1/2038	1	1
5.00%, 12/1/2038	236	252	5.50%, 6/1/2038	9	9
5.00%, 1/1/2039	23	25	5.50%, 6/1/2038	63	69
5.00%, 1/1/2039	253	270	5.50%, 7/1/2038	81	87
5.00%, 2/1/2039	13	14	5.50%, 7/1/2038	18	19
5.00%, 3/1/2039	23	25	5.50%, 7/1/2038	1	1
5.00%, 6/1/2039	6	6	5.50%, 7/1/2038	3	3
5.00%, 7/1/2039	18	19	5.50%, 8/1/2038	21	23
5.00%, 9/1/2039	370	395	5.50%, 9/1/2038	98	106
5.00%, 9/1/2039	52	56	5.50%, 9/1/2038	6	6
5.00%, 10/1/2039	40	43	5.50%, 10/1/2038	3	3
5.00%, 1/1/2040	268	286	5.50%, 10/1/2038	83	90
5.00%, 1/1/2040	67	72	5.50%, 11/1/2038	3	3
5.00%, 3/1/2040	10	11	5.50%, 11/1/2038	1	1
5.00%, 5/1/2040	163	175	5.50%, 12/1/2038	79	86
5.00%, 7/1/2040	36	38	5.50%, 1/1/2039	11	12
5.00%, 7/1/2040	39	41	5.50%, 2/1/2039	96	103
5.00%, 8/1/2040	26	28	5.50%, 3/1/2039	218	236
5.00%, 8/1/2040	110	117	5.50%, 4/1/2039	12	13
5.00%, 8/1/2040	77	82	5.50%, 4/1/2039	128	139
5.00%, 9/1/2040	79	83	5.50%, 9/1/2039	34	37
5.00%, 2/1/2041	500	533	5.50%, 12/1/2039	23	25
5.00%, 4/1/2041	162	173	5.50%, 1/1/2040	24	26
5.00%, 4/1/2041	33	35	5.50%, 2/1/2040	204	222
5.00%, 5/1/2041	6	6	5.50%, 3/1/2040	3	4
5.00%, 6/1/2041	124	132	5.50%, 6/1/2040	29	32
5.00%, 7/1/2041	35	37	5.50%, 6/1/2041	298	323
5.00%, 9/1/2041	43	46	5.50%, 6/1/2041	29	31
5.00%, 10/1/2041	74	79	6.00%, 11/1/2022	3	3
5.00%, 10/1/2041	105	112	6.00%, 2/1/2027	11	12
5.00%, 10/1/2041	54	57	6.00%, 7/1/2029	1	1
5.00%, 11/1/2041	308	325	6.00%, 7/1/2029	4	4
5.00%, 11/1/2041	145	155	6.00%, 12/1/2031	2	2
5.50%, 1/1/2022	3	3	6.00%, 1/1/2032	17	19
5.50%, 4/1/2023	13	14	6.00%, 11/1/2033	31	34
5.50%, 1/1/2028	91	97	6.00%, 6/1/2034	23	26
5.50%, 12/1/2032	42	46	6.00%, 8/1/2034	3	4
5.50%, 3/1/2033	3	3	6.00%, 5/1/2036	12	13
5.50%, 12/1/2033	2	2	6.00%, 6/1/2036	31	34
5.50%, 1/1/2034	10	11	6.00%, 11/1/2036	22	24
5.50%, 1/1/2034	58	63	6.00%, 12/1/2036	119	131
5.50%, 2/1/2034	97	105	6.00%, 2/1/2037	2	2
5.50%, 3/1/2034	21	23	6.00%, 3/1/2037	1	1
5.50%, 10/1/2034	1	1	6.00%, 5/1/2037	1	2
5.50%, 10/1/2034	9	9	6.00%, 10/1/2037	11	12
5.50%, 2/1/2035	18	20	6.00%, 11/1/2037	14	15
5.50%, 3/1/2035	13	14	6.00%, 12/1/2037	48	53
5.50%, 5/1/2035	16	17	6.00%, 12/1/2037	2	3
5.50%, 11/1/2035	20	22	6.00%, 1/1/2038	12	13
5.50%, 4/1/2036	194	210	6.00%, 1/1/2038	14	15
5.50%, 5/1/2036	7	7	6.00%, 1/1/2038	3	4
5.50%, 5/1/2036	26	28	6.00%, 1/1/2038	1	1
5.50%, 7/1/2036	19	21	6.00%, 1/1/2038	10	11
5.50%, 7/1/2036	72	78	6.00%, 1/1/2038	46	50
5.50%, 11/1/2036	8	8	6.00%, 4/1/2038	70	77
5.50%, 12/1/2036	144	156	6.00%, 5/1/2038	18	20
5.50%, 12/1/2036	3	3	6.00%, 7/1/2038	11	12
5.50%, 12/1/2036	129	139	6.00%, 7/1/2038	4	4
5.50%, 12/1/2036	1	1	6.00%, 8/1/2038	6	7
5.50%, 1/1/2037	140	151

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal National Mortgage Association (FNMA) (continued)
6.00%, 9/1/2038	$5	$5	2.50%, 5/1/2031	$216	$210
6.00%, 9/1/2038	7	7	2.50%, 6/1/2031	350	340
6.00%, 12/1/2039	2	3	2.50%, 9/1/2031	98	96
6.50%, 4/1/2028	1	1	2.50%, 11/1/2031	1,166	1,134
6.50%, 5/1/2031	4	4	2.50%, 12/1/2031	512	498
6.50%, 10/1/2031	1	1	2.50%, 12/1/2031	596	581
6.50%, 5/1/2032	1	2	2.50%, 1/1/2032	587	570
6.50%, 4/1/2035	1	1	2.50%, 1/1/2032	1,111	1,080
6.50%, 9/1/2036	6	7	2.50%, 2/1/2032	646	628
6.50%, 10/1/2037	15	17	2.50%, 3/1/2032	279	271
6.50%, 11/1/2037	7	7	2.50%, 3/1/2032	328	319
6.50%, 12/1/2037	1	1	2.50%, 4/1/2032	410	399
6.50%, 2/1/2038	2	3	2.50%, 8/1/2032	45	44
6.50%, 9/1/2038	8	9	2.50%, 10/1/2032	836	813
6.50%, 10/1/2038	3	4	2.50%, 11/1/2032	53	52
6.50%, 1/1/2039	5	6	2.50%, 12/1/2032	150	146
6.50%, 9/1/2039	13	14	2.50%, 1/1/2033	24	24
7.00%, 10/1/2029	1	1	2.50%, 1/1/2033	57	55
7.00%, 9/1/2031	3	4	2.50%, 1/1/2033	38	37
7.00%, 9/1/2038	4	5	2.50%, 1/1/2033	587	571
7.50%, 7/1/2029	13	15	2.50%, 2/1/2033	888	863
7.50%, 10/1/2030	1	2	2.50%, 7/1/2033	117	113
		$189,920	2.50%, 10/1/2036	173	165
Federal National Mortgage Association (FNMA) - 12.03%			2.50%, 10/1/2036	66	63
2.00%, 8/1/2028	143	138	2.50%, 12/1/2036	272	259
2.00%, 9/1/2028	171	164	2.50%, 1/1/2043	612	576
2.00%, 11/1/2028	40	39	2.50%, 7/1/2043	65	61
2.00%, 1/1/2029	14	13	2.50%, 8/1/2043	138	130
2.00%, 5/1/2029	705	678	2.50%, 10/1/2043	366	344
2.00%, 5/1/2030	341	323	2.50%, 5/1/2046	46	43
2.00%, 1/1/2032	212	201	2.50%, 5/1/2046	84	79
2.00%, 3/1/2032	296	280	2.50%, 11/1/2046	95	89
2.00%, 4/1/2032	235	222	2.50%, 12/1/2046	160	150
2.00%, 11/1/2032	23	22	3.00%, 9/1/2026	49	49
2.50%, 12/1/2027	12	12	3.00%, 11/1/2026	174	174
2.50%, 1/1/2028	208	204	3.00%, 11/1/2026	61	61
2.50%, 2/1/2028	51	50	3.00%, 1/1/2027	49	49
2.50%, 6/1/2028	15	15	3.00%, 2/1/2027	305	305
2.50%, 6/1/2028	346	338	3.00%, 2/1/2027	44	44
2.50%, 7/1/2028	245	240	3.00%, 4/1/2027	71	71
2.50%, 8/1/2028	256	250	3.00%, 4/1/2027	1,406	1,406
2.50%, 8/1/2028	123	121	3.00%, 4/1/2027	73	73
2.50%, 8/1/2028	235	229	3.00%, 7/1/2027	204	204
2.50%, 8/1/2028	14	14	3.00%, 8/1/2027	228	228
2.50%, 9/1/2028	282	277	3.00%, 9/1/2027	11	11
2.50%, 9/1/2028	97	95	3.00%, 10/1/2027	194	194
2.50%, 10/1/2028	331	324	3.00%, 8/1/2028	38	38
2.50%, 5/1/2029	47	46	3.00%, 10/1/2028	424	424
2.50%, 6/1/2029	466	455	3.00%, 11/1/2028	253	253
2.50%, 7/1/2029	175	170	3.00%, 12/1/2028	38	38
2.50%, 7/1/2029	264	258	3.00%, 12/1/2028	29	29
2.50%, 7/1/2029	142	139	3.00%, 2/1/2029	192	192
2.50%, 9/1/2029	318	310	3.00%, 3/1/2029	296	296
2.50%, 9/1/2029	48	47	3.00%, 3/1/2029	175	174
2.50%, 12/1/2029	192	187	3.00%, 4/1/2029	46	46
2.50%, 12/1/2029	61	59	3.00%, 4/1/2029	242	242
2.50%, 12/1/2029	67	66	3.00%, 5/1/2029	51	51
2.50%, 1/1/2030	255	249	3.00%, 5/1/2029	214	214
2.50%, 2/1/2030	129	126	3.00%, 5/1/2029	89	89
2.50%, 4/1/2030	17	16	3.00%, 6/1/2029	146	145
2.50%, 4/1/2030	321	314	3.00%, 7/1/2029	106	105
2.50%, 5/1/2030	662	647	3.00%, 7/1/2029	11	11
2.50%, 6/1/2030	420	410	3.00%, 8/1/2029	212	211
2.50%, 6/1/2030	117	114	3.00%, 8/1/2029	23	23
2.50%, 6/1/2030	71	69	3.00%, 8/1/2029	207	207
2.50%, 6/1/2030	82	80	3.00%, 8/1/2029	211	211
2.50%, 8/1/2030	171	167	3.00%, 10/1/2029	152	151
2.50%, 8/1/2030	806	787	3.00%, 10/1/2029	144	144
2.50%, 12/1/2030	888	865	3.00%, 10/1/2029	107	107
2.50%, 1/1/2031	258	252	3.00%, 10/1/2029	143	143
2.50%, 1/1/2031	295	287	3.00%, 11/1/2029	125	125
2.50%, 2/1/2031	343	334	3.00%, 1/1/2030	655	655
2.50%, 2/1/2031	324	316

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
3.00%, 1/1/2030	$74	$74		3.00%, 7/1/2043	$788	$770
3.00%, 1/1/2030	288	288		3.00%, 7/1/2043	45	43
3.00%, 1/1/2030	693	692		3.00%, 7/1/2043	192	187
3.00%, 3/1/2030	363	362		3.00%, 7/1/2043	260	254
3.00%, 6/1/2030	412	411		3.00%, 7/1/2043	463	453
3.00%, 6/1/2030	372	371		3.00%, 7/1/2043	321	314
3.00%, 8/1/2030	289	288		3.00%, 8/1/2043	202	197
3.00%, 9/1/2030	667	666		3.00%, 8/1/2043	633	619
3.00%, 9/1/2030	138	138		3.00%, 8/1/2043	556	543
3.00%, 10/1/2030	406	405		3.00%, 8/1/2043	236	231
3.00%, 11/1/2030	181	180		3.00%, 8/1/2043	313	306
3.00%, 11/1/2030	62	62		3.00%, 8/1/2043	80	78
3.00%, 2/1/2031	185	184		3.00%, 8/1/2043	132	129
3.00%, 9/1/2031	91	90		3.00%, 8/1/2043	973	950
3.00%, 4/1/2032	44	43		3.00%, 9/1/2043	17	16
3.00%, 4/1/2032	1,597	1,589		3.00%, 9/1/2043	24	23
3.00%, 5/1/2032	216	215		3.00%, 9/1/2043	801	782
3.00%, 8/1/2032	342	340		3.00%, 9/1/2043	351	343
3.00%, 10/1/2032	374	372		3.00%, 9/1/2043	16	16
3.00%, 1/1/2033	73	73		3.00%, 10/1/2043	219	213
3.00%, 2/1/2033	1,502	1,495		3.00%, 10/1/2043	1,030	1,006
3.00%, 7/1/2033 (i)	2,275	2,262		3.00%, 11/1/2043	297	290
3.00%, 8/1/2033	885	880		3.00%, 11/1/2043	124	121
3.00%, 12/1/2033	409	407		3.00%, 11/1/2043	201	197
3.00%, 5/1/2034	190	189		3.00%, 11/1/2043	117	114
3.00%, 10/1/2034	91	90		3.00%, 12/1/2043	20	19
3.00%, 11/1/2034	247	246		3.00%, 1/1/2044	141	138
3.00%, 2/1/2035	271	269		3.00%, 1/1/2045	27	27
3.00%, 2/1/2035	223	221		3.00%, 1/1/2045	773	754
3.00%, 3/1/2035	118	117		3.00%, 5/1/2045	953	928
3.00%, 4/1/2035	123	123		3.00%, 6/1/2045	68	66
3.00%, 6/1/2035	273	269		3.00%, 6/1/2045	27	26
3.00%, 7/1/2035	103	102		3.00%, 9/1/2045	187	182
3.00%, 11/1/2035	157	155		3.00%, 9/1/2045	174	170
3.00%, 7/1/2036	245	242		3.00%, 10/1/2045	601	585
3.00%, 12/1/2036	349	345		3.00%, 11/1/2045	352	342
3.00%, 12/1/2036	704	694		3.00%, 11/1/2045	156	151
3.00%, 12/1/2036	503	497		3.00%, 12/1/2045	803	779
3.00%, 2/1/2037	291	286		3.00%, 12/1/2045	54	53
3.00%, 2/1/2037	45	45		3.00%, 12/1/2045	54	52
3.00%, 4/1/2037	156	154		3.00%, 12/1/2045	107	104
3.00%, 4/1/2037	180	177		3.00%, 1/1/2046	523	508
3.00%, 7/1/2037	115	113		3.00%, 1/1/2046	25	24
3.00%, 8/1/2037	187	184		3.00%, 2/1/2046	980	951
3.00%, 9/1/2037	467	460		3.00%, 2/1/2046	555	538
3.00%, 4/1/2042	246	241		3.00%, 2/1/2046	281	273
3.00%, 9/1/2042	128	126		3.00%, 2/1/2046	31	30
3.00%, 11/1/2042	875	856		3.00%, 3/1/2046	73	71
3.00%, 12/1/2042	142	139		3.00%, 4/1/2046	956	927
3.00%, 2/1/2043	566	553		3.00%, 4/1/2046	140	136
3.00%, 2/1/2043	552	539		3.00%, 5/1/2046	137	133
3.00%, 2/1/2043	937	916		3.00%, 5/1/2046	370	359
3.00%, 4/1/2043	438	428		3.00%, 5/1/2046	89	86
3.00%, 4/1/2043	570	557		3.00%, 5/1/2046	532	516
3.00%, 4/1/2043	753	736		3.00%, 6/1/2046	188	183
3.00%, 4/1/2043	306	299		3.00%, 7/1/2046	962	933
3.00%, 4/1/2043	1,275	1,245		3.00%, 8/1/2046	965	936
3.00%, 4/1/2043	563	550		3.00%, 8/1/2046	283	275
3.00%, 4/1/2043	334	326		3.00%, 9/1/2046	455	441
3.00%, 4/1/2043	468	457		3.00%, 9/1/2046	312	303
3.00%, 4/1/2043	448	438		3.00%, 9/1/2046	1,230	1,194
3.00%, 5/1/2043	341	333		3.00%, 9/1/2046	1,221	1,185
3.00%, 5/1/2043	67	66		3.00%, 10/1/2046	208	202
3.00%, 5/1/2043	633	618		3.00%, 10/1/2046	1,718	1,667
3.00%, 5/1/2043	422	412		3.00%, 11/1/2046	972	943
3.00%, 6/1/2043	560	547		3.00%, 11/1/2046	1,230	1,193
3.00%, 6/1/2043	428	418		3.00%, 11/1/2046	909	882
3.00%, 6/1/2043	742	725		3.00%, 11/1/2046	142	138
3.00%, 6/1/2043	22	21		3.00%, 11/1/2046	889	863
3.00%, 6/1/2043	30	29		3.00%, 11/1/2046	234	227
3.00%, 6/1/2043	595	581		3.00%, 11/1/2046	1,265	1,228
3.00%, 6/1/2043	1,080	1,055		3.00%, 11/1/2046	24	23
3.00%, 7/1/2043	38	37

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
3.00%, 12/1/2046	$1,277	$1,239		3.50%, 8/1/2034	$66	$67
3.00%, 12/1/2046	2,523	2,447		3.50%, 11/1/2034	157	159
3.00%, 12/1/2046	38	37		3.50%, 12/1/2035	363	368
3.00%, 12/1/2046	1,194	1,158		3.50%, 7/1/2036	389	394
3.00%, 1/1/2047	25	24		3.50%, 2/1/2037	260	263
3.00%, 1/1/2047	444	430		3.50%, 3/1/2037	323	327
3.00%, 1/1/2047	1,364	1,324		3.50%, 5/1/2037	67	67
3.00%, 2/1/2047	1,086	1,054		3.50%, 7/1/2037	159	160
3.00%, 2/1/2047	1,373	1,332		3.50%, 10/1/2037	188	189
3.00%, 2/1/2047	235	228		3.50%, 11/1/2037	382	384
3.00%, 4/1/2047	315	305		3.50%, 1/1/2038	121	122
3.00%, 5/1/2047	468	454		3.50%, 10/1/2040	9	9
3.00%, 11/1/2047	500	485		3.50%, 11/1/2040	37	37
3.00%, 4/1/2048	500	485		3.50%, 12/1/2040	42	42
3.00%, 7/1/2048 (i)	3,725	3,608		3.50%, 1/1/2041	27	27
3.50%, 1/1/2020	38	38		3.50%, 2/1/2041	19	19
3.50%, 3/1/2023	27	28		3.50%, 2/1/2041	16	16
3.50%, 8/1/2025 (i)	100	101		3.50%, 3/1/2041	93	94
3.50%, 8/1/2025	16	17		3.50%, 3/1/2041	68	68
3.50%, 10/1/2025	338	342		3.50%, 10/1/2041	168	169
3.50%, 10/1/2025	258	262		3.50%, 12/1/2041	175	175
3.50%, 10/1/2025	11	11		3.50%, 12/1/2041	497	499
3.50%, 11/1/2025	173	175		3.50%, 12/1/2041	532	534
3.50%, 11/1/2025	14	14		3.50%, 1/1/2042	179	179
3.50%, 11/1/2025	391	396		3.50%, 1/1/2042	99	99
3.50%, 12/1/2025	81	82		3.50%, 1/1/2042	89	90
3.50%, 12/1/2025	26	26		3.50%, 2/1/2042	19	19
3.50%, 12/1/2025	14	14		3.50%, 2/1/2042	44	44
3.50%, 1/1/2026	401	406		3.50%, 3/1/2042	45	45
3.50%, 1/1/2026	48	49		3.50%, 3/1/2042	57	57
3.50%, 1/1/2026	18	18		3.50%, 3/1/2042	102	102
3.50%, 2/1/2026	129	131		3.50%, 3/1/2042	384	386
3.50%, 3/1/2026	124	126		3.50%, 3/1/2042	122	122
3.50%, 3/1/2026	353	358		3.50%, 3/1/2042	190	191
3.50%, 3/1/2026	5	5		3.50%, 4/1/2042	86	86
3.50%, 5/1/2026	8	8		3.50%, 4/1/2042	82	83
3.50%, 6/1/2026	44	45		3.50%, 4/1/2042	119	119
3.50%, 6/1/2026	31	32		3.50%, 4/1/2042	73	73
3.50%, 7/1/2026	9	9		3.50%, 5/1/2042	864	867
3.50%, 8/1/2026	5	5		3.50%, 5/1/2042	128	128
3.50%, 8/1/2026	59	60		3.50%, 7/1/2042	221	222
3.50%, 9/1/2026	243	246		3.50%, 7/1/2042	125	125
3.50%, 10/1/2026	16	16		3.50%, 8/1/2042	164	165
3.50%, 12/1/2026	70	71		3.50%, 9/1/2042	49	49
3.50%, 12/1/2026	286	289		3.50%, 9/1/2042	128	129
3.50%, 1/1/2027	49	49		3.50%, 10/1/2042	433	434
3.50%, 1/1/2027	85	86		3.50%, 10/1/2042	935	937
3.50%, 2/1/2027	178	180		3.50%, 10/1/2042	13	13
3.50%, 11/1/2028	261	265		3.50%, 4/1/2043	109	109
3.50%, 12/1/2028	142	145		3.50%, 4/1/2043	225	225
3.50%, 12/1/2028	13	14		3.50%, 5/1/2043	289	289
3.50%, 1/1/2029	132	134		3.50%, 5/1/2043	743	744
3.50%, 3/1/2029	248	252		3.50%, 5/1/2043	576	577
3.50%, 3/1/2029	15	15		3.50%, 6/1/2043	601	602
3.50%, 12/1/2029	61	62		3.50%, 6/1/2043	339	339
3.50%, 12/1/2029	116	118		3.50%, 7/1/2043	327	327
3.50%, 4/1/2030	125	127		3.50%, 7/1/2043	946	947
3.50%, 11/1/2030	35	35		3.50%, 8/1/2043	728	729
3.50%, 1/1/2031	10	10		3.50%, 8/1/2043	173	174
3.50%, 2/1/2031	96	98		3.50%, 9/1/2043	222	223
3.50%, 4/1/2031	21	21		3.50%, 9/1/2043	598	600
3.50%, 2/1/2032	155	157		3.50%, 12/1/2043	222	223
3.50%, 4/1/2032	90	91		3.50%, 1/1/2044	49	49
3.50%, 5/1/2032	196	199		3.50%, 2/1/2044	464	465
3.50%, 6/1/2032	347	353		3.50%, 2/1/2044	237	237
3.50%, 7/1/2032	124	126		3.50%, 4/1/2044	50	50
3.50%, 9/1/2032	193	195		3.50%, 7/1/2044	1,354	1,357
3.50%, 7/1/2033 (i)	1,100	1,113		3.50%, 10/1/2044	272	272
3.50%, 9/1/2033	93	95		3.50%, 10/1/2044	34	34
3.50%, 10/1/2033	192	195		3.50%, 10/1/2044	71	70
3.50%, 11/1/2033	197	199		3.50%, 10/1/2044	726	726
3.50%, 1/1/2034	139	141		3.50%, 11/1/2044	734	734
3.50%, 6/1/2034	251	254

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
3.50%, 12/1/2044	$131	$131		4.00%, 9/1/2025	$16	$16
3.50%, 12/1/2044	643	642		4.00%, 11/1/2025	21	22
3.50%, 12/1/2044	697	696		4.00%, 12/1/2025	29	29
3.50%, 1/1/2045	812	811		4.00%, 1/1/2026	18	18
3.50%, 2/1/2045	106	106		4.00%, 1/1/2026	49	50
3.50%, 4/1/2045	817	815		4.00%, 1/1/2026	36	37
3.50%, 5/1/2045	36	36		4.00%, 3/1/2026	3	3
3.50%, 5/1/2045	275	275		4.00%, 3/1/2026	67	69
3.50%, 7/1/2045	711	709		4.00%, 3/1/2026	36	37
3.50%, 7/1/2045 (i)	33,125	32,969		4.00%, 5/1/2026	16	17
3.50%, 7/1/2045	145	145		4.00%, 6/1/2026	19	20
3.50%, 8/1/2045	837	836		4.00%, 7/1/2026	19	19
3.50%, 8/1/2045	888	886		4.00%, 8/1/2026	82	84
3.50%, 9/1/2045	812	810		4.00%, 9/1/2026	42	43
3.50%, 9/1/2045	906	904		4.00%, 4/1/2029	5	6
3.50%, 9/1/2045	457	457		4.00%, 10/1/2030	16	16
3.50%, 10/1/2045	22	22		4.00%, 12/1/2030	139	143
3.50%, 11/1/2045	869	867		4.00%, 2/1/2031	46	48
3.50%, 11/1/2045	702	700		4.00%, 7/1/2031	30	30
3.50%, 11/1/2045	21	21		4.00%, 10/1/2031	119	123
3.50%, 11/1/2045	364	363		4.00%, 11/1/2031	28	29
3.50%, 12/1/2045	719	718		4.00%, 12/1/2031	23	24
3.50%, 12/1/2045	786	784		4.00%, 1/1/2032	35	36
3.50%, 12/1/2045	1,259	1,257		4.00%, 9/1/2033	263	273
3.50%, 1/1/2046	1,490	1,487		4.00%, 1/1/2036	262	271
3.50%, 1/1/2046	1,047	1,046		4.00%, 2/1/2036	165	171
3.50%, 2/1/2046	96	95		4.00%, 6/1/2036	145	149
3.50%, 2/1/2046	635	634		4.00%, 1/1/2037	199	206
3.50%, 2/1/2046	320	320		4.00%, 2/1/2037	529	545
3.50%, 3/1/2046	934	930		4.00%, 3/1/2039	7	8
3.50%, 3/1/2046	987	986		4.00%, 8/1/2039	28	29
3.50%, 3/1/2046	721	718		4.00%, 8/1/2039	5	5
3.50%, 3/1/2046	682	681		4.00%, 10/1/2039	277	283
3.50%, 4/1/2046	60	60		4.00%, 10/1/2039	9	9
3.50%, 5/1/2046	1,145	1,143		4.00%, 11/1/2039	35	36
3.50%, 6/1/2046	1,168	1,166		4.00%, 12/1/2039	9	9
3.50%, 6/1/2046	186	185		4.00%, 2/1/2040	27	27
3.50%, 7/1/2046	843	842		4.00%, 5/1/2040	24	24
3.50%, 9/1/2046	805	804		4.00%, 5/1/2040	6	6
3.50%, 11/1/2046	1,216	1,214		4.00%, 8/1/2040	22	23
3.50%, 12/1/2046	948	947		4.00%, 10/1/2040	39	40
3.50%, 1/1/2047	1,646	1,642		4.00%, 10/1/2040	62	63
3.50%, 2/1/2047	1,416	1,413		4.00%, 10/1/2040	11	12
3.50%, 1/1/2048	1,661	1,656		4.00%, 10/1/2040	21	21
3.50%, 3/1/2048	31	30		4.00%, 10/1/2040	10	11
3.50%, 3/1/2048	1,227	1,223		4.00%, 10/1/2040	18	19
4.00%, 8/1/2018	4	4		4.00%, 10/1/2040	36	37
4.00%, 9/1/2018	1	1		4.00%, 11/1/2040	15	15
4.00%, 9/1/2018	3	3		4.00%, 12/1/2040	14	14
4.00%, 5/1/2019	14	14		4.00%, 12/1/2040	66	68
4.00%, 8/1/2019	356	366		4.00%, 12/1/2040	49	51
4.00%, 11/1/2020	243	249		4.00%, 12/1/2040	39	40
4.00%, 3/1/2024	46	47		4.00%, 12/1/2040	68	70
4.00%, 5/1/2024	12	12		4.00%, 1/1/2041	51	52
4.00%, 5/1/2024	10	10		4.00%, 1/1/2041	79	81
4.00%, 6/1/2024	17	17		4.00%, 1/1/2041	449	461
4.00%, 7/1/2024	18	18		4.00%, 1/1/2041	32	33
4.00%, 9/1/2024	8	8		4.00%, 2/1/2041	128	132
4.00%, 10/1/2024	62	63		4.00%, 2/1/2041	75	77
4.00%, 11/1/2024	4	4		4.00%, 2/1/2041	69	71
4.00%, 1/1/2025	16	16		4.00%, 2/1/2041	361	371
4.00%, 3/1/2025	16	16		4.00%, 2/1/2041	50	51
4.00%, 4/1/2025	4	4		4.00%, 2/1/2041	41	42
4.00%, 4/1/2025	87	89		4.00%, 3/1/2041	46	47
4.00%, 5/1/2025	1	1		4.00%, 3/1/2041	73	75
4.00%, 5/1/2025	15	15		4.00%, 3/1/2041	365	375
4.00%, 5/1/2025	4	4		4.00%, 4/1/2041	5	5
4.00%, 5/1/2025	23	24		4.00%, 7/1/2041(i)	25,950	26,456
4.00%, 5/1/2025	14	14		4.00%, 9/1/2041	19	19
4.00%, 6/1/2025	15	16		4.00%, 9/1/2041	172	177
4.00%, 6/1/2025	5	5		4.00%, 9/1/2041	110	113
4.00%, 7/1/2025	25	26		4.00%, 10/1/2041	59	61
4.00%, 8/1/2025	10	10

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.00%, 10/1/2041	$11	$11		4.00%, 3/1/2046	$185	$189
4.00%, 10/1/2041	137	141		4.00%, 3/1/2046	250	255
4.00%, 11/1/2041	108	111		4.00%, 3/1/2046	272	278
4.00%, 11/1/2041	49	51		4.00%, 4/1/2046	42	43
4.00%, 11/1/2041	22	23		4.00%, 4/1/2046	531	542
4.00%, 11/1/2041	71	73		4.00%, 7/1/2046	912	931
4.00%, 11/1/2041	9	9		4.00%, 8/1/2046	34	35
4.00%, 12/1/2041	66	68		4.00%, 4/1/2047	1,430	1,460
4.00%, 12/1/2041	100	102		4.00%, 6/1/2047	1,413	1,442
4.00%, 12/1/2041	64	65		4.00%, 8/1/2047	1,334	1,362
4.00%, 12/1/2041	178	183		4.00%, 8/1/2047	1,556	1,587
4.00%, 12/1/2041	66	67		4.00%, 8/1/2047	195	199
4.00%, 1/1/2042	68	70		4.00%, 9/1/2047	1,454	1,484
4.00%, 1/1/2042	22	23		4.00%, 3/1/2048	494	504
4.00%, 1/1/2042	80	82		4.50%, 8/1/2018	1	1
4.00%, 2/1/2042	50	51		4.50%, 9/1/2018	9	9
4.00%, 5/1/2042	488	501		4.50%, 12/1/2018	8	8
4.00%, 2/1/2043	174	179		4.50%, 3/1/2019	9	9
4.00%, 2/1/2043	114	116		4.50%, 5/1/2019	4	4
4.00%, 8/1/2043	112	115		4.50%, 1/1/2020	11	11
4.00%, 9/1/2043	22	23		4.50%, 9/1/2020	1	1
4.00%, 9/1/2043	89	92		4.50%, 5/1/2022	4	4
4.00%, 12/1/2043	178	182		4.50%, 2/1/2024	2	2
4.00%, 1/1/2044	512	525		4.50%, 4/1/2024	1	1
4.00%, 2/1/2044	41	42		4.50%, 4/1/2024	1	1
4.00%, 4/1/2044	570	583		4.50%, 11/1/2024	7	7
4.00%, 6/1/2044	489	502		4.50%, 12/1/2024	11	12
4.00%, 6/1/2044	83	85		4.50%, 12/1/2024	18	19
4.00%, 6/1/2044	314	321		4.50%, 2/1/2025	23	23
4.00%, 7/1/2044	450	460		4.50%, 2/1/2025	30	30
4.00%, 7/1/2044	618	632		4.50%, 4/1/2025	2	2
4.00%, 9/1/2044	226	231		4.50%, 5/1/2025	20	20
4.00%, 10/1/2044	326	333		4.50%, 4/1/2026	30	31
4.00%, 10/1/2044	320	327		4.50%, 7/1/2029	2	3
4.00%, 10/1/2044	177	181		4.50%, 2/1/2030	14	14
4.00%, 10/1/2044	97	99		4.50%, 4/1/2030	5	5
4.00%, 10/1/2044	854	872		4.50%, 8/1/2030	99	103
4.00%, 11/1/2044	87	88		4.50%, 9/1/2030	80	84
4.00%, 11/1/2044	82	84		4.50%, 1/1/2031	17	17
4.00%, 11/1/2044	324	332		4.50%, 4/1/2031	9	9
4.00%, 12/1/2044	106	109		4.50%, 5/1/2031	15	15
4.00%, 12/1/2044	76	78		4.50%, 7/1/2031	60	63
4.00%, 12/1/2044	385	393		4.50%, 8/1/2031	32	33
4.00%, 12/1/2044	72	74		4.50%, 8/1/2033	18	19
4.00%, 12/1/2044	431	440		4.50%, 8/1/2033	1	1
4.00%, 1/1/2045	12	12		4.50%, 11/1/2033	41	43
4.00%, 1/1/2045	31	32		4.50%, 2/1/2035	131	137
4.00%, 1/1/2045	42	43		4.50%, 12/1/2035	101	106
4.00%, 1/1/2045	211	216		4.50%, 1/1/2036	2	2
4.00%, 2/1/2045	216	221		4.50%, 3/1/2036	5	5
4.00%, 2/1/2045	299	305		4.50%, 4/1/2038	27	28
4.00%, 2/1/2045	570	583		4.50%, 6/1/2038	23	24
4.00%, 3/1/2045	21	22		4.50%, 1/1/2039	4	4
4.00%, 7/1/2045	353	360		4.50%, 2/1/2039	11	12
4.00%, 7/1/2045	31	32		4.50%, 4/1/2039	42	44
4.00%, 7/1/2045	461	470		4.50%, 4/1/2039	9	9
4.00%, 8/1/2045	13	13		4.50%, 4/1/2039	54	57
4.00%, 8/1/2045	47	48		4.50%, 6/1/2039	40	42
4.00%, 9/1/2045	589	601		4.50%, 6/1/2039	71	74
4.00%, 9/1/2045 (i)	1,800	1,832		4.50%, 6/1/2039	12	13
4.00%, 10/1/2045	576	588		4.50%, 6/1/2039	21	22
4.00%, 10/1/2045	134	137		4.50%, 7/1/2039	36	38
4.00%, 11/1/2045	262	267		4.50%, 7/1/2039	24	26
4.00%, 11/1/2045	20	20		4.50%, 7/1/2039	51	53
4.00%, 11/1/2045	719	734		4.50%, 8/1/2039	28	29
4.00%, 11/1/2045	112	114		4.50%, 9/1/2039	23	24
4.00%, 12/1/2045	293	299		4.50%, 10/1/2039	18	19
4.00%, 12/1/2045	173	177		4.50%, 10/1/2039	69	73
4.00%, 1/1/2046	502	512		4.50%, 10/1/2039	42	44
4.00%, 2/1/2046	161	164		4.50%, 12/1/2039	17	18
4.00%, 2/1/2046	146	149		4.50%, 12/1/2039	55	58
4.00%, 2/1/2046	629	641		4.50%, 12/1/2039	85	90
4.00%, 3/1/2046	129	132

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.50%, 12/1/2039	$42	$45		4.50%, 5/1/2044	$234	$245
4.50%, 12/1/2039	14	15		4.50%, 5/1/2044	230	241
4.50%, 1/1/2040	74	78		4.50%, 6/1/2044	266	278
4.50%, 1/1/2040	93	98		4.50%, 6/1/2044	390	409
4.50%, 2/1/2040	31	33		4.50%, 6/1/2044	221	231
4.50%, 2/1/2040	53	55		4.50%, 6/1/2044	452	475
4.50%, 3/1/2040	34	36		4.50%, 6/1/2044	189	198
4.50%, 4/1/2040	45	48		4.50%, 7/1/2044	443	464
4.50%, 5/1/2040	30	32		4.50%, 7/1/2044	6	7
4.50%, 5/1/2040	76	80		4.50%, 7/1/2044	237	248
4.50%, 5/1/2040	34	35		4.50%, 8/1/2044	17	18
4.50%, 5/1/2040	126	133		4.50%, 8/1/2044	42	44
4.50%, 6/1/2040	22	23		4.50%, 8/1/2044	339	355
4.50%, 7/1/2040	1	1		4.50%, 8/1/2044	105	110
4.50%, 7/1/2040	28	29		4.50%, 8/1/2044	282	295
4.50%, 8/1/2040	66	69		4.50%, 10/1/2044	22	23
4.50%, 8/1/2040	226	237		4.50%, 12/1/2044	366	383
4.50%, 8/1/2040	42	44		4.50%, 3/1/2046	68	71
4.50%, 8/1/2040	124	130		4.50%, 4/1/2046	439	458
4.50%, 8/1/2040 (i)	1,000	1,039		4.50%, 7/1/2046	31	32
4.50%, 9/1/2040	19	20		4.50%, 8/1/2046	32	33
4.50%, 9/1/2040	14	15		4.50%, 8/1/2046	282	294
4.50%, 9/1/2040	23	24		4.50%, 1/1/2047	217	226
4.50%, 10/1/2040	96	101		4.50%, 1/1/2047	158	165
4.50%, 12/1/2040	229	239		4.50%, 1/1/2047	108	112
4.50%, 12/1/2040	16	17		4.50%, 2/1/2047	384	400
4.50%, 3/1/2041	40	42		4.50%, 2/1/2047	198	206
4.50%, 3/1/2041	38	40		4.50%, 3/1/2047	299	312
4.50%, 3/1/2041	27	28		4.50%, 3/1/2047	918	960
4.50%, 3/1/2041	128	134		4.50%, 11/1/2047	676	705
4.50%, 4/1/2041	33	34		5.00%, 6/1/2019	3	3
4.50%, 4/1/2041	5	5		5.00%, 7/1/2019	1	1
4.50%, 5/1/2041	45	47		5.00%, 11/1/2020	50	51
4.50%, 5/1/2041	82	86		5.00%, 11/1/2021	1	1
4.50%, 5/1/2041	119	125		5.00%, 2/1/2023	9	9
4.50%, 6/1/2041	81	85		5.00%, 7/1/2023	1	1
4.50%, 6/1/2041	97	102		5.00%, 9/1/2023	39	40
4.50%, 6/1/2041	24	26		5.00%, 12/1/2023	7	7
4.50%, 6/1/2041	37	39		5.00%, 12/1/2023	3	3
4.50%, 6/1/2041	151	158		5.00%, 1/1/2024	16	17
4.50%, 7/1/2041	49	51		5.00%, 1/1/2024	6	6
4.50%, 7/1/2041 (i)	2,100	2,187		5.00%, 2/1/2024	50	51
4.50%, 7/1/2041	32	34		5.00%, 7/1/2024	6	6
4.50%, 7/1/2041	40	42		5.00%, 12/1/2024	26	27
4.50%, 8/1/2041	49	52		5.00%, 3/1/2028	134	143
4.50%, 9/1/2041	62	65		5.00%, 4/1/2029	11	11
4.50%, 9/1/2041	50	52		5.00%, 9/1/2029	132	140
4.50%, 9/1/2041	246	259		5.00%, 3/1/2030	18	19
4.50%, 10/1/2041	51	54		5.00%, 8/1/2030	22	24
4.50%, 11/1/2041	64	67		5.00%, 5/1/2033	12	13
4.50%, 11/1/2041	55	57		5.00%, 5/1/2033	8	9
4.50%, 11/1/2041	48	51		5.00%, 7/1/2033	56	60
4.50%, 11/1/2041	62	65		5.00%, 8/1/2033	3	3
4.50%, 12/1/2041	61	64		5.00%, 9/1/2033	35	37
4.50%, 4/1/2042	23	24		5.00%, 9/1/2033	27	29
4.50%, 9/1/2042	93	97		5.00%, 11/1/2033	35	37
4.50%, 9/1/2043	149	156		5.00%, 2/1/2034	4	5
4.50%, 9/1/2043	378	396		5.00%, 3/1/2034	6	6
4.50%, 9/1/2043	361	380		5.00%, 5/1/2034	50	54
4.50%, 10/1/2043	387	405		5.00%, 2/1/2035	40	43
4.50%, 11/1/2043	13	14		5.00%, 3/1/2035	6	6
4.50%, 12/1/2043	19	20		5.00%, 4/1/2035	6	6
4.50%, 12/1/2043	145	152		5.00%, 6/1/2035	77	83
4.50%, 1/1/2044	634	663		5.00%, 7/1/2035	9	9
4.50%, 1/1/2044	600	629		5.00%, 7/1/2035	36	38
4.50%, 2/1/2044	331	346		5.00%, 7/1/2035	96	103
4.50%, 3/1/2044	264	276		5.00%, 7/1/2035	173	185
4.50%, 3/1/2044	180	188		5.00%, 7/1/2035	3	3
4.50%, 4/1/2044	41	42		5.00%, 9/1/2035	5	6
4.50%, 4/1/2044	112	117		5.00%, 10/1/2035	18	19
4.50%, 5/1/2044	775	811		5.00%, 1/1/2036	31	34
4.50%, 5/1/2044	143	149		5.00%, 3/1/2036	32	34
4.50%, 5/1/2044	82	86

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
5.00%, 3/1/2036	$20	$22		5.50%, 12/1/2023	$3	$3
5.00%, 4/1/2036	1	2		5.50%, 5/1/2025	2	3
5.00%, 5/1/2036	1	1		5.50%, 6/1/2028	6	7
5.00%, 6/1/2036	67	72		5.50%, 9/1/2028	2	2
5.00%, 7/1/2036	44	47		5.50%, 1/1/2029	4	5
5.00%, 4/1/2037	330	350		5.50%, 12/1/2029	23	25
5.00%, 7/1/2037	13	13		5.50%, 6/1/2033	9	10
5.00%, 2/1/2038	82	88		5.50%, 10/1/2033	178	193
5.00%, 4/1/2038	33	36		5.50%, 4/1/2034	43	47
5.00%, 5/1/2038	1	1		5.50%, 4/1/2034	32	34
5.00%, 6/1/2038	4	4		5.50%, 4/1/2034	23	25
5.00%, 12/1/2038	9	10		5.50%, 5/1/2034	28	30
5.00%, 1/1/2039	28	30		5.50%, 6/1/2034	3	3
5.00%, 1/1/2039	363	388		5.50%, 11/1/2034	24	27
5.00%, 2/1/2039	40	42		5.50%, 1/1/2035	6	7
5.00%, 3/1/2039	1	1		5.50%, 1/1/2035	24	27
5.00%, 3/1/2039	17	18		5.50%, 3/1/2035	10	11
5.00%, 4/1/2039	28	30		5.50%, 4/1/2035	14	15
5.00%, 4/1/2039	37	39		5.50%, 4/1/2035	1	1
5.00%, 4/1/2039	12	13		5.50%, 8/1/2035	3	4
5.00%, 6/1/2039	66	71		5.50%, 9/1/2035	1	1
5.00%, 7/1/2039	161	171		5.50%, 10/1/2035	3	3
5.00%, 7/1/2039	153	163		5.50%, 10/1/2035	5	5
5.00%, 7/1/2039	39	42		5.50%, 11/1/2035	194	211
5.00%, 10/1/2039	31	34		5.50%, 12/1/2035	8	9
5.00%, 12/1/2039	27	29		5.50%, 1/1/2036	3	3
5.00%, 12/1/2039	67	72		5.50%, 2/1/2036	17	19
5.00%, 1/1/2040	60	65		5.50%, 4/1/2036	1	1
5.00%, 2/1/2040	83	90		5.50%, 4/1/2036	29	31
5.00%, 5/1/2040	106	113		5.50%, 5/1/2036	119	129
5.00%, 5/1/2040	17	18		5.50%, 7/1/2036	14	15
5.00%, 6/1/2040	52	56		5.50%, 8/1/2036	39	43
5.00%, 6/1/2040	41	44		5.50%, 9/1/2036	17	18
5.00%, 6/1/2040	7	8		5.50%, 9/1/2036	40	44
5.00%, 8/1/2040	24	26		5.50%, 10/1/2036	39	42
5.00%, 8/1/2040	82	88		5.50%, 11/1/2036	13	14
5.00%, 8/1/2040	17	18		5.50%, 11/1/2036	9	10
5.00%, 9/1/2040	8	8		5.50%, 11/1/2036	5	6
5.00%, 9/1/2040	70	74		5.50%, 12/1/2036	112	121
5.00%, 11/1/2040	28	30		5.50%, 1/1/2037	13	14
5.00%, 2/1/2041	219	235		5.50%, 2/1/2037	26	29
5.00%, 2/1/2041	336	360		5.50%, 3/1/2037	87	94
5.00%, 4/1/2041	22	24		5.50%, 3/1/2037	175	190
5.00%, 5/1/2041	31	34		5.50%, 5/1/2037	369	399
5.00%, 5/1/2041	15	15		5.50%, 5/1/2037	11	12
5.00%, 5/1/2041	31	34		5.50%, 5/1/2037	106	115
5.00%, 5/1/2041	29	31		5.50%, 5/1/2037	1	1
5.00%, 7/1/2041	303	325		5.50%, 6/1/2037	30	32
5.00%, 7/1/2041	7	8		5.50%, 7/1/2037	1	1
5.00%, 9/1/2041	831	892		5.50%, 7/1/2037	3	4
5.00%, 5/1/2042	452	485		5.50%, 8/1/2037	175	190
5.00%, 9/1/2043	371	397		5.50%, 8/1/2037	140	152
5.00%, 10/1/2043	127	134		5.50%, 8/1/2037	140	152
5.00%, 11/1/2043	397	421		5.50%, 1/1/2038	5	5
5.00%, 12/1/2043	328	350		5.50%, 1/1/2038	6	6
5.00%, 1/1/2044	80	85		5.50%, 2/1/2038	37	40
5.00%, 1/1/2044	102	109		5.50%, 2/1/2038	13	14
5.00%, 3/1/2044	329	350		5.50%, 2/1/2038	15	16
5.00%, 3/1/2044	190	202		5.50%, 3/1/2038	9	10
5.00%, 5/1/2044	189	200		5.50%, 3/1/2038	9	10
5.00%, 7/1/2044	146	155		5.50%, 3/1/2038	17	19
5.00%, 8/1/2044	96	102		5.50%, 3/1/2038	53	57
5.00%, 11/1/2044	323	343		5.50%, 5/1/2038	254	273
5.50%, 8/1/2019	4	4		5.50%, 5/1/2038	16	17
5.50%, 5/1/2021	2	2		5.50%, 5/1/2038	5	5
5.50%, 10/1/2021	1	1		5.50%, 6/1/2038	111	119
5.50%, 11/1/2022	7	7		5.50%, 6/1/2038	12	13
5.50%, 11/1/2022	3	3		5.50%, 6/1/2038	2	2
5.50%, 2/1/2023	6	6		5.50%, 6/1/2038	1	1
5.50%, 3/1/2023	5	5		5.50%, 6/1/2038	137	147
5.50%, 4/1/2023	8	8		5.50%, 7/1/2038	10	11
5.50%, 7/1/2023	6	6		5.50%, 7/1/2038	7	8
5.50%, 9/1/2023	5	6

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
5.50%, 8/1/2038	$142	$153		6.50%, 8/1/2034	$15	$17
5.50%, 11/1/2038	5	5		6.50%, 9/1/2034	12	13
5.50%, 11/1/2038	6	6		6.50%, 10/1/2034	4	5
5.50%, 11/1/2038	6	7		6.50%, 7/1/2037	8	9
5.50%, 11/1/2038	3	4		6.50%, 7/1/2037	4	5
5.50%, 11/1/2038	60	65		6.50%, 8/1/2037	3	3
5.50%, 11/1/2038	139	150		6.50%, 10/1/2037	34	37
5.50%, 12/1/2038	11	12		6.50%, 1/1/2038	4	4
5.50%, 12/1/2038	8	8		6.50%, 1/1/2038	131	145
5.50%, 12/1/2038	12	12		6.50%, 2/1/2038	6	6
5.50%, 1/1/2039	13	13		6.50%, 2/1/2038	7	8
5.50%, 4/1/2039	4	4		6.50%, 3/1/2038	27	30
5.50%, 6/1/2039	146	159		6.50%, 3/1/2038	2	2
5.50%, 7/1/2039	34	37		6.50%, 5/1/2038	94	106
5.50%, 9/1/2039	24	26		6.50%, 5/1/2038	6	7
5.50%, 10/1/2039	8	8		6.50%, 9/1/2038	4	5
5.50%, 12/1/2039	15	17		6.50%, 10/1/2039	8	9
5.50%, 12/1/2039	42	46		7.00%, 12/1/2037	7	8
5.50%, 5/1/2040	79	85		7.00%, 12/1/2037	11	12
5.50%, 6/1/2040	6	6		7.50%, 5/1/2031	8	10
5.50%, 7/1/2040	25	27				$293,854
5.50%, 7/1/2041	113	122		Government National Mortgage Association (GNMA) - 8.25%
5.50%, 9/1/2041	34	36		2.50%, 8/20/2027	72	71
5.50%, 9/1/2041	45	49		2.50%, 9/20/2027	151	149
6.00%, 12/1/2032	14	16		2.50%, 1/20/2028	183	179
6.00%, 1/1/2033	4	5		2.50%, 3/20/2028	136	133
6.00%, 10/1/2033	5	5		2.50%, 4/20/2028	137	135
6.00%, 12/1/2033	11	12		2.50%, 7/20/2028	134	131
6.00%, 10/1/2034	16	18		2.50%, 11/20/2030	65	63
6.00%, 12/1/2034	7	7		2.50%, 3/20/2031	162	158
6.00%, 1/1/2035	37	41		2.50%, 4/20/2032	88	86
6.00%, 7/1/2035	28	31		2.50%, 5/20/2032	197	192
6.00%, 7/1/2035	57	63		2.50%, 3/15/2043	189	179
6.00%, 10/1/2035	28	31		2.50%, 7/20/2043	235	225
6.00%, 5/1/2036	1	1		2.50%, 6/20/2045	150	142
6.00%, 5/1/2036	1	2		2.50%, 10/15/2046	93	88
6.00%, 5/1/2036	2	3		2.50%, 11/20/2046	179	170
6.00%, 6/1/2036	19	21		2.50%, 12/20/2046	492	467
6.00%, 2/1/2037	3	4		2.50%, 1/20/2047	572	543
6.00%, 2/1/2037	21	23		3.00%, 1/20/2027	19	19
6.00%, 3/1/2037	16	18		3.00%, 4/15/2027	74	74
6.00%, 3/1/2037	40	44		3.00%, 4/20/2027	127	127
6.00%, 6/1/2037	9	10		3.00%, 9/20/2027	131	131
6.00%, 7/1/2037	3	3		3.00%, 11/20/2027	68	68
6.00%, 9/1/2037	21	24		3.00%, 9/20/2028	82	83
6.00%, 10/1/2037	3	3		3.00%, 10/20/2028	118	118
6.00%, 11/1/2037	5	5		3.00%, 11/20/2028	47	47
6.00%, 11/1/2037	5	5		3.00%, 1/20/2029	36	36
6.00%, 12/1/2037	7	8		3.00%, 5/20/2029	144	144
6.00%, 1/1/2038	128	140		3.00%, 7/20/2030	292	292
6.00%, 1/1/2038	9	10		3.00%, 1/20/2031	182	182
6.00%, 1/1/2038	4	4		3.00%, 7/20/2032	246	245
6.00%, 2/1/2038	4	5		3.00%, 1/20/2033	120	121
6.00%, 3/1/2038	46	50		3.00%, 4/15/2042	21	21
6.00%, 3/1/2038	8	9		3.00%, 8/20/2042	11	11
6.00%, 5/1/2038	4	4		3.00%, 9/20/2042	228	225
6.00%, 5/1/2038	6	6		3.00%, 10/15/2042	300	295
6.00%, 8/1/2038	9	10		3.00%, 12/20/2042	455	449
6.00%, 9/1/2038	35	39		3.00%, 1/20/2043	648	640
6.00%, 10/1/2038	20	22		3.00%, 3/20/2043	280	274
6.00%, 11/1/2038	32	35		3.00%, 3/20/2043	871	860
6.00%, 12/1/2038	4	5		3.00%, 4/15/2043	47	46
6.00%, 10/1/2039	11	12		3.00%, 4/20/2043	1,140	1,126
6.00%, 10/1/2039	10	11		3.00%, 5/15/2043	18	18
6.00%, 4/1/2040	23	25		3.00%, 5/15/2043	12	12
6.00%, 9/1/2040	7	8		3.00%, 5/15/2043	40	40
6.00%, 10/1/2040	27	29		3.00%, 6/15/2043	410	404
6.00%, 10/1/2040	11	13		3.00%, 6/20/2043	251	248
6.00%, 5/1/2041	240	264		3.00%, 7/15/2043	133	131
6.50%, 12/1/2031	1	1		3.00%, 8/15/2043	277	273
6.50%, 3/1/2032	1	1		3.00%, 8/15/2043	257	253
6.50%, 7/1/2032	5	6		3.00%, 8/20/2043	119	117
6.50%, 11/1/2033	7	7

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
3.00%, 9/20/2043	$442	$436	3.50%, 3/20/2043	$507	$510
3.00%, 10/20/2043	220	218	3.50%, 3/20/2043	1,176	1,190
3.00%, 11/20/2043	165	163	3.50%, 4/15/2043	63	63
3.00%, 3/20/2044	324	321	3.50%, 4/15/2043	133	134
3.00%, 5/15/2044	36	36	3.50%, 4/20/2043	316	320
3.00%, 8/20/2044	1,328	1,312	3.50%, 4/20/2043	1,160	1,174
3.00%, 11/15/2044	324	318	3.50%, 6/15/2043	48	48
3.00%, 11/20/2044	523	516	3.50%, 6/15/2043	48	49
3.00%, 12/20/2044	624	615	3.50%, 7/20/2043	805	815
3.00%, 2/15/2045	338	332	3.50%, 8/15/2043	145	146
3.00%, 3/15/2045	79	77	3.50%, 8/20/2043	211	213
3.00%, 4/20/2045	60	59	3.50%, 9/20/2043	737	746
3.00%, 5/20/2045	555	546	3.50%, 1/20/2044	10	10
3.00%, 7/15/2045	251	246	3.50%, 2/20/2044	87	88
3.00%, 7/20/2045	1,736	1,708	3.50%, 4/20/2044	365	369
3.00%, 8/15/2045	258	254	3.50%, 7/20/2044	1,002	1,011
3.00%, 8/20/2045	1,179	1,161	3.50%, 8/20/2044	1,041	1,050
3.00%, 10/20/2045	1,121	1,103	3.50%, 9/15/2044	31	31
3.00%, 11/20/2045	642	631	3.50%, 9/20/2044	385	388
3.00%, 12/20/2045	927	912	3.50%, 10/20/2044	417	420
3.00%, 2/20/2046	298	293	3.50%, 11/20/2044	458	461
3.00%, 3/20/2046	1,565	1,539	3.50%, 12/20/2044	516	519
3.00%, 4/20/2046	1,093	1,076	3.50%, 2/20/2045	515	518
3.00%, 5/20/2046	308	302	3.50%, 5/20/2045	729	734
3.00%, 6/20/2046	395	387	3.50%, 6/20/2045	146	146
3.00%, 7/20/2046	1,211	1,189	3.50%, 7/20/2045	1,050	1,057
3.00%, 8/20/2046	1,238	1,215	3.50%, 8/20/2045	475	478
3.00%, 9/20/2046	1,687	1,656	3.50%, 9/20/2045	255	257
3.00%, 11/15/2046	98	96	3.50%, 10/20/2045	1,925	1,937
3.00%, 11/20/2046	1,671	1,639	3.50%, 11/20/2045	1,543	1,554
3.00%, 11/20/2046	446	437	3.50%, 12/20/2045	961	967
3.00%, 12/20/2046	1,308	1,282	3.50%, 1/20/2046	1,882	1,893
3.00%, 1/20/2047	1,321	1,295	3.50%, 2/20/2046	138	139
3.00%, 7/20/2047	68	66	3.50%, 3/20/2046	1,161	1,168
3.00%, 10/20/2047	1,546	1,514	3.50%, 4/20/2046	1,023	1,029
3.00%, 11/20/2047	739	723	3.50%, 5/20/2046	1,419	1,427
3.00%, 12/20/2047	2,337	2,288	3.50%, 6/20/2046	1,183	1,189
3.00%, 1/20/2048	500	490	3.50%, 7/15/2046	181	182
3.00%, 2/20/2048	573	561	3.50%, 7/20/2046	756	760
3.00%, 7/1/2048	18,500	18,099	3.50%, 8/20/2046	1,171	1,177
3.50%, 12/15/2025	9	9	3.50%, 9/20/2046	1,321	1,327
3.50%, 2/15/2026	32	33	3.50%, 10/20/2046	1,574	1,581
3.50%, 5/15/2026	15	15	3.50%, 11/20/2046	1,202	1,208
3.50%, 3/20/2027	31	32	3.50%, 12/20/2046	1,237	1,243
3.50%, 4/20/2027	50	51	3.50%, 2/20/2047	843	847
3.50%, 9/20/2028	194	198	3.50%, 3/20/2047	1,196	1,202
3.50%, 1/20/2041	51	51	3.50%, 4/20/2047	305	307
3.50%, 11/15/2041	37	37	3.50%, 5/20/2047	884	888
3.50%, 11/20/2041	16	16	3.50%, 6/20/2047	1,362	1,369
3.50%, 1/15/2042	46	46	3.50%, 7/20/2047	1,393	1,400
3.50%, 1/20/2042	74	75	3.50%, 8/20/2047	943	947
3.50%, 2/15/2042	289	292	3.50%, 9/20/2047	300	301
3.50%, 2/15/2042	73	73	3.50%, 10/20/2047	225	226
3.50%, 2/20/2042	70	71	3.50%, 11/20/2047	1,271	1,277
3.50%, 3/15/2042	61	61	3.50%, 12/20/2047	1,468	1,475
3.50%, 3/15/2042	61	61	3.50%, 2/20/2048	325	327
3.50%, 3/20/2042	80	81	3.50%, 7/1/2048(i)	300	301
3.50%, 4/15/2042	153	154	3.50%, 7/1/2048	30,525	30,642
3.50%, 4/15/2042	344	347	4.00%, 7/15/2024	50	52
3.50%, 4/20/2042	160	162	4.00%, 8/15/2024	13	13
3.50%, 5/15/2042	100	100	4.00%, 12/15/2024	11	11
3.50%, 5/15/2042	7	7	4.00%, 11/15/2025	9	10
3.50%, 5/20/2042	1,213	1,227	4.00%, 5/15/2026	12	13
3.50%, 6/20/2042	341	345	4.00%, 6/15/2039	8	8
3.50%, 7/20/2042	1,351	1,367	4.00%, 7/20/2040	29	30
3.50%, 8/15/2042	78	79	4.00%, 8/15/2040	27	28
3.50%, 8/20/2042	260	263	4.00%, 8/15/2040	117	121
3.50%, 10/20/2042	794	804	4.00%, 9/15/2040	53	54
3.50%, 1/15/2043	270	271	4.00%, 9/15/2040	24	25
3.50%, 1/15/2043	450	455	4.00%, 9/15/2040	5	5
3.50%, 1/20/2043	401	406	4.00%, 10/15/2040	42	44
3.50%, 2/20/2043	1,220	1,234	4.00%, 11/15/2040	6	6

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
4.00%, 11/15/2040	$29	$30	4.00%, 5/20/2046	$308	$317
4.00%, 11/20/2040	24	25	4.00%, 1/20/2047	1,360	1,395
4.00%, 12/20/2040	48	50	4.00%, 2/20/2047	1,182	1,212
4.00%, 1/15/2041	27	28	4.00%, 3/20/2047	1,174	1,207
4.00%, 1/15/2041	73	75	4.00%, 5/20/2047	1,589	1,632
4.00%, 1/15/2041	45	46	4.00%, 6/20/2047	1,568	1,610
4.00%, 1/20/2041	77	80	4.00%, 7/20/2047	2,297	2,364
4.00%, 5/15/2041	21	22	4.00%, 8/20/2047	183	188
4.00%, 5/15/2041	41	43	4.00%, 7/1/2048	7,775	7,969
4.00%, 7/20/2041	26	27	4.50%, 4/20/2026	8	9
4.00%, 8/15/2041	116	119	4.50%, 11/20/2033	6	6
4.00%, 8/15/2041	19	19	4.50%, 2/15/2039	161	169
4.00%, 8/15/2041	41	42	4.50%, 3/15/2039	17	18
4.00%, 9/15/2041	65	67	4.50%, 3/15/2039	30	32
4.00%, 9/15/2041	89	92	4.50%, 3/15/2039	68	72
4.00%, 9/15/2041	30	30	4.50%, 3/15/2039	23	25
4.00%, 9/15/2041	36	38	4.50%, 3/20/2039	34	36
4.00%, 9/20/2041	129	134	4.50%, 4/15/2039	49	52
4.00%, 10/15/2041	25	25	4.50%, 4/15/2039	51	54
4.00%, 10/15/2041	39	40	4.50%, 4/15/2039	26	27
4.00%, 11/15/2041	145	149	4.50%, 5/15/2039	7	7
4.00%, 11/20/2041	47	49	4.50%, 5/15/2039	63	66
4.00%, 12/15/2041	41	42	4.50%, 5/15/2039	60	63
4.00%, 12/15/2041	8	9	4.50%, 5/15/2039	8	8
4.00%, 12/20/2041	45	47	4.50%, 5/15/2039	182	191
4.00%, 1/15/2042	65	67	4.50%, 6/15/2039	59	63
4.00%, 1/15/2042	17	18	4.50%, 7/15/2039	13	14
4.00%, 1/20/2042	246	255	4.50%, 8/15/2039	68	72
4.00%, 2/20/2042	194	200	4.50%, 11/15/2039	12	13
4.00%, 3/15/2042	136	139	4.50%, 11/15/2039	282	298
4.00%, 3/15/2042	102	105	4.50%, 12/15/2039	59	63
4.00%, 3/20/2042	236	244	4.50%, 1/15/2040	70	74
4.00%, 4/20/2042	203	210	4.50%, 2/15/2040	10	11
4.00%, 5/15/2042	378	389	4.50%, 2/15/2040	8	9
4.00%, 5/20/2042	19	20	4.50%, 2/15/2040	14	14
4.00%, 7/20/2042	470	486	4.50%, 2/15/2040	15	16
4.00%, 6/20/2043	64	66	4.50%, 2/15/2040	30	32
4.00%, 8/15/2043	14	14	4.50%, 2/15/2040	10	10
4.00%, 9/15/2043	276	283	4.50%, 4/15/2040	462	489
4.00%, 9/20/2043	85	88	4.50%, 5/15/2040	17	17
4.00%, 10/20/2043	130	135	4.50%, 6/15/2040	14	15
4.00%, 11/20/2043	299	309	4.50%, 6/15/2040	20	21
4.00%, 2/20/2044	708	731	4.50%, 7/15/2040	324	341
4.00%, 3/15/2044	284	291	4.50%, 7/15/2040	20	21
4.00%, 4/20/2044	344	355	4.50%, 7/15/2040	17	18
4.00%, 5/20/2044	463	478	4.50%, 8/15/2040	34	36
4.00%, 6/20/2044	344	355	4.50%, 8/15/2040	30	31
4.00%, 7/20/2044	1,377	1,422	4.50%, 8/15/2040	94	99
4.00%, 8/20/2044	967	998	4.50%, 8/15/2040	42	45
4.00%, 9/20/2044	865	894	4.50%, 8/15/2040	26	28
4.00%, 10/20/2044	1,154	1,192	4.50%, 9/15/2040	34	36
4.00%, 11/20/2044	528	546	4.50%, 9/15/2040	36	38
4.00%, 12/20/2044	920	950	4.50%, 10/15/2040	41	43
4.00%, 1/15/2045	69	71	4.50%, 12/15/2040	18	19
4.00%, 1/20/2045	763	788	4.50%, 1/20/2041	37	38
4.00%, 3/15/2045	59	60	4.50%, 1/20/2041	53	56
4.00%, 4/15/2045	40	41	4.50%, 2/20/2041	52	54
4.00%, 4/20/2045	500	516	4.50%, 2/20/2041	41	43
4.00%, 5/15/2045	300	308	4.50%, 3/15/2041	16	17
4.00%, 7/15/2045	86	88	4.50%, 3/15/2041	87	92
4.00%, 7/20/2045	210	216	4.50%, 3/20/2041	40	42
4.00%, 8/1/2045	1,700	1,739	4.50%, 3/20/2041	23	24
4.00%, 8/15/2045	49	51	4.50%, 4/15/2041	16	17
4.00%, 8/20/2045	592	611	4.50%, 4/15/2041	37	39
4.00%, 9/20/2045	854	882	4.50%, 4/20/2041	41	43
4.00%, 10/20/2045	443	458	4.50%, 5/15/2041	32	33
4.00%, 11/20/2045	157	162	4.50%, 5/15/2041	21	22
4.00%, 12/15/2045	203	208	4.50%, 6/15/2041	87	92
4.00%, 12/20/2045	386	399	4.50%, 6/20/2041	137	144
4.00%, 1/20/2046	249	257	4.50%, 7/15/2041	16	17
4.00%, 2/20/2046	367	379	4.50%, 7/15/2041	193	202
4.00%, 4/20/2046	609	628	4.50%, 7/15/2041	62	65

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
4.50%, 7/20/2041	$269	$283	5.00%, 9/15/2039	$27	$29
4.50%, 7/20/2041	11	11	5.00%, 11/15/2039	42	45
4.50%, 8/15/2041	90	95	5.00%, 12/15/2039	45	48
4.50%, 8/20/2041	100	106	5.00%, 2/15/2040	43	46
4.50%, 9/20/2041	25	26	5.00%, 2/15/2040	32	34
4.50%, 11/20/2041	372	391	5.00%, 2/15/2040	47	50
4.50%, 12/20/2041	27	28	5.00%, 4/15/2040	26	27
4.50%, 1/20/2042	187	197	5.00%, 5/15/2040	29	31
4.50%, 2/20/2042	96	101	5.00%, 5/15/2040	13	14
4.50%, 3/20/2042	24	25	5.00%, 5/20/2040	8	9
4.50%, 4/20/2042	45	47	5.00%, 6/15/2040	55	59
4.50%, 5/20/2042	51	54	5.00%, 6/15/2040	25	27
4.50%, 5/20/2043	221	232	5.00%, 6/15/2040	39	42
4.50%, 6/20/2043	206	216	5.00%, 6/15/2040	3	4
4.50%, 8/20/2043	33	34	5.00%, 6/20/2040	38	41
4.50%, 9/20/2043	103	109	5.00%, 7/15/2040	20	21
4.50%, 10/20/2043	191	201	5.00%, 7/20/2040	37	40
4.50%, 11/20/2043	613	646	5.00%, 1/20/2041	21	23
4.50%, 3/20/2044	829	873	5.00%, 2/20/2041	48	52
4.50%, 4/20/2044	37	39	5.00%, 4/15/2041	295	312
4.50%, 5/20/2044	602	634	5.00%, 5/20/2041	42	45
4.50%, 7/20/2044	308	325	5.00%, 6/20/2041	11	12
4.50%, 9/20/2044	20	21	5.00%, 7/20/2041	17	19
4.50%, 10/20/2044	44	46	5.00%, 8/20/2041	119	127
4.50%, 11/20/2044	83	88	5.00%, 10/20/2041	16	17
4.50%, 12/20/2044	133	140	5.00%, 11/20/2041	47	50
4.50%, 2/20/2045	351	369	5.00%, 12/20/2041	35	37
4.50%, 3/20/2045	157	165	5.00%, 2/20/2042	164	175
4.50%, 4/20/2045	196	206	5.00%, 3/20/2042	35	38
4.50%, 6/20/2045	56	59	5.00%, 4/20/2042	112	119
4.50%, 8/1/2045	1,200	1,245	5.00%, 12/20/2042	319	340
4.50%, 10/20/2045	106	112	5.00%, 1/20/2043	58	62
4.50%, 12/20/2045	91	95	5.00%, 5/20/2043	67	72
4.50%, 6/20/2046	222	234	5.00%, 7/20/2043	169	180
4.50%, 9/15/2046	170	177	5.00%, 11/20/2043	189	201
4.50%, 12/20/2046	614	647	5.00%, 1/20/2044	128	136
4.50%, 2/20/2047	451	473	5.00%, 2/20/2044	180	192
4.50%, 4/20/2047	362	378	5.00%, 3/20/2044	115	122
4.50%, 6/15/2047	116	121	5.00%, 5/20/2044	52	55
4.50%, 6/15/2047	298	310	5.00%, 7/20/2044	95	101
4.50%, 8/20/2047	835	869	5.00%, 8/20/2044	45	48
4.50%, 10/20/2047	442	460	5.00%, 12/20/2044	77	82
4.50%, 7/1/2048	950	987	5.00%, 8/1/2045	75	79
5.00%, 8/15/2033	42	45	5.00%, 10/20/2045	94	100
5.00%, 2/15/2034	50	53	5.00%, 12/20/2045	162	173
5.00%, 7/15/2035	128	137	5.00%, 4/20/2046	267	285
5.00%, 8/15/2035	30	32	5.50%, 1/15/2024	5	5
5.00%, 4/20/2037	3	3	5.50%, 11/15/2033	28	31
5.00%, 4/20/2038	238	255	5.50%, 3/15/2034	7	8
5.00%, 5/15/2038	56	60	5.50%, 4/15/2034	8	8
5.00%, 6/20/2038	24	26	5.50%, 7/15/2034	6	7
5.00%, 8/15/2038	81	87	5.50%, 11/15/2034	24	27
5.00%, 10/15/2038	14	15	5.50%, 2/15/2035	15	16
5.00%, 1/15/2039	66	70	5.50%, 3/15/2036	7	8
5.00%, 1/15/2039	88	94	5.50%, 4/15/2036	7	8
5.00%, 2/15/2039	75	80	5.50%, 12/15/2036	9	10
5.00%, 2/15/2039	80	85	5.50%, 4/15/2037	28	30
5.00%, 3/15/2039	123	131	5.50%, 5/15/2038	10	11
5.00%, 4/15/2039	108	115	5.50%, 6/15/2038	17	19
5.00%, 5/15/2039	9	9	5.50%, 8/15/2038	92	99
5.00%, 6/15/2039	44	47	5.50%, 8/15/2038	30	32
5.00%, 6/15/2039	27	28	5.50%, 9/15/2038	13	14
5.00%, 6/20/2039	30	32	5.50%, 10/20/2038	29	31
5.00%, 7/15/2039	53	56	5.50%, 11/15/2038	9	10
5.00%, 7/15/2039	17	18	5.50%, 12/20/2038	11	12
5.00%, 7/15/2039	19	20	5.50%, 1/15/2039	6	6
5.00%, 7/15/2039	22	24	5.50%, 1/15/2039	18	19
5.00%, 8/15/2039	32	35	5.50%, 1/15/2039	3	3
5.00%, 9/15/2039	24	26	5.50%, 1/15/2039	40	43
5.00%, 9/15/2039	28	30	5.50%, 2/15/2039	7	8
5.00%, 9/15/2039	33	35	5.50%, 2/20/2039	66	71
5.00%, 9/15/2039	10	11	5.50%, 5/15/2039	3	3

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)			U.S. Treasury (continued)
5.50%, 12/15/2039	$16	$17	1.38%, 5/31/2020	$2,250	$2,201
5.50%, 1/15/2040	131	143	1.38%, 8/31/2020	4,485	4,374
5.50%, 3/15/2040	59	63	1.38%, 9/15/2020	4,230	4,123
5.50%, 4/15/2040	178	194	1.38%, 9/30/2020	5,400	5,260
5.50%, 6/20/2040	80	86	1.38%, 10/31/2020	6,785	6,601
5.50%, 7/20/2040	21	23	1.38%, 1/31/2021	5,650	5,478
5.50%, 11/15/2040	19	20	1.38%, 4/30/2021	2,410	2,329
5.50%, 12/20/2040	16	17	1.38%, 5/31/2021	2,465	2,379
5.50%, 1/20/2041	252	273	1.38%, 6/30/2023	4,320	4,046
5.50%, 4/20/2041	43	47	1.38%, 8/31/2023	5,660	5,286
5.50%, 10/20/2041	39	43	1.38%, 9/30/2023	5,540	5,167
5.50%, 11/20/2041	44	48	1.50%, 10/31/2019	7,068	6,980
5.50%, 10/20/2042	109	119	1.50%, 11/30/2019	7,480	7,379
5.50%, 11/20/2042	108	117	1.50%, 4/15/2020	2,765	2,716
5.50%, 6/20/2043	106	114	1.50%, 5/15/2020	4,175	4,097
5.50%, 9/20/2043	138	149	1.50%, 5/31/2020	4,230	4,148
5.50%, 1/20/2047	72	76	1.50%, 6/15/2020	3,575	3,505
6.00%, 7/15/2032	1	1	1.50%, 7/15/2020	1,440	1,410
6.00%, 12/15/2032	1	1	1.50%, 8/15/2020	2,795	2,734
6.00%, 10/15/2034	21	23	1.50%, 1/31/2022	4,754	4,564
6.00%, 4/15/2035	16	17	1.50%, 2/28/2023	5,120	4,847
6.00%, 4/15/2036	8	9	1.50%, 3/31/2023	3,340	3,159
6.00%, 6/15/2036	15	17	1.50%, 8/15/2026	10,725	9,686
6.00%, 4/15/2037	30	34	1.63%, 7/31/2019	275	273
6.00%, 5/15/2037	25	27	1.63%, 8/31/2019	5,270	5,222
6.00%, 10/20/2037	37	42	1.63%, 12/31/2019	7,205	7,116
6.00%, 11/20/2037	15	16	1.63%, 3/15/2020	3,535	3,483
6.00%, 1/15/2038	15	16	1.63%, 6/30/2020	4,050	3,978
6.00%, 8/15/2038	10	11	1.63%, 7/31/2020	4,500	4,415
6.00%, 1/15/2039	82	89	1.63%, 10/15/2020	2,858	2,798
6.00%, 9/15/2039	19	21	1.63%, 11/30/2020	4,280	4,184
6.00%, 9/15/2039	44	49	1.63%, 8/15/2022	1,990	1,906
6.00%, 11/15/2039	63	69	1.63%, 8/31/2022	3,960	3,792
6.00%, 1/20/2042	36	39	1.63%, 11/15/2022	3,840	3,668
6.50%, 10/20/2028	1	1	1.63%, 4/30/2023	4,810	4,570
6.50%, 5/20/2029	1	1	1.63%, 5/31/2023	3,540	3,361
6.50%, 5/20/2032	4	5	1.63%, 10/31/2023	6,020	5,683
6.50%, 5/15/2037	30	33	1.63%, 2/15/2026	7,092	6,506
6.50%, 8/20/2038	12	14	1.63%, 5/15/2026	7,295	6,673
7.00%, 3/15/2029	2	2	1.75%, 9/30/2019	7,295	7,233
7.00%, 7/15/2031	1	1	1.75%, 11/30/2019	3,100	3,069
		$201,596	1.75%, 10/31/2020	3,000	2,944
U.S. Treasury - 37.70%			1.75%, 11/15/2020	5,000	4,905
0.75%, 8/15/2019	3,850	3,780	1.75%, 12/31/2020	3,975	3,894
0.88%, 9/15/2019	3,645	3,578	1.75%, 11/30/2021	4,865	4,721
1.00%, 8/31/2019	980	964	1.75%, 2/28/2022	3,615	3,498
1.00%, 9/30/2019	3,280	3,222	1.75%, 3/31/2022	4,435	4,288
1.00%, 10/15/2019	3,350	3,289	1.75%, 4/30/2022	3,885	3,752
1.00%, 11/15/2019	1,835	1,799	1.75%, 5/15/2022	3,950	3,814
1.00%, 11/30/2019	2,330	2,283	1.75%, 5/31/2022	5,280	5,095
1.13%, 12/31/2019	3,130	3,068	1.75%, 6/30/2022	3,700	3,567
1.13%, 3/31/2020	4,640	4,530	1.75%, 9/30/2022	3,330	3,203
1.13%, 4/30/2020	2,442	2,381	1.75%, 1/31/2023	5,280	5,060
1.13%, 2/28/2021	6,000	5,773	1.75%, 5/15/2023	7,217	6,895
1.13%, 6/30/2021	2,000	1,914	1.88%, 12/31/2019	2,500	2,478
1.13%, 7/31/2021	3,500	3,344	1.88%, 6/30/2020	3,290	3,248
1.13%, 8/31/2021	4,435	4,231	1.88%, 12/15/2020	2,905	2,856
1.13%, 9/30/2021	3,830	3,649	1.88%, 11/30/2021	5,792	5,645
1.25%, 8/31/2019	3,530	3,483	1.88%, 1/31/2022	3,580	3,483
1.25%, 10/31/2019	1,300	1,280	1.88%, 2/28/2022	4,000	3,888
1.25%, 1/31/2020	5,000	4,904	1.88%, 3/31/2022	3,700	3,594
1.25%, 2/29/2020	2,120	2,077	1.88%, 4/30/2022	6,000	5,822
1.25%, 3/31/2021	5,240	5,052	1.88%, 5/31/2022	4,785	4,640
1.25%, 10/31/2021	3,270	3,124	1.88%, 7/31/2022	4,020	3,892
1.25%, 7/31/2023	4,000	3,717	1.88%, 8/31/2022	3,810	3,686
1.38%, 7/31/2019	525	519	1.88%, 9/30/2022	4,005	3,872
1.38%, 9/30/2019	3,805	3,756	1.88%, 10/31/2022	4,000	3,864
1.38%, 12/15/2019	2,750	2,707	1.88%, 8/31/2024	3,265	3,097
1.38%, 1/31/2020	1,500	1,474	2.00%, 1/31/2020	940	933
1.38%, 2/15/2020	3,000	2,946	2.00%, 7/31/2020	1,664	1,645
1.38%, 2/29/2020	4,180	4,103	2.00%, 9/30/2020	3,000	2,963
1.38%, 3/31/2020	4,965	4,868	2.00%, 11/30/2020	500	493
1.38%, 4/30/2020	4,370	4,281

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
U.S. Treasury (continued)				U.S. Treasury (continued)
2.00%, 1/15/2021	$2,990	$2,946		2.75%, 5/31/2023	$5,000	$5,006
2.00%, 2/28/2021	1,920	1,890		2.75%, 11/15/2023	7,506	7,503
2.00%, 5/31/2021	3,800	3,734		2.75%, 2/15/2024	7,041	7,032
2.00%, 8/31/2021	5,345	5,241		2.75%, 2/28/2025	3,535	3,522
2.00%, 10/31/2021	3,120	3,055		2.75%, 6/30/2025(g)	3,635	3,619
2.00%, 11/15/2021	4,985	4,880		2.75%, 2/15/2028	8,605	8,531
2.00%, 12/31/2021	2,890	2,826		2.75%, 8/15/2042	1,591	1,531
2.00%, 2/15/2022	2,545	2,486		2.75%, 11/15/2042	2,610	2,511
2.00%, 7/31/2022	3,331	3,241		2.75%, 8/15/2047	4,280	4,084
2.00%, 10/31/2022	4,050	3,932		2.75%, 11/15/2047	4,975	4,747
2.00%, 11/30/2022	7,770	7,541		2.88%, 4/30/2025	3,485	3,499
2.00%, 2/15/2023	3,897	3,775		2.88%, 5/31/2025	6,115	6,138
2.00%, 4/30/2024	2,480	2,376		2.88%, 5/15/2028	6,145	6,157
2.00%, 5/31/2024	2,295	2,197		2.88%, 5/15/2043	5,703	5,604
2.00%, 6/30/2024	3,295	3,151		2.88%, 8/15/2045	6,505	6,375
2.00%, 2/15/2025	6,940	6,600		2.88%, 11/15/2046	4,690	4,592
2.00%, 8/15/2025	6,235	5,906		3.00%, 5/15/2042	1,500	1,509
2.00%, 11/15/2026	9,070	8,500		3.00%, 11/15/2044	4,745	4,764
2.13%, 8/31/2020	3,300	3,270		3.00%, 5/15/2045	4,260	4,277
2.13%, 1/31/2021	2,505	2,475		3.00%, 11/15/2045	4,735	4,752
2.13%, 6/30/2021	3,000	2,957		3.00%, 2/15/2047	4,540	4,556
2.13%, 8/15/2021	4,040	3,978		3.00%, 5/15/2047	4,900	4,914
2.13%, 9/30/2021	3,055	3,005		3.00%, 2/15/2048	4,800	4,816
2.13%, 12/31/2021	4,435	4,355		3.13%, 5/15/2021	2,420	2,453
2.13%, 6/30/2022	2,345	2,294		3.13%, 2/15/2042	1,618	1,663
2.13%, 12/31/2022	5,110	4,982		3.13%, 2/15/2043	5,020	5,154
2.13%, 11/30/2023	3,130	3,030		3.13%, 8/15/2044	4,100	4,210
2.13%, 2/29/2024	4,170	4,028		3.13%, 5/15/2048	3,070	3,155
2.13%, 3/31/2024	2,880	2,780		3.38%, 11/15/2019	3,840	3,886
2.13%, 7/31/2024	3,310	3,186		3.38%, 5/15/2044	5,540	5,937
2.13%, 9/30/2024	3,770	3,624		3.50%, 5/15/2020	3,097	3,151
2.13%, 11/30/2024	2,460	2,362		3.50%, 2/15/2039	3,400	3,704
2.13%, 5/15/2025	3,960	3,789		3.63%, 8/15/2019	7,108	7,202
2.25%, 2/29/2020	3,415	3,401		3.63%, 2/15/2020	7,276	7,405
2.25%, 3/31/2020	3,590	3,574		3.63%, 2/15/2021	6,000	6,153
2.25%, 2/15/2021	3,170	3,142		3.63%, 8/15/2043	3,430	3,823
2.25%, 3/31/2021	2,320	2,298		3.63%, 2/15/2044	5,170	5,768
2.25%, 4/30/2021	3,137	3,106		3.75%, 8/15/2041	1,650	1,868
2.25%, 7/31/2021	1,610	1,592		3.75%, 11/15/2043	6,050	6,878
2.25%, 12/31/2023	2,575	2,507		3.88%, 8/15/2040	2,194	2,525
2.25%, 1/31/2024	2,850	2,773		4.25%, 5/15/2039	2,514	3,032
2.25%, 10/31/2024	3,336	3,229		4.25%, 11/15/2040	2,060	2,498
2.25%, 11/15/2024	6,663	6,447		4.38%, 2/15/2038	1,010	1,231
2.25%, 12/31/2024	3,000	2,901		4.38%, 11/15/2039	2,400	2,948
2.25%, 11/15/2025	6,755	6,497		4.38%, 5/15/2040	1,619	1,992
2.25%, 2/15/2027	8,080	7,710		4.38%, 5/15/2041	1,370	1,692
2.25%, 8/15/2027	7,535	7,172		4.50%, 2/15/2036	1,070	1,308
2.25%, 11/15/2027	6,660	6,331		4.50%, 5/15/2038	940	1,165
2.25%, 8/15/2046	5,560	4,789		4.50%, 8/15/2039	1,126	1,404
2.38%, 4/30/2020	3,845	3,835		4.63%, 2/15/2040	2,400	3,046
2.38%, 12/31/2020	2,309	2,297		4.75%, 2/15/2037	1,960	2,484
2.38%, 3/15/2021	4,355	4,329		4.75%, 2/15/2041	2,628	3,406
2.38%, 4/15/2021	3,600	3,577		5.00%, 5/15/2037	320	418
2.38%, 1/31/2023	4,235	4,172		5.25%, 11/15/2028	1,715	2,081
2.38%, 8/15/2024	9,395	9,172		5.38%, 2/15/2031	2,706	3,419
2.38%, 5/15/2027	9,095	8,759		5.50%, 8/15/2028	3,000	3,693
2.50%, 5/31/2020	4,020	4,018		6.13%, 11/15/2027	855	1,084
2.50%, 6/30/2020(g)	4,120	4,117		6.25%, 5/15/2030	840	1,124
2.50%, 3/31/2023	4,190	4,148		6.38%, 8/15/2027	330	424
2.50%, 8/15/2023	482	476		6.50%, 11/15/2026	190	242
2.50%, 5/15/2024	7,705	7,584		6.63%, 2/15/2027	1,000	1,290
2.50%, 1/31/2025	3,485	3,421		6.75%, 8/15/2026	150	193
2.50%, 2/15/2045	5,395	4,919		6.88%, 8/15/2025	1,000	1,262
2.50%, 2/15/2046	4,075	3,705		8.00%, 11/15/2021	510	596
2.50%, 5/15/2046	6,425	5,838		8.13%, 8/15/2019	1,000	1,062
2.63%, 8/15/2020	6,810	6,819				$921,113
2.63%, 11/15/2020	5,532	5,538		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
2.63%, 5/15/2021	3,775	3,775		OBLIGATIONS		$1,606,483
2.63%, 6/15/2021	3,875	3,875		Total Investments		$2,616,668
2.63%, 2/28/2023	4,265	4,248		Other Assets and Liabilities - (7.09)%		$(173,304)
2.63%, 6/30/2023(g)	4,360	4,339		TOTAL NET ASSETS - 100.00%		$2,443,364
2.63%, 3/31/2025	1,805	1,784
2.75%, 4/30/2023	4,205	4,209

See accompanying notes.

Schedule of Investments
Bond Market Index Account
June 30, 2018 (unaudited)

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield shown is as of period end.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $7,484 or 0.31% of net assets.
(d)	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate and may convert to a variable rate or floating rate in the future.
(e)	Non-income producing security
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(g)	Security purchased on a when-issued basis.
(h)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(i)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.

Portfolio Summary (unaudited)
Sector		Percent
Government		42.24%
Mortgage Securities		29.96%
Financial		8.34%
Investment Companies		7.75%
Consumer, Non-cyclical		4.49%
Energy		2.72%
Communications		2.51%
Industrial		1.92%
Technology		1.78%
Utilities		1.74%
Consumer, Cyclical		1.60%
Basic Materials		0.65%
Asset Backed Securities		0.63%
Revenue Bonds		0.39%
General Obligation Unlimited		0.28%
Insured		0.08%
General Obligation Limited		0.01%
Investments Sold Short		(0.01)%
Other Assets and Liabilities		(7.08)%
TOTAL NET ASSETS		100.00%

Affiliated Securities	December 31, 2017		Purchases		Sales	June 30, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.72%		$193,575		$229,671	$233,800	$189,446
		$193,575		$229,671	$233,800	$189,446

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.72%	$1,318		$—		$—	$—
	$1,318		$—		$—	$—
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Bond Market Index Account
		June 30, 2018 (unaudited)

		Short Sales Outstanding

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (0.01)%	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) -
0.00%
2.00%, 7/1/2033	$100	$95

Federal National Mortgage Association (FNMA) - 0.00%
2.50%, 7/1/2048	75	70

Government National Mortgage Association (GNMA) -
(0.01)%
2.50%, 7/1/2048	100	95
2.50%, 7/1/2048	75	71
		$166
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY $		331
OBLIGATIONS (proceeds $329)
TOTAL SHORT SALES (proceeds $329)		$331

See accompanying notes.

Schedule of Investments Core Plus Bond Account June 30, 2018 (unaudited)

COMMON STOCKS - 0.02%	Shares Held	Value (000's)		Principal
Oil & Gas - 0.02%			BONDS (continued)	Amount (000's) Value (000's)
Patterson-UTI Energy Inc	3,386	$62	Airlines - 0.50%
			American Airlines 2013-1 Class B Pass
Telecommunications - 0.00%			Through Trust
Goodman Networks Inc (a),(b),(c),(d)	1,720	—	5.63%, 7/15/2022(g)	$152	$154
			American Airlines 2014-1 Class A Pass
TOTAL COMMON STOCKS		$62	Through Trust
INVESTMENT COMPANIES - 4.69%	Shares Held	Value (000's)	3.70%, 4/1/2028	133	129
Money Market Funds - 4.69%			American Airlines 2015-1 Class A Pass
Principal Government Money Market Fund	13,357,744	13,358	Through Trust
1.72%(e),(f)			3.38%, 11/1/2028	26	25
			American Airlines 2015-1 Class B Pass
TOTAL INVESTMENT COMPANIES		$13,358	Through Trust
PREFERRED STOCKS - 0.07%	Shares Held	Value (000's)	3.70%, 11/1/2024	14	14
Agriculture - 0.03%			American Airlines 2016-3 Class A Pass
Pinnacle Operating Corp 0.00% (a),(c),(d)	81,952	$75	Through Trust
			3.25%, 4/15/2030	71	68
Telecommunications - 0.04%			American Airlines 2017-1 Class AA Pass
Goodman Networks Inc 0.00% (a),(b),(c),(d)	2,047	3	Through Trust
Verizon Communications Inc 5.90%,	5,000	129	3.65%, 8/15/2030	159	154
2/15/2054			Continental Airlines 2007-1 Class A Pass
			Through Trust
		$132	5.98%, 10/19/2023	98	104
TOTAL PREFERRED STOCKS		$207	United Airlines 2014-2 Class A Pass Through
	Principal		Trust
BONDS - 64.75%	Amount (000's)	Value (000's)	3.75%, 3/3/2028	257	255
Aerospace & Defense - 0.36%			United Airlines 2018-1 Class A Pass Through
Air 2 US			Trust
8.63%, 10/1/2020(g)	$6	$6
			3.70%, 9/1/2031	205	200
BBA US Holdings Inc			United Airlines 2018-1 Class AA Pass
5.38%, 5/1/2026 (g)	25	25
			Through Trust
Bombardier Inc			3.50%, 9/1/2031	200	194
6.13%, 1/15/2023(g)	30	30
7.50%, 12/1/2024(g)	70	74	US Airways 2001-1G Pass Through Trust
7.50%, 3/15/2025(g)	185	193	7.08%, 9/20/2022	13	14
8.75%, 12/1/2021(g)	40	44	US Airways 2013-1 Class A Pass Through
			Trust
Triumph Group Inc			3.95%, 5/15/2027	112	111
7.75%, 8/15/2025	220	218			$1,422
United Technologies Corp			Automobile Asset Backed Securities - 7.19%
2.80%, 5/4/2024	420	398	Ally Auto Receivables Trust 2016-2
5.40%, 5/1/2035	40	43	1.35%, 5/15/2020	299	298
		$1,031	AmeriCredit Automobile Receivables 2015-4
Agriculture - 1.73%			2.11%, 1/8/2021	425	424
Altria Group Inc			2.88%, 7/8/2021	475	475
2.85%, 8/9/2022	480	469	AmeriCredit Automobile Receivables 2016-1
4.00%, 1/31/2024	235	238	2.89%, 1/10/2022	700	699
4.50%, 5/2/2043	100	96	AmeriCredit Automobile Receivables Trust
5.38%, 1/31/2044	660	715	2016-2
BAT Capital Corp			2.87%, 11/8/2021	425	424
2.95%, 8/14/2020(g)	200	201
3 Month LIBOR + 0.59%			Americredit Automobile Receivables Trust
			2016-4
3.22%, 8/15/2024(g)	170	161
4.39%, 8/15/2037(g)	45	42	1.34%, 4/8/2020	280	280
4.54%, 8/15/2047(g)	360	336	AmeriCredit Automobile Receivables Trust
			2017-4
BAT International Finance PLC			2.27%, 5/18/2021	1,707	1,707
2.75%, 6/15/2020(g)	35	35	1 Month LIBOR + 0.18%

Imperial Brands Finance PLC			Capital Auto Receivables Asset Trust 2017-1
3.75%, 7/21/2022(g)	220	218	2.70%, 9/20/2022(g)	585	575
4.25%, 7/21/2025(g)	410	408
			Drive Auto Receivables Trust 2016-C
MHP Lux SA			2.37%, 11/16/2020 (g)	280	280
6.95%, 4/3/2026 (g)	350	328
			Drive Auto Receivables Trust 2017-2
Philip Morris International Inc			2.25%, 6/15/2021	450	449
1.88%, 2/25/2021	245	237	Drive Auto Receivables Trust 2017-3
2.38%, 8/17/2022	120	115	2.30%, 5/17/2021	500	499
4.38%, 11/15/2041	20	19	Drive Auto Receivables Trust 2017-A
Pinnacle Operating Corp			2.51%, 1/15/2021(g)	315	315
9.00%, 5/15/2023(g)	118	111
			Drive Auto Receivables Trust 2018-1
Reynolds American Inc			2.23%, 4/15/2020	600	600
3.25%, 6/12/2020	108	108	Drive Auto Receivables Trust 2018-2
5.70%, 8/15/2035	300	322	2.83%, 9/15/2020	1,175	1,175
6.88%, 5/1/2020	580	615	Ford Credit Auto Owner Trust 2016-A
7.00%, 8/4/2041	120	146	1.39%, 7/15/2020	228	227
		$4,920	GM Financial Automobile Leasing Trust
			2016-3
			1.97%, 5/20/2020	300	298

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2018 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Automobile Asset Backed Securities (continued)			Automobile Parts & Equipment (continued)
GM Financial Automobile Leasing Trust			Allison Transmission Inc (continued)
2016-3 (continued)			5.00%, 10/1/2024(g)	$75	$74
2.38%, 5/20/2020	$300	$298	American Axle & Manufacturing Inc
GM Financial Automobile Leasing Trust			6.25%, 4/1/2025	160	159
2017-1			Dana Inc
2.48%, 8/20/2020	300	297	5.50%, 12/15/2024	85	84
2.74%, 8/20/2020	200	198	IHO Verwaltungs GmbH
GM Financial Automobile Leasing Trust			4.75%, PIK 5.50%, 9/15/2026(g),(h),(i)	25	24
2017-2			Schaeffler Finance BV
1.72%, 1/21/2020	641	638	4.75%, 5/15/2023(g)	200	198
GM Financial Automobile Leasing Trust					$548
2017-3			Banks - 7.77%
2.01%, 11/20/2020	850	840	Bank of America Corp
2.32%, 1/21/2020	421	421	3.13%, 2/5/2026	190	187
1 Month LIBOR + 0.24%			3 Month LIBOR + 0.77%
GM Financial Automobile Leasing Trust			3.42%, 12/20/2028 (j)	175	165
2018-2			3 Month LIBOR + 1.04%
2.58%, 7/20/2020(b),(d)	3,000	3,000	4.20%, 8/26/2024	925	930
1 Month LIBOR + 2.20%			4.25%, 10/22/2026	561	554
Hertz Fleet Lease Funding LP			5.88%, 12/31/2049 (j),(k)	600	587
2.55%, 5/10/2032(g)	500	500	3 Month LIBOR + 2.93%
1 Month LIBOR + 0.50%			Bank of New York Mellon Corp/The
Hyundai Auto Receivables Trust 2017-A			4.62%, 12/31/2049 (j),(k)	285	270
1.48%, 2/18/2020	132	131	3 Month LIBOR + 3.13%
Mercedes-Benz Auto Lease Trust 2018-A			4.95%, 12/31/2049 (j),(k)	890	909
2.41%, 2/16/2021	400	397	3 Month LIBOR + 3.42%
Nissan Auto Lease Trust 2017-A			BNP Paribas SA
2.27%, 9/16/2019	1,060	1,060	6.75%, 12/31/2049 (g),(j),(k)	400	397
1 Month LIBOR + 0.20%			USSW5 Index Spread + 4.92%
OneMain Direct Auto Receivables Trust 2016-			BPCE SA
1			2.50%, 7/15/2019	450	447
2.04%, 1/15/2021(g)	1	1	CIT Group Inc
Santander Drive Auto Receivables Trust 2016-			4.13%, 3/9/2021	75	75
2			5.25%, 3/7/2025	20	20
2.08%, 2/16/2021	122	122	5.80%, 12/31/2049 (j),(k)	40	40
Santander Drive Auto Receivables Trust 2018-			3 Month LIBOR + 3.97%
2			6.13%, 3/9/2028	40	41
2.32%, 10/15/2020	1,000	1,000	Citigroup Inc
1 Month LIBOR + 0.25%			3.31%, 7/24/2023	260	261
3.35%, 7/17/2023	500	500	3 Month LIBOR + 0.95%
Santander Drive Auto Receivables Trust 2018-			3.52%, 10/27/2028 (j)	395	371
3			3 Month LIBOR + 1.15%
2.60%, 3/15/2021	1,500	1,500	4.75%, 5/18/2046	155	147
1 Month LIBOR + 0.27%			Cooperatieve Rabobank UA
Santander Retail Auto Lease Trust 2017-A			4.75%, 1/15/2020(g)	490	502
2.02%, 3/20/2020(g)	485	483	Credit Suisse Group AG
Wheels SPV 2 LLC			3.54%, 12/14/2023 (g)	250	251
1.88%, 4/20/2026(g)	367	364	3 Month LIBOR + 1.20%
World Omni Auto Receivables Trust 2014-B			7.13%, 12/31/2049 (j),(k)	500	509
1.14%, 1/15/2020	23	23	USSW5 Index Spread + 5.11%
		$20,498	DBS Group Holdings Ltd
Automobile Manufacturers - 0.97%			4.52%, 12/11/2028 (g),(j)	315	317
Daimler Finance North America LLC			USD ICE SWAP Rate NY 5 + 1.59%
2.25%, 3/2/2020 (g)	445	438	Goldman Sachs Group Inc/The
2.70%, 8/3/2020 (g)	450	444	3.36%, 7/24/2023	740	743
2.85%, 1/6/2022 (g)	180	176	3 Month LIBOR + 1.00%
Ford Motor Co			5.00%, 12/31/2049 (j),(k)	120	113
5.29%, 12/8/2046	85	79	3 Month LIBOR + 2.87%
General Motors Co			5.38%, 12/31/2049 (j),(k)	425	432
3.50%, 10/2/2018	275	275	3 Month LIBOR + 3.92%
6.25%, 10/2/2043	30	31	6.75%, 10/1/2037	375	445
6.60%, 4/1/2036	275	298	HSBC Holdings PLC
General Motors Financial Co Inc			4.58%, 6/19/2029(j)	240	242
3.31%, 1/5/2023	450	451	3 Month LIBOR + 1.53%
3 Month LIBOR + 0.99%			6.50%, 12/31/2049 (j),(k)	595	571
3.45%, 1/14/2022	120	118	USD ICE SWAP Rate NY 5 + 3.61%
3.85%, 1/5/2028	200	185	Intesa Sanpaolo SpA
Navistar International Corp			5.71%, 1/15/2026(g)	245	224
6.63%, 11/1/2025(g)	250	257	JPMorgan Chase & Co
		$2,752	3.19%, 1/10/2025	175	175
Automobile Parts & Equipment - 0.19%			3 Month LIBOR + 0.85%
Allison Transmission Inc			3.63%, 12/1/2027	275	259
4.75%, 10/1/2027(g)	10	9

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)			Beverages (continued)
JPMorgan Chase & Co (continued)			Corp Lindley SA (continued)
3.96%, 11/15/2048 (j)	$275	$247	6.75%, 11/23/2021	$66	$71
3 Month LIBOR + 1.38%			Diageo Capital PLC
4.62%, 12/31/2049 (j),(k)	150	138	3.00%, 5/18/2020	200	200
3 Month LIBOR + 2.58%			3.50%, 9/18/2023	200	201
4.95%, 6/1/2045	190	193	Maple Escrow Subsidiary Inc
5.63%, 8/16/2043	265	292	3.55%, 5/25/2021(g)	290	290
Lloyds Banking Group PLC			4.06%, 5/25/2023(g)	315	316
4.58%, 12/10/2025	815	799	4.42%, 5/25/2025(g)	170	171
4.65%, 3/24/2026	750	738			$3,984
Morgan Stanley			Biotechnology - 0.41%
3.58%, 5/8/2024	525	530	Amgen Inc
3 Month LIBOR + 1.22%			2.20%, 5/11/2020	315	310
3.77%, 1/24/2029(j)	730	703	4.66%, 6/15/2051	190	188
3 Month LIBOR + 1.14%			Celgene Corp
3.95%, 4/23/2027	140	134	2.88%, 8/15/2020	130	129
5.00%, 11/24/2025	575	596	4.35%, 11/15/2047	190	167
5.55%, 12/31/2049 (j),(k)	405	417	5.00%, 8/15/2045	220	215
3 Month LIBOR + 3.81%			5.25%, 8/15/2043	30	31
6.38%, 7/24/2042	270	328	Gilead Sciences Inc
Royal Bank of Scotland Group PLC			1.85%, 9/20/2019	95	94
3.81%, 5/15/2023	685	688	2.50%, 9/1/2023	50	48
3 Month LIBOR + 1.47%					$1,182
5.13%, 5/28/2024	705	711	Building Materials - 0.18%
7.50%, 12/31/2049 (j),(k)	490	500	BMC East LLC
USSW5 Index Spread + 5.80%			5.50%, 10/1/2024(g)	70	68
Santander UK PLC			Boise Cascade Co
5.00%, 11/7/2023(g)	1,070	1,086	5.63%, 9/1/2024(g)	135	135
Skandinaviska Enskilda Banken AB			Jeld-Wen Inc
5.75%, 12/31/2049 (j),(k)	485	480	4.63%, 12/15/2025 (g)	30	29
USSW5 Index Spread + 3.85%			4.88%, 12/15/2027 (g)	20	19
Societe Generale SA			Norbord Inc
6.75%, 12/31/2049 (g),(j),(k)	500	459	5.38%, 12/1/2020(g)	95	97
USSW5 Index Spread + 3.93%			Owens Corning
Standard Chartered PLC			7.00%, 12/1/2036	75	87
4.87%, 3/15/2033(g),(j)	300	291	Standard Industries Inc/NJ
3 Month LIBOR + 1.97%			4.75%, 1/15/2028(g)	75	69
Synchrony Bank					$504
3.00%, 6/15/2022	250	241	Chemicals - 0.68%
UBS AG/Stamford CT			Aruba Investments Inc
2.35%, 3/26/2020	450	445	8.75%, 2/15/2023(g)	105	110
UBS Group Funding Switzerland AG			Blue Cube Spinco LLC
3.29%, 8/15/2023(g)	390	390
			9.75%, 10/15/2023	40	45
3 Month LIBOR + 0.95%			Braskem Finance Ltd
6.88%, 12/31/2049 (j),(k)	450	446
			5.38%, 5/2/2022	200	205
USSW5 Index Spread + 4.59%			6.45%, 2/3/2024	200	209
UniCredit SpA			CF Industries Inc
5.86%, 6/19/2032(g),(j)	400	355
			5.15%, 3/15/2034	110	102
USD ICE SWAP Rate NY 5 + 3.70%			Consolidated Energy Finance SA
Wells Fargo & Co			6.50%, 5/15/2026(g)	165	163
4.40%, 6/14/2046	140	128	6.88%, 6/15/2025(g)	150	154
6.11%, 12/31/2049 (k)	75	76
			GCP Applied Technologies Inc
3 Month LIBOR + 3.77%			5.50%, 4/15/2026(g)	100	98
Westpac Banking Corp/New Zealand			Israel Chemicals Ltd
5.00%, 12/31/2049 (j),(k)	625	540	6.38%, 5/31/2038(g)	120	119
USD ICE SWAP Rate NY 5 + 2.89%			Mexichem SAB de CV
		$22,135	4.88%, 9/19/2022(g)	215	218
Beverages - 1.40%			NOVA Chemicals Corp
Anheuser-Busch InBev Finance Inc			5.25%, 6/1/2027(g)	115	107
2.65%, 2/1/2021	615	606	Olin Corp
3.65%, 2/1/2026	345	338	5.00%, 2/1/2030	35	33
4.70%, 2/1/2036	200	203	Platform Specialty Products Corp
4.90%, 2/1/2046	575	591	5.88%, 12/1/2025(g)	55	54
Anheuser-Busch InBev Worldwide Inc			6.50%, 2/1/2022(g)	20	20
4.00%, 4/13/2028	195	195	Syngenta Finance NV
4.38%, 4/15/2038	145	141	5.18%, 4/24/2028(g)	310	300
4.75%, 4/15/2058	205	200			$1,937
Central American Bottling Corp			Coal - 0.03%
5.75%, 1/31/2027	165	164	Alliance Resource Operating Partners LP /
Coca-Cola Icecek AS			Alliance Resource Finance Corp
4.75%, 10/1/2018(g)	250	250	7.50%, 5/1/2025(g)	75	80
Corp Lindley SA
6.75%, 11/23/2021 (g)	44	47

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2018 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)	Value (000's)	BONDS (continued)		Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 5.57%				Commercial Mortgage Backed Securities (continued)
Banc of America Commercial Mortgage Trust				Morgan Stanley Bank of America Merrill
2015-UB	S7			Lynch Trust 2012-C5
3.71%, 9/15/2048		$500	$501	1.63%, 8/15/2045(g),(h),(m)		$3,451	$161
Banc of America Commercial Mortgage Trust				Morgan Stanley Bank of America Merrill
2016-UBS10				Lynch Trust 2014-C14
5.08%, 7/15/2049(h)		300	304	1.31%, 2/15/2047(h),(m)		9,156	293
BANK 2017-BNK9				Morgan Stanley Bank of America Merrill
4.03%, 11/15/2054 (h)		500	500	Lynch Trust 2014-C16
BBCMS MORTGAGE TRUST 2017-C1				1.30%, 6/15/2047(h),(m)		4,278	180
3.67%, 2/15/2050		500	495	Morgan Stanley Bank of America Merrill
BENCHMARK 2018-B4				Lynch Trust 2015-C26
4.12%, 7/15/2051(l)		500	515	3.89%, 10/15/2048 (h)		250	249
Citigroup Commercial Mortgage Trust 2015-				Morgan Stanley Bank of America Merrill
GC27				Lynch Trust 2015-C27
3.57%, 2/10/2048		900	889	3.75%, 12/15/2047		100	101
Citigroup Commercial Mortgage Trust 2015-				Morgan Stanley Bank of America Merrill
GC29				Lynch Trust 2016-C30
4.28%, 4/10/2048(h)		500	490	3.18%, 9/15/2049		500	473
Citigroup Commercial Mortgage Trust 2016-				MSBAM Commercial Mortgage Securities
GC37				Trust 2012-CKSV
3.58%, 4/10/2049		350	345	1.23%, 10/15/2030 (g),(h),(m)		3,609	137
Citigroup Commercial Mortgage Trust 2018-				UBS Commercial Mortgage Trust 2012-C1
B2				3.40%, 5/10/2045		146	146
4.01%, 3/10/2051		350	356	UBS-Barclays Commercial Mortgage Trust
COMM 2013-CCRE11 Mortgage Trust				2012	-C3
1.28%, 8/10/2050(h),(m)		6,756	263	3.09%, 8/10/2049		255	253
COMM 2013-CCRE8 Mortgage Trust				UBS-Barclays Commercial Mortgage Trust
4.08%, 6/10/2046(g),(h)		350	350	2012	-C4
COMM 2015-PC1 Mortgage Trust				1.79%, 12/10/2045 (g),(h),(m)		1,256	71
4.29%, 7/10/2050(h)		250	256	3.32%, 12/10/2045 (g)		500	493
COMM 2018-COR3 Mortgage Trust				UBS-Barclays Commercial Mortgage Trust
4.23%, 5/10/2051		1,000	1,035	2013	-C5
Credit Suisse Commercial Mortgage Trust				3.18%, 3/10/2046		335	332
Series 2006-C5				4.22%, 3/10/2046(g),(h)		175	158
0.88%, 12/15/2039 (h),(m)		304	—	Wells Fargo Commercial Mortgage Trust
DBUBS 2011-LC2 Mortgage Trust				2017	-C38
4.54%, 7/10/2044(g)		750	774	3.45%, 7/15/2050		500	489
GS Mortgage Securities Trust 2011-GC5				WFRBS Commercial Mortgage Trust 2013-
1.52%, 8/10/2044(g),(h),(m)		9,523	318	C12
GS Mortgage Securities Trust 2012-GCJ7				1.42%, 3/15/2048(g),(h),(m)		3,077	144
2.40%, 5/10/2045(h),(m)		2,009	105	WFRBS Commercial Mortgage Trust 2014-
GS Mortgage Securities Trust 2013-GC16				C22
1.56%, 11/10/2046 (h),(m)		2,541	92	4.07%, 9/15/2057(h)		500	508
GS Mortgage Securities Trust 2013-GCJ12							$15,864
3.78%, 6/10/2046(h)		250	248	Commercial Services - 0.24%
GS Mortgage Securities Trust 2014-GC26				Ahern Rentals Inc
1.19%, 11/10/2047 (h),(m)		4,854	234	7.38%, 5/15/2023(g)		150	146
GS Mortgage Securities Trust 2015-GC34				DP World Ltd
3.51%, 10/10/2048		375	372	6.85%, 7/2/2037		100	114
GS Mortgage Securities Trust 2015-GS1				Garda World Security Corp
3.73%, 11/10/2048		1,000	1,003	8.75%, 5/15/2025(g)		130	133
JP Morgan Chase Commercial Mortgage				TMS International Corp
Securities Trust 2010-C1				7.25%, 8/15/2025(g)		90	92
5.95%, 6/15/2043(g)		400	405	United Rentals North America Inc
JP Morgan Chase Commercial Mortgage				4.63%, 10/15/2025		75	72
Securities Trust 2011-C5				4.88%, 1/15/2028		25	23
5.59%, 8/15/2046(g),(h)		350	361	5.75%, 11/15/2024		100	102
JP Morgan Chase Commercial Mortgage				5.88%, 9/15/2026		15	15
Securities Trust 2012-LC9							$697
1.70%, 12/15/2047 (h),(m)		2,854	143	Computers - 1.27%
JP Morgan Chase Commercial Mortgage				Apple Inc
Securities Trust 2013-C16				2.75%, 1/13/2025		220	211
1.23%, 12/15/2046 (h),(m)		9,508	356	2.85%, 5/11/2024		665	644
JP Morgan Chase Commercial Mortgage				3.00%, 2/9/2024		445	436
Securities Trust 2016-JP3				3.20%, 5/13/2025		380	372
3.14%, 8/15/2049		500	473	3.35%, 2/9/2027		665	649
JPMBB Commercial Mortgage Securities				4.65%, 2/23/2046		235	253
Trust 2014-C24				Dell International LLC / EMC Corp
4.56%, 11/15/2047 (h)		500	493	5.45%, 6/15/2023(g)		255	267
LB-UBS Commercial Mortgage Trust 2007-				6.02%, 6/15/2026(g)		155	163
C1				7.13%, 6/15/2024(g)		155	164
0.43%, 2/15/2040(h),(m)		588	—	8.35%, 7/15/2046(g)		320	385

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Computers (continued)			Electric (continued)
Hewlett Packard Enterprise Co			Commonwealth Edison Co
2.85%, 10/5/2018	$37	$37	3.70%, 3/1/2045	$70	$65
West Corp			Consolidated Edison Co of New York Inc
8.50%, 10/15/2025 (g)	45	41	4.63%, 12/1/2054	150	154
		$3,622	Dominion Energy Inc
Consumer Products - 0.06%			2.58%, 7/1/2020	900	887
Prestige Brands Inc			3.90%, 10/1/2025	115	114
6.38%, 3/1/2024 (g)	85	84	4.25%, 6/1/2028	160	160
Spectrum Brands Inc			DTE Electric Co
5.75%, 7/15/2025	75	74	4.05%, 5/15/2048	85	84
		$158	DTE Energy Co
Credit Card Asset Backed Securities - 0.46%			6.38%, 4/15/2033	215	257
Capital One Multi-Asset Execution Trust			Duke Energy Florida LLC
2.52%, 2/15/2022	750	752	3.80%, 7/15/2028	295	297
1 Month LIBOR + 0.45%			Electricite de France SA
Chase Issuance Trust			5.63%, 12/31/2049 (g),(j),(k)	280	274
2.48%, 5/17/2021	550	551	USSW10 Index Spread + 3.04%
1 Month LIBOR + 0.41%			Elwood Energy LLC
		$1,303	8.16%, 7/5/2026	116	128
Distribution & Wholesale - 0.09%			Enel Chile SA
American Builders & Contractors Supply Co			4.88%, 6/12/2028	150	151
Inc			Enel Finance International NV
5.75%, 12/15/2023 (g)	45	46	2.88%, 5/25/2022(g)	200	191
5.88%, 5/15/2026(g)	55	54	Exelon Corp
Global Partners LP / GLP Finance Corp			2.85%, 6/15/2020	330	327
7.00%, 6/15/2023	80	79	3.50%, 6/1/2022	125	124
H&E Equipment Services Inc			Florida Power & Light Co
5.63%, 9/1/2025	90	89	3.95%, 3/1/2048	145	142
		$268	4.13%, 6/1/2048	105	106
Diversified Financial Services - 1.23%			Fortis Inc/Canada
Ally Financial Inc			2.10%, 10/4/2021	185	176
3.25%, 11/5/2018	85	85	3.06%, 10/4/2026	275	251
5.75%, 11/20/2025	275	280	Georgia Power Co
Brookfield Finance Inc			4.30%, 3/15/2042	100	100
3.90%, 1/25/2028	245	232	4.30%, 3/15/2043	80	80
4.70%, 9/20/2047	390	369	Indiantown Cogeneration LP
Brookfield Finance LLC			9.77%, 12/15/2020	63	68
4.00%, 4/1/2024	750	742	Kentucky Utilities Co
Charles Schwab Corp/The			3.30%, 10/1/2025	190	185
5.00%, 12/31/2049 (j),(k)	260	249	Louisville Gas & Electric Co
3 Month LIBOR + 2.58%			3.30%, 10/1/2025	115	113
Credit Acceptance Corp			NRG Energy Inc
			5.75%, 1/15/2028(g)	50	49
6.13%, 2/15/2021	105	105
7.38%, 3/15/2023	65	67	6.25%, 5/1/2024	55	56
E*TRADE Financial Corp			6.63%, 1/15/2027	110	113
5.30%, 12/31/2049 (j),(k)	220	215	Oncor Electric Delivery Co LLC
3 Month LIBOR + 3.16%			5.25%, 9/30/2040	120	139
GE Capital International Funding Co			Pacific Gas & Electric Co
Unlimited Co			3.30%, 3/15/2027	150	135
4.42%, 11/15/2035	418	405	3.30%, 12/1/2027	345	310
Lions Gate Capital Holdings LLC			4.45%, 4/15/2042	80	72
5.88%, 11/1/2024(g)	70	71	5.13%, 11/15/2043	150	148
National Rural Utilities Cooperative Finance			PacifiCorp
Corp			3.85%, 6/15/2021	150	153
2.40%, 4/25/2022	255	246	PPL Electric Utilities Corp
4.75%, 4/30/2043(j)	125	127	3.95%, 6/1/2047	150	146
3 Month LIBOR + 2.91%			4.75%, 7/15/2043	115	125
Navient Corp			PPL WEM Ltd / Western Power Distribution
6.13%, 3/25/2024	100	99	Ltd
			5.38%, 5/1/2021(g)	440	458
6.63%, 7/26/2021	40	41
6.75%, 6/15/2026	70	68	Southern Co/The
			2.95%, 7/1/2023	145	140
Springleaf Finance Corp			5.50%, 3/15/2057(j)	85	88
6.88%, 3/15/2025	100	99	3 Month LIBOR + 3.63%
		$3,500
			State Grid Overseas Investment 2016 Ltd
Electric - 2.72%			3.50%, 5/4/2027	250	239
Alabama Power Co			Virginia Electric & Power Co
4.15%, 8/15/2044	120	118	3.80%, 4/1/2028	180	179
Centrais Eletricas Brasileiras SA			4.65%, 8/15/2043	65	68
5.75%, 10/27/2021	200	195	Vistra Energy Corp
CMS Energy Corp			7.38%, 11/1/2022	75	78
4.70%, 3/31/2043	135	140	8.13%, 1/30/2026(g)	35	38
4.88%, 3/1/2044	130	137			$7,758

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2018 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Electrical Components & Equipment - 0.02%			Forest Products & Paper - 0.18%
Energizer Gamma Acquisition Inc			Domtar Corp
6.38%, 7/15/2026(g),(l)	$45	$46	6.25%, 9/1/2042	$225	$224
			International Paper Co
Engineering & Construction - 0.10%			4.35%, 8/15/2048	185	166
MasTec Inc			4.40%, 8/15/2047	80	73
4.88%, 3/15/2023	70	68	Sappi Papier Holding GmbH
Pisces Midco Inc			7.50%, 6/15/2032(g)	50	51
8.00%, 4/15/2026(g)	25	24			$514
SBA Tower Trust			Gas - 0.11%
2.90%, 10/15/2044 (g)	125	124	Dominion Energy Gas Holdings LLC
Tutor Perini Corp			4.80%, 11/1/2043	10	10
6.88%, 5/1/2025 (g)	60	60	NGL Energy Partners LP / NGL Energy
		$276	Finance Corp
Entertainment - 0.32%			6.88%, 10/15/2021	5	5
Boyne USA Inc			7.50%, 11/1/2023	145	147
7.25%, 5/1/2025 (g)	110	115	Southern Co Gas Capital Corp
Caesars Resort Collection LLC / CRC Finco			4.40%, 5/30/2047	165	163
Inc					$325
5.25%, 10/15/2025 (g)	145	137	Healthcare - Products - 0.83%
CCM Merger Inc			Abbott Laboratories
6.00%, 3/15/2022(g)	85	87	2.90%, 11/30/2021	195	192
Eldorado Resorts Inc			4.90%, 11/30/2046	175	188
6.00%, 4/1/2025	35	35	Becton Dickinson and Co
7.00%, 8/1/2023	50	52	3.34%, 6/6/2022	165	166
GLP Capital LP / GLP Financing II Inc			3 Month LIBOR + 1.03%
4.38%, 4/15/2021	30	30	3.70%, 6/6/2027	665	629
5.38%, 4/15/2026	115	114	Covidien International Finance SA
International Game Technology PLC			4.20%, 6/15/2020	480	490
6.50%, 2/15/2025(g)	200	206	DJO Finance LLC / DJO Finance Corp
Scientific Games International Inc			8.13%, 6/15/2021(g)	75	76
5.00%, 10/15/2025 (g)	85	81	Hill-Rom Holdings Inc
10.00%, 12/1/2022	30	32	5.75%, 9/1/2023(g)	60	61
Stars Group Holdings BV / Stars Group US			Kinetic Concepts Inc / KCI USA Inc
Co-Borrower LLC			7.88%, 2/15/2021(g)	70	71
7.00%, 7/15/2026(g),(l)	25	25	Medtronic Inc
		$914	2.50%, 3/15/2020	65	65
Food - 1.40%			4.38%, 3/15/2035	245	253
Arcor SAIC			Universal Hospital Services Inc
6.00%, 7/6/2023 (g)	210	210	7.63%, 8/15/2020	165	165
Campbell Soup Co					$2,356
4.80%, 3/15/2048	175	158	Healthcare - Services - 0.64%
Cencosud SA			Centene Corp
4.38%, 7/17/2027(g)	220	202	4.75%, 5/15/2022	40	40
General Mills Inc			5.63%, 2/15/2021	40	41
3.70%, 10/17/2023	120	119	6.13%, 2/15/2024	60	63
4.20%, 4/17/2028	195	190	Centene Escrow I Corp
4.70%, 4/17/2048	360	344	5.38%, 6/1/2026(g)	35	36
Gruma SAB de CV			HCA Inc
4.88%, 12/1/2024(g)	350	356	4.75%, 5/1/2023	245	244
Ingles Markets Inc			5.00%, 3/15/2024	225	225
5.75%, 6/15/2023	145	143	5.25%, 4/15/2025	105	105
JBS USA LUX SA / JBS USA Finance Inc			5.50%, 6/15/2047	45	41
5.75%, 6/15/2025(g)	55	51	5.88%, 3/15/2022	10	11
7.25%, 6/1/2021 (g)	75	76	Humana Inc
Kraft Heinz Foods Co			3.85%, 10/1/2024	195	195
2.80%, 7/2/2020	460	457	MPH Acquisition Holdings LLC
5.00%, 7/15/2035	80	79	7.13%, 6/1/2024(g)	75	77
Lamb Weston Holdings Inc			Polaris Intermediate Corp
4.63%, 11/1/2024(g)	20	19	8.50%, PIK 9.25%, 12/1/2022(g),(h),(i)	155	160
4.88%, 11/1/2026(g)	65	63	Tenet Healthcare Corp
McCormick & Co Inc/MD			4.63%, 7/15/2024(g)	95	90
3.15%, 8/15/2024	325	311	7.50%, 1/1/2022(g)	35	36
3.40%, 8/15/2027	220	208	8.13%, 4/1/2022	90	94
Post Holdings Inc			UnitedHealth Group Inc
5.00%, 8/15/2026(g)	145	135	4.63%, 7/15/2035	190	200
5.75%, 3/1/2027 (g)	30	29	WellCare Health Plans Inc
Want Want China Finance Ltd			5.25%, 4/1/2025	155	154
2.88%, 4/27/2022	200	194			$1,812
Wm Wrigley Jr Co			Home Builders - 0.20%
2.40%, 10/21/2018 (g)	235	235	Century Communities Inc
3.38%, 10/21/2020 (g)	415	416	5.88%, 7/15/2025	165	156
		$3,995

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2018 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Home Builders (continued)			Internet (continued)
Lennar Corp			Zayo Group LLC / Zayo Capital Inc
4.50%, 4/30/2024	$151	$146	6.00%, 4/1/2023	$140	$142
4.88%, 12/15/2023	40	40			$1,207
LGI Homes Inc			Iron & Steel - 0.38%
6.88%, 7/15/2026(g),(l)	55	55	AK Steel Corp
Taylor Morrison Communities Inc / Taylor			6.38%, 10/15/2025	75	70
Morrison Holdings II Inc			7.00%, 3/15/2027	35	33
5.63%, 3/1/2024 (g)	70	68	7.50%, 7/15/2023	50	52
Williams Scotsman International Inc			7.63%, 10/1/2021	25	26
7.88%, 12/15/2022 (g)	95	98	ArcelorMittal
		$563	7.00%, 10/15/2039	170	195
Home Equity Asset Backed Securities - 0.07%			Cleveland-Cliffs Inc
Saxon Asset Securities Trust 2004-1			4.88%, 1/15/2024(g)	40	39
2.05%, 3/25/2035	127	72	Commercial Metals Co
1 Month LIBOR + 1.70%			4.88%, 5/15/2023	77	75
Specialty Underwriting & Residential Finance			Vale Overseas Ltd
Trust Series 2004-BC1			4.38%, 1/11/2022	87	88
2.86%, 2/25/2035	123	122	6.25%, 8/10/2026	270	292
1 Month LIBOR + 0.77%			6.88%, 11/21/2036	200	225
		$194			$1,095
Housewares - 0.04%			Leisure Products & Services - 0.08%
Newell Brands Inc			Constellation Merger Sub Inc
5.00%, 11/15/2023	115	117	8.50%, 9/15/2025(g)	90	86
			Silversea Cruise Finance Ltd
Insurance - 1.76%			7.25%, 2/1/2025(g)	120	129
AIA Group Ltd					$215
3.20%, 3/11/2025(g)	410	394	Lodging - 0.14%
3.90%, 4/6/2028 (g)	625	623	Boyd Gaming Corp
American International Group Inc			6.88%, 5/15/2023	45	47
3.90%, 4/1/2026	700	677	Jack Ohio Finance LLC / Jack Ohio Finance 1
4.50%, 7/16/2044	360	335	Corp
Arch Capital Finance LLC			6.75%, 11/15/2021 (g)	140	144
4.01%, 12/15/2026	265	262	MGM Resorts International
5.03%, 12/15/2046	85	89	6.00%, 3/15/2023	80	82
AssuredPartners Inc			6.63%, 12/15/2021	30	32
7.00%, 8/15/2025(g)	60	58	Wynn Las Vegas LLC / Wynn Las Vegas
AXA Equitable Holdings Inc			Capital Corp
5.00%, 4/20/2048(g)	185	171	5.25%, 5/15/2027(g)	110	103
Brighthouse Financial Inc					$408
3.70%, 6/22/2027	375	333	Machinery - Construction & Mining - 0.04%
4.70%, 6/22/2047	435	358	BlueLine Rental Finance Corp / BlueLine
HUB International Ltd			Rental LLC
7.00%, 5/1/2026 (g)	25	25	9.25%, 3/15/2024(g)	85	91
Liberty Mutual Group Inc			BWX Technologies Inc
5.25%, 3/7/2067 (g)	260	253	5.38%, 7/15/2026(g)	15	15
3 Month LIBOR + 2.91%					$106
Markel Corp			Machinery - Diversified - 0.05%
3.50%, 11/1/2027	130	121	Cloud Crane LLC
4.30%, 11/1/2047	95	88	10.13%, 8/1/2024(g)	120	129
5.00%, 4/5/2046	280	285	Mueller Water Products Inc
Prudential Financial Inc			5.50%, 6/15/2026(g)	15	15
5.63%, 6/15/2043(j)	225	232
3 Month LIBOR + 3.92%					$144
			Media - 2.44%
Voya Financial Inc			21st Century Fox America Inc
5.65%, 5/15/2053(j)	475	477
3 Month LIBOR + 3.58%			5.40%, 10/1/2043	230	254
			6.15%, 2/15/2041	35	42
XLIT Ltd			6.40%, 12/15/2035	140	168
4.81%, 12/31/2049 (k)	235	231
3 Month LIBOR + 2.46%			Altice Financing SA
			6.63%, 2/15/2023(g)	200	197
		$5,012	AMC Networks Inc
Internet - 0.42%			4.75%, 8/1/2025	115	111
Alibaba Group Holding Ltd			5.00%, 4/1/2024	60	59
3.40%, 12/6/2027	200	186	CCO Holdings LLC / CCO Holdings Capital
Baidu Inc			Corp
2.88%, 7/6/2022	225	217	5.13%, 5/1/2023(g)	345	341
3.88%, 9/29/2023	200	198	5.13%, 5/1/2027(g)	55	51
Netflix Inc			5.50%, 5/1/2026(g)	35	34
4.38%, 11/15/2026	85	80	5.75%, 2/15/2026(g)	30	29
Tencent Holdings Ltd			Charter Communications Operating LLC /
2.99%, 1/19/2023(g)	200	195
3.60%, 1/19/2028(g)	200	189	Charter Communications Operating Capital
			5.75%, 4/1/2048	250	242
			6.48%, 10/23/2045	610	643

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Media (continued)			Mining (continued)
Comcast Corp			Teck Resources Ltd
3.15%, 3/1/2026	$160	$150	3.75%, 2/1/2023	$15	$14
3.38%, 2/15/2025	335	322	6.25%, 7/15/2041	125	124
3.55%, 5/1/2028	185	177	8.50%, 6/1/2024(g)	15	17
4.20%, 8/15/2034	160	153			$2,518
4.60%, 8/15/2045	160	154	Miscellaneous Manufacturers - 0.43%
CSC Holdings LLC			General Electric Co
10.13%, 1/15/2023 (g)	215	237	4.50%, 3/11/2044	245	240
Discovery Communications LLC			5.00%, 12/31/2049 (j),(k)	705	694
5.00%, 9/20/2037	535	515	3 Month LIBOR + 3.33%
DISH DBS Corp			6.88%, 1/10/2039	240	304
5.88%, 7/15/2022	300	282			$1,238
5.88%, 11/15/2024	90	76	Mortgage Backed Securities - 1.86%
6.75%, 6/1/2021	105	105	Fannie Mae REMIC Trust 2005-W2
7.75%, 7/1/2026	25	22	2.29%, 5/25/2035	55	54
Meredith Corp			1 Month LIBOR + 0.20%
6.88%, 2/1/2026 (g)	215	212	Fannie Mae REMICS
Myriad International Holdings BV			2.25%, 7/25/2040	115	110
4.85%, 7/6/2027 (g)	200	196	3.00%, 4/25/2022(m)	452	19
NBCUniversal Media LLC			3.00%, 4/25/2027(m)	296	27
4.45%, 1/15/2043	250	236	3.50%, 11/25/2027 (m)	211	20
5.15%, 4/30/2020	505	522	3.50%, 7/25/2028(m)	410	41
Radiate Holdco LLC / Radiate Finance Inc			3.50%, 3/25/2031(m)	504	39
6.63%, 2/15/2025(g)	50	46	4.01%, 2/25/2043(m)	410	66
6.88%, 2/15/2023(g)	55	53	(1.00) x 1 Month LIBOR + 6.10%
Time Warner Cable LLC			4.01%, 9/25/2046(m)	358	53
5.88%, 11/15/2040	135	132	(1.00) x 1 Month LIBOR + 6.10%
6.75%, 7/1/2018	120	120	4.06%, 9/25/2047(m)	930	170
Viacom Inc			(1.00) x 1 Month LIBOR + 6.15%
4.25%, 9/1/2023	110	109	4.41%, 3/25/2022(m)	40	2
4.38%, 3/15/2043	250	210	(1.00) x 1 Month LIBOR + 6.50%
Virgin Media Finance PLC			Freddie Mac REMICS
6.00%, 10/15/2024 (g)	200	190	3.00%, 9/15/2025(m)	123	4
Warner Media LLC			3.00%, 3/15/2026(m)	304	13
2.10%, 6/1/2019	135	134	3.00%, 5/15/2027(m)	308	21
3.88%, 1/15/2026	175	168	3.00%, 10/15/2027 (m)	130	12
4.05%, 12/15/2023	135	135	3.50%, 11/15/2020 (m)	310	10
Ziggo BV			3.50%, 9/15/2026(m)	727	67
5.50%, 1/15/2027(g)	150	140	4.00%, 11/15/2038 (m)	708	58
		$6,967	Ginnie Mae
Metal Fabrication & Hardware - 0.01%			4.02%, 6/20/2046(m)	849	151
Park-Ohio Industries Inc			(1.00) x 1 Month LIBOR + 6.10%
6.63%, 4/15/2027	25	25	4.12%, 11/20/2045 (m)	2,249	364
			(1.00) x 1 Month LIBOR + 6.20%
Mining - 0.88%			4.12%, 8/20/2047(m)	974	194
Barrick North America Finance LLC			(1.00) x 1 Month LIBOR + 6.20%
4.40%, 5/30/2021	278	288	4.12%, 9/20/2047(m)	3,377	670
7.50%, 9/15/2038	145	183	(1.00) x 1 Month LIBOR + 6.20%
Corp Nacional del Cobre de Chile			4.17%, 6/20/2044(m)	1,286	162
4.50%, 9/16/2025(g)	450	460	(1.00) x 1 Month LIBOR + 6.25%
First Quantum Minerals Ltd			4.50%, 4/16/2044(m)	352	69
7.50%, 4/1/2025 (g)	200	197	4.56%, 4/16/2042(m)	1,423	269
FMG Resources August 2006 Pty Ltd			(1.00) x 1 Month LIBOR + 6.65%
5.13%, 3/15/2023(g)	60	58	HomeBanc Mortgage Trust 2005-5
5.13%, 5/15/2024(g)	25	24	2.43%, 1/25/2036	378	377
Freeport-McMoRan Inc			1 Month LIBOR + 0.34%
4.55%, 11/14/2024	80	76	JP Morgan Mortgage Trust 2016-2
6.88%, 2/15/2023	30	32	2.86%, 6/25/2046(g),(h)	527	520
Glencore Finance Canada Ltd			JP Morgan Mortgage Trust 2016-3
5.55%, 10/25/2042 (g)	255	255	3.50%, 10/25/2046 (g),(h)	441	436
Glencore Funding LLC			Sequoia Mortgage Trust 2016-3
3.88%, 10/27/2027 (g)	250	231	3.50%, 11/25/2046 (g),(h)	1,234	1,226
IAMGOLD Corp			Washington Mutual Mortgage Pass-Through
7.00%, 4/15/2025(g)	155	158	Certificates WMALT Series 2006-AR1 Trust
Newmont Mining Corp			2.34%, 2/25/2036	96	84
4.88%, 3/15/2042	25	25	1 Month LIBOR + 0.25%
5.13%, 10/1/2019	150	153			$5,308
6.25%, 10/1/2039	70	81	Oil & Gas - 3.14%
Northwest Acquisitions ULC / Dominion			Anadarko Petroleum Corp
Finco Inc			3.45%, 7/15/2024	250	240
7.13%, 11/1/2022(g)	35	35	6.60%, 3/15/2046	75	90
Taseko Mines Ltd
8.75%, 6/15/2022(g)	105	107

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas (continued)			Oil & Gas (continued)
Ascent Resources Utica Holdings LLC / ARU			Pioneer Natural Resources Co
Finance Corp			3.45%, 1/15/2021	$280	$281
10.00%, 4/1/2022(g)	$120	$132	Sanchez Energy Corp
BP Capital Markets PLC			7.25%, 2/15/2023(g)	40	40
2.89%, 5/10/2019	650	652	Seven Generations Energy Ltd
3 Month LIBOR + 0.54%			5.38%, 9/30/2025(g)	50	48
3.02%, 1/16/2027	165	156	Shell International Finance BV
Canadian Natural Resources Ltd			4.00%, 5/10/2046	135	131
3.85%, 6/1/2027	180	176	Sinopec Group Overseas Development 2017
3.90%, 2/1/2025	145	143	Ltd
4.95%, 6/1/2047	85	88	2.50%, 9/13/2022(g)	325	309
Carrizo Oil & Gas Inc			Southwestern Energy Co
7.50%, 9/15/2020	16	16	7.75%, 10/1/2027	115	119
8.25%, 7/15/2025	30	32	Suncor Energy Inc
Chesapeake Energy Corp			4.00%, 11/15/2047	260	243
8.00%, 12/15/2022 (g)	70	73	Sunoco LP / Sunoco Finance Corp
8.00%, 1/15/2025	25	25	4.88%, 1/15/2023(g)	95	91
8.00%, 6/15/2027	90	92	5.50%, 2/15/2026(g)	55	52
Chesapeake Oil Op/Fin Escrow Shares			Ultra Resources Inc
0.00%, 11/15/2019 (a),(b),(d)	90	—	6.88%, 4/15/2022(g)	65	49
Concho Resources Inc			Unit Corp
4.38%, 1/15/2025	350	351	6.63%, 5/15/2021	80	80
Continental Resources Inc/OK			Valero Energy Corp
3.80%, 6/1/2024	555	541	4.35%, 6/1/2028	170	169
4.38%, 1/15/2028	360	358	Whiting Petroleum Corp
4.90%, 6/1/2044	415	406	5.75%, 3/15/2021	60	61
CrownRock LP / CrownRock Finance Inc			6.25%, 4/1/2023	75	77
5.63%, 10/15/2025 (g)	95	92	6.63%, 1/15/2026(g)	30	31
Devon Energy Corp			WildHorse Resource Development Corp
5.60%, 7/15/2041	115	124	6.88%, 2/1/2025	75	76
Ecopetrol SA			6.88%, 2/1/2025(g)	15	15
7.38%, 9/18/2043	65	72			$8,955
Encana Corp			Oil & Gas Services - 0.29%
5.15%, 11/15/2041	115	116	Archrock Partners LP / Archrock Partners
6.50%, 5/15/2019	810	833	Finance Corp
6.50%, 2/1/2038	45	53	6.00%, 10/1/2022	80	79
Endeavor Energy Resources LP / EER Finance			Baker Hughes a GE Co LLC / Baker Hughes
Inc			Co-Obligor Inc
5.50%, 1/30/2026(g)	35	34	4.08%, 12/15/2047	100	89
EP Energy LLC / Everest Acquisition Finance			Calfrac Holdings LP
Inc			8.50%, 6/15/2026(g)	70	70
7.75%, 5/15/2026(g)	25	26	Halliburton Co
8.00%, 11/29/2024 (g)	90	91	3.80%, 11/15/2025	125	124
Extraction Oil & Gas Inc			4.75%, 8/1/2043	165	166
7.38%, 5/15/2024(g)	95	100	PHI Inc
Gulfport Energy Corp			5.25%, 3/15/2019	25	24
6.38%, 5/15/2025	75	73	Schlumberger Investment SA
Halcon Resources Corp			3.30%, 9/14/2021(g)	85	85
6.75%, 2/15/2025	65	61	USA Compression Partners LP / USA
Hess Infrastructure Partners LP / Hess			Compression Finance Corp
Infrastructure Partners Finance Corp			6.88%, 4/1/2026(g)	70	72
5.63%, 2/15/2026(g)	100	100	Weatherford International Ltd
Jagged Peak Energy LLC			4.50%, 4/15/2022	30	28
5.88%, 5/1/2026 (g)	75	73	8.25%, 6/15/2023	45	45
Kerr-McGee Corp			9.88%, 2/15/2024	50	51
7.88%, 9/15/2031	115	146			$833
Marathon Oil Corp			Other Asset Backed Securities - 1.37%
6.60%, 10/1/2037	330	391	CNH Equipment Trust 2014-C
Marathon Petroleum Corp			1.65%, 9/15/2021	454	453
4.75%, 9/15/2044	36	34	Dell Equipment Finance Trust 2017-2
MEG Energy Corp			2.47%, 10/24/2022 (g)	500	493
6.50%, 1/15/2025(g)	145	145	Dell Equipment Finance Trust 2018-1
Nabors Industries Inc			2.36%, 10/22/2020 (b),(d),(g)	2,450	2,450
5.75%, 2/1/2025 (g)	70	66	1 Month LIBOR + 0.30%
Oasis Petroleum Inc			MMAF Equipment Finance LLC 2017-B
6.25%, 5/1/2026 (g)	40	40	1.93%, 10/15/2020 (g)	500	497
6.88%, 1/15/2023	140	142			$3,893
Petrobras Global Finance BV			Packaging & Containers - 0.54%
7.38%, 1/17/2027	370	370	ARD Securities Finance SARL
Petroleos Mexicanos			8.75%, PIK 8.75%, 1/31/2023(g),(h),(i)	15	15
5.35%, 2/12/2028(g)	105	99
6.50%, 3/13/2027	225	231

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Packaging & Containers (continued)			Pipelines (continued)
Ardagh Packaging Finance PLC / Ardagh			Enbridge Inc
Holdings USA Inc			6.00%, 1/15/2077(j)	$165	$155
6.00%, 2/15/2025(g)	$200	$195	3 Month LIBOR + 3.89%
BWAY Holding Co			Energy Transfer Equity LP
7.25%, 4/15/2025(g)	175	171	5.88%, 1/15/2024	75	77
Crown Americas LLC / Crown Americas			Energy Transfer Partners LP
Capital Corp V			4.90%, 3/15/2035	100	92
4.25%, 9/30/2026	43	39	5.30%, 4/15/2047	95	87
Crown Americas LLC / Crown Americas			EnLink Midstream Partners LP
Capital Corp VI			4.40%, 4/1/2024	320	308
4.75%, 2/1/2026 (g)	180	171	Enterprise Products Operating LLC
Crown Cork & Seal Co Inc			4.85%, 3/15/2044	135	134
7.38%, 12/15/2026	132	143	5.38%, 2/15/2078(j)	570	520
Flex Acquisition Co Inc			3 Month LIBOR + 2.57%
6.88%, 1/15/2025(g)	145	140	Kinder Morgan Energy Partners LP
OI European Group BV			4.70%, 11/1/2042	300	266
4.00%, 3/15/2023(g)	35	33	Kinder Morgan Inc/DE
Packaging Corp of America			3.05%, 12/1/2019	100	100
4.50%, 11/1/2023	420	434	5.63%, 11/15/2023 (g)	215	229
Reynolds Group Issuer Inc / Reynolds Group			MPLX LP
Issuer LLC / Reynolds Group Issuer			4.50%, 7/15/2023	290	296
(Luxembourg) S.A.			4.70%, 4/15/2048	80	74
5.13%, 7/15/2023(g)	140	138	NuStar Logistics LP
5.85%, 7/15/2021(g)	40	40	5.63%, 4/28/2027	100	97
3 Month LIBOR + 3.50%			ONEOK Partners LP
7.00%, 7/15/2024(g)	15	15	3.80%, 3/15/2020	390	392
		$1,534	Plains All American Pipeline LP / PAA
Pharmaceuticals - 1.60%			Finance Corp
Allergan Funding SCS			4.50%, 12/15/2026	195	191
3.85%, 6/15/2024	775	761	Sabine Pass Liquefaction LLC
4.55%, 3/15/2035	95	90	4.20%, 3/15/2028	150	145
4.85%, 6/15/2044	105	102	5.00%, 3/15/2027	110	112
Bayer US Finance II LLC			5.75%, 5/15/2024	215	229
3.88%, 12/15/2023 (g)	200	200	Summit Midstream Holdings LLC / Summit
4.38%, 12/15/2028 (g)	335	336	Midstream Finance Corp
4.88%, 6/25/2048(g)	460	461	5.75%, 4/15/2025	80	76
CVS Health Corp			Targa Resources Partners LP / Targa
4.30%, 3/25/2028	555	548	Resources Partners Finance Corp
4.75%, 12/1/2022	215	223	5.88%, 4/15/2026(g)	60	60
4.78%, 3/25/2038	285	280	TransCanada PipeLines Ltd
4.88%, 7/20/2035	190	191	4.25%, 5/15/2028	205	206
5.00%, 12/1/2024	410	427	4.63%, 3/1/2034	135	135
5.05%, 3/25/2048	450	458	7.13%, 1/15/2019	95	97
Valeant Pharmaceuticals International			Western Gas Partners LP
6.75%, 8/15/2021(g)	215	217	4.50%, 3/1/2028	185	178
7.25%, 7/15/2022(g)	45	46	4.65%, 7/1/2026	115	113
8.50%, 1/31/2027(g)	30	30	5.45%, 4/1/2044	205	193
Valeant Pharmaceuticals International Inc			Williams Cos Inc/The
5.50%, 3/1/2023 (g)	50	47	5.75%, 6/24/2044	140	145
5.50%, 11/1/2025(g)	55	54	Williams Partners LP
5.63%, 12/1/2021(g)	50	49	3.60%, 3/15/2022	245	244
5.88%, 5/15/2023(g)	30	28	4.85%, 3/1/2048	40	38
		$4,548	5.10%, 9/15/2045	125	124
Pipelines - 2.37%					$6,753
Abu Dhabi Crude Oil Pipeline LLC			Private Equity - 0.08%
3.65%, 11/2/2029(g)	200	185	Apollo Management Holdings LP
Andeavor Logistics LP			5.00%, 3/15/2048(g)	45	45
6.88%, 12/31/2049 (j),(k)	260	257	Icahn Enterprises LP / Icahn Enterprises
3 Month LIBOR + 4.65%			Finance Corp
Andeavor Logistics LP / Tesoro Logistics			6.25%, 2/1/2022	105	107
Finance Corp			6.38%, 12/15/2025	65	65
6.25%, 10/15/2022	5	5			$217
Antero Midstream Partners LP / Antero			Real Estate - 0.10%
Midstream Finance Corp			Crescent Communities LLC/Crescent
5.38%, 9/15/2024	55	55	Ventures Inc
Cheniere Corpus Christi Holdings LLC			8.88%, 10/15/2021 (g)	73	77
5.13%, 6/30/2027	145	144	Prologis LP
Columbia Pipeline Group Inc			3.88%, 9/15/2028	220	220
3.30%, 6/1/2020	400	398			$297
DCP Midstream Operating LP			REITs - 1.06%
5.35%, 3/15/2020(g)	450	458	AHP Health Partners Inc
Enable Midstream Partners LP			9.75%, 7/15/2026(g)	25	25
4.40%, 3/15/2027	145	138

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
REITs (continued)			Semiconductors (continued)
Alexandria Real Estate Equities Inc			QUALCOMM Inc (continued)
3.45%, 4/30/2025	$865	$828	4.30%, 5/20/2047	$45	$42
4.70%, 7/1/2030	190	192	Texas Instruments Inc
American Campus Communities Operating			4.15%, 5/15/2048	215	218
Partnership LP			Xilinx Inc
3.63%, 11/15/2027	245	229	2.95%, 6/1/2024	405	385
American Tower Corp					$1,462
3.60%, 1/15/2028	140	130	Software - 0.87%
CC Holdings GS V LLC / Crown Castle GS			Epicor Software Corp
III Corp			10.56%, 6/30/2023 (g)	65	66
3.85%, 4/15/2023	510	505	3 Month LIBOR + 8.25%
Equinix Inc			First Data Corp
5.38%, 4/1/2023	115	118	5.00%, 1/15/2024(g)	195	193
5.88%, 1/15/2026	40	41	j2 Cloud Services LLC / j2 Global Co-Obligor
Healthcare Trust of America Holdings LP			Inc
3.50%, 8/1/2026	200	188	6.00%, 7/15/2025(g)	20	20
3.75%, 7/1/2027	290	275	Microsoft Corp
Iron Mountain Inc			1.55%, 8/8/2021	120	115
4.38%, 6/1/2021 (g)	115	115	2.00%, 11/3/2020	170	167
Iron Mountain US Holdings Inc			2.00%, 8/8/2023	215	203
5.38%, 6/1/2026 (g)	65	62	3.70%, 8/8/2046	185	180
iStar Inc			3.95%, 8/8/2056	190	186
5.25%, 9/15/2022	50	48	4.45%, 11/3/2045	110	118
6.50%, 7/1/2021	25	25	4.50%, 2/6/2057	90	98
MGM Growth Properties Operating			Oracle Corp
Partnership LP / MGP Finance Co-Issuer Inc			2.95%, 11/15/2024	175	169
5.63%, 5/1/2024	95	96	4.00%, 11/15/2047	785	739
Senior Housing Properties Trust			6.13%, 7/8/2039	180	221
4.75%, 2/15/2028	145	140			$2,475
		$3,017	Sovereign - 1.81%
Retail - 0.61%			Argentine Republic Government International
1011778 BC ULC / New Red Finance Inc			Bond
5.00%, 10/15/2025 (g)	145	137	5.63%, 1/26/2022	175	164
Golden Nugget Inc			5.88%, 1/11/2028	115	93
6.75%, 10/15/2024 (g)	130	130	CoBank ACB
Home Depot Inc/The			6.25%, 12/31/2049 (j),(k)	115	120
3.35%, 9/15/2025	215	212	3 Month LIBOR + 4.66%
3.90%, 6/15/2047	100	96	Colombia Government International Bond
5.88%, 12/16/2036	20	24	3.88%, 4/25/2027	400	387
IRB Holding Corp			5.00%, 6/15/2045	200	197
6.75%, 2/15/2026(g)	65	62	Croatia Government International Bond
JC Penney Corp Inc			6.00%, 1/26/2024	200	215
8.63%, 3/15/2025(g)	25	21	6.38%, 3/24/2021	200	212
KFC Holding Co/Pizza Hut Holdings			Ecuador Government International Bond
LLC/Taco Bell of America LLC			10.75%, 3/28/2022	200	205
5.00%, 6/1/2024 (g)	75	74	Egypt Government International Bond
5.25%, 6/1/2026 (g)	80	79	5.58%, 2/21/2023(g)	200	189
L Brands Inc			Hungary Government International Bond
6.88%, 11/1/2035	90	80	5.38%, 2/21/2023	120	127
McDonald's Corp			Indonesia Government International Bond
2.10%, 12/7/2018	75	75	3.85%, 7/18/2027(g)	200	190
2.75%, 12/9/2020	85	84	5.38%, 10/17/2023 (g)	500	525
PetSmart Inc			Mexico Government International Bond
5.88%, 6/1/2025 (g)	85	65	4.75%, 3/8/2044	160	148
Walmart Inc			Panama Government International Bond
3.40%, 6/26/2023	235	237	3.88%, 3/17/2028	200	197
3.70%, 6/26/2028	55	56	Peruvian Government International Bond
3.95%, 6/28/2038	160	160	5.63%, 11/18/2050	45	52
4.05%, 6/29/2048	155	156	Philippine Government International Bond
		$1,748	3.00%, 2/1/2028	240	222
Savings & Loans - 0.29%			Qatar Government International Bond
Nationwide Building Society			3.25%, 6/2/2026	400	376
4.12%, 10/18/2032 (g),(j)	915	838	3.88%, 4/23/2023(g)	200	200
USD ICE SWAP Rate NY 5 + 1.85%			Republic of South Africa Government
			International Bond
Semiconductors - 0.51%			4.30%, 10/12/2028	200	178
NXP BV / NXP Funding LLC			Russian Foreign Bond - Eurobond
3.88%, 9/1/2022 (g)	250	246	4.75%, 5/27/2026	200	200
4.63%, 6/1/2023 (g)	200	202	Saudi Government International Bond
QUALCOMM Inc			2.38%, 10/26/2021	400	384
2.90%, 5/20/2024	175	165	4.00%, 4/17/2025(g)	400	398
3.09%, 1/30/2023	205	204
3 Month LIBOR + 0.73%

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2018 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's)	Value (000's)
Sovereign (continued)				Telecommunications (continued)
Turkey Government International Bond				T-Mobile USA Inc (continued)
5.75%, 3/22/2024		$200	$193	6.50%, 1/15/2026	$95	$98
			$5,172	VEON Holdings BV
Student Loan Asset Backed Securities - 2.51%				3.95%, 6/16/2021(g)	200	194
Navient Private Education Loan Trust 2018-				Verizon Communications Inc
B				5.01%, 8/21/2054	285	268
2.42%, 12/15/2059 (g)		3,450	3,450	5.25%, 3/16/2037	260	267
1 Month LIBOR + 0.35%						$4,596
Navient Private Education Refi Loan Trust				Transportation - 0.47%
2018	-A			Burlington Northern Santa Fe LLC
2.53%, 2/18/2042(g)		525	521	4.38%, 9/1/2042	125	126
Navient Student Loan Trust 2017-3				Eletson Holdings Inc
2.39%, 7/26/2066(g)		882	883	9.63%, 1/15/2022(g)	110	69
1 Month LIBOR + 0.30%				Navios Maritime Acquisition Corp / Navios
Navient Student Loan Trust 2018-2				Acquisition Finance US Inc
2.33%, 3/25/2067(g)		406	406	8.13%, 11/15/2021 (g)	305	250
1 Month LIBOR + 0.24%				Navios Maritime Holdings Inc / Navios
SMB Private Education Loan Trust 2017-B				Maritime Finance II US Inc
2.34%, 6/17/2024(g)		1,308	1,308	7.38%, 1/15/2022(g)	140	106
1 Month LIBOR + 0.27%				11.25%, 8/15/2022 (g)	105	100
SoFi Professional Loan Program 2016-D				Navios South American Logistics Inc / Navios
LLC				Logistics Finance US Inc
1.53%, 4/25/2033(g)		57	57	7.25%, 5/1/2022(g)	185	179
Sofi Professional Loan Program 2017-B LLC				Union Pacific Corp
1.83%, 5/25/2040(g)		263	262	3.50%, 6/8/2023	220	220
Sofi Professional Loan Program 2018-A LLC				3.95%, 9/10/2028	235	236
2.39%, 2/25/2042(g)		261	259	4.38%, 11/15/2065	60	56
			$7,146			$1,342
Telecommunications - 1.61%				Trucking & Leasing - 0.07%
AT&T Inc				Avolon Holdings Funding Ltd
4.30%, 2/15/2030(g)		810	765	5.50%, 1/15/2023(g)	50	50
4.90%, 8/15/2037(g)		325	308	DAE Funding LLC
5.15%, 3/15/2042		50	47	4.50%, 8/1/2022(g)	50	48
5.15%, 2/15/2050(g)		45	42	5.00%, 8/1/2024(g)	95	91
5.45%, 3/1/2047		120	118	Park Aerospace Holdings Ltd
6.38%, 3/1/2041		135	147	5.50%, 2/15/2024(g)	25	25
Empresa Nacional de Telecomunicaciones						$214
SA				TOTAL BONDS		$184,558
4.75%, 8/1/2026 (g)		200	191	SENIOR FLOATING RATE INTERESTS -	Principal
Frontier Communications Corp				2.39%	Amount (000's)	Value (000's)
8.50%, 4/1/2026 (g)		170	164	Aerospace & Defense - 0.06%
11.00%, 9/15/2025		130	104	Sequa Mezzanine Holdings LLC
Goodman Networks Inc				7.05%, 11/28/2021 (n)	$60	$60
8.00%, 5/11/2022		31	21	US LIBOR + 5.00%
GTT Communications Inc				TransDigm Inc
7.88%, 12/31/2024 (g)		120	119	4.59%, 6/9/2023(n)	45	44
Intelsat Jackson Holdings SA				US LIBOR + 2.50%
5.50%, 8/1/2023		150	135	4.59%, 8/22/2024(n)	45	44
7.25%, 10/15/2020		75	75	US LIBOR + 2.50%
8.00%, 2/15/2024(g)		90	94	4.59%, 5/30/2025(n)	30	30
Level 3 Financing Inc				US LIBOR + 2.50%
5.13%, 5/1/2023		35	34			$178
5.38%, 1/15/2024		80	78	Automobile Manufacturers - 0.05%
Level 3 Parent LLC				Navistar Inc
5.75%, 12/1/2022		55	55	5.53%, 11/6/2024(n)	155	154
Ooredoo International Finance Ltd				US LIBOR + 3.50%
3.88%, 1/31/2028		250	236
Sprint Capital Corp				Automobile Parts & Equipment - 0.02%
8.75%, 3/15/2032		80	86	American Axle & Manufacturing Inc
Sprint Communications Inc				4.35%, 4/6/2024(n)	69	68
6.00%, 11/15/2022		10	10	US LIBOR + 2.25%
7.00%, 8/15/2020		135	140
9.00%, 11/15/2018 (g)		7	7
				Chemicals - 0.10%
Sprint Corp				A Schulman Inc
7.13%, 6/15/2024		140	141	5.30%, 6/1/2022(n)	51	51
7.63%, 3/1/2026		35	36	US LIBOR + 3.25%
7.88%, 9/15/2023		135	140	Aruba Investments Inc
Telecom Italia Capital SA				5.34%, 2/2/2022(n)	34	34
6.38%, 11/15/2033		25	25	US LIBOR + 3.25%
T-Mobile USA Inc				Consolidated Energy Finance SA
5.13%, 4/15/2025		320	322	4.52%, 5/2/2025(n)	95	94
6.00%, 4/15/2024		95	98	US LIBOR + 2.50%
6.50%, 1/15/2024		30	31

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Chemicals (continued)			Food - 0.10%
Emerald Performance Materials LLC			B&G Foods Inc
9.84%, 8/1/2022 (n)	$105	$105	4.09%, 11/2/2022(n)	$49	$49
US LIBOR + 6.75%			US LIBOR + 2.00%
		$284	JBS USA LUX SA
Commercial Services - 0.10%			4.83%, 10/30/2022 (n)	94	93
Garda World Security Corp/Old			US LIBOR + 2.50%
5.80%, 5/24/2024(n)	85	85	Post Holdings Inc
US LIBOR + 3.50%			4.10%, 5/24/2024(n)	139	138
Prime Security Services Borrower LLC			US LIBOR + 2.00%
4.84%, 5/2/2022 (n)	109	108			$280
US LIBOR + 2.75%			Healthcare - Products - 0.05%
TMS International Corp			DJO Finance LLC
4.85%, 8/14/2024(n)	89	89	5.45%, 6/8/2020(n)	44	44
US LIBOR + 2.75%			US LIBOR + 3.25%
		$282	Kinetic Concepts Inc
Computers - 0.06%			5.58%, 2/2/2024(n)	104	104
Dell International LLC			US LIBOR + 3.25%
4.10%, 9/7/2023 (n)	109	108			$148
US LIBOR + 2.00%			Healthcare - Services - 0.07%
McAfee LLC			Acadia Healthcare Co Inc
10.47%, 9/26/2025 (n),(o)	55	56	4.59%, 2/16/2023(n)	43	43
US LIBOR + 8.50%			US LIBOR + 2.50%
		$164	Ardent Health Partners LLC
Consumer Products - 0.04%			0.00%, 6/16/2025(n),(o)	70	70
Prestige Brands Inc			US LIBOR + 4.50%
4.09%, 1/26/2024(n)	123	123	DaVita Inc
US LIBOR + 2.00%			4.84%, 6/24/2021(n)	19	19
			US LIBOR + 2.75%
Diversified Financial Services - 0.13%			MPH Acquisition Holdings LLC
Lions Gate Capital Holdings LLC			5.08%, 6/7/2023(n)	72	71
4.34%, 3/24/2025(n)	110	109	US LIBOR + 3.00%
US LIBOR + 2.25%					$203
Russell Investments US Institutional Holdco			Insurance - 0.19%
Inc			Asurion LLC
5.34%, 6/1/2023 (n)	248	249	4.84%, 11/3/2023(n)	92	92
US LIBOR + 3.25%			US LIBOR + 2.75%
		$358	8.09%, 8/4/2025(n)	195	198
Electric - 0.03%			US LIBOR + 6.00%
Vistra Operations Co LLC			Genworth Holdings Inc
4.07%, 12/14/2025 (n)	85	84	6.55%, 2/28/2023(n)	165	168
US LIBOR + 2.00%			US LIBOR + 4.50%
			HUB International Ltd
Electrical Components & Equipment - 0.05%			4.84%, 4/18/2025(n)	95	94
Energizer Holdings Inc			US LIBOR + 3.00%
0.00%, 6/20/2025(n),(o)	155	155			$552
US LIBOR + 2.25%			Leisure Products & Services - 0.03%
			ClubCorp Holdings Inc
Engineering & Construction - 0.05%			5.08%, 9/18/2024(n)	83	82
Pisces Midco Inc			US LIBOR + 2.75%
6.09%, 3/28/2025(n)	145	145
US LIBOR + 3.75%			Lodging - 0.06%
			Caesars Resort Collection LLC
Entertainment - 0.15%			4.84%, 12/22/2024 (n)	90	89
CCM Merger Inc			US LIBOR + 2.75%
4.84%, 8/6/2021 (n)	115	115	Golden Nugget Inc/NV
US LIBOR + 2.75%			4.82%, 10/4/2023(n)	15	15
Eldorado Resorts Inc			US LIBOR + 2.75%
4.38%, 4/17/2024(n)	20	20	Hilton Worldwide Finance LLC
US LIBOR + 2.25%			3.84%, 10/25/2023 (n)	54	54
Stars Group Holdings BV			US LIBOR + 1.75%
0.00%, 6/27/2025(n),(o)	60	60			$158
US LIBOR + 3.50%			Media - 0.10%
WMG Acquisition Corp			Altice Financing SA
4.22%, 11/1/2023(n)	229	227	5.10%, 7/15/2025(n)	50	49
US LIBOR + 2.13%			US LIBOR + 2.75%
		$422	CSC Holdings LLC
Environmental Control - 0.03%			4.57%, 1/12/2026(n)	35	35
Filtration Group Corp			US LIBOR + 2.50%
5.09%, 3/28/2025(n)	95	95	Meredith Corp
US LIBOR + 3.00%			5.09%, 1/17/2025(n)	45	45
			US LIBOR + 3.00%

See accompanying notes.

Schedule of Investments Core Plus Bond Account June 30, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Media (continued)			Retail (continued)
Unitymedia Finance LLC			Michaels Stores Inc
4.32%, 9/30/2025(n)	$50	$49	4.58%, 1/30/2023(n)	$59	$58
US LIBOR + 2.25%			US LIBOR + 2.50%
Univision Communications Inc			PetSmart Inc
4.84%, 3/15/2024(n)	111	107	5.01%, 3/11/2022(n)	60	49
US LIBOR + 2.75%			US LIBOR + 3.00%
		$285			$597
Oil & Gas - 0.14%			Semiconductors - 0.02%
California Resources Corp			Micron Technology Inc
6.84%, 11/14/2022 (n)	145	147	3.85%, 4/26/2022(n)	46	46
US LIBOR + 4.75%			US LIBOR + 1.75%
12.47%, 12/31/2021 (n)	130	144
US LIBOR + 10.37%			Software - 0.02%
Chesapeake Energy Corp			First Data Corp
9.59%, 8/23/2021(n)	100	105	4.09%, 7/8/2022(n)	53	52
US LIBOR + 7.50%			US LIBOR + 2.00%
		$396
Oil & Gas Services - 0.00%			Telecommunications - 0.28%
Apergy Corp			Avaya Inc
4.56%, 4/18/2025(n)	10	10	6.32%, 12/15/2024 (n)	269	269
US LIBOR + 2.50%			US LIBOR + 4.25%
			Level 3 Parent LLC
Packaging & Containers - 0.08%			4.27%, 2/22/2024(n)	140	140
Berry Global Inc			US LIBOR + 2.25%
4.08%, 10/1/2022(n)	32	32	Maxar Technologies Ltd
US LIBOR + 2.00%			4.85%, 10/4/2024(n)	299	297
Caraustar Industries Inc			US LIBOR + 2.75%
7.83%, 3/14/2022(n)	98	99	West Corp
US LIBOR + 5.50%			6.09%, 10/10/2024 (n)	90	89
CROWN Americas LLC			US LIBOR + 4.00%
4.31%, 1/17/2025(n)	25	25			$795
US LIBOR + 2.00%			Transportation - 0.01%
Flex Acquisition Co Inc			Navios Maritime Partners LP
5.31%, 12/29/2023 (n)	40	39	7.33%, 9/14/2020(n)	28	28
US LIBOR + 3.00%			US LIBOR + 5.00%
Reynolds Group Holdings Inc
4.84%, 2/5/2023 (n)	44	44	Trucking & Leasing - 0.04%
US LIBOR + 2.75%			Avolon TLB Borrower 1 US LLC
		$239	4.09%, 1/15/2025(n)	115	113
Pharmaceuticals - 0.07%			US LIBOR + 2.00%
Valeant Pharmaceuticals International Inc
4.98%, 5/19/2025(n)	195	194	TOTAL SENIOR FLOATING RATE INTERESTS		$6,819
US LIBOR + 3.00%			U.S. GOVERNMENT & GOVERNMENT	Principal
			AGENCY OBLIGATIONS - 33.15%	Amount (000's)	Value (000's)
REITs - 0.05%			Federal Home Loan Mortgage Corporation (FHLMC) - 3.89%
iStar Inc			3.00%, 11/1/2042	$336	$328
5.00%, 6/20/2023(n)	91	90	3.00%, 3/1/2043	1,491	1,456
US LIBOR + 2.75%			3.00%, 1/1/2047	2,669	2,597
MGM Growth Properties Operating			3.50%, 4/1/2046	1,604	1,603
Partnership LP			3.62%, 2/1/2037	21	21
4.09%, 4/25/2025(n)	39	39	12 Month LIBOR + 1.63%
US LIBOR + 2.00%			3.77%, 2/1/2034	2	2
		$129	12 Month LIBOR + 1.99%
Retail - 0.21%			4.00%, 4/1/2047	475	486
Academy Ltd			4.00%, 11/1/2047	744	761
5.99%, 7/1/2022 (n)	188	156	4.50%, 7/1/2024	23	23
US LIBOR + 4.00%			4.50%, 12/1/2043	1,234	1,292
Beacon Roofing Supply Inc			4.50%, 9/1/2044	299	312
4.28%, 10/11/2024 (n)	40	40	4.50%, 3/1/2046	360	379
US LIBOR + 2.25%			5.00%, 6/1/2031	126	134
GYP Holdings III Corp			5.00%, 10/1/2035	46	50
4.85%, 6/1/2025 (n)	86	85	5.00%, 6/1/2041	1,285	1,375
US LIBOR + 2.75%			6.00%, 6/1/2032	26	29
IRB Holding Corp			6.00%, 10/1/2032	15	17
5.27%, 1/17/2025(n)	95	95	6.00%, 1/1/2038	73	82
US LIBOR + 3.25%			6.50%, 3/1/2029	4	4
JC Penney Corp Inc			6.50%, 5/1/2029	6	6
6.57%, 6/23/2023(n)	43	41	6.50%, 4/1/2031	2	3
US LIBOR + 4.25%			6.50%, 2/1/2032	5	6
KFC Holding Co			6.50%, 5/1/2032	5	6
3.84%, 4/3/2025 (n)	74	73	6.50%, 4/1/2035	8	9
US LIBOR + 1.75%			7.00%, 12/1/2029	15	16

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal National Mortgage Association (FNMA) (continued)
7.00%, 6/1/2030	$4	$4	6.50%, 9/1/2038	$157	$173
7.00%, 12/1/2030	1	2	7.00%, 2/1/2032	16	16
7.00%, 1/1/2031	2	3			$35,558
7.00%, 12/1/2031	32	33	Government National Mortgage Association (GNMA) - 6.04%
7.50%, 4/1/2030	2	2	2.75%, 7/20/2043	138	141
7.50%, 3/1/2031	10	11	U. S. Treasury 1-Year Note + 1.50%
8.00%, 9/1/2030	34	36	3.00%, 2/15/2043	430	422
		$11,088	3.00%, 7/20/2044	680	671
Federal National Mortgage Association (FNMA) - 12.48%			3.00%, 1/20/2046	498	490
2.50%, 3/1/2030	616	602	3.00%, 7/20/2046	807	793
3.00%, 10/1/2030	1,653	1,650	3.50%, 4/20/2046	228	230
3.00%, 7/1/2033 (p)	200	199	3.50%, 10/20/2046	359	361
3.00%, 3/1/2034	344	343	3.50%, 7/20/2047	1,425	1,430
3.00%, 11/1/2042	917	896	3.50%, 7/1/2048(p)	2,500	2,506
3.00%, 5/1/2043	208	204	3.50%, 7/1/2048	4,050	4,066
3.00%, 7/1/2048 (p)	3,950	3,826	4.00%, 2/15/2042	168	173
3.21%, 7/1/2034	1	1	4.00%, 6/20/2046	88	91
U.S. Treasury 1-Year Note + 2.21%			4.00%, 1/20/2048	2,168	2,247
3.50%, 4/1/2030	443	450	4.00%, 7/1/2048	1,000	1,025
3.50%, 8/1/2034	443	448	4.50%, 9/15/2039	670	711
3.50%, 1/1/2041	46	46	4.50%, 11/15/2040	138	146
3.50%, 11/1/2042	1,031	1,037	4.50%, 7/20/2045	351	370
3.50%, 7/1/2043	361	361	5.00%, 2/15/2034	268	286
3.50%, 7/1/2043	1,026	1,027	5.00%, 10/15/2034	96	103
3.50%, 9/1/2044	2,336	2,339	5.00%, 10/20/2039	52	56
3.50%, 11/1/2044	1,996	1,996	5.00%, 7/20/2040	33	34
3.50%, 7/1/2045 (p)	1,625	1,617	5.00%, 2/15/2042	106	113
3.50%, 11/1/2045	3,204	3,211	5.50%, 12/20/2033	133	145
3.50%, 4/1/2046	619	618	5.50%, 5/20/2035	15	16
4.00%, 10/1/2019	8	8	6.00%, 1/20/2029	25	27
4.00%, 8/1/2020	68	70	6.00%, 7/20/2029	5	5
4.00%, 3/1/2034	491	509	6.00%, 12/15/2033	30	33
4.00%, 11/1/2040	1,572	1,617	6.00%, 12/20/2036	71	79
4.00%, 5/1/2041	239	245	6.50%, 3/20/2028	4	4
4.00%, 7/1/2041 (p)	500	510	6.50%, 5/20/2029	4	4
4.00%, 9/1/2043	700	719	6.50%, 12/15/2032	364	401
4.00%, 6/1/2044	338	347	7.00%, 3/15/2031	9	10
4.00%, 5/1/2045	541	554	7.50%, 5/15/2029	16	16
4.00%, 12/1/2045	862	882	8.00%, 12/15/2030	7	8
4.00%, 4/1/2047	457	468			$17,213
4.00%, 5/1/2047	931	950	U.S. Treasury - 10.74%
4.00%, 6/1/2047	941	964	1.25%, 10/31/2021	1,555	1,486
4.00%, 9/1/2047	948	968	1.25%, 7/31/2023	1,405	1,306
4.00%, 10/1/2047	489	499	1.50%, 8/15/2026	1,420	1,282
4.50%, 7/1/2025	56	57	1.63%, 10/31/2023	370	349
4.50%, 11/1/2040	966	1,016	1.75%, 4/30/2022(q)	3,385	3,269
4.50%, 7/1/2041 (p)	1,750	1,822	1.88%, 11/30/2021	2,550	2,485
4.50%, 9/1/2041	292	306	2.00%, 5/31/2021	720	708
4.50%, 12/1/2044	151	158	2.00%, 10/31/2021	540	529
5.00%, 10/1/2041	215	231	2.00%, 10/31/2022	4,500	4,369
5.50%, 6/1/2019	6	6	2.13%, 11/30/2023 (r)	1,140	1,104
5.50%, 7/1/2019	2	2	2.25%, 8/15/2046	1,090	939
5.50%, 7/1/2019	3	3	2.75%, 8/15/2042	210	202
5.50%, 8/1/2019	1	1	2.88%, 8/15/2045	545	534
5.50%, 8/1/2019	3	3	3.00%, 11/15/2044	1,450	1,456
5.50%, 10/1/2019	9	9	3.00%, 5/15/2045	2,640	2,650
5.50%, 10/1/2019	5	5	3.00%, 11/15/2045	2,000	2,007
5.50%, 12/1/2022	18	19	3.13%, 2/15/2042	590	606
5.50%, 7/1/2033	264	286	3.13%, 8/15/2044	70	72
5.50%, 4/1/2035	24	26	3.75%, 11/15/2043	1,500	1,705
5.50%, 8/1/2036	537	582	4.75%, 2/15/2037	2,810	3,561
5.50%, 2/1/2037	7	7			$30,619
5.50%, 5/1/2040	44	47	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
6.00%, 5/1/2031	3	3	OBLIGATIONS		$94,478
6.00%, 7/1/2035	177	195	Total Investments		$299,482
6.00%, 2/1/2037	165	182	Other Assets and Liabilities - (5.07)%		$(14,444)
6.00%, 2/1/2038	64	71	TOTAL NET ASSETS - 100.00%		$285,038
6.50%, 3/1/2032	4	5
6.50%, 7/1/2037	48	53
6.50%, 7/1/2037	25	28	(a) Non-income producing security
6.50%, 2/1/2038	43	48	(b) The value of these investments was determined using significant
6.50%, 3/1/2038	16	17	unobservable inputs.

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2018 (unaudited)

(c)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(d)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $5,528 or 1.94% of net assets.
(e)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(f)	Current yield shown is as of period end.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $54,001 or 18.95% of net assets.
(h)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(j)	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate and may convert to a variable rate or floating rate in the future.
(k)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(l)	Security purchased on a when-issued basis.
(m)	Security is an Interest Only Strip.
(n)	Rate information disclosed is based on an average weighted rate as of period end.
(o)	This Senior Floating Rate Note will settle after June 30, 2018, at which time the interest rate will be determined.
(p)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(q)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $314 or 0.11% of net assets.
(r)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $184 or 0.06% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	29.84%
Financial	12.66%
Government	12.55%
Asset Backed Securities	11.60%
Consumer, Non-cyclical	8.77%
Energy	5.99%
Communications	4.89%
Investment Companies	4.69%
Consumer, Cyclical	3.66%
Utilities	2.86%
Technology	2.75%
Industrial	2.59%
Basic Materials	2.22%
Other Assets and Liabilities	(5.07)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Core Plus Bond Account
June 30, 2018 (unaudited)

Affiliated Securities			December 31, 2017		Purchases			Sales		June 30, 2018
			Value			Cost		Proceeds			Value
Principal Government Money Market Fund 1.72%				$4,938		$84,496		$76,076	$		13,358
				$4,938		$84,496		$76,076	$		13,358

				Realized Gain/Loss			Realized Gain from			Change in Unrealized
			Income	on Investments		Capital Gain Distributions					Gain/Loss
Principal Government Money Market Fund 1.72%			$87		$—	$			—		$—
			$87		$—	$			—		$—
Amounts in thousands

Restricted Securities

Security Name			Acquisition Date			Cost		Value		Percent of Net Assets
Goodman Networks Inc			6/1/2017				$—		$3		0.00%
Goodman Networks Inc			6/1/2017				—		—		0.00%
Pinnacle Operating Corp			3/9/2017				40		75		0.03%
Total									$78		0.03%
Amounts in thousands.

Futures Contracts

Description and Expiration Date			Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; September 2018			Short		55	$6,610		$			(10)
US 10 Year Ultra Note; September 2018			Short		28	3,591					(40)
US 2 Year Note; September 2018			Long		42	8,897					14
US 5 Year Note; September 2018			Long		100	11,362					15
US Long Bond; September 2018			Long		14	2,030					50
US Ultra Bond; September 2018			Long		15	2,393					78
Total								$			107

Amounts in thousands except contracts.

Exchange Cleared Credit Default Swaps

Buy Protection
	Implied
	Credit Spread		(Pay)/						Unrealized
	as of June 30,		Receive	Payment		Notional		Upfront	Appreciation/
Reference Entity	2018	(a)	Fixed Rate	Frequency	Maturity Date	Amount		Payments/(Receipts)	(Depreciation)		Fair Value
CDX.EM.29	N/A		(1.00)%	Quarterly	6/20/2023	$6,500		$117		$144	$261
CDX.NA.HY.30	N/A		(5.00)%	Quarterly	6/20/2023	5,500		(358)		42	(316)
Total								$(241)		$186	$(55)

Amounts in thousands.

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments requiredtobe made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes.

			Schedule of Investments
			Diversified Balanced Account
			June 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 14.83%
International Equity Index Fund (a)	7,342,485		$77,243
MidCap S&P 400 Index Fund (a)	1,982,039		43,823
SmallCap S&P 600 Index Fund (a)	1,473,779		43,579
			$164,645
Principal Variable Contracts Funds, Inc. Class 1 - 85.20%
Bond Market Index Account (a)	54,900,053		560,530
LargeCap S&P 500 Index Account (a)	20,820,584		385,597
			$946,127
TOTAL INVESTMENT COMPANIES			$1,110,772
PREFERRED STOCKS - 0.00%	Shares Held	Value (000's)
Agriculture - 0.00%
Pinnacle Operating Corp 0.00% (b),(c),(d)	5,058		$5

TOTAL PREFERRED STOCKS			$5
	Principal
BONDS - 0.00%	Amount (000's) Value (000's)
Agriculture - 0.00%
Pinnacle Operating Corp
9.00%, 5/15/2023(e)		$5	$4

Oil & Gas - 0.00%
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019 (b),(d),(f)		5	—

TOTAL BONDS			$4
Total Investments			$1,110,781
Other Assets and Liabilities - (0.03)%			$(278)
TOTAL NET ASSETS - 100.00%			$1,110,503

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Non-income producing security
(c)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(d)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $5 or 0.00% of net assets.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4 or 0.00% of net assets.
(f)	The value of these investments was determined using significant unobservable inputs.

Portfolio Summary (unaudited)
Fund Type	Percent
Fixed Income Funds	50.48%
Domestic Equity Funds	42.59%
International Equity Funds	6.96%
Energy	0.00%
Consumer, Non-cyclical	0.00%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

Restricted Securities

Security Name	Acquisition Date	Cost	Value	Percent of Net Assets
Pinnacle Operating Corp	3/9/2017	$2	$5	0.00%
Total			$5	0.00%
Amounts in thousands.

See accompanying notes.

	Schedule of Investments
	Diversified Balanced Account
	June 30, 2018 (unaudited)

Affiliated Securities	December 31, 2017	Purchases	Sales	June 30, 2018
	Value	Cost	Proceeds	Value
Bond Market Index Account	$588,839	$33,609	$51,509	$560,530
International Equity Index Fund	82,402	7,190	10,635	77,243
LargeCap S&P 500 Index Account	408,611	12,877	46,780	385,597
MidCap S&P 400 Index Fund	47,366	1,060	6,142	43,823
SmallCap S&P 600 Index Fund	47,143	476	8,084	43,579
	$1,174,361	$55,212	$123,150	$1,110,772

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Account	$—	$4	$—	$(10,413)
International Equity Index Fund	—	138	—	(1,852)
LargeCap S&P 500 Index Account	—	12,193	—	(1,304)
MidCap S&P 400 Index Fund	—	342	—	1,197
SmallCap S&P 600 Index Fund	—	1,000	—	3,044
	$—	$13,677	$—	$(9,328)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Diversified Balanced Managed Volatility Account
		June 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 14.82%
International Equity Index Fund (a)	1,155,208	$12,153
MidCap S&P 400 Index Fund (a)	311,838	6,895
SmallCap S&P 600 Index Fund (a)	231,873	6,856
		$25,904
Principal Variable Contracts Funds, Inc. Class 1 - 85.21%
Bond Market Index Account (a)	8,637,491	88,189
LargeCap S&P 500 Managed Volatility Index	4,413,991	60,736
Account (a)
		$148,925
TOTAL INVESTMENT COMPANIES		$174,829
Total Investments		$174,829
Other Assets and Liabilities - (0.03)%		$(50)
TOTAL NET ASSETS - 100.00%		$174,779

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		50.46%
Domestic Equity Funds		42.62%
International Equity Funds		6.95%
Other Assets and Liabilities		(0.03)%
TOTAL NET ASSETS		100.00%

Affiliated Securities		December 31, 2017	Purchases	Sales	June 30, 2018
		Value	Cost	Proceeds	Value
Bond Market Index Account		$90,779	$5,867	$6,858	$88,189
International Equity Index Fund		12,703	1,265	1,546	12,153
LargeCap S&P 500 Managed Volatility Index Account		63,004	2,326	6,279	60,736
MidCap S&P 400 Index Fund		7,302	256	906	6,895
SmallCap S&P 600 Index Fund		7,268	166	1,212	6,856
		$181,056	$9,880	$16,801	$174,829

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Account	$—	$—	$—	$(1,599)
International Equity Index Fund	—	29	—	(298)
LargeCap S&P 500 Managed Volatility Index Account	—	615	—	1,070
MidCap S&P 400 Index Fund	—	24	—	219
SmallCap S&P 600 Index Fund	—	86	—	548
	$—	$754	$—	$(60)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Diversified Balanced Volatility Control Account
		June 30, 2018 (unaudited)

INVESTMENT COMPANIES - 99.79%	Shares Held	Value (000's)
Exchange Traded Funds - 19.60%
iShares Core S&P 500 ETF	39,232	$10,713

Principal Funds, Inc. Class R-6 - 14.84%
International Equity Index Fund (a)	361,426	3,802
MidCap S&P 400 Index Fund (a)	97,583	2,158
SmallCap S&P 600 Index Fund (a)	72,569	2,146
		$8,106
Principal Variable Contracts Funds, Inc. Class 1 - 65.35%
Bond Market Index Account (a)	2,700,426	27,571
LargeCap S&P 500 Index Account (a)	439,209	8,134
		$35,705
TOTAL INVESTMENT COMPANIES		$54,524
Total Investments		$54,524
Other Assets and Liabilities - 0.21%		$112
TOTAL NET ASSETS - 100.00%		$54,636

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		50.46%
Domestic Equity Funds		22.77%
Investment Companies		19.60%
International Equity Funds		6.96%
Other Assets and Liabilities		0.21%
TOTAL NET ASSETS		100.00%

Affiliated Securities		December 31, 2017	Purchases	Sales	June 30, 2018
		Value	Cost	Proceeds	Value
Bond Market Index Account		$17,669	$11,054	$863	$27,571
International Equity Index Fund		2,600	1,535	234	3,802
LargeCap S&P 500 Index Account		5,671	3,025	728	8,134
MidCap S&P 400 Index Fund		1,508	819	235	2,158
SmallCap S&P 600 Index Fund		1,512	824	365	2,146
		$28,960	$17,257	$2,425	$43,811

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Account	$—	$—	$—	$(289)
International Equity Index Fund	—	—	—	(99)
LargeCap S&P 500 Index Account	—	1	—	165
MidCap S&P 400 Index Fund	—	—	—	66
SmallCap S&P 600 Index Fund	—	—	—	175
	$—	$1	$—	$18
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Diversified Growth Account
		June 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 19.83%
International Equity Index Fund (a)	36,437,770	$383,325
MidCap S&P 400 Index Fund (a)	8,606,552	190,291
SmallCap S&P 600 Index Fund (a)	6,399,559	189,235
		$762,851
Principal Variable Contracts Funds, Inc. Class 1 - 80.20%
Bond Market Index Account (a)	133,497,770	1,363,012
LargeCap S&P 500 Index Account (a)	92,991,611	1,722,205
		$3,085,217
TOTAL INVESTMENT COMPANIES		$3,848,068
Total Investments		$3,848,068
Other Assets and Liabilities - (0.03)%		$(987)
TOTAL NET ASSETS - 100.00%		$3,847,081

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		54.64%
Fixed Income Funds		35.43%
International Equity Funds		9.96%
Other Assets and Liabilities		(0.03)%
TOTAL NET ASSETS		100.00%

Affiliated Securities		December 31, 2017	Purchases	Sales	June 30, 2018
		Value	Cost	Proceeds	Value
Bond Market Index Account		$1,386,397	$100,220	$99,018	$1,363,012
International Equity Index Fund		395,940	32,563	36,336	383,325
LargeCap S&P 500 Index Account		1,767,061	38,508	130,150	1,722,205
MidCap S&P 400 Index Fund		199,135	3,155	18,503	190,291
SmallCap S&P 600 Index Fund		198,200	672	26,909	189,235
		$3,946,733	$175,118	$310,916	$3,848,068

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Account	$—	$3	$—	$(24,590)
International Equity Index Fund	—	105	—	(8,947)
LargeCap S&P 500 Index Account	—	21,622	—	25,164
MidCap S&P 400 Index Fund	—	374	—	6,130
SmallCap S&P 600 Index Fund	—	2,130	—	15,142
	$—	$24,234	$—	$12,899
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Diversified Growth Managed Volatility Account
		June 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 19.82%
International Equity Index Fund (a)	3,312,757	$34,850
MidCap S&P 400 Index Fund (a)	782,475	17,300
SmallCap S&P 600 Index Fund (a)	581,825	17,205
		$69,355
Principal Variable Contracts Funds, Inc. Class 1 - 80.21%
Bond Market Index Account (a)	12,136,976	123,918
LargeCap S&P 500 Managed Volatility Index	11,392,124	156,756
Account (a)
		$280,674
TOTAL INVESTMENT COMPANIES		$350,029
Total Investments		$350,029
Other Assets and Liabilities - (0.03)%		$(93)
TOTAL NET ASSETS - 100.00%		$349,936

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		54.66%
Fixed Income Funds		35.41%
International Equity Funds		9.96%
Other Assets and Liabilities		(0.03)%
TOTAL NET ASSETS		100.00%

Affiliated Securities		December 31, 2017	Purchases	Sales	June 30, 2018
		Value	Cost	Proceeds	Value
Bond Market Index Account		$124,750	$10,470	$9,083	$123,918
International Equity Index Fund		35,627	3,555	3,523	34,850
LargeCap S&P 500 Managed Volatility Index Account		159,026	5,264	11,680	156,756
MidCap S&P 400 Index Fund		17,919	618	1,823	17,300
SmallCap S&P 600 Index Fund		17,834	393	2,582	17,205
		$355,156	$20,300	$28,691	$350,029

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Account	$—	$—	$—	$(2,219)
International Equity Index Fund	—	50	—	(859)
LargeCap S&P 500 Managed Volatility Index Account	—	830	—	3,316
MidCap S&P 400 Index Fund	—	29	—	557
SmallCap S&P 600 Index Fund	—	149	—	1,411
	$—	$1,058	$—	$2,206
Amounts in thousands

See accompanying notes.

		Schedule of Investments
	Diversified Growth Volatility Control Account
		June 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Exchange Traded Funds - 19.84%
iShares Core S&P 500 ETF	214,901	$58,679

Principal Funds, Inc. Class R-6 - 19.84%
International Equity Index Fund (a)	2,803,925	29,497
MidCap S&P 400 Index Fund (a)	662,379	14,645
SmallCap S&P 600 Index Fund (a)	492,561	14,565
		$58,707
Principal Variable Contracts Funds, Inc. Class 1 - 60.33%
Bond Market Index Account (a)	10,267,391	104,830
LargeCap S&P 500 Index Account (a)	3,975,413	73,625
		$178,455
TOTAL INVESTMENT COMPANIES		$295,841
Total Investments		$295,841
Other Assets and Liabilities - (0.01)%		$(43)
TOTAL NET ASSETS - 100.00%		$295,798

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		35.44%
Domestic Equity Funds		34.76%
Investment Companies		19.84%
International Equity Funds		9.97%
Other Assets and Liabilities		(0.01)%
TOTAL NET ASSETS		100.00%

Affiliated Securities		December 31, 2017	Purchases	Sales	June 30, 2018
		Value	Cost	Proceeds	Value
Bond Market Index Account		$57,653	$48,818	$736	$104,830
International Equity Index Fund		17,316	13,762	763	29,497
LargeCap S&P 500 Index Account		44,026	37,959	9,580	73,625
MidCap S&P 400 Index Fund		8,772	6,394	934	14,645
SmallCap S&P 600 Index Fund		8,789	6,424	1,760	14,565
		$136,556	$113,357	$13,773	$237,162

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Account	$—	$—	$—	$(905)
International Equity Index Fund	—	1	—	(819)
LargeCap S&P 500 Index Account	—	61	—	1,159
MidCap S&P 400 Index Fund	—	—	—	413
SmallCap S&P 600 Index Fund	—	—	—	1,112
	$—	$62	$—	$960
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Diversified Income Account
		June 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 9.85%
International Equity Index Fund (a)	955,013	$10,047
MidCap S&P 400 Index Fund (a)	338,351	7,481
SmallCap S&P 600 Index Fund (a)	251,581	7,439
		$24,967
Principal Variable Contracts Funds, Inc. Class 1 - 90.18%
Bond Market Index Account (a)	16,245,203	165,864
LargeCap S&P 500 Index Account (a)	3,385,055	62,691
		$228,555
TOTAL INVESTMENT COMPANIES		$253,522
Total Investments		$253,522
Other Assets and Liabilities - (0.03)%		$(70)
TOTAL NET ASSETS - 100.00%		$253,452

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		65.44%
Domestic Equity Funds		30.63%
International Equity Funds		3.96%
Other Assets and Liabilities		(0.03)%
TOTAL NET ASSETS		100.00%

Affiliated Securities		December 31, 2017	Purchases	Sales	June 30, 2018
		Value	Cost	Proceeds	Value
Bond Market Index Account		$174,685	$15,413	$21,200	$165,864
International Equity Index Fund		10,745	1,493	1,979	10,047
LargeCap S&P 500 Index Account		66,606	5,805	11,564	62,691
MidCap S&P 400 Index Fund		8,105	602	1,499	7,481
SmallCap S&P 600 Index Fund		8,066	501	1,830	7,439
		$268,207	$23,814	$38,072	$253,522

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Account	$—	$3	$—	$(3,037)
International Equity Index Fund	—	12	—	(224)
LargeCap S&P 500 Index Account	—	1,325	—	519
MidCap S&P 400 Index Fund	—	41	—	232
SmallCap S&P 600 Index Fund	—	124	—	578
	$—	$1,505	$—	$(1,932)
Amounts in thousands

See accompanying notes.

     Schedule of Investments Diversified International Account June 30, 2018 (unaudited)

COMMON STOCKS - 97.26%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 1.49%			Commercial Services (continued)
Safran SA	23,017	$2,788	Evotec AG (a)	38,411	$655
Thales SA	11,025	1,418	New Oriental Education & Technology Group	13,111	1,241
		$4,206	Inc ADR
Airlines - 0.34%			Wirecard AG	8,933	1,429
Ryanair Holdings PLC ADR(a)	8,466	967			$5,426
			Computers - 2.01%
Apparel - 3.07%			Atos SE	9,967	1,355
Kering SA	5,626	3,169	Capgemini SE	8,338	1,117
LVMH Moet Hennessy Louis Vuitton SE	11,883	3,945	Logitech International SA	48,291	2,116
Moncler SpA	23,267	1,056	TDK Corp	10,800	1,100
Puma SE	852	498			$5,688
		$8,668	Distribution & Wholesale - 3.40%
Automobile Manufacturers - 5.71%			Ferguson PLC	28,016	2,267
Ashok Leyland Ltd	425,039	781	ITOCHU Corp	142,000	2,568
Ferrari NV	11,157	1,508	Mitsubishi Corp	94,300	2,615
Fiat Chrysler Automobiles NV (a)	134,952	2,546	Sumitomo Corp	131,800	2,161
Honda Motor Co Ltd	61,400	1,800			$9,611
Isuzu Motors Ltd	75,400	1,000	Diversified Financial Services - 1.86%
Maruti Suzuki India Ltd	10,449	1,347	Hana Financial Group Inc	22,232	854
Suzuki Motor Corp	30,100	1,659	Indiabulls Housing Finance Ltd	93,144	1,557
Toyota Motor Corp	48,200	3,117	ORIX Corp	146,300	2,306
Volvo AB - B Shares	149,141	2,370	Shriram Transport Finance Co Ltd	28,283	537
		$16,128			$5,254
Automobile Parts & Equipment - 0.31%			Electric - 1.25%
Aisin Seiki Co Ltd	19,000	865	Enel SpA	283,984	1,573
			Iberdrola SA	255,546	1,971
Banks - 13.51%					$3,544
Banco do Brasil SA	77,400	568	Electronics - 1.21%
Bank Negara Indonesia Persero Tbk PT	373,400	183	Hitachi High-Technologies Corp	14,500	590
Bank of Montreal	27,200	2,103	Hoya Corp	31,496	1,786
Bank of Nova Scotia/The	26,000	1,472	Murata Manufacturing Co Ltd	6,200	1,041
Credicorp Ltd	8,179	1,841			$3,417
DBS Group Holdings Ltd	109,600	2,131	Engineering & Construction - 1.49%
DNB ASA	113,476	2,210	ACS Actividades de Construccion y Servicios	30,502	1,231
Erste Group Bank AG (a)	48,135	2,007
			SA
Grupo Financiero Banorte SAB de CV	221,200	1,301	ACS Actividades de Construccion y Servicios	30,502	31
HDFC Bank Ltd ADR	11,594	1,218	SA - Rights (a)
HDFC Bank Ltd	7,094	219	Vinci SA	30,744	2,951
Kotak Mahindra Bank Ltd	49,283	967			$4,213
Lloyds Banking Group PLC	3,516,945	2,918	Entertainment - 0.80%
Macquarie Group Ltd	29,468	2,686	Aristocrat Leisure Ltd	44,380	1,013
Malayan Banking Bhd	448,400	999	GVC Holdings PLC	90,881	1,257
Mediobanca Banca di Credito Finanziario SpA	192,024	1,776			$2,270
Paragon Banking Group PLC	26,348	166
Raiffeisen Bank International AG	45,236	1,386	Food - 3.33%
Sberbank of Russia PJSC ADR	153,262	2,192	Nestle SA	55,847	4,328
Standard Bank Group Ltd	54,061	755	Nichirei Corp	35,000	891
Swedbank AB	110,020	2,344	Tesco PLC	671,068	2,271
Toronto-Dominion Bank/The	63,000	3,646	Uni-President Enterprises Corp	452,000	1,146
United Overseas Bank Ltd	86,600	1,697	X5 Retail Group NV	29,638	783
Yes Bank Ltd	279,124	1,387			$9,419
		$38,172	Forest Products & Paper - 1.55%
Beverages - 2.70%			Mondi PLC	40,795	1,100
Ambev SA	250,900	1,164	Suzano Papel e Celulose SA	70,900	818
Coca-Cola Bottlers Japan Holdings Inc	25,200	1,008	UPM-Kymmene OYJ	69,307	2,468
Coca-Cola HBC AG (a)	33,654	1,120			$4,386
Diageo PLC	85,893	3,086	Hand & Machine Tools - 0.66%
Treasury Wine Estates Ltd	97,007	1,247	Sandvik AB	106,301	1,877
		$7,625
			Healthcare - Products - 0.74%
Biotechnology - 0.95%			Lonza Group AG (a)	4,128	1,091
CSL Ltd	18,807	2,677	Straumann Holding AG	1,302	987
Building Materials - 0.97%					$2,078
China National Building Material Co Ltd	1,082,000	1,065	Healthcare - Services - 0.54%
			ICON PLC (a)	11,587	1,536
Kingspan Group PLC	25,792	1,289
Rockwool International A/S	997	388
		$2,742	Holding Companies - Diversified - 0.34%
Chemicals - 0.73%			Melco International Development Ltd	309,000	948
Covestro AG (b)	16,838	1,497
Showa Denko KK	12,800	566	Home Builders - 1.41%
			MRV Engenharia e Participacoes SA	144,800	447
		$2,063	Persimmon PLC	34,189	1,139
Commercial Services - 1.92%			Sekisui House Ltd	33,432	591
Ashtead Group PLC	70,539	2,101

See accompanying notes.

Schedule of Investments
Diversified International Account
June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Home Builders (continued)			Real Estate - 1.89%
Taylor Wimpey PLC	772,960	$1,820	Sun Hung Kai Properties Ltd	112,000	$1,687
		$3,997	Vonovia SE	43,152	2,051
Home Furnishings - 0.59%			Wharf Real Estate Investment Co Ltd	224,000	1,591
Howden Joinery Group PLC	135,642	957			$5,329
LG Electronics Inc	9,608	715	REITs - 0.73%
		$1,672	Dexus	125,538	903
Insurance - 4.85%			Mirvac Group	720,326	1,156
ASR Nederland NV	31,617	1,288			$2,059
Direct Line Insurance Group PLC	196,580	887	Retail - 2.35%
Fairfax Financial Holdings Ltd	1,400	785	Alimentation Couche-Tard Inc	43,223	1,878
Hannover Rueck SE	13,393	1,665	Dollarama Inc	58,452	2,266
Legal & General Group PLC	646,783	2,262	Matsumotokiyoshi Holdings Co Ltd	14,200	637
NN Group NV	51,292	2,080	Wal-Mart de Mexico SAB de CV	705,222	1,861
Prudential PLC	116,678	2,660			$6,642
Swiss Life Holding AG (a)	5,990	2,077	Semiconductors - 4.34%
		$13,704	Infineon Technologies AG	108,311	2,751
Internet - 3.68%			Rohm Co Ltd	12,400	1,036
Alibaba Group Holding Ltd ADR(a)	19,330	3,586	Samsung Electronics Co Ltd	84,491	3,539
Baidu Inc ADR (a)	8,027	1,951	Taiwan Semiconductor Manufacturing Co Ltd	522,140	3,708
Tencent Holdings Ltd	96,493	4,845	Tokyo Electron Ltd	7,200	1,236
		$10,382			$12,270
Investment Companies - 0.87%			Software - 1.28%
EXOR NV	20,947	1,402	Dassault Systemes SE	7,912	1,107
Investor AB	26,047	1,055	Ubisoft Entertainment SA (a)	22,849	2,498
		$2,457			$3,605
Iron & Steel - 1.46%			Telecommunications - 2.84%
POSCO	5,501	1,623	Mobile TeleSystems PJSC ADR	83,288	735
Vale SA	196,111	2,499	Nippon Telegraph & Telephone Corp	38,313	1,741
		$4,122	Orange SA	97,860	1,634
Lodging - 0.46%			SK Telecom Co Ltd	3,731	780
Wynn Macau Ltd	409,200	1,311	SoftBank Group Corp	25,700	1,835
			Telenor ASA	63,838	1,307
Machinery - Construction & Mining - 1.62%					$8,032
Hitachi Ltd	356,000	2,508	Toys, Games & Hobbies - 0.80%
Komatsu Ltd	72,700	2,070	Nintendo Co Ltd	6,900	2,252
		$4,578
Machinery - Diversified - 1.28%			Transportation - 1.05%
Duerr AG	15,544	719	Canadian National Railway Co	36,228	2,963
Keyence Corp	3,500	1,974
Sumitomo Heavy Industries Ltd	27,000	910	TOTAL COMMON STOCKS		$274,783
		$3,603	INVESTMENT COMPANIES - 1.57%	Shares Held	Value (000's)
Media - 0.75%			Money Market Funds - 1.57%
Naspers Ltd	8,360	2,108	Principal Government Money Market Fund	4,433,521	4,434
			1.72%(c),(d)
Mining - 1.88%
Glencore PLC (a)	428,740	2,036	TOTAL INVESTMENT COMPANIES		$4,434
Rio Tinto Ltd	37,339	2,307	PREFERRED STOCKS - 0.35%	Shares Held	Value (000's)
Teck Resources Ltd	38,200	973	Holding Companies - Diversified - 0.35%
		$5,316	Itausa - Investimentos Itau SA 0.06%	411,446	$976
Oil & Gas - 7.82%
BP PLC	573,429	4,363	TOTAL PREFERRED STOCKS		$976
JXTG Holdings Inc	341,500	2,369	Total Investments		$280,193
LUKOIL PJSC ADR	22,691	1,545	Other Assets and Liabilities - 0.82%		$2,321
Neste Oyj	25,985	2,033	TOTAL NET ASSETS - 100.00%		$282,514
Petrobras Distribuidora SA	87,800	410
PTT PCL	1,124,000	1,625
Reliance Industries Ltd	160,688	2,283	(a) Non-income producing security
Royal Dutch Shell PLC - A Shares	88,289	3,064	(b)		Security exempt from registration under Rule 144A of the Securities Act of
Royal Dutch Shell PLC - B Shares	49,016	1,756	1933. These securities may be resold in transactions exempt from
Suncor Energy Inc	64,800	2,637	registration, normally to qualified institutional buyers. At the end of the
		$22,085	period, the value of these securities totaled $1,497 or 0.53% of net assets.
Pharmaceuticals - 2.19%			(c)		Affiliated Security. Security is either an affiliate (and registered under the
Novo Nordisk A/S	52,792	2,439	Investment Company Act of 1940) or an affiliate as defined by the
Roche Holding AG	16,863	3,741	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
		$6,180	outstanding voting shares of the security). Please see affiliated sub-
Private Equity - 2.24%			schedule for transactional information.
3i Group PLC	181,995	2,155	(d) Current yield shown is as of period end.
Brookfield Asset Management Inc	81,313	3,299
Intermediate Capital Group PLC	60,909	882
		$6,336

See accompanying notes.

Schedule of Investments
Diversified International Account
June 30, 2018 (unaudited)

Portfolio Summary (unaudited)
Country		Percent
Japan		15.68%
United Kingdom		11.87%
Canada		7.79%
France		7.78%
Switzerland		7.00%
China		4.50%
Germany		4.00%
India		3.65%
Australia		3.43%
Netherlands		3.40%
Sweden		2.70%
Korea, Republic Of		2.64%
Brazil		2.45%
Italy		2.08%
Russian Federation		1.87%
Taiwan, Province Of China		1.72%
Finland		1.59%
United States		1.57%
Hong Kong		1.50%
Singapore		1.35%
Ireland		1.33%
Norway		1.24%
Austria		1.20%
Spain		1.15%
Mexico		1.12%
South Africa		1.02%
Denmark		1.00%
Peru		0.65%
Thailand		0.58%
Macao		0.46%
Isle of Man		0.44%
Malaysia		0.35%
Indonesia		0.07%
Other Assets and Liabilities		0.82%
TOTAL NET ASSETS		100.00%

Affiliated Securities	December 31, 2017		Purchases		Sales	June 30, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.72%		$4,483		$44,624	$44,673	$4,434
		$4,483		$44,624	$44,673	$4,434

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.72%	$34		$—		$—	$—
	$34		$—		$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments Equity Income Account June 30, 2018 (unaudited)

COMMON STOCKS - 98.77%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 0.38%			Machinery - Diversified - 1.00%
Boeing Co/The	6,713	$2,252	Deere & Co	41,946	$5,864

Airlines - 1.28%			Media - 1.03%
Delta Air Lines Inc	151,769	7,519	Walt Disney Co/The	57,481	6,025

Apparel - 0.98%			Miscellaneous Manufacturers - 1.85%
VF Corp	70,470	5,745	3M Co	17,268	3,397
			Parker-Hannifin Corp	47,754	7,442
Automobile Manufacturers - 1.51%					$10,839
PACCAR Inc	142,441	8,826	Oil & Gas - 8.59%
			Chevron Corp	52,236	6,604
Automobile Parts & Equipment - 2.46%			Cimarex Energy Co	90,641	9,222
Autoliv Inc	66,392	9,509	Exxon Mobil Corp	69,455	5,746
Magna International Inc	83,891	4,876	Marathon Petroleum Corp	135,233	9,488
		$14,385	Occidental Petroleum Corp	86,498	7,238
Banks - 10.15%			Royal Dutch Shell PLC - B shares ADR	165,429	12,019
Banco Santander Mexico SA Institucion de	348,704	2,333			$50,317
Banca Multiple Grupo Financiero Santand			Pharmaceuticals - 7.44%
ADR			Johnson & Johnson	56,993	6,915
Bank of Nova Scotia/The	184,790	10,574	Merck & Co Inc	169,461	10,286
JPMorgan Chase & Co	153,682	16,013	Novartis AG ADR	86,269	6,517
PNC Financial Services Group Inc/The	109,887	14,846	Pfizer Inc	267,262	9,696
SunTrust Banks Inc	52,974	3,497	Roche Holding AG ADR	369,148	10,200
US Bancorp	244,576	12,234			$43,614
		$59,497	Pipelines - 2.13%
Beverages - 1.57%			Enterprise Products Partners LP	451,103	12,482
Coca-Cola Co/The	108,286	4,750
Dr Pepper Snapple Group Inc	36,600	4,465	Private Equity - 2.43%
		$9,215	KKR & Co LP	573,596	14,254
Chemicals - 2.57%
Air Products & Chemicals Inc	32,631	5,081	REITs - 5.52%
Albemarle Corp	29,416	2,775	Alexandria Real Estate Equities Inc	15,518	1,958
DowDuPont Inc	60,341	3,978	Annaly Capital Management Inc	731,602	7,528
PPG Industries Inc	30,813	3,196	Digital Realty Trust Inc	87,309	9,742
		$15,030	Host Hotels & Resorts Inc	194,117	4,090
Computers - 3.66%			Simon Property Group Inc	52,964	9,014
Accenture PLC - Class A	21,266	3,479			$32,332
Apple Inc	97,100	17,974	Retail - 2.79%
		$21,453	Costco Wholesale Corp	43,180	9,024
Diversified Financial Services - 6.04%			Starbucks Corp	149,255	7,291
BlackRock Inc	24,100	12,027			$16,315
Discover Financial Services	184,402	12,984	Semiconductors - 3.61%
FNF Group	275,288	10,356	Applied Materials Inc	87,888	4,060
		$35,367	Maxim Integrated Products Inc	67,958	3,986
Electric - 6.60%			Microchip Technology Inc	85,711	7,795
Eversource Energy	129,763	7,605	Taiwan Semiconductor Manufacturing Co Ltd	144,669	5,289
NextEra Energy Inc	42,161	7,042	ADR
Sempra Energy	69,098	8,023			$21,130
WEC Energy Group Inc	121,847	7,877	Software - 2.57%
Xcel Energy Inc	178,360	8,148	Fidelity National Information Services Inc	51,533	5,464
		$38,695	Microsoft Corp	64,383	6,349
Electronics - 1.07%			SAP SE ADR	28,103	3,250
Honeywell International Inc	43,641	6,286			$15,063
			Telecommunications - 2.84%
Food - 4.62%			BCE Inc	182,546	7,391
Hormel Foods Corp	129,673	4,825	Verizon Communications Inc	184,295	9,272
Kraft Heinz Co/The	104,034	6,535			$16,663
Kroger Co/The	377,737	10,747	Toys, Games & Hobbies - 2.22%
Tyson Foods Inc	72,240	4,974	Hasbro Inc	140,902	13,008
		$27,081
Healthcare - Products - 4.98%			Transportation - 1.75%
Abbott Laboratories	148,210	9,039	Union Pacific Corp	56,797	8,047
Becton Dickinson and Co	36,653	8,781	United Parcel Service Inc	20,658	2,195
Medtronic PLC	132,640	11,355			$10,242
		$29,175	TOTAL COMMON STOCKS		$578,731
Insurance - 5.13%
Allstate Corp/The	96,543	8,811
Chubb Ltd	94,108	11,954
Fairfax Financial Holdings Ltd	9,778	5,481
Swiss Re AG ADR	173,950	3,811
		$30,057

See accompanying notes.

Schedule of Investments
Equity Income Account
June 30, 2018 (unaudited)

INVESTMENT COMPANIES - 0.81%	Shares Held	Value (000's)
Money Market Funds - 0.81%
Principal Government Money Market Fund	4,773,712	$4,774
1.72%(a),(b)

TOTAL INVESTMENT COMPANIES		$4,774
Total Investments		$583,505
Other Assets and Liabilities - 0.42%		$2,439
TOTAL NET ASSETS - 100.00%		$585,944

(a)		Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.
(b) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Financial		29.27%
Consumer, Non-cyclical		18.61%
Consumer, Cyclical		11.24%
Energy		10.72%
Technology		9.84%
Utilities		6.60%
Industrial		6.05%
Communications		3.87%
Basic Materials		2.57%
Investment Companies		0.81%
Other Assets and Liabilities		0.42%
TOTAL NET ASSETS		100.00%

Affiliated Securities		December 31, 2017	Purchases		Sales	June 30, 2018
		Value		Cost	Proceeds	Value
Principal Government Money Market Fund 1.72%		$10,695		$39,582	$45,503	$4,774
		$10,695		$39,582	$45,503	$4,774

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.72%		$56	$—		$—	$—
		$56	$—		$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
June 30, 2018 (unaudited)

INVESTMENT COMPANIES - 0.95%	Shares Held	Value(000	's)		Principal
Money Market Funds - 0.95%				BONDS (continued)	Amount (000's) Value (000's)
Principal Government Money Market Fund	2,175,032	$2,175		Mortgage Backed Securities (continued)
1.72%(a),(b)				Fannie Mae REMICS (continued)
				1.36%, 6/25/2045(c),(d)	$6,951	$371
TOTAL INVESTMENT COMPANIES		$2,175		1.38%, 9/25/2055(c),(d)	9,952	461
	Principal			2.00%, 2/25/2040	865	834
BONDS - 29.44%	Amount (000's)	Value(000	's)	3.00%, 4/25/2042	1,067	1,042
Commercial Mortgage Backed Securities - 11.50%				3.00%, 2/25/2043	521	514
CD 2017-CD3 Mortgage Trust				3.00%, 1/25/2046	868	858
3.98%, 2/10/2050(c)	$1,000	$993		3.50%, 1/25/2040(d)	3,363	391
COMM 2014-CCRE19 Mortgage Trust				3.50%, 11/25/2042	2,500	2,548
4.72%, 8/10/2047(c)	600	595		4.00%, 12/25/2039 (d)	1,767	229
COMM 2014-UBS5 Mortgage Trust				4.00%, 11/25/2042 (d)	2,124	437
4.77%, 9/10/2047(c)	1,000	996		4.00%, 3/25/2045	1,000	1,055
Freddie Mac Multifamily Structured Pass				4.00%, 4/25/2047	631	659
Through Certificates				4.50%, 4/25/2045(d)	3,880	910
2.65%, 8/25/2026	1,300	1,239		7.00%, 4/25/2032	132	147
3.29%, 11/25/2027	1,100	1,086		8.70%, 12/25/2019	1	1
3.44%, 12/25/2027	500	500		Freddie Mac REMICS
3.60%, 1/25/2028	1,600	1,620		1.17%, 5/15/2038(c),(d)	4,818	188
3.65%, 2/25/2028(c)	700	711		1.39%, 4/15/2040(c),(d)	6,381	288
3.90%, 4/25/2028	450	466		1.50%, 4/15/2028	1,241	1,177
Ginnie Mae				2.50%, 11/15/2032	1,145	1,097
0.57%, 12/16/2059 (c),(d)	7,920	461		2.50%, 2/15/2043	1,102	1,057
0.58%, 3/16/2060(c),(d)	4,977	311		3.00%, 11/15/2030 (d)	2,941	200
0.64%, 10/16/2054 (c),(d)	11,579	344		3.00%, 11/15/2035	950	898
0.65%, 4/16/2047(c),(d)	11,473	470		3.00%, 6/15/2040	571	567
0.72%, 11/16/2052 (c),(d)	14,527	666		3.00%, 10/15/2041	460	456
0.73%, 11/16/2045 (c),(d)	18,244	745		3.00%, 4/15/2046	338	331
0.80%, 9/16/2053(c),(d)	10,141	436		3.50%, 3/15/2029	349	356
0.81%, 2/16/2053(c),(d)	12,091	643		3.50%, 8/15/2040(d)	3,314	395
0.84%, 3/16/2052(c),(d)	13,830	761		3.50%, 5/15/2043	972	980
0.85%, 2/16/2055(c),(d)	22,336	763		3.50%, 8/15/2043	1,015	1,017
0.88%, 2/16/2046(c),(d)	18,374	916		3.50%, 9/15/2043	1,200	1,189
2.60%, 5/16/2059	690	651		4.00%, 5/15/2039	4,200	4,289
2.60%, 3/16/2060	1,191	1,123		4.00%, 1/15/2045	1,257	1,307
GS Mortgage Securities Trust 2011-GC5				4.00%, 4/15/2045	567	584
5.56%, 8/10/2044(c),(e)	900	876		Ginnie Mae
GS Mortgage Securities Trust 2014-GC20				0.74%, 9/20/2037(c),(d)	8,493	315
5.02%, 4/10/2047(c)	300	285		3.50%, 12/20/2034 (d)	1,613	52
JP Morgan Chase Commercial Mortgage				3.50%, 5/20/2039	137	137
Securities Trust 2011-C5				3.50%, 5/20/2043(d)	4,895	982
5.59%, 8/15/2046(c),(e)	2,000	2,093		3.50%, 10/20/2044 (d)	6,059	994
JP Morgan Chase Commercial Mortgage				4.00%, 2/20/2044(d)	3,730	692
Securities Trust 2013-C16				4.00%, 4/20/2044(d)	1,902	340
5.11%, 12/15/2046 (c)	1,800	1,886		4.00%, 4/20/2046(d)	2,509	526
JPMDB Commercial Mortgage Securities				JP Morgan Mortgage Trust 2016-4
Trust 2018-C8				3.50%, 10/25/2046 (c),(e)	841	823
4.75%, 6/15/2051(c)	500	509		JP Morgan Mortgage Trust 2017-3
WFRBS Commercial Mortgage Trust 2013-				3.87%, 8/25/2047(c),(e)	588	564
C14				New Residential Mortgage Loan Trust 2014-
4.11%, 6/15/2046(c),(e)	1,000	906		1
WFRBS Commercial Mortgage Trust 2014-				5.00%, 1/25/2054(c),(e)	1,636	1,692
C23				New Residential Mortgage Loan Trust 2015-
4.52%, 10/15/2057 (c)	1,000	1,012		2
WFRBS Commercial Mortgage Trust 2014-				5.56%, 8/25/2055(c),(e)	1,181	1,258
LC14				Sequoia Mortgage Trust 2013-2
4.34%, 3/15/2047(c)	2,450	2,386		3.64%, 2/25/2043(c)	795	786
		$26,449		Sequoia Mortgage Trust 2017-5
Home Equity Asset Backed Securities - 0.38%				3.50%, 8/25/2047(c),(e)	360	352
ACE Securities Corp Mortgage Loan Trust				Sequoia Mortgage Trust 2018-5
Series 2007-D1				3.50%, 5/25/2048(c),(e)	694	674
6.93%, 2/25/2038(c),(e)	926	881				$38,592
				Other Asset Backed Securities - 0.78%
Mortgage Backed Securities - 16.78%				Chase Funding Trust Series 2004-1
EverBank Mortgage Loan Trust 18-1				2.55%, 12/25/2033	98	97
3.50%, 2/25/2048(c),(e)	684	673		1 Month LIBOR + 0.46%
Fannie Mae Grantor Trust 2005-T1				CNH Equipment Trust 2016-C
2.44%, 5/25/2035	254	253		1.76%, 9/15/2023	500	486
1 Month LIBOR + 0.35%				Towd Point Mortgage Trust
Fannie Mae Interest Strip				4.25%, 10/25/2053 (c),(e)	550	574
3.50%, 12/25/2043 (c),(d)	1,830	337
Fannie Mae REMICS
1.31%, 12/25/2056 (c),(d)	6,776	309

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
June 30, 2018 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Other Asset Backed Securities (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
Towd Point Mortgage Trust 2017-6			6.50%, 11/1/2028	$4	$5
3.25%, 10/25/2057 (c),(e)	$700	$646	6.50%, 12/1/2028	9	10
		$1,803	6.50%, 3/1/2029	4	5
TOTAL BONDS		$67,725	6.50%, 7/1/2031	20	22
U.S. GOVERNMENT & GOVERNMENT	Principal		6.50%, 8/1/2031	5	6
AGENCY OBLIGATIONS - 69.42%	Amount (000's)	Value (000's)	6.50%, 10/1/2031	9	10
Federal Home Loan Mortgage Corporation (FHLMC) - 14.43%			6.50%, 10/1/2031	8	9
2.00%, 10/1/2031	$834	$790	6.50%, 12/1/2031	17	19
2.50%, 2/1/2028	833	815	6.50%, 2/1/2032	15	17
3.00%, 2/1/2027	301	301	6.50%, 5/1/2032	41	46
3.00%, 8/1/2042	818	798	6.50%, 4/1/2035	7	7
3.00%, 10/1/2042	607	594	7.00%, 9/1/2023	7	7
3.00%, 10/1/2042	1,217	1,190	7.00%, 12/1/2023	3	3
3.00%, 10/1/2042	1,132	1,107	7.00%, 1/1/2024	3	3
3.00%, 5/1/2043	854	834	7.00%, 9/1/2027	4	5
3.00%, 10/1/2046	889	865	7.00%, 1/1/2028	39	42
3.00%, 1/1/2047	1,169	1,138	7.00%, 4/1/2028	17	19
3.37%, 9/1/2032	14	15	7.00%, 5/1/2028	3	3
U.S. Treasury 1-Year Note + 2.23%			7.00%, 10/1/2031	7	8
3.50%, 2/1/2032	1,319	1,338	7.00%, 10/1/2031	12	14
3.50%, 4/1/2042	1,868	1,874	7.00%, 4/1/2032	57	63
3.50%, 5/1/2042	647	649	7.50%, 10/1/2030	11	12
3.50%, 7/1/2042	2,372	2,379	7.50%, 2/1/2031	9	10
3.50%, 10/1/2042	630	632	7.50%, 2/1/2031	4	5
3.50%, 2/1/2044	987	988	7.50%, 2/1/2031	3	3
3.50%, 8/1/2045	1,014	1,017	8.00%, 10/1/2030	17	19
3.50%, 7/1/2046	817	819	8.50%, 7/1/2029	17	18
3.50%, 1/1/2047	2,251	2,252			$33,200
3.50%, 1/1/2048	1,161	1,162	Federal National Mortgage Association (FNMA) - 37.89%
4.00%, 7/1/2042	862	890	2.00%, 12/1/2031	1,060	1,005
4.00%, 1/1/2043	1,174	1,206	2.50%, 6/1/2027	1,337	1,311
4.00%, 6/1/2043	1,391	1,431	2.50%, 8/1/2028	930	911
4.00%, 10/1/2045	1,428	1,473	2.50%, 12/1/2031	1,001	973
4.00%, 8/1/2047	1,714	1,761	3.00%, 5/1/2029	1,010	1,010
4.00%, 6/1/2048	993	1,021	3.00%, 8/1/2031	1,951	1,947
4.50%, 11/1/2043	1,126	1,189	3.00%, 10/1/2036	716	706
5.00%, 10/1/2025	150	159	3.00%, 2/1/2037	617	609
5.00%, 2/1/2033	187	200	3.00%, 10/1/2042	1,682	1,645
5.00%, 6/1/2033	193	205	3.00%, 11/1/2042	1,850	1,809
5.00%, 1/1/2034	574	612	3.00%, 12/1/2042	1,615	1,579
5.00%, 7/1/2035	117	125	3.00%, 1/1/2043	839	820
5.00%, 7/1/2035	28	30	3.00%, 2/1/2043	1,180	1,153
5.00%, 7/1/2035	12	13	3.00%, 4/1/2043	1,084	1,057
5.00%, 10/1/2035	57	61	3.00%, 6/1/2043	2,095	2,048
5.50%, 3/1/2033	129	140	3.00%, 8/1/2043	1,467	1,434
5.50%, 4/1/2038	8	8	3.00%, 9/1/2046	1,686	1,644
5.50%, 5/1/2038	45	49	3.00%, 10/1/2046	1,162	1,130
6.00%, 12/1/2023	4	4	3.00%, 11/1/2046	1,763	1,718
6.00%, 5/1/2031	13	14	3.00%, 12/1/2046	1,530	1,486
6.00%, 12/1/2031	16	17	3.00%, 1/1/2047	1,052	1,025
6.00%, 9/1/2032	19	21	3.21%, 7/1/2034	21	21
6.00%, 11/1/2033	37	41	U. S. Treasury 1-Year Note + 2.21%
6.00%, 11/1/2033	53	58	3.35%, 12/1/2033	149	156
6.00%, 9/1/2034	58	64	12 Month LIBOR + 1.60%
6.00%, 2/1/2035	59	65	3.50%, 8/1/2031	1,006	1,020
6.00%, 10/1/2036	52	57	3.50%, 2/1/2033	1,442	1,464
6.00%, 3/1/2037	49	54	3.50%, 2/1/2042	1,311	1,319
6.00%, 1/1/2038	103	115	3.50%, 9/1/2042	2,136	2,144
6.00%, 1/1/2038	8	8	3.50%, 11/1/2042	1,475	1,480
6.00%, 4/1/2038	61	68	3.50%, 12/1/2042	1,528	1,534
6.50%, 8/1/2021	2	2	3.50%, 2/1/2043	573	577
6.50%, 12/1/2021	12	12	3.50%, 10/1/2044	699	704
6.50%, 4/1/2022	16	17	3.50%, 11/1/2044	680	686
6.50%, 5/1/2022	9	9	3.50%, 3/1/2045	1,563	1,564
6.50%, 5/1/2023	13	14	3.50%, 3/1/2045	721	724
6.50%, 4/1/2024	3	3	3.50%, 6/1/2045	1,243	1,249
6.50%, 4/1/2026	3	3	3.50%, 9/1/2045	1,029	1,029
6.50%, 5/1/2026	4	5	3.50%, 10/1/2045	774	778
6.50%, 5/1/2026	1	1	3.50%, 11/1/2045	801	803
6.50%, 1/1/2028	5	5	3.50%, 1/1/2046	776	779
6.50%, 3/1/2028	3	3	3.50%, 3/1/2046	558	560
6.50%, 10/1/2028	18	20	3.50%, 4/1/2046	1,211	1,215

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
June 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
3.50%, 3/1/2047	$1,143	$1,146		6.50%, 5/1/2026	$3	$3
3.50%, 10/1/2047	852	855		6.50%, 6/1/2026	2	2
3.52%, 12/1/2032	12	13		6.50%, 7/1/2028	10	11
12 Month LIBOR + 1.64%				6.50%, 9/1/2028	17	19
4.00%, 1/1/2034	626	647		6.50%, 2/1/2029	3	3
4.00%, 10/1/2037	1,114	1,148		6.50%, 3/1/2029	5	6
4.00%, 12/1/2040	590	608		6.50%, 4/1/2029	5	5
4.00%, 2/1/2041	1,643	1,694		6.50%, 6/1/2031	11	12
4.00%, 2/1/2042	967	998		6.50%, 6/1/2031	9	10
4.00%, 8/1/2043	561	580		6.50%, 1/1/2032	4	4
4.00%, 10/1/2043	482	495		6.50%, 4/1/2032	35	38
4.00%, 4/1/2044	361	373		6.50%, 8/1/2032	14	16
4.00%, 8/1/2044	631	652		6.50%, 11/1/2032	15	16
4.00%, 10/1/2044	1,852	1,899		6.50%, 2/1/2033	20	22
4.00%, 11/1/2044	596	616		6.50%, 12/1/2036	41	45
4.00%, 12/1/2044	1,006	1,039		6.50%, 7/1/2037	19	21
4.00%, 2/1/2045	1,025	1,059		6.50%, 7/1/2037	37	41
4.00%, 8/1/2045	969	1,001		6.50%, 2/1/2038	33	38
4.00%, 9/1/2045	2,178	2,250		7.00%, 8/1/2028	19	21
4.00%, 5/1/2046	1,844	1,898		7.00%, 12/1/2028	15	16
4.00%, 7/1/2047	1,198	1,234		7.00%, 10/1/2029	17	19
4.00%, 10/1/2047	1,040	1,069		7.00%, 5/1/2031	4	4
4.00%, 12/1/2047	960	988		7.00%, 11/1/2031	23	24
4.50%, 12/1/2019	7	7		7.50%, 4/1/2022	1	1
4.50%, 1/1/2020	32	32		7.50%, 11/1/2029	13	14
4.50%, 8/1/2039	1,957	2,061		8.00%, 5/1/2027	9	9
4.50%, 3/1/2042	517	547		8.00%, 9/1/2027	5	5
4.50%, 9/1/2043	915	968		8.00%, 6/1/2030	2	2
4.50%, 9/1/2043	2,071	2,190		8.50%, 10/1/2027	28	28
4.50%, 10/1/2043	1,083	1,145		9.00%, 9/1/2030	3	3
4.50%, 11/1/2043	1,199	1,268				$87,147
4.50%, 9/1/2045	892	941		Government National Mortgage Association (GNMA) - 7.27%
4.50%, 11/1/2045	1,591	1,677		3.00%, 4/15/2027	574	576
5.00%, 11/1/2018	2	2		3.00%, 11/15/2042	1,103	1,085
5.00%, 5/1/2033	1,458	1,578		3.00%, 12/15/2042	1,993	1,965
5.00%, 4/1/2035	114	123		3.00%, 2/15/2043	1,668	1,640
5.00%, 4/1/2035	142	153		3.50%, 1/15/2043	1,344	1,355
5.00%, 7/1/2035	6	7		3.50%, 5/15/2043	1,566	1,578
5.00%, 2/1/2038	433	468		3.50%, 6/20/2043	906	913
5.00%, 2/1/2040	1,565	1,692		3.50%, 4/20/2045	921	926
5.00%, 7/1/2041	1,234	1,335		3.50%, 9/20/2045	1,344	1,352
5.50%, 7/1/2019	4	4		3.50%, 6/20/2046	127	128
5.50%, 8/1/2019	2	2		3.50%, 2/20/2047	938	941
5.50%, 8/1/2019	2	2		3.50%, 5/20/2047	1,071	1,082
5.50%, 8/1/2019	3	3		4.00%, 8/15/2041	1,115	1,151
5.50%, 8/1/2019	23	23		4.50%, 7/15/2040	649	686
5.50%, 8/1/2019	1	1		5.00%, 9/15/2033	6	7
5.50%, 8/1/2019	1	1		5.00%, 2/15/2034	348	371
5.50%, 9/1/2019	10	10		5.00%, 9/15/2039	45	48
5.50%, 10/1/2019	3	3		5.50%, 11/15/2033	43	46
5.50%, 5/1/2024	10	11		5.50%, 5/20/2035	148	162
5.50%, 5/1/2033	15	16		5.50%, 3/15/2039	89	96
5.50%, 6/1/2033	84	91		6.00%, 4/20/2026	5	6
5.50%, 6/1/2033	71	77		6.00%, 5/20/2026	4	4
5.50%, 2/1/2037	6	7		6.00%, 3/20/2028	3	3
5.50%, 3/1/2038	125	136		6.00%, 6/20/2028	16	18
6.00%, 6/1/2022	16	17		6.00%, 7/20/2028	8	9
6.00%, 11/1/2028	13	15		6.00%, 2/20/2029	9	10
6.00%, 12/1/2031	10	11		6.00%, 3/20/2029	18	20
6.00%, 1/1/2033	63	69		6.00%, 7/20/2029	20	22
6.00%, 5/1/2037	169	181		6.00%, 7/20/2033	133	147
6.00%, 7/1/2037	159	175		6.50%, 12/20/2025	10	11
6.00%, 11/1/2037	3	4		6.50%, 1/20/2026	7	7
6.00%, 12/1/2037	8	9		6.50%, 2/20/2026	8	8
6.00%, 3/1/2038	64	71		6.50%, 3/20/2031	12	13
6.00%, 8/1/2038	343	379		6.50%, 4/20/2031	13	15
6.50%, 11/1/2023	20	22		7.00%, 1/15/2028	1	1
6.50%, 5/1/2024	10	11		7.00%, 1/15/2028	3	3
6.50%, 9/1/2024	12	13		7.00%, 1/15/2028	1	1
6.50%, 7/1/2025	11	12		7.00%, 1/15/2028	5	6
6.50%, 8/1/2025	24	25		7.00%, 1/15/2028	1	1
6.50%, 2/1/2026	3	4
6.50%, 3/1/2026	2	2

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
June 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)
7.00%, 3/15/2028	$60	$62
7.00%, 5/15/2028	8	8
7.00%, 1/15/2029	14	15
7.00%, 3/15/2029	4	4
7.00%, 5/15/2031	9	10
7.00%, 9/15/2031	31	35
7.00%, 6/15/2032	124	137
7.50%, 2/15/2023	1	1
7.50%, 2/15/2023	1	1
7.50%, 4/15/2023	7	7
7.50%, 9/15/2023	1	1
7.50%, 9/15/2023	3	3
7.50%, 10/15/2023	5	5
7.50%, 11/15/2023	3	3
8.00%, 7/15/2026	1	1
8.00%, 8/15/2026	3	3
8.00%, 1/15/2027	1	1
8.00%, 2/15/2027	1	1
		$16,711
U.S. Treasury - 9.83%
1.13%, 3/31/2020	1,500	1,464
2.00%, 2/15/2025	3,300	3,139
2.13%, 12/31/2022	2,400	2,340
3.13%, 5/15/2021	2,500	2,535
4.25%, 11/15/2040	2,550	3,092
4.50%, 2/15/2036	2,000	2,445
5.25%, 11/15/2028	2,800	3,397
6.25%, 8/15/2023	3,600	4,201
		$22,613
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$159,671
Total Investments		$229,571
Other Assets and Liabilities - 0.19%		$426
TOTAL NET ASSETS - 100.00%		$229,997

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield shown is as of period end.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Security is an Interest Only Strip.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $12,012 or 5.22% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	87.87%
Government	9.83%
Asset Backed Securities	1.16%
Investment Companies	0.95%
Other Assets and Liabilities	0.19%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
June 30, 2018 (unaudited)

Affiliated Securities	December 31, 2017		Purchases		Sales	June 30, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.72%		$2,862		$26,919	$27,606	$2,175
		$2,862		$26,919	$27,606	$2,175

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.72%	$18		$—		$—	$—
	$18		$—		$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments Income Account June 30, 2018 (unaudited)

COMMON STOCKS - 2.60%	Shares Held	Value (000's)		Principal
Oil & Gas - 0.32%			BONDS (continued)	Amount (000's) Value (000's)
Linn Energy Inc (a)	16,155	$625	Beverages (continued)
			Anheuser-Busch InBev Worldwide Inc
Transportation - 2.28%			2.50%, 7/15/2022	$750	$724
Trailer Bridge Inc (a),(b),(c)	25,472	4,381			$1,720
			Biotechnology - 2.32%
TOTAL COMMON STOCKS		$5,006	Amgen Inc
INVESTMENT COMPANIES - 0.95%	Shares Held	Value (000's)	3.63%, 5/15/2022	500	503
Money Market Funds - 0.95%			3.88%, 11/15/2021	1,000	1,014
Principal Government Money Market Fund	1,821,835	1,822	Celgene Corp
1.72%(d),(e)			3.45%, 11/15/2027	500	460
			3.90%, 2/20/2028	500	473
TOTAL INVESTMENT COMPANIES		$1,822	Gilead Sciences Inc
	Principal		3.65%, 3/1/2026	1,000	987
BONDS - 62.31%	Amount (000's)	Value (000's)	4.40%, 12/1/2021	1,000	1,034
Apparel - 0.23%					$4,471
Under Armour Inc			Chemicals - 0.12%
3.25%, 6/15/2026	$500	$449	Westlake Chemical Corp
			3.60%, 8/15/2026	250	237
Automobile Floor Plan Asset Backed Securities - 1.30%
Ally Master Owner Trust			Commercial Services - 0.65%
2.50%, 6/15/2022	1,000	1,003	ERAC USA Finance LLC
1 Month LIBOR + 0.43%			7.00%, 10/15/2037 (f)	1,000	1,250
BMW Floorplan Master Owner Trust
2.57%, 7/15/2020(f)	1,500	1,500	Computers - 0.88%
1 Month LIBOR + 0.50%			Apple Inc
		$2,503	2.40%, 5/3/2023	1,750	1,686
Automobile Manufacturers - 0.78%
American Honda Finance Corp			Credit Card Asset Backed Securities - 0.26%
2.61%, 11/19/2018	1,000	1,001	Cabela's Credit Card Master Note Trust
3 Month LIBOR + 0.28%			2.74%, 7/17/2023	500	504
Ford Motor Credit Co LLC			1 Month LIBOR + 0.67%
4.39%, 1/8/2026	500	491
		$1,492	Diversified Financial Services - 1.61%
Banks - 9.21%			GE Capital International Funding Co
Bank of America Corp			Unlimited Co
5.99%, 12/31/2049 (g)	321	322	2.34%, 11/15/2020	413	404
3 Month LIBOR + 3.63%			Jefferies Group LLC
Bank of New York Mellon Corp/The			6.25%, 1/15/2036	1,425	1,461
2.80%, 5/4/2026	500	470	8.50%, 7/15/2019	750	791
Citigroup Inc			Jefferies Group LLC / Jefferies Group Capital
3.88%, 3/26/2025	1,000	970	Finance Inc
4.50%, 1/14/2022	1,000	1,027	4.15%, 1/23/2030	500	441
Goldman Sachs Group Inc/The					$3,097
5.38%, 3/15/2020	2,000	2,072	Electric - 7.13%
ING Bank NV			Entergy Louisiana LLC
5.00%, 6/9/2021 (f)	1,000	1,040	3.25%, 4/1/2028	500	474
JPMorgan Chase & Co			Entergy Texas Inc
3.63%, 5/13/2024	1,000	993	2.55%, 6/1/2021	500	489
5.83%, 4/29/2049(g)	1,000	1,008	GenOn Energy Inc
3 Month LIBOR + 3.47%			0.00%, 10/15/2020 (a)	750	682
Morgan Stanley			LG&E & KU Energy LLC
5.50%, 7/28/2021	1,000	1,058	4.38%, 10/1/2021	1,000	1,025
6.25%, 8/9/2026	850	958	Metropolitan Edison Co
PNC Financial Services Group Inc/The			3.50%, 3/15/2023(f)	1,000	990
6.75%, 7/29/2049(g),(h)	2,000	2,158	Oncor Electric Delivery Co LLC
3 Month LIBOR + 3.68%			7.00%, 9/1/2022	2,000	2,278
SunTrust Bank/Atlanta GA			PacifiCorp
2.75%, 5/1/2023	1,000	966	5.25%, 6/15/2035	850	966
SunTrust Banks Inc			6.25%, 10/15/2037	500	638
2.70%, 1/27/2022	500	487	Solar Star Funding LLC
US Bancorp			5.38%, 6/30/2035(f)	1,428	1,494
3.15%, 4/27/2027	2,000	1,912	Southwestern Electric Power Co
3.60%, 9/11/2024	250	247	3.55%, 2/15/2022	1,000	1,006
Wells Fargo & Co			3.85%, 2/1/2048	1,000	924
6.11%, 12/31/2049 (g)	2,000	2,026	TransAlta Corp
3 Month LIBOR + 3.77%			4.50%, 11/15/2022	1,750	1,741
		$17,714	Tucson Electric Power Co
Beverages - 0.89%			3.85%, 3/15/2023	1,000	1,006
Anheuser-Busch InBev Finance Inc					$13,713
3.65%, 2/1/2026	500	489	Electronics - 0.66%
4.70%, 2/1/2036	500	507	Corning Inc
			4.75%, 3/15/2042	750	757

See accompanying notes.

Schedule of Investments
Income Account
June 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Electronics (continued)			Oil & Gas (continued)
Corning Inc (continued)			W&T Offshore Inc
6.63%, 5/15/2019	$500	$513	8.50%, PIK 10.00%, 6/15/2021 (f),(i),(j)	$566	$542
		$1,270	9.00%, PIK 10.75%, 5/15/2020 (f),(i),(j)	624	623
Environmental Control - 0.78%			Whiting Petroleum Corp
Advanced Disposal Services Inc			5.75%, 3/15/2021	1,250	1,277
5.63%, 11/15/2024 (f)	500	498	XTO Energy Inc
Republic Services Inc			6.75%, 8/1/2037	1,000	1,319
3.55%, 6/1/2022	1,000	1,006			$9,028
		$1,504	Oil & Gas Services - 2.72%
Food - 0.25%			Archrock Partners LP / Archrock Partners
Kraft Heinz Foods Co			Finance Corp
3.95%, 7/15/2025	500	486	6.00%, 4/1/2021	2,000	1,985
			Schlumberger Holdings Corp
Healthcare - Services - 1.73%			3.63%, 12/21/2022 (f)	500	500
Encompass Health Corp			4.00%, 12/21/2025 (f)	500	498
5.75%, 11/1/2024	500	500	Weatherford International Ltd
HCA Inc			4.50%, 4/15/2022	250	230
7.50%, 11/6/2033	250	263	5.13%, 9/15/2020	2,000	2,010
Roche Holdings Inc					$5,223
2.67%, 9/30/2019(f)	500	502	Other Asset Backed Securities - 1.88%
3 Month LIBOR + 0.34%			Drug Royalty II LP 2
Surgery Center Holdings Inc			3.48%, 7/15/2023(f)	529	527
8.88%, 4/15/2021(f)	2,000	2,058	Drug Royalty III LP 1
		$3,323	4.85%, 4/15/2027(f)	585	587
Housewares - 0.25%			3 Month LIBOR + 2.50%
Newell Brands Inc			PFS Financing Corp
4.20%, 4/1/2026	500	483	2.65%, 3/15/2021(f)	500	501
			1 Month LIBOR + 0.58%
Insurance - 1.58%			Trafigura Securitisation Finance PLC 2017-1
First American Financial Corp			2.92%, 12/15/2020 (f)	1,000	1,003
4.30%, 2/1/2023	2,000	1,994	1 Month LIBOR + 0.85%
Prudential Financial Inc			Verizon Owner Trust 2017-3
7.38%, 6/15/2019	1,000	1,042	2.35%, 4/20/2022(f)	1,000	1,000
		$3,036	1 Month LIBOR + 0.27%
Internet - 0.38%					$3,618
Amazon.com Inc			Packaging & Containers - 0.57%
4.05%, 8/22/2047	750	735	Sealed Air Corp
			6.88%, 7/15/2033(f)	1,000	1,098
Iron & Steel - 0.80%
Allegheny Technologies Inc			Pharmaceuticals - 0.50%
5.95%, 1/15/2021	1,000	1,005	AbbVie Inc
7.88%, 8/15/2023	500	538	2.90%, 11/6/2022	1,000	970
		$1,543
Leisure Products & Services - 0.90%			Pipelines - 4.14%
Carnival Corp			ANR Pipeline Co
7.20%, 10/1/2023	1,475	1,725	9.63%, 11/1/2021	1,000	1,210
			Buckeye Partners LP
Media - 2.96%			3.95%, 12/1/2026	500	454
21st Century Fox America Inc			4.35%, 10/15/2024	500	494
6.40%, 12/15/2035	1,000	1,200	Columbia Pipeline Group Inc
Comcast Corp			4.50%, 6/1/2025	1,000	998
6.45%, 3/15/2037	2,000	2,377	El Paso Natural Gas Co LLC
Time Warner Cable LLC			7.50%, 11/15/2026	2,100	2,473
6.55%, 5/1/2037	1,500	1,591	Plains All American Pipeline LP / PAA
6.75%, 6/15/2039	500	533	Finance Corp
		$5,701	4.50%, 12/15/2026	500	489
			Southeast Supply Header LLC
Miscellaneous Manufacturers - 0.08%			4.25%, 6/15/2024(f)	750	750
General Electric Co
5.30%, 2/11/2021	144	151	Southern Natural Gas Co LLC
			8.00%, 3/1/2032	850	1,099
Oil & Gas - 4.69%					$7,967
BG Energy Capital PLC			REITs - 9.15%
4.00%, 10/15/2021 (f)	1,000	1,016	Alexandria Real Estate Equities Inc
Nabors Industries Inc			4.30%, 1/15/2026	1,000	1,001
5.00%, 9/15/2020	1,000	1,008	4.60%, 4/1/2022	1,250	1,290
5.50%, 1/15/2023	250	241	CBL & Associates LP
Petro-Canada			5.95%, 12/15/2026	500	421
9.25%, 10/15/2021	1,075	1,263	CubeSmart LP
Phillips 66			4.80%, 7/15/2022	2,000	2,070
4.30%, 4/1/2022	1,000	1,030
Rowan Cos Inc
4.88%, 6/1/2022	750	709

See accompanying notes.

Schedule of Investments
Income Account
June 30, 2018 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
REITs (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
HCP Inc			3.00%, 12/1/2046	$1,457	$1,413
3.75%, 2/1/2019	$1,000	$1,002	3.50%, 10/1/2041	590	592
Healthcare Realty Trust Inc			3.50%, 4/1/2042	732	734
3.63%, 1/15/2028	1,000	936	3.50%, 4/1/2042	1,475	1,479
Hospitality Properties Trust			3.50%, 4/1/2045	692	691
4.65%, 3/15/2024	750	749	4.00%, 2/1/2045	415	425
4.95%, 2/15/2027	1,000	987	4.00%, 2/1/2046	725	742
5.00%, 8/15/2022	750	771	4.00%, 6/1/2046	794	812
Kimco Realty Corp			4.50%, 6/1/2039	187	195
6.88%, 10/1/2019	2,000	2,087	4.50%, 7/1/2039	803	844
Omega Healthcare Investors Inc			4.50%, 10/1/2041	444	467
5.25%, 1/15/2026	500	504	5.00%, 8/1/2019	19	19
Physicians Realty LP			6.00%, 3/1/2031	10	11
4.30%, 3/15/2027	1,000	965	6.00%, 5/1/2032	26	29
Ventas Realty LP / Ventas Capital Corp			9.00%, 1/1/2025	3	3
3.25%, 8/15/2022	1,750	1,716			$9,635
Welltower Inc			Federal National Mortgage Association (FNMA) - 13.53%
6.13%, 4/15/2020	1,000	1,047	3.00%, 3/1/2042	1,088	1,064
Weyerhaeuser Co			3.00%, 3/1/2042	990	968
4.70%, 3/15/2021	2,000	2,066	3.00%, 5/1/2042	555	542
		$17,612	3.00%, 6/1/2042	500	489
Savings & Loans - 0.29%			3.00%, 6/1/2042	1,012	990
First Niagara Financial Group Inc			3.50%, 12/1/2040	794	797
7.25%, 12/15/2021	500	556	3.50%, 12/1/2041	272	273
			3.50%, 3/1/2042	446	447
Software - 0.75%			3.50%, 4/1/2042	870	873
Oracle Corp			3.50%, 2/1/2043	564	565
2.50%, 5/15/2022	500	487	3.50%, 3/1/2045	700	700
2.95%, 5/15/2025	1,000	955	3.50%, 6/1/2045	1,333	1,332
		$1,442	3.50%, 11/1/2045	891	889
Telecommunications - 1.87%			3.50%, 5/1/2046	804	802
Qwest Corp			4.00%, 9/1/2040	1,076	1,107
6.75%, 12/1/2021	2,000	2,128	4.00%, 10/1/2041	577	593
Sprint Corp			4.00%, 10/1/2041	394	405
7.88%, 9/15/2023	250	259	4.00%, 11/1/2041	633	650
Sprint Spectrum Co LLC / Sprint Spectrum Co			4.00%, 4/1/2042	364	374
II LLC / Sprint Spectrum Co III LLC			4.00%, 11/1/2043	486	499
3.36%, 3/20/2023(f)	203	201	4.00%, 11/1/2043	1,351	1,390
5.15%, 3/20/2028(f)	500	490	4.00%, 2/1/2044	1,558	1,602
T-Mobile USA Inc			4.00%, 9/1/2044	464	474
6.38%, 3/1/2025	500	518	4.00%, 8/1/2046	1,177	1,204
		$3,596	4.00%, 1/1/2047	845	863
Transportation - 0.00%			4.50%, 8/1/2039	230	242
Trailer Bridge Inc			4.50%, 8/1/2040	676	711
0.00%, 11/15/2018 (a),(b),(c)	2,000	—	4.50%, 12/1/2040	418	440
			4.50%, 8/1/2041	457	481
TOTAL BONDS		$119,903	4.50%, 5/1/2044	641	671
	Principal		4.50%, 6/1/2046	653	680
CONVERTIBLE BONDS - 0.63%	Amount (000's)	Value (000's)	4.50%, 5/1/2047	413	431
Insurance - 0.63%			4.50%, 5/1/2047	1,769	1,843
AmTrust Financial Services Inc			5.00%, 8/1/2035	203	217
2.75%, 12/15/2044	1,250	1,212	5.50%, 6/1/2033	123	134
			5.50%, 2/1/2035	220	240
TOTAL CONVERTIBLE BONDS		$1,212	6.00%, 4/1/2032	18	19
SENIOR FLOATING RATE INTERESTS -	Principal		6.50%, 4/1/2032	40	44
0.62%	Amount (000's) Value (000's)				$26,045
Pipelines - 0.26%			Government National Mortgage Association (GNMA) - 0.00%
BCP Renaissance Parent LLC			9.00%, 2/15/2025	2	3
5.86%, 10/31/2024 (k)	$500	$499
US LIBOR + 3.50%			U.S. Treasury - 13.47%
			1.38%, 11/30/2018	1,000	997
Software - 0.36%			1.63%, 11/15/2022	1,000	955
Ivanti Software Inc			1.75%, 5/15/2022	2,000	1,931
11.10%, 1/20/2025 (k)	750	708	2.00%, 11/15/2021	1,000	979
US LIBOR + 9.00%			2.00%, 11/15/2026	1,000	937
			2.25%, 8/15/2027	1,000	952
TOTAL SENIOR FLOATING RATE INTERESTS		$1,207	2.50%, 5/15/2024	1,000	984
			2.63%, 11/15/2020	2,000	2,002
U.S. GOVERNMENT & GOVERNMENT	Principal		2.75%, 2/15/2019	500	501
AGENCY OBLIGATIONS - 32.01%	Amount (000's)	Value (000's)	2.75%, 2/15/2024	1,000	999
Federal Home Loan Mortgage Corporation (FHLMC) - 5.01%			2.75%, 11/15/2047	1,000	954
3.00%, 10/1/2042	$607	$594
3.00%, 11/1/2042	599	585

See accompanying notes.

		Schedule of Investments
		Income Account
		June 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
U.S. Treasury (continued)
2.88%, 5/15/2043	$1,000	$983
2.88%, 8/15/2045	1,000	980
3.00%, 11/15/2044	1,000	1,004
3.13%, 5/15/2021	1,000	1,014
3.13%, 8/15/2044	1,000	1,027
3.38%, 5/15/2044	1,000	1,072
3.50%, 2/15/2039	1,000	1,089
3.63%, 2/15/2020	2,000	2,035
3.63%, 2/15/2044	1,000	1,116
3.75%, 8/15/2041	1,000	1,132
3.75%, 11/15/2043	2,000	2,274
		$25,917
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$61,600
Total Investments		$190,750
Other Assets and Liabilities - 0.88%		$1,685
TOTAL NET ASSETS - 100.00%		$192,435

(a)	Non-income producing security
(b)	The value of these investments was determined using significant unobservable inputs.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $4,381 or 2.28% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(e)	Current yield shown is as of period end.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $18,668 or 9.70% of net assets.
(g)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(h)	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate and may convert to a variable rate or floating rate in the future.
(i)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(j)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(k)	Rate information disclosed is based on an average weighted rate as of
period	end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	22.47%
Mortgage Securities	18.54%
Government	13.47%
Energy	12.13%
Utilities	7.13%
Consumer, Non-cyclical	6.34%
Communications	5.21%
Industrial	4.37%
Asset Backed Securities	3.44%
Consumer, Cyclical	2.16%
Technology	1.99%
Investment Companies	0.95%
Basic Materials	0.92%
Other Assets and Liabilities	0.88%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Income Account
June 30, 2018 (unaudited)

Affiliated Securities	December 31, 2017		Purchases		Sales	June 30, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.72%		$8,980		$29,423	$36,581	$1,822
		$8,980		$29,423	$36,581	$1,822

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.72%	$31		$—		$—	$—
	$31		$—		$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
June 30, 2018 (unaudited)

COMMON STOCKS - 94.69%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Automobile Manufacturers - 3.79%			Insurance - 4.13%
Ashok Leyland Ltd	411,041	$756	AIA Group Ltd	148,000	$1,289
Geely Automobile Holdings Ltd	416,000	1,070	Cathay Financial Holding Co Ltd	836,000	1,472
Mahindra & Mahindra Ltd	116,782	1,531	IRB Brasil Resseguros S/A	37,000	453
Maruti Suzuki India Ltd	4,385	565	Shin Kong Financial Holding Co Ltd	2,745,000	1,056
		$3,922			$4,270
Automobile Parts & Equipment - 1.44%			Internet - 13.79%
Huayu Automotive Systems Co Ltd	140,099	501	Alibaba Group Holding Ltd ADR(a)	26,075	4,838
Weichai Power Co Ltd	721,000	990	Baidu Inc ADR (a)	9,461	2,299
		$1,491	Tencent Holdings Ltd	125,500	6,302
Banks - 14.85%			YY Inc ADR(a)	8,206	824
Banco do Brasil SA	79,700	585			$14,263
Bank Negara Indonesia Persero Tbk PT	978,500	481	Iron & Steel - 3.30%
China Construction Bank Corp	2,467,902	2,258	POSCO	5,711	1,685
Credicorp Ltd	6,516	1,467	Vale SA	135,321	1,724
Grupo Financiero Banorte SAB de CV	249,600	1,468			$3,409
HDFC Bank Ltd	47,268	1,456	Lodging - 2.11%
Industrial & Commercial Bank of China Ltd	922,000	688	Galaxy Entertainment Group Ltd	105,000	809
Kiatnakin Bank PCL	338,600	692	Melco Resorts & Entertainment Ltd ADR	27,518	771
Kotak Mahindra Bank Ltd	56,505	1,109	Wynn Macau Ltd	186,800	599
Malayan Banking Bhd	545,100	1,214			$2,179
Sberbank of Russia PJSC ADR	130,458	1,866	Machinery - Construction & Mining - 0.62%
Standard Bank Group Ltd	73,742	1,029	United Tractors Tbk PT	291,800	643
Yes Bank Ltd	211,458	1,051
		$15,364	Media - 2.73%
Beverages - 1.65%			Naspers Ltd	11,195	2,823
Ambev SA	198,000	918
Wuliangye Yibin Co Ltd	68,800	786	Mining - 0.72%
		$1,704	Anglo American PLC	33,219	740
Building Materials - 0.73%
China National Building Material Co Ltd	772,000	760	Miscellaneous Manufacturers - 0.76%
			Sunny Optical Technology Group Co Ltd	42,600	790
Commercial Services - 1.07%
Estacio Participacoes SA	57,800	363	Oil & Gas - 10.45%
New Oriental Education & Technology Group	7,833	742	China Petroleum & Chemical Corp	1,182,000	1,058
Inc ADR			CNOOC Ltd	1,162,000	1,991
		$1,105	LUKOIL PJSC ADR	36,811	2,507
Computers - 3.10%			PTT Exploration & Production PCL	237,500	1,005
Infosys Ltd	86,839	1,665	PTT PCL	466,300	674
Tata Consultancy Services Ltd	57,337	1,546	Reliance Industries Ltd	148,133	2,105
		$3,211	SK Innovation Co Ltd	8,100	1,467
Distribution & Wholesale - 0.40%					$10,807
Sime Darby Bhd	684,000	415	Real Estate - 0.70%
			Shimao Property Holdings Ltd	276,500	721
Diversified Financial Services - 3.62%
CTBC Financial Holding Co Ltd	1,101,000	791	Retail - 2.99%
Hana Financial Group Inc	13,851	532	E-MART Inc	2,212	505
Indiabulls Housing Finance Ltd	31,897	533	Shinsegae Inc	3,040	1,093
KB Financial Group Inc	10,822	509	Wal-Mart de Mexico SAB de CV	567,500	1,498
Shriram Transport Finance Co Ltd	35,790	679			$3,096
Tisco Financial Group PCL	278,100	705	Semiconductors - 12.99%
		$3,749	Chipbond Technology Corp	322,000	666
Electronics - 0.99%			Globalwafers Co Ltd	41,000	679
Samsung Electro-Mechanics Co Ltd	4,923	655	Nanya Technology Corp	320,000	869
Yageo Corp (a)	10,000	368	Samsung Electronics Co Ltd	132,450	5,548
		$1,023	SK Hynix Inc	19,946	1,531
Engineering & Construction - 1.18%			Taiwan Semiconductor Manufacturing Co Ltd	584,164	4,148
Larsen & Toubro Ltd (a)	33,226	618			$13,441
Malaysia Airports Holdings Bhd	275,300	600	Telecommunications - 0.62%
		$1,218	Yangtze Optical Fibre and Cable Joint Stock	160,000	645
Food - 2.48%			Ltd Co (a),(b)
Tingyi Cayman Islands Holding Corp	266,000	616
Uni-President Enterprises Corp	515,000	1,306	TOTAL COMMON STOCKS		$97,958
X5 Retail Group NV	24,315	642	INVESTMENT COMPANIES - 4.42%	Shares Held	Value (000's)
		$2,564	Money Market Funds - 4.42%
Forest Products & Paper - 1.56%			Principal Government Money Market Fund	4,575,820	4,576
Mondi PLC	27,772	749	1.72%(c),(d)
Suzano Papel e Celulose SA	75,100	867
		$1,616	TOTAL INVESTMENT COMPANIES		$4,576
Home Furnishings - 1.92%
Haier Electronics Group Co Ltd	195,000	666
LG Electronics Inc	17,772	1,323
		$1,989

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
June 30, 2018 (unaudited)

PREFERRED STOCKS - 1.08%	Shares Held	Value (000's)
Holding Companies - Diversified - 1.08%
Itausa - Investimentos Itau SA 0.06%	467,982	$1,110

TOTAL PREFERRED STOCKS		$1,110
Total Investments		$103,644
Other Assets and Liabilities - (0.19)%		$(196)
TOTAL NET ASSETS - 100.00%		$103,448

(a) Non-income producing security
(b)		Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $645 or 0.62% of net assets.
(c)		Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.
(d) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Country		Percent
China		26.25%
Korea, Republic Of		14.34%
India		13.18%
Taiwan, Province Of China		10.97%
Brazil		5.84%
Russian Federation		4.84%
United States		4.42%
Hong Kong		4.12%
South Africa		3.72%
Thailand		2.97%
Mexico		2.87%
Malaysia		2.15%
United Kingdom		1.44%
Peru		1.42%
Indonesia		1.08%
Macao		0.58%
Other Assets and Liabilities		(0.19)%
TOTAL NET ASSETS		100.00%

Affiliated Securities		December 31, 2017	Purchases		Sales	June 30, 2018
		Value		Cost	Proceeds	Value
Principal Government Money Market Fund 1.72%		$1,056		$24,538	$21,018	$4,576
		$1,056		$24,538	$21,018	$4,576

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.72%		$11	$—		$—	$—
		$11	$—		$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments LargeCap Growth Account June 30, 2018 (unaudited)

COMMON STOCKS - 99.02%	Shares Held	Value (000's)		COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 1.03%				Retail (continued)
General Dynamics Corp	6,800	$1,267		Urban Outfitters Inc (a)	43,194	$1,924
						$6,847
Apparel - 3.06%				Semiconductors - 5.40%
NIKE Inc	22,000	1,753		Applied Materials Inc	34,283	1,584
PVH Corp	13,352	1,999		Intel Corp	24,600	1,223
		$3,752		Lam Research Corp	6,422	1,110
Banks - 4.62%				Micron Technology Inc (a)	24,087	1,263
Capital One Financial Corp	19,800	1,820		NVIDIA Corp	6,100	1,445
Citizens Financial Group Inc	29,507	1,148				$6,625
SVB Financial Group (a)	9,365	2,704		Software - 12.05%
		$5,672		Activision Blizzard Inc	41,000	3,129
Biotechnology - 1.75%				Akamai Technologies Inc (a)	20,000	1,465
Vertex Pharmaceuticals Inc (a)	12,654	2,151		Microsoft Corp	62,230	6,137
				Red Hat Inc (a)	11,657	1,566
Chemicals - 1.47%				ServiceNow Inc (a)	11,343	1,956
Celanese Corp	16,200	1,799		Splunk Inc (a)	5,500	545
						$14,798
Commercial Services - 4.60%				Telecommunications - 2.91%
FleetCor Technologies Inc (a)	10,883	2,292		Arista Networks Inc (a)	7,074	1,821
S&P Global Inc	8,798	1,794		Cisco Systems Inc	40,600	1,747
Worldpay Inc (a)	19,100	1,562				$3,568
		$5,648		Transportation - 4.32%
Cosmetics & Personal Care - 2.08%				FedEx Corp	7,401	1,680
Estee Lauder Cos Inc/The	17,911	2,556		Knight-Swift Transportation Holdings Inc	44,976	1,719
				XPO Logistics Inc (a)	19,056	1,909
Diversified Financial Services - 8.58%						$5,308
Charles Schwab Corp/The	45,121	2,306		TOTAL COMMON STOCKS		$121,587
Mastercard Inc	16,098	3,163		INVESTMENT COMPANIES - 0.73%	Shares Held	Value (000's)
T Rowe Price Group Inc	10,300	1,196		Money Market Funds - 0.73%
Visa Inc	29,208	3,869		Principal Government Money Market Fund	894,567	895
		$10,534		1.72%(b),(c)
Electronics - 1.11%
TE Connectivity Ltd	15,100	1,360		TOTAL INVESTMENT COMPANIES		$895
				Total Investments		$122,482
Healthcare - Products - 9.60%				Other Assets and Liabilities - 0.25%		$306
ABIOMED Inc (a)	2,300	941
Align Technology Inc (a)	5,680	1,943		TOTAL NET ASSETS - 100.00%		$122,788
Baxter International Inc	34,358	2,537
Boston Scientific Corp (a)	41,500	1,357
Intuitive Surgical Inc (a)	6,647	3,180		(a) Non-income producing security
				(b)		Affiliated Security. Security is either an affiliate (and registered under the
Thermo Fisher Scientific Inc	8,853	1,834		Investment Company Act of 1940) or an affiliate as defined by the
		$11,792		Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Internet - 19.50%				outstanding voting shares of the security). Please see affiliated sub-
Alibaba Group Holding Ltd ADR(a)	14,455	2,682		schedule for transactional information.
Alphabet Inc - A Shares (a)	3,484	3,934		(c) Current yield shown is as of period end.
Amazon.com Inc (a)	3,699	6,288
Facebook Inc (a)	20,759	4,034
Netflix Inc (a)	10,782	4,220
Spotify Technology SA (a)	6,600	1,110		Portfolio Summary (unaudited)
Twitter Inc (a)	38,400	1,677		Sector		Percent
		$23,945		Communications		22.41%
Lodging - 1.20%				Technology		18.66%
Las Vegas Sands Corp	19,300	1,474		Consumer, Non-cyclical		18.03%
				Financial		13.20%
Machinery - Construction & Mining - 2.37%				Industrial		11.52%
Caterpillar Inc	21,497	2,916		Consumer, Cyclical		9.84%
				Energy		3.89%
Machinery - Diversified - 2.69%				Basic Materials		1.47%
Deere & Co	14,646	2,048		Investment Companies		0.73%
Rockwell Automation Inc	7,569	1,258		Other Assets and Liabilities		0.25%
		$3,306		TOTAL NET ASSETS		100.00%
Office & Business Equipment - 1.21%
Zebra Technologies Corp (a)	10,400	1,490

Oil & Gas - 3.89%
Continental Resources Inc/OK (a)	26,049	1,687
Diamondback Energy Inc	10,987	1,446
Pioneer Natural Resources Co	8,700	1,646
		$4,779
Retail - 5.58%
Lululemon Athletica Inc (a)	15,500	1,935
Tiffany & Co	9,400	1,237
Ulta Beauty Inc (a)	7,500	1,751
See accompanying notes.			161

Schedule of Investments
LargeCap Growth Account
June 30, 2018 (unaudited)

Affiliated Securities	December 31, 2017		Purchases		Sales	June 30, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.72%		$1,377		$25,155	$25,637	$895
		$1,377		$25,155	$25,637	$895

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.72%	$14		$—		$—	$—
	$14		$—		$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
June 30, 2018 (unaudited)

COMMON STOCKS - 96.76%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.01%			Biotechnology (continued)
Interpublic Group of Cos Inc/The	221	$5	Celgene Corp (a)	2,136	$170
Omnicom Group Inc	476	37	Exact Sciences Corp (a)	352	21
		$42	Exelixis Inc (a)	864	18
Aerospace & Defense - 2.69%			Gilead Sciences Inc	2,848	202
Boeing Co/The	22,217	7,454	Illumina Inc (a)	321	90
Curtiss-Wright Corp	39	5	Incyte Corp (a)	5,972	399
General Dynamics Corp	254	47	Ionis Pharmaceuticals Inc (a)	367	15
Harris Corp	373	54	Regeneron Pharmaceuticals Inc (a)	234	81
HEICO Corp	162	12	Sage Therapeutics Inc (a)	134	21
HEICO Corp - Class A	281	17	Seattle Genetics Inc (a)	315	21
Lockheed Martin Corp	801	237	Vertex Pharmaceuticals Inc (a)	14,739	2,505
Northrop Grumman Corp	604	186			$5,356
Raytheon Co	1,058	204	Building Materials - 0.05%
Rockwell Collins Inc	85	11	Armstrong World Industries Inc (a)	188	12
Spirit AeroSystems Holdings Inc	7,559	650	Eagle Materials Inc	123	13
TransDigm Group Inc	149	51	Lennox International Inc	114	23
		$8,928	Martin Marietta Materials Inc	170	38
Agriculture - 0.62%			Masco Corp	685	25
Altria Group Inc	6,270	356	Vulcan Materials Co	364	47
Philip Morris International Inc	20,876	1,686			$158
		$2,042	Chemicals - 1.46%
Airlines - 0.32%			Axalta Coating Systems Ltd (a)	254	8
American Airlines Group Inc	26,059	989	Celanese Corp	253	28
Delta Air Lines Inc	353	18	Chemours Co/The	526	23
Southwest Airlines Co	828	42	FMC Corp	161	15
		$1,049	International Flavors & Fragrances Inc	99	12
Apparel - 0.55%			LyondellBasell Industries NV	594	65
Carter's Inc	157	17	NewMarket Corp	23	9
Columbia Sportswear Co	48	4	Platform Specialty Products Corp (a)	326	4
Hanesbrands Inc	1,152	25	PPG Industries Inc	166	17
Michael Kors Holdings Ltd (a)	272	18	Praxair Inc	824	130
NIKE Inc	19,922	1,588	RPM International Inc	80	5
Skechers U.S.A. Inc (a)	238	7	Sherwin-Williams Co/The	10,982	4,476
VF Corp	2,154	176	Univar Inc (a)	145	4
		$1,835	Versum Materials Inc	410	15
Automobile Manufacturers - 0.62%			Westlake Chemical Corp	98	11
Tesla Inc (a)	5,994	2,056	WR Grace & Co	146	11
					$4,833
Automobile Parts & Equipment - 0.30%			Commercial Services - 5.00%
Allison Transmission Holdings Inc	446	18	Automatic Data Processing Inc	961	129
Aptiv PLC	10,353	949	Booz Allen Hamilton Holding Corp	483	21
Lear Corp	39	7	Bright Horizons Family Solutions Inc (a)	162	17
Visteon Corp (a)	78	10	Cintas Corp	18,157	3,360
WABCO Holdings Inc (a)	183	21	CoreLogic Inc/United States (a)	227	12
			CoStar Group Inc (a)	114	47
		$1,005
Banks - 0.44%			Ecolab Inc	253	36
			Euronet Worldwide Inc (a)	102	9
Capital One Financial Corp	277	25	FleetCor Technologies Inc (a)	15,266	3,216
Comerica Inc	52	5
East West Bancorp Inc	64	4	Global Payments Inc	12,777	1,424
			Grand Canyon Education Inc (a)	167	19
Morgan Stanley	27,843	1,320
Northern Trust Corp	191	20	H&R Block Inc	220	5
State Street Corp	213	20	Moody's Corp	557	95
SVB Financial Group (a)	126	36	Morningstar Inc	68	9
			PayPal Holdings Inc (a)	91,958	7,657
Synovus Financial Corp	63	3
Texas Capital Bancshares Inc (a)	107	10	Robert Half International Inc	406	26
Western Alliance Bancorp (a)	196	11	Rollins Inc	349	18
		$1,454	S&P Global Inc	550	112
Beverages - 0.30%			Sabre Corp	735	18
Brown-Forman Corp - A Shares	151	7	Service Corp International/US	326	12
			ServiceMaster Global Holdings Inc (a)	436	26
Brown-Forman Corp - B Shares	833	41	Square Inc (a)	900	55
Coca-Cola Co/The	6,489	285
Constellation Brands Inc	342	75	Total System Services Inc	580	49
Dr Pepper Snapple Group Inc	528	64	TransUnion	592	42
			United Rentals Inc (a)	264	39
Monster Beverage Corp (a)	1,199	69
			Verisk Analytics Inc (a)	504	54
PepsiCo Inc	4,054	441
			Western Union Co/The	520	11
		$982	WEX Inc (a)	144	27
Biotechnology - 1.62%			Worldpay Inc (a)	58	5
Alexion Pharmaceuticals Inc (a)	9,777	1,214
Alnylam Pharmaceuticals Inc (a)	232	23			$16,550
Amgen Inc	1,840	340	Computers - 2.73%
Biogen Inc (a)	589	171	Accenture PLC - Class A	1,405	230
BioMarin Pharmaceutical Inc (a)	520	49	Apple Inc	26,262	4,861
Bluebird Bio Inc (a)	101	16	Cognizant Technology Solutions Corp	1,152	91

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Computers (continued)			Electronics (continued)
Dell Technologies Inc Class V (a)	89	$8	Waters Corp (a)	226	$44
EPAM Systems Inc (a)	187	23			$10,023
Fortinet Inc (a)	478	30	Entertainment - 0.02%
Genpact Ltd	121,149	3,504	International Game Technology PLC	138	3
International Business Machines Corp	1,443	202	Lions Gate Entertainment Corp - A shares	131	3
NetApp Inc	850	67	Lions Gate Entertainment Corp - B shares	153	4
Nutanix Inc (a)	346	18	Six Flags Entertainment Corp	231	16
Teradata Corp (a)	296	12	Vail Resorts Inc	124	34
		$9,046			$60
Consumer Products - 0.07%			Environmental Control - 0.37%
Avery Dennison Corp	257	26	Republic Services Inc	81	6
Church & Dwight Co Inc	612	33	Waste Connections Inc	14,610	1,100
Clorox Co/The	333	45	Waste Management Inc	1,579	128
Kimberly-Clark Corp	1,294	136			$1,234
		$240	Food - 0.08%
Cosmetics & Personal Care - 1.12%			Campbell Soup Co	362	15
Colgate-Palmolive Co	995	64	General Mills Inc	997	44
Estee Lauder Cos Inc/The	25,485	3,637	Hershey Co/The	376	35
		$3,701	Kellogg Co	368	26
Distribution & Wholesale - 0.04%			McCormick & Co Inc/MD	22	3
HD Supply Holdings Inc (a)	246	11	Post Holdings Inc (a)	111	9
KAR Auction Services Inc	431	24	Sprouts Farmers Market Inc (a)	384	8
LKQ Corp (a)	223	7	Sysco Corp	1,884	129
Pool Corp	126	19	US Foods Holding Corp (a)	38	1
Watsco Inc	91	16			$270
WW Grainger Inc	144	44	Forest Products & Paper - 0.00%
		$121	International Paper Co	139	7
Diversified Financial Services - 6.03%
American Express Co	1,583	155	Hand & Machine Tools - 0.00%
Ameriprise Financial Inc	84	12	Lincoln Electric Holdings Inc	210	18
Cboe Global Markets Inc	311	32
Charles Schwab Corp/The	52,851	2,701	Healthcare - Products - 8.30%
CME Group Inc	163	27	ABIOMED Inc (a)	131	54
Credit Acceptance Corp (a)	37	13	Align Technology Inc (a)	175	60
Discover Financial Services	685	48	Baxter International Inc	560	41
E*TRADE Financial Corp (a)	211	13	Becton Dickinson and Co	14,244	3,412
Eaton Vance Corp	356	19	Bio-Techne Corp	130	19
Evercore Inc - Class A	139	15	Boston Scientific Corp (a)	2,317	76
Interactive Brokers Group Inc - A Shares	223	14	Bruker Corp	211	6
Intercontinental Exchange Inc	23,994	1,764	Cantel Medical Corp	141	14
Lazard Ltd	357	18	Danaher Corp	42,981	4,242
LPL Financial Holdings Inc	292	19	Edwards Lifesciences Corp (a)	21,923	3,191
Mastercard Inc	3,527	693	Hill-Rom Holdings Inc	158	14
OneMain Holdings Inc (a)	83	3	ICU Medical Inc (a)	57	17
Raymond James Financial Inc	134	12	IDEXX Laboratories Inc (a)	266	58
Santander Consumer USA Holdings Inc	168	3	Insulet Corp (a)	205	17
SEI Investments Co	403	25	Integra LifeSciences Holdings Corp (a)	214	14
Synchrony Financial	1,224	41	Intuitive Surgical Inc (a)	18,969	9,077
T Rowe Price Group Inc	761	88	Masimo Corp (a)	165	16
TD Ameritrade Holding Corp	21,606	1,184	Penumbra Inc (a)	112	15
Virtu Financial Inc	193	5	ResMed Inc	443	46
Visa Inc	98,635	13,064	Stryker Corp	17,363	2,932
		$19,968	Teleflex Inc	37	10
Electric - 0.31%			Thermo Fisher Scientific Inc	19,998	4,142
Sempra Energy	8,979	1,043	Varian Medical Systems Inc (a)	295	33
					$27,506
Electrical Components & Equipment - 0.03%			Healthcare - Services - 4.21%
AMETEK Inc	180	13	Aetna Inc	493	90
Emerson Electric Co	972	67	Anthem Inc	7,034	1,674
Energizer Holdings Inc	101	7	Catalent Inc (a)	167	7
Littelfuse Inc	76	17	Centene Corp (a)	7,815	963
		$104	Charles River Laboratories International Inc	123	14
Electronics - 3.03%			(a)
Allegion PLC	266	21	Chemed Corp	56	18
Amphenol Corp	51,225	4,464	Cigna Corp	19,419	3,301
FLIR Systems Inc	107	5	DaVita Inc (a)	238	17
Fortive Corp	68,302	5,267	Encompass Health Corp	338	23
Gentex Corp	675	15	Envision Healthcare Corp (a)	117	5
Honeywell International Inc	1,013	146	HCA Healthcare Inc	18,527	1,901
Mettler-Toledo International Inc (a)	78	45	Humana Inc	3,213	956
Sensata Technologies Holding PLC (a)	328	16	Laboratory Corp of America Holdings (a)	36	6
			Molina Healthcare Inc (a)	187	18
			UnitedHealth Group Inc	20,040	4,916

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Healthcare - Services (continued)			Lodging (continued)
WellCare Health Plans Inc (a)	136	$34	Hilton Grand Vacations Inc (a)	355	$12
		$13,943	Hilton Worldwide Holdings Inc	22,032	1,744
Home Builders - 0.04%			Las Vegas Sands Corp	14,439	1,103
DR Horton Inc	666	27	Marriott International Inc/MD	1,766	224
Lennar Corp - A Shares	481	25	MGM Resorts International	181	5
Lennar Corp - B Shares	88	4	Wyndham Destinations Inc	359	16
NVR Inc (a)	11	33	Wynn Resorts Ltd	320	54
PulteGroup Inc	345	10			$3,178
Thor Industries Inc	147	14	Machinery - Construction & Mining - 0.85%
Toll Brothers Inc	295	11	BWX Technologies Inc	42,619	2,656
		$124	Caterpillar Inc	1,168	158
Housewares - 0.01%					$2,814
Scotts Miracle-Gro Co/The	59	5	Machinery - Diversified - 1.55%
Toro Co/The	355	21	Deere & Co	706	99
		$26	Gardner Denver Holdings Inc (a)	211	6
Insurance - 0.12%			Graco Inc	569	26
Alleghany Corp	9	5	IDEX Corp	238	32
American International Group Inc	282	15	Nordson Corp	182	23
Aon PLC	533	73	Rockwell Automation Inc	388	65
Arch Capital Group Ltd (a)	235	6	Roper Technologies Inc	17,582	4,851
Axis Capital Holdings Ltd	55	3	Welbilt Inc (a)	501	11
Berkshire Hathaway Inc - Class B (a)	533	99	Xylem Inc/NY	344	23
Brown & Brown Inc	102	3			$5,136
Erie Indemnity Co	60	7	Media - 0.20%
Everest Re Group Ltd	52	12	AMC Networks Inc (a)	175	11
Markel Corp (a)	5	5	Cable One Inc	15	11
Marsh & McLennan Cos Inc	519	43	CBS Corp	1,023	57
Progressive Corp/The	1,972	117	Charter Communications Inc (a)	275	81
RenaissanceRe Holdings Ltd	24	3	FactSet Research Systems Inc	120	24
Travelers Cos Inc/The	115	14	Sirius XM Holdings Inc	4,067	28
Voya Financial Inc	81	4	Walt Disney Co/The	4,259	446
		$409			$658
Internet - 23.63%			Mining - 0.00%
Alibaba Group Holding Ltd ADR(a)	41,695	7,736	Royal Gold Inc	81	8
Alphabet Inc - A Shares (a)	6,497	7,336	Southern Copper Corp	244	11
Alphabet Inc - C Shares (a)	9,036	10,082			$19
Amazon.com Inc (a)	12,698	21,584	Miscellaneous Manufacturers - 0.92%
Booking Holdings Inc (a)	5,734	11,623	3M Co	1,054	207
CDW Corp/DE	483	39	AO Smith Corp	45,141	2,670
Dropbox Inc (a),(b)	956	31	Hexcel Corp	107	7
eBay Inc (a)	442	16	Illinois Tool Works Inc	739	102
Expedia Group Inc	365	44	Ingersoll-Rand PLC	429	39
F5 Networks Inc (a)	204	35	Parker-Hannifin Corp	90	14
Facebook Inc (a)	68,657	13,341	Textron Inc	175	12
GoDaddy Inc (a)	501	35			$3,051
GrubHub Inc (a)	298	31	Office & Business Equipment - 0.01%
IAC/InterActiveCorp (a)	241	37	Zebra Technologies Corp (a)	185	27
Match Group Inc (a)	258	10
Netflix Inc (a)	5,880	2,301	Oil & Gas - 0.07%
Okta Inc (a)	316	16	Anadarko Petroleum Corp	624	46
Palo Alto Networks Inc (a)	278	57	Antero Resources Corp (a)	372	8
Proofpoint Inc (a)	183	21	Apache Corp	72	3
RingCentral Inc (a)	251	18	Cabot Oil & Gas Corp	967	23
Shopify Inc (a)	3,238	472	Cimarex Energy Co	36	4
Tencent Holdings Ltd ADR	60,650	3,048	Continental Resources Inc/OK (a)	123	8
Twilio Inc (a)	285	16	Diamondback Energy Inc	76	10
Twitter Inc (a)	5,343	233	EOG Resources Inc	256	32
Uber Technologies Inc (a),(b),(c),(d)	116	5	Kosmos Energy Ltd (a)	135	1
VeriSign Inc (a)	339	47	Newfield Exploration Co (a)	215	7
Zendesk Inc (a)	374	20	Parsley Energy Inc (a)	529	16
Zillow Group Inc - A Shares (a)	159	10	Pioneer Natural Resources Co	314	59
		$78,244	RSP Permian Inc (a)	233	10
Iron & Steel - 0.00%					$227
Steel Dynamics Inc	103	5	Oil & Gas Services - 0.03%
			Halliburton Co	1,907	86
Leisure Products & Services - 0.01%			RPC Inc	63	1
Brunswick Corp/DE	68	4			$87
Polaris Industries Inc	196	24	Packaging & Containers - 0.02%
		$28	Berry Global Group Inc (a)	196	9
Lodging - 0.96%			Crown Holdings Inc (a)	380	17
Choice Hotels International Inc	139	10	Graphic Packaging Holding Co	156	2
Extended Stay America Inc	479	10	Packaging Corp of America	277	31
			Sealed Air Corp	259	11

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Packaging & Containers (continued)			Retail (continued)
Silgan Holdings Inc	78	$2	Restaurant Brands International Inc	16,210	$977
		$72	Ross Stores Inc	21,590	1,830
Pharmaceuticals - 3.58%			Starbucks Corp	2,936	143
AbbVie Inc	4,691	435	Tapestry Inc	216	10
Agios Pharmaceuticals Inc (a)	139	12	Tiffany & Co	85	11
Alkermes PLC (a)	453	19	TJX Cos Inc/The	40,625	3,866
AmerisourceBergen Corp	498	42	Tractor Supply Co	391	30
Bristol-Myers Squibb Co	1,901	105	Ulta Beauty Inc (a)	178	42
DexCom Inc (a)	35,583	3,380	Urban Outfitters Inc (a)	281	13
Eli Lilly & Co	1,298	111	Wendy's Co/The	624	11
Express Scripts Holding Co (a)	493	38	Williams-Sonoma Inc	104	6
Herbalife Nutrition Ltd (a)	62	3	Yum China Holdings Inc	129	5
Jazz Pharmaceuticals PLC (a)	174	30	Yum! Brands Inc	208	16
Johnson & Johnson	1,056	128			$15,122
McKesson Corp	56	8	Semiconductors - 1.28%
Merck & Co Inc	17,913	1,087	Advanced Micro Devices Inc (a)	2,932	44
Neurocrine Biosciences Inc (a)	262	26	Analog Devices Inc	128	12
PRA Health Sciences Inc (a)	183	17	Applied Materials Inc	2,297	106
Premier Inc (a)	119	4	ASML Holding NV - NY Reg Shares	2,990	592
Sarepta Therapeutics Inc (a)	182	24	Broadcom Inc	3,736	906
TESARO Inc (a)	114	5	Cypress Semiconductor Corp	931	15
Zoetis Inc	74,968	6,386	IPG Photonics Corp (a)	124	27
		$11,860	KLA-Tencor Corp	496	51
Pipelines - 0.02%			Lam Research Corp	1,128	195
Cheniere Energy Inc (a)	428	28	Maxim Integrated Products Inc	14,788	868
ONEOK Inc	612	43	Microchip Technology Inc	721	66
		$71	Micron Technology Inc (a)	4,670	245
Real Estate - 0.01%			MKS Instruments Inc	201	19
CBRE Group Inc (a)	451	22	Monolithic Power Systems Inc	145	19
Howard Hughes Corp/The (a)	47	6	NVIDIA Corp	2,171	514
			NXP Semiconductors NV (a)	41	4
		$28	ON Semiconductor Corp (a)	1,427	32
REITs - 2.22%
Alexandria Real Estate Equities Inc	24	3	Skyworks Solutions Inc	412	40
American Tower Corp	1,396	201	Teradyne Inc	172	7
CoreSite Realty Corp	101	11	Texas Instruments Inc	3,926	433
Crown Castle International Corp	16,860	1,818	Xilinx Inc	800	52
Equinix Inc	173	74			$4,247
Equity LifeStyle Properties Inc	249	23	Shipbuilding - 0.01%
Extra Space Storage Inc	311	31	Huntington Ingalls Industries Inc	121	26
Gaming and Leisure Properties Inc	215	8
Hudson Pacific Properties Inc	57	2	Software - 15.55%
Lamar Advertising Co	223	15	2U Inc (a)	184	15
Life Storage Inc	9	1	Activision Blizzard Inc	12,876	983
Omega Healthcare Investors Inc	49	2	Adobe Systems Inc (a)	23,999	5,851
Public Storage	513	116	Akamai Technologies Inc (a)	514	38
SBA Communications Corp (a)	29,572	4,884	ANSYS Inc (a)	12,667	2,206
Simon Property Group Inc	946	161	Aspen Technology Inc (a)	247	23
Taubman Centers Inc	175	10	athenahealth Inc (a)	132	21
			Atlassian Corp PLC (a)	314	20
		$7,360	Autodesk Inc (a)	10,291	1,349
Retail - 4.57%			Black Knight Inc (a)	486	26
Advance Auto Parts Inc	83	11
AutoZone Inc (a)	73	49	Broadridge Financial Solutions Inc	384	44
			Cadence Design Systems Inc (a)	907	39
Best Buy Co Inc	225	17
Burlington Stores Inc (a)	215	32	CDK Global Inc	434	28
Copart Inc (a)	659	37	Citrix Systems Inc (a)	443	46
			Dropbox Inc - A Shares (a)	1,416	46
Costco Wholesale Corp	21,144	4,419
Darden Restaurants Inc	206	22	Dun & Bradstreet Corp/The	78	10
Dollar General Corp	23,818	2,348	Electronic Arts Inc (a)	39,933	5,632
Dollar Tree Inc (a)	150	13	Fair Isaac Corp (a)	109	21
Domino's Pizza Inc	130	37	Fidelity National Information Services Inc	4,852	515
			First Data Corp (a)	1,577	33
Dunkin' Brands Group Inc	271	19	Fiserv Inc (a)	894	66
Gap Inc/The	132	4	Guidewire Software Inc (a)	256	23
Home Depot Inc/The	3,997	780
L Brands Inc	174	6	Intuit Inc	42,913	8,767
Lowe's Cos Inc	1,805	173	Jack Henry & Associates Inc	252	33
Lululemon Athletica Inc (a)	301	38	Manhattan Associates Inc (a)	230	11
McDonald's Corp	335	53	Microsoft Corp	109,671	10,815
Michaels Cos Inc/The (a)	207	4	MSCI Inc	265	44
MSC Industrial Direct Co Inc	98	8	Oracle Corp	608	27
			Paycom Software Inc (a)	174	17
Nordstrom Inc	409	21
Nu Skin Enterprises Inc	51	4	Pegasystems Inc	174	10
O'Reilly Automotive Inc (a)	244	67	PTC Inc (a)	382	36
			RealPage Inc (a)	280	15

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
June 30, 2018 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value (000's)	PREFERRED STOCKS (continued)	Shares Held	Value (000's)
Software (continued)				Software (continued)
Red Hat Inc (a)		14,790	$1,988	Magic Leap Inc 0.00% (a),(b),(d)	1,903	$51
salesforce.com Inc (a)		65,387	8,918			$204
ServiceNow Inc (a)		7,056	1,217	TOTAL PREFERRED STOCKS		$204
Splunk Inc (a)		465	46	Total Investments		$329,514
SS&C Technologies Holdings Inc		643	33	Other Assets and Liabilities - 0.50%		$1,642
Synopsys Inc (a)		81	7	TOTAL NET ASSETS - 100.00%		$331,156
Take-Two Interactive Software Inc (a)		218	26
Tyler Technologies Inc (a)		124	28
Ultimate Software Group Inc/The (a)		94	24	(a) Non-income producing security
Veeva Systems Inc (a)		390	30	(b)		Restricted Security. Please see Restricted Security Sub-Schedule for more
VMware Inc (a)		9,875	1,451	information.
Workday Inc (a)		7,477	905	(c)	The value of these investments was determined using significant
			$51,483	unobservable inputs.
Telecommunications - 0.04%				(d)		Fair value of these investments is determined in good faith by the Manager
Arista Networks Inc (a)		183	47	under procedures established and periodically reviewed by the Board of
Motorola Solutions Inc		83	10	Directors. Certain inputs used in the valuation may be unobservable;
T-Mobile US Inc (a)		591	35	however, each security is evaluated individually for purposes of ASC 820
Ubiquiti Networks Inc (a)		103	9	which results in not all securities being identified as Level 3 of the fair
Zayo Group Holdings Inc (a)		585	21	value hierarchy. At the end of the period, the fair value of these securities
			$122	totaled $1,152 or 0.35% of net assets.
Toys, Games & Hobbies - 0.01%				(e)		Affiliated Security. Security is either an affiliate (and registered under the
Hasbro Inc		279	26	Investment Company Act of 1940) or an affiliate as defined by the
				Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Transportation - 0.55%				outstanding voting shares of the security). Please see affiliated sub-
CSX Corp		1,813	116	schedule for transactional information.
Expeditors International of Washington Inc		561	41	(f) Current yield shown is as of period end.
FedEx Corp		896	204
Genesee & Wyoming Inc (a)		77	6
JB Hunt Transport Services Inc		280	34
Kansas City Southern		7,863	833	Portfolio Summary (unaudited)
Landstar System Inc		154	17	Sector		Percent
Old Dominion Freight Line Inc		216	32	Consumer, Non-cyclical		24.90%
Schneider National Inc		149	4	Communications		24.22%
Union Pacific Corp		2,393	339	Technology		19.63%
United Parcel Service Inc		1,509	160	Industrial		10.07%
XPO Logistics Inc (a)		378	38	Financial		8.82%
			$1,824	Consumer, Cyclical		7.45%
Water - 0.18%				Investment Companies		2.34%
American Water Works Co Inc		7,030	599	Basic Materials		1.46%
				Utilities		0.49%
				Energy		0.12%
TOTAL COMMON STOCKS			$320,447	Other Assets and Liabilities		0.50%
INVESTMENT COMPANIES - 2.34%		Shares Held	Value (000's)	TOTAL NET ASSETS		100.00%
Money Market Funds - 2.34%
Principal Government Money Market Fund		7,742,381	7,742
1.72%(e),(f)

TOTAL INVESTMENT COMPANIES			$7,742
CONVERTIBLE PREFERRED STOCKS -
0.34%		Shares Held	Value (000's)
Internet - 0.34%
Airbnb Inc - Series D 0.00% (a),(b),(c),(d)		3,936	$447
Airbnb Inc - Series E	0.00% (a),(b),(c),(d)	1,119	127
Dropbox Inc 0.00% (a),(b)		5,485	178
Uber Technologies Inc	0.00% (a),(b),(c),(d)	42	2
Uber Technologies Inc	0.00% (a),(b),(c),(d)	3,311	132
Uber Technologies Inc	0.00% (a),(b),(c),(d)	9	—
Uber Technologies Inc	0.00% (a),(b),(c),(d)	44	2
Uber Technologies Inc	0.00% (a),(b),(c),(d)	1	—
Uber Technologies Inc	0.00% (a),(b),(c),(d)	25	1
Uber Technologies Inc	0.00% (a),(b),(c),(d)	16	1
Uber Technologies Inc	0.00% (a),(b),(c),(d)	12	1
Uber Technologies Inc	0.00% (a),(b),(c),(d)	10	—
Uber Technologies Inc	0.00% (a),(b),(c),(d)	5,745	230
			$1,121
TOTAL CONVERTIBLE PREFERRED STOCKS			$1,121
PREFERRED STOCKS - 0.06%		Shares Held	Value (000's)
Software - 0.06%
Magic Leap Inc 0.00% (a),(b),(c),(d)		5,653	153

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
June 30, 2018 (unaudited)

Affiliated Securities	December 31, 2017		Purchases			Sales	June 30, 2018
	Value			Cost	Proceeds		Value
Principal Government Money Market Fund 1.72%		$7,803		$36,106		$36,167	$7,742
		$7,803		$36,106		$36,167	$7,742

	Realized Gain/Loss				Realized Gain from		Change in Unrealized
	Income	on Investments		Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund 1.72%	$62		$—			$—	$—
	$62		$—			$—	$—
Amounts in thousands

Restricted Securities

Security Name	Acquisition Date				Cost	Value	Percent of Net Assets
Airbnb Inc - Series D	4/16/2014				$160	$447	0.13%
Airbnb Inc - Series E	7/14/2015				104	127	0.04%
Dropbox Inc	11/7/2014				27	31	0.01%
Dropbox Inc	1/30/2014				157	178	0.05%
Magic Leap Inc	1/20/2016				130	153	0.05%
Magic Leap Inc	10/12/2017				51	51	0.02%
Uber Technologies Inc	1/16/2018				1	1	0.00%
Uber Technologies Inc	1/16/2018				4	5	0.00%
Uber Technologies Inc	1/16/2018				—	1	0.00%
Uber Technologies Inc	1/16/2018				—	—	0.00%
Uber Technologies Inc	12/5/2014-1/16/2018				192	230	0.07%
Uber Technologies Inc	1/16/2018				—	—	0.00%
Uber Technologies Inc	12/3/2015				162	132	0.04%
Uber Technologies Inc	1/16/2018				1	2	0.00%
Uber Technologies Inc	1/16/2018				1	1	0.00%
Uber Technologies Inc	1/16/2018				—	—	0.00%
Uber Technologies Inc	1/16/2018				2	2	0.00%
Total						$1,361	0.41%
Amounts in thousands.

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2018	Long	60		$8,165	$		(161)
Total					$		(161)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2018 (unaudited)

COMMON STOCKS - 98.19%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.11%			Beverages - 1.74%
Interpublic Group of Cos Inc/The	41,717	$978	Brown-Forman Corp - B Shares	28,344	$1,389
Omnicom Group Inc	24,596	1,876	Coca-Cola Co/The	414,413	18,176
		$2,854	Constellation Brands Inc	18,181	3,979
Aerospace & Defense - 2.51%			Molson Coors Brewing Co	20,023	1,363
Arconic Inc	45,977	782	Monster Beverage Corp (a)	44,450	2,547
Boeing Co/The	59,259	19,882	PepsiCo Inc	153,423	16,703
General Dynamics Corp	29,891	5,572			$44,157
Harris Corp	12,847	1,857	Biotechnology - 2.06%
L3 Technologies Inc	8,491	1,633	Alexion Pharmaceuticals Inc (a)	24,076	2,989
Lockheed Martin Corp	26,880	7,941	Amgen Inc	72,067	13,303
Northrop Grumman Corp	18,869	5,806	Biogen Inc (a)	22,832	6,627
Raytheon Co	31,084	6,005	Celgene Corp (a)	76,487	6,075
Rockwell Collins Inc	17,770	2,393	Gilead Sciences Inc	140,702	9,967
TransDigm Group Inc	5,275	1,821	Illumina Inc (a)	15,906	4,442
United Technologies Corp	80,513	10,066	Incyte Corp (a)	19,038	1,276
		$63,758	Regeneron Pharmaceuticals Inc (a)	8,368	2,887
Agriculture - 1.10%			Vertex Pharmaceuticals Inc (a)	27,574	4,686
Altria Group Inc	204,804	11,631			$52,252
Archer-Daniels-Midland Co	60,509	2,773	Building Materials - 0.35%
Philip Morris International Inc	168,207	13,581	Fortune Brands Home & Security Inc	15,793	848
		$27,985	Johnson Controls International plc	100,223	3,353
Airlines - 0.42%			Martin Marietta Materials Inc	6,811	1,521
Alaska Air Group Inc	13,338	805	Masco Corp	33,600	1,257
American Airlines Group Inc	45,088	1,712	Vulcan Materials Co	14,303	1,846
Delta Air Lines Inc	69,836	3,460			$8,825
Southwest Airlines Co	57,722	2,937	Chemicals - 1.68%
United Continental Holdings Inc (a)	25,503	1,778	Air Products & Chemicals Inc	23,718	3,694
		$10,692	Albemarle Corp	11,984	1,130
Apparel - 0.74%			CF Industries Holdings Inc	25,252	1,121
Hanesbrands Inc	38,995	859	DowDuPont Inc	251,133	16,555
Michael Kors Holdings Ltd (a)	16,222	1,080	Eastman Chemical Co	15,446	1,544
NIKE Inc	138,801	11,060	FMC Corp	14,555	1,298
PVH Corp	8,338	1,248	International Flavors & Fragrances Inc	8,540	1,059
Ralph Lauren Corp	6,023	757	LyondellBasell Industries NV	34,790	3,822
Under Armour Inc - Class A (a)	20,124	452	Mosaic Co/The	37,952	1,064
Under Armour Inc - Class C (a)	20,381	430	PPG Industries Inc	26,980	2,799
VF Corp	35,429	2,888	Praxair Inc	31,095	4,918
		$18,774	Sherwin-Williams Co/The	8,909	3,631
Automobile Manufacturers - 0.49%					$42,635
Ford Motor Co	423,542	4,689	Commercial Services - 1.91%
General Motors Co	137,263	5,408	Automatic Data Processing Inc	47,670	6,394
PACCAR Inc	38,069	2,359	Cintas Corp	9,353	1,731
		$12,456	Ecolab Inc	28,097	3,943
Automobile Parts & Equipment - 0.16%			Equifax Inc	13,015	1,628
			FleetCor Technologies Inc (a)	9,685	2,040
Aptiv PLC	28,652	2,625	Gartner Inc (a)	9,872	1,312
BorgWarner Inc	21,371	922
Goodyear Tire & Rubber Co/The	25,952	605	Global Payments Inc	17,264	1,925
		$4,152	H&R Block Inc	22,638	516
			IHS Markit Ltd (a)	38,536	1,988
Banks - 7.27%
Bank of America Corp	1,020,370	28,764	Moody's Corp	18,065	3,081
			Nielsen Holdings PLC	36,234	1,121
Bank of New York Mellon Corp/The	109,364	5,898	PayPal Holdings Inc (a)	120,777	10,057
BB&T Corp	84,376	4,256	Quanta Services Inc (a)	16,191	541
Capital One Financial Corp	52,636	4,837
Citigroup Inc	275,928	18,465	Robert Half International Inc	13,373	871
Citizens Financial Group Inc	52,454	2,040	S&P Global Inc	27,194	5,545
Comerica Inc	18,605	1,691	Total System Services Inc	17,951	1,517
			United Rentals Inc (a)	9,047	1,335
Fifth Third Bancorp	74,179	2,129	Verisk Analytics Inc (a)	16,808	1,809
Goldman Sachs Group Inc/The	38,013	8,384
Huntington Bancshares Inc/OH	119,570	1,765	Western Union Co/The	49,855	1,014
JPMorgan Chase & Co	368,428	38,390			$48,368
KeyCorp	114,882	2,245	Computers - 5.65%
M&T Bank Corp	15,717	2,674	Accenture PLC - Class A	69,587	11,384
Morgan Stanley	147,502	6,992	Apple Inc	531,863	98,453
Northern Trust Corp	22,886	2,355	Cognizant Technology Solutions Corp	63,400	5,008
PNC Financial Services Group Inc/The	50,805	6,864	DXC Technology Co	30,816	2,484
Regions Financial Corp	121,535	2,161	Hewlett Packard Enterprise Co	165,237	2,414
State Street Corp	39,542	3,681	HP Inc	177,612	4,030
SunTrust Banks Inc	50,301	3,321	International Business Machines Corp	92,379	12,905
SVB Financial Group (a)	5,731	1,655	NetApp Inc	28,991	2,277
US Bancorp	168,845	8,446	Seagate Technology PLC	31,062	1,754
Wells Fargo & Co	474,560	26,310	Western Digital Corp	32,380	2,507
Zions Bancorporation	21,330	1,124			$143,216
		$184,447

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Consumer Products - 0.33%			Electronics (continued)
Avery Dennison Corp	9,525	$972	Allegion PLC	10,275	$795
Church & Dwight Co Inc	26,479	1,408	Amphenol Corp	32,619	2,843
Clorox Co/The	14,013	1,895	Corning Inc	89,854	2,472
Kimberly-Clark Corp	37,802	3,982	FLIR Systems Inc	14,850	772
		$8,257	Fortive Corp	33,191	2,559
Cosmetics & Personal Care - 1.24%			Garmin Ltd	12,036	734
Colgate-Palmolive Co	94,394	6,118	Honeywell International Inc	80,826	11,643
Coty Inc	51,165	722	Mettler-Toledo International Inc (a)	2,747	1,590
Estee Lauder Cos Inc/The	24,236	3,458	PerkinElmer Inc	11,971	877
Procter & Gamble Co/The (b)	272,101	21,240	TE Connectivity Ltd	37,888	3,412
		$31,538	Waters Corp (a)	8,479	1,641
Distribution & Wholesale - 0.17%					$31,479
Fastenal Co	31,126	1,498	Engineering & Construction - 0.06%
LKQ Corp (a)	33,514	1,069	Fluor Corp	15,213	742
WW Grainger Inc	5,515	1,701	Jacobs Engineering Group Inc	13,042	828
		$4,268			$1,570
Diversified Financial Services - 3.85%			Environmental Control - 0.23%
Affiliated Managers Group Inc	5,877	874	Republic Services Inc	24,132	1,650
Alliance Data Systems Corp	5,215	1,216	Stericycle Inc (a)	9,260	604
American Express Co	77,273	7,573	Waste Management Inc	43,043	3,501
Ameriprise Financial Inc	15,649	2,189			$5,755
BlackRock Inc	13,346	6,660	Food - 1.23%
Cboe Global Markets Inc	12,171	1,267	Campbell Soup Co	20,820	844
Charles Schwab Corp/The	129,934	6,639	Conagra Brands Inc	42,585	1,522
CME Group Inc	36,845	6,040	General Mills Inc	64,156	2,840
Discover Financial Services	37,764	2,659	Hershey Co/The	15,121	1,407
E*TRADE Financial Corp (a)	28,560	1,747	Hormel Foods Corp	29,223	1,087
Franklin Resources Inc	34,490	1,105	JM Smucker Co/The	12,291	1,321
Intercontinental Exchange Inc	62,679	4,610	Kellogg Co	27,023	1,888
Invesco Ltd	44,448	1,180	Kraft Heinz Co/The	64,644	4,061
Jefferies Financial Group Inc	32,810	746	Kroger Co/The	87,957	2,502
Mastercard Inc	99,215	19,498	McCormick & Co Inc/MD	13,123	1,524
Nasdaq Inc	12,647	1,154	Mondelez International Inc	159,618	6,544
Raymond James Financial Inc	14,046	1,255	Sysco Corp	51,866	3,542
Synchrony Financial	76,773	2,563	Tyson Foods Inc	32,203	2,217
T Rowe Price Group Inc	26,202	3,042			$31,299
Visa Inc	193,280	25,600	Forest Products & Paper - 0.09%
		$97,617	International Paper Co	44,808	2,334
Electric - 2.80%
AES Corp/VA	71,570	960	Gas - 0.04%
Alliant Energy Corp	25,048	1,060	NiSource Inc	36,506	959
Ameren Corp	26,365	1,604
American Electric Power Co Inc	53,295	3,691	Hand & Machine Tools - 0.13%
CenterPoint Energy Inc	46,689	1,294	Snap-on Inc	6,123	984
CMS Energy Corp	30,572	1,445	Stanley Black & Decker Inc	16,697	2,218
Consolidated Edison Inc	33,624	2,622			$3,202
Dominion Energy Inc	70,613	4,814	Healthcare - Products - 3.43%
DTE Energy Co	19,637	2,035	Abbott Laboratories	189,710	11,571
Duke Energy Corp	75,855	5,999	ABIOMED Inc (a)	4,571	1,870
Edison International	35,256	2,231	Align Technology Inc (a)	7,804	2,670
Entergy Corp	19,567	1,581	Baxter International Inc	53,309	3,936
Evergy Inc	29,348	1,648	Becton Dickinson and Co	28,913	6,926
Eversource Energy	34,290	2,010	Boston Scientific Corp (a)	149,308	4,882
Exelon Corp	104,463	4,450	Cooper Cos Inc/The	5,304	1,249
FirstEnergy Corp	48,509	1,742	Danaher Corp	66,520	6,564
NextEra Energy Inc	51,013	8,521	DENTSPLY SIRONA Inc	24,613	1,077
NRG Energy Inc	32,372	994	Edwards Lifesciences Corp (a)	22,807	3,320
PG&E Corp	55,882	2,378	Henry Schein Inc (a)	16,667	1,211
Pinnacle West Capital Corp	12,112	976	Hologic Inc (a)	29,544	1,174
PPL Corp	75,644	2,160	IDEXX Laboratories Inc (a)	9,398	2,048
Public Service Enterprise Group Inc	54,669	2,960	Intuitive Surgical Inc (a)	12,258	5,865
SCANA Corp	15,433	594	Medtronic PLC	146,538	12,545
Sempra Energy	28,581	3,318	ResMed Inc	15,444	1,600
Southern Co/The	109,467	5,069	Stryker Corp	34,777	5,873
WEC Energy Group Inc	34,144	2,207	Thermo Fisher Scientific Inc	43,534	9,018
Xcel Energy Inc	55,063	2,515	Varian Medical Systems Inc (a)	9,901	1,126
		$70,878	Zimmer Biomet Holdings Inc	21,995	2,451
Electrical Components & Equipment - 0.26%					$86,976
AMETEK Inc	25,058	1,808	Healthcare - Services - 2.42%
Emerson Electric Co	68,183	4,714	Aetna Inc	35,394	6,495
		$6,522	Anthem Inc	27,614	6,573
Electronics - 1.24%			Centene Corp (a)	22,202	2,735
Agilent Technologies Inc	34,624	2,141	Cigna Corp	26,323	4,474

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Healthcare - Services (continued)			Lodging - 0.38%
DaVita Inc (a)	15,108	$1,049	Hilton Worldwide Holdings Inc	30,234	$2,393
Envision Healthcare Corp (a)	13,107	577	Marriott International Inc/MD	32,119	4,066
HCA Healthcare Inc	30,237	3,102	MGM Resorts International	54,226	1,574
Humana Inc	14,897	4,434	Wynn Resorts Ltd	9,164	1,534
IQVIA Holdings Inc (a)	17,500	1,747			$9,567
Laboratory Corp of America Holdings (a)	11,069	1,987	Machinery - Construction & Mining - 0.35%
Quest Diagnostics Inc	14,696	1,616	Caterpillar Inc	64,698	8,778
UnitedHealth Group Inc	103,988	25,512
Universal Health Services Inc	9,430	1,051	Machinery - Diversified - 0.60%
		$61,352	Cummins Inc	16,761	2,229
Home Builders - 0.15%			Deere & Co	35,090	4,906
DR Horton Inc	37,164	1,524	Flowserve Corp	14,158	572
Lennar Corp - A Shares	29,606	1,554	Pentair PLC	17,568	739
PulteGroup Inc	28,426	817	Rockwell Automation Inc	13,590	2,259
		$3,895	Roper Technologies Inc	11,162	3,080
Home Furnishings - 0.07%			Xylem Inc/NY	19,469	1,312
Leggett & Platt Inc	14,207	634			$15,097
Whirlpool Corp	6,983	1,021	Media - 2.10%
		$1,655	CBS Corp	36,953	2,077
Housewares - 0.05%			Charter Communications Inc (a)	20,043	5,877
Newell Brands Inc	52,557	1,355	Comcast Corp - Class A	496,919	16,304
			Discovery Inc (a)	16,886	464
Insurance - 3.82%			Discovery Inc (a)	36,964	943
Aflac Inc	83,774	3,604	DISH Network Corp (a)	24,774	833
Allstate Corp/The	38,036	3,472	News Corp - A Shares	41,473	643
American International Group Inc	97,137	5,150	News Corp - B Shares	13,177	209
Aon PLC	26,459	3,629	Twenty-First Century Fox Inc - A Shares	114,056	5,667
Arthur J Gallagher & Co	19,724	1,288	Twenty-First Century Fox Inc - B Shares	47,524	2,341
Assurant Inc	5,700	590	Viacom Inc - B Shares	38,195	1,152
Berkshire Hathaway Inc - Class B (a)	208,271	38,874	Walt Disney Co/The	160,881	16,862
Brighthouse Financial Inc (a)	10,368	415			$53,372
Chubb Ltd	50,403	6,402	Mining - 0.19%
Cincinnati Financial Corp	16,164	1,081	Freeport-McMoRan Inc	145,798	2,516
Everest Re Group Ltd	4,433	1,022	Newmont Mining Corp	57,728	2,177
Hartford Financial Services Group Inc/The	38,754	1,981			$4,693
Lincoln National Corp	23,666	1,473	Miscellaneous Manufacturers - 1.66%
Loews Corp	28,336	1,368	3M Co	64,241	12,637
Marsh & McLennan Cos Inc	54,902	4,500	AO Smith Corp	15,699	929
MetLife Inc	110,000	4,796	Dover Corp	16,737	1,225
Progressive Corp/The	63,019	3,728	Eaton Corp PLC	47,321	3,537
Prudential Financial Inc	45,448	4,250	General Electric Co	939,832	12,791
Torchmark Corp	11,429	930	Illinois Tool Works Inc	32,993	4,571
Travelers Cos Inc/The	29,246	3,578	Ingersoll-Rand PLC	26,833	2,408
Unum Group	23,936	885	Parker-Hannifin Corp	14,387	2,242
Willis Towers Watson PLC	14,266	2,163	Textron Inc	27,707	1,826
XL Group Ltd	27,949	1,564			$42,166
		$96,743	Office & Business Equipment - 0.02%
Internet - 9.45%			Xerox Corp	23,149	556
Alphabet Inc - A Shares (a)	32,316	36,491
Alphabet Inc - C Shares (a)	32,850	36,649	Oil & Gas - 5.11%
Amazon.com Inc (a)	43,579	74,076	Anadarko Petroleum Corp	55,737	4,083
Booking Holdings Inc (a)	5,214	10,569	Andeavor	15,045	1,974
eBay Inc (a)	100,030	3,627	Apache Corp	41,353	1,933
Expedia Group Inc	13,080	1,572	Cabot Oil & Gas Corp	48,857	1,163
F5 Networks Inc (a)	6,614	1,141	Chevron Corp	206,782	26,143
Facebook Inc (a)	259,550	50,436	Cimarex Energy Co	10,325	1,050
Netflix Inc (a)	47,036	18,411	Concho Resources Inc (a)	16,130	2,232
Symantec Corp	67,256	1,389	ConocoPhillips	126,613	8,815
TripAdvisor Inc (a)	11,598	646	Devon Energy Corp	56,639	2,490
Twitter Inc (a)	70,858	3,094	EOG Resources Inc	62,637	7,794
VeriSign Inc (a)	10,388	1,427	EQT Corp	27,292	1,506
		$239,528	Exxon Mobil Corp	458,138	37,902
Iron & Steel - 0.08%			Helmerich & Payne Inc	11,782	751
Nucor Corp	34,421	2,151	Hess Corp	28,337	1,895
			HollyFrontier Corp	19,104	1,307
Leisure Products & Services - 0.25%			Marathon Oil Corp	92,323	1,926
Carnival Corp	43,929	2,518	Marathon Petroleum Corp	49,980	3,507
Harley-Davidson Inc	18,012	758	Newfield Exploration Co (a)	21,612	654
Norwegian Cruise Line Holdings Ltd (a)	22,369	1,057	Noble Energy Inc	52,423	1,849
Royal Caribbean Cruises Ltd	18,331	1,899	Occidental Petroleum Corp	82,862	6,934
		$6,232	Phillips 66	45,413	5,100
			Pioneer Natural Resources Co	18,440	3,490

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Account June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Oil & Gas (continued)			REITs (continued)
Valero Energy Corp	46,630	$5,168	Weyerhaeuser Co	81,916	$2,987
		$129,666			$69,606
Oil & Gas Services - 0.75%			Retail - 5.10%
Baker Hughes a GE Co	45,061	1,488	Advance Auto Parts Inc	8,010	1,087
Halliburton Co	94,789	4,271	AutoZone Inc (a)	2,886	1,936
National Oilwell Varco Inc	41,339	1,794	Best Buy Co Inc	26,541	1,979
Schlumberger Ltd	149,884	10,047	CarMax Inc (a)	19,270	1,404
TechnipFMC PLC	46,966	1,491	Chipotle Mexican Grill Inc (a)	2,647	1,142
		$19,091	Copart Inc (a)	21,864	1,237
Packaging & Containers - 0.19%			Costco Wholesale Corp	47,460	9,918
Ball Corp	37,791	1,344	Darden Restaurants Inc	13,394	1,434
Packaging Corp of America	10,208	1,141	Dollar General Corp	27,506	2,712
Sealed Air Corp	17,441	740	Dollar Tree Inc (a)	25,729	2,187
WestRock Co	27,750	1,582	Foot Locker Inc	12,784	673
		$4,807	Gap Inc/The	23,481	761
Pharmaceuticals - 5.60%			Genuine Parts Co	15,878	1,458
AbbVie Inc	163,990	15,194	Home Depot Inc/The	124,825	24,353
Allergan PLC	36,689	6,117	Kohl's Corp	18,205	1,327
AmerisourceBergen Corp	17,600	1,501	L Brands Inc	26,249	968
Bristol-Myers Squibb Co	176,872	9,788	Lowe's Cos Inc	88,949	8,501
Cardinal Health Inc	33,621	1,642	Macy's Inc	33,152	1,241
CVS Health Corp	110,011	7,079	McDonald's Corp	84,965	13,313
Eli Lilly & Co	103,360	8,820	Nordstrom Inc	12,711	658
Express Scripts Holding Co (a)	60,784	4,693	O'Reilly Automotive Inc (a)	8,864	2,425
Johnson & Johnson	290,231	35,216	Ross Stores Inc	40,973	3,473
McKesson Corp	21,864	2,917	Starbucks Corp	149,331	7,295
Merck & Co Inc	291,115	17,671	Tapestry Inc	31,144	1,455
Mylan NV (a)	55,778	2,016	Target Corp	57,691	4,391
Nektar Therapeutics (a)	17,435	851	Tiffany & Co	11,024	1,451
Perrigo Co PLC	13,935	1,016	TJX Cos Inc/The	67,856	6,459
Pfizer Inc (b)	632,979	22,964	Tractor Supply Co	13,208	1,010
Zoetis Inc	52,360	4,460	Ulta Beauty Inc (a)	6,187	1,444
		$141,945	Walgreens Boots Alliance Inc	92,284	5,538
Pipelines - 0.36%			Walmart Inc	156,547	13,408
Kinder Morgan Inc/DE	205,296	3,628	Yum! Brands Inc	34,976	2,736
ONEOK Inc	44,482	3,106			$129,374
Williams Cos Inc/The	89,563	2,428	Savings & Loans - 0.03%
		$9,162	People's United Financial Inc	37,643	681
Real Estate - 0.06%
CBRE Group Inc (a)	32,719	1,562	Semiconductors - 4.00%
			Advanced Micro Devices Inc (a)	89,158	1,336
REITs - 2.75%			Analog Devices Inc	40,133	3,850
Alexandria Real Estate Equities Inc	11,143	1,406	Applied Materials Inc	109,082	5,038
American Tower Corp	47,791	6,890	Broadcom Inc	43,437	10,540
Apartment Investment & Management Co	17,026	720	Intel Corp	504,256	25,067
			IPG Photonics Corp (a)	4,068	898
AvalonBay Communities Inc	14,954	2,570
Boston Properties Inc	16,702	2,095	KLA-Tencor Corp	16,868	1,729
Crown Castle International Corp	44,887	4,840	Lam Research Corp	17,750	3,068
Digital Realty Trust Inc	22,285	2,487	Microchip Technology Inc	25,432	2,313
			Micron Technology Inc (a)	125,497	6,581
Duke Realty Corp	38,634	1,122
Equinix Inc	8,597	3,696	NVIDIA Corp	65,682	15,560
			Qorvo Inc (a)	13,686	1,097
Equity Residential	39,844	2,538
Essex Property Trust Inc	7,146	1,708	QUALCOMM Inc	160,433	9,003
Extra Space Storage Inc	13,645	1,362	Skyworks Solutions Inc	19,701	1,904
Federal Realty Investment Trust	7,923	1,003	Texas Instruments Inc	105,929	11,679
GGP Inc	68,446	1,398	Xilinx Inc	27,423	1,790
HCP Inc	50,836	1,313			$101,453
Host Hotels & Resorts Inc	80,220	1,690	Shipbuilding - 0.04%
Iron Mountain Inc	30,454	1,066	Huntington Ingalls Industries Inc	4,817	1,044
Kimco Realty Corp	45,978	781
Macerich Co/The	11,748	668	Software - 6.55%
Mid-America Apartment Communities Inc	12,312	1,240	Activision Blizzard Inc	82,368	6,286
Prologis Inc	57,701	3,790	Adobe Systems Inc (a)	53,288	12,992
Public Storage	16,213	3,678	Akamai Technologies Inc (a)	18,462	1,352
Realty Income Corp	30,773	1,655	ANSYS Inc (a)	9,090	1,583
Regency Centers Corp	15,951	990	Autodesk Inc (a)	23,711	3,108
SBA Communications Corp (a)	12,465	2,058	Broadridge Financial Solutions Inc	12,759	1,469
Simon Property Group Inc	33,512	5,703	CA Inc	33,811	1,205
SL Green Realty Corp	9,570	962	Cadence Design Systems Inc (a)	30,506	1,321
UDR Inc	28,957	1,087	Cerner Corp (a)	34,110	2,040
Ventas Inc	38,556	2,196	Citrix Systems Inc (a)	13,932	1,461
Vornado Realty Trust	18,726	1,384	Electronic Arts Inc (a)	33,201	4,682
Welltower Inc	40,252	2,523

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Account June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Portfolio Summary (unaudited)
Software (continued)			Sector	Percent
Fidelity National Information Services Inc	35,817	$3,798	Consumer, Non-cyclical	21.06%
Fiserv Inc (a)	44,306	3,283	Financial	17.78%
Intuit Inc	26,376	5,389	Technology	16.22%
Microsoft Corp	831,390	81,983	Communications	14.60%
MSCI Inc	9,635	1,594	Industrial	9.26%
Oracle Corp	322,475	14,208	Consumer, Cyclical	8.11%
Paychex Inc	34,601	2,365	Energy	6.22%
Red Hat Inc (a)	19,225	2,583	Utilities	2.90%
salesforce.com Inc (a)	76,322	10,410	Basic Materials	2.04%
Synopsys Inc (a)	16,124	1,380	Investment Companies	1.72%
Take-Two Interactive Software Inc (a)	12,376	1,465	Other Assets and Liabilities	0.09%
		$165,957	TOTAL NET ASSETS	100.00%
Telecommunications - 2.94%
AT&T Inc	785,301	25,216
CenturyLink Inc	106,234	1,980
Cisco Systems Inc	508,897	21,898
Juniper Networks Inc	37,782	1,036
Motorola Solutions Inc	17,544	2,042
Verizon Communications Inc	447,108	22,494
		$74,666
Textiles - 0.06%
Mohawk Industries Inc (a)	6,861	1,470

Toys, Games & Hobbies - 0.07%
Hasbro Inc	12,301	1,136
Mattel Inc	37,226	611
		$1,747
Transportation - 1.64%
CH Robinson Worldwide Inc	15,067	1,260
CSX Corp	94,723	6,041
Expeditors International of Washington Inc	18,903	1,382
FedEx Corp	26,600	6,040
JB Hunt Transport Services Inc	9,262	1,126
Kansas City Southern	11,104	1,177
Norfolk Southern Corp	30,575	4,613
Union Pacific Corp	83,926	11,891
United Parcel Service Inc	74,616	7,926
		$41,456
Water - 0.06%
American Water Works Co Inc	19,266	1,645

TOTAL COMMON STOCKS		$2,489,697
INVESTMENT COMPANIES - 1.72%	Shares Held	Value (000's)
Exchange Traded Funds - 0.17%
iShares Core S&P 500 ETF	15,016	4,100

Money Market Funds - 1.55%
Principal Government Money Market Fund	39,399,601	39,400
1.72%(c),(d)

TOTAL INVESTMENT COMPANIES		$43,500
Total Investments		$2,533,197
Other Assets and Liabilities - 0.09%		$2,330
TOTAL NET ASSETS - 100.00%		$2,535,527

(a)	Non-income producing security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $6,455 or 0.25% of net assets.
(c)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(d)	Current yield shown is as of period end.

See accompanying notes.

	Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2018 (unaudited)

Affiliated Securities	December 31, 2017		Purchases		Sales	June 30, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.72%		$46,339		$197,858	$204,797	$39,400
		$46,339		$197,858	$204,797	$39,400

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.72%	$385		$—		$—	$—
	$385		$—		$—	$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2018	Long	298		$40,552		$(749)
Total						$(749)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2018 (unaudited)

COMMON STOCKS - 93.74%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.11%			Beverages - 1.66%
Interpublic Group of Cos Inc/The	3,416	$80	Brown-Forman Corp - B Shares	2,320	$114
Omnicom Group Inc	2,016	154	Coca-Cola Co/The	33,941	1,489
		$234	Constellation Brands Inc	1,490	326
Aerospace & Defense - 2.40%			Molson Coors Brewing Co	1,639	111
Arconic Inc	3,765	64	Monster Beverage Corp (a)	3,642	209
Boeing Co/The	4,855	1,629	PepsiCo Inc	12,565	1,368
General Dynamics Corp	2,447	456			$3,617
Harris Corp	1,052	152	Biotechnology - 1.97%
L3 Technologies Inc	696	134	Alexion Pharmaceuticals Inc (a)	1,971	245
Lockheed Martin Corp	2,201	650	Amgen Inc	5,902	1,089
Northrop Grumman Corp	1,545	476	Biogen Inc (a)	1,869	543
Raytheon Co	2,547	492	Celgene Corp (a)	6,266	498
Rockwell Collins Inc	1,454	196	Gilead Sciences Inc	11,525	816
TransDigm Group Inc	431	149	Illumina Inc (a)	1,302	364
United Technologies Corp	6,593	824	Incyte Corp (a)	1,559	104
		$5,222	Regeneron Pharmaceuticals Inc (a)	685	236
Agriculture - 1.05%			Vertex Pharmaceuticals Inc (a)	2,257	384
Altria Group Inc	16,775	953			$4,279
Archer-Daniels-Midland Co	4,955	227	Building Materials - 0.33%
Philip Morris International Inc	13,776	1,112	Fortune Brands Home & Security Inc	1,294	69
		$2,292	Johnson Controls International plc	8,208	275
Airlines - 0.40%			Martin Marietta Materials Inc	558	125
Alaska Air Group Inc	1,092	66	Masco Corp	2,752	103
American Airlines Group Inc	3,694	140	Vulcan Materials Co	1,170	151
Delta Air Lines Inc	5,720	283			$723
Southwest Airlines Co	4,729	241	Chemicals - 1.60%
United Continental Holdings Inc (a)	2,090	146	Air Products & Chemicals Inc	1,942	302
		$876	Albemarle Corp	982	93
Apparel - 0.71%			CF Industries Holdings Inc	2,067	92
Hanesbrands Inc	3,193	70	DowDuPont Inc	20,569	1,356
Michael Kors Holdings Ltd (a)	1,329	89	Eastman Chemical Co	1,265	127
NIKE Inc	11,369	906	FMC Corp	1,192	106
PVH Corp	682	102	International Flavors & Fragrances Inc	700	87
Ralph Lauren Corp	493	62	LyondellBasell Industries NV	2,850	313
Under Armour Inc - Class A (a)	1,648	37	Mosaic Co/The	3,108	87
Under Armour Inc - Class C (a)	1,669	35	PPG Industries Inc	2,211	229
VF Corp	2,902	237	Praxair Inc	2,546	403
		$1,538	Sherwin-Williams Co/The	729	297
Automobile Manufacturers - 0.47%					$3,492
Ford Motor Co	34,689	384	Commercial Services - 1.82%
General Motors Co	11,241	443	Automatic Data Processing Inc	3,905	524
PACCAR Inc	3,117	193	Cintas Corp	766	142
		$1,020	Ecolab Inc	2,300	323
Automobile Parts & Equipment - 0.16%			Equifax Inc	1,066	133
			FleetCor Technologies Inc (a)	793	167
Aptiv PLC	2,347	215	Gartner Inc (a)	809	107
BorgWarner Inc	1,750	76
Goodyear Tire & Rubber Co/The	2,125	49	Global Payments Inc	1,414	158
		$340	H&R Block Inc	1,853	42
			IHS Markit Ltd (a)	3,157	163
Banks - 6.94%
Bank of America Corp	83,573	2,356	Moody's Corp	1,479	252
			Nielsen Holdings PLC	2,966	92
Bank of New York Mellon Corp/The	8,956	483	PayPal Holdings Inc (a)	9,893	824
BB&T Corp	6,910	349	Quanta Services Inc (a)	1,327	44
Capital One Financial Corp	4,310	396
Citigroup Inc	22,601	1,512	Robert Half International Inc	1,096	71
Citizens Financial Group Inc	4,297	167	S&P Global Inc	2,228	454
Comerica Inc	1,525	139	Total System Services Inc	1,469	124
			United Rentals Inc (a)	742	110
Fifth Third Bancorp	6,077	174	Verisk Analytics Inc (a)	1,375	148
Goldman Sachs Group Inc/The	3,115	687
Huntington Bancshares Inc/OH	9,792	145	Western Union Co/The	4,082	83
JPMorgan Chase & Co	30,177	3,144			$3,961
KeyCorp	9,408	184	Computers - 5.39%
M&T Bank Corp	1,288	219	Accenture PLC - Class A	5,698	932
Morgan Stanley	12,082	573	Apple Inc	43,563	8,064
Northern Trust Corp	1,876	193	Cognizant Technology Solutions Corp	5,193	410
PNC Financial Services Group Inc/The	4,162	562	DXC Technology Co	2,523	204
Regions Financial Corp	9,953	177	Hewlett Packard Enterprise Co	13,535	198
State Street Corp	3,240	302	HP Inc	14,546	330
SunTrust Banks Inc	4,120	272	International Business Machines Corp	7,567	1,057
SVB Financial Group (a)	469	135	NetApp Inc	2,373	186
US Bancorp	13,830	692	Seagate Technology PLC	2,543	144
Wells Fargo & Co	38,867	2,155	Western Digital Corp	2,651	205
Zions Bancorporation	1,746	92			$11,730
		$15,108

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Consumer Products - 0.31%			Electronics (continued)
Avery Dennison Corp	780	$80	Allegion PLC	842	$65
Church & Dwight Co Inc	2,168	115	Amphenol Corp	2,672	233
Clorox Co/The	1,148	155	Corning Inc	7,360	202
Kimberly-Clark Corp	3,097	326	FLIR Systems Inc	1,217	63
		$676	Fortive Corp	2,717	210
Cosmetics & Personal Care - 1.19%			Garmin Ltd	986	60
Colgate-Palmolive Co	7,732	501	Honeywell International Inc	6,621	954
Coty Inc	4,190	59	Mettler-Toledo International Inc (a)	226	131
Estee Lauder Cos Inc/The	1,984	283	PerkinElmer Inc	979	72
Procter & Gamble Co/The	22,285	1,740	TE Connectivity Ltd	3,103	279
		$2,583	Waters Corp (a)	695	135
Distribution & Wholesale - 0.16%					$2,579
Fastenal Co	2,548	123	Engineering & Construction - 0.06%
LKQ Corp (a)	2,744	88	Fluor Corp	1,246	61
WW Grainger Inc	452	139	Jacobs Engineering Group Inc	1,068	68
		$350			$129
Diversified Financial Services - 3.68%			Environmental Control - 0.22%
Affiliated Managers Group Inc	483	72	Republic Services Inc	1,978	135
Alliance Data Systems Corp	427	100	Stericycle Inc (a)	757	49
American Express Co	6,330	620	Waste Management Inc	3,525	287
Ameriprise Financial Inc	1,282	179			$471
BlackRock Inc	1,093	545	Food - 1.18%
Cboe Global Markets Inc	997	104	Campbell Soup Co	1,705	69
Charles Schwab Corp/The	10,642	544	Conagra Brands Inc	3,489	125
CME Group Inc	3,017	494	General Mills Inc	5,254	232
Discover Financial Services	3,094	218	Hershey Co/The	1,239	115
E*TRADE Financial Corp (a)	2,340	143	Hormel Foods Corp	2,392	89
Franklin Resources Inc	2,825	90	JM Smucker Co/The	1,007	108
Intercontinental Exchange Inc	5,135	378	Kellogg Co	2,212	155
Invesco Ltd	3,640	97	Kraft Heinz Co/The	5,294	333
Jefferies Financial Group Inc	2,688	61	Kroger Co/The	7,203	205
Mastercard Inc	8,127	1,597	McCormick & Co Inc/MD	1,075	125
Nasdaq Inc	1,036	95	Mondelez International Inc	13,074	536
Raymond James Financial Inc	1,149	103	Sysco Corp	4,247	290
Synchrony Financial	6,289	210	Tyson Foods Inc	2,636	181
T Rowe Price Group Inc	2,147	249			$2,563
Visa Inc	15,831	2,097	Forest Products & Paper - 0.09%
		$7,996	International Paper Co	3,669	191
Electric - 2.67%
AES Corp/VA	5,861	79	Gas - 0.04%
Alliant Energy Corp	2,051	87	NiSource Inc	2,989	78
Ameren Corp	2,159	131
American Electric Power Co Inc	4,364	302	Hand & Machine Tools - 0.12%
CenterPoint Energy Inc	3,823	106	Snap-on Inc	502	81
CMS Energy Corp	2,503	118	Stanley Black & Decker Inc	1,366	181
Consolidated Edison Inc	2,753	215			$262
Dominion Energy Inc	5,782	394	Healthcare - Products - 3.27%
DTE Energy Co	1,608	167	Abbott Laboratories	15,537	948
Duke Energy Corp	6,212	491	ABIOMED Inc (a)	375	153
Edison International	2,886	183	Align Technology Inc (a)	639	219
Entergy Corp	1,602	129	Baxter International Inc	4,367	322
Evergy Inc	2,403	135	Becton Dickinson and Co	2,367	567
Eversource Energy	2,807	164	Boston Scientific Corp (a)	12,228	400
Exelon Corp	8,555	364	Cooper Cos Inc/The	435	102
FirstEnergy Corp	3,972	143	Danaher Corp	5,447	538
NextEra Energy Inc	4,177	698	DENTSPLY SIRONA Inc	2,017	88
NRG Energy Inc	2,652	81	Edwards Lifesciences Corp (a)	1,867	272
PG&E Corp	4,576	195	Henry Schein Inc (a)	1,365	99
Pinnacle West Capital Corp	991	80	Hologic Inc (a)	2,421	96
PPL Corp	6,195	177	IDEXX Laboratories Inc (a)	771	168
Public Service Enterprise Group Inc	4,476	242	Intuitive Surgical Inc (a)	1,004	480
SCANA Corp	1,263	49	Medtronic PLC	12,002	1,028
Sempra Energy	2,340	272	ResMed Inc	1,264	131
Southern Co/The	8,964	415	Stryker Corp	2,847	481
WEC Energy Group Inc	2,795	181	Thermo Fisher Scientific Inc	3,565	738
Xcel Energy Inc	4,509	206	Varian Medical Systems Inc (a)	810	92
		$5,804	Zimmer Biomet Holdings Inc	1,801	201
Electrical Components & Equipment - 0.25%					$7,123
AMETEK Inc	2,052	148	Healthcare - Services - 2.31%
Emerson Electric Co	5,585	386	Aetna Inc	2,898	532
		$534	Anthem Inc	2,261	538
Electronics - 1.19%			Centene Corp (a)	1,818	224
Agilent Technologies Inc	2,836	175	Cigna Corp	2,155	366

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Healthcare - Services (continued)			Lodging - 0.36%
DaVita Inc (a)	1,238	$86	Hilton Worldwide Holdings Inc	2,477	$196
Envision Healthcare Corp (a)	1,073	47	Marriott International Inc/MD	2,631	333
HCA Healthcare Inc	2,475	254	MGM Resorts International	4,442	129
Humana Inc	1,220	363	Wynn Resorts Ltd	750	126
IQVIA Holdings Inc (a)	1,433	143			$784
Laboratory Corp of America Holdings (a)	907	163	Machinery - Construction & Mining - 0.33%
Quest Diagnostics Inc	1,202	132	Caterpillar Inc	5,298	719
UnitedHealth Group Inc	8,518	2,090
Universal Health Services Inc	771	86	Machinery - Diversified - 0.57%
		$5,024	Cummins Inc	1,373	183
Home Builders - 0.15%			Deere & Co	2,873	402
DR Horton Inc	3,043	125	Flowserve Corp	1,159	47
Lennar Corp - A Shares	2,424	127	Pentair PLC	1,439	60
PulteGroup Inc	2,328	67	Rockwell Automation Inc	1,114	185
		$319	Roper Technologies Inc	913	252
Home Furnishings - 0.06%			Xylem Inc/NY	1,594	107
Leggett & Platt Inc	1,164	52			$1,236
Whirlpool Corp	573	84	Media - 2.01%
		$136	CBS Corp	3,028	170
Housewares - 0.05%			Charter Communications Inc (a)	1,643	482
Newell Brands Inc	4,303	111	Comcast Corp - Class A	40,701	1,336
			Discovery Inc (a)	1,383	38
Insurance - 3.64%			Discovery Inc (a)	3,027	77
Aflac Inc	6,862	295	DISH Network Corp (a)	2,028	68
Allstate Corp/The	3,117	285	News Corp - A Shares	3,396	53
American International Group Inc	7,955	422	News Corp - B Shares	1,079	17
Aon PLC	2,168	297	Twenty-First Century Fox Inc - A Shares	9,341	464
Arthur J Gallagher & Co	1,615	105	Twenty-First Century Fox Inc - B Shares	3,891	192
Assurant Inc	467	48	Viacom Inc - B Shares	3,128	94
Berkshire Hathaway Inc - Class B (a)	17,057	3,184	Walt Disney Co/The	13,177	1,381
Brighthouse Financial Inc (a)	849	34			$4,372
Chubb Ltd	4,127	524	Mining - 0.18%
Cincinnati Financial Corp	1,323	88	Freeport-McMoRan Inc	11,940	206
Everest Re Group Ltd	363	84	Newmont Mining Corp	4,728	178
Hartford Financial Services Group Inc/The	3,173	162			$384
Lincoln National Corp	1,938	121	Miscellaneous Manufacturers - 1.59%
Loews Corp	2,322	112	3M Co	5,261	1,035
Marsh & McLennan Cos Inc	4,496	369	AO Smith Corp	1,286	76
MetLife Inc	9,011	393	Dover Corp	1,370	100
Progressive Corp/The	5,161	305	Eaton Corp PLC	3,877	290
Prudential Financial Inc	3,723	348	General Electric Co (b)	76,975	1,048
Torchmark Corp	937	76	Illinois Tool Works Inc	2,703	374
Travelers Cos Inc/The	2,396	293	Ingersoll-Rand PLC	2,199	197
Unum Group	1,960	73	Parker-Hannifin Corp	1,177	183
Willis Towers Watson PLC	1,167	177	Textron Inc	2,270	150
XL Group Ltd	2,288	128			$3,453
		$7,923	Office & Business Equipment - 0.02%
Internet - 9.02%			Xerox Corp	1,895	45
Alphabet Inc - A Shares (a)	2,646	2,988
Alphabet Inc - C Shares (a)	2,689	3,000	Oil & Gas - 4.88%
Amazon.com Inc (a)	3,568	6,065	Anadarko Petroleum Corp	4,565	334
Booking Holdings Inc (a)	428	867	Andeavor	1,233	162
eBay Inc (a)	8,194	297	Apache Corp	3,386	158
Expedia Group Inc	1,072	129	Cabot Oil & Gas Corp	4,002	95
F5 Networks Inc (a)	543	93	Chevron Corp	16,936	2,141
Facebook Inc (a)	21,258	4,131	Cimarex Energy Co	846	86
Netflix Inc (a)	3,852	1,508	Concho Resources Inc (a)	1,321	183
Symantec Corp	5,507	114	ConocoPhillips	10,370	722
TripAdvisor Inc (a)	951	53	Devon Energy Corp	4,640	204
Twitter Inc (a)	5,802	253	EOG Resources Inc	5,129	638
VeriSign Inc (a)	850	117	EQT Corp	2,234	123
		$19,615	Exxon Mobil Corp (b)	37,523	3,104
Iron & Steel - 0.08%			Helmerich & Payne Inc	965	62
Nucor Corp	2,818	176	Hess Corp	2,322	155
			HollyFrontier Corp	1,564	107
Leisure Products & Services - 0.23%			Marathon Oil Corp	7,561	158
Carnival Corp	3,597	206	Marathon Petroleum Corp	4,094	287
Harley-Davidson Inc	1,476	62	Newfield Exploration Co (a)	1,769	54
Norwegian Cruise Line Holdings Ltd (a)	1,831	86	Noble Energy Inc	4,294	152
Royal Caribbean Cruises Ltd	1,503	156	Occidental Petroleum Corp	6,786	568
		$510	Phillips 66	3,719	418
			Pioneer Natural Resources Co	1,510	286

See accompanying notes.

Schedule of Investments

LargeCap S&P 500 Managed Volatility Index Account June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Oil & Gas (continued)			REITs (continued)
Valero Energy Corp	3,820	$423	Weyerhaeuser Co	6,708	$245
		$10,620			$5,700
Oil & Gas Services - 0.72%			Retail - 4.87%
Baker Hughes a GE Co	3,692	122	Advance Auto Parts Inc	656	89
Halliburton Co	7,763	350	AutoZone Inc (a)	238	160
National Oilwell Varco Inc	3,385	147	Best Buy Co Inc	2,175	162
Schlumberger Ltd	12,275	823	CarMax Inc (a)	1,580	115
TechnipFMC PLC	3,848	122	Chipotle Mexican Grill Inc (a)	218	94
		$1,564	Copart Inc (a)	1,790	101
Packaging & Containers - 0.18%			Costco Wholesale Corp	3,886	812
Ball Corp	3,095	110	Darden Restaurants Inc	1,097	117
Packaging Corp of America	835	93	Dollar General Corp	2,254	222
Sealed Air Corp	1,429	61	Dollar Tree Inc (a)	2,106	179
WestRock Co	2,272	130	Foot Locker Inc	1,048	55
		$394	Gap Inc/The	1,923	62
Pharmaceuticals - 5.34%			Genuine Parts Co	1,300	119
AbbVie Inc	13,432	1,244	Home Depot Inc/The	10,224	1,995
Allergan PLC	3,005	501	Kohl's Corp	1,491	109
AmerisourceBergen Corp	1,441	123	L Brands Inc	2,151	79
Bristol-Myers Squibb Co	14,485	802	Lowe's Cos Inc	7,286	696
Cardinal Health Inc	2,754	135	Macy's Inc	2,714	102
CVS Health Corp	9,010	580	McDonald's Corp	6,960	1,091
Eli Lilly & Co	8,466	722	Nordstrom Inc	1,040	54
Express Scripts Holding Co (a)	4,980	385	O'Reilly Automotive Inc (a)	727	199
Johnson & Johnson	23,770	2,884	Ross Stores Inc	3,357	284
McKesson Corp	1,792	239	Starbucks Corp	12,232	598
Merck & Co Inc	23,842	1,447	Tapestry Inc	2,550	119
Mylan NV (a)	4,568	165	Target Corp	4,726	360
Nektar Therapeutics (a)	1,427	70	Tiffany & Co	902	119
Perrigo Co PLC	1,142	83	TJX Cos Inc/The	5,558	529
Pfizer Inc	51,844	1,881	Tractor Supply Co	1,082	83
Zoetis Inc	4,289	365	Ulta Beauty Inc (a)	508	119
		$11,626	Walgreens Boots Alliance Inc	7,558	454
Pipelines - 0.34%			Walmart Inc	12,822	1,098
Kinder Morgan Inc/DE	16,814	297	Yum! Brands Inc	2,865	224
ONEOK Inc	3,642	254			$10,599
Williams Cos Inc/The	7,334	199	Savings & Loans - 0.03%
		$750	People's United Financial Inc	3,083	56
Real Estate - 0.06%
CBRE Group Inc (a)	2,679	128	Semiconductors - 3.82%
			Advanced Micro Devices Inc (a)	7,301	109
REITs - 2.62%			Analog Devices Inc	3,286	315
Alexandria Real Estate Equities Inc	913	115	Applied Materials Inc	8,935	413
American Tower Corp	3,913	564	Broadcom Inc	3,558	863
Apartment Investment & Management Co	1,394	59	Intel Corp	41,301	2,053
			IPG Photonics Corp (a)	334	74
AvalonBay Communities Inc	1,225	211
Boston Properties Inc	1,368	172	KLA-Tencor Corp	1,382	142
Crown Castle International Corp	3,676	396	Lam Research Corp	1,453	251
Digital Realty Trust Inc	1,825	204	Microchip Technology Inc	2,082	189
			Micron Technology Inc (a)	10,277	539
Duke Realty Corp	3,164	92
Equinix Inc	704	303	NVIDIA Corp	5,379	1,274
			Qorvo Inc (a)	1,120	90
Equity Residential	3,263	208
Essex Property Trust Inc	585	140	QUALCOMM Inc	13,139	737
Extra Space Storage Inc	1,117	111	Skyworks Solutions Inc	1,613	156
Federal Realty Investment Trust	649	82	Texas Instruments Inc	8,677	957
GGP Inc	5,605	115	Xilinx Inc	2,247	147
HCP Inc	4,162	107			$8,309
Host Hotels & Resorts Inc	6,569	138	Shipbuilding - 0.04%
Iron Mountain Inc	2,493	87	Huntington Ingalls Industries Inc	396	86
Kimco Realty Corp	3,765	64
Macerich Co/The	962	55	Software - 6.25%
Mid-America Apartment Communities Inc	1,008	101	Activision Blizzard Inc	6,745	515
Prologis Inc	4,725	310	Adobe Systems Inc (a)	4,363	1,064
Public Storage	1,327	301	Akamai Technologies Inc (a)	1,512	111
Realty Income Corp	2,519	135	ANSYS Inc (a)	745	130
Regency Centers Corp	1,307	81	Autodesk Inc (a)	1,943	255
SBA Communications Corp (a)	1,022	169	Broadridge Financial Solutions Inc	1,045	120
Simon Property Group Inc	2,745	467	CA Inc	2,768	99
SL Green Realty Corp	785	79	Cadence Design Systems Inc (a)	2,497	108
UDR Inc	2,371	89	Cerner Corp (a)	2,792	167
Ventas Inc	3,157	180	Citrix Systems Inc (a)	1,142	120
Vornado Realty Trust	1,533	113	Electronic Arts Inc (a)	2,718	383
Welltower Inc	3,296	207

See accompanying notes.

Schedule of Investments

LargeCap S&P 500 Managed Volatility Index Account June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Portfolio Summary (unaudited)
Software (continued)			Sector	Percent
Fidelity National Information Services Inc	2,932	$311	Consumer, Non-cyclical	20.10%
Fiserv Inc (a)	3,630	269	Financial	16.97%
Intuit Inc	2,159	441	Technology	15.48%
Microsoft Corp (b)	68,093	6,714	Communications	13.95%
MSCI Inc	790	131	Industrial	8.84%
Oracle Corp	26,413	1,164	Consumer, Cyclical	7.74%
Paychex Inc	2,833	193	Investment Companies	5.99%
Red Hat Inc (a)	1,574	211	Energy	5.94%
salesforce.com Inc (a)	6,251	852	Utilities	2.77%
Synopsys Inc (a)	1,319	113	Basic Materials	1.95%
Take-Two Interactive Software Inc (a)	1,013	120	Purchased Options	0.40%
		$13,591	Other Assets and Liabilities	(0.13)%
Telecommunications - 2.81%			TOTAL NET ASSETS	100.00%
AT&T Inc	64,317	2,065
CenturyLink Inc	8,700	162
Cisco Systems Inc	41,681	1,794
Juniper Networks Inc	3,094	85
Motorola Solutions Inc	1,437	167
Verizon Communications Inc	36,619	1,842
		$6,115
Textiles - 0.05%
Mohawk Industries Inc (a)	562	120

Toys, Games & Hobbies - 0.07%
Hasbro Inc	1,007	93
Mattel Inc	3,048	50
		$143
Transportation - 1.56%
CH Robinson Worldwide Inc	1,234	103
CSX Corp	7,759	495
Expeditors International of Washington Inc	1,550	113
FedEx Corp	2,178	495
JB Hunt Transport Services Inc	759	92
Kansas City Southern	910	97
Norfolk Southern Corp	2,505	378
Union Pacific Corp	6,875	974
United Parcel Service Inc	6,111	649
		$3,396
Water - 0.06%
American Water Works Co Inc	1,577	135

TOTAL COMMON STOCKS		$203,910
INVESTMENT COMPANIES - 5.99%	Shares Held	Value (000's)
Exchange Traded Funds - 0.68%
iShares Core S&P 500 ETF	5,458	1,490

Money Market Funds - 5.31%
Principal Government Money Market Fund	11,549,415	11,549
1.72%(c),(d)

TOTAL INVESTMENT COMPANIES		$13,039
TOTAL PURCHASED OPTIONS - 0.40%		$871
Total Investments		$217,820
Other Assets and Liabilities - (0.13)%		$(287)
TOTAL NET ASSETS - 100.00%		$217,533

(a)	Non-income producing security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,568 or 0.72% of net assets.
(c)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(d)	Current yield shown is as of period end.

See accompanying notes.

			Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2018 (unaudited)

Affiliated Securities			December 31, 2017		Purchases		Sales		June 30, 2018
				Value	Cost		Proceeds		Value
Principal Government Money Market Fund 1.72%				$13,672		$29,387	$31,510		$11,549
				$13,672		$29,387	$31,510		$11,549

				Realized Gain/Loss			Realized Gain from		Change in Unrealized
			Income	on Investments		Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund 1.72%			$99		$—	$		—	$—
			$99		$—	$		—	$—
Amounts in thousands

Options

Purchased Options		Contracts/	Notional		Expiration		Upfront		Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price	Date	Payments/(Receipts)		Fair Value	Appreciation/(Depreciation)
Call - S&P 500 Index	N/A	50	$5	$2,800.00	7/23/2018		$28	$25	$(3)
Call - S&P 500 Index	N/A	100	$10	$2,820.00	7/23/2018		98	23	(75)
Put - S&P 500 Index	N/A	25	$3	$2,700.00	7/2/2018		58	—	(58)
Put - S&P 500 Index	N/A	50	$5	$2,720.00	7/23/2018		183	169	(14)
Put - S&P 500 Index	N/A	50	$5	$2,650.00	8/20/2018		138	149	11
Put - S&P 500 Index	N/A	100	$10	$2,700.00	8/20/2018		266	435	169
Put - S&P 500 Index	N/A	50	$5	$2,650.00	7/23/2018		52	70	18
Total							$823	$871	$48

Written Options		Contracts/	Notional		Expiration		Upfront		Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price	Date	Payments/(Receipts)		Fair Value	Appreciation/(Depreciation)
Call - S&P 500 Index	N/A	150	$15	$2,830.00	7/23/2018		$(111)	$(22)	$89
Put - S&P 500 Index	N/A	25	$3	$2,680.00	7/2/2018		(46)	—	46
Put - S&P 500 Index	N/A	50	$5	$2,560.00	7/23/2018		(83)	(28)	55
Put - S&P 500 Index	N/A	50	$5	$2,660.00	7/23/2018		(95)	(80)	15
Put - S&P 500 Index	N/A	50	$5	$2,630.00	8/20/2018		(121)	(129)	(8)
Put - S&P 500 Index	N/A	100	$10	$2,660.00	8/20/2018		(200)	(320)	(120)
Total							$(656)	$(579)	$77

Amounts in thousands except contracts/shares.

Futures Contracts

Description and Expiration Date			Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2018			Long	12		$1,633	$		(32)
Total							$		(32)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
LargeCap Value Account
June 30, 2018 (unaudited)

COMMON STOCKS - 99.85%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 4.12%			Lodging - 0.42%
General Dynamics Corp	7,169	$1,337	Extended Stay America Inc	27,300	$590
L3 Technologies Inc	8,700	1,673
Lockheed Martin Corp	5,000	1,477	Machinery - Diversified - 0.82%
Raytheon Co	6,310	1,219	Cummins Inc	8,500	1,131
		$5,706
Airlines - 0.50%			Miscellaneous Manufacturers - 0.81%
Copa Holdings SA	7,300	691	Crane Co	14,106	1,130

Apparel - 1.08%			Oil & Gas - 13.39%
Michael Kors Holdings Ltd (a)	22,424	1,493	Chevron Corp	42,500	5,373
			ConocoPhillips	64,300	4,477
Automobile Parts & Equipment - 0.75%			Exxon Mobil Corp	31,000	2,565
Lear Corp	5,580	1,037	Phillips 66	16,200	1,819
			Valero Energy Corp	39,100	4,333
Banks - 14.22%					$18,567
Bank of America Corp	156,200	4,403	Oil & Gas Services - 0.76%
Citigroup Inc	12,200	816	Halliburton Co	23,500	1,059
Citizens Financial Group Inc	40,300	1,568
Comerica Inc	35,300	3,209	Packaging & Containers - 0.36%
JPMorgan Chase & Co	60,400	6,294	Owens-Illinois Inc (a)	29,300	493
Regions Financial Corp	38,360	682
TCF Financial Corp	49,500	1,219	Pharmaceuticals - 8.81%
Wells Fargo & Co	27,500	1,525	AbbVie Inc	6,100	565
		$19,716	Express Scripts Holding Co (a)	25,413	1,962
Biotechnology - 1.69%			Johnson & Johnson	49,550	6,013
Amgen Inc	12,663	2,338	McKesson Corp	5,400	720
			Pfizer Inc	81,400	2,953
Chemicals - 2.24%					$12,213
Huntsman Corp	75,900	2,216	Real Estate - 0.67%
LyondellBasell Industries NV	8,085	888	CBRE Group Inc (a)	19,400	926
		$3,104
Computers - 2.21%			REITs - 3.13%
Hewlett Packard Enterprise Co	59,694	872	Liberty Property Trust	18,420	817
HP Inc	96,380	2,187	Prologis Inc	53,560	3,518
		$3,059			$4,335
Cosmetics & Personal Care - 1.70%			Retail - 6.49%
Colgate-Palmolive Co	24,091	1,561	Best Buy Co Inc	14,602	1,089
Procter & Gamble Co/The	10,130	791	Burlington Stores Inc (a)	5,231	787
		$2,352	Macy's Inc	35,600	1,333
Diversified Financial Services - 3.68%			Target Corp	26,859	2,045
Lazard Ltd	48,800	2,387	Walgreens Boots Alliance Inc	19,999	1,200
Mastercard Inc	9,600	1,887	Walmart Inc	29,740	2,547
Synchrony Financial	24,700	824			$9,001
		$5,098	Semiconductors - 2.72%
Electric - 4.40%			Intel Corp	75,966	3,776
Entergy Corp	33,600	2,715
FirstEnergy Corp	23,290	836	Software - 1.71%
NextEra Energy Inc	10,300	1,720	Dun & Bradstreet Corp/The	5,697	699
Vistra Energy Corp (a)	35,039	829	VMware Inc (a)	11,400	1,675
		$6,100			$2,374
Environmental Control - 1.38%			Telecommunications - 6.15%
Waste Management Inc	23,587	1,919	AT&T Inc	15,900	510
			Cisco Systems Inc	140,500	6,046
Healthcare - Products - 1.54%			Verizon Communications Inc	39,100	1,967
Danaher Corp	21,620	2,133			$8,523
			Transportation - 1.03%
Healthcare - Services - 3.61%			Norfolk Southern Corp	9,480	1,430
Anthem Inc	13,000	3,094
Cigna Corp	5,300	901	TOTAL COMMON STOCKS		$138,411
Humana Inc	3,390	1,009	INVESTMENT COMPANIES - 0.13%	Shares Held	Value (000's)
		$5,004	Money Market Funds - 0.13%
Insurance - 9.12%			Principal Government Money Market Fund	184,049	184
Aflac Inc	26,720	1,150	1.72%(b),(c)
American Financial Group Inc/OH	13,900	1,492
Berkshire Hathaway Inc - Class B (a)	30,442	5,682	TOTAL INVESTMENT COMPANIES		$184
Prudential Financial Inc	18,700	1,749	Total Investments		$138,595
Reinsurance Group of America Inc	6,100	814	Other Assets and Liabilities - 0.02%		$25
Unum Group	47,400	1,753	TOTAL NET ASSETS - 100.00%		$138,620
		$12,640
Iron & Steel - 0.34%
Reliance Steel & Aluminum Co	5,400	473	(a) Non-income producing security

See accompanying notes.			181

Schedule of Investments
LargeCap Value Account
June 30, 2018 (unaudited)

(b)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(c)	Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Financial		30.82%
Consumer, Non-cyclical		17.35%
Energy		14.15%
Consumer, Cyclical		9.24%
Industrial		8.52%
Technology		6.64%
Communications		6.15%
Utilities		4.40%
Basic Materials		2.58%
Investment Companies		0.13%
Other Assets and Liabilities		0.02%
TOTAL NET ASSETS		100.00%

Affiliated Securities	December 31, 2017		Purchases		Sales	June 30, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.72%		$930		$6,572	$7,318	$184
		$930		$6,572	$7,318	$184

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.72%	$3		$—		$—		$—
	$3		$—		$—		$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
MidCap Account
June 30, 2018 (unaudited)

COMMON STOCKS - 99.85%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 3.99%			Machinery - Diversified - 2.10%
HEICO Corp - Class A	2,752	$168	Cognex Corp	2,776	$124
TransDigm Group Inc	66,015	22,784	Roper Technologies Inc	43,283	11,942
		$22,952			$12,066
Banks - 2.37%			Media - 4.96%
First Republic Bank/CA	101,175	9,793	Liberty Broadband Corp - A Shares (a)	24,858	1,880
M&T Bank Corp	22,442	3,818	Liberty Broadband Corp - C Shares (a)	50,529	3,826
		$13,611	Liberty Global PLC - A Shares (a)	17,556	483
Beverages - 0.36%			Liberty Global PLC - C Shares (a)	245,719	6,539
Brown-Forman Corp - B Shares	41,794	2,048	Liberty Media Corp-Liberty Braves - A Shares	6,136	158
			(a)

Building Materials - 3.44%			Liberty Media Corp-Liberty Braves - C Shares	22,134	572
			(a)
Martin Marietta Materials Inc	53,020	11,841
Vulcan Materials Co	61,556	7,944	Liberty Media Corp-Liberty Formula One - A	20,688	731
		$19,785	Shares (a)
Chemicals - 3.35%			Liberty Media Corp-Liberty Formula One - C	186,018	6,907
Air Products & Chemicals Inc	63,209	9,843	Shares (a)
Sherwin-Williams Co/The	23,115	9,421	Liberty Media Corp-Liberty SiriusXM - A	39,220	1,767
			Shares (a)
		$19,264
			Liberty Media Corp-Liberty SiriusXM - C	124,467	5,646
Commercial Services - 13.97%			Shares (a)
AMERCO	9,277	3,304
Brookfield Business Partners LP	17,461	668			$28,509
Gartner Inc (a)	119,916	15,937	Miscellaneous Manufacturers - 1.21%
IHS Markit Ltd (a)	199,071	10,270	Colfax Corp (a)	227,816	6,983
Moody's Corp	98,951	16,877
S&P Global Inc	68,029	13,870	Private Equity - 7.24%
TransUnion	122,913	8,806	Brookfield Asset Management Inc	662,551	26,860
Verisk Analytics Inc (a)	97,862	10,534	Kennedy-Wilson Holdings Inc	187,137	3,958
		$80,266	KKR & Co LP	263,183	6,540
Distribution & Wholesale - 1.36%			Onex Corp	57,690	4,232
Fastenal Co	53,491	2,574			$41,590
HD Supply Holdings Inc (a)	66,099	2,835	Real Estate - 3.15%
KAR Auction Services Inc	43,499	2,384	Brookfield Property Partners LP	85,674	1,630
			CBRE Group Inc (a)	238,804	11,400
		$7,793	Howard Hughes Corp/The (a)	38,327	5,078
Diversified Financial Services - 2.08%
FNF Group	317,311	11,937			$18,108
			REITs - 5.39%
Electric - 2.16%			Equinix Inc	16,156	6,945
Brookfield Infrastructure Partners LP	263,971	10,136	Forest City Realty Trust Inc	67,705	1,545
			SBA Communications Corp (a)	135,974	22,452
Brookfield Renewable Partners LP	76,562	2,301
		$12,437			$30,942
Electronics - 1.02%			Retail - 14.11%
Mettler-Toledo International Inc (a)	10,096	5,842	CarMax Inc (a)	243,983	17,779
			Copart Inc (a)	169,169	9,568
Entertainment - 1.67%			Dollar General Corp	64,722	6,382
Live Nation Entertainment Inc (a)	117,339	5,699	O'Reilly Automotive Inc (a)	65,825	18,008
Vail Resorts Inc	14,226	3,901	Restaurant Brands International Inc	277,372	16,725
		$9,600	Ross Stores Inc	148,755	12,607
Healthcare - Products - 1.29%					$81,069
DENTSPLY SIRONA Inc	167,894	7,349	Semiconductors - 1.57%
IDEXX Laboratories Inc (a)	264	57	Microchip Technology Inc	99,133	9,016
		$7,406
			Software - 6.42%
Home Builders - 1.41%			ANSYS Inc (a)	19,870	3,461
Lennar Corp - A Shares	97,442	5,116	Autodesk Inc (a)	105,536	13,835
Lennar Corp - B Shares	1,475	63	Black Knight Inc (a)	216,754	11,607
NVR Inc (a)	983	2,920
			CDK Global Inc	51,002	3,318
		$8,099	Fidelity National Information Services Inc	11,314	1,200
Insurance - 8.60%			MSCI Inc	20,972	3,469
Aon PLC	80,647	11,062
Arch Capital Group Ltd (a)	252,071	6,670			$36,890
Brown & Brown Inc	228,111	6,325	Telecommunications - 1.47%
			EchoStar Corp (a)	22,033	978
Markel Corp (a)	16,658	18,063
			GCI Liberty Inc (a)	88,523	3,991
Progressive Corp/The	121,624	7,194
Trisura Group Ltd (a)	4,276	87	Motorola Solutions Inc	29,700	3,456
		$49,401			$8,425
			Textiles - 1.13%
Internet - 2.27%			Mohawk Industries Inc (a)	30,246	6,482
Liberty Expedia Holdings Inc (a)	37,692	1,656
VeriSign Inc (a)	82,676	11,362
		$13,018	TOTAL COMMON STOCKS		$573,681
Lodging - 1.76%
Hilton Worldwide Holdings Inc	128,123	10,142

See accompanying notes.

Schedule of Investments
MidCap Account
June 30, 2018 (unaudited)

INVESTMENT COMPANIES - 0.18%	Shares Held	Value (000's)
Money Market Funds - 0.18%
Principal Government Money Market Fund	1,026,074	$1,026
1.72%(b),(c)

TOTAL INVESTMENT COMPANIES		$1,026
Total Investments		$574,707
Other Assets and Liabilities - (0.03)%		$(162)
TOTAL NET ASSETS - 100.00%		$574,545

(a) Non-income producing security
(b)		Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.
(c) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Financial		28.83%
Consumer, Cyclical		21.44%
Consumer, Non-cyclical		15.62%
Industrial		11.76%
Communications		8.70%
Technology		7.99%
Basic Materials		3.35%
Utilities		2.16%
Investment Companies		0.18%
Other Assets and Liabilities		(0.03)%
TOTAL NET ASSETS		100.00%

Affiliated Securities		December 31, 2017	Purchases		Sales	June 30, 2018
		Value		Cost	Proceeds	Value
Principal Government Money Market Fund 1.72%		$1,423		$23,152	$23,549	$1,026
		$1,423		$23,152	$23,549	$1,026

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.72%		$8	$—		$—	$—
		$8	$—		$—	$—
Amounts in thousands

See accompanying notes.

		Schedule of Investments
Multi-Asset Income Account
June 30, 2018 (unaudited)

INVESTMENT COMPANIES - 101.40%	Shares Held	Value
Principal Funds, Inc. Class R-6 - 79.56%
Global Diversified Income Fund (a)	11,383	$153,673
Global Real Estate Securities Fund (a)	2,320	22,315
International Fund I (a)	1,390	22,692
Preferred Securities Fund (a)	5,212	51,855
Real Estate Debt Income Fund (a)	2,523	23,593
		$274,128
Principal Funds, Inc. Institutional Class – 21.84%
Equity Income Fund (a)	741	22,991
High Yield Fund I (a)	5,453	52,241
		$75,232
TOTAL INVESTMENT COMPANIES		$349,360
Total Investments		$349,360
Other Assets and Liabilities - (1.40%)		$(4,813)
TOTAL NET ASSETS - 100.00%		$344,547

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
Specialty Funds		44.61%
Fixed Income Funds		37.06%
International Equity Funds		13.06%
Domestic Equity Funds		6.67%
Other Assets and Liabilities		(1.40)%
TOTAL NET ASSETS		100.00%

Affiliated Securities		December 31, 2017	Purchases		Sales	June 30, 2018
		Value		Cost	Proceeds	Value
Equity Income Fund		$17,588		$7,087	$1,412	$22,991
Global Diversified Income Fund		118,272		52,187	10,138	153,673
Global Real Estate Securities Fund		16,575		6,774	1,367	22,315
High Yield Fund		39,385		17,570	55,769	—
High Yield Fund I		—		52,846	8	52,241
International Fund I		18,280		7,065	1,458	22,692
Preferred Securities Fund		39,532		17,758	3,429	51,855
Real Estate Debt Income Fund		17,458		8,107	1,594	23,593
		$267,090		$169,394	$75,175	$349,360

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Equity Income Fund		$243	$3		$—	$(275)
Global Diversified Income Fund		3,172	9		—	(6,657)
Global Real Estate Securities Fund		151	2		—	331
High Yield Fund		1,197	(99)		—	(1,087)
High Yield Fund I		264	—		—	(597)
International Fund I		—	—		—	(1,195)
Preferred Securities Fund		1,198	(2)		—	(2,004)
Real Estate Debt Income Fund		379	(1)		—	(377)
		$6,604	$(88)		$—	$(11,861)

Amounts shown are in dollars and not rounded to the thousands.

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2018 (unaudited)

COMMON STOCKS - 98.24%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 3.09%			Food (continued)
Boeing Co/The	3,591	$1,205	Tyson Foods Inc	17,881	$1,231
Northrop Grumman Corp	8,654	2,663			$2,512
Teledyne Technologies Inc (a)	4,843	964	Hand & Machine Tools - 0.83%
		$4,832	Snap-on Inc	8,041	1,292
Airlines - 1.17%
Alaska Air Group Inc	19,366	1,170	Healthcare - Products - 5.08%
Delta Air Lines Inc	13,185	653	Abbott Laboratories	14,500	885
		$1,823	Becton Dickinson and Co	7,042	1,687
Apparel - 1.33%			Edwards Lifesciences Corp (a)	9,535	1,388
Deckers Outdoor Corp (a)	10,175	1,149	Medtronic PLC	18,913	1,619
NIKE Inc	11,651	928	Thermo Fisher Scientific Inc	8,783	1,819
		$2,077	Varian Medical Systems Inc (a)	4,679	532
Automobile Manufacturers - 0.50%					$7,930
PACCAR Inc	12,617	782	Healthcare - Services - 1.35%
			UnitedHealth Group Inc	7,161	1,757
Automobile Parts & Equipment - 0.53%			Universal Health Services Inc	3,228	360
Adient PLC	1,336	65			$2,117
Autoliv Inc	5,333	764	Insurance - 0.75%
		$829	Chubb Ltd	9,182	1,166
Banks - 8.29%
East West Bancorp Inc	26,839	1,750	Internet - 8.09%
Goldman Sachs Group Inc/The	3,356	740	Alphabet Inc - A Shares (a)	2,360	2,665
JPMorgan Chase & Co	51,956	5,414	Alphabet Inc - C Shares (a)	1,819	2,029
PNC Financial Services Group Inc/The	26,913	3,636	Amazon.com Inc (a)	2,638	4,484
US Bancorp	28,068	1,404	Booking Holdings Inc (a)	460	933
		$12,944	Facebook Inc (a)	12,968	2,520
Beverages - 2.97%					$12,631
Dr Pepper Snapple Group Inc	19,802	2,416	Machinery - Diversified - 0.83%
PepsiCo Inc	20,429	2,224	Deere & Co	8,183	1,144
		$4,640	Roper Technologies Inc	560	154
Biotechnology - 1.81%					$1,298
Biogen Inc (a)	5,861	1,701	Media - 2.67%
Gilead Sciences Inc	15,952	1,130	Comcast Corp - Class A	48,350	1,586
		$2,831	Nexstar Media Group Inc	13,894	1,020
Chemicals - 3.33%			Sirius XM Holdings Inc	79,278	537
Albemarle Corp	13,029	1,229	Walt Disney Co/The	9,882	1,036
DowDuPont Inc	15,786	1,040			$4,179
FMC Corp	20,023	1,786	Miscellaneous Manufacturers - 0.80%
HB Fuller Co	21,399	1,149	3M Co	6,384	1,256
		$5,204
Commercial Services - 0.83%			Oil & Gas - 5.73%
Aaron's Inc	21,082	916	Chevron Corp	17,148	2,168
PayPal Holdings Inc (a)	4,540	378	Cimarex Energy Co	22,079	2,246
		$1,294	Royal Dutch Shell PLC - B shares ADR	43,433	3,156
Computers - 4.38%			Valero Energy Corp	12,496	1,385
Apple Inc	36,951	6,840			$8,955
			Oil & Gas Services - 0.39%
Consumer Products - 1.16%			Schlumberger Ltd	9,144	613
Church & Dwight Co Inc	33,987	1,807
			Pharmaceuticals - 4.11%
Distribution & Wholesale - 1.27%			Bristol-Myers Squibb Co	17,932	992
KAR Auction Services Inc	36,133	1,980	Johnson & Johnson	18,317	2,223
			Merck & Co Inc	23,832	1,447
Diversified Financial Services - 4.57%			Pfizer Inc	48,320	1,753
Ameriprise Financial Inc	15,304	2,141			$6,415
Charles Schwab Corp/The	23,010	1,176	REITs - 3.72%
Discover Financial Services	28,947	2,038	Alexandria Real Estate Equities Inc	22,561	2,846
FNF Group	33,948	1,277	American Tower Corp	6,864	989
Visa Inc	3,768	499	Host Hotels & Resorts Inc	14,884	314
		$7,131	Simon Property Group Inc	9,723	1,655
Electric - 2.87%					$5,804
NextEra Energy Inc	15,062	2,516	Retail - 3.39%
Xcel Energy Inc	42,979	1,963	Chipotle Mexican Grill Inc (a)	1,228	530
		$4,479	Costco Wholesale Corp	7,153	1,495
Electronics - 0.50%			Home Depot Inc/The	7,813	1,524
Waters Corp (a)	4,022	779	Lululemon Athletica Inc (a)	9,138	1,141
			Starbucks Corp	12,445	608
Environmental Control - 0.69%					$5,298
Waste Connections Inc	14,271	1,074	Savings & Loans - 0.48%
			Washington Federal Inc	22,791	745
Food - 1.61%
McCormick & Co Inc/MD	11,034	1,281	Semiconductors - 3.78%
			Applied Materials Inc	4,844	224

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Semiconductors (continued)
Broadcom Inc	3,991	$968
Lam Research Corp	5,113	884
Microchip Technology Inc	35,678	3,245
NVIDIA Corp	2,441	578
		$5,899
Software - 8.56%
Adobe Systems Inc (a)	6,253	1,524
Black Knight Inc (a)	26,380	1,413
Fair Isaac Corp (a)	4,194	811
Fidelity National Information Services Inc	14,488	1,536
Microsoft Corp	63,513	6,263
Omnicell Inc (a)	14,052	737
Oracle Corp	6,579	290
Red Hat Inc (a)	5,980	803
		$13,377
Telecommunications - 3.92%
AT&T Inc	28,424	913
Cisco Systems Inc	78,002	3,357
T-Mobile US Inc (a)	12,188	728
Verizon Communications Inc	22,468	1,130
		$6,128
Toys, Games & Hobbies - 1.65%
Hasbro Inc	27,956	2,581

Transportation - 1.21%
Expeditors International of Washington Inc	9,713	710
Union Pacific Corp	8,323	1,179
		$1,889
TOTAL COMMON STOCKS		$153,431
INVESTMENT COMPANIES - 1.36%	Shares Held	Value (000's)
Money Market Funds - 1.36%
Principal Government Money Market Fund	2,122,013	2,122
1.72%(b),(c)

TOTAL INVESTMENT COMPANIES		$2,122
Total Investments		$155,553
Other Assets and Liabilities - 0.40%		$619
TOTAL NET ASSETS - 100.00%		$156,172

(a)	Non-income producing security
(b)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(c)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	18.92%
Financial	17.81%
Technology	16.72%
Communications	14.68%
Consumer, Cyclical	9.84%
Industrial	7.95%
Energy	6.12%
Basic Materials	3.33%
Utilities	2.87%
Investment Companies	1.36%
Other Assets and Liabilities	0.40%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2018 (unaudited)

Affiliated Securities	December 31, 2017		Purchases		Sales	June 30, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.72%		$3,795		$16,980	$18,653	$2,122
		$3,795		$16,980	$18,653	$2,122

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.72%	$17		$—		$—	$—
	$17		$—		$—	$—
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2010 Account
		June 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 30.00%
Blue Chip Fund (a)	43,248	$1,001
Diversified Real Asset Fund (a)	67,760	797
Global Diversified Income Fund (a)	239,757	3,237
Global Multi-Strategy Fund (a)	198,449	2,201
International Small Company Fund (a)	48,642	605
LargeCap Growth Fund I (a)	63,843	1,032
MidCap Fund (a)	33,725	947
MidCap Value Fund III (a)	30,730	634
SmallCap Growth Fund I (a)	22,551	350
SmallCap Value Fund II (a)	22,585	308
		$11,112
Principal Funds, Inc. Institutional Class - 35.15%
Bond Market Index Fund (a)	280,700	3,015
Diversified International Fund (a)	132,454	1,771
Equity Income Fund (a)	29,459	914
Global Opportunities Fund (a)	69,810	869
Inflation Protection Fund (a)	230,243	1,966
LargeCap S&P 500 Index Fund (a)	103,942	1,867
LargeCap Value Fund III (a)	52,184	881
Overseas Fund (a)	159,121	1,738
		$13,021
Principal Variable Contracts Funds, Inc. Class 1 - 34.87%
Core Plus Bond Account (a)	574,762	6,386
Short-Term Income Account (a)	2,559,753	6,528
		$12,914
TOTAL INVESTMENT COMPANIES		$37,047
Total Investments		$37,047
Other Assets and Liabilities - (0.02)%		$(6)
TOTAL NET ASSETS - 100.00%		$37,041

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	48.32%
Domestic Equity Funds	21.43%
Specialty Funds	16.83%
International Equity Funds	13.44%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2010 Account
	June 30, 2018 (unaudited)

Affiliated Securities	December 31, 2017	Purchases	Sales	June 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$1,070	$40	$205	$1,001
Bond Market Index Fund	3,748	259	924	3,015
Core Plus Bond Account	7,293	354	1,108	6,386
Diversified International Fund	2,033	79	273	1,771
Diversified Real Asset Fund	1,189	47	451	797
Equity Income Fund	1,058	51	181	914
Global Diversified Income Fund	3,753	363	718	3,237
Global Multi-Strategy Fund	2,143	235	139	2,201
Global Opportunities Fund	1,432	58	617	869
Inflation Protection Fund	2,159	109	302	1,966
International Small Company Fund	679	25	87	605
LargeCap Growth Fund I	1,082	40	215	1,032
LargeCap S&P 500 Index Fund	2,124	84	394	1,867
LargeCap Value Fund III	1,025	40	181	881
MidCap Fund	1,015	39	136	947
MidCap Value Fund III	734	29	101	634
Overseas Fund	2,013	79	272	1,738
Short-Term Income Account	6,616	630	718	6,528
SmallCap Growth Fund I	344	13	45	350
SmallCap Value Fund II	329	13	45	308
	$41,839	$2,587	$7,112	$37,047

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$—	$45	$—	$51
Bond Market Index Fund	—	(22)	—	(46)
Core Plus Bond Account	—	(19)	—	(134)
Diversified International Fund	—	(22)	—	(46)
Diversified Real Asset Fund	—	(7)	—	19
Equity Income Fund	11	37	—	(51)
Global Diversified Income Fund	78	(1)	—	(160)
Global Multi-Strategy Fund	—	—	—	(38)
Global Opportunities Fund	—	43	—	(47)
Inflation Protection Fund	—	5	—	(5)
International Small Company Fund	—	7	—	(19)
LargeCap Growth Fund I	—	34	—	91
LargeCap S&P 500 Index Fund	—	32	—	21
LargeCap Value Fund III	—	15	—	(18)
MidCap Fund	—	36	—	(7)
MidCap Value Fund III	—	—	—	(28)
Overseas Fund	—	9	—	(91)
Short-Term Income Account	—	—	—	—
SmallCap Growth Fund I	—	8	—	30
SmallCap Value Fund II	—	7	—	4
	$89	$207	$—	$(474)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2020 Account
		June 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 34.12%
Blue Chip Fund (a)	358,172	$8,295
Diversified Real Asset Fund (a)	343,699	4,042
Global Diversified Income Fund (a)	1,016,541	13,723
Global Multi-Strategy Fund (a)	825,426	9,154
International Small Company Fund (a)	375,440	4,671
LargeCap Growth Fund I (a)	525,422	8,491
MidCap Fund (a)	253,329	7,111
MidCap Value Fund III (a)	241,810	4,991
SmallCap Growth Fund I (a)	176,893	2,747
SmallCap Value Fund II (a)	178,642	2,438
		$65,663
Principal Funds, Inc. Institutional Class - 43.90%
Bond Market Index Fund (a)	1,223,576	13,141
Diversified International Fund (a)	1,023,644	13,686
Equity Income Fund (a)	240,856	7,476
Global Opportunities Fund (a)	676,033	8,417
Inflation Protection Fund (a)	767,651	6,556
LargeCap S&P 500 Index Fund (a)	804,633	14,451
LargeCap Value Fund III (a)	430,959	7,279
Overseas Fund (a)	1,233,109	13,465
		$84,471
Principal Variable Contracts Funds, Inc. Class 1 - 21.98%
Core Plus Bond Account (a)	2,542,841	28,251
Short-Term Income Account (a)	5,512,408	14,057
		$42,308
TOTAL INVESTMENT COMPANIES		$192,442
Total Investments		$192,442
Other Assets and Liabilities - 0.00%		$(7)
TOTAL NET ASSETS - 100.00%		$192,435

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	32.88%
Fixed Income Funds	32.22%
International Equity Funds	20.91%
Specialty Funds	13.99%
Other Assets and Liabilities	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2020 Account
	June 30, 2018 (unaudited)

Affiliated Securities	December 31, 2017	Purchases	Sales	June 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$7,851	$289	$566	$8,295
Bond Market Index Fund	12,921	1,521	1,083	13,141
Core Plus Bond Account	32,293	1,369	4,728	28,251
Diversified International Fund	14,617	550	938	13,686
Diversified Real Asset Fund	5,033	207	1,250	4,042
Equity Income Fund	7,755	373	543	7,476
Global Diversified Income Fund	13,196	2,148	1,008	13,723
Global Multi-Strategy Fund	8,864	863	413	9,154
Global Opportunities Fund	10,107	401	1,998	8,417
Inflation Protection Fund	6,682	310	442	6,556
International Small Company Fund	4,893	178	302	4,671
LargeCap Growth Fund I	7,938	289	664	8,491
LargeCap S&P 500 Index Fund	15,039	571	1,521	14,451
LargeCap Value Fund III	7,555	289	541	7,279
MidCap Fund	7,101	269	462	7,111
MidCap Value Fund III	5,349	207	352	4,991
Overseas Fund	14,486	550	938	13,465
Short-Term Income Account	11,984	2,726	661	14,057
SmallCap Growth Fund I	2,526	95	162	2,747
SmallCap Value Fund II	2,422	95	163	2,438
	$198,612	$13,300	$18,735	$192,442

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$—	$24	$—	$697
Bond Market Index Fund	—	(4)	—	(214)
Core Plus Bond Account	—	(90)	—	(593)
Diversified International Fund	—	8	—	(551)
Diversified Real Asset Fund	—	10	—	42
Equity Income Fund	84	(5)	—	(104)
Global Diversified Income Fund	297	(1)	—	(612)
Global Multi-Strategy Fund	—	(1)	—	(159)
Global Opportunities Fund	—	87	—	(180)
Inflation Protection Fund	—	(1)	—	7
International Small Company Fund	—	—	—	(98)
LargeCap Growth Fund I	—	15	—	913
LargeCap S&P 500 Index Fund	—	(11)	—	373
LargeCap Value Fund III	—	(7)	—	(17)
MidCap Fund	—	(2)	—	205
MidCap Value Fund III	—	—	—	(213)
Overseas Fund	—	1	—	(634)
Short-Term Income Account	—	—	—	8
SmallCap Growth Fund I	—	1	—	287
SmallCap Value Fund II	—	(2)	—	86
	$381	$22	$—	$(757)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2030 Account
		June 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 38.39%
Blue Chip Fund (a)	199,347	$4,617
Diversified Real Asset Fund (a)	303,306	3,567
Global Diversified Income Fund (a)	597,350	8,064
Global Multi-Strategy Fund (a)	601,995	6,676
International Emerging Markets Fund (a)	33,021	907
International Small Company Fund (a)	386,920	4,813
LargeCap Growth Fund I (a)	841,249	13,595
MidCap Fund (a)	267,780	7,517
MidCap Value Fund III (a)	268,078	5,533
Origin Emerging Markets Fund (a)	81,422	930
SmallCap Growth Fund I (a)	190,886	2,964
SmallCap Value Fund II (a)	194,203	2,651
		$61,834
Principal Funds, Inc. Institutional Class - 50.55%
Bond Market Index Fund (a)	728,151	7,820
Diversified International Fund (a)	1,067,672	14,275
Equity Income Fund (a)	130,314	4,045
Global Opportunities Fund (a)	782,051	9,737
Inflation Protection Fund (a)	381,669	3,259
LargeCap S&P 500 Index Fund (a)	912,468	16,388
LargeCap Value Fund III (a)	695,093	11,740
Overseas Fund (a)	1,296,886	14,162
		$81,426
Principal Variable Contracts Funds, Inc. Class 1 - 11.06%
Core Plus Bond Account (a)	1,602,846	17,808

TOTAL INVESTMENT COMPANIES		$161,068
Total Investments		$161,068
Other Assets and Liabilities - 0.00%		$(6)
TOTAL NET ASSETS - 100.00%		$161,062

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	42.87%
International Equity Funds	27.83%
Fixed Income Funds	17.94%
Specialty Funds	11.36%
Other Assets and Liabilities	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2030 Account
	June 30, 2018 (unaudited)

Affiliated Securities	December 31, 2017	Purchases	Sales	June 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$4,053	$355	$176	$4,617
Bond Market Index Fund	8,355	795	1,180	7,820
Core Plus Bond Account	17,902	1,957	1,667	17,808
Diversified International Fund	13,802	1,682	638	14,275
Diversified Real Asset Fund	3,678	378	528	3,567
Equity Income Fund	3,879	400	177	4,045
Global Diversified Income Fund	6,987	1,797	376	8,064
Global Multi-Strategy Fund	5,522	1,344	81	6,676
Global Opportunities Fund	10,084	975	1,201	9,737
Inflation Protection Fund	3,094	317	158	3,259
International Emerging Markets Fund	937	83	41	907
International Small Company Fund	4,629	495	207	4,813
LargeCap Growth Fund I	11,662	1,065	547	13,595
LargeCap S&P 500 Index Fund	15,307	1,428	732	16,388
LargeCap Value Fund III	11,241	1,065	531	11,740
MidCap Fund	6,979	650	323	7,517
MidCap Value Fund III	5,496	521	259	5,533
Origin Emerging Markets Fund	961	83	41	930
Overseas Fund	13,770	1,690	643	14,162
SmallCap Growth Fund I	2,544	234	117	2,964
SmallCap Value Fund II	2,443	234	116	2,651
	$153,325	$17,548	$9,739	$161,068

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$—	$—	$—	$385
Bond Market Index Fund	—	(9)	—	(141)
Core Plus Bond Account	—	—	—	(384)
Diversified International Fund	—	1	—	(572)
Diversified Real Asset Fund	—	3	—	36
Equity Income Fund	44	—	—	(57)
Global Diversified Income Fund	167	—	—	(344)
Global Multi-Strategy Fund	—	—	—	(109)
Global Opportunities Fund	—	2	—	(123)
Inflation Protection Fund	—	—	—	6
International Emerging Markets Fund	—	—	—	(72)
International Small Company Fund	—	1	—	(105)
LargeCap Growth Fund I	—	1	—	1,414
LargeCap S&P 500 Index Fund	—	—	—	385
LargeCap Value Fund III	—	1	—	(36)
MidCap Fund	—	1	—	210
MidCap Value Fund III	—	—	—	(225)
Origin Emerging Markets Fund	—	—	—	(73)
Overseas Fund	—	—	—	(655)
SmallCap Growth Fund I	—	—	—	303
SmallCap Value Fund II	—	—	—	90
	$211	$1	$—	$(67)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2040 Account
		June 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 32.55%
Blue Chip Fund (a)	102,931	$2,384
International Emerging Markets Fund (a)	33,090	909
International Small Company Fund (a)	194,212	2,416
LargeCap Growth Fund I (a)	457,471	7,393
MidCap Value Fund III (a)	161,233	3,328
Origin Emerging Markets Fund (a)	81,651	932
Real Estate Securities Fund (a)	66,084	1,573
SmallCap Growth Fund I (a)	102,933	1,599
SmallCap Value Fund II (a)	104,688	1,429
		$21,963
Principal Funds, Inc. Institutional Class - 59.16%
Bond Market Index Fund (a)	232,309	2,495
Diversified International Fund (a)	536,791	7,177
Equity Income Fund (a)	69,470	2,156
High Yield Fund I (a)	228,512	2,189
LargeCap S&P 500 Index Fund (a)	486,214	8,733
LargeCap Value Fund III (a)	375,213	6,337
MidCap Growth Fund III (a)	315,739	3,754
Overseas Fund (a)	647,801	7,074
		$39,915
Principal Variable Contracts Funds, Inc. Class 1 - 8.30%
Core Plus Bond Account (a)	504,175	5,602

TOTAL INVESTMENT COMPANIES		$67,480
Total Investments		$67,480
Other Assets and Liabilities - (0.01)%		$(6)
TOTAL NET ASSETS - 100.00%		$67,474

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	57.33%
International Equity Funds	27.43%
Fixed Income Funds	15.25%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2040 Account
	June 30, 2018 (unaudited)

Affiliated Securities	December 31, 2017	Purchases	Sales	June 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$2,097	$226	$139	$2,384
Bond Market Index Fund	2,765	382	601	2,495
Core Plus Bond Account	5,442	717	442	5,602
Diversified International Fund	7,155	786	484	7,177
Equity Income Fund	2,075	249	139	2,156
High Yield Fund I	1,733	654	144	2,189
International Emerging Markets Fund	941	98	60	909
International Small Company Fund	2,371	251	154	2,416
LargeCap Growth Fund I	6,358	677	417	7,393
LargeCap S&P 500 Index Fund	8,172	898	552	8,733
LargeCap Value Fund III	6,090	677	417	6,337
MidCap Growth Fund III	3,376	371	229	3,754
MidCap Value Fund III	3,317	371	229	3,328
Origin Emerging Markets Fund	965	98	61	932
Overseas Fund	7,097	786	484	7,074
Real Estate Securities Fund	1,484	196	113	1,573
SmallCap Growth Fund I	1,378	149	92	1,599
SmallCap Value Fund II	1,323	149	92	1,429
	$64,139	$7,735	$4,849	$67,480

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$—	$2	$—	$198
Bond Market Index Fund	—	(5)	—	(46)
Core Plus Bond Account	—	—	—	(115)
Diversified International Fund	—	5	—	(285)
Equity Income Fund	24	—	—	(29)
High Yield Fund I	55	—	—	(54)
International Emerging Markets Fund	—	—	—	(70)
International Small Company Fund	—	1	—	(53)
LargeCap Growth Fund I	—	5	—	770
LargeCap S&P 500 Index Fund	—	1	—	214
LargeCap Value Fund III	—	—	—	(13)
MidCap Growth Fund III	—	—	—	236
MidCap Value Fund III	—	—	—	(131)
Origin Emerging Markets Fund	—	1	—	(71)
Overseas Fund	—	—	—	(325)
Real Estate Securities Fund	14	—	—	6
SmallCap Growth Fund I	—	1	—	163
SmallCap Value Fund II	—	—	—	49
	$93	$11	$—	$444
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2050 Account
		June 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 34.85%
Blue Chip Fund (a)	55,909	$1,295
International Emerging Markets Fund (a)	17,585	483
International Small Company Fund (a)	104,485	1,300
LargeCap Growth Fund I (a)	249,934	4,039
MidCap Value Fund III (a)	87,035	1,796
Origin Emerging Markets Fund (a)	43,549	497
Real Estate Securities Fund (a)	30,999	738
SmallCap Growth Fund I (a)	55,642	864
SmallCap Value Fund II (a)	56,441	771
		$11,783
Principal Funds, Inc. Institutional Class - 60.85%
Bond Market Index Fund (a)	60,899	654
Diversified International Fund (a)	293,163	3,920
Equity Income Fund (a)	37,540	1,165
High Yield Fund I (a)	71,607	686
LargeCap S&P 500 Index Fund (a)	266,411	4,785
LargeCap Value Fund III (a)	204,814	3,459
MidCap Growth Fund III (a)	171,137	2,035
Overseas Fund (a)	354,137	3,867
		$20,571
Principal Variable Contracts Funds, Inc. Class 1 - 4.32%
Core Plus Bond Account (a)	131,465	1,461

TOTAL INVESTMENT COMPANIES		$33,815
Total Investments		$33,815
Other Assets and Liabilities - (0.02)%		$(6)
TOTAL NET ASSETS - 100.00%		$33,809

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	61.96%
International Equity Funds	29.78%
Fixed Income Funds	8.28%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2050 Account
	June 30, 2018 (unaudited)

Affiliated Securities	December 31, 2017	Purchases	Sales	June 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$1,148	$177	$140	$1,295
Bond Market Index Fund	771	148	250	654
Core Plus Bond Account	1,432	281	222	1,461
Diversified International Fund	3,943	622	491	3,920
Equity Income Fund	1,132	190	141	1,165
High Yield Fund I	531	255	83	686
International Emerging Markets Fund	505	75	59	483
International Small Company Fund	1,285	195	153	1,300
LargeCap Growth Fund I	3,501	534	422	4,039
LargeCap S&P 500 Index Fund	4,521	713	563	4,785
LargeCap Value Fund III	3,359	534	423	3,459
MidCap Growth Fund III	1,846	292	231	2,035
MidCap Value Fund III	1,810	292	230	1,796
Origin Emerging Markets Fund	520	75	60	497
Overseas Fund	3,914	622	492	3,867
Real Estate Securities Fund	701	137	104	738
SmallCap Growth Fund I	751	117	93	864
SmallCap Value Fund II	720	117	92	771
	$32,390	$5,376	$4,249	$33,815

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$—	$1	$—	$109
Bond Market Index Fund	—	(2)	—	(13)
Core Plus Bond Account	—	—	—	(30)
Diversified International Fund	—	2	—	(156)
Equity Income Fund	13	—	—	(16)
High Yield Fund I	17	—	—	(17)
International Emerging Markets Fund	—	—	—	(38)
International Small Company Fund	—	1	—	(28)
LargeCap Growth Fund I	—	4	—	422
LargeCap S&P 500 Index Fund	—	2	—	112
LargeCap Value Fund III	—	1	—	(12)
MidCap Growth Fund III	—	1	—	127
MidCap Value Fund III	—	—	—	(76)
Origin Emerging Markets Fund	—	1	—	(39)
Overseas Fund	—	1	—	(178)
Real Estate Securities Fund	7	—	—	4
SmallCap Growth Fund I	—	1	—	88
SmallCap Value Fund II	—	—	—	26
	$37	$13	$—	$285
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2060 Account
		June 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.08%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 35.93%
Blue Chip Fund (a)	10,279	$238
International Emerging Markets Fund (a)	3,542	97
International Small Company Fund (a)	19,660	245
LargeCap Growth Fund I (a)	45,804	740
MidCap Value Fund III (a)	16,537	341
Origin Emerging Markets Fund (a)	8,105	93
Real Estate Securities Fund (a)	5,962	142
SmallCap Growth Fund I (a)	10,636	165
SmallCap Value Fund II (a)	10,867	148
		$2,209
Principal Funds, Inc. Institutional Class - 61.58%
Bond Market Index Fund (a)	6,606	71
Diversified International Fund (a)	54,987	735
Equity Income Fund (a)	6,932	215
High Yield Fund I (a)	13,038	125
LargeCap S&P 500 Index Fund (a)	49,506	889
LargeCap Value Fund III (a)	37,943	641
MidCap Growth Fund III (a)	32,140	382
Overseas Fund (a)	66,614	728
		$3,786
Principal Variable Contracts Funds, Inc. Class 1 - 2.57%
Core Plus Bond Account (a)	14,217	158

TOTAL INVESTMENT COMPANIES		$6,153
Total Investments		$6,153
Other Assets and Liabilities - (0.08)%		$(5)
TOTAL NET ASSETS - 100.00%		$6,148

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	63.46%
International Equity Funds	30.87%
Fixed Income Funds	5.75%
Other Assets and Liabilities	(0.08)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2060 Account
	June 30, 2018 (unaudited)

Affiliated Securities	December 31, 2017	Purchases	Sales	June 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$204	$112	$98	$238
Bond Market Index Fund	81	53	61	71
Core Plus Bond Account	150	96	84	158
Diversified International Fund	715	397	351	735
Equity Income Fund	203	114	98	215
High Yield Fund I	103	81	55	125
International Emerging Markets Fund	98	50	44	97
International Small Company Fund	234	126	111	245
LargeCap Growth Fund I	623	336	296	740
LargeCap S&P 500 Index Fund	817	451	398	889
LargeCap Value Fund III	605	336	296	641
MidCap Growth Fund III	337	187	166	382
MidCap Value Fund III	335	188	167	341
Origin Emerging Markets Fund	93	51	45	93
Overseas Fund	711	397	348	728
Real Estate Securities Fund	130	80	69	142
SmallCap Growth Fund I	140	77	68	165
SmallCap Value Fund II	135	77	68	148
	$5,714	$3,209	$2,823	$6,153

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$—	$2	$—	$18
Bond Market Index Fund	—	(1)	—	(1)
Core Plus Bond Account	—	—	—	(4)
Diversified International Fund	—	2	—	(28)
Equity Income Fund	2	—	—	(4)
High Yield Fund I	4	—	—	(4)
International Emerging Markets Fund	—	1	—	(8)
International Small Company Fund	—	1	—	(5)
LargeCap Growth Fund I	—	5	—	72
LargeCap S&P 500 Index Fund	—	1	—	18
LargeCap Value Fund III	—	—	—	(4)
MidCap Growth Fund III	—	1	—	23
MidCap Value Fund III	—	—	—	(15)
Origin Emerging Markets Fund	—	1	—	(7)
Overseas Fund	—	—	—	(32)
Real Estate Securities Fund	1	—	—	1
SmallCap Growth Fund I	—	1	—	15
SmallCap Value Fund II	—	—	—	4
	$7	$14	$—	$39
Amounts in thousands

See accompanying notes.

Schedule of Investments
Principal LifeTime Strategic Income Account
June 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 27.53%
Blue Chip Fund (a)	40,009	$927
Diversified Real Asset Fund (a)	44,748	526
Global Diversified Income Fund (a)	167,658	2,264
Global Multi-Strategy Fund (a)	153,636	1,704
International Small Company Fund (a)	21,442	267
MidCap Fund (a)	24,375	684
SmallCap Growth Fund I (a)	9,483	147
SmallCap Value Fund II (a)	9,616	131
		$6,650
Principal Funds, Inc. Institutional Class - 29.86%
Bond Market Index Fund (a)	228,879	2,458
Diversified International Fund (a)	58,789	786
Equity Income Fund (a)	26,911	835
Global Opportunities Fund (a)	32,834	409
Inflation Protection Fund (a)	132,215	1,129
LargeCap S&P 500 Index Fund (a)	45,688	821
Overseas Fund (a)	70,951	775
		$7,213
Principal Variable Contracts Funds, Inc. Class 1 - 42.63%
Core Plus Bond Account (a)	453,887	5,043
Short-Term Income Account (a)	2,061,038	5,255
		$10,298
TOTAL INVESTMENT COMPANIES		$24,161
Total Investments		$24,161
Other Assets and Liabilities - (0.02)%		$(6)
TOTAL NET ASSETS - 100.00%		$24,155

(a) Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	57.48%
Specialty Funds	18.60%
Domestic Equity Funds	14.68%
International Equity Funds	9.26%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime Strategic Income Account
	June 30, 2018 (unaudited)

Affiliated Securities	December 31, 2017	Purchases	Sales	June 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$856	$60	$68	$927
Bond Market Index Fund	2,731	161	387	2,458
Core Plus Bond Account	5,410	472	725	5,043
Diversified International Fund	789	93	66	786
Diversified Real Asset Fund	623	52	156	526
Equity Income Fund	846	69	69	835
Global Diversified Income Fund	2,534	253	413	2,264
Global Multi-Strategy Fund	1,553	286	107	1,704
Global Opportunities Fund	439	42	68	409
Inflation Protection Fund	1,133	105	110	1,129
International Small Company Fund	275	19	21	267
LargeCap S&P 500 Index Fund	808	59	66	821
MidCap Fund	671	48	54	684
Overseas Fund	782	93	64	775
Short-Term Income Account	4,922	643	312	5,255
SmallCap Growth Fund I	133	9	10	147
SmallCap Value Fund II	128	9	11	131
	$24,633	$2,473	$2,707	$24,161

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$—	$1	$—	$78
Bond Market Index Fund	—	(6)	—	(41)
Core Plus Bond Account	—	(9)	—	(105)
Diversified International Fund	—	1	—	(31)
Diversified Real Asset Fund	—	1	—	6
Equity Income Fund	9	—	—	(11)
Global Diversified Income Fund	54	(5)	—	(105)
Global Multi-Strategy Fund	—	—	—	(28)
Global Opportunities Fund	—	—	—	(4)
Inflation Protection Fund	—	—	—	1
International Small Company Fund	—	—	—	(6)
LargeCap S&P 500 Index Fund	—	—	—	20
MidCap Fund	—	—	—	19
Overseas Fund	—	—	—	(36)
Short-Term Income Account	—	—	—	2
SmallCap Growth Fund I	—	—	—	15
SmallCap Value Fund II	—	—	—	5
	$63	$(17)	$—	$(221)
Amounts in thousands

See accompanying notes.

     Schedule of Investments Real Estate Securities Account June 30, 2018 (unaudited)

COMMON STOCKS - 99.44%	Shares Held	Value (000's)
Lodging - 4.56%			Portfolio Summary (unaudited)
Extended Stay America Inc	58,623	$1,267	Sector	Percent
Hilton Grand Vacations Inc (a)	36,151	1,254	Financial	92.90%
Hilton Worldwide Holdings Inc	56,001	4,433	Consumer, Cyclical	4.56%
		$6,954	Technology	1.98%
REITs - 92.90%			Investment Companies	0.28%
Alexandria Real Estate Equities Inc	48,248	6,087	Other Assets and Liabilities	0.28%
American Homes 4 Rent	73,985	1,641	TOTAL NET ASSETS	100.00%
American Tower Corp	20,869	3,009
Apartment Investment & Management Co	102,474	4,335
AvalonBay Communities Inc	49,590	8,524
Boston Properties Inc	18,157	2,277
Corporate Office Properties Trust	31,040	900
Crown Castle International Corp	19,521	2,105
CubeSmart	74,434	2,398
DCT Industrial Trust Inc	41,900	2,796
Duke Realty Corp	106,886	3,103
EPR Properties	46,697	3,025
Equinix Inc	25,794	11,089
Equity LifeStyle Properties Inc	23,580	2,167
Equity Residential	23,687	1,509
Essex Property Trust Inc	28,849	6,897
Extra Space Storage Inc	44,130	4,405
First Industrial Realty Trust Inc	41,712	1,391
GGP Inc	36,005	736
HCP Inc	50,790	1,311
Healthcare Trust of America Inc	143,716	3,875
Hudson Pacific Properties Inc	57,562	2,039
Invitation Homes Inc	302,998	6,987
Kilroy Realty Corp	52,656	3,983
Physicians Realty Trust	81,071	1,292
Prologis Inc	114,885	7,547
Public Storage	14,932	3,387
Regency Centers Corp	78,758	4,889
Saul Centers Inc	13,058	700
Simon Property Group Inc	67,780	11,535
SL Green Realty Corp	27,590	2,774
Spirit MTA REIT (a)	18,729	193
Spirit Realty Capital Inc	187,291	1,504
STORE Capital Corp	116,185	3,183
Sun Communities Inc	35,925	3,516
Sunstone Hotel Investors Inc	154,301	2,564
Tanger Factory Outlet Centers Inc	52,817	1,241
Terreno Realty Corp	30,530	1,150
VICI Properties Inc (b)	23,441	484
Vornado Realty Trust	17,193	1,271
Welltower Inc	95,275	5,973
Weyerhaeuser Co	48,650	1,774
		$141,566
Software - 1.98%
InterXion Holding NV (a)	48,265	3,013

TOTAL COMMON STOCKS		$151,533
INVESTMENT COMPANIES - 0.28%	Shares Held	Value (000's)
Money Market Funds - 0.28%
Principal Government Money Market Fund	426,207	426
1.72%(c),(d)

TOTAL INVESTMENT COMPANIES		$426
Total Investments		$151,959
Other Assets and Liabilities - 0.28%		$429
TOTAL NET ASSETS - 100.00%		$152,388

(a)	Non-income producing security
(b)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(c)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(d)	Current yield shown is as of period end.

See accompanying notes.

Schedule of Investments
Real Estate Securities Account
June 30, 2018 (unaudited)

Affiliated Securities	December 31, 2017	Purchases			Sales		June 30, 2018
	Value		Cost		Proceeds		Value
Principal Government Money Market Fund 1.72%	$190		$7,224		$6,988		$426
	$190		$7,224		$6,988		$426

	Realized Gain/Loss			Realized Gain from			Change in Unrealized
	Income	on Investments	Capital Gain Distributions				Gain/Loss
Principal Government Money Market Fund 1.72%	$2	$—				$—	$—
	$2	$—				$—	$—
Amounts in thousands

Restricted Securities

Security Name	Acquisition Date		Cost		Value		Percent of Net Assets
VICI Properties Inc	2/1/2018			$469		$484	0.32%
Total						$484	0.32%
Amounts in thousands.

See accompanying notes.

		Schedule of Investments
		SAM Balanced Portfolio
		June 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Money Market Funds - 0.91%
Principal Government Money Market Fund	6,800,117	$6,800
1.72%(a),(b)

Principal Exchange-Traded Funds - 20.00%
Principal Active Global Dividend Income ETF	1,237,500	34,823
(a)
Principal EDGE Active Income ETF (a)	228,100	9,164
Principal Investment Grade Corporate Active	439,000	10,819
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	2,946,700	77,322
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	495,200	16,515
ETF (a)
		$148,643
Principal Funds, Inc. Class R-6 - 30.46%
Blue Chip Fund (a)	2,467,752	57,153
Diversified Real Asset Fund (a)	2,204,732	25,928
EDGE MidCap Fund (a)	2,016,930	29,104
Global Multi-Strategy Fund (a)	2,671,120	29,623
Global Real Estate Securities Fund (a)	2,198,291	21,148
High Yield Fund (a)	1,615,475	11,631
International Emerging Markets Fund (a)	544,692	14,968
International Small Company Fund (a)	772,422	9,609
Preferred Securities Fund (a)	1,951,741	19,420
Real Estate Debt Income Fund (a)	839,066	7,845
		$226,429
Principal Funds, Inc. Institutional Class - 19.94%
Diversified International Fund (a)	6,332,432	84,665
Inflation Protection Fund (a)	1,441,811	12,313
Short-Term Income Fund (a)	4,256,543	51,206
		$148,184
Principal Variable Contracts Funds, Inc. Class 1 - 28.72%
Equity Income Account (a)	3,429,434	89,234
Government & High Quality Bond Account (a)	4,142,601	40,059
Income Account (a)	8,119,717	84,201
		$213,494
TOTAL INVESTMENT COMPANIES		$743,550
Total Investments		$743,550
Other Assets and Liabilities - (0.03)%		$(191)
TOTAL NET ASSETS - 100.00%		$743,359

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	36.23%
Fixed Income Funds	33.19%
International Equity Funds	22.22%
Specialty Funds	7.48%
Investment Companies	0.91%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	SAM Balanced Portfolio
	June 30, 2018 (unaudited)

Affiliated Securities	December 31, 2017	Purchases	Sales	June 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$48,993	$6,371	$3,056	$57,153
Diversified International Fund	92,034	1,330	5,336	84,665
Diversified Real Asset Fund	27,839	482	2,683	25,928
EDGE MidCap Fund	23,184	6,024	1,675	29,104
Equity Income Account	92,831	1,709	5,092	89,234
Global Multi-Strategy Fund	36,482	115	6,457	29,623
Global Real Estate Securities Fund	22,121	450	1,647	21,148
Government & High Quality Bond Account	42,349	2,411	4,289	40,059
High Yield Fund	11,818	767	549	11,631
Income Account	97,340	1,567	14,408	84,201
Inflation Protection Fund	12,453	381	535	12,313
International Emerging Markets Fund	18,357	27	2,316	14,968
International Small Company Fund	10,659	31	889	9,609
LargeCap Growth Fund	11,955	—	12,713	—
LargeCap Value Fund	30,986	—	31,500	—
Preferred Securities Fund	20,433	1,351	1,496	19,420
Principal Active Global Dividend Income ETF	31,640	3,034	—	34,823
Principal Capital Appreciation Fund	12,120	—	12,406	—
Principal EDGE Active Income ETF	8,640	773	—	9,164
Principal Government Money Market Fund 1.72%	2,304	62,796	58,300	6,800
Principal Investment Grade Corporate Active ETF	—	10,822	—	10,819
Principal U. S. Mega-Cap Multi-Factor Index ETF	37,883	41,953	2,069	77,322
Principal U. S. Small-Cap Multi-Factor Index ETF	14,900	1,723	1,046	16,515
Real Estate Debt Income Fund	7,323	1,128	444	7,845
Short-Term Income Fund	54,812	1,432	4,496	51,206
Small-MidCap Dividend Income Fund	18,969	—	18,904	—
	$788,425	$146,677	$192,306	$743,550

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$—	$4	$—	$4,841
Diversified International Fund	—	166	—	(3,529)
Diversified Real Asset Fund	—	121	—	169
EDGE MidCap Fund	—	(7)	—	1,578
Equity Income Account	—	150	—	(364)
Global Multi-Strategy Fund	—	321	—	(838)
Global Real Estate Securities Fund	154	(10)	—	234
Government & High Quality Bond Account	—	(97)	—	(315)
High Yield Fund	344	(13)	—	(392)
Income Account	—	109	—	(407)
Inflation Protection Fund	—	(10)	—	24
International Emerging Markets Fund	—	497	—	(1,597)
International Small Company Fund	—	63	—	(255)
LargeCap Growth Fund	—	1,075	—	(317)
LargeCap Value Fund	—	(2,306)	—	2,820
Preferred Securities Fund	511	(35)	—	(833)
Principal Active Global Dividend Income ETF	170	—	—	149
Principal Capital Appreciation Fund	—	2,479	—	(2,193)
Principal EDGE Active Income ETF	172	—	—	(249)
Principal Government Money Market Fund 1.72%	41	—	—	—
Principal Investment Grade Corporate Active ETF	27	—	—	(3)
Principal U. S. Mega-Cap Multi-Factor Index ETF	302	(106)	—	(339)
Principal U. S. Small-Cap Multi-Factor Index ETF	44	77	—	861
Real Estate Debt Income Fund	141	(14)	—	(148)
Short-Term Income Fund	571	(57)	—	(485)
Small-MidCap Dividend Income Fund	—	7,788	—	(7,853)
	$2,477	$10,195	$—	$(9,441)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		SAM Conservative Balanced Portfolio
		June 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)
Money Market Funds - 0.18%
Principal Government Money Market Fund	344,683	$345
1.72%(a),(b)

Principal Exchange-Traded Funds - 15.44%
Principal Active Global Dividend Income ETF	158,000	4,446
(a)
Principal EDGE Active Income ETF (a)	126,800	5,094
Principal Investment Grade Corporate Active	176,400	4,348
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	487,800	12,800
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	76,200	2,541
ETF (a)
		$29,229
Principal Funds, Inc. Class R-6 - 28.87%
Blue Chip Fund (a)	408,618	9,464
Diversified Real Asset Fund (a)	483,960	5,691
EDGE MidCap Fund (a)	323,393	4,667
Global Diversified Income Fund (a)	371,267	5,012
Global Multi-Strategy Fund (a)	685,283	7,600
Global Real Estate Securities Fund (a)	391,746	3,769
High Yield Fund (a)	678,233	4,883
International Emerging Markets Fund (a)	94,160	2,587
International Small Company Fund (a)	134,790	1,677
Preferred Securities Fund (a)	763,844	7,600
Real Estate Debt Income Fund (a)	182,621	1,707
		$54,657
Principal Funds, Inc. Institutional Class - 21.38%
Diversified International Fund (a)	1,086,225	14,523
Inflation Protection Fund (a)	582,757	4,977
Short-Term Income Fund (a)	1,743,693	20,976
		$40,476
Principal Variable Contracts Funds, Inc. Class 1 - 34.15%
Equity Income Account (a)	566,035	14,728
Government & High Quality Bond Account (a)	1,924,743	18,613
Income Account (a)	3,019,009	31,307
		$64,648
TOTAL INVESTMENT COMPANIES		$189,355
Total Investments		$189,355
Other Assets and Liabilities - (0.02)%		$(42)
TOTAL NET ASSETS - 100.00%		$189,313

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	52.56%
Domestic Equity Funds	23.34%
International Equity Funds	14.27%
Specialty Funds	9.67%
Investment Companies	0.18%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	SAM Conservative Balanced Portfolio
	June 30, 2018 (unaudited)

Affiliated Securities	December 31, 2017	Purchases	Sales	June 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$6,344	$2,916	$511	$9,464
Diversified International Fund	15,446	1,095	1,463	14,523
Diversified Real Asset Fund	6,054	141	561	5,691
EDGE MidCap Fund	4,369	360	320	4,667
Equity Income Account	14,685	918	833	14,728
Global Diversified Income Fund	5,258	397	403	5,012
Global Multi-Strategy Fund	8,105	317	690	7,600
Global Real Estate Securities Fund	3,408	667	358	3,769
Government & High Quality Bond Account	19,308	840	1,354	18,613
High Yield Fund	5,057	368	371	4,883
Income Account	37,038	985	6,597	31,307
Inflation Protection Fund	5,097	220	346	4,977
International Emerging Markets Fund	3,293	54	570	2,587
International Small Company Fund	1,698	210	199	1,677
LargeCap Growth Fund	2,457	—	2,624	—
LargeCap Value Fund	6,784	—	6,902	—
Preferred Securities Fund	8,013	578	649	7,600
Principal Active Global Dividend Income ETF	4,424	—	—	4,446
Principal Capital Appreciation Fund	2,028	—	2,080	—
Principal EDGE Active Income ETF	5,234	—	—	5,094
Principal Government Money Market Fund 1.72%	634	11,127	11,416	345
Principal Investment Grade Corporate Active ETF	—	4,349	—	4,348
Principal U.S. Mega-Cap Multi-Factor Index ETF	5,974	7,068	158	12,800
Principal U. S. Small-Cap Multi-Factor Index ETF	2,575	—	173	2,541
Real Estate Debt Income Fund	1,706	112	74	1,707
Short-Term Income Fund	22,090	1,106	2,001	20,976
Small-MidCap Dividend Income Fund	1,971	—	1,966	—
	$199,050	$33,828	$42,619	$189,355

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$—	$(8)	$—	$723
Diversified International Fund	—	74	—	(629)
Diversified Real Asset Fund	—	8	—	49
EDGE MidCap Fund	—	5	—	253
Equity Income Account	—	(12)	—	(30)
Global Diversified Income Fund	117	(5)	—	(235)
Global Multi-Strategy Fund	—	14	—	(146)
Global Real Estate Securities Fund	28	(7)	—	59
Government & High Quality Bond Account	—	(67)	—	(114)
High Yield Fund	146	(3)	—	(168)
Income Account	—	12	—	(131)
Inflation Protection Fund	—	(7)	—	13
International Emerging Markets Fund	—	111	—	(301)
International Small Company Fund	—	15	—	(47)
LargeCap Growth Fund	—	268	—	(101)
LargeCap Value Fund	—	(277)	—	395
Preferred Securities Fund	201	(15)	—	(327)
Principal Active Global Dividend Income ETF	22	—	—	22
Principal Capital Appreciation Fund	—	423	—	(371)
Principal EDGE Active Income ETF	96	—	—	(140)
Principal Government Money Market Fund 1.72%	5	—	—	—
Principal Investment Grade Corporate Active ETF	11	—	—	(1)
Principal U. S. Mega-Cap Multi-Factor Index ETF	49	(8)	—	(76)
Principal U. S. Small-Cap Multi-Factor Index ETF	7	35	—	104
Real Estate Debt Income Fund	31	(3)	—	(34)
Short-Term Income Fund	231	(23)	—	(196)
Small-MidCap Dividend Income Fund	—	816	—	(821)
	$944	$1,346	$—	$(2,250)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		SAM Conservative Growth Portfolio
		June 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Money Market Funds - 0.64%
Principal Government Money Market Fund	2,190,631	$2,191
1.72%(a),(b)

Principal Exchange-Traded Funds - 20.94%
Principal Active Global Dividend Income ETF	378,000	10,637
(a)
Principal Investment Grade Corporate Active	86,500	2,132
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	1,817,600	47,694
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	323,700	10,795
ETF (a)
		$71,258
Principal Funds, Inc. Class R-6 - 33.05%
Blue Chip Fund (a)	1,521,413	35,236
Diversified Real Asset Fund (a)	1,150,543	13,530
EDGE MidCap Fund (a)	1,378,886	19,897
Global Multi-Strategy Fund (a)	506,797	5,620
Global Real Estate Securities Fund (a)	938,207	9,026
International Small Company Fund (a)	474,437	5,902
Multi-Manager Equity Long/Short Fund (a)	846,476	8,880
Origin Emerging Markets Fund (a)	820,424	9,369
Preferred Securities Fund (a)	503,122	5,006
		$112,466
Principal Funds, Inc. Institutional Class - 21.37%
Diversified International Fund (a)	4,265,701	57,032
Short-Term Income Fund (a)	1,301,566	15,658
		$72,690
Principal Variable Contracts Funds, Inc. Class 1 - 24.03%
Equity Income Account (a)	2,121,275	55,196
Government & High Quality Bond Account (a)	1,018,131	9,845
Income Account (a)	1,612,243	16,719
		$81,760
TOTAL INVESTMENT COMPANIES		$340,365
Total Investments		$340,365
Other Assets and Liabilities - (0.03)%		$(95)
TOTAL NET ASSETS - 100.00%		$340,270

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	49.62%
International Equity Funds	27.01%
Fixed Income Funds	14.52%
Specialty Funds	8.24%
Investment Companies	0.64%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	SAM Conservative Growth Portfolio
	June 30, 2018 (unaudited)

Affiliated Securities	December 31, 2017	Purchases	Sales	June 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$26,896	$6,341	$824	$35,236
Diversified International Fund	59,933	1,636	2,271	57,032
Diversified Real Asset Fund	13,646	300	559	13,530
EDGE MidCap Fund	18,803	698	695	19,897
Equity Income Account	44,082	12,557	1,248	55,196
Global Multi-Strategy Fund	5,732	188	198	5,620
Global Real Estate Securities Fund	6,797	2,479	404	9,026
Government & High Quality Bond Account	9,813	550	425	9,845
Income Account	18,397	549	2,180	16,719
International Small Company Fund	6,270	89	337	5,902
LargeCap Growth Fund	10,129	—	10,782	—
LargeCap Value Fund	22,090	—	22,468	—
Multi-Manager Equity Long/Short Fund	9,429	151	474	8,880
Origin Emerging Markets Fund	11,948	60	2,004	9,369
Preferred Securities Fund	5,083	344	200	5,006
Principal Active Global Dividend Income ETF	10,584	—	—	10,637
Principal Capital Appreciation Fund	9,309	—	9,529	—
Principal Government Money Market Fund 1.72%	509	31,393	29,711	2,191
Principal Investment Grade Corporate Active ETF	—	2,130	—	2,132
Principal U. S. Mega-Cap Multi-Factor Index ETF	22,315	25,922	237	47,694
Principal U. S. Small-Cap Multi-Factor Index ETF	9,059	1,664	520	10,795
Short-Term Income Fund	16,122	832	1,134	15,658
Small-MidCap Dividend Income Fund	10,164	—	10,124	—
	$347,110	$87,883	$96,324	$340,365

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$—	$(6)	$—	$2,829
Diversified International Fund	—	(9)	—	(2,257)
Diversified Real Asset Fund	—	(4)	—	147
EDGE MidCap Fund	—	11	—	1,080
Equity Income Account	—	(61)	—	(134)
Global Multi-Strategy Fund	—	(3)	—	(99)
Global Real Estate Securities Fund	65	(12)	—	166
Government & High Quality Bond Account	—	(22)	—	(71)
Income Account	—	(65)	—	18
International Small Company Fund	—	3	—	(123)
LargeCap Growth Fund	—	676	—	(23)
LargeCap Value Fund	—	(1,414)	—	1,792
Multi-Manager Equity Long/Short Fund	—	(5)	—	(221)
Origin Emerging Markets Fund	—	453	—	(1,088)
Preferred Securities Fund	130	(7)	—	(214)
Principal Active Global Dividend Income ETF	52	—	—	53
Principal Capital Appreciation Fund	—	1,890	—	(1,670)
Principal Government Money Market Fund 1.72%	16	—	—	—
Principal Investment Grade Corporate Active ETF	3	—	—	2
Principal U. S. Mega-Cap Multi-Factor Index ETF	182	(13)	—	(293)
Principal U. S. Small-Cap Multi-Factor Index ETF	28	29	—	563
Short-Term Income Fund	172	(15)	—	(147)
Small-MidCap Dividend Income Fund	—	4,028	—	(4,068)
	$648	$5,454	$—	$(3,758)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		SAM Flexible Income Portfolio
		June 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)
Money Market Funds - 1.18%
Principal Government Money Market Fund	2,383,905	$2,384
1.72%(a),(b)

Principal Exchange-Traded Funds - 17.89%
Principal Active Global Dividend Income ETF	505,300	14,219
(a)
Principal EDGE Active Income ETF (a)	149,500	6,006
Principal Investment Grade Corporate Active	243,500	6,001
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	379,100	9,948
ETF (a)
		$36,174
Principal Funds, Inc. Class R-6 - 21.26%
EDGE MidCap Fund (a)	205,408	2,964
Global Diversified Income Fund (a)	724,349	9,779
Global Real Estate Securities Fund (a)	741,447	7,133
High Yield Fund (a)	1,240,501	8,931
Preferred Securities Fund (a)	1,039,111	10,339
Real Estate Debt Income Fund (a)	412,112	3,853
		$42,999
Principal Funds, Inc. Institutional Class - 19.21%
Inflation Protection Fund (a)	1,533,782	13,098
Short-Term Income Fund (a)	2,141,524	25,763
		$38,861
Principal Variable Contracts Funds, Inc. Class 1 - 40.48%
Equity Income Account (a)	487,324	12,680
Government & High Quality Bond Account (a)	2,325,288	22,486
Income Account (a)	4,504,808	46,715
		$81,881
TOTAL INVESTMENT COMPANIES		$202,299
Total Investments		$202,299
Other Assets and Liabilities - (0.02)%		$(46)
TOTAL NET ASSETS - 100.00%		$202,253

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	70.79%
Domestic Equity Funds	12.66%
International Equity Funds	10.56%
Specialty Funds	4.83%
Investment Companies	1.18%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	SAM Flexible Income Portfolio
	June 30, 2018 (unaudited)

Affiliated Securities	December 31, 2017	Purchases	Sales	June 30, 2018
	Value	Cost	Proceeds	Value
Diversified International Fund	$1,251	$—	$1,286	$—
EDGE MidCap Fund	1,317	1,928	431	2,964
Equity Income Account	18,387	364	6,092	12,680
Global Diversified Income Fund	10,819	579	1,143	9,779
Global Real Estate Securities Fund	7,724	242	908	7,133
Government & High Quality Bond Account	24,468	967	2,713	22,486
High Yield Fund	9,653	580	983	8,931
Income Account	56,197	1,637	10,938	46,715
Inflation Protection Fund	14,106	459	1,473	13,098
International Emerging Markets Fund	775	—	815	—
LargeCap Growth Fund	1,928	—	2,050	—
LargeCap Value Fund	3,063	—	3,115	—
Preferred Securities Fund	11,175	730	1,095	10,339
Principal Active Global Dividend Income ETF	9,660	4,536	—	14,219
Principal EDGE Active Income ETF	6,171	—	—	6,006
Principal Government Money Market Fund 1.72%	766	17,170	15,552	2,384
Principal Investment Grade Corporate Active ETF	—	6,003	—	6,001
Principal U.S. Mega-Cap Multi-Factor Index ETF	5,263	5,013	262	9,948
Real Estate Debt Income Fund	4,065	288	415	3,853
Short-Term Income Fund	27,645	1,424	3,033	25,763
Small-MidCap Dividend Income Fund	3,286	—	3,278	—
	$217,719	$41,920	$55,582	$202,299

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Diversified International Fund	$—	$287	$—	$(252)
EDGE MidCap Fund	—	(1)	—	151
Equity Income Account	—	3,084	—	(3,063)
Global Diversified Income Fund	233	17	—	(493)
Global Real Estate Securities Fund	52	15	—	60
Government & High Quality Bond Account	—	(108)	—	(128)
High Yield Fund	272	1	—	(320)
Income Account	—	(26)	—	(155)
Inflation Protection Fund	—	(30)	—	36
International Emerging Markets Fund	—	226	—	(186)
LargeCap Growth Fund	—	195	—	(73)
LargeCap Value Fund	—	(219)	—	271
Preferred Securities Fund	275	(25)	—	(446)
Principal Active Global Dividend Income ETF	70	—	—	23
Principal EDGE Active Income ETF	114	—	—	(165)
Principal Government Money Market Fund 1.72%	15	—	—	—
Principal Investment Grade Corporate Active ETF	16	—	—	(2)
Principal U. S. Mega-Cap Multi-Factor Index ETF	39	(14)	—	(52)
Real Estate Debt Income Fund	71	(13)	—	(72)
Short-Term Income Fund	285	(36)	—	(237)
Small-MidCap Dividend Income Fund	—	1,345	—	(1,353)
	$1,442	$4,698	$—	$(6,456)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		SAM Strategic Growth Portfolio
		June 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Money Market Funds - 1.05%
Principal Government Money Market Fund	3,019,861	$3,020
1.72%(a),(b)

Principal Exchange-Traded Funds - 26.29%
Principal Active Global Dividend Income ETF	498,000	14,014
(a)
Principal EDGE Active Income ETF (a)	269,600	10,831
Principal U.S. Mega-Cap Multi-Factor Index	1,499,500	39,347
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	339,400	11,319
ETF (a)
		$75,511
Principal Funds, Inc. Class R-6 - 34.81%
Blue Chip Fund (a)	1,269,726	29,407
EDGE MidCap Fund (a)	1,248,821	18,021
Global Multi-Strategy Fund (a)	426,151	4,726
Global Real Estate Securities Fund (a)	1,360,211	13,085
International Small Company Fund (a)	464,418	5,777
Multi-Manager Equity Long/Short Fund (a)	617,734	6,480
Origin Emerging Markets Fund (a)	1,357,728	15,505
Real Estate Debt Income Fund (a)	744,593	6,962
		$99,963
Principal Funds, Inc. Institutional Class - 21.97%
Diversified International Fund (a)	4,335,170	57,961
Short-Term Income Fund (a)	426,805	5,135
		$63,096
Principal Variable Contracts Funds, Inc. Class 1 - 15.91%
Equity Income Account (a)	1,755,791	45,685

TOTAL INVESTMENT COMPANIES		$287,275
Total Investments		$287,275
Other Assets and Liabilities - (0.03)%		$(84)
TOTAL NET ASSETS - 100.00%		$287,191

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	50.06%
International Equity Funds	37.03%
Fixed Income Funds	7.98%
Specialty Funds	3.91%
Investment Companies	1.05%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	SAM Strategic Growth Portfolio
	June 30, 2018 (unaudited)

Affiliated Securities	December 31, 2017	Purchases	Sales	June 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$12,466	$15,667	$597	$29,407
Diversified International Fund	60,383	1,798	1,916	57,961
EDGE MidCap Fund	11,747	5,805	461	18,021
Equity Income Account	33,486	13,068	686	45,685
Global Multi-Strategy Fund	4,775	163	129	4,726
Global Real Estate Securities Fund	12,881	658	601	13,085
International Small Company Fund	6,073	104	281	5,777
LargeCap Growth Fund	11,883	—	12,665	—
LargeCap Value Fund	16,785	—	17,065	—
Multi-Manager Equity Long/Short Fund	6,802	133	291	6,480
Origin Emerging Markets Fund	18,759	237	2,380	15,505
Principal Active Global Dividend Income ETF	13,944	—	—	14,014
Principal Capital Appreciation Fund	21,273	—	21,768	—
Principal EDGE Active Income ETF	10,662	456	—	10,831
Principal Government Money Market Fund 1.72%	253	24,504	21,737	3,020
Principal U. S. Mega-Cap Multi-Factor Index ETF	18,441	21,283	132	39,347
Principal U. S. Small-Cap Multi-Factor Index ETF	11,346	—	633	11,319
Real Estate Debt Income Fund	6,955	423	270	6,962
Short-Term Income Fund	5,094	280	187	5,135
Small-MidCap Dividend Income Fund	6,399	—	6,372	—
	$290,407	$84,579	$88,171	$287,275

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$—	$(13)	$—	$1,884
Diversified International Fund	—	(12)	—	(2,292)
EDGE MidCap Fund	—	(7)	—	937
Equity Income Account	—	(36)	—	(147)
Global Multi-Strategy Fund	—	(1)	—	(82)
Global Real Estate Securities Fund	94	—	—	147
International Small Company Fund	—	2	—	(121)
LargeCap Growth Fund	—	901	—	(119)
LargeCap Value Fund	—	(1,519)	—	1,799
Multi-Manager Equity Long/Short Fund	—	(2)	—	(162)
Origin Emerging Markets Fund	—	482	—	(1,593)
Principal Active Global Dividend Income ETF	68	—	—	70
Principal Capital Appreciation Fund	—	4,295	—	(3,800)
Principal EDGE Active Income ETF	203	—	—	(287)
Principal Government Money Market Fund 1.72%	16	—	—	—
Principal U. S. Mega-Cap Multi-Factor Index ETF	150	(7)	—	(238)
Principal U. S. Small-Cap Multi-Factor Index ETF	30	107	—	499
Real Estate Debt Income Fund	125	(6)	—	(140)
Short-Term Income Fund	55	(2)	—	(50)
Small-MidCap Dividend Income Fund	—	2,636	—	(2,663)
	$741	$6,818	$—	$(6,358)
Amounts in thousands

See accompanying notes.

Schedule of Investments
Short-Term Income Account
June 30, 2018 (unaudited)

INVESTMENT COMPANIES - 1.60%	Shares Held	Value (000's)			Principal
Money Market Funds - 1.60%			BONDS (continued)		Amount (000's) Value (000's)
Principal Government Money Market Fund	2,482,093	$2,482	Automobile Asset Backed Securities (continued)
1.72%(a),(b)			CPS Auto Receivables Trust 2017-D
			1.87%, 3/15/2021(c)		$122	$121
TOTAL INVESTMENT COMPANIES		$2,482	CPS Auto Receivables Trust 2018-A
	Principal		2.16%, 5/17/2021(c)		190	189
BONDS - 97.06%	Amount (000's)	Value (000's)	CPS Auto Receivables Trust 2018-B
Aerospace & Defense - 1.61%			2.72%, 9/15/2021(c)		356	355
General Dynamics Corp			CPS Auto Trust
2.88%, 5/11/2020	$200	$200	1.50%, 6/15/2020(c)		109	109
3.00%, 5/11/2021	250	249	1.68%, 8/17/2020(c)		290	290
Lockheed Martin Corp			Ford Credit Auto Owner Trust 2015-REV2
1.85%, 11/23/2018	200	199	2.44%, 1/15/2027(c)		673	664
Northrop Grumman Corp			Ford Credit Auto Owner Trust 2016-REV2
2.08%, 10/15/2020	150	147	2.03%, 12/15/2027 (c)		750	726
2.55%, 10/15/2022	250	241	Ford Credit Auto Owner Trust 2017-REV1
Rockwell Collins Inc			2.62%, 8/15/2028(c)		500	490
2.80%, 3/15/2022	500	487	Ford Credit Auto Owner Trust/Ford Credit
3.20%, 3/15/2024	250	241	2014-RE	V1
United Technologies Corp			2.26%, 11/15/2025 (c)		173	172
1.50%, 11/1/2019	400	393	OneMain Direct Auto Receivables Trust 2017-
1.90%, 5/4/2020	350	343	2
		$2,500	2.31%, 12/14/2021 (c)		670	665
Airlines - 0.65%			Santander Drive Auto Receivables Trust 2014-
American Airlines 2013-2 Class A Pass			1
Through Trust			2.91%, 4/15/2020		216	216
4.95%, 7/15/2024	356	366	Santander Drive Auto Receivables Trust 2014-
Continental Airlines 2009-2 Class A Pass			2
Through Trust			2.76%, 2/18/2020		220	220
7.25%, 5/10/2021	194	203	Santander Drive Auto Receivables Trust 2014-
Delta Air Lines 2009-1 Class A Pass Through			3
Trust			2.65%, 8/17/2020		94	94
7.75%, 6/17/2021	150	158	Santander Drive Auto Receivables Trust 2014-
Delta Air Lines 2012-1 Class A Pass Through			5
Trust			2.46%, 6/15/2020		167	167
4.75%, 11/7/2021	272	277	Santander Drive Auto Receivables Trust 2015-
		$1,004	1
Automobile Asset Backed Securities - 8.43%			2.57%, 4/15/2021		250	250
AmeriCredit Automobile Receivables Trust			Santander Drive Auto Receivables Trust 2015-
2013-5			2
2.86%, 12/9/2019	975	975	2.44%, 4/15/2021		207	207
AmeriCredit Automobile Receivables Trust			Santander Drive Auto Receivables Trust 2018-
2014-1			1
2.15%, 3/9/2020	18	17	2.10%, 11/16/2020		200	200
2.54%, 6/8/2020	875	875	Santander Drive Auto Receivables Trust 2018-
AmeriCredit Automobile Receivables Trust			2
2014-2			2.58%, 10/15/2020		600	600
2.57%, 7/8/2020	395	395	Santander Drive Auto Receivables Trust 2018-
AmeriCredit Automobile Receivables Trust			3
2014-3			2.78%, 3/15/2021		500	500
2.58%, 9/8/2020	70	70	TCF Auto Receivables Owner Trust 2016-
Americredit Automobile Receivables Trust			PT1
			1.93%, 6/15/2022(c)		484	479
2016-4
1.34%, 4/8/2020	61	61	Westlake Automobile Receivables Trust 2016-
AmeriCredit Automobile Receivables Trust			3
			2.07%, 12/15/2021 (c)		600	599
2017-4
1.83%, 5/18/2021	213	212	Westlake Automobile Receivables Trust 2017-
Americredit Automobile Receivables Trust			2
			1.80%, 7/15/2020(c)		176	175
2018-1
3.07%, 12/19/2022	250	250	Westlake Automobile Receivables Trust 2018-
Bank of The West Auto Trust 2017-1			1
			(c)
1.78%, 2/15/2021(c)	214	213	2.24%, 12/15/2020		500	498
BMW Floorplan Master Owner Trust			Westlake Automobile Receivables Trust 2018-
2.35%, 5/15/2023(c)	250	250	2
1 Month LIBOR + 0.32%			2.84%, 9/15/2021(c)		200	200
			3.20%, 1/16/2024(c)		200	200
Capital Auto Receivables Asset Trust 2017-1
1.76%, 6/22/2020(c)	380	378				$13,089
Capital Auto Receivables Asset Trust 2018-1			Automobile Floor Plan Asset Backed Securities - 1.35%
2.54%, 10/20/2020 (c)	750	749	Ally Master Owner Trust
CPS Auto Receivables Trust 2014-C			2.70%, 1/17/2023		500	495
3.77%, 8/17/2020(c)	200	201	3.29%, 5/15/2023		500	501
CPS Auto Receivables Trust 2016-C			Ford Credit Floorplan Master Owner Trust A
1.62%, 1/15/2020(c)	57	57	2.53%, 11/15/2021		700	702
			1 Month LIBOR + 0.46%

See accompanying notes.

Schedule of Investments
Short-Term Income Account
June 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Automobile Floor Plan Asset Backed Securities (continued)			Banks (continued)
Nissan Master Owner Trust Receivables			Goldman Sachs Group Inc/The	(continued)
2.39%, 10/17/2022	$400	$400	3.47%, 4/26/2022		$1,000	$1,010
1 Month LIBOR + 0.32%			3 Month LIBOR + 1.11%
		$2,098	3.52%, 4/23/2020		400	405
Automobile Manufacturers - 1.61%			3 Month LIBOR + 1.16%
Daimler Finance North America LLC			4.10%, 2/25/2021		400	413
1.75%, 10/30/2019 (c)	350	344	3 Month LIBOR + 1.77%
Ford Motor Credit Co LLC			HSBC Holdings PLC
2.02%, 5/3/2019	400	397	3.33%, 5/18/2024		250	249
General Motors Financial Co Inc			3 Month LIBOR + 1.00%
3.19%, 4/9/2021	300	302	3.95%, 5/18/2024(d)		200	199
3 Month LIBOR + 0.85%			3 Month LIBOR + 0.99%
4.15%, 6/19/2023	300	300	ING Groep NV
PACCAR Financial Corp			3.15%, 3/29/2022		450	442
2.20%, 9/15/2019	323	321	3.48%, 3/29/2022		250	254
3.10%, 5/10/2021	250	250	3 Month LIBOR + 1.15%
Toyota Motor Credit Corp			JPMorgan Chase & Co
2.10%, 1/17/2019	200	199	2.30%, 8/15/2021		500	483
2.60%, 1/11/2022	400	392	3.26%, 4/25/2023		1,500	1,513
		$2,505	3 Month LIBOR + 0.90%
Banks - 19.79%			3.59%, 10/24/2023		500	509
Bank of America Corp			3 Month LIBOR + 1.23%
2.50%, 10/21/2022	500	479	4.25%, 10/15/2020		750	767
2.63%, 10/19/2020	250	247	KeyBank NA/Cleveland OH
3.00%, 12/20/2023 (d)	430	417	2.35%, 3/8/2019		650	648
3 Month LIBOR + 0.79%			2.40%, 6/9/2022		400	384
3.52%, 1/20/2023	1,350	1,371	Morgan Stanley
3 Month LIBOR + 1.16%			2.90%, 2/10/2021		500	501
4.20%, 8/26/2024	500	503	3 Month LIBOR + 0.55%
Bank of New York Mellon Corp/The			3.76%, 4/21/2021		600	615
2.20%, 5/15/2019	673	670	3 Month LIBOR + 1.40%
2.50%, 4/15/2021	300	295	3.76%, 10/24/2023		1,400	1,432
3.41%, 10/30/2023	500	508	3 Month LIBOR + 1.40%
3 Month LIBOR + 1.05%			4.10%, 5/22/2023		300	301
BB&T Corp			5.50%, 7/24/2020		500	522
2.05%, 5/10/2021	200	193	PNC Bank NA
2.96%, 4/1/2022	100	101	2.00%, 5/19/2020		500	490
3 Month LIBOR + 0.65%			2.70%, 11/1/2022		600	577
3.02%, 2/1/2019	336	337	2.87%, 7/27/2022		400	401
3 Month LIBOR + 0.66%			3 Month LIBOR + 0.50%
BNP Paribas SA			PNC Financial Services Group Inc/The
3.50%, 3/1/2023 (c)	250	244	3.90%, 4/29/2024		150	150
Branch Banking & Trust Co			State Street Corp
2.10%, 1/15/2020	600	591	3.10%, 5/15/2023		688	678
2.63%, 1/15/2022	600	585	SunTrust Bank/Atlanta GA
Capital One NA			2.25%, 1/31/2020		400	395
3.10%, 9/13/2019	500	503	2.45%, 8/1/2022		600	576
3 Month LIBOR + 0.77%			SunTrust Banks Inc
3.51%, 1/30/2023	600	605	2.90%, 3/3/2021		500	494
3 Month LIBOR + 1.15%			UBS AG/London
Citigroup Inc			2.20%, 6/8/2020(c)		250	245
2.70%, 3/30/2021	900	883	2.90%, 6/8/2020(c)		250	251
3.32%, 4/25/2022	200	202	3 Month LIBOR + 0.58%
3 Month LIBOR + 0.96%			UBS Group Funding Switzerland AG
3.42%, 5/17/2024	250	251	3.49%, 5/23/2023(c)		300	293
3 Month LIBOR + 1.10%			US Bancorp
3.50%, 5/15/2023	250	244	3.60%, 9/11/2024		650	642
4.00%, 8/5/2024	274	269	US Bank NA/Cincinnati OH
Credit Suisse Group AG			2.00%, 1/24/2020		400	394
3.57%, 6/12/2024(c)	250	250	2.05%, 10/23/2020		300	293
3 Month LIBOR + 1.24%			Wells Fargo & Co
4.21%, 6/12/2024(c),(d)	250	250	3.47%, 1/24/2023		1,000	1,015
3 Month LIBOR + 1.24%			3 Month LIBOR + 1.11%
Fifth Third Bancorp			Wells Fargo Bank NA
2.60%, 6/15/2022	600	581	2.58%, 1/15/2020		500	500
4.30%, 1/16/2024	400	405	3 Month LIBOR + 0.23%
Fifth Third Bank/Cincinnati OH						$30,741
1.63%, 9/27/2019	250	246	Beverages - 0.99%
2.25%, 6/14/2021	300	292	Anheuser-Busch InBev Finance Inc
Goldman Sachs Group Inc/The			3.30%, 2/1/2023		400	397
2.30%, 12/13/2019	400	396
3.00%, 4/26/2022	800	782

See accompanying notes.

Schedule of Investments
Short-Term Income Account
June 30, 2018 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Beverages (continued)			Cosmetics & Personal Care - 0.37%
Anheuser-Busch InBev Worldwide Inc			Procter & Gamble Co/The
3.05%, 1/12/2024	$150	$151	1.70%, 11/3/2021	$300	$289
3 Month LIBOR + 0.74%			2.15%, 8/11/2022	300	289
Maple Escrow Subsidiary Inc					$578
3.55%, 5/25/2021(c)	250	250	Credit Card Asset Backed Securities - 1.06%
4.06%, 5/25/2023(c)	200	201	Cabela's Credit Card Master Note Trust
PepsiCo Inc			2.52%, 7/15/2022	834	836
1.35%, 10/4/2019	350	344	1 Month LIBOR + 0.45%
2.15%, 10/14/2020	200	197	Capital One Multi-Asset Execution Trust
		$1,540	2.58%, 9/16/2024	800	806
Biotechnology - 1.60%			1 Month LIBOR + 0.51%
Amgen Inc					$1,642
2.20%, 5/22/2019	373	371	Diversified Financial Services - 0.93%
2.20%, 5/11/2020	200	197	GE Capital International Funding Co
2.65%, 5/11/2022	400	387	Unlimited Co
Biogen Inc			2.34%, 11/15/2020	750	733
2.90%, 9/15/2020	500	498	GTP Acquisition Partners I LLC
Celgene Corp			2.35%, 6/15/2045(c)	721	708
2.88%, 2/19/2021	250	247			$1,441
3.25%, 8/15/2022	250	245	Electric - 4.09%
Gilead Sciences Inc			Alabama Power Co
1.85%, 9/4/2018	250	250	2.45%, 3/30/2022	750	729
1.85%, 9/20/2019	300	296	Alliant Energy Finance LLC
		$2,491	3.75%, 6/15/2023(c)	150	150
Building Materials - 0.19%			Black Hills Corp
Martin Marietta Materials Inc			2.50%, 1/11/2019	500	499
2.82%, 12/20/2019	300	300	Dominion Energy Inc
3 Month LIBOR + 0.50%			2.58%, 7/1/2020	200	197
			2.96%, 7/1/2019(f)	650	649
Chemicals - 0.45%			Duke Energy Florida LLC
Air Liquide Finance SA			1.85%, 1/15/2020	400	393
1.75%, 9/27/2021(c)	250	238	3.10%, 8/15/2021	250	250
Chevron Phillips Chemical Co LLC / Chevron			Emera US Finance LP
Phillips Chemical Co LP			2.70%, 6/15/2021	300	292
2.45%, 5/1/2020 (c)	168	166	Exelon Corp
3.30%, 5/1/2023 (c)	200	198	3.50%, 6/1/2022	500	494
Westlake Chemical Corp			Fortis Inc/Canada
3.60%, 7/15/2022	100	99	2.10%, 10/4/2021	633	604
		$701	Indiantown Cogeneration LP
Commercial Mortgage Backed Securities - 1.20%			9.77%, 12/15/2020	170	184
Ginnie Mae			San Diego Gas & Electric Co
0.50%, 9/16/2055(e),(f)	2,981	98	1.91%, 2/1/2022	115	113
0.70%, 1/16/2054(e),(f)	2,707	97	Sempra Energy
0.77%, 10/16/2054 (e),(f)	3,632	128	2.40%, 2/1/2020	250	247
0.85%, 2/16/2055(e),(f)	5,515	189	2.85%, 1/15/2021	500	500
0.88%, 1/16/2055(e),(f)	5,662	234	3 Month LIBOR + 0.50%
1.06%, 6/16/2045(e),(f)	1,495	82	Southern California Edison Co
1.37%, 12/16/2036 (e),(f)	2,129	118	1.85%, 2/1/2022	237	231
GS Mortgage Securities Trust 2017-GS6			Southern Co/The
1.95%, 5/10/2050	528	514	1.55%, 7/1/2018	200	200
JPMDB Commercial Mortgage Securities			Texas-New Mexico Power Co
Trust 2016-C4			9.50%, 4/1/2019(c)	202	212
1.54%, 12/15/2049	412	400	WEC Energy Group Inc
		$1,860	3.38%, 6/15/2021	400	401
Computers - 1.36%					$6,345
Apple Inc			Electronics - 0.75%
1.90%, 2/7/2020	200	197	Fortive Corp
2.00%, 11/13/2020	300	295	1.80%, 6/15/2019	300	296
2.50%, 2/9/2022	400	392	2.35%, 6/15/2021	300	291
Dell International LLC / EMC Corp			Honeywell International Inc
3.48%, 6/1/2019 (c)	600	602	1.85%, 11/1/2021	600	575
Hewlett Packard Enterprise Co					$1,162
2.85%, 10/5/2018	138	138	Engineering & Construction - 0.50%
International Business Machines Corp			SBA Tower Trust
2.25%, 2/19/2021	500	489	2.88%, 7/10/2046(c)	400	389
		$2,113	3.17%, 4/9/2047(c)	400	391
Consumer Products - 0.26%					$780
Reckitt Benckiser Treasury Services PLC			Finance - Mortgage Loan/Banker - 9.21%
2.90%, 6/24/2022(c)	400	399	Fannie Mae
3 Month LIBOR + 0.56%			1.25%, 8/17/2021	1,050	1,004
			1.38%, 10/7/2021	1,500	1,438
			1.88%, 4/5/2022	3,000	2,908

See accompanying notes.

Schedule of Investments
Short-Term Income Account
June 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Finance - Mortgage Loan/Banker (continued)			Insurance (continued)
Fannie Mae (continued)			Metropolitan Life Global Funding I
2.00%, 1/5/2022	$1,000	$975	1.75%, 12/19/2018 (c)	$400	$399
2.38%, 1/19/2023	6,100	5,990	1.95%, 9/15/2021(c)	470	450
Freddie Mac			2.30%, 4/10/2019(c)	573	571
2.38%, 1/13/2022	1,000	987	2.73%, 6/12/2020(c)	250	251
2.75%, 6/19/2023	1,000	996	3 Month LIBOR + 0.40%
		$14,298	New York Life Global Funding
Food - 1.29%			1.95%, 2/11/2020(c)	400	393
Kraft Heinz Foods Co			2.00%, 4/13/2021(c)	400	387
2.00%, 7/2/2018	269	269	2.15%, 6/18/2019(c)	124	123
2.92%, 2/10/2021	400	401	2.85%, 6/10/2022(c)	1,000	1,006
3 Month LIBOR + 0.57%			3 Month LIBOR + 0.52%
4.00%, 6/15/2023	250	249			$7,936
Mondelez International Holdings Netherlands			Internet - 0.59%
BV			Amazon.com Inc
1.63%, 10/28/2019 (c)	500	492	2.40%, 2/22/2023	664	639
Tyson Foods Inc			2.60%, 12/5/2019	273	273
2.25%, 8/23/2021	150	144			$912
2.77%, 5/30/2019	250	250	Machinery - Construction & Mining - 0.31%
3 Month LIBOR + 0.45%			Caterpillar Financial Services Corp
2.78%, 8/21/2020	200	200	2.55%, 11/29/2022	500	483
3 Month LIBOR + 0.45%
		$2,005	Machinery - Diversified - 0.38%
Hand & Machine Tools - 0.38%			John Deere Capital Corp
Stanley Black & Decker Inc			2.05%, 3/10/2020	350	345
1.62%, 11/17/2018	600	598	2.87%, 6/7/2023	250	250
			3 Month LIBOR + 0.55%
Healthcare - Products - 0.48%					$595
Medtronic Global Holdings SCA			Manufactured Housing Asset Backed Securities - 0.00%
1.70%, 3/28/2019	500	497	Conseco Finance Corp
Medtronic Inc			7.70%, 9/15/2026	6	6
2.50%, 3/15/2020	250	248
		$745	Media - 0.78%
Healthcare - Services - 0.43%			Time Warner Cable LLC
Humana Inc			8.25%, 4/1/2019	505	524
2.50%, 12/15/2020	100	98	Walt Disney Co/The
Roche Holdings Inc			1.95%, 3/4/2020	500	492
2.67%, 9/30/2019(c)	323	324	2.30%, 2/12/2021	200	196
3 Month LIBOR + 0.34%					$1,212
UnitedHealth Group Inc			Mining - 0.13%
1.95%, 10/15/2020	250	244	Glencore Funding LLC
		$666	4.13%, 5/30/2023(c)	200	200
Home Equity Asset Backed Securities - 0.03%
RASC Series 2005-AHL2 Trust			Miscellaneous Manufacturers - 0.80%
2.44%, 10/25/2035	47	47	General Electric Co
1 Month LIBOR + 0.35%			5.50%, 1/8/2020	150	155
Terwin Mortgage Trust Series TMTS 2005-			Ingersoll-Rand Global Holding Co Ltd
14HE			2.90%, 2/21/2021	500	495
5.15%, 8/25/2036(f)	6	6	Siemens Financieringsmaatschappij NV
		$53	2.20%, 3/16/2020(c)	350	345
Housewares - 0.25%			2.94%, 3/16/2022(c)	250	253
Newell Brands Inc			3 Month LIBOR + 0.61%
2.60%, 3/29/2019	200	199			$1,248
3.85%, 4/1/2023	200	197	Mortgage Backed Securities - 4.67%
		$396	Alternative Loan Trust 2004-J8
Insurance - 5.11%			6.00%, 2/25/2017	4	4
Allstate Corp/The			Banc of America Funding 2004-1 Trust
2.96%, 3/29/2023	250	251	5.25%, 2/25/2019	1	1
3 Month LIBOR + 0.63%			Banc of America Funding 2004-3 Trust
Berkshire Hathaway Finance Corp			4.75%, 9/25/2019	6	6
1.70%, 3/15/2019	500	497	CHL Mortgage Pass-Through Trust 2003-46
Berkshire Hathaway Inc			3.48%, 1/19/2034(f)	39	39
2.20%, 3/15/2021	400	394	CHL Mortgage Pass-Through Trust 2004-J7
2.75%, 3/15/2023	500	489	5.00%, 9/25/2019	12	12
Five Corners Funding Trust			Credit Suisse First Boston Mortgage Securities
4.42%, 11/15/2023 (c)	750	772	Corp
MassMutual Global Funding II			5.00%, 9/25/2019	3	3
1.55%, 10/11/2019 (c)	350	344	CSFB Mortgage-Backed Pass-Through
2.00%, 4/15/2021(c)	250	241	Certificates Series 2004-AR4
2.10%, 8/2/2018 (c)	505	505	3.05%, 5/25/2034	31	31
2.35%, 4/9/2019 (c)	865	863	1 Month LIBOR + 0.96%

See accompanying notes.

Schedule of Investments
Short-Term Income Account
June 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Mortgage Backed Securities (continued)			Oil & Gas (continued)
CSFB Mortgage-Backed Trust Series 2004-7			Phillips 66
5.00%, 10/25/2019	$9	$9	3.00%, 4/15/2019(c)	$150	$150
CSMC 2017-HL2 Trust			3 Month LIBOR + 0.65%
3.50%, 10/25/2047 (c),(f)	458	455	3.10%, 4/15/2020(c)	300	300
JP Morgan Mortgage Trust 2004-A3			3 Month LIBOR + 0.75%
4.15%, 7/25/2034(f)	27	28	Shell International Finance BV
JP Morgan Mortgage Trust 2004-S1			2.13%, 5/11/2020	505	499
5.00%, 9/25/2034	58	59	2.38%, 8/21/2022	557	539
JP Morgan Mortgage Trust 2016-4			Total Capital International SA
3.50%, 10/25/2046 (c),(f)	652	645	2.92%, 8/10/2018	370	370
JP Morgan Mortgage Trust 2017-2			3 Month LIBOR + 0.57%
3.50%, 5/25/2047(c),(f)	423	418			$2,962
JP Morgan Mortgage Trust 2017-4			Oil & Gas Services - 0.16%
3.50%, 11/25/2048 (c),(f)	436	431	Baker Hughes a GE Co LLC / Baker Hughes
JP Morgan Mortgage Trust 2017-6			Co-Obligor Inc
3.50%, 12/25/2048 (c),(f)	233	230	2.77%, 12/15/2022	250	243
JP Morgan Mortgage Trust 2018-3
3.50%, 9/25/2048(c),(f)	486	480	Other Asset Backed Securities - 5.92%
JP Morgan Mortgage Trust 2018-4			CCG Receivables Trust 2018-1
3.50%, 10/25/2048 (c),(f)	295	291	2.50%, 6/16/2025(c)	100	99
JP Morgan Mortgage Trust 2018-6			Drug Royalty II LP 2
3.50%, 12/25/2048 (c),(f),(g)	400	395	3.48%, 7/15/2023(c)	267	266
MASTR Alternative Loan Trust 2003-9			Drug Royalty III LP 1
6.50%, 1/25/2019	17	17	3.98%, 4/15/2027(c)	135	135
MASTR Asset Securitization Trust 2004-11			4.85%, 4/15/2027(c)	195	196
5.00%, 12/25/2019	2	2	3 Month LIBOR + 2.50%
MASTR Asset Securitization Trust 2004-9			MMAF Equipment Finance LLC 2018-A
5.00%, 9/25/2019	5	5	2.92%, 7/12/2021(c)	300	300
PHH Mortgage Trust Series 2008-CIM1			MVW Owner Trust 2015-1
5.22%, 6/25/2038	109	106	2.52%, 12/20/2032 (c)	308	301
1 Month LIBOR + 2.25%			MVW Owner Trust 2016-1
Prime Mortgage Trust 2005-2			2.25%, 12/20/2033 (c)	266	260
5.25%, 7/25/2020	54	55	MVW Owner Trust 2018-1
Provident Funding Mortgage Loan Trust 2005-			3.45%, 1/21/2036(c),(g)	500	500
1			OneMain Financial Issuance Trust 2015-2
2.67%, 5/25/2035	129	128	2.57%, 7/18/2025(c)	92	92
1 Month LIBOR + 0.58%			PFS Financing Corp
PSMC 2018-2 Trust			2.40%, 10/17/2022 (c)	300	295
3.50%, 6/25/2048(c),(f)	497	489	2.54%, 10/15/2021 (c)	200	200
PSMC Trust			1 Month LIBOR + 0.47%
3.50%, 2/25/2048(c),(f)	479	476	2.65%, 3/15/2021(c)	750	751
RALI Series 2003-QS23 Trust			1 Month LIBOR + 0.58%
5.00%, 12/26/2018	11	11	2.67%, 7/15/2022(c)	750	751
RALI Series 2004-QS3 Trust			1 Month LIBOR + 0.60%
5.00%, 3/25/2019	7	6	3.19%, 4/17/2023(c)	250	249
RBSSP Resecuritization Trust 2009-7			RAAC Series 2006-RP2 Trust
2.36%, 6/26/2037(c)	23	22	2.34%, 2/25/2037(c)	14	14
1 Month LIBOR + 0.40%			1 Month LIBOR + 0.25%
Sequoia Mortgage Trust 2013-4			Structured Asset Investment Loan Trust 2005-
1.55%, 4/25/2043(f)	47	44	4
Sequoia Mortgage Trust 2013-8			2.75%, 5/25/2035	17	17
2.25%, 6/25/2043(f)	343	337	1 Month LIBOR + 0.66%
Sequoia Mortgage Trust 2017-1			Trafigura Securitisation Finance PLC 2017-1
3.50%, 2/25/2047(c),(f)	433	432	2.92%, 12/15/2020 (c)	1,000	1,003
Sequoia Mortgage Trust 2017-2			1 Month LIBOR + 0.85%
3.50%, 2/25/2047(c),(f)	215	212	Verizon Owner Trust 2016-1
Sequoia Mortgage Trust 2017-3			1.42%, 1/20/2021(c)	500	497
3.50%, 4/25/2047(c),(f)	391	389	Verizon Owner Trust 2016-2
Sequoia Mortgage Trust 2018-3			1.68%, 5/20/2021(c)	1,000	990
3.50%, 3/25/2048(c),(f)	289	287	Verizon Owner Trust 2017-1
Sequoia Mortgage Trust 2018-5			2.06%, 9/20/2021(c)	250	247
3.50%, 5/25/2048(c),(f)	495	489	Verizon Owner Trust 2017-2
Sequoia Mortgage Trust 2018-6			1.92%, 12/20/2021 (c)	750	739
4.00%, 7/25/2048(c),(f)	212	214	Verizon Owner Trust 2017-3
		$7,258	2.06%, 4/20/2022(c)	300	295
Oil & Gas - 1.91%			Verizon Owner Trust 2018-1
BP Capital Markets PLC			2.82%, 9/20/2022(c)	500	498
2.75%, 5/10/2023	185	179	Volvo Financial Equipment LLC Series 2018-
4.75%, 3/10/2019	423	429	1
Chevron Corp			2.26%, 9/15/2020(c)	250	249
2.80%, 3/3/2022	250	253
3 Month LIBOR + 0.48%
2.90%, 3/3/2024	250	243

See accompanying notes.

Schedule of Investments
Short-Term Income Account
June 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Other Asset Backed Securities (continued)			Semiconductors - 1.12%
Volvo Financial Equipment Master Owner			Broadcom Corp / Broadcom Cayman Finance
Trust 2017-A			Ltd
2.57%, 11/15/2022 (c)	$250	$251	2.38%, 1/15/2020		$600	$592
1 Month LIBOR + 0.50%			3.00%, 1/15/2022		200	195
		$9,195	Microchip Technology Inc
Packaging & Containers - 0.22%			3.92%, 6/1/2021(c)		100	100
Packaging Corp of America			4.33%, 6/1/2023(c)		200	200
2.45%, 12/15/2020	200	196	QUALCOMM Inc
WestRock Co			1.85%, 5/20/2019		400	400
3.00%, 9/15/2024(c)	150	142	3.09%, 1/30/2023		250	249
		$338	3 Month LIBOR + 0.73%
Pharmaceuticals - 1.21%						$1,736
AbbVie Inc			Software - 0.70%
2.30%, 5/14/2021	200	194	Microsoft Corp
2.50%, 5/14/2020	336	332	1.10%, 8/8/2019		250	246
Bayer US Finance II LLC			1.85%, 2/12/2020		400	395
3.35%, 12/15/2023 (c)	250	250	Oracle Corp
3 Month LIBOR + 1.01%			1.90%, 9/15/2021		200	190
3.50%, 6/25/2021(c)	250	250	2.25%, 10/8/2019		250	249
3.88%, 12/15/2023 (c)	200	200				$1,080
CVS Health Corp			Student Loan Asset Backed Securities - 4.60%
3.13%, 3/9/2020	300	300	Keycorp Student Loan Trust 2000-b
3.35%, 3/9/2021	100	100	2.06%, 7/25/2029		550	546
Mead Johnson Nutrition Co			3 Month LIBOR + 0.31%
3.00%, 11/15/2020	250	249	KeyCorp Student Loan Trust 2003-A
		$1,875	2.89%, 1/25/2037		653	634
Pipelines - 2.19%			3 Month LIBOR + 0.53%
Buckeye Partners LP			KeyCorp Student Loan Trust 2004-A
2.65%, 11/15/2018	649	648	2.90%, 1/27/2042		146	146
4.15%, 7/1/2023	400	395	3 Month LIBOR + 0.53%
Columbia Pipeline Group Inc			KeyCorp Student Loan Trust 2006-A
3.30%, 6/1/2020	168	167	2.60%, 9/27/2035		426	426
Florida Gas Transmission Co LLC			3 Month LIBOR + 0.31%
3.88%, 7/15/2022(c)	250	252	Navient Private Education Loan Trust 2014-
7.90%, 5/15/2019(c)	559	582	CT
Kinder Morgan Inc/DE			2.77%, 9/16/2024(c)		118	118
3.63%, 1/15/2023	500	508	1 Month LIBOR + 0.70%
3 Month LIBOR + 1.28%			Navient Private Education Loan Trust 2017-
TransCanada PipeLines Ltd			A
4.55%, 5/15/2067	900	842	2.47%, 12/16/2058 (c)		128	128
3 Month LIBOR + 2.21%			1 Month LIBOR + 0.40%
		$3,394	Navient Private Education Loan Trust 2018-
REITs - 1.11%			B
			2.42%, 12/15/2059 (c)		250	250
Alexandria Real Estate Equities Inc			1 Month LIBOR + 0.35%
2.75%, 1/15/2020	510	506
3.90%, 6/15/2023	100	100	Navient Private Education Refi Loan Trust
Digital Realty Trust LP			2018	-A
			2.53%, 2/18/2042(c)		438	434
3.40%, 10/1/2020	300	300
Healthcare Realty Trust Inc			SLM Private Credit Student Loan Trust 2002-
3.75%, 4/15/2023	365	359	A
Hospitality Properties Trust			2.89%, 12/16/2030		428	427
4.50%, 6/15/2023	200	201	3 Month LIBOR + 0.55%
Welltower Inc			SLM Private Credit Student Loan Trust 2004-
4.95%, 1/15/2021	250	257	A
		$1,723	2.74%, 6/15/2033		158	157
Retail - 1.59%			3 Month LIBOR + 0.40%
Costco Wholesale Corp			SLM Private Credit Student Loan Trust 2004-
2.15%, 5/18/2021	800	782	B
Home Depot Inc/The			2.67%, 3/15/2024		541	540
1.80%, 6/5/2020	500	491	3 Month LIBOR + 0.33%
2.00%, 4/1/2021	200	195	SLM Private Credit Student Loan Trust 2005-
McDonald's Corp			B
2.75%, 12/9/2020	500	497	2.61%, 12/15/2023		49	49
Walmart Inc			3 Month LIBOR + 0.27%
1.75%, 10/9/2019	100	99	SLM Private Credit Student Loan Trust 2006-
1.90%, 12/15/2020	150	147	A
3.40%, 6/26/2023	250	252	2.63%, 6/15/2039		933	914
		$2,463	3 Month LIBOR + 0.29%
Savings & Loans - 0.00%
Washington Mutual Bank / Henderson NV
0.00%, 1/15/2013(g),(h),(i)	200	—

See accompanying notes.

Schedule of Investments
Short-Term Income Account
June 30, 2018 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT		Principal
BONDS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)		Amount (000's)	Value (000's)
Student Loan Asset Backed Securities (continued)			Federal National Mortgage Association (FNMA) (continued)
SLM Private Credit Student Loan Trust 2006-				3.53%, 2/1/2037	$24	$25
B				U. S. Treasury 1-Year Note + 2.11%
2.54%, 12/15/2039	$364	$356		3.54%, 11/1/2032	3	3
3 Month LIBOR + 0.20%				U. S. Treasury 1-Year Note + 2.29%
SLM Private Education Loan Trust 2013-A				3.62%, 8/1/2034	8	9
1.77%, 5/17/2027(c)	445	443		12 Month LIBOR + 1.63%
SLM Private Education Loan Trust 2013-B				3.62%, 1/1/2035	11	12
1.85%, 6/17/2030(c)	200	199		12 Month LIBOR + 1.75%
SMB Private Education Loan Trust 2016-C				3.66%, 4/1/2033	42	43
2.62%, 11/15/2023 (c)	203	203		6 Month LIBOR + 1.51%
1 Month LIBOR + 0.55%				3.70%, 2/1/2035	3	3
SMB Private Education Loan Trust 2017-A				6 Month LIBOR + 2.07%
2.52%, 6/17/2024(c)	171	171		3.88%, 12/1/2033	12	13
1 Month LIBOR + 0.45%				6 Month LIBOR + 2.25%
SMB Private Education Loan Trust 2017-B				4.25%, 11/1/2035	1	1
2.34%, 6/17/2024(c)	491	490		Cost of funds for the 11th District of San Francisco + 1.27%
1 Month LIBOR + 0.27%				8.00%, 5/1/2027	7	7
SMB Private Education Loan Trust 2018-A						$142
2.42%, 3/16/2026(c)	213	214	Government National Mortgage Association (GNMA) - 0.00%
1 Month LIBOR + 0.35%				9.00%, 12/15/2020	1	1
SMB Private Education Loan Trust 2018-B				10.00%, 6/15/2020	1	—
2.40%, 12/16/2024 (c)	300	300		10.00%, 5/15/2020	2	3
1 Month LIBOR + 0.32%						$4
		$7,145	U.S. Treasury - 0.78%
Telecommunications - 3.17%				1.88%, 8/31/2022	1,250	1,209
AT&T Inc
3.25%, 2/15/2023(c)	250	252	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
3 Month LIBOR + 0.89%			OBLIGATIONS			$1,370
3.60%, 2/17/2023	1,000	985	Total Investments			$154,585
Cisco Systems Inc			Other Assets and Liabilities - 0.46%			$711
2.20%, 2/28/2021	250	245	TOTAL NET ASSETS - 100.00%			$155,296
4.95%, 2/15/2019	500	507
Crown Castle Towers LLC
3.22%, 5/15/2022(c)	75	74	(a)	Affiliated Security. Security is either an affiliate (and registered under the
4.88%, 8/15/2040(c)	265	272		Investment Company Act of 1940) or an affiliate as defined by the
Sprint Spectrum Co LLC / Sprint Spectrum Co				Investment Company Act of 1940 (the Fund controls 5.0% or more of the
II LLC / Sprint Spectrum Co III LLC				outstanding voting shares of the security). Please see affiliated sub-
3.36%, 3/20/2023(c)	609	603		schedule for transactional information.
4.74%, 3/20/2025(c)	950	943	(b)	Current yield shown is as of period end.
Verizon Communications Inc			(c)	Security exempt from registration under Rule 144A of the Securities Act of
2.88%, 5/22/2020	200	201		1933. These securities may be resold in transactions exempt from
3 Month LIBOR + 0.55%				registration, normally to qualified institutional buyers. At the end of the
Vodafone Group PLC				period, the value of these securities totaled $44,533 or 28.68% of net
3.29%, 1/16/2024	450	448		assets.
3 Month LIBOR + 0.99%			(d)	Rate shown is the rate in effect as of period end. The rate may be based on
3.75%, 1/16/2024	150	149		a fixed rate and may convert to a variable rate or floating rate in the
4.13%, 5/30/2025	250	249		future.
		$4,928	(e)	Security is an Interest Only Strip.
Transportation - 1.13%			(f)	Certain variable rate securities are not based on a published reference
Ryder System Inc				rate and spread but are determined by the issuer or agent and are based
2.25%, 9/1/2021	200	193		on current market conditions. These securities do not indicate a reference
2.45%, 11/15/2018	205	205		rate and spread in their description.
3.75%, 6/9/2023	200	200	(g)	Fair value of these investments is determined in good faith by the Manager
Union Pacific Corp				under procedures established and periodically reviewed by the Board of
3.20%, 6/8/2021	250	251		Directors. Certain inputs used in the valuation may be unobservable;
3.50%, 6/8/2023	250	250		however, each security is evaluated individually for purposes of ASC 820
United Parcel Service Inc				which results in not all securities being identified as Level 3 of the fair
2.76%, 4/1/2023	650	652		value hierarchy. At the end of the period, the fair value of these securities
3 Month LIBOR + 0.45%				totaled $895 or 0.58% of net assets.
		$1,751	(h)	Non-income producing security
TOTAL BONDS		$150,733	(i)	The value of these investments was determined using significant
U.S. GOVERNMENT & GOVERNMENT	Principal			unobservable inputs.
AGENCY OBLIGATIONS - 0.88%	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.01%
3.74%, 9/1/2035	$14	$15
U.S. Treasury 1-Year Note + 2.25%

Federal National Mortgage Association (FNMA) - 0.09%
3.40%, 7/1/2034	21	22
12 Month LIBOR + 1.64%
3.52%, 12/1/2032	4	4
12 Month LIBOR + 1.64%

See accompanying notes.

Schedule of Investments
Short-Term Income Account
June 30, 2018 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		26.94%
Asset Backed Securities		21.39%
Government		9.99%
Consumer, Non-cyclical		6.63%
Industrial		6.27%
Mortgage Securities		5.97%
Communications		4.54%
Energy		4.26%
Consumer, Cyclical		4.10%
Utilities		4.09%
Technology		3.18%
Investment Companies		1.60%
Basic Materials		0.58%
Other Assets and Liabilities		0.46%
TOTAL NET ASSETS		100.00%

Affiliated Securities	December 31, 2017		Purchases		Sales	June 30, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.72%		$2,438		$32,617	$32,573	$2,482
		$2,438		$32,617	$32,573	$2,482

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.72%	$19		$—		$—	$—
	$19		$—		$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments SmallCap Account June 30, 2018 (unaudited)

COMMON STOCKS - 98.31%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 0.93%			Electric (continued)
Esterline Technologies Corp (a)	27,220	$2,009	Portland General Electric Co	62,000	$2,651
					$5,233
Automobile Parts & Equipment - 1.39%			Electrical Components & Equipment - 1.11%
Modine Manufacturing Co (a)	49,900	911	Advanced Energy Industries Inc (a)	33,160	1,926
Visteon Corp (a)	16,300	2,106	nLight Inc (a)	14,546	481
		$3,017			$2,407
Banks - 11.09%			Electronics - 3.70%
Cadence BanCorp	63,900	1,845	II-VI Inc (a)	45,700	1,985
Cathay General Bancorp	63,020	2,552	Itron Inc (a)	17,350	1,042
CenterState Bank Corp	89,350	2,664	SYNNEX Corp	23,800	2,297
First Commonwealth Financial Corp	108,080	1,676	Vishay Intertechnology Inc	116,330	2,699
First Interstate BancSystem Inc	17,180	725			$8,023
First Merchants Corp	26,500	1,230	Engineering & Construction - 2.01%
Guaranty Bancorp	25,490	760	MasTec Inc (a)	56,540	2,870
Lakeland Bancorp Inc	23,750	471	Tutor Perini Corp (a)	81,100	1,496
Sandy Spring Bancorp Inc	38,900	1,595			$4,366
TCF Financial Corp	53,500	1,317	Entertainment - 3.74%
Umpqua Holdings Corp	118,600	2,679	Eldorado Resorts Inc (a)	64,300	2,514
Union Bankshares Corp	42,400	1,649	Golden Entertainment Inc (a)	50,000	1,349
United Community Banks Inc/GA	67,420	2,068	Live Nation Entertainment Inc (a)	33,941	1,649
Valley National Bancorp	230,500	2,803	Vail Resorts Inc	9,470	2,597
		$24,034			$8,109
Biotechnology - 3.83%			Environmental Control - 2.34%
Acceleron Pharma Inc (a)	19,700	956	AquaVenture Holdings Ltd (a)	16,440	256
Aratana Therapeutics Inc (a)	55,800	237	Energy Recovery Inc (a)	48,610	393
Bellicum Pharmaceuticals Inc (a)	56,800	419
Bluebird Bio Inc (a)	3,500	549	MSA Safety Inc	23,100	2,225
Denali Therapeutics Inc (a)	30,300	462	Tetra Tech Inc	37,530	2,196
DNIB Unwind Inc - Warrants (a),(b),(c)	1,938	—			$5,070
ElectroCore LLC (a)	7,988	132	Food - 1.34%
			Darling Ingredients Inc (a)	145,566	2,894
Exact Sciences Corp (a)	12,100	724
FibroGen Inc (a)	17,600	1,102
Insmed Inc (a)	20,340	481	Gas - 1.17%
MacroGenics Inc (a)	29,800	615	Southwest Gas Holdings Inc	33,350	2,544
Magenta Therapeutics Inc (a)	40,800	551
PolarityTE Inc (a)	15,100	355	Healthcare - Products - 2.00%
			Intersect ENT Inc (a)	18,680	699
Sage Therapeutics Inc (a)	1,650	258
			K2M Group Holdings Inc (a)	42,810	963
Seattle Genetics Inc (a)	11,952	794
			Nevro Corp (a)	22,640	1,808
Spark Therapeutics Inc (a)	8,155	675
			STAAR Surgical Co (a)	27,700	859
		$8,310			$4,329
Chemicals - 3.19%			Healthcare - Services - 3.09%
Cabot Corp	33,860	2,092	Encompass Health Corp	49,900	3,379
KMG Chemicals Inc	28,170	2,078	Natera Inc (a)	21,300	401
Univar Inc (a)	104,400	2,739
			Neuronetics Inc (a)	2,172	58
		$6,909	Syneos Health Inc (a)	46,560	2,183
Commercial Services - 6.73%			Teladoc Inc (a)	11,470	666
AMN Healthcare Services Inc (a)	57,380	3,363
ASGN Inc (a)	24,140	1,888			$6,687
			Home Builders - 1.47%
Brink's Co/The	33,850	2,700	Taylor Morrison Home Corp (a)	109,650	2,279
ICF International Inc	24,100	1,712	William Lyon Homes (a)	39,060	906
K12 Inc (a)	38,260	626
Korn/Ferry International	45,070	2,791			$3,185
Medifast Inc	6,040	967	Insurance - 2.23%
SP Plus Corp (a)	14,500	539	American Equity Investment Life Holding Co	47,200	1,699
			First American Financial Corp	2,370	123
		$14,586	Hanover Insurance Group Inc/The	15,339	1,834
Computers - 3.13%			MGIC Investment Corp (a)	110,300	1,182
CACI International Inc (a)	19,950	3,363
ExlService Holdings Inc (a)	28,410	1,608			$4,838
PlayAGS Inc (a)	35,900	972	Internet - 1.26%
			Carvana Co (a)	65,880	2,741
Sykes Enterprises Inc (a)	29,160	839

		$6,782	Iron & Steel - 0.85%
Consumer Products - 0.59%			Reliance Steel & Aluminum Co	8,310	728
Central Garden & Pet Co - A Shares (a)	31,470	1,274
			Steel Dynamics Inc	24,050	1,105
					$1,833
Diversified Financial Services - 2.93%			Leisure Products & Services - 1.44%
BGC Partners Inc	111,580	1,263	Planet Fitness Inc (a)	70,860	3,114
Enova International Inc (a)	17,370	635
Houlihan Lokey Inc	25,220	1,291
Moelis & Co	28,300	1,660	Lodging - 1.26%
Piper Jaffray Cos	19,530	1,501	Extended Stay America Inc	126,500	2,734
		$6,350
Electric - 2.41%
PNM Resources Inc	66,380	2,582

See accompanying notes.

Schedule of Investments SmallCap Account June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Machinery - Diversified - 0.78%			Software (continued)
Gates Industrial Corp PLC (a)	103,310	$1,681	Smartsheet Inc (a)	18,454	$479
					$10,332
Metal Fabrication & Hardware - 1.24%			Telecommunications - 2.31%
Rexnord Corp (a)	92,780	2,696	NETGEAR Inc (a)	29,730	1,858
			Plantronics Inc	37,700	2,875
Mining - 0.28%			Switch Inc	23,210	282
Alcoa Corp (a)	13,040	611
					$5,015
			TOTAL COMMON STOCKS		$213,138
Miscellaneous Manufacturers - 1.47%			INVESTMENT COMPANIES - 1.43%	Shares Held	Value (000's)
Hillenbrand Inc	33,450	1,577	Money Market Funds - 1.43%
Trinseo SA	22,630	1,606	Principal Government Money Market Fund	3,099,704	3,100
		$3,183	1.72%(d),(e)
Oil & Gas - 3.54%
Carrizo Oil & Gas Inc (a)	54,300	1,512
			TOTAL INVESTMENT COMPANIES		$3,100
Delek US Holdings Inc	47,900	2,403
Oasis Petroleum Inc (a)	69,580	903	Total Investments		$216,238
Resolute Energy Corp (a)	27,930	871	Other Assets and Liabilities - 0.26%		$561
Ring Energy Inc (a)	61,120	771	TOTAL NET ASSETS - 100.00%		$216,799
Whiting Petroleum Corp (a)	23,100	1,218
		$7,678	(a) Non-income producing security
Oil & Gas Services - 1.57%			(b)	The value of these investments was determined using significant
Mammoth Energy Services Inc (a)	51,400	1,745
Pioneer Energy Services Corp (a)	158,900	930	unobservable inputs.
Select Energy Services Inc (a)	50,590	735	(c)		Fair value of these investments is determined in good faith by the Manager
			under procedures established and periodically reviewed by the Board of
		$3,410	Directors. Certain inputs used in the valuation may be unobservable;
Packaging & Containers - 0.69%			however, each security is evaluated individually for purposes of ASC 820
Graphic Packaging Holding Co	103,700	1,505	which results in not all securities being identified as Level 3 of the fair
			value hierarchy. At the end of the period, the fair value of these securities
Pharmaceuticals - 3.80%			totaled $0 or 0.00% of net assets.
Array BioPharma Inc (a)	42,670	716	(d)		Affiliated Security. Security is either an affiliate (and registered under the
Clovis Oncology Inc (a)	11,080	504	Investment Company Act of 1940) or an affiliate as defined by the
DexCom Inc (a)	8,930	848	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Horizon Pharma Plc (a)	63,850	1,057	outstanding voting shares of the security). Please see affiliated sub-
Neurocrine Biosciences Inc (a)	8,800	865	schedule for transactional information.
PRA Health Sciences Inc (a)	17,800	1,662	(e) Current yield shown is as of period end.
Prestige Brands Holdings Inc (a)	52,200	2,003
Revance Therapeutics Inc (a)	21,400	587
		$8,242
Private Equity - 0.37%			Portfolio Summary (unaudited)
Victory Capital Holdings Inc (a)	76,400	808	Sector		Percent
			Financial		23.27%
REITs - 6.24%			Consumer, Non-cyclical		21.38%
Agree Realty Corp	45,620	2,407	Industrial		14.27%
Brandywine Realty Trust	159,300	2,689	Consumer, Cyclical		13.14%
First Industrial Realty Trust Inc	90,470	3,016	Technology		9.67%
LaSalle Hotel Properties	11,200	383	Energy		5.11%
Pebblebrook Hotel Trust	77,500	3,007	Basic Materials		4.32%
Tier REIT Inc	37,500	892	Utilities		3.58%
Two Harbors Investment Corp	72,260	1,142	Communications		3.57%
		$13,536	Investment Companies		1.43%
Retail - 3.84%			Other Assets and Liabilities		0.26%
BJ's Wholesale Club Holdings Inc (a)	68,980	1,631	TOTAL NET ASSETS		100.00%
Caleres Inc	83,830	2,883
GMS Inc (a)	95,700	2,593
Ruth's Hospitality Group Inc	43,540	1,221
		$8,328
Savings & Loans - 0.41%
Berkshire Hills Bancorp Inc	22,100	897

Semiconductors - 1.77%
Aquantia Corp (a)	34,630	401
Entegris Inc	101,350	3,437
		$3,838
Software - 4.77%
Alteryx Inc (a)	13,610	519
Apptio Inc (a)	20,020	725
Aspen Technology Inc (a)	27,800	2,578
Blackbaud Inc	29,610	3,034
Ceridian HCM Holding Inc (a)	7,578	252
Manhattan Associates Inc (a)	21,940	1,031
MongoDB Inc (a)	14,140	702
Pluralsight Inc (a)	15,479	378
SendGrid Inc (a)	23,900	634

See accompanying notes.

Schedule of Investments
SmallCap Account
June 30, 2018 (unaudited)

Affiliated Securities	December 31, 2017		Purchases		Sales	June 30, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.72%		$2,243		$27,859	$27,002	$3,100
		$2,243		$27,859	$27,002	$3,100

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.72%	$18		$—		$—	$—
	$18		$—		$—	$—
Amounts in thousands

See accompanying notes.

Glossary to the Schedule of Investments
June 30, 2018 (unaudited)

Currency Abbreviations
USD/$	United States Dollar

See accompanying notes.

(This page intentionally left blank)

		FINANCIAL HIGHLIGHTS
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
BOND MARKET INDEX ACCOUNT
Class 1 shares
2018	(c)	$10.39	$0.12	($0.30)	($0.18)	$–	$–	$–
2017		10.25	0.22	0.11	0.33	(0.19)	–	(0.19)
2016		10.20	0.19	0.05	0.24	(0.19)	–	(0.19)
2015		10.34	0.18	(0.17)	0.01	(0.15)	–	(0.15)
2014		9.88	0.17	0.40	0.57	(0.11)	–	(0.11)
2013		10.21	0.13	(0.39)	(0.26)	(0.07)	–	(0.07)
CORE PLUS BOND ACCOUNT
Class 1 shares
2018	(c)	11.35	0.18	(0.42)	(0.24)	–	–	–
2017		11.15	0.35	0.18	0.53	(0.33)	–	(0.33)
2016		11.05	0.32	0.14	0.46	(0.36)	–	(0.36)
2015		11.46	0.32	(0.37)	(0.05)	(0.36)	–	(0.36)
2014		11.24	0.31	0.28	0.59	(0.37)	–	(0.37)
2013		11.74	0.32	(0.43)	(0.11)	(0.39)	–	(0.39)
Class 2 shares
2018	(c)	11.28	0.16	(0.41)	(0.25)	–	–	–
2017		11.11	0.32	0.18	0.50	(0.33)	–	(0.33)
2016		11.03	0.29	0.14	0.43	(0.35)	–	(0.35)
2015	(g)	11.62	0.19	(0.42)	(0.23)	(0.36)	–	(0.36)
DIVERSIFIED BALANCED ACCOUNT
Class 1 shares
2018	(c)	15.98	–	0.06	0.06	–	–	–
2017	(i)	15.36	0.45	0.65	1.10	(0.26)	(0.22)	(0.48)
Class 2 shares
2018	(c)	15.99	(0.02)	0.06	0.04	–	–	–
2017		14.76	0.35	1.32	1.67	(0.22)	(0.22)	(0.44)
2016		14.11	0.22	0.75	0.97	(0.18)	(0.14)	(0.32)
2015		14.39	0.19	(0.17)	0.02	(0.14)	(0.16)	(0.30)
2014		13.66	0.16	0.85	1.01	(0.13)	(0.15)	(0.28)
2013		12.28	0.15	1.43	1.58	(0.04)	(0.16)	(0.20)

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Gross		Ratio of Net		Portfolio
Value, End	Total		Period (in	to Average Net		Expenses to Average		Investment Income to		Turnover
of Period	Return(b)		thousands)	Assets		Net Assets		Average Net Assets		Rate

$10.21	(1.73)%	(d)	$2,443,364	0.15%(e),(f)		–%		2.43	%(e)	124.0	%(e)
10.39	3.27		2,448,068	0.23	(f)	–		2.10		108.9
10.25	2.29		2,184,608	0.25		–		1.86		118.5
10.20	0.13		1,937,655	0.25		–		1.77		154.0
10.34	5.75		1,734,803	0.26		–		1.68		195.7
9.88	(2.56)		1,264,213	0.26		–		1.26		225.8

11.11	(2.11	) (d)	284,234	0.47	(e)	–		3.21	(e)	129.6	(e)
11.35	4.81		293,662	0.46		–		3.08		123.5
11.15	4.09		292,436	0.46		–		2.79		155.1
11.05	(0.48)		290,032	0.46		–		2.80		177.2
11.46	5.24		321,735	0.45		–		2.74		205.6
11.24	(0.86)		316,177	0.45		–		2.79		204.8

11.03	(2.22	) (d)	804	0.72	(e)	–		2.97	(e)	129.6	(e)
11.28	4.50		592	0.71		–		2.80		123.5
11.11	3.82		232	0.71		–		2.55		155.1
11.03	(2.03	) (d)	28	0.71	(e)	–		2.58	(e)	177.2	(e)

16.04	0.38	(d)	40,512	0.05 (e)	,(h)	0.05 (e)	,(h)	(0.05	) (e)	9.7	(e)
15.98	7.27	(d)	42,702	0.05 (e)	,(h)	0.05 (e)	,(h)	4.27	(e)	13.9	(e)

16.03	0.25	(d)	1,069,991	0.30 (e)	,(h)	0.30 (e)	,(h),(j)	(0.30	) (e)	9.7	(e)
15.99	11.43		1,131,373	0.30	(h)	0.30 (h)	,(j)	2.27		13.9
14.76	6.90		1,099,647	0.30	(h)	0.30 (h)	,(j)	1.51		14.1
14.11	0.16		1,031,111	0.30	(h)	0.30 (h)	,(j)	1.29		14.3
14.39	7.41		1,011,106	0.30	(h)	0.30 (h)	,(j)	1.11		9.0
13.66	12.95		856,784	0.30	(h)	0.30 (h)	,(j)	1.16		10.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from May 1, 2015 date operations commenced, through December 31, 2015.
(h)	Does not include expenses of the investment companies in which the Account invests.
(i)	Period from May 1, 2017 date operations commenced, through December 31, 2017.
(j)	Excludes expense reimbursement from Manager.

See accompanying notes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
DIVERSIFIED BALANCED MANAGED VOLATILITY ACCOUNT
Class 2 shares
2018	(c)	$12.25	($0.02)	$0.04	$0.02	$–	$–	$–
2017		11.27	0.43	0.78	1.21	(0.15)	(0.08)	(0.23)
2016		10.72	0.16	0.53	0.69	(0.08)	(0.06)	(0.14)
2015		10.88	0.10	(0.09)	0.01	(0.09)	(0.08)	(0.17)
2014		10.18	0.27	0.43	0.70	–	–	–
2013	(h)	10.00	0.13	0.05	0.18	–	–	–
DIVERSIFIED BALANCED VOLATILITY CONTROL ACCOUNT
Class 2 shares
2018	(c)	10.80	–	(0.07)	(0.07)	–	–	–
2017	(j)	10.00	0.27	0.53	0.80	–	–	–
DIVERSIFIED GROWTH ACCOUNT
Class 2 shares
2018	(c)	17.66	(0.03)	0.18	0.15	–	–	–
2017		15.93	0.43	1.79	2.22	(0.23)	(0.26)	(0.49)
2016		15.08	0.24	0.98	1.22	(0.19)	(0.18)	(0.37)
2015		15.40	0.21	(0.18)	0.03	(0.16)	(0.19)	(0.35)
2014		14.60	0.19	0.94	1.13	(0.14)	(0.19)	(0.33)
2013		12.54	0.20	2.04	2.24	(0.06)	(0.12)	(0.18)
DIVERSIFIED GROWTH MANAGED VOLATILITY ACCOUNT
Class 2 shares
2018	(c)	12.72	(0.02)	0.12	0.10	–	–	–
2017		11.46	0.52	0.99	1.51	(0.15)	(0.10)	(0.25)
2016		10.79	0.16	0.66	0.82	(0.07)	(0.08)	(0.15)
2015		10.99	0.09	(0.08)	0.01	(0.11)	(0.10)	(0.21)
2014		10.27	0.31	0.41	0.72	–	–	–
2013	(h)	10.00	0.26	0.01	0.27	–	–	–
DIVERSIFIED GROWTH VOLATILITY CONTROL ACCOUNT
Class 2 shares
2018	(c)	10.97	0.01	(0.05)	(0.04)	–	–	–
2017	(j)	10.00	0.30	0.67	0.97	–	–	–

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Gross		Ratio of Net		Portfolio
Value, End			Period (in	to Average Net		Expenses to Average		Investment Income to		Turnover
of Period	Total Return(b)		thousands)	Assets		Net Assets		Average Net Assets		Rate

$12.27	0.16	%(d)	$174,779	0.31%(e),(f),(g)		–%		(0.31)	%(e)	11.1	%(e)
12.25	10.90		181,005	0.31 (f)	,(g)	–		3.65		13.6
11.27	6.42		168,756	0.31 (f)	,(g)	–		1.48		13.6
10.72	0.01		138,384	0.31 (f)	,(g)	–		0.90		14.1
10.88	6.89		84,527	0.31 (f)	,(g)	–		2.54		8.1
10.18	1.80	(d)	887	0.31 (e)	,(f),(g)	–		7.97	(e)	6.6	(e)

10.73	(0.74) (d),(i)		54,636	0.38 (e)	,(f),(g)	–		0.04	(e)	86.9	(e)
10.80	8.10 (d)	,(i)	36,522	0.39 (e)	,(g)	–		3.36	(e)	8.0	(e)

17.81	0.79 (d)	,(i)	3,847,081	0.30 (e)	,(g)	0.30 (e)	,(g),(k)	(0.30	) (e)	9.0	(e)
17.66	14.21	(i)	3,945,713	0.30	(g)	0.30 (g)	,(k)	2.52		10.9
15.93	8.14		3,588,901	0.30	(g)	0.30 (g)	,(k)	1.53		11.1
15.08	0.17		3,201,495	0.30	(g)	0.30 (g)	,(k)	1.37		10.7
15.40	7.83		2,880,722	0.30	(g)	0.30 (g)	,(k)	1.25		7.1
14.60	17.95		2,202,857	0.30	(g)	0.30 (g)	,(k)	1.49		7.7

12.82	0.86 (d)	,(i)	349,936	0.30 (e)	,(f),(g)	–		(0.30	) (e)	11.5	(e)
12.72	13.34		355,062	0.30 (f)	,(g)	–		4.30		12.5
11.46	7.56		313,672	0.30 (f)	,(g)	–		1.49		11.7
10.79	0.06		252,611	0.30 (f)	,(g)	–		0.82		11.5
10.99	7.06		151,672	0.31 (f)	,(g)	–		2.92		8.0
10.27	2.70	(d)	3,988	0.31 (e)	,(f),(g)	–		15.10	(e)	127.3	(e)

10.93	(0.36	) (d)	295,798	0.37 (e)	,(f),(g)	–		0.09	(e)	97.8	(e)
10.97	9.70	(d)	171,769	0.38 (e)	,(g)	–		3.80	(e)	0.9	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Does not include expenses of the investment companies in which the Account invests.
(h)	Period from October 31, 2013 date operations commenced, through December 31, 2013.
(i)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(j)	Period from March 30, 2017 date operations commenced, through December 31, 2017.
(k)	Excludes expense reimbursement from Manager.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
DIVERSIFIED INCOME ACCOUNT
Class 2 shares
2018	(c)	$13.12	($0.02)	($0.02)	($0.04)	$–	$–	$–
2017		12.34	0.26	0.82	1.08	(0.18)	(0.12)	(0.30)
2016		11.87	0.19	0.47	0.66	(0.12)	(0.07)	(0.19)
2015		12.03	0.15	(0.12)	0.03	(0.10)	(0.09)	(0.19)
2014		11.38	0.12	0.66	0.78	(0.06)	(0.07)	(0.13)
2013		10.54	0.11	0.75	0.86	(0.01)	(0.01)	(0.02)
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2018	(c)	17.01	0.22	(0.89)	(0.67)	–	–	–
2017		13.42	0.21	3.67	3.88	(0.29)	–	(0.29)
2016		13.68	0.24	(0.18)	0.06	(0.32)	–	(0.32)
2015		14.08	0.26	(0.29)	(0.03)	(0.37)	–	(0.37)
2014		14.87	0.24	(0.70)	(0.46)	(0.33)	–	(0.33)
2013		12.89	0.24	2.09	2.33	(0.35)	–	(0.35)
Class 2 shares
2018	(c)	17.14	0.20	(0.90)	(0.70)	–	–	–
2017		13.52	0.17	3.71	3.88	(0.26)	–	(0.26)
2016		13.78	0.20	(0.18)	0.02	(0.28)	–	(0.28)
2015		14.19	0.21	(0.29)	(0.08)	(0.33)	–	(0.33)
2014		14.97	0.21	(0.70)	(0.49)	(0.29)	–	(0.29)
2013		12.96	0.22	2.10	2.32	(0.31)	–	(0.31)
EQUITY INCOME ACCOUNT
Class 1 shares
2018	(c)	26.08	0.30	(0.36)	(0.06)	–	–	–
2017		23.20	0.56	4.14	4.70	(0.58)	(1.24)	(1.82)
2016		21.67	0.57	2.77	3.34	(0.64)	(1.17)	(1.81)
2015		23.12	0.58	(1.46)	(0.88)	(0.57)	–	(0.57)
2014		21.00	0.57	2.09	2.66	(0.54)	–	(0.54)
2013		17.03	0.54	4.04	4.58	(0.61)	–	(0.61)
Class 2 shares
2018	(c)	25.87	0.27	(0.36)	(0.09)	–	–	–
2017		23.03	0.49	4.11	4.60	(0.52)	(1.24)	(1.76)
2016		21.52	0.51	2.75	3.26	(0.58)	(1.17)	(1.75)
2015		22.96	0.52	(1.45)	(0.93)	(0.51)	–	(0.51)
2014		20.87	0.51	2.07	2.58	(0.49)	–	(0.49)
2013		16.92	0.49	4.02	4.51	(0.56)	–	(0.56)

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Gross		Ratio of Net		Portfolio
Value, End	Total		Period (in	to Average Net		Expenses to Average		Investment Income to		Turnover
of Period	Return(b)		thousands)	Assets		Net Assets		Average Net Assets		Rate

$13.08	(0.30)	%(d)	$253,452	0.30%(e),(f)		0.30%(e),(f),(g)		(0.30	)%(e)	18.3	%(e)
13.12	8.81		268,135	0.30	(f)	0.30 (f)	,(g)	2.06		21.2
12.34	5.56		254,001	0.30	(f)	0.30 (f)	,(g)	1.56		19.3
11.87	0.16		198,762	0.30	(f)	0.30 (f)	,(g)	1.25		20.1
12.03	6.89		168,562	0.31	(f)	0.31 (f)	,(g)	1.06		18.7
11.38	8.14		112,037	0.31	(f)	0.31 (f)	,(g)	0.96		27.0

16.34	(3.94	) (d)	280,253	0.90	(e)	–		2.54	(e)	64.3	(e)
17.01	29.06		292,975	0.91		–		1.37		42.8
13.42	0.36		243,997	0.91		–		1.77		56.8
13.68	(0.35)		273,300	0.88		–		1.80		48.2
14.08	(3.21)		429,194	0.86		–		1.64		62.1
14.87	18.40		501,094	0.87		–		1.78		79.5

16.44	(4.08	) (d)	2,261	1.15	(e)	–		2.37	(e)	64.3	(e)
17.14	28.79		1,868	1.16		–		1.10		42.8
13.52	0.11		1,362	1.16		–		1.50		56.8
13.78	(0.65)		1,360	1.13		–		1.47		48.2
14.19	(3.41)		1,266	1.11		–		1.38		62.1
14.97	18.18		1,458	1.12		–		1.61		79.5

26.02	(0.23	) (d)	559,734	0.49	(e)	–		2.35	(e)	13.6	(e)
26.08	21.08		572,629	0.50		–		2.26		15.9
23.20	15.72		525,829	0.50		–		2.54		17.1
21.67	(3.93)		513,126	0.49		–		2.54		10.7
23.12	12.80		599,407	0.48		–		2.57		11.6
21.00	27.30		630,542	0.48		–		2.83		18.0

25.78	(0.35	) (d)	26,210	0.74	(e)	–		2.09	(e)	13.6	(e)
25.87	20.77		27,469	0.75		–		2.00		15.9
23.03	15.43		24,197	0.75		–		2.29		17.1
21.52	(4.15)		23,215	0.74		–		2.29		10.7
22.96	12.46		25,491	0.73		–		2.32		11.6
20.87	27.02		24,810	0.73		–		2.58		18.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Account invests.
(g)	Excludes expense reimbursement from Manager.

See accompanying notes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2018	(c)	$9.76	$0.12	($0.20)	($0.08)	$–	$–	$–
2017		9.98	0.31	(0.12)	0.19	(0.41)	–	(0.41)
2016		10.16	0.33	(0.14)	0.19	(0.37)	–	(0.37)
2015		10.44	0.27	(0.19)	0.08	(0.35)	(0.01)	(0.36)
2014		10.33	0.27	0.25	0.52	(0.41)	–	(0.41)
2013		10.87	0.27	(0.39)	(0.12)	(0.42)	–	(0.42)
Class 2 shares
2018	(c)	9.75	0.11	(0.20)	(0.09)	–	–	–
2017		9.98	0.28	(0.13)	0.15	(0.38)	–	(0.38)
2016		10.17	0.31	(0.15)	0.16	(0.35)	–	(0.35)
2015		10.45	0.25	(0.18)	0.07	(0.34)	(0.01)	(0.35)
2014		10.34	0.24	0.25	0.49	(0.38)	–	(0.38)
2013		10.88	0.25	(0.39)	(0.14)	(0.40)	–	(0.40)
INCOME ACCOUNT
Class 1 shares
2018	(c)	10.39	0.18	(0.20)	(0.02)	–	–	–
2017		10.34	0.36	0.16	0.52	(0.47)	–	(0.47)
2016		10.24	0.38	0.21	0.59	(0.49)	–	(0.49)
2015		10.78	0.39	(0.46)	(0.07)	(0.47)	–	(0.47)
2014		10.68	0.43	0.16	0.59	(0.49)	–	(0.49)
2013		11.22	0.46	(0.43)	0.03	(0.57)	–	(0.57)
Class 2 shares
2018	(c)	10.35	0.16	(0.20)	(0.04)	–	–	–
2017		10.30	0.34	0.16	0.50	(0.45)	–	(0.45)
2016		10.20	0.36	0.21	0.57	(0.47)	–	(0.47)
2015		10.73	0.36	(0.45)	(0.09)	(0.44)	–	(0.44)
2014		10.63	0.40	0.16	0.56	(0.46)	–	(0.46)
2013		11.17	0.43	(0.43)	–	(0.54)	–	(0.54)

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Net		Portfolio
Value, End			Period (in	to Average Net		Investment Income to		Turnover
of Period	Total Return(b)		thousands)	Assets		Average Net Assets		Rate

$9.68	(0.92)%(d),(e)		$227,547	0.51	%(f)	2.51	%(f)	20.1	%(f)
9.76	1.88		241,839	0.51		3.09		24.3
9.98	1.80		247,620	0.51		3.25		25.8
10.16	0.79		286,659	0.51		2.61		21.9
10.44	5.08		314,509	0.51		2.56		19.1
10.33	(1.03)		379,351	0.51		2.58		45.3

9.66	(0.92	) (d)	2,450	0.76	(f)	2.26	(f)	20.1	(f)
9.75	1.50		2,302	0.76		2.83		24.3
9.98	1.54		2,307	0.76		3.02		25.8
10.17	0.67		1,837	0.76		2.37		21.9
10.45	4.75		916	0.76		2.31		19.1
10.34	(1.30)		931	0.76		2.33		45.3

10.37	(0.19	) (d)	189,344	0.51	(f)	3.55	(f)	8.1	(f)
10.39	5.12		220,194	0.51		3.47		8.7
10.34	5.72		228,874	0.51		3.66		8.1
10.24	(0.71)		254,751	0.51		3.62		12.6
10.78	5.55		275,597	0.51		3.95		16.6
10.68	0.40		269,330	0.51		4.22		12.8

10.31	(0.39	) (d)	3,091	0.76	(f)	3.24	(f)	8.1	(f)
10.35	4.87		2,869	0.76		3.22		8.7
10.30	5.52		2,695	0.76		3.40		8.1
10.20	(0.92)		2,445	0.76		3.38		12.6
10.73	5.26		3,036	0.76		3.71		16.6
10.63	0.10		3,390	0.76		3.97		12.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f)	Computed on an annualized basis.

See accompanying notes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

			Net	Net Realized		Dividends	Total
		Net Asset Value,	Investment	and Unrealized	Total From	from Net	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Distributions	of Period
INTERNATIONAL EMERGING MARKETS ACCOUNT
Class 1 shares
2018	(c)	$19.40	$0.11	($1.53)	($1.42)	$–	$–	$17.98
2017		13.94	0.15	5.53	5.68	(0.22)	(0.22)	19.40
2016		12.88	0.14	1.08	1.22	(0.16)	(0.16)	13.94
2015		15.21	0.17	(2.25)	(2.08)	(0.25)	(0.25)	12.88
2014		15.94	0.20	(0.78)	(0.58)	(0.15)	(0.15)	15.21
2013		17.14	0.19	(1.07)	(0.88)	(0.32)	(0.32)	15.94
Class 2 shares
2018	(c)	19.29	0.12	(1.55)	(1.43)	–	–	17.86
2017		13.89	0.10	5.51	5.61	(0.21)	(0.21)	19.29
2016		12.86	0.12	1.06	1.18	(0.15)	(0.15)	13.89
2015	(i)	16.74	0.08	(3.71)	(3.63)	(0.25)	(0.25)	12.86
LARGECAP GROWTH ACCOUNT
Class 1 shares
2018	(c)	32.79	0.01	3.15	3.16	–	–	35.95
2017		24.40	0.07	8.43	8.50	(0.11)	(0.11)	32.79
2016		25.79	0.11	(1.43)	(1.32)	(0.07)	(0.07)	24.40
2015		24.60	0.06	1.17	1.23	(0.04)	(0.04)	25.79
2014		22.26	0.03	2.44	2.47	(0.13)	(0.13)	24.60
2013		16.87	0.07	5.61	5.68	(0.29)	(0.29)	22.26
Class 2 shares
2018	(c)	32.63	(0.03)	3.13	3.10	–	–	35.73
2017		24.29	(0.02)	8.40	8.38	(0.04)	(0.04)	32.63
2016		25.69	0.04	(1.42)	(1.38)	(0.02)	(0.02)	24.29
2015		24.53	–	1.16	1.16	–	–	25.69
2014		22.20	(0.03)	2.44	2.41	(0.08)	(0.08)	24.53
2013		16.83	0.02	5.59	5.61	(0.24)	(0.24)	22.20

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
					(unaudited)

					Ratio of Net
		Net Assets, End of	Ratio of Expenses		Investment Income		Portfolio
		Period (in	to Average Net		to Average Net		Turnover
Total Return(b)		thousands)	Assets		Assets		Rate

(7.27)%(d),(e)		$101,817	1.35%(f),(g)		1.13	%(f)	116.8	%(f)
40.84		114,735	1.35	(g)	0.91		98.6
9.40	(h)	85,677	1.40	(g)	1.07		115.0
(13.81)		85,434	1.37		1.18		97.3
(3.75)		103,091	1.38		1.28		106.9
(5.03)		113,305	1.39		1.19		118.2

(7.41	) (d)	1,631	1.60 (f)	,(g)	1.19	(f)	116.8	(f)
40.51		935	1.60	(g)	0.56		98.6
9.13	(h)	125	1.65	(g)	0.90		115.0
(21.81	) (d)	41	1.62	(f)	0.90	(f)	97.3	(f)

9.64	(d)	120,982	0.69	(f)	0.06	(f)	68.5	(f)
34.89		119,450	0.69		0.23		72.3
(5.13)		96,198	0.69		0.43		78.2
4.98		118,385	0.69		0.23		47.1
11.12		123,091	0.69		0.13		67.2
33.91		100,140	0.69		0.37		70.1

9.50	(d)	1,806	0.94	(f)	(0.18	) (f)	68.5	(f)
34.54		1,452	0.94		(0.06)		72.3
(5.38)		923	0.94		0.17		78.2
4.73		1,090	0.94		(0.01)		47.1
10.85		661	0.94		(0.11)		67.2
33.64	(e)	712	0.94		0.10		70.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	During 2016, the Account experienced a significant one-time gain of approximately $0.07/share as the result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(i)	Period from May 1, 2015 date operations commenced, through December 31, 2015.

See accompanying notes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
LARGECAP GROWTH ACCOUNT I
Class 1 shares
2018	(c)	$31.18	$–	$3.74	$3.74	$–	$–	$–
2017		24.55	0.01	8.13	8.14	(0.01)	(1.50)	(1.51)
2016		26.33	0.01	0.34	0.35	–	(2.13)	(2.13)
2015		28.70	0.02	2.26	2.28	(0.07)	(4.58)	(4.65)
2014		32.58	0.03	2.46	2.49	(0.04)	(6.33)	(6.37)
2013		24.77	0.04	8.75	8.79	(0.11)	(0.87)	(0.98)
Class 2 shares
2018	(c)	30.99	(0.04)	3.71	3.67	–	–	–
2017		24.46	(0.07)	8.10	8.03	–	(1.50)	(1.50)
2016		26.29	(0.05)	0.35	0.30	–	(2.13)	(2.13)
2015	(g)	30.30	(0.03)	0.67	0.64	(0.07)	(4.58)	(4.65)
LARGECAP S&P 500 INDEX ACCOUNT
Class 1 shares
2018	(c)	18.06	0.15	0.31	0.46	–	–	–
2017		15.44	0.29	2.97	3.26	(0.29)	(0.35)	(0.64)
2016		14.41	0.29	1.36	1.65	(0.25)	(0.37)	(0.62)
2015		14.63	0.27	(0.09)	0.18	(0.22)	(0.18)	(0.40)
2014		13.38	0.24	1.51	1.75	(0.18)	(0.32)	(0.50)
2013		10.34	0.22	3.07	3.29	(0.15)	(0.10)	(0.25)
Class 2 shares
2018	(c)	17.95	0.13	0.30	0.43	–	–	–
2017		15.38	0.25	2.95	3.20	(0.28)	(0.35)	(0.63)
2016		14.39	0.26	1.35	1.61	(0.25)	(0.37)	(0.62)
2015	(g)	15.07	0.17	(0.45)	(0.28)	(0.22)	(0.18)	(0.40)
LARGECAP S&P 500 MANAGED VOLATILITY INDEX ACCOUNT
Class 1 shares
2018	(c)	13.42	0.10	0.24	0.34	–	–	–
2017		12.15	0.18	2.11	2.29	(0.18)	(0.84)	(1.02)
2016		11.27	0.19	0.96	1.15	(0.12)	(0.15)	(0.27)
2015		11.22	0.16	(0.07)	0.09	–	(0.04)	(0.04)
2014		10.46	0.14	1.09	1.23	(0.08)	(0.39)	(0.47)
2013	(h)	10.00	0.03	0.45	0.48	(0.02)	–	(0.02)

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Net		Portfolio
Value, End	Total		Period (in	to Average Net		Investment Income to		Turnover
of Period	Return(b)		thousands)	Assets		Average Net Assets		Rate

$34.92	11.99	%(d)	$329,162	0.74%(e),(f)		(0.02	)%(e)	39.1	%(e)
31.18	33.71		302,147	0.75	(f)	0.03		36.2
24.55	1.26		244,058	0.76	(f)	0.04		36.8
26.33	7.77		252,386	0.76	(f)	0.07		38.6
28.70	8.61		239,629	0.76	(f)	0.11		38.9
32.58	36.14		260,034	0.75	(f)	0.12		36.9

34.66	11.84	(d)	1,994	0.99 (e)	,(f)	(0.25	) (e)	39.1	(e)
30.99	33.38		702	1.00	(f)	(0.25)		36.2
24.46	1.07		127	1.01	(f)	(0.21)		36.8
26.29	1.94	(d)	501	1.01 (e)	,(f)	(0.19	) (e)	38.6	(e)

18.52	2.55	(d)	2,529,859	0.25	(e)	1.65	(e)	3.0	(e)
18.06	21.49		2,563,986	0.25		1.71		3.0
15.44	11.59		2,262,283	0.25		1.96		6.4
14.41	1.14		2,033,459	0.25		1.82		6.3
14.63	13.29		1,863,035	0.25		1.74		2.8
13.38	32.04		1,490,352	0.25		1.81		7.4

18.38	2.40	(d)	5,668	0.50	(e)	1.43	(e)	3.0	(e)
17.95	21.20		3,234	0.50		1.46		3.0
15.38	11.30		766	0.50		1.74		6.4
14.39	(1.95	) (d)	161	0.50	(e)	1.78	(e)	6.3	(e)

13.76	2.53	(d)	217,533	0.46	(e)	1.44	(e)	10.2	(e)
13.42	19.55		222,026	0.46	(f)	1.40		3.0
12.15	10.33		198,548	0.46	(f)	1.63		4.8
11.27	0.83		161,654	0.47	(f)	1.46		5.5
11.22	11.77		97,236	0.49	(f)	1.29		24.6
10.46	4.85	(d)	7,339	0.49 (e)	,(f)	1.82	(e)	74.7	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from May 1, 2015 date operations commenced, through December 31, 2015.
(h)	Period from October 31, 2013 date operations commenced, through December 31, 2013.

See accompanying notes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
LARGECAP VALUE ACCOUNT
Class 1 shares
2018	(c)	$32.41	$0.30	($1.19)	($0.89)	$–	$–	$–
2017		30.03	0.51	4.30	4.81	(0.62)	(1.81)	(2.43)
2016		29.19	0.55	1.76	2.31	(0.56)	(0.91)	(1.47)
2015		33.80	0.53	(0.80)	(0.27)	(0.53)	(3.81)	(4.34)
2014		36.13	0.51	3.19	3.70	(0.80)	(5.23)	(6.03)
2013		28.33	0.53	8.11	8.64	(0.84)	–	(0.84)
Class 2 shares
2018	(c)	32.23	0.25	(1.18)	(0.93)	–	–	–
2017		29.93	0.43	4.28	4.71	(0.60)	(1.81)	(2.41)
2016		29.14	0.45	1.78	2.23	(0.53)	(0.91)	(1.44)
2015	(g)	34.24	0.31	(1.07)	(0.76)	(0.53)	(3.81)	(4.34)
MIDCAP ACCOUNT
Class 1 shares
2018	(c)	59.42	0.11	1.68	1.79	–	–	–
2017		50.96	0.19	12.48	12.67	(0.32)	(3.89)	(4.21)
2016		55.24	0.33	5.30	5.63	(0.24)	(9.67)	(9.91)
2015		60.79	0.22	1.19	1.41	(0.32)	(6.64)	(6.96)
2014		59.37	0.36	6.96	7.32	(0.32)	(5.58)	(5.90)
2013		47.20	0.28	15.31	15.59	(0.82)	(2.60)	(3.42)
Class 2 shares
2018	(c)	59.05	0.03	1.68	1.71	–	–	–
2017		50.69	0.05	12.39	12.44	(0.19)	(3.89)	(4.08)
2016		54.97	0.20	5.27	5.47	(0.08)	(9.67)	(9.75)
2015		60.54	0.07	1.17	1.24	(0.17)	(6.64)	(6.81)
2014		59.16	0.21	6.93	7.14	(0.18)	(5.58)	(5.76)
2013		47.06	0.15	15.25	15.40	(0.70)	(2.60)	(3.30)

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Net		Portfolio
Value, End			Period (in	to Average Net		Investment Income to		Turnover
of Period	Total Return(b)		thousands)	Assets		Average Net Assets		Rate

$31.52	(2.78)%(d),(e)		$138,076	0.61	%(f)	1.86	%(f)	49.5	%(f)
32.41	16.83	(e)	150,184	0.61		1.65		109.8
30.03	8.17		140,994	0.61		1.90		106.3
29.19	(1.09)		153,060	0.61		1.66		81.3
33.80	11.17		170,673	0.61		1.45		104.3
36.13	30.83		167,702	0.61		1.64		140.8

31.30	(2.89	) (d)	544	0.86	(f)	1.58	(f)	49.5	(f)
32.23	16.53		325	0.86		1.38		109.8
29.93	7.89		66	0.86		1.58		106.3
29.14	(2.52	) (d)	20	0.86	(f)	1.56	(f)	81.3	(f)

61.21	3.01	(d)	556,762	0.54	(f)	0.37	(f)	25.9	(f)
59.42	25.51		575,104	0.54		0.34		13.4
50.96	10.37		576,634	0.54		0.62		13.6
55.24	1.64		617,437	0.53		0.37		26.3
60.79	12.99		676,836	0.53		0.60		21.6
59.37	33.93		649,893	0.53		0.52		12.4

60.76	2.90 (d)	,(e)	17,783	0.79	(f)	0.12	(f)	25.9	(f)
59.05	25.19	(e)	17,792	0.79		0.09		13.4
50.69	10.11		14,985	0.79		0.38		13.6
54.97	1.37		15,243	0.78		0.12		26.3
60.54	12.70		15,960	0.78		0.35		21.6
59.16	33.58		15,105	0.78		0.27		12.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f)	Computed on an annualized basis.
(g)	Period from May 1, 2015 date operations commenced, through December 31, 2015.

See accompanying notes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
MULTI-ASSET INCOME ACCOUNT
Class 1 shares
2018	(c)	$11.24	$0.23	($0.42)	($0.19)	$–	$–	$–
2017		10.24	0.46	0.76	1.22	(0.19)	(0.03)	(0.22)
2016		9.72	0.66	0.11	0.77	(0.23)	(0.02)	(0.25)
2015	(g)	10.00	0.24	(0.52)	(0.28)	–	–	–
Class 2 shares
2018	(c)	11.18	0.22	(0.43)	(0.21)	–	–	–
2017		10.20	0.49	0.71	1.20	(0.19)	(0.03)	(0.22)
2016		9.71	0.46	0.28	0.74	(0.23)	(0.02)	(0.25)
2015	(g)	10.00	0.23	(0.52)	(0.29)	–	–	–
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2018	(c)	28.54	0.15	0.63	0.78	–	–	–
2017		23.94	0.28	4.66	4.94	(0.34)	–	(0.34)
2016		22.35	0.30	1.73	2.03	(0.26)	(0.18)	(0.44)
2015		22.31	0.30	0.20	0.50	(0.06)	(0.40)	(0.46)
2014		24.45	0.24	2.52	2.76	(0.81)	(4.09)	(4.90)
2013		23.75	0.30	6.63	6.93	(1.86)	(4.37)	(6.23)
Class 2 shares
2018	(c)	28.25	0.11	0.63	0.74	–	–	–
2017		23.71	0.22	4.60	4.82	(0.28)	–	(0.28)
2016		22.14	0.24	1.72	1.96	(0.21)	(0.18)	(0.39)
2015		22.11	0.23	0.21	0.44	(0.01)	(0.40)	(0.41)
2014		24.27	0.18	2.50	2.68	(0.75)	(4.09)	(4.84)
2013		23.62	0.21	6.60	6.81	(1.79)	(4.37)	(6.16)

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Net		Portfolio
Value, End			Period (in	to Average Net		Investment Income to		Turnover
of Period	Total Return(b)		thousands)	Assets		Average Net Assets		Rate

$11.05	(1.69	)%(d)	$304	0.08%(e),(f)		4.21	%(e)	48.4	%(e)
11.24	11.99		241	0.08	(f)	4.23		22.7
10.24	7.96		183	0.08	(f)	6.46		61.0
9.72	(2.80	) (d)	10	0.08 (e)	,(f)	5.67	(e)	0.0	(e)

10.97	(1.79) (d),(h)		40	0.33 (e)	,(f)	4.07	(e)	48.4	(e)
11.18	11.84		26	0.33	(f)	4.56		22.7
10.20	7.65		10	0.33	(f)	4.57		61.0
9.71	(2.90	) (d)	10	0.33 (e)	,(f)	5.41	(e)	0.0	(e)

29.32	2.73	(d)	147,008	0.63	(e)	1.04	(e)	56.5	(e)
28.54	20.75		154,472	0.63		1.07		28.5
23.94	9.11		147,193	0.63		1.31		33.7
22.35	2.18		154,732	0.64		1.33		22.1	(i)
22.31	12.45		33,190	0.66		1.02		8.6
24.45	32.65		32,077	0.65		1.18		6.7

28.99	2.58 (d)	,(h)	9,164	0.88	(e)	0.79	(e)	56.5	(e)
28.25	20.46	(h)	8,526	0.88		0.83		28.5
23.71	8.85		7,420	0.88		1.06		33.7
22.14	1.94		7,517	0.89		1.05		22.1	(i)
22.11	12.19		6,891	0.91		0.77		8.6
24.27	32.27		6,362	0.90		0.85		6.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from July 28, 2015 date operations commenced, through December 31, 2015.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i)	Portfolio turnover rate excludes approximately $1,237,000 of purchases from portfolio realignment from the acquisition of LargeCap Blend Account II.

See accompanying notes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
PRINCIPAL LIFETIME 2010 ACCOUNT
Class 1 shares
2018	(c)	$13.41	$0.03	($0.09)	($0.06)	$–	$–	$–
2017		12.48	0.34	1.07	1.41	(0.29)	(0.19)	(0.48)
2016		12.18	0.27	0.37	0.64	(0.27)	(0.07)	(0.34)
2015		12.60	0.25	(0.39)	(0.14)	(0.28)	–	(0.28)
2014		12.29	0.25	0.34	0.59	(0.28)	–	(0.28)
2013		11.36	0.27	0.94	1.21	(0.28)	–	(0.28)
PRINCIPAL LIFETIME 2020 ACCOUNT
Class 1 shares
2018	(c)	14.11	0.03	(0.05)	(0.02)	–	–	–
2017		12.66	0.36	1.52	1.88	(0.27)	(0.16)	(0.43)
2016		12.64	0.26	0.47	0.73	(0.25)	(0.46)	(0.71)
2015		13.77	0.24	(0.37)	(0.13)	(0.36)	(0.64)	(1.00)
2014		13.62	0.33	0.44	0.77	(0.33)	(0.29)	(0.62)
2013		12.00	0.30	1.59	1.89	(0.27)	–	(0.27)
Class 2 shares
2018	(c)	14.03	0.01	(0.05)	(0.04)	–	–	–
2017		12.62	0.86	0.98	1.84	(0.27)	(0.16)	(0.43)
2016		12.61	0.23	0.48	0.71	(0.24)	(0.46)	(0.70)
2015	(g)	14.26	0.27	(0.92)	(0.65)	(0.36)	(0.64)	(1.00)

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Net		Portfolio
Value, End	Total		Period (in	to Average Net		Investment Income to		Turnover
of Period	Return(b)		thousands)	Assets		Average Net Assets		Rate

$13.35	(0.45	)%(d)	$37,041	0.02%(e),(f)		0.44	%(e)	13.1	%(e)
13.41	11.42		41,836	0.01	(f)	2.57		21.7
12.48	5.25		42,641	0.02	(f)	2.16		28.9
12.18	(1.17)		41,132	0.04	(f)	2.00		24.6
12.60	4.81		47,312	0.04	(f)	2.02		41.3
12.29	10.81		48,775	0.04	(f)	2.25		36.5

14.09	(0.14	) (d)	191,151	0.00 (e)	,(f)	0.39	(e)	13.6	(e)
14.11	15.00		197,935	0.00	(f)	2.64		23.6
12.66	5.76		186,646	0.01	(f)	2.03		17.7
12.64	(1.13)		190,987	0.03	(f)	1.79		27.6
13.77	5.75		211,470	0.03	(f)	2.40		31.9
13.62	15.97		227,985	0.03	(f)	2.35		49.6

13.99	(0.29	) (d)	1,284	0.25 (e)	,(f)	0.16	(e)	13.6	(e)
14.03	14.70		674	0.25	(f)	6.24		23.6
12.62	5.56		26	0.26	(f)	1.83		17.7
12.61	(4.74	) (d)	25	0.28 (e)	,(f)	3.11	(e)	27.6	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Account invests.
(g)	Period from May 1, 2015 date operations commenced, through December 31, 2015.

See accompanying notes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
PRINCIPAL LIFETIME 2030 ACCOUNT
Class 1 shares
2018	(c)	$13.17	$0.02	$–	$0.02	$–	$–	$–
2017		11.45	0.34	1.73	2.07	(0.20)	(0.15)	(0.35)
2016		11.45	0.22	0.45	0.67	(0.19)	(0.48)	(0.67)
2015		12.34	0.20	(0.30)	(0.10)	(0.32)	(0.47)	(0.79)
2014		14.05	0.36	0.45	0.81	(0.31)	(2.21)	(2.52)
2013		12.10	0.32	1.95	2.27	(0.25)	(0.07)	(0.32)
Class 2 shares
2018	(c)	13.08	–	0.01	0.01	–	–	–
2017		11.40	0.56	1.47	2.03	(0.20)	(0.15)	(0.35)
2016		11.43	0.27	0.37	0.64	(0.19)	(0.48)	(0.67)
2015	(g)	12.85	0.25	(0.88)	(0.63)	(0.32)	(0.47)	(0.79)
PRINCIPAL LIFETIME 2040 ACCOUNT
Class 1 shares
2018	(c)	15.97	0.02	0.12	0.14	–	–	–
2017		13.52	0.36	2.41	2.77	(0.20)	(0.12)	(0.32)
2016		13.53	0.22	0.51	0.73	(0.20)	(0.54)	(0.74)
2015		14.50	0.22	(0.31)	(0.09)	(0.36)	(0.52)	(0.88)
2014		14.94	0.42	0.49	0.91	(0.31)	(1.04)	(1.35)
2013		12.39	0.35	2.41	2.76	(0.21)	–	(0.21)
Class 2 shares
2018	(c)	15.88	–	0.12	0.12	–	–	–
2017		13.47	0.41	2.32	2.73	(0.20)	(0.12)	(0.32)
2016		13.51	0.45	0.24	0.69	(0.19)	(0.54)	(0.73)
2015	(g)	15.14	0.18	(0.93)	(0.75)	(0.36)	(0.52)	(0.88)
PRINCIPAL LIFETIME 2050 ACCOUNT
Class 1 shares
2018	(c)	15.62	0.02	0.14	0.16	–	–	–
2017		13.06	0.32	2.55	2.87	(0.19)	(0.12)	(0.31)
2016		13.07	0.21	0.52	0.73	(0.18)	(0.56)	(0.74)
2015		14.18	0.20	(0.26)	(0.06)	(0.38)	(0.67)	(1.05)
2014		14.96	0.40	0.50	0.90	(0.34)	(1.34)	(1.68)
2013		12.28	0.34	2.55	2.89	(0.21)	–	(0.21)
Class 2 shares
2018	(c)	15.53	–	0.14	0.14	–	–	–
2017		13.01	0.58	2.24	2.82	(0.18)	(0.12)	(0.30)
2016		13.05	0.31	0.37	0.68	(0.16)	(0.56)	(0.72)
2015	(g)	14.84	0.18	(0.92)	(0.74)	(0.38)	(0.67)	(1.05)

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Net
Value, End	Total		Period (in	to Average Net		Investment Income to		Portfolio
of Period	Return(b)		thousands)	Assets		Average Net Assets		Turnover Rate

$13.19	0.15	%(d)	$159,798	0.01%(e),(f)		0.26	%(e)	12.4	%(e)
13.17	18.26		152,469	0.01	(f)	2.77		31.0
11.45	5.87		123,825	0.01	(f)	1.89		22.4
11.45	(1.05)		116,691	0.04	(f)	1.67		31.3
12.34	6.06		116,965	0.04	(f)	2.67		23.9
14.05	18.96		108,794	0.04	(f)	2.43		58.6

13.09	0.08	(d)	1,264	0.26 (e)	,(f)	0.03	(e)	12.4	(e)
13.08	17.95		852	0.26	(f)	4.45		31.0
11.40	5.56		92	0.26	(f)	2.37		22.4
11.43	(5.14	) (d)	26	0.29 (e)	,(f)	3.22	(e)	31.3	(e)

16.11	0.88	(d)	66,882	0.01 (e)	,(f)	0.27	(e)	14.8	(e)
15.97	20.68		63,759	0.01	(f)	2.43		28.3
13.52	5.45		49,980	0.02	(f)	1.68		30.4
13.53	(0.85)		45,261	0.04	(f)	1.52		24.2
14.50	6.21		42,304	0.05	(f)	2.83		21.1
14.94	22.42		36,934	0.05	(f)	2.55		67.2

16.00	0.76	(d)	592	0.26 (e)	,(f)	0.05	(e)	14.8	(e)
15.88	20.41		377	0.26	(f)	2.74		28.3
13.47	5.16		131	0.27	(f)	3.34		30.4
13.51	(5.18	) (d)	10	0.29 (e)	,(f)	1.97	(e)	24.2	(e)

15.78	1.02	(d)	33,022	0.02 (e)	,(f)	0.20	(e)	12.6	(e)
15.62	22.14		31,610	0.02	(f)	2.23		36.5
13.06	5.58		26,674	0.03	(f)	1.64		33.1
13.07	(0.69)		23,502	0.05	(f)	1.46		26.6
14.18	6.21		21,796	0.06	(f)	2.70		28.5
14.96	23.72		22,002	0.06	(f)	2.48		68.0

15.67	0.90	(d)	787	0.27 (e)	,(f)	(0.05	) (e)	12.6	(e)
15.53	21.89		777	0.27	(f)	3.90		36.5
13.01	5.24		94	0.28	(f)	2.39		33.1
13.05	(5.25	) (d)	35	0.30 (e)	,(f)	2.03	(e)	26.6	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Account invests.
(g)	Period from May 1, 2015 date operations commenced, through December 31, 2015.

See accompanying notes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
PRINCIPAL LIFETIME 2060 ACCOUNT
Class 1 shares
2018	(c)	$14.38	$0.01	$0.14	$0.15	$–	$–	$–
2017		11.88	0.40	2.29	2.69	(0.12)	(0.07)	(0.19)
2016		11.75	0.18	0.46	0.64	(0.13)	(0.38)	(0.51)
2015		12.19	0.20	(0.28)	(0.08)	(0.15)	(0.21)	(0.36)
2014		11.58	0.39	0.25	0.64	(0.01)	(0.02)	(0.03)
2013	(h)	10.00	0.38	1.20	1.58	–	–	–
PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Class 1 shares
2018	(c)	12.11	0.03	(0.12)	(0.09)	–	–	–
2017		11.40	0.30	0.69	0.99	(0.28)	–	(0.28)
2016		11.15	0.26	0.27	0.53	(0.28)	–	(0.28)
2015		11.51	0.25	(0.35)	(0.10)	(0.26)	–	(0.26)
2014		11.29	0.23	0.29	0.52	(0.30)	–	(0.30)
2013		11.04	0.26	0.29	0.55	(0.30)	–	(0.30)
REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2018	(c)	20.62	0.15	0.10	0.25	–	–	–
2017		21.30	0.25	1.62	1.87	(0.39)	(2.16)	(2.55)
2016		22.20	0.31	1.09	1.40	(0.32)	(1.98)	(2.30)
2015		22.33	0.34	0.57	0.91	(0.34)	(0.70)	(1.04)
2014		17.08	0.29	5.28	5.57	(0.32)	–	(0.32)
2013		16.63	0.35	0.33	0.68	(0.23)	–	(0.23)
Class 2 shares
2018	(c)	20.70	0.13	0.10	0.23	–	–	–
2017		21.36	0.19	1.64	1.83	(0.33)	(2.16)	(2.49)
2016		22.29	0.28	1.06	1.34	(0.29)	(1.98)	(2.27)
2015		22.45	0.34	0.53	0.87	(0.33)	(0.70)	(1.03)
2014		17.18	0.27	5.27	5.54	(0.27)	–	(0.27)
2013		16.72	0.30	0.34	0.64	(0.18)	–	(0.18)

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Net		Portfolio
Value, End	Total		Period (in	to Average Net		Investment Income to		Turnover
of Period	Return(b)		thousands)	Assets		Average Net Assets		Rate

$14.53	1.04	%(d)	$6,148	0.08%(e),(f),(g)		0.14	%(e)	89.4	%(e)
14.38	22.74		5,712	0.10 (f)	,(g)	2.98		33.1
11.88	5.52		2,644	0.10 (f)	,(g)	1.55		43.1
11.75	(0.75)		2,097	0.13 (f)	,(g)	1.65		30.3
12.19	5.58		825	0.13 (f)	,(g)	3.28		43.2
11.58	15.80	(d)	28	0.13 (e)	,(f),(g)	5.31	(e)	79.4	(e)

12.02	(0.74	) (d)	24,155	0.02 (e)	,(g)	0.51	(e)	20.4	(e)
12.11	8.76		24,630	0.02	(g)	2.56		20.0
11.40	4.77		24,741	0.03	(g)	2.29		28.5
11.15	(0.95)		24,452	0.05	(g)	2.21		24.4
11.51	4.57		30,016	0.05	(g)	2.01		39.8
11.29	5.11		31,164	0.05	(g)	2.35		25.1

20.87	1.26 (d)	,(i)	148,939	0.89	(e)	1.53	(e)	15.2	(e)
20.62	9.19		154,615	0.89		1.19		19.6
21.30	5.85		158,760	0.89		1.38		31.3
22.20	4.21		159,292	0.89		1.54		22.8
22.33	32.82		166,701	0.89		1.48		15.7
17.08	4.10		128,601	0.89		1.96		22.1

20.93	1.11	(d)	3,449	1.14	(e)	1.34	(e)	15.2	(e)
20.70	8.94		2,830	1.14		0.89		19.6
21.36	5.53		4,215	1.14		1.26		31.3
22.29	4.00		1,994	1.14		1.56		22.8
22.45	32.44		492	1.14		1.37		15.7
17.18	3.87		271	1.14		1.72		22.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Does not include expenses of the investment companies in which the Account invests.
(h)	Period from May 1, 2013 date operations commenced, through December 31, 2013.
(i)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
SAM BALANCED PORTFOLIO
Class 1 shares
2018	(c)	$15.89	$0.03	$0.01	$0.04	$–	$–	$–
2017		14.44	0.45	1.71	2.16	(0.34)	(0.37)	(0.71)
2016		14.69	0.30	0.70	1.00	(0.32)	(0.93)	(1.25)
2015		16.51	0.30	(0.38)	(0.08)	(0.49)	(1.25)	(1.74)
2014		18.53	0.47	0.73	1.20	(0.52)	(2.70)	(3.22)
2013		16.33	0.47	2.37	2.84	(0.43)	(0.21)	(0.64)
Class 2 shares
2018	(c)	15.72	0.01	0.02	0.03	–	–	–
2017		14.30	0.42	1.67	2.09	(0.30)	(0.37)	(0.67)
2016		14.55	0.27	0.69	0.96	(0.28)	(0.93)	(1.21)
2015		16.37	0.26	(0.38)	(0.12)	(0.45)	(1.25)	(1.70)
2014		18.39	0.43	0.73	1.16	(0.48)	(2.70)	(3.18)
2013		16.22	0.41	2.35	2.76	(0.38)	(0.21)	(0.59)
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2018	(c)	12.33	0.05	(0.06)	(0.01)	–	–	–
2017		11.50	0.38	0.92	1.30	(0.34)	(0.13)	(0.47)
2016		11.52	0.31	0.42	0.73	(0.30)	(0.45)	(0.75)
2015		12.60	0.29	(0.36)	(0.07)	(0.41)	(0.60)	(1.01)
2014		13.39	0.41	0.40	0.81	(0.42)	(1.18)	(1.60)
2013		12.49	0.40	1.00	1.40	(0.37)	(0.13)	(0.50)
Class 2 shares
2018	(c)	12.19	0.03	(0.05)	(0.02)	–	–	–
2017		11.38	0.36	0.89	1.25	(0.31)	(0.13)	(0.44)
2016		11.41	0.27	0.42	0.69	(0.27)	(0.45)	(0.72)
2015		12.48	0.27	(0.36)	(0.09)	(0.38)	(0.60)	(0.98)
2014		13.28	0.38	0.38	0.76	(0.38)	(1.18)	(1.56)
2013		12.39	0.36	1.00	1.36	(0.34)	(0.13)	(0.47)

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Net		Portfolio
Value, End	Total		Period (in	to Average Net		Investment Income to		Turnover
of Period	Return(b)		thousands)	Assets		Average Net Assets		Rate

$15.93	0.25	%(d)	$631,979	0.22%(e),(f),(g)		0.43	%(e)	22.0	%(e)
15.89	15.21		678,409	0.23	(g)	2.92		27.4
14.44	6.82		672,562	0.23	(g)	2.07		16.5
14.69	(0.81)		732,937	0.23	(g)	1.88		26.1
16.51	6.82		826,908	0.23	(g)	2.64		16.4
18.53	17.68		913,823	0.23	(g)	2.68		46.7

15.75	0.19	(d)	111,380	0.47 (e)	,(f),(g)	0.18	(e)	22.0	(e)
15.72	14.88		110,129	0.48	(g)	2.77		27.4
14.30	6.62		97,047	0.48	(g)	1.88		16.5
14.55	(1.08)		96,511	0.48	(g)	1.66		26.1
16.37	6.59		99,852	0.48	(g)	2.44		16.4
18.39	17.32		102,716	0.48	(g)	2.37		46.7

12.32	(0.08	) (d)	168,682	0.21 (e)	,(f),(g)	0.76	(e)	23.4	(e)
12.33	11.46		178,523	0.23	(g)	3.16		26.3
11.50	6.37		183,830	0.23	(g)	2.64		19.8
11.52	(0.78)		193,585	0.23	(g)	2.38		28.2
12.60	6.22		206,621	0.23	(g)	3.10		21.2
13.39	11.53		212,247	0.23	(g)	3.10		35.6

12.17	(0.16	) (d)	20,631	0.46 (e)	,(f),(g)	0.52	(e)	23.4	(e)
12.19	11.14		20,541	0.48	(g)	3.06		26.3
11.38	6.08		17,477	0.48	(g)	2.39		19.8
11.41	(0.93)		17,774	0.48	(g)	2.19		28.2
12.48	5.92		16,731	0.48	(g)	2.87		21.2
13.28	11.25		16,140	0.48	(g)	2.77		35.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2018	(c)	$19.86	$0.01	$0.10	$0.11	$–	$–	$–
2017		17.22	0.54	2.82	3.36	(0.30)	(0.42)	(0.72)
2016		17.22	0.30	0.90	1.20	(0.26)	(0.94)	(1.20)
2015		19.02	0.26	(0.41)	(0.15)	(0.43)	(1.22)	(1.65)
2014		20.60	0.48	0.97	1.45	(0.39)	(2.64)	(3.03)
2013		17.04	0.40	3.50	3.90	(0.34)	–	(0.34)
Class 2 shares
2018	(c)	19.60	(0.01)	0.10	0.09	–	–	–
2017		17.01	0.49	2.78	3.27	(0.26)	(0.42)	(0.68)
2016		17.02	0.25	0.89	1.14	(0.21)	(0.94)	(1.15)
2015		18.82	0.21	(0.40)	(0.19)	(0.39)	(1.22)	(1.61)
2014		20.42	0.42	0.97	1.39	(0.35)	(2.64)	(2.99)
2013		16.89	0.34	3.49	3.83	(0.30)	–	(0.30)
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2018	(c)	12.95	0.07	(0.11)	(0.04)	–	–	–
2017		12.45	0.47	0.56	1.03	(0.44)	(0.09)	(0.53)
2016		12.27	0.42	0.44	0.86	(0.43)	(0.25)	(0.68)
2015		13.22	0.40	(0.56)	(0.16)	(0.47)	(0.32)	(0.79)
2014		13.72	0.49	0.33	0.82	(0.52)	(0.80)	(1.32)
2013		13.38	0.49	0.51	1.00	(0.48)	(0.18)	(0.66)
Class 2 shares
2018	(c)	12.83	0.06	(0.10)	(0.04)	–	–	–
2017		12.34	0.45	0.54	0.99	(0.41)	(0.09)	(0.50)
2016		12.17	0.38	0.44	0.82	(0.40)	(0.25)	(0.65)
2015		13.12	0.37	(0.56)	(0.19)	(0.44)	(0.32)	(0.76)
2014		13.62	0.45	0.33	0.78	(0.48)	(0.80)	(1.28)
2013		13.29	0.46	0.50	0.96	(0.45)	(0.18)	(0.63)

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Net		Portfolio
Value, End	Total		Period (in	to Average Net		Investment Income to		Turnover
of Period	Return(b)		thousands)	Assets		Average Net Assets		Rate

$19.97	0.55	%(d)	$212,559	0.23%(e),(f),(g)		0.15	%(e)	32.9	%(e)
19.86	19.78		220,054	0.23	(g)	2.88		35.1
17.22	7.00		194,284	0.23	(g)	1.73		25.5
17.22	(1.09)		193,966	0.23	(g)	1.40		29.1
19.02	7.43		198,465	0.23	(g)	2.40		19.4
20.60	23.07		179,850	0.23	(g)	2.10		48.5

19.69	0.46	(d)	127,711	0.48 (e)	,(f),(g)	(0.10	) (e)	32.9	(e)
19.60	19.46		127,079	0.48	(g)	2.68		35.1
17.01	6.76		108,247	0.48	(g)	1.49		25.5
17.02	(1.34)		103,771	0.48	(g)	1.17		29.1
18.82	7.14		102,757	0.48	(g)	2.11		19.4
20.42	22.82		99,013	0.48	(g)	1.82		48.5

12.91	(0.31	) (d)	176,892	0.23 (e)	,(g)	1.15	(e)	23.8	(e)
12.95	8.41		194,742	0.23	(g)	3.69		29.3
12.45	7.04		196,393	0.23	(g)	3.32		17.1
12.27	(1.31)		200,828	0.23	(g)	3.05		25.2
13.22	6.03		215,309	0.23	(g)	3.55		18.8
13.72	7.75		214,572	0.23	(g)	3.57		29.7

12.79	(0.31	) (d)	25,361	0.48 (e)	,(g)	0.91	(e)	23.8	(e)
12.83	8.13		23,003	0.48	(g)	3.57		29.3
12.34	6.73		20,085	0.48	(g)	3.06		17.1
12.17	(1.55)		21,108	0.48	(g)	2.85		25.2
13.12	5.80		19,836	0.48	(g)	3.27		18.8
13.62	7.46		19,464	0.48	(g)	3.36		29.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2018	(c)	$21.72	$0.03	$0.03	$0.06	$–	$–	$–
2017		18.54	0.51	3.54	4.05	(0.30)	(0.57)	(0.87)
2016		18.70	0.30	0.85	1.15	(0.28)	(1.03)	(1.31)
2015		21.00	0.29	(0.56)	(0.27)	(0.47)	(1.56)	(2.03)
2014		23.55	0.56	1.33	1.89	(0.38)	(4.06)	(4.44)
2013		18.74	0.40	4.70	5.10	(0.29)	–	(0.29)
Class 2 shares
2018	(c)	21.46	–	0.03	0.03	–	–	–
2017		18.33	0.47	3.48	3.95	(0.25)	(0.57)	(0.82)
2016		18.50	0.26	0.83	1.09	(0.23)	(1.03)	(1.26)
2015		20.80	0.24	(0.55)	(0.31)	(0.43)	(1.56)	(1.99)
2014		23.38	0.49	1.32	1.81	(0.33)	(4.06)	(4.39)
2013		18.61	0.33	4.68	5.01	(0.24)	–	(0.24)
SHORT-TERM INCOME ACCOUNT
Class 1 shares
2018	(c)	2.55	0.03	(0.03)	–	–	–	–
2017		2.54	0.05	0.01	0.06	(0.05)	–	(0.05)
2016		2.54	0.05	–	0.05	(0.05)	–	(0.05)
2015		2.59	0.04	(0.02)	0.02	(0.07)	–	(0.07)
2014		2.59	0.05	(0.01)	0.04	(0.04)	–	(0.04)
2013		2.61	0.04	(0.01)	0.03	(0.05)	–	(0.05)
Class 2 shares
2018	(c)	2.54	0.02	(0.02)	–	–	–	–
2017		2.53	0.05	0.01	0.06	(0.05)	–	(0.05)
2016		2.53	0.04	0.01	0.05	(0.05)	–	(0.05)
2015		2.58	0.04	(0.02)	0.02	(0.07)	–	(0.07)
2014		2.59	0.04	(0.01)	0.03	(0.04)	–	(0.04)
2013		2.60	0.04	(0.01)	0.03	(0.04)	–	(0.04)

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Net		Portfolio
Value, End			Period (in	to Average Net		Investment Income to		Turnover
of Period	Total Return(b)		thousands)	Assets		Average Net Assets		Rate

$21.78	0.28	%(d)	$159,766	0.23%(e),(f),(g)		0.28	%(e)	41.7	%(e)
21.72	22.22		163,861	0.23	(g)	2.50		37.7
18.54	6.15		145,083	0.23	(g)	1.61		23.4
18.70	(1.62)		142,227	0.23	(g)	1.45		37.9
21.00	8.68		138,863	0.23	(g)	2.50		20.4
23.55	27.40		121,049	0.23	(g)	1.89		62.5

21.49	0.14	(d)	127,425	0.48 (e)	,(f),(g)	0.03	(e)	41.7	(e)
21.46	21.95		126,632	0.48	(g)	2.33		37.7
18.33	5.90		103,870	0.48	(g)	1.41		23.4
18.50	(1.87)		95,775	0.48	(g)	1.19		37.9
20.80	8.35		96,446	0.48	(g)	2.21		20.4
23.38	27.09		87,689	0.48	(g)	1.57		62.5

2.55	0.00	(d)	151,559	0.50 (e)	,(f)	2.10	(e)	53.4	(e)
2.55	2.39		158,446	0.50	(f)	2.01		67.3
2.54	2.14		170,538	0.50	(f)	1.91		48.6
2.54	0.71		160,833	0.49	(f)	1.63		57.0
2.59	1.73		267,674	0.49	(f)	1.74		54.3
2.59	1.14		256,561	0.48	(f)	1.65		54.7

2.54	0.40 (d)	,(h)	3,737	0.75 (e)	,(f)	1.86	(e)	53.4	(e)
2.54	1.78	(h)	2,300	0.75	(f)	1.78		67.3
2.53	2.01		2,072	0.75	(f)	1.65		48.6
2.53	0.59		1,485	0.74	(f)	1.39		57.0
2.58	1.02		913	0.74	(f)	1.49		54.3
2.59	1.25		838	0.73	(f)	1.40		54.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Does not include expenses of the investment companies in which the Portfolio invests.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

		FINANCIAL HIGHLIGHTS
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
SMALLCAP ACCOUNT
Class 1 shares
2018	(c)	$17.10	$0.01	$1.78	$1.79	$–	$–	$–
2017		15.21	0.06	1.89	1.95	(0.06)	–	(0.06)
2016		13.55	0.15	2.15	2.30	(0.04)	(0.60)	(0.64)
2015		13.99	0.05	(0.03)	0.02	(0.01)	(0.45)	(0.46)
2014		13.79	0.02	0.64	0.66	(0.05)	(0.41)	(0.46)
2013		9.36	0.04	4.43	4.47	(0.04)	–	(0.04)
Class 2 shares
2018	(c)	17.04	(0.01)	1.77	1.76	–	–	–
2017		15.17	0.02	1.87	1.89	(0.02)	–	(0.02)
2016		13.52	0.11	2.15	2.26	(0.01)	(0.60)	(0.61)
2015	(g)	14.49	0.02	(0.53)	(0.51)	(0.01)	(0.45)	(0.46)

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Net		Portfolio
Value, End			Period (in	to Average Net		Investment Income to		Turnover
of Period	Total Return(b)		thousands)	Assets		Average Net Assets		Rate

$18.89	10.47	%(d)	$210,905	0.83	%(e)	0.10	%(e)	52.4	%(e)
17.10	12.87		208,669	0.83		0.37		64.1
15.21	17.39		209,911	0.83		1.08		57.1
13.55	(0.10)		205,344	0.83		0.33		63.3
13.99	4.89		64,682	0.87		0.16		67.0
13.79	47.81		64,785	0.87		0.38		78.1

18.80	10.32 (d)	,(f)	5,894	1.08	(e)	(0.14	) (e)	52.4	(e)
17.04	12.57	(f)	5,371	1.08		0.12		64.1
15.17	17.15		4,938	1.08		0.80		57.1
13.52	(3.76	) (d)	4,523	1.08	(e)	0.13	(e)	63.3	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g)	Period from February 17, 2015 date operations commenced, through December 31, 2015.

See accompanying notes.

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2018 (unaudited)

As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Bond Market Index Account, Core Plus Bond Account, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, Equity Income Account, Government & High Quailty Bond Account, Income Account, International Emerging Markets Account, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap S&P 500 Managed Volatility Account, LargeCap Value Account, MidCap Account, Multi-Asset Income Account, Principal Capital Appreciation Account, Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, or SmallCap Account, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each account’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning Account	Ending	During Period
	Value January 1,	Account Value	January 1, 2018	Annualized
	2018	June 30, 2018	to June 30, 2018(a)	Expense Ratio
Bond Market Index Account Class 1
Actual	$1,000.00	$982.68	$0.74	0.15%
Hypothetical	1,000.00	1,024.05	0.75	0.15

Core Plus Bond Account Class 1
Actual	1,000.00	978.85	2.31	0.47
Hypothetical	1,000.00	1,022.46	2.36	0.47

Core Plus Bond Account Class 2
Actual	1,000.00	977.84	3.53	0.72
Hypothetical	1,000.00	1,021.22	3.61	0.72

Diversified Balanced Account Class 1
Actual	1,000.00	1,003.75	0.25	0.05
Hypothetical	1,000.00	1,024.55	0.25	0.05

Diversified Balanced Account Class 2
Actual	1,000.00	1,002.50	1.49	0.30
Hypothetical	1,000.00	1,023.31	1.51	0.30

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2018 (unaudited)

			Expenses Paid
	Beginning Account	Ending	During Period
	Value January 1,	Account Value	January 1, 2018	Annualized
	2018	June 30, 2018	to June 30, 2018(a)	Expense Ratio
Diversified Balanced Managed Volatility Account Class 2
Actual	$1,000.00	$1,001.63	$1.54	0.31%
Hypothetical	1,000.00	1,023.26	1.56	0.31

Diversified Balanced Volatility Control Account Class 2
Actual	1,000.00	992.60	1.88	0.38
Hypothetical	1,000.00	1,022.91	1.91	0.38

Diversified Growth Account Class 2
Actual	1,000.00	1,007.92	1.49	0.30
Hypothetical	1,000.00	1,023.31	1.51	0.30

Diversified Growth Managed Volatility Account Class 2
Actual	1,000.00	1,008.65	1.49	0.30
Hypothetical	1,000.00	1,023.31	1.51	0.30

Diversified Growth Volatility Control Account Class 2
Actual	1,000.00	996.35	1.83	0.37
Hypothetical	1,000.00	1,022.96	1.86	0.37

Diversified Income Account Class 2
Actual	1,000.00	996.95	1.49	0.30
Hypothetical	1,000.00	1,023.31	1.51	0.30

Diversified International Account Class 1
Actual	1,000.00	960.61	4.38	0.90
Hypothetical	1,000.00	1,020.33	4.51	0.90

Diversified International Account Class 2
Actual	1,000.00	959.16	5.59	1.15
Hypothetical	1,000.00	1,019.09	5.76	1.15

Equity Income Account Class 1
Actual	1,000.00	997.70	2.43	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49

Equity Income Account Class 2
Actual	1,000.00	996.52	3.66	0.74
Hypothetical	1,000.00	1,021.12	3.71	0.74

Government & High Quality Bond Account Class 1
Actual	1,000.00	990.78	2.52	0.51
Hypothetical	1,000.00	1,022.27	2.56	0.51

Government & High Quality Bond Account Class 2
Actual	1,000.00	990.77	3.75	0.76
Hypothetical	1,000.00	1,021.03	3.81	0.76

Income Account Class 1
Actual	1,000.00	998.08	2.53	0.51
Hypothetical	1,000.00	1,022.27	2.56	0.51

Income Account Class 2
Actual	1,000.00	996.14	3.76	0.76
Hypothetical	1,000.00	1,021.03	3.81	0.76

International Emerging Markets Account Class 1
Actual	1,000.00	927.32	6.45	1.35
Hypothetical	1,000.00	1,018.10	6.76	1.35

International Emerging Markets Account Class 2
Actual	1,000.00	925.87	7.64	1.60
Hypothetical	1,000.00	1,016.86	8.00	1.60

LargeCap Growth Account I Class 1
Actual	1,000.00	1,119.95	3.89	0.74
Hypothetical	1,000.00	1,021.12	3.71	0.74

LargeCap Growth Account I Class 2
Actual	1,000.00	1,118.43	5.20	0.99
Hypothetical	1,000.00	1,019.89	4.96	0.99

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2018 (unaudited)

			Expenses Paid
	Beginning Account	Ending	During Period
	Value January 1,	Account Value	January 1, 2018	Annualized
	2018	June 30, 2018	to June 30, 2018(a)	Expense Ratio
LargeCap Growth Account Class 1
Actual	$1,000.00	$1,096.37	$3.59	0.69%
Hypothetical	1,000.00	1,021.37	3.46	0.69

LargeCap Growth Account Class 2
Actual	1,000.00	1,095.00	4.88	0.94
Hypothetical	1,000.00	1,020.13	4.71	0.94

LargeCap S&P 500 Index Account Class 1
Actual	1,000.00	1,025.47	1.26	0.25
Hypothetical	1,000.00	1,023.55	1.25	0.25

LargeCap S&P 500 Index Account Class 2
Actual	1,000.00	1,023.96	2.51	0.50
Hypothetical	1,000.00	1,022.32	2.51	0.50

LargeCap S&P 500 Managed Volatility Index
Account Class 1
Actual	1,000.00	1,025.34	2.31	0.46
Hypothetical	1,000.00	1,022.51	2.31	0.46

LargeCap Value Account Class 1
Actual	1,000.00	972.24	2.98	0.61
Hypothetical	1,000.00	1,021.77	3.06	0.61

LargeCap Value Account Class 2
Actual	1,000.00	971.14	4.20	0.86
Hypothetical	1,000.00	1,020.53	4.31	0.86

MidCap Account Class 1
Actual	1,000.00	1,030.12	2.72	0.54
Hypothetical	1,000.00	1,022.12	2.71	0.54

MidCap Account Class 2
Actual	1,000.00	1,028.95	3.97	0.79
Hypothetical	1,000.00	1,020.88	3.96	0.79

Multi-Asset Income Account Class 1
Actual	1,000.00	983.10	0.39	0.08
Hypothetical	1,000.00	1,024.40	0.40	0.08

Multi-Asset Income Account Class 2
Actual	1,000.00	982.11	1.62	0.33
Hypothetical	1,000.00	1,023.16	1.66	0.33

Principal Capital Appreciation Account Class 1
Actual	1,000.00	1,027.33	3.17	0.63
Hypothetical	1,000.00	1,021.67	3.16	0.63

Principal Capital Appreciation Account Class 2
Actual	1,000.00	1,025.83	4.42	0.88
Hypothetical	1,000.00	1,020.43	4.41	0.88

Principal LifeTime 2010 Account Class 1
Actual	1,000.00	995.53	0.10	0.02
Hypothetical	1,000.00	1,024.70	0.10	0.02

Principal LifeTime 2020 Account Class 1
Actual	1,000.00	998.60	–	–
Hypothetical	1,000.00	1,024.79	–	–

Principal LifeTime 2020 Account Class 2
Actual	1,000.00	997.15	1.24	0.25
Hypothetical	1,000.00	1,023.55	1.25	0.25

Principal LifeTime 2030 Account Class 1
Actual	1,000.00	1,001.52	0.05	0.01
Hypothetical	1,000.00	1,024.74	0.05	0.01

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2018 (unaudited)

			Expenses Paid
	Beginning Account	Ending	During Period
	Value January 1,	Account Value	January 1, 2018	Annualized
	2018	June 30, 2018	to June 30, 2018(a)	Expense Ratio
Principal LifeTime 2030 Account Class 2
Actual	$1,000.00	$1,000.76	$1.29	0.26%
Hypothetical	1,000.00	1,023.51	1.30	0.26

Principal LifeTime 2040 Account Class 1
Actual	1,000.00	1,008.77	0.05	0.01
Hypothetical	1,000.00	1,024.74	0.05	0.01

Principal LifeTime 2040 Account Class 2
Actual	1,000.00	1,007.56	1.29	0.26
Hypothetical	1,000.00	1,023.51	1.30	0.26

Principal LifeTime 2050 Account Class 1
Actual	1,000.00	1,010.24	0.10	0.02
Hypothetical	1,000.00	1,024.70	0.10	0.02

Principal LifeTime 2050 Account Class 2
Actual	1,000.00	1,009.01	1.34	0.27
Hypothetical	1,000.00	1,023.46	1.35	0.27

Principal LifeTime 2060 Account Class 1
Actual	1,000.00	1,010.43	0.40	0.08
Hypothetical	1,000.00	1,024.40	0.40	0.08

Principal LifeTime Strategic Income Account Class 1
Actual	1,000.00	992.57	0.10	0.02
Hypothetical	1,000.00	1,024.70	0.10	0.02

Real Estate Securities Account Class 1
Actual	1,000.00	1,012.61	4.44	0.89
Hypothetical	1,000.00	1,020.38	4.46	0.89

Real Estate Securities Account Class 2
Actual	1,000.00	1,011.11	5.68	1.14
Hypothetical	1,000.00	1,019.14	5.71	1.14

SAM Balanced Portfolio Class 1
Actual	1,000.00	1,002.52	1.09	0.22
Hypothetical	1,000.00	1,023.70	1.10	0.22

SAM Balanced Portfolio Class 2
Actual	1,000.00	1,001.91	2.33	0.47
Hypothetical	1,000.00	1,022.46	2.36	0.47

SAM Conservative Balanced Portfolio Class 1
Actual	1,000.00	999.19	1.04	0.21
Hypothetical	1,000.00	1,023.75	1.05	0.21

SAM Conservative Balanced Portfolio Class 2
Actual	1,000.00	998.36	2.28	0.46
Hypothetical	1,000.00	1,022.51	2.31	0.46

SAM Conservative Growth Portfolio Class 1
Actual	1,000.00	1,005.54	1.14	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23

SAM Conservative Growth Portfolio Class 2
Actual	1,000.00	1,004.59	2.39	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

SAM Flexible Income Portfolio Class 1
Actual	1,000.00	996.91	1.14	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23

SAM Flexible Income Portfolio Class 2
Actual	1,000.00	996.88	2.38	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

SAM Strategic Growth Portfolio Class 1
Actual	1,000.00	1,002.76	1.14	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2018 (unaudited)

			Expenses Paid
	Beginning Account	Ending	During Period
	Value January 1,	Account Value	January 1, 2018	Annualized
	2018	June 30, 2018	to June 30, 2018(a)	Expense Ratio
SAM Strategic Growth Portfolio Class 2
Actual	$1,000.00	$1,001.40	$2.38	0.48%
Hypothetical	1,000.00	1,022.41	2.41	0.48

Short-Term Income Account Class 1
Actual	1,000.00	1,000.00	2.48	0.50
Hypothetical	1,000.00	1,022.32	2.51	0.50

Short-Term Income Account Class 2
Actual	1,000.00	1,003.95	3.73	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75

SmallCap Account Class 1
Actual	1,000.00	1,104.68	4.33	0.83
Hypothetical	1,000.00	1,020.68	4.16	0.83

SmallCap Account Class 2
Actual	1,000.00	1,103.23	5.63	1.08
Hypothetical	1,000.00	1,019.44	5.41	1.08

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Funds, Inc. and Principal Exchange-Traded Funds which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	135	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948
Leroy T. Barnes, Jr.	Retired.	135	McClatchy
Director since 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.
Craig Damos	President, The Damos Company	135	Hardin Construction
Director since 2008
Member, Audit Committee
Member, 15(c) Committee
1954
Mark A. Grimmett	Formerly, Executive Vice	135	None
Director since 2004	President and CFO, Merle
Member, Nominating and Governance	Norman Cosmetics, Inc.
Committee
Member, 15(c) Committee
Member, Executive Committee
1960
Fritz S. Hirsch	Formerly, CEO, MAM USA	135	Focus Products Group;
Director since 2005			MAM USA
Member, Operations Committee
Member, 15(c) Committee
1951
Tao Huang	Retired.	135	Armstrong World
Director since March 2012			Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962
Karen (“Karrie”) McMillan	Managing Director, Patomak	135	None
Director since 2014	Global Partners, LLC.
Member, Operations Committee	Formerly, General Counsel,
1961	Investment Company Institute
Elizabeth A. Nickels	Formerly, Executive Director,	135	Charlotte Russe; Follet
Director since 2015	Herman Miller Foundation;		Corporation; PetSmart;
Member, Audit Committee	Formerly President, Herman		SpartanNash; Spectrum
1962	Miller Healthcare		Health Systems
Mary M. (“Meg”) VanDeWeghe	CEO and President, Forte	135	Brown Advisory; B/E
Director since 2018	Consulting, Inc.		Aerospace; WP Carey;
Member, Operations Committee			Nalco (and its successor
1959			Ecolab)

The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the Manager and Principal Life.

Other
		Number of	Directorships
		Portfolios in	Held by
Name,		Fund Complex	Director
Position Held with the Fund,	Principal Occupation(s)	Overseen	During Past 5
Year of Birth	During past 5 years	by Director	Years
Michael J. Beer	Chief Executive Officer, Principal Funds	135	None
Director since 2012	Distributor, Inc. (“PFD”) since 2015
President, Chief Executive Officer	Executive Director – Funds, Principal Global
Member, Executive Committee	Investors, LLC (“PGI”) since 2017
1961	Director, PGI since 2017
Director, PFD since 2015
Vice President/Mutual Funds and Broker
Dealer, Principal Life Insurance
Company (“PLIC”) (2001-2014)
Vice President/Chief Operating Officer,
Principal Funds, PLIC (2014-2015)
Executive Director, Principal Funds &
Trust, PLIC since 2015
Director, Principal Management
Corporation, (“PMC”) (2006-2015)
President & Chief Executive Officer,
PMC (2015-2017)
Executive Vice President/Chief Operating
Officer, PMC (2008-2015)
Chair, PMC (2015-2017)
Director, Principal Securities, Inc. (“PSI”) (2005-
2015)
President, PSI (2005-2015)
Director, Principal Shareholder
Services (“PSS”) (2007-2015)
Chairman, PSS since 2015
President, PSS (2007-2015)
Executive Vice President, PSS since 2015

Nora M. Everett	Director, Finisterre Capital LLP since 2011	135	None
Director since 2008	Director, Origin Asset Management
Chair	LLP since 2011
Member, Executive Committee	Chairman, Principal Financial
1959	Advisors, Inc. (“PFA”) (2010-2015)
Chairman, PFD (2011-2015)
Senior Vice President/Retirement and
Income Solutions (“RIS”), PLIC (2008-2015)
President/RIS, PLIC since 2015
Chairman, PMC (2011-2015)
President, PMC (2008-2015)
Director, PSI (2008-2011, and since 2015)
Chairman, PSI (2011-2015)
Chief Executive Officer, PSI (2009-2015)
Chairman, PSS (2011-2015)

Patrick Halter	Director, Morley Capital Management, Inc.	135	None
Director since 2017	(“Morley”) since 2017
Member, Executive Committee	Chair, Post Advisory Group, LLC (“Post”)
1959	since 2017
Chief Operating Officer, PGI since 2017
Director, PGI since 2003
Chair, PREI since 2004
Chief Executive Officer, PREI since 2005
Chair, Spectrum since 2017

Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
Des Moines, IA 50392
1955

Jennifer A. Block	Counsel (since-2017)
Vice President and Counsel and	Counsel, PFD (2009-2013)
Assistant	Counsel, PLIC
Secretary	Counsel, PMC (2009-2013, 2014-2017)
Des Moines, IA 50392	Counsel, PSI (2009-2013)
1973	Counsel, PSS (2009-2013)

Tracy Bollin	Managing Director, PGI since 2016
Chief Financial Officer	Chief Operating Officer, PMC (2015-2017)
Des Moines, IA 50392	Chief Financial Officer, PFA (2010-2015)
1970	Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
Director, PSS since 2014
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)

Gina L. Graham	Vice President/Treasurer, PFA since 2016
Treasurer	Vice President/Treasurer, Morley since 2016
Des Moines, IA 50392	Vice President/Treasurer, PFD since 2016
1965	Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, Principal Real Estate Investors, LLC since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016

Diane K. Nelson	Chief Compliance Officer/AML Officer, PSS since 2015
AML Officer	Compliance Advisor, PMC (2013-2015)
Des Moines, IA 50392
1965
Layne A. Rasmussen	Vice President/Controller, PMC
Vice President
Des Moines, IA 50392
1958

Sara L. Reece	Director - Accounting, PLIC since 2015
Vice President and Controller	Assistant Financial Controller, PLIC prior to 2015
Des Moines, IA 50392
1975

Teri R. Root	Interim Chief Compliance Officer (2018)
Chief Compliance Officer	Deputy Chief Compliance Officer (2015-2018)
Des Moines, IA 50392	Deputy Chief Compliance Officer, PGI since 2017
1979	Vice President and Chief Compliance Officer, PMC (2015–2017)
Compliance Officer, PMC (2010-2013)
Vice President, PSS since 2015

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Britney L. Schnathorst	Counsel, PLIC since 2013
Assistant Counsel and Assistant	Prior thereto, Attorney in Private Practice
Secretary
Des Moines, IA 50392
1981

Adam U. Shaikh	Assistant General Counsel, PGI since 2018
Assistant Counsel	Counsel, PGI (2017-2018)
Des Moines, IA 50392	Counsel, PFD (2006-2013)
1972	Counsel, PLIC
Counsel, PMC (2007-2013, 2014-2017)
Counsel, PSI (2007-2013)

Dan Westholm	Assistant Vice President/Treasury, PFA since 2013
Assistant Treasurer	Director – Treasury, PFA (2011-2013)
Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC since 2014
Director – Treasury, PLIC (2007-2014)
Director – Treasury, PMC (2003-2013)
Assistant Vice President/Treasury, PMC (2013-2017)
Assistant Vice President/Treasury, PSI since 2013
Director – Treasury, PSI (2011-2013)
Assistant Vice President/Treasury, PSS since 2013
Director – Treasury, PSS (2007-2013)

Beth Wilson	Director and Secretary – Funds, PLIC
Vice President and Secretary	Vice President, PMC (2007-2013)
Des Moines, IA 50392
1956

Clint Woods	Vice President, Associate General Counsel, Governance Officer, and
Vice President and Of Counsel	Assistant Corporate Secretary, PLIC since 2015
Des Moines, IA 50392	Assistant General Counsel, Assistant Corporate Secretary, and Governance
1961	Officer, PLIC (2013-2015)
Associate General Counsel, AEGON (2003-2012)
Jared Yepsen	Counsel, PGI since 2017
Assistant Tax Counsel	Counsel, PLIC since 2015
Des Moines, IA 50392	Senior Attorney, Transamerica Life Insurance Company (TLIC)
1981	(2013-2015)
Attorney, TLIC (2010-2013)

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.

The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.

The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.

The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.

The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.

Additional information about the Fund is available in the Prospectus dated May 1, 2018, and the Statement of Additional Information dated May 1, 2018. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses-pvc.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the SEC website at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.

Intentionally Left Blank

Table of Contents

Financial Statements	1
Notes to Financial Statements	19
Schedules of Investments	34
Financial Highlights (Includes performance information)	80
Shareholder Expense Example	96
Supplemental Information	99

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee
Not insured by any Federal government agency

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2018 (unaudited)

	Diversified		Government &
	International	Equity Income	High Quality Bond
Amounts in thousands, except per share amounts	Account	Account	Account
Investment in securities--at cost	$232,284	$337,726	$237,959
Investment in affiliated securities--at cost	$4,434	$4,774	$2,175
Foreign currency--at cost	$130	$–	$–
Assets
Investment in securities--at value	$275,759	$578,731	$227,396
Investment in affiliated securities--at value	4,434	4,774	2,175
Foreign currency--at value	129	–	–
Cash	985	–	26
Receivables:
Dividends and interest	1,424	1,512	1,044
Fund shares sold	12	94	67
Investment securities sold	2,120	1,220	506
Total Assets	284,863	586,331	231,214
Liabilities
Accrued management and investment advisory fees	201	237	96
Accrued distribution fees	1	5	1
Accrued directors' expenses	3	4	2
Accrued other expenses	38	12	5
Deposits from counterparty	–	–	–
Payables:
Fund shares redeemed	117	129	94
Investment securities purchased	1,989	–	1,019
Total Liabilities	2,349	387	1,217
Net Assets Applicable to Outstanding Shares	$282,514	$585,944	$229,997

Net Assets Consist of:
Capital shares and additional paid-in-capital	$218,267	$276,305	$234,895
Accumulated undistributed (overdistributed) net investment income (loss)	6,885	22,236	11,614
Accumulated undistributed (overdistributed) net realized gain (loss)	13,902	46,398	(5,949)
Net unrealized appreciation (depreciation) of investments	43,475	241,005	(10,563)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(15)	–	–
Total Net Assets	$282,514	$585,944	$229,997
Capital Stock (par value: $.01 per share):
Shares authorized	300,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$280,253	$559,734	$227,547
Shares issued and outstanding	17,156	21,508	23,519
Net Asset Value per share	$16.34	$26.02	$9.68
Class 2: Net Assets	$2,261	$26,210	$2,450
Shares issued and outstanding	138	1,017	254
Net Asset Value per share	$16.44	$25.78	$9.66

See accompanying notes.

1

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2018 (unaudited)

		LargeCap Growth
Amounts in thousands, except per share amounts	Income Account	Account	MidCap Account
Investment in securities--at cost	$184,002	$91,980	$382,767
Investment in affiliated securities--at cost	$1,822	$895	$1,026
Assets
Investment in securities--at value	$188,928	$121,587	$573,681
Investment in affiliated securities--at value	1,822	895	1,026
Cash	38	–	64
Receivables:
Dividends and interest	1,702	36	278
Fund shares sold	112	54	15
Investment securities sold	–	634	2,839
Total Assets	192,602	123,206	577,903
Liabilities
Accrued management and investment advisory fees	80	71	256
Accrued distribution fees	1	–	4
Accrued directors' expenses	2	2	5
Accrued other expenses	4	4	4
Deposits from counterparty	–	–	–
Payables:
Fund shares redeemed	80	16	216
Investment securities purchased	–	325	2,873
Total Liabilities	167	418	3,358
Net Assets Applicable to Outstanding Shares	$192,435	$122,788	$574,545

Net Assets Consist of:
Capital shares and additional paid-in-capital	$178,649	$69,929	$258,677
Accumulated undistributed (overdistributed) net investment income (loss)	10,869	292	2,539
Accumulated undistributed (overdistributed) net realized gain (loss)	(2,009)	22,960	122,415
Net unrealized appreciation (depreciation) of investments	4,926	29,607	190,914
Total Net Assets	$192,435	$122,788	$574,545
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	300,000	105,000
Net Asset Value Per Share:
Class 1: Net Assets	$189,344	$120,982	$556,762
Shares issued and outstanding	18,265	3,365	9,095
Net Asset Value per share	$10.37	$35.95	$61.21
Class 2: Net Assets	$3,091	$1,806	$17,783
Shares issued and outstanding	300	51	293
Net Asset Value per share	$10.31	$35.73	$60.76

See accompanying notes.

2

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2018 (unaudited)

	Principal Capital
	Appreciation	Real Estate	SAM Balanced
Amounts in thousands, except per share amounts	Account	Securities Account	Portfolio
Investment in securities--at cost	$98,193	$119,908	$–
Investment in affiliated securities--at cost	$2,122	$426	$630,113
Assets
Investment in securities--at value	$153,431	$151,533	$–
Investment in affiliated securities--at value	2,122	426	743,550
Receivables:
Dividends and interest	113	481	167
Fund shares sold	53	23	55
Investment securities sold	696	190	285
Total Assets	156,415	152,653	744,057
Liabilities
Accrued management and investment advisory fees	83	109	141
Accrued distribution fees	2	1	23
Accrued directors' expenses	2	2	5
Accrued other expenses	4	4	5
Deposits from counterparty	–	–	–
Payables:
Expense reimbursement to Manager	–	–	25
Fund shares redeemed	60	41	340
Investment securities purchased	92	108	159
Total Liabilities	243	265	698
Net Assets Applicable to Outstanding Shares	$156,172	$152,388	$743,359

Net Assets Consist of:
Capital shares and additional paid-in-capital	$79,820	$101,134	$564,134
Accumulated undistributed (overdistributed) net investment income (loss)	2,480	3,765	24,060
Accumulated undistributed (overdistributed) net realized gain (loss)	18,634	15,864	41,728
Net unrealized appreciation (depreciation) of investments	55,238	31,625	113,437
Total Net Assets	$156,172	$152,388	$743,359
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	300,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$147,008	$148,939	$631,979
Shares issued and outstanding	5,013	7,135	39,663
Net Asset Value per share	$29.32	$20.87	$15.93
Class 2: Net Assets	$9,164	$3,449	$111,380
Shares issued and outstanding	316	165	7,074
Net Asset Value per share	$28.99	$20.93	$15.75

See accompanying notes.

3

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2018 (unaudited)

	SAM Conservative	SAM Conservative	SAM Flexible
Amounts in thousands, except per share amounts	Balanced Portfolio	Growth Portfolio	Income Portfolio
Investment in affiliated securities--at cost	$170,455	$290,410	$189,611
Assets
Investment in affiliated securities--at value	189,355	340,365	202,299
Receivables:
Dividends and interest	67	33	251
Expense reimbursement from Manager	4	–	–
Fund shares sold	11	34	560
Investment securities sold	13	29	–
Total Assets	189,450	340,461	203,110
Liabilities
Accrued management and investment advisory fees	36	65	38
Accrued distribution fees	4	27	5
Accrued directors' expenses	2	3	2
Accrued other expenses	5	4	4
Cash overdraft	–	–	152
Deposits from counterparty	–	–	–
Payables:
Fund shares redeemed	24	62	112
Investment securities purchased	66	30	544
Total Liabilities	137	191	857
Net Assets Applicable to Outstanding Shares	$189,313	$340,270	$202,253

Net Assets Consist of:
Capital shares and additional paid-in-capital	$157,412	$260,337	$173,747
Accumulated undistributed (overdistributed) net investment income (loss)	7,007	9,238	9,123
Accumulated undistributed (overdistributed) net realized gain (loss)	5,994	20,740	6,695
Net unrealized appreciation (depreciation) of investments	18,900	49,955	12,688
Total Net Assets	$189,313	$340,270	$202,253
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$168,682	$212,559	$176,892
Shares issued and outstanding	13,690	10,643	13,698
Net Asset Value per share	$12.32	$19.97	$12.91
Class 2: Net Assets	$20,631	$127,711	$25,361
Shares issued and outstanding	1,696	6,488	1,984
Net Asset Value per share	$12.17	$19.69	$12.79

See accompanying notes.

4

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2018 (unaudited)

	SAM Strategic	Short-Term Income
Amounts in thousands, except per share amounts	Growth Portfolio	Account	SmallCap Account
Investment in securities--at cost	$–	$153,391	$170,941
Investment in affiliated securities--at cost	$253,905	$2,482	$3,100
Assets
Investment in securities--at value	$–	$152,103	$213,138
Investment in affiliated securities--at value	287,275	2,482	3,100
Cash	–	2	–
Receivables:
Dividends and interest	14	790	249
Expense reimbursement from Manager	–	1	–
Fund shares sold	12	14	14
Investment securities sold	13	251	3,190
Total Assets	287,314	155,643	219,691
Liabilities
Accrued management and investment advisory fees	55	64	148
Accrued distribution fees	26	1	1
Accrued directors' expenses	3	2	3
Accrued other expenses	4	6	4
Deposits from counterparty	–	–	–
Payables:
Fund shares redeemed	25	35	165
Investment securities purchased	10	239	2,571
Total Liabilities	123	347	2,892
Net Assets Applicable to Outstanding Shares	$287,191	$155,296	$216,799

Net Assets Consist of:
Capital shares and additional paid-in-capital	$227,656	$152,410	$139,227
Accumulated undistributed (overdistributed) net investment income (loss)	6,802	4,936	930
Accumulated undistributed (overdistributed) net realized gain (loss)	19,363	(762)	34,445
Net unrealized appreciation (depreciation) of investments	33,370	(1,288)	42,197
Total Net Assets	$287,191	$155,296	$216,799
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	400,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$159,766	$151,559	$210,905
Shares issued and outstanding	7,336	59,498	11,167
Net Asset Value per share	$21.78	$2.55	$18.89
Class 2: Net Assets	$127,425	$3,737	$5,894
Shares issued and outstanding	5,927	1,474	313
Net Asset Value per share	$21.49	$2.54	$18.80

See accompanying notes.

5

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months ended June 30, 2018 (unaudited)

	Diversified		Government &
	International	Equity Income	High Quality Bond
Amounts in thousands	Account	Account	Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$34	$56	$18
Dividends	5,637	8,619	–
Withholding tax	(583)	(259)	–
Interest	–	1	3,523
Total Income	5,088	8,417	3,541
Expenses:
Management and investment advisory fees	1,244	1,435	587
Distribution fees - Class 2	3	33	3
Custodian fees	64	10	2
Directors' expenses	4	7	3
Professional fees	17	2	2
Total Expenses	1,332	1,487	597
Net Investment Income (Loss)	3,756	6,930	2,944

Net Realized and Unrealized Gain (Loss) on Investments and Foreign currencies
Net realized gain (loss) from:
Investment transactions	14,176	13,815	(2,812)
Foreign currency transactions	(156)	–	–
Change in unrealized appreciation/depreciation of:
Investments	(29,531)	(22,052)	(2,261)
Translation of assets and liabilities in foreign currencies	(25)	–	–
Net Realized and Unrealized Gain (Loss) on Investments and Foreign currencies	(15,536)	(8,237)	(5,073)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(11,780)	$(1,307)	$(2,129)

See accompanying notes.

6

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months ended June 30, 2018 (unaudited)

		LargeCap Growth
Amounts in thousands	Income Account	Account	MidCap Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$31	$14	$8
Dividends	–	451	2,688
Withholding tax	–	–	(80)
Interest	4,249	–	–
Total Income	4,280	465	2,616
Expenses:
Management and investment advisory fees	527	421	1,547
Distribution fees - Class 2	4	2	22
Custodian fees	1	1	2
Directors' expenses	3	2	7
Professional fees	2	2	2
Total Expenses	537	428	1,580
Net Investment Income (Loss)	3,743	37	1,036

Net Realized and Unrealized Gain (Loss) on Investments and Foreign currencies
Net realized gain (loss) from:
Investment transactions	2,084	14,310	50,426
Change in unrealized appreciation/depreciation of:
Investments	(6,672)	(2,882)	(34,313)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign currencies	(4,588)	11,428	16,113
Net Increase (Decrease) in Net Assets Resulting from Operations	$(845)	$11,465	$17,149

See accompanying notes.

7

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months ended June 30, 2018 (unaudited)

	Principal Capital
	Appreciation	Real Estate	SAM Balanced
Amounts in thousands	Account	Securities Account	Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$17	$2	$2,477
Dividends	1,313	1,760	–
Withholding tax	(1)	–	–
Total Income	1,329	1,762	2,477
Expenses:
Management and investment advisory fees	496	642	868
Distribution fees - Class 2	11	4	139
Chief compliance officer fees	–	–	1
Custodian fees	2	1	–
Directors' expenses	3	3	9
Professional fees	2	2	2
Total Gross Expenses	514	652	1,019
Less: Reimbursement from Manager - Class 1	–	–	34
Less: Reimbursement from Manager - Class 2	–	–	6
Total Net Expenses	514	652	979
Net Investment Income (Loss)	815	1,110	1,498

Net Realized and Unrealized Gain (Loss) on Investments and Foreign currencies
Net realized gain (loss) from:
Investment transactions	11,070	4,022	3
Investment transactions in affiliated securities	–	–	10,195
Change in unrealized appreciation/depreciation of:
Investments	(7,493)	(3,555)	–
Investments in affiliated securities	–	–	(9,441)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign currencies	3,577	467	757
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,392	$1,577	$2,255

See accompanying notes.

8

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months ended June 30, 2018 (unaudited)

	SAM Conservative	SAM Conservative	SAM Flexible
Amounts in thousands	Balanced Portfolio	Growth Portfolio	Income Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$944	$648	$1,442
Total Income	944	648	1,442
Expenses:
Management and investment advisory fees	220	391	237
Distribution fees - Class 2	26	159	29
Directors' expenses	3	4	3
Professional fees	2	2	2
Total Gross Expenses	251	556	271
Less: Reimbursement from Manager - Class 1	19	–	–
Less: Reimbursement from Manager - Class 2	2	–	–
Total Net Expenses	230	556	271
Net Investment Income (Loss)	714	92	1,171

Net Realized and Unrealized Gain (Loss) on Investments and Foreign currencies
Net realized gain (loss) from:
Investment transactions in affiliated securities	1,346	5,454	4,698
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	(2,250)	(3,758)	(6,456)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign currencies	(904)	1,696	(1,758)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(190)	$1,788	$(587)

See accompanying notes.

9

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months ended June 30, 2018 (unaudited)

	SAM Strategic	Short-Term Income
Amounts in thousands	Growth Portfolio	Account	SmallCap Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$741	$19	$18
Dividends	–	–	966
Interest	–	1,991	–
Total Income	741	2,010	984
Expenses:
Management and investment advisory fees	329	387	867
Distribution fees - Class 2	159	3	7
Custodian fees	–	5	2
Directors' expenses	4	2	3
Professional fees	2	2	2
Total Gross Expenses	494	399	881
Less: Reimbursement from Manager - Class 1	–	8	–
Total Net Expenses	494	391	881
Net Investment Income (Loss)	247	1,619	103

Net Realized and Unrealized Gain (Loss) on Investments and Foreign currencies
Net realized gain (loss) from:
Investment transactions	–	(639)	21,798
Investment transactions in affiliated securities	6,818	–	–
Change in unrealized appreciation/depreciation of:
Investments	–	(865)	(765)
Investments in affiliated securities	(6,358)	–	–
Net Realized and Unrealized Gain (Loss) on Investments and Foreign currencies	460	(1,504)	21,033
Net Increase (Decrease) in Net Assets Resulting from Operations	$707	$115	$21,136

See accompanying notes.

10

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Diversified International
Amounts in thousands	Account		Equity Income Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2018	2017	June 30, 2018	2017
Operations
Net investment income (loss)	$3,756	$3,783	$6,930	$12,452
Net realized gain (loss) on investments and foreign currencies	14,020	16,389	13,815	43,479
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies	(29,556)	48,996	(22,052)	50,703
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,780)	69,168	(1,307)	106,634

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(5,043)	–	(11,625)
Class 2	–	(25)	–	(513)
From net realized gain on investments:
Class 1	–	–	–	(24,987)
Class 2	–	–	–	(1,228)
Total Dividends and Distributions	–	(5,068)	–	(38,353)

Capital Share Transactions
Shares sold:
Class 1	17,272	17,953	37,244	47,257
Class 2	532	582	1,025	1,516
Shares issued in reinvestment of dividends and distributions:
Class 1	–	5,043	–	36,612
Class 2	–	25	–	1,741
Shares redeemed:
Class 1	(18,319)	(37,771)	(48,911)	(102,262)
Class 2	(34)	(448)	(2,205)	(3,073)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(549)	(14,616)	(12,847)	(18,209)
Total Increase (Decrease)	(12,329)	49,484	(14,154)	50,072

Net Assets
Beginning of period	294,843	245,359	600,098	550,026
End of period (including undistributed net investment income as set forth below)	$282,514	$294,843	$585,944	$600,098
Undistributed (Overdistributed) Net Investment Income (Loss)	$6,885	$3,129	$22,236	$15,365

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,005	1,163	1,424	1,886
Class 2	31	36	40	62
Shares issued in reinvestment of dividends and distributions:
Class 1	–	316	–	1,555
Class 2	–	1	–	74
Shares redeemed:
Class 1	(1,070)	(2,444)	(1,871)	(4,154)
Class 2	(2)	(29)	(85)	(125)
Net Increase (Decrease)	(36)	(957)	(492)	(702)

See accompanying notes.

11

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Government & High Quality
Amounts in thousands	Bond Account		Income Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2018	2017	June 30, 2018	2017
Operations
Net investment income (loss)	$2,944	$7,687	$3,743	$7,676
Net realized gain (loss) on investments and foreign currencies	(2,812)	(748)	2,084	(365)
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies	(2,261)	(2,359)	(6,672)	3,846
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,129)	4,580	(845)	11,157

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(9,806)	–	(9,413)
Class 2	–	(89)	–	(117)
Total Dividends and Distributions	–	(9,895)	–	(9,530)

Capital Share Transactions
Shares sold:
Class 1	10,410	27,787	5,658	18,162
Class 2	299	380	467	822
Shares issued in reinvestment of dividends and distributions:
Class 1	–	9,806	–	9,413
Class 2	–	89	–	117
Shares redeemed:
Class 1	(22,592)	(38,116)	(35,672)	(37,872)
Class 2	(132)	(417)	(236)	(775)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(12,015)	(471)	(29,783)	(10,133)
Total Increase (Decrease)	(14,144)	(5,786)	(30,628)	(8,506)

Net Assets
Beginning of period	244,141	249,927	223,063	231,569
End of period (including undistributed net investment income as set forth below)	$229,997	$244,141	$192,435	$223,063
Undistributed (Overdistributed) Net Investment Income (Loss)	$11,614	$8,670	$10,869	$7,126

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,078	2,786	547	1,738
Class 2	31	38	46	78
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,002	–	915
Class 2	–	9	–	11
Shares redeemed:
Class 1	(2,344)	(3,814)	(3,466)	(3,599)
Class 2	(13)	(42)	(23)	(74)
Net Increase (Decrease)	(1,248)	(21)	(2,896)	(931)

See accompanying notes.

12

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	LargeCap Growth Account		MidCap Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2018	2017	June 30, 2018	2017
Operations
Net investment income (loss)	$37	$255	$1,036	$1,964
Net realized gain (loss) on investments and foreign currencies	14,310	10,067	50,426	86,890
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies	(2,882)	22,296	(34,313)	44,727
Net Increase (Decrease) in Net Assets Resulting from Operations	11,465	32,618	17,149	133,581

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(408)	–	(3,046)
Class 2	–	(2)	–	(55)
From net realized gain on investments:
Class 1	–	–	–	(36,904)
Class 2	–	–	–	(1,112)
Total Dividends and Distributions	–	(410)	–	(41,117)

Capital Share Transactions
Shares sold:
Class 1	4,271	6,086	7,323	13,402
Class 2	367	357	145	249
Shares issued in reinvestment of dividends and distributions:
Class 1	–	408	–	39,950
Class 2	–	2	–	1,167
Shares redeemed:
Class 1	(14,062)	(15,126)	(42,307)	(144,828)
Class 2	(155)	(154)	(661)	(1,127)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(9,579)	(8,427)	(35,500)	(91,187)
Total Increase (Decrease)	1,886	23,781	(18,351)	1,277

Net Assets
Beginning of period	120,902	97,121	592,896	591,619
End of period (including undistributed net investment income as set forth below)	$122,788	$120,902	$574,545	$592,896
Undistributed (Overdistributed) Net Investment Income (Loss)	$292	$255	$2,539	$1,810

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	121	212	122	239
Class 2	10	13	3	4
Shares issued in reinvestment of dividends and distributions:
Class 1	–	14	–	725
Class 2	–	–	–	21
Shares redeemed:
Class 1	(399)	(525)	(706)	(2,600)
Class 2	(4)	(6)	(11)	(20)
Net Increase (Decrease)	(272)	(292)	(592)	(1,631)

See accompanying notes.

13

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal Capital Appreciation
Amounts in thousands	Account		Real Estate Securities Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2018	2017	June 30, 2018	2017
Operations
Net investment income (loss)	$815	$1,680	$1,110	$1,870
Net realized gain (loss) on investments and foreign currencies	11,070	9,970	4,022	12,729
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies	(7,493)	18,186	(3,555)	(738)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,392	29,836	1,577	13,861

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(1,876)	–	(2,714)
Class 2	–	(84)	–	(35)
From net realized gain on investments:
Class 1	–	–	–	(14,849)
Class 2	–	–	–	(232)
Total Dividends and Distributions	–	(1,960)	–	(17,830)

Capital Share Transactions
Shares sold:
Class 1	1,725	3,469	6,057	10,799
Class 2	948	799	840	804
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,876	–	17,563
Class 2	–	84	–	267
Shares redeemed:
Class 1	(13,354)	(24,539)	(13,239)	(28,607)
Class 2	(537)	(1,180)	(292)	(2,387)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(11,218)	(19,491)	(6,634)	(1,561)
Total Increase (Decrease)	(6,826)	8,385	(5,057)	(5,530)

Net Assets
Beginning of period	162,998	154,613	157,445	162,975
End of period (including undistributed net investment income as set forth below)	$156,172	$162,998	$152,388	$157,445
Undistributed (Overdistributed) Net Investment Income (Loss)	$2,480	$1,694	$3,765	$2,655

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	59	135	311	506
Class 2	33	31	43	39
Shares issued in reinvestment of dividends and distributions:
Class 1	–	72	–	880
Class 2	–	3	–	13
Shares redeemed:
Class 1	(458)	(943)	(675)	(1,341)
Class 2	(19)	(45)	(15)	(112)
Net Increase (Decrease)	(385)	(747)	(336)	(15)

See accompanying notes.

14

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			SAM Conservative Balanced
Amounts in thousands	SAM Balanced Portfolio		Portfolio
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2018	2017	June 30, 2018	2017
Operations
Net investment income (loss)	$1,498	$22,563	$714	$6,294
Net realized gain (loss) on investments and foreign currencies	10,198	36,186	1,346	7,429
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies	(9,441)	51,054	(2,250)	7,897
Net Increase (Decrease) in Net Assets Resulting from Operations	2,255	109,803	(190)	21,620

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(14,267)	–	(4,930)
Class 2	–	(2,022)	–	(486)
From net realized gain on investments:
Class 1	–	(15,704)	–	(1,872)
Class 2	–	(2,492)	–	(201)
Total Dividends and Distributions	–	(34,485)	–	(7,489)

Capital Share Transactions
Shares sold:
Class 1	8,613	16,038	7,495	8,651
Class 2	6,112	10,687	1,790	3,932
Shares issued in reinvestment of dividends and distributions:
Class 1	–	29,971	–	6,802
Class 2	–	4,514	–	687
Shares redeemed:
Class 1	(57,108)	(105,666)	(17,194)	(33,614)
Class 2	(5,051)	(11,933)	(1,652)	(2,832)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(47,434)	(56,389)	(9,561)	(16,374)
Total Increase (Decrease)	(45,179)	18,929	(9,751)	(2,243)

Net Assets
Beginning of period	788,538	769,609	199,064	201,307
End of period (including undistributed net investment income as set forth below)	$743,359	$788,538	$189,313	$199,064
Undistributed (Overdistributed) Net Investment Income (Loss)	$24,060	$22,562	$7,007	$6,293

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	541	1,048	607	722
Class 2	388	702	147	328
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,991	–	573
Class 2	–	303	–	59
Shares redeemed:
Class 1	(3,580)	(6,911)	(1,392)	(2,799)
Class 2	(320)	(787)	(136)	(238)
Net Increase (Decrease)	(2,971)	(3,654)	(774)	(1,355)

See accompanying notes.

15

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	SAM Conservative Growth
Amounts in thousands	Portfolio		SAM Flexible Income Portfolio
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2018	2017	June 30, 2018	2017
Operations
Net investment income (loss)	$92	$9,148	$1,171	$7,953
Net realized gain (loss) on investments and foreign currencies	5,454	17,208	4,698	5,006
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies	(3,758)	32,050	(6,456)	4,463
Net Increase (Decrease) in Net Assets Resulting from Operations	1,788	58,406	(587)	17,422

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(3,240)	–	(6,479)
Class 2	–	(1,602)	–	(654)
From net realized gain on investments:
Class 1	–	(4,542)	–	(1,400)
Class 2	–	(2,613)	–	(153)
Total Dividends and Distributions	–	(11,997)	–	(8,686)

Capital Share Transactions
Shares sold:
Class 1	8,049	15,368	5,066	13,221
Class 2	4,612	8,409	4,315	5,463
Shares issued in reinvestment of dividends and distributions:
Class 1	–	7,782	–	7,879
Class 2	–	4,215	–	807
Shares redeemed:
Class 1	(16,803)	(27,122)	(22,411)	(30,688)
Class 2	(4,509)	(10,459)	(1,875)	(4,151)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(8,651)	(1,807)	(14,905)	(7,469)
Total Increase (Decrease)	(6,863)	44,602	(15,492)	1,267

Net Assets
Beginning of period	347,133	302,531	217,745	216,478
End of period (including undistributed net investment income as set forth below)	$340,270	$347,133	$202,253	$217,745
Undistributed (Overdistributed) Net Investment Income (Loss)	$9,238	$9,146	$9,123	$7,952

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	402	827	394	1,032
Class 2	234	455	338	429
Shares issued in reinvestment of dividends and distributions:
Class 1	–	420	–	625
Class 2	–	231	–	64
Shares redeemed:
Class 1	(837)	(1,452)	(1,739)	(2,393)
Class 2	(228)	(568)	(147)	(327)
Net Increase (Decrease)	(429)	(87)	(1,154)	(570)

See accompanying notes.

16

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	SAM Strategic Growth Portfolio		Short-Term Income Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2018	2017	June 30, 2018	2017
Operations
Net investment income (loss)	$247	$6,555	$1,619	$3,319
Net realized gain (loss) on investments and foreign currencies	6,818	14,569	(639)	(99)
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies	(6,358)	32,616	(865)	128
Net Increase (Decrease) in Net Assets Resulting from Operations	707	53,740	115	3,348

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(2,198)	–	(3,141)
Class 2	–	(1,445)	–	(42)
From net realized gain on investments:
Class 1	–	(4,239)	–	–
Class 2	–	(3,254)	–	–
Total Dividends and Distributions	–	(11,136)	–	(3,183)

Capital Share Transactions
Shares sold:
Class 1	6,520	14,111	14,352	32,564
Class 2	5,071	9,771	1,794	2,666
Shares issued in reinvestment of dividends and distributions:
Class 1	–	6,437	–	3,141
Class 2	–	4,699	–	42
Shares redeemed:
Class 1	(11,133)	(26,278)	(21,352)	(47,948)
Class 2	(4,467)	(9,804)	(359)	(2,494)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,009)	(1,064)	(5,565)	(12,029)
Total Increase (Decrease)	(3,302)	41,540	(5,450)	(11,864)

Net Assets
Beginning of period	290,493	248,953	160,746	172,610
End of period (including undistributed net investment income as set forth below)	$287,191	$290,493	$155,296	$160,746
Undistributed (Overdistributed) Net Investment Income (Loss)	$6,802	$6,555	$4,936	$3,317

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	298	696	5,650	12,728
Class 2	233	487	709	1,047
Shares issued in reinvestment of dividends and distributions:
Class 1	–	320	–	1,232
Class 2	–	236	–	17
Shares redeemed:
Class 1	(507)	(1,298)	(8,405)	(18,737)
Class 2	(206)	(489)	(142)	(976)
Net Increase (Decrease)	(182)	(48)	(2,188)	(4,689)

See accompanying notes.

17

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	SmallCap Account
		Year Ended
	Period Ended	December 31,
	June 30, 2018	2017
Operations
Net investment income (loss)	$103	$770
Net realized gain (loss) on investments and foreign currencies	21,798	16,365
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies	(765)	8,266
Net Increase (Decrease) in Net Assets Resulting from Operations	21,136	25,401

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(766)
Class 2	–	(7)
Total Dividends and Distributions	–	(773)

Capital Share Transactions
Shares sold:
Class 1	4,693	8,334
Class 2	235	497
Shares issued in reinvestment of dividends and distributions:
Class 1	–	766
Class 2	–	7
Shares redeemed:
Class 1	(23,040)	(34,375)
Class 2	(265)	(666)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(18,377)	(25,437)
Total Increase (Decrease)	2,759	(809)

Net Assets
Beginning of period	214,040	214,849
End of period (including undistributed net investment income as set forth below)	$216,799	$214,040
Undistributed (Overdistributed) Net Investment Income (Loss)	$930	$893

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	264	532
Class 2	13	31
Shares issued in reinvestment of dividends and distributions:
Class 1	–	50
Class 2	–	1
Shares redeemed:
Class 1	(1,301)	(2,177)
Class 2	(15)	(43)
Net Increase (Decrease)	(1,039)	(1,606)

See accompanying notes.

18

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2018 (unaudited)

1. Organization

Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, LargeCap Growth Account, MidCap Account, Principal Capital Appreciation Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, and SmallCap Account, (known as the “Accounts”), are presented herein.

Each of the Accounts is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. Each of the Accounts was an investment company at all times during the period. The Accounts have not provided financial support, and are not contractually required to provide financial support to any investee.

On May 1, 2017, Principal Management Corporation (formerly, the “Manager”) was merged into Principal Global Investors, LLC (the “Manager”). The merger did not involve a change in actual control or actual management with respect to the investment adviser of the Funds. The personnel responsible for fulfilling the obligations to the Funds pursuant to the investment advisory agreement remain the same.

All classes of shares for each of the Accounts represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Accounts:

Security Valuation. SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) and Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, MidCap Account, Real Estate Securities Account, Short-Term Income Account, and SmallCap Account invest in combinations of other series of the Fund and Principal Funds, Inc. which are valued at the closing net asset value per share of each respective fund on the day of valuation. In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds, which are valued at fair value. The Accounts also invest in other publicly traded investment funds. Other publicly traded investment funds are valued at the respective fund’s net asset value. The shares of the other series of the Fund, Principal Funds, Inc., Principal Exchange-Traded Funds, and other publicly traded investment funds are referred to as the “Underlying Funds”.

The Accounts (with the exception of the SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Accounts’ net asset values are reflected in the Accounts’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

19

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2018 (unaudited)

2. Significant Accounting Policies (Continued)

To the extent the Accounts invest in foreign securities listed on foreign exchanges which trade on days on which the Accounts do not determine net asset values, for example weekends and other customary national U.S. holidays, the Accounts’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Accounts’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following accounts held securities denominated in foreign currencies that exceeded 5% of net assets of the account:

Diversified International Account

Euro	21.9%
Japanese Yen	15.7
British Pound Sterling	13.2
Canadian Dollar	7.8
Swiss Franc	5.1

Income and Investment Transactions. The Accounts record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the lives of the respective securities. The Accounts allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to a particular account are charged to that account. Other expenses not directly attributed to a particular account are apportioned among the registered investment companies managed by the Manager.

20

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2018 (unaudited)

2. Significant Accounting Policies (Continued)

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that each of the SAM Portfolios, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, LargeCap Growth Account, MidCap Account, Principal Capital Appreciation Account, Real Estate Securities Account, Short-Term Income Account, and SmallCap Account (singly, “a Fund of Fund” and collectively, “the Fund of Funds”) bears directly, each of the Fund of Funds indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Fund of Funds may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the Fund of Funds will vary. Expenses included in the statements of operations of the Fund of Funds reflect the expenses of each Fund of Fund and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, certain preferred securities, amortization of premiums and discounts, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, partnership investments, Real Estate Investment Trusts (“REITs”), utilization of earnings and profits distributed to shareholders on redemption of shares, foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as return of capital distributions.

Real Estate Securities Account receives substantial distributions from holdings in REITs. Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Accounts intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Accounts’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended June 30, 2018, the Accounts did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the shorter of the fiscal years from 2014-2016 or commencement of the fund’s operations to 2016. No examinations are in progress at this time.

Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Accounts have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, a corresponding receivable will only be recorded when both the amount is known and there are no significant uncertainties regarding collectability.

Gains realized upon the disposition of certain foreign securities held by certain of the Accounts may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statement of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Accounts accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statement of assets and liabilities. At June 30, 2018, the Accounts had no deferred tax liability relating to foreign securities.

21

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2018 (unaudited)

2. Significant Accounting Policies (Continued)

Investment Company Reporting Modernization. Effective October 13, 2016, the U.S. Securities and Exchange Commission (“SEC”) approved a final rule, Investment Company Reporting Modernization. The SEC adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. As of June 30, 2018, the Fund has adopted the new rules, forms and amendments.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Accounts and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Accounts to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month London InterBank Offered Rate LIBOR rate plus 1.00%). During the period ended June 30, 2018, Equity Income Account, Government & High Quality Bond Account, Income Account, MidCap Account, Short-Term Income Account, and SmallCap Account each loaned to the Facility. The interest income received is included in interest income on the statements of operations. There were no outstanding borrowings as of June 30, 2018.

During the period ended June 30, 2018, accounts borrowing from the Facility were as follows (amounts in thousands):

	Average	Weighted Average
	Outstanding Balance	Interest Rate
Diversified International Account	$31	1.97%
LargeCap Growth Account	2	2.10
MidCap Account	9	2.17
Real Estate Securities Account	40	2.07
SmallCap Account	1	2.36

The interest expense associated with these borrowings is included in other expenses on the statements of operations.

In addition, the Accounts participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit. The Accounts did not borrow against the line of credit during the period ended June 30, 2018.

Counterparties. The Accounts may be exposed to counterparty risk, or the risk that another party with which the Accounts have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Accounts exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Accounts in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Accounts. If the unpaid amount owed to the Accounts subsequently decreases, the Accounts would be required to return all or a portion of the collateral.

Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.

The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Accounts has valued the investments. This may have an adverse effect on each of the Accounts’ ability to dispose of particular illiquid securities at fair value and may limit each of the Accounts’ ability to obtain accurate market quotations for purposes of valuing the securities.

22

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2018 (unaudited)

3. Operating Policies (Continued)

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Mortgage-Dollar-Rolls. Certain of the Accounts have entered into mortgage-dollar-roll transactions on “to-be-announced” securities (“TBA”), in which the Accounts sell mortgage-backed securities and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Accounts forgo principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Accounts' portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Accounts in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Accounts’ policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Senior Floating Rate Interests. The Accounts may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the account and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or LIBOR.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the senior floating rate interests, the Accounts may also enter into unfunded loan commitments. All or a portion of the commitments may be unfunded. The Accounts are obligated to fund these commitments at the Borrower’s discretion. Therefore, the Accounts must have funds sufficient to cover its contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities. As of June 30, 2018, the Accounts had no unfunded loan commitments outstanding.

23

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2018 (unaudited)

3. Operating Policies (Continued)

To-Be-Announced Securities. The Accounts may trade portfolio securities on a “to-be-announced” or when-issued basis. In a TBA or when-issued transaction, the Accounts commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Underlying Funds. The performance and risks of each Fund of Fund directly correspond to the performance and risks of the underlying funds in which the fund of funds invest. By investing in many underlying funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a Fund of Funds allocates to stock funds, the greater the expected risk.

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

The Manager is the advisor to the Fund of Funds, and each of the underlying funds. The Manager is committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of June 30, 2018, the Fund of Funds own the following percentages, in the aggregate, of the outstanding shares of the Accounts listed below:

Total Percentage of
Account	Outstanding Shares Owned
Equity Income Account	37.11%
Government & High Quality Bond Account	39.59
Income Account	92.95
Short-Term Income Account	16.62

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Accounts may invest in U.S. government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government or its agencies. The U.S. government does not guarantee the net asset value of the Accounts’ shares. Some U.S. government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. government.

24

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2018 (unaudited)

4. Fair Value

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these securities are dependent on economic, political and other considerations. The values of the underlying investee securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

25

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2018 (unaudited)

4. Fair Value (Continued)

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (“the Pricing Group”) who reports to the Valuation Committee relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The table below shows the amount transferred from Level 2 to Level 1 at June 30, 2018 to reflect events that occurred after the close of a certain foreign market or exchange but prior to the calculation of the net asset value:

Diversified International Account $ 7,500,442

The following is a summary of the inputs used as of June 30, 2018 in valuing the Funds' securities carried at value (amounts shown in thousands):

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Diversified International Account
Common Stocks
Basic Materials		$4,290	$11,597	$—	$15,887
Communications		6,272	14,250	—	20,522
Consumer, Cyclical		7,419	46,964	—	54,383
Consumer, Non-cyclical		3,941	31,000	—	34,941
Diversified		—	948	—	948
Energy		3,047	19,038	—	22,085
Financial		16,233	57,078	—	73,311
Industrial		2,963	24,636	—	27,599
Technology		—	21,563	—	21,563
Utilities		—	3,544	—	3,544
Investment Companies*		4,434	—	—	4,434
Preferred Stocks		976	—	—	976
	Total investments in securities $	49,575	$230,618	$—	$280,193

Equity Income Account
Common Stocks*		$578,731	$—	$—	$578,731
Investment Companies*		4,774	—	—	4,774
	Total investments in securities $	583,505	$—	$—	$583,505

Government & High Quality Bond Account
Bonds*		$—	$67,725	$—	$67,725
Investment Companies*		2,175	—	—	2,175
U.S. Government & Government Agency Obligations*		—	159,671	—	159,671
	Total investments in securities $	2,175	$227,396	$—	$229,571

26

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2018 (unaudited)

4. Fair Value (Continued)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Income Account
Bonds*		$—	$119,903	$—	$119,903
Common Stocks
Energy		625	—	—	625
Industrial		—	—	4,381	4,381
Convertible Bonds*		—	1,212	—	1,212
Investment Companies*		1,822	—	—	1,822
Senior Floating Rate Interests*		—	1,207	—	1,207
U.S. Government & Government Agency Obligations*		—	61,600	—	61,600
	Total investments in securities $	2,447	$183,922	$4,381	$190,750

LargeCap Growth Account
Common Stocks*		$121,587	$—	$—	$121,587
Investment Companies*		895	—	—	895
	Total investments in securities $	122,482	$—	$—	$122,482

MidCap Account
Common Stocks*		$573,681	$—	$—	$573,681
Investment Companies*		1,026	—	—	1,026
	Total investments in securities $	574,707	$—	$—	$574,707

Principal Capital Appreciation Account
Common Stocks*		$153,431	$—	$—	$153,431
Investment Companies*		2,122	—	—	2,122
	Total investments in securities $	155,553	$—	$—	$155,553

Real Estate Securities Account
Common Stocks*		$151,533	$—	$—	$151,533
Investment Companies*		426	—	—	426
	Total investments in securities $	151,959	$—	$—	$151,959

SAM Balanced Portfolio
Investment Companies*		$743,550	$—	$—	$743,550
	Total investments in securities $	743,550	$—	$—	$743,550

SAM Conservative Balanced Portfolio
Investment Companies*		$189,355	$—	$—	$189,355
	Total investments in securities $	189,355	$—	$—	$189,355

SAM Conservative Growth Portfolio
Investment Companies*		$340,365	$—	$—	$340,365
	Total investments in securities $	340,365	$—	$—	$340,365

SAM Flexible Income Portfolio
Investment Companies*		$202,299	$—	$—	$202,299
	Total investments in securities $	202,299	$—	$—	$202,299

SAM Strategic Growth Portfolio
Investment Companies*		$287,275	$—	$—	$287,275
	Total investments in securities $	287,275	$—	$—	$287,275

27

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2018 (unaudited)

4. Fair Value (Continued)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Short-Term Income Account
Bonds*		$—	$150,733	$—	$150,733
Investment Companies*		2,482	—	—	2,482
U.S. Government & Government Agency Obligations*		—	1,370	—	1,370
	Total investments in securities $	2,482	$152,103	$—	$154,585

SmallCap Account
Common Stocks*		$213,138	$—	$—	$213,138
Investment Companies*		3,100	—	—	3,100
	Total investments in securities $	216,238	$—	$—	$216,238

*For additional detail regarding sector classifications, please see the Schedules of Investments.

Certain detailed information is provided for those Accounts with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

		Fair Value as of
Fund	Asset Type	June 30, 2018	Valuation Technique	Unobservable Input
				Guideline public
Income Account	Common Stocks	$4,381	Enterprise Valuation Model	companies (EBITDA
				multiples of 0.95 – 1.15x)

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts in thousands):

			Accrued
			Discounts/
			Premiums							Net Change in Unrealized
			and Change							Appreciation/
	Value	Realized	in		Proceeds	Transfers			Value	(Depreciation) on
	December 31,	Gain/	Unrealized		from	into Level		Transfers Out of	June 30,	Investments Held at June
Fund	2017	(Loss)	Gain/(Loss)	Purchases	Sales	3	*	Level 3**	2018	30, 2018
Income Account
Common Stocks
Industrial	$3,630	$—	$751	$—	$—	$—		$—	$4,381	$751
Total	$3,630	$—	$751	$—	$—	$—		$—	$4,381	$751

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Accounts which had a significant Level 3 balance.

28

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2018 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Accounts have agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of each account’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Accounts, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The annual rates used in this calculation for each of the other Accounts are as follows:

		Net Assets of Accounts (in millions)
	First $100	Next $100	Next $100	Next $100	Thereafter
Equity Income Account	.60%	.55%	.50%	.45%	.40%
MidCap Account	.65	.60	.55	.50	.45
Real Estate Securities Account	.90	.85	.80	.75	.70
SmallCap Account	.85	.80	.75	.70	.65

		Net Assets of Accounts (in millions)
	First $250	Next $250	Next $250	Next $250	Thereafter
Diversified International Account	.85%	.80%	.75%	.70%	.65%

	Net Assets of Account (in millions)
	First $200	Next $300	Over $500
Short-Term Income Account	.50%	.45%	.40%

	Net Assets of Account (in millions)
	First $500	Over $500
Principal Capital Appreciation Account	.625%	.50%

		Net Assets of Account
	First $500	Next $500	Next $1	Next $1	Over $3
	million	million	billion	billion	billion
LargeCap Growth Account	.68%	.63%	.61%	.56%	.51%

Net Assets of Accounts (in billions)

	First $2	Over $2
Government & High Quality Bond Account	.50%	.45%
Income Account	.50	.45

The Manager contractually agreed to limit the expenses (including acquired fund fees and expenses, but excluding interest expense, expenses related to fund investments, and other extraordinary expenses) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits, which expire April 30, 2019, are as follows:

Period from January 1, 2018 through June 30, 2018
	Class 1	Class 2
SAM Balanced Portfolio	.86%	1.11%
SAM Conservative Balanced Portfolio	.84	1.09
SAM Conservative Growth Portfolio	.99	1.24
SAM Strategic Growth Portfolio	.99	1.24

The Manager has contractually agreed to reduce Short-Term Income Account’s expenses by .01% through the period ended April 30, 2019.

Amounts owed to the Accounts under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Manager and are settled monthly.

29

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2018 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Distribution and Fees. Class 2 shares of the Accounts bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 shares of each of the Accounts. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Accounts. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual distribution fee rate is .25%.

Affiliated Ownership. At June 30, 2018, Principal Life Insurance Company (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Accounts as follows (amounts in thousands):

	Class 1	Class 2
Diversified International Account	17,001	68
Equity Income Account	9,257	116
Government & High Quality Bond Account	13,786	170
Income Account	480	121
LargeCap Growth Account	3,082	28
MidCap Account	8,937	—
Principal Capital Appreciation Account	4,354	58
Real Estate Securities Account	7,116	153
SAM Balanced Portfolio	36,750	821
SAM Conservative Balanced Portfolio	13,373	509
SAM Conservative Growth Portfolio	9,055	501
SAM Flexible Income Portfolio	13,136	899
SAM Strategic Growth Portfolio	6,805	285
Short-Term Income Account	48,540	1,183
SmallCap Account	10,925	65

6. Investment Transactions

For the period ended June 30, 2018, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Accounts were as follows (amounts in thousands):

	Purchases	Sales
Diversified International Account	$94,416	$93,115
Equity Income Account	39,783	41,017
Government & High Quality Bond Account	21,023	25,105
Income Account	7,403	23,039
LargeCap Growth Account	41,654	51,077
MidCap Account	74,868	108,569
Principal Capital Appreciation Account	44,215	53,901
Real Estate Securities Account	11,273	16,350
SAM Balanced Portfolio	83,881	134,006
SAM Conservative Balanced Portfolio	22,701	31,203
SAM Conservative Growth Portfolio	56,490	66,613
SAM Flexible Income Portfolio	24,750	40,030
SAM Strategic Growth Portfolio	60,075	66,434
Short-Term Income Account	40,653	44,287
SmallCap Account	54,953	74,377

30

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2018 (unaudited)

6. Investment Transactions (Continued)

For the period ended June 30, 2018, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Accounts were as follows (amounts in thousands):

	Purchases	Sales
Government & High Quality Bond Account	$2,556	$3,535
Income Account	975	3,467
Short-Term Income Account	243	241

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended June 30, 2018 and December 31, 2017 were as follows (amounts in thousands):

					Long-Term
		Ordinary Income			Capital Gain			Section 1250 Gain
		2018	2017		2018	2017	*	2018	2017	^
Diversified International Account	$	— $	5,068	$	— $	— $		— $	—
Equity Income Account		—	14,151		—	24,202		—	—
Government & High Quality Bond Account		—	9,895		—	—		—	—
Income Account		—	9,530		—	—		—	—
LargeCap Growth Account		—	410		—	—		—	—
MidCap Account		—	3,101		—	38,016		—	—
Principal Capital Appreciation Account		—	1,960		—	—		—	—
Real Estate Securities Account		—	2,749		—	14,834		—	247
SAM Balanced Portfolio		—	16,564		—	17,921		—	—
SAM Conservative Balanced Portfolio		—	5,473		—	2,016		—	—
SAM Conservative Growth Portfolio		—	4,876		—	7,121		—	—
SAM Flexible Income Portfolio		—	7,133		—	1,553		—	—
SAM Strategic Growth Portfolio		—	3,694		—	7,442		—	—
Short-Term Income Account		—	3,183		—	—		—	—
SmallCap Account		—	773		—	—		—	—

*The Accounts designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).

^Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.

Certain Accounts may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

31

NOTES TO FINANCIAL STATEMENTS

PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2018 (unaudited)

7. Federal Tax Information (Continued)

Distributable Earnings. As of December 31, 2017, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

							Total
	Undistributed	Undistributed			Net Unrealized	Other	Accumulated
	Ordinary	Long-Term		Accumulated	Appreciation	Temporary	Earnings
	Income	Capital Gains		Losses	(Depreciation)	Differences*	(Deficit)
Diversified International Account	$6,006	$—		$—	$70,021	$—	$76,027
Equity Income Account	13,351	33,348		—	264,247	—	310,946
Government & High Quality Bond Account	8,669	—		(3,087)	(8,302)	(49)	(2,769)
Income Account	8,190	—		(4,094)	10,374	161	14,631
LargeCap Growth Account	255	8,663		—	32,476	—	41,394
MidCap Account	1,316	72,183		—	225,220	—	298,719
Principal Capital Appreciation Account	1,692	8,273		—	61,995	—	71,960
Real Estate Securities Account	2,973	11,571	^	—	35,133	—	49,677
SAM Balanced Portfolio	24,234	34,260		—	118,476	—	176,970
SAM Conservative Balanced Portfolio	6,537	6,842		—	18,712	—	32,091
SAM Conservative Growth Portfolio	10,265	15,433		—	52,447	—	78,145
SAM Flexible Income Portfolio	8,173	4,660		—	16,260	—	29,093
SAM Strategic Growth Portfolio	7,335	14,490		—	37,003	—	58,828
Short-Term Income Account	3,317	—		(103)	(435)	(8)	2,771
SmallCap Account	1,504	12,076		—	42,856	—	56,436

*Represents book-to-tax accounting differences.

^Undistributed Long-Term Capital Gain reported includes $284,000 of undistributed Section 1250 Capital Gains.

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Accounts. At December 31, 2017, the Accounts had approximate net capital loss carryforwards as follows (amounts in thousands):

Net Capital Loss Carryforward Expiring In:			No Expiration
	2018	Short-Term	Long-Term	Total
Government & High Quality Bond Account	$—	$301	$2,786	$3,087
Income Account	1,584	111	2,399	4,094
Short-Term Income Account	—	68	35	103

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

As of December 31, 2017, the following Accounts had expired and utilized capital loss carryforwards as follows (amounts in thousands):

	Expired	Utilized
Diversified International Account	$84,793	$16,326
Government & High Quality Bond Account	3,887	—
Income Account	389	—
LargeCap Growth Account	—	1,404
Principal Capital Appreciation Account	—	741
Short-Term Income Account	8,298	—
SmallCap Account	—	3,876

32

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2018 (unaudited)

7. Federal Tax Information (Continued)

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Account’s taxable year subsequent to October 31. For the taxable year ended December 31, 2017, the Accounts do not plan to defer any late-year losses.

Reclassification of Capital Accounts. The Accounts may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Accounts. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Accounts’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2017, the Accounts recorded reclassifications as follows (amounts in thousands):

	Accumulated
	Undistributed Net	Accumulated Net Realized
	Investment Income	Gain on Investments	Paid in Capital
Diversified International Account	$34	$84,759	$(84,793)
Equity Income Account	(619)	(7,569)	8,188
Government & High Quality Bond Account	984	2,903	(3,887)
Income Account	415	(26)	(389)
MidCap Account	(286)	(14,462)	14,748
Principal Capital Appreciation Account	(27)	(356)	383
Real Estate Securities Account	1,000	(1,000)	—
Short-Term Income Account	—	8,298	(8,298)
SmallCap Account	8	(8)	—

Federal Income Tax Basis. At June 30, 2018, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Accounts were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation/(Depreciation)	Income Tax Purposes
Diversified International Account	$52,601	$(12,122)	$40,479	$239,714
Equity Income Account	248,625	(6,401)	242,224	341,281
Government & High Quality Bond Account	1,645	(12,209)	(10,564)	240,135
Income Account	7,577	(3,800)	3,777	186,973
LargeCap Growth Account	31,392	(1,798)	29,594	92,888
MidCap Account	198,369	(7,189)	191,180	383,527
Principal Capital Appreciation Account	56,520	(2,016)	54,504	101,049
Real Estate Securities Account	34,058	(2,480)	31,578	120,381
SAM Balanced Portfolio	115,922	(6,888)	109,034	634,516
SAM Conservative Balanced Portfolio	20,151	(3,690)	16,461	172,894
SAM Conservative Growth Portfolio	51,066	(2,377)	48,689	291,676
SAM Flexible Income Portfolio	14,040	(4,236)	9,804	192,495
SAM Strategic Growth Portfolio	34,257	(3,612)	30,645	256,630
Short-Term Income Account	638	(1,938)	(1,300)	155,885
SmallCap Account	49,337	(7,197)	42,140	174,098

8. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

33

     Schedule of Investments Diversified International Account June 30, 2018 (unaudited)

COMMON STOCKS - 97.26%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 1.49%			Commercial Services (continued)
Safran SA	23,017	$2,788	Evotec AG (a)	38,411	$655
Thales SA	11,025	1,418	New Oriental Education & Technology Group	13,111	1,241
		$4,206	Inc ADR
Airlines - 0.34%			Wirecard AG	8,933	1,429
Ryanair Holdings PLC ADR(a)	8,466	967			$5,426
			Computers - 2.01%
Apparel - 3.07%			Atos SE	9,967	1,355
Kering SA	5,626	3,169	Capgemini SE	8,338	1,117
LVMH Moet Hennessy Louis Vuitton SE	11,883	3,945	Logitech International SA	48,291	2,116
Moncler SpA	23,267	1,056	TDK Corp	10,800	1,100
Puma SE	852	498			$5,688
		$8,668	Distribution & Wholesale - 3.40%
Automobile Manufacturers - 5.71%			Ferguson PLC	28,016	2,267
Ashok Leyland Ltd	425,039	781	ITOCHU Corp	142,000	2,568
Ferrari NV	11,157	1,508	Mitsubishi Corp	94,300	2,615
Fiat Chrysler Automobiles NV (a)	134,952	2,546	Sumitomo Corp	131,800	2,161
Honda Motor Co Ltd	61,400	1,800			$9,611
Isuzu Motors Ltd	75,400	1,000	Diversified Financial Services - 1.86%
Maruti Suzuki India Ltd	10,449	1,347	Hana Financial Group Inc	22,232	854
Suzuki Motor Corp	30,100	1,659	Indiabulls Housing Finance Ltd	93,144	1,557
Toyota Motor Corp	48,200	3,117	ORIX Corp	146,300	2,306
Volvo AB - B Shares	149,141	2,370	Shriram Transport Finance Co Ltd	28,283	537
		$16,128			$5,254
Automobile Parts & Equipment - 0.31%			Electric - 1.25%
Aisin Seiki Co Ltd	19,000	865	Enel SpA	283,984	1,573
			Iberdrola SA	255,546	1,971
Banks - 13.51%					$3,544
Banco do Brasil SA	77,400	568	Electronics - 1.21%
Bank Negara Indonesia Persero Tbk PT	373,400	183	Hitachi High-Technologies Corp	14,500	590
Bank of Montreal	27,200	2,103	Hoya Corp	31,496	1,786
Bank of Nova Scotia/The	26,000	1,472	Murata Manufacturing Co Ltd	6,200	1,041
Credicorp Ltd	8,179	1,841			$3,417
DBS Group Holdings Ltd	109,600	2,131	Engineering & Construction - 1.49%
DNB ASA	113,476	2,210	ACS Actividades de Construccion y Servicios	30,502	1,231
Erste Group Bank AG (a)	48,135	2,007	SA

Grupo Financiero Banorte SAB de CV	221,200	1,301	ACS Actividades de Construccion y Servicios	30,502	31
HDFC Bank Ltd ADR	11,594	1,218	SA - Rights (a)
HDFC Bank Ltd	7,094	219	Vinci SA	30,744	2,951
Kotak Mahindra Bank Ltd	49,283	967			$4,213
Lloyds Banking Group PLC	3,516,945	2,918	Entertainment - 0.80%
Macquarie Group Ltd	29,468	2,686	Aristocrat Leisure Ltd	44,380	1,013
Malayan Banking Bhd	448,400	999	GVC Holdings PLC	90,881	1,257
Mediobanca Banca di Credito Finanziario SpA	192,024	1,776			$2,270
Paragon Banking Group PLC	26,348	166
Raiffeisen Bank International AG	45,236	1,386	Food - 3.33%
Sberbank of Russia PJSC ADR	153,262	2,192	Nestle SA	55,847	4,328
Standard Bank Group Ltd	54,061	755	Nichirei Corp	35,000	891
Swedbank AB	110,020	2,344	Tesco PLC	671,068	2,271
Toronto-Dominion Bank/The	63,000	3,646	Uni-President Enterprises Corp	452,000	1,146
United Overseas Bank Ltd	86,600	1,697	X5 Retail Group NV	29,638	783
Yes Bank Ltd	279,124	1,387			$9,419
		$38,172	Forest Products & Paper - 1.55%
Beverages - 2.70%			Mondi PLC	40,795	1,100
Ambev SA	250,900	1,164	Suzano Papel e Celulose SA	70,900	818
Coca-Cola Bottlers Japan Holdings Inc	25,200	1,008	UPM-Kymmene OYJ	69,307	2,468
Coca-Cola HBC AG (a)	33,654	1,120			$4,386
Diageo PLC	85,893	3,086	Hand & Machine Tools - 0.66%
Treasury Wine Estates Ltd	97,007	1,247	Sandvik AB	106,301	1,877
		$7,625
			Healthcare - Products - 0.74%
Biotechnology - 0.95%			Lonza Group AG (a)	4,128	1,091
CSL Ltd	18,807	2,677	Straumann Holding AG	1,302	987
Building Materials - 0.97%					$2,078
China National Building Material Co Ltd	1,082,000	1,065	Healthcare - Services - 0.54%
			ICON PLC (a)	11,587	1,536
Kingspan Group PLC	25,792	1,289
Rockwool International A/S	997	388
		$2,742	Holding Companies - Diversified - 0.34%
Chemicals - 0.73%			Melco International Development Ltd	309,000	948
Covestro AG (b)	16,838	1,497
Showa Denko KK	12,800	566	Home Builders - 1.41%
			MRV Engenharia e Participacoes SA	144,800	447
		$2,063	Persimmon PLC	34,189	1,139
Commercial Services - 1.92%			Sekisui House Ltd	33,432	591
Ashtead Group PLC	70,539	2,101

See accompanying notes.

34

Schedule of Investments
Diversified International Account
June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Home Builders (continued)			Real Estate - 1.89%
Taylor Wimpey PLC	772,960	$1,820	Sun Hung Kai Properties Ltd	112,000	$1,687
		$3,997	Vonovia SE	43,152	2,051
Home Furnishings - 0.59%			Wharf Real Estate Investment Co Ltd	224,000	1,591
Howden Joinery Group PLC	135,642	957			$5,329
LG Electronics Inc	9,608	715	REITs - 0.73%
		$1,672	Dexus	125,538	903
Insurance - 4.85%			Mirvac Group	720,326	1,156
ASR Nederland NV	31,617	1,288			$2,059
Direct Line Insurance Group PLC	196,580	887	Retail - 2.35%
Fairfax Financial Holdings Ltd	1,400	785	Alimentation Couche-Tard Inc	43,223	1,878
Hannover Rueck SE	13,393	1,665	Dollarama Inc	58,452	2,266
Legal & General Group PLC	646,783	2,262	Matsumotokiyoshi Holdings Co Ltd	14,200	637
NN Group NV	51,292	2,080	Wal-Mart de Mexico SAB de CV	705,222	1,861
Prudential PLC	116,678	2,660			$6,642
Swiss Life Holding AG (a)	5,990	2,077	Semiconductors - 4.34%
		$13,704	Infineon Technologies AG	108,311	2,751
Internet - 3.68%			Rohm Co Ltd	12,400	1,036
Alibaba Group Holding Ltd ADR(a)	19,330	3,586	Samsung Electronics Co Ltd	84,491	3,539
Baidu Inc ADR (a)	8,027	1,951	Taiwan Semiconductor Manufacturing Co Ltd	522,140	3,708
Tencent Holdings Ltd	96,493	4,845	Tokyo Electron Ltd	7,200	1,236
		$10,382			$12,270
Investment Companies - 0.87%			Software - 1.28%
EXOR NV	20,947	1,402	Dassault Systemes SE	7,912	1,107
Investor AB	26,047	1,055	Ubisoft Entertainment SA (a)	22,849	2,498
		$2,457			$3,605
Iron & Steel - 1.46%			Telecommunications - 2.84%
POSCO	5,501	1,623	Mobile TeleSystems PJSC ADR	83,288	735
Vale SA	196,111	2,499	Nippon Telegraph & Telephone Corp	38,313	1,741
		$4,122	Orange SA	97,860	1,634
Lodging - 0.46%			SK Telecom Co Ltd	3,731	780
Wynn Macau Ltd	409,200	1,311	SoftBank Group Corp	25,700	1,835
			Telenor ASA	63,838	1,307
Machinery - Construction & Mining - 1.62%					$8,032
Hitachi Ltd	356,000	2,508	Toys, Games & Hobbies - 0.80%
Komatsu Ltd	72,700	2,070	Nintendo Co Ltd	6,900	2,252
		$4,578
Machinery - Diversified - 1.28%			Transportation - 1.05%
Duerr AG	15,544	719	Canadian National Railway Co	36,228	2,963
Keyence Corp	3,500	1,974
Sumitomo Heavy Industries Ltd	27,000	910	TOTAL COMMON STOCKS		$274,783
		$3,603	INVESTMENT COMPANIES - 1.57%	Shares Held	Value (000's)
Media - 0.75%			Money Market Funds - 1.57%
Naspers Ltd	8,360	2,108	Principal Government Money Market Fund	4,433,521	4,434
			1.72%(c),(d)
Mining - 1.88%
Glencore PLC (a)	428,740	2,036	TOTAL INVESTMENT COMPANIES		$4,434
Rio Tinto Ltd	37,339	2,307	PREFERRED STOCKS - 0.35%	Shares Held	Value (000's)
Teck Resources Ltd	38,200	973	Holding Companies - Diversified - 0.35%
		$5,316	Itausa - Investimentos Itau SA 0.06%	411,446	$976
Oil & Gas - 7.82%
BP PLC	573,429	4,363	TOTAL PREFERRED STOCKS		$976
JXTG Holdings Inc	341,500	2,369	Total Investments		$280,193
LUKOIL PJSC ADR	22,691	1,545	Other Assets and Liabilities - 0.82%		$2,321
Neste Oyj	25,985	2,033	TOTAL NET ASSETS - 100.00%		$282,514
Petrobras Distribuidora SA	87,800	410
PTT PCL	1,124,000	1,625
Reliance Industries Ltd	160,688	2,283	(a) Non-income producing security
Royal Dutch Shell PLC - A Shares	88,289	3,064	(b)		Security exempt from registration under Rule 144A of the Securities Act of
Royal Dutch Shell PLC - B Shares	49,016	1,756	1933. These securities may be resold in transactions exempt from
Suncor Energy Inc	64,800	2,637	registration, normally to qualified institutional buyers. At the end of the
		$22,085	period, the value of these securities totaled $1,497 or 0.53% of net assets.
Pharmaceuticals - 2.19%			(c)		Affiliated Security. Security is either an affiliate (and registered under the
Novo Nordisk A/S	52,792	2,439	Investment Company Act of 1940) or an affiliate as defined by the
Roche Holding AG	16,863	3,741	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
		$6,180	outstanding voting shares of the security). Please see affiliated sub-
Private Equity - 2.24%			schedule for transactional information.
3i Group PLC	181,995	2,155	(d) Current yield shown is as of period end.
Brookfield Asset Management Inc	81,313	3,299
Intermediate Capital Group PLC	60,909	882
		$6,336

See accompanying notes.

35

Schedule of Investments
Diversified International Account
June 30, 2018 (unaudited)

Portfolio Summary (unaudited)
Country		Percent
Japan		15.68%
United Kingdom		11.87%
Canada		7.79%
France		7.78%
Switzerland		7.00%
China		4.50%
Germany		4.00%
India		3.65%
Australia		3.43%
Netherlands		3.40%
Sweden		2.70%
Korea, Republic Of		2.64%
Brazil		2.45%
Italy		2.08%
Russian Federation		1.87%
Taiwan, Province Of China		1.72%
Finland		1.59%
United States		1.57%
Hong Kong		1.50%
Singapore		1.35%
Ireland		1.33%
Norway		1.24%
Austria		1.20%
Spain		1.15%
Mexico		1.12%
South Africa		1.02%
Denmark		1.00%
Peru		0.65%
Thailand		0.58%
Macao		0.46%
Isle of Man		0.44%
Malaysia		0.35%
Indonesia		0.07%
Other Assets and Liabilities		0.82%
TOTAL NET ASSETS		100.00%

Affiliated Securities	December 31, 2017		Purchases		Sales	June 30, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.72%		$4,483		$44,624	$44,673	$4,434
		$4,483		$44,624	$44,673	$4,434

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.72%	$34		$—		$—	$—
	$34		$—		$—	$—
Amounts in thousands

See accompanying notes.

36

Schedule of Investments Equity Income Account June 30, 2018 (unaudited)

COMMON STOCKS - 98.77%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 0.38%			Machinery - Diversified - 1.00%
Boeing Co/The	6,713	$2,252	Deere & Co	41,946	$5,864

Airlines - 1.28%			Media - 1.03%
Delta Air Lines Inc	151,769	7,519	Walt Disney Co/The	57,481	6,025

Apparel - 0.98%			Miscellaneous Manufacturers - 1.85%
VF Corp	70,470	5,745	3M Co	17,268	3,397
			Parker-Hannifin Corp	47,754	7,442
Automobile Manufacturers - 1.51%					$10,839
PACCAR Inc	142,441	8,826	Oil & Gas - 8.59%
			Chevron Corp	52,236	6,604
Automobile Parts & Equipment - 2.46%			Cimarex Energy Co	90,641	9,222
Autoliv Inc	66,392	9,509	Exxon Mobil Corp	69,455	5,746
Magna International Inc	83,891	4,876	Marathon Petroleum Corp	135,233	9,488
		$14,385	Occidental Petroleum Corp	86,498	7,238
Banks - 10.15%			Royal Dutch Shell PLC - B shares ADR	165,429	12,019
Banco Santander Mexico SA Institucion de	348,704	2,333			$50,317
Banca Multiple Grupo Financiero Santand			Pharmaceuticals - 7.44%
ADR			Johnson & Johnson	56,993	6,915
Bank of Nova Scotia/The	184,790	10,574	Merck & Co Inc	169,461	10,286
JPMorgan Chase & Co	153,682	16,013	Novartis AG ADR	86,269	6,517
PNC Financial Services Group Inc/The	109,887	14,846	Pfizer Inc	267,262	9,696
SunTrust Banks Inc	52,974	3,497	Roche Holding AG ADR	369,148	10,200
US Bancorp	244,576	12,234			$43,614
		$59,497	Pipelines - 2.13%
Beverages - 1.57%			Enterprise Products Partners LP	451,103	12,482
Coca-Cola Co/The	108,286	4,750
Dr Pepper Snapple Group Inc	36,600	4,465	Private Equity - 2.43%
		$9,215	KKR & Co LP	573,596	14,254
Chemicals - 2.57%
Air Products & Chemicals Inc	32,631	5,081	REITs - 5.52%
Albemarle Corp	29,416	2,775	Alexandria Real Estate Equities Inc	15,518	1,958
DowDuPont Inc	60,341	3,978	Annaly Capital Management Inc	731,602	7,528
PPG Industries Inc	30,813	3,196	Digital Realty Trust Inc	87,309	9,742
		$15,030	Host Hotels & Resorts Inc	194,117	4,090
Computers - 3.66%			Simon Property Group Inc	52,964	9,014
Accenture PLC - Class A	21,266	3,479			$32,332
Apple Inc	97,100	17,974	Retail - 2.79%
		$21,453	Costco Wholesale Corp	43,180	9,024
Diversified Financial Services - 6.04%			Starbucks Corp	149,255	7,291
BlackRock Inc	24,100	12,027			$16,315
Discover Financial Services	184,402	12,984	Semiconductors - 3.61%
FNF Group	275,288	10,356	Applied Materials Inc	87,888	4,060
		$35,367	Maxim Integrated Products Inc	67,958	3,986
Electric - 6.60%			Microchip Technology Inc	85,711	7,795
Eversource Energy	129,763	7,605	Taiwan Semiconductor Manufacturing Co Ltd	144,669	5,289
NextEra Energy Inc	42,161	7,042	ADR
Sempra Energy	69,098	8,023			$21,130
WEC Energy Group Inc	121,847	7,877	Software - 2.57%
Xcel Energy Inc	178,360	8,148	Fidelity National Information Services Inc	51,533	5,464
		$38,695	Microsoft Corp	64,383	6,349
Electronics - 1.07%			SAP SE ADR	28,103	3,250
Honeywell International Inc	43,641	6,286			$15,063
			Telecommunications - 2.84%
Food - 4.62%			BCE Inc	182,546	7,391
Hormel Foods Corp	129,673	4,825	Verizon Communications Inc	184,295	9,272
Kraft Heinz Co/The	104,034	6,535			$16,663
Kroger Co/The	377,737	10,747	Toys, Games & Hobbies - 2.22%
Tyson Foods Inc	72,240	4,974	Hasbro Inc	140,902	13,008
		$27,081
Healthcare - Products - 4.98%			Transportation - 1.75%
Abbott Laboratories	148,210	9,039	Union Pacific Corp	56,797	8,047
Becton Dickinson and Co	36,653	8,781	United Parcel Service Inc	20,658	2,195
Medtronic PLC	132,640	11,355			$10,242
		$29,175	TOTAL COMMON STOCKS		$578,731
Insurance - 5.13%
Allstate Corp/The	96,543	8,811
Chubb Ltd	94,108	11,954
Fairfax Financial Holdings Ltd	9,778	5,481
Swiss Re AG ADR	173,950	3,811
		$30,057

See accompanying notes.

37

Schedule of Investments
Equity Income Account
June 30, 2018 (unaudited)

INVESTMENT COMPANIES - 0.81%	Shares Held	Value (000's)
Money Market Funds - 0.81%
Principal Government Money Market Fund	4,773,712	$4,774
1.72%(a),(b)

TOTAL INVESTMENT COMPANIES		$4,774
Total Investments		$583,505
Other Assets and Liabilities - 0.42%		$2,439
TOTAL NET ASSETS - 100.00%		$585,944

(a)		Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.
(b) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Financial		29.27%
Consumer, Non-cyclical		18.61%
Consumer, Cyclical		11.24%
Energy		10.72%
Technology		9.84%
Utilities		6.60%
Industrial		6.05%
Communications		3.87%
Basic Materials		2.57%
Investment Companies		0.81%
Other Assets and Liabilities		0.42%
TOTAL NET ASSETS		100.00%

Affiliated Securities		December 31, 2017	Purchases		Sales	June 30, 2018
		Value		Cost	Proceeds	Value
Principal Government Money Market Fund 1.72%		$10,695		$39,582	$45,503	$4,774
		$10,695		$39,582	$45,503	$4,774

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.72%		$56	$—		$—	$—
		$56	$—		$—	$—
Amounts in thousands

See accompanying notes.

38

Schedule of Investments
Government & High Quality Bond Account
June 30, 2018 (unaudited)

INVESTMENT COMPANIES - 0.95%	Shares Held	Value(000	's)		Principal
Money Market Funds - 0.95%				BONDS (continued)	Amount (000's) Value (000's)
Principal Government Money Market Fund	2,175,032	$2,175		Mortgage Backed Securities (continued)
1.72%(a),(b)				Fannie Mae REMICS (continued)
				1.36%, 6/25/2045(c),(d)	$6,951	$371
TOTAL INVESTMENT COMPANIES		$2,175		1.38%, 9/25/2055(c),(d)	9,952	461
	Principal			2.00%, 2/25/2040	865	834
BONDS - 29.44%	Amount (000's)	Value(000	's)	3.00%, 4/25/2042	1,067	1,042
Commercial Mortgage Backed Securities - 11.50%				3.00%, 2/25/2043	521	514
CD 2017-CD3 Mortgage Trust				3.00%, 1/25/2046	868	858
3.98%, 2/10/2050(c)	$1,000	$993		3.50%, 1/25/2040(d)	3,363	391
COMM 2014-CCRE19 Mortgage Trust				3.50%, 11/25/2042	2,500	2,548
4.72%, 8/10/2047(c)	600	595		4.00%, 12/25/2039 (d)	1,767	229
COMM 2014-UBS5 Mortgage Trust				4.00%, 11/25/2042 (d)	2,124	437
4.77%, 9/10/2047(c)	1,000	996		4.00%, 3/25/2045	1,000	1,055
Freddie Mac Multifamily Structured Pass				4.00%, 4/25/2047	631	659
Through Certificates				4.50%, 4/25/2045(d)	3,880	910
2.65%, 8/25/2026	1,300	1,239		7.00%, 4/25/2032	132	147
3.29%, 11/25/2027	1,100	1,086		8.70%, 12/25/2019	1	1
3.44%, 12/25/2027	500	500		Freddie Mac REMICS
3.60%, 1/25/2028	1,600	1,620		1.17%, 5/15/2038(c),(d)	4,818	188
3.65%, 2/25/2028(c)	700	711		1.39%, 4/15/2040(c),(d)	6,381	288
3.90%, 4/25/2028	450	466		1.50%, 4/15/2028	1,241	1,177
Ginnie Mae				2.50%, 11/15/2032	1,145	1,097
0.57%, 12/16/2059 (c),(d)	7,920	461		2.50%, 2/15/2043	1,102	1,057
0.58%, 3/16/2060(c),(d)	4,977	311		3.00%, 11/15/2030 (d)	2,941	200
0.64%, 10/16/2054 (c),(d)	11,579	344		3.00%, 11/15/2035	950	898
0.65%, 4/16/2047(c),(d)	11,473	470		3.00%, 6/15/2040	571	567
0.72%, 11/16/2052 (c),(d)	14,527	666		3.00%, 10/15/2041	460	456
0.73%, 11/16/2045 (c),(d)	18,244	745		3.00%, 4/15/2046	338	331
0.80%, 9/16/2053(c),(d)	10,141	436		3.50%, 3/15/2029	349	356
0.81%, 2/16/2053(c),(d)	12,091	643		3.50%, 8/15/2040(d)	3,314	395
0.84%, 3/16/2052(c),(d)	13,830	761		3.50%, 5/15/2043	972	980
0.85%, 2/16/2055(c),(d)	22,336	763		3.50%, 8/15/2043	1,015	1,017
0.88%, 2/16/2046(c),(d)	18,374	916		3.50%, 9/15/2043	1,200	1,189
2.60%, 5/16/2059	690	651		4.00%, 5/15/2039	4,200	4,289
2.60%, 3/16/2060	1,191	1,123		4.00%, 1/15/2045	1,257	1,307
GS Mortgage Securities Trust 2011-GC5				4.00%, 4/15/2045	567	584
5.56%, 8/10/2044(c),(e)	900	876		Ginnie Mae
GS Mortgage Securities Trust 2014-GC20				0.74%, 9/20/2037(c),(d)	8,493	315
5.02%, 4/10/2047(c)	300	285		3.50%, 12/20/2034 (d)	1,613	52
JP Morgan Chase Commercial Mortgage				3.50%, 5/20/2039	137	137
Securities Trust 2011-C5				3.50%, 5/20/2043(d)	4,895	982
5.59%, 8/15/2046(c),(e)	2,000	2,093		3.50%, 10/20/2044 (d)	6,059	994
JP Morgan Chase Commercial Mortgage				4.00%, 2/20/2044(d)	3,730	692
Securities Trust 2013-C16				4.00%, 4/20/2044(d)	1,902	340
5.11%, 12/15/2046 (c)	1,800	1,886		4.00%, 4/20/2046(d)	2,509	526
JPMDB Commercial Mortgage Securities				JP Morgan Mortgage Trust 2016-4
Trust 2018-C8				3.50%, 10/25/2046 (c),(e)	841	823
4.75%, 6/15/2051(c)	500	509		JP Morgan Mortgage Trust 2017-3
WFRBS Commercial Mortgage Trust 2013-				3.87%, 8/25/2047(c),(e)	588	564
C14				New Residential Mortgage Loan Trust 2014-
4.11%, 6/15/2046(c),(e)	1,000	906		1
WFRBS Commercial Mortgage Trust 2014-				5.00%, 1/25/2054(c),(e)	1,636	1,692
C23				New Residential Mortgage Loan Trust 2015-
4.52%, 10/15/2057 (c)	1,000	1,012		2
WFRBS Commercial Mortgage Trust 2014-				5.56%, 8/25/2055(c),(e)	1,181	1,258
LC14				Sequoia Mortgage Trust 2013-2
4.34%, 3/15/2047(c)	2,450	2,386		3.64%, 2/25/2043(c)	795	786
		$26,449		Sequoia Mortgage Trust 2017-5
Home Equity Asset Backed Securities - 0.38%				3.50%, 8/25/2047(c),(e)	360	352
ACE Securities Corp Mortgage Loan Trust				Sequoia Mortgage Trust 2018-5
Series 2007-D1				3.50%, 5/25/2048(c),(e)	694	674
6.93%, 2/25/2038(c),(e)	926	881				$38,592
				Other Asset Backed Securities - 0.78%
Mortgage Backed Securities - 16.78%				Chase Funding Trust Series 2004-1
EverBank Mortgage Loan Trust 18-1				2.55%, 12/25/2033	98	97
3.50%, 2/25/2048(c),(e)	684	673		1 Month LIBOR + 0.46%
Fannie Mae Grantor Trust 2005-T1				CNH Equipment Trust 2016-C
2.44%, 5/25/2035	254	253		1.76%, 9/15/2023	500	486
1 Month LIBOR + 0.35%				Towd Point Mortgage Trust
Fannie Mae Interest Strip				4.25%, 10/25/2053 (c),(e)	550	574
3.50%, 12/25/2043 (c),(d)	1,830	337
Fannie Mae REMICS
1.31%, 12/25/2056 (c),(d)	6,776	309

See accompanying notes.

39

Schedule of Investments
Government & High Quality Bond Account
June 30, 2018 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Other Asset Backed Securities (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
Towd Point Mortgage Trust 2017-6			6.50%, 11/1/2028	$4	$5
3.25%, 10/25/2057 (c),(e)	$700	$646	6.50%, 12/1/2028	9	10
		$1,803	6.50%, 3/1/2029	4	5
TOTAL BONDS		$67,725	6.50%, 7/1/2031	20	22
U.S. GOVERNMENT & GOVERNMENT	Principal		6.50%, 8/1/2031	5	6
AGENCY OBLIGATIONS - 69.42%	Amount (000's)	Value (000's)	6.50%, 10/1/2031	9	10
Federal Home Loan Mortgage Corporation (FHLMC) - 14.43%			6.50%, 10/1/2031	8	9
2.00%, 10/1/2031	$834	$790	6.50%, 12/1/2031	17	19
2.50%, 2/1/2028	833	815	6.50%, 2/1/2032	15	17
3.00%, 2/1/2027	301	301	6.50%, 5/1/2032	41	46
3.00%, 8/1/2042	818	798	6.50%, 4/1/2035	7	7
3.00%, 10/1/2042	607	594	7.00%, 9/1/2023	7	7
3.00%, 10/1/2042	1,217	1,190	7.00%, 12/1/2023	3	3
3.00%, 10/1/2042	1,132	1,107	7.00%, 1/1/2024	3	3
3.00%, 5/1/2043	854	834	7.00%, 9/1/2027	4	5
3.00%, 10/1/2046	889	865	7.00%, 1/1/2028	39	42
3.00%, 1/1/2047	1,169	1,138	7.00%, 4/1/2028	17	19
3.37%, 9/1/2032	14	15	7.00%, 5/1/2028	3	3
U.S. Treasury 1-Year Note + 2.23%			7.00%, 10/1/2031	7	8
3.50%, 2/1/2032	1,319	1,338	7.00%, 10/1/2031	12	14
3.50%, 4/1/2042	1,868	1,874	7.00%, 4/1/2032	57	63
3.50%, 5/1/2042	647	649	7.50%, 10/1/2030	11	12
3.50%, 7/1/2042	2,372	2,379	7.50%, 2/1/2031	9	10
3.50%, 10/1/2042	630	632	7.50%, 2/1/2031	4	5
3.50%, 2/1/2044	987	988	7.50%, 2/1/2031	3	3
3.50%, 8/1/2045	1,014	1,017	8.00%, 10/1/2030	17	19
3.50%, 7/1/2046	817	819	8.50%, 7/1/2029	17	18
3.50%, 1/1/2047	2,251	2,252			$33,200
3.50%, 1/1/2048	1,161	1,162	Federal National Mortgage Association (FNMA) - 37.89%
4.00%, 7/1/2042	862	890	2.00%, 12/1/2031	1,060	1,005
4.00%, 1/1/2043	1,174	1,206	2.50%, 6/1/2027	1,337	1,311
4.00%, 6/1/2043	1,391	1,431	2.50%, 8/1/2028	930	911
4.00%, 10/1/2045	1,428	1,473	2.50%, 12/1/2031	1,001	973
4.00%, 8/1/2047	1,714	1,761	3.00%, 5/1/2029	1,010	1,010
4.00%, 6/1/2048	993	1,021	3.00%, 8/1/2031	1,951	1,947
4.50%, 11/1/2043	1,126	1,189	3.00%, 10/1/2036	716	706
5.00%, 10/1/2025	150	159	3.00%, 2/1/2037	617	609
5.00%, 2/1/2033	187	200	3.00%, 10/1/2042	1,682	1,645
5.00%, 6/1/2033	193	205	3.00%, 11/1/2042	1,850	1,809
5.00%, 1/1/2034	574	612	3.00%, 12/1/2042	1,615	1,579
5.00%, 7/1/2035	117	125	3.00%, 1/1/2043	839	820
5.00%, 7/1/2035	28	30	3.00%, 2/1/2043	1,180	1,153
5.00%, 7/1/2035	12	13	3.00%, 4/1/2043	1,084	1,057
5.00%, 10/1/2035	57	61	3.00%, 6/1/2043	2,095	2,048
5.50%, 3/1/2033	129	140	3.00%, 8/1/2043	1,467	1,434
5.50%, 4/1/2038	8	8	3.00%, 9/1/2046	1,686	1,644
5.50%, 5/1/2038	45	49	3.00%, 10/1/2046	1,162	1,130
6.00%, 12/1/2023	4	4	3.00%, 11/1/2046	1,763	1,718
6.00%, 5/1/2031	13	14	3.00%, 12/1/2046	1,530	1,486
6.00%, 12/1/2031	16	17	3.00%, 1/1/2047	1,052	1,025
6.00%, 9/1/2032	19	21	3.21%, 7/1/2034	21	21
6.00%, 11/1/2033	37	41	U. S. Treasury 1-Year Note + 2.21%
6.00%, 11/1/2033	53	58	3.35%, 12/1/2033	149	156
6.00%, 9/1/2034	58	64	12 Month LIBOR + 1.60%
6.00%, 2/1/2035	59	65	3.50%, 8/1/2031	1,006	1,020
6.00%, 10/1/2036	52	57	3.50%, 2/1/2033	1,442	1,464
6.00%, 3/1/2037	49	54	3.50%, 2/1/2042	1,311	1,319
6.00%, 1/1/2038	103	115	3.50%, 9/1/2042	2,136	2,144
6.00%, 1/1/2038	8	8	3.50%, 11/1/2042	1,475	1,480
6.00%, 4/1/2038	61	68	3.50%, 12/1/2042	1,528	1,534
6.50%, 8/1/2021	2	2	3.50%, 2/1/2043	573	577
6.50%, 12/1/2021	12	12	3.50%, 10/1/2044	699	704
6.50%, 4/1/2022	16	17	3.50%, 11/1/2044	680	686
6.50%, 5/1/2022	9	9	3.50%, 3/1/2045	1,563	1,564
6.50%, 5/1/2023	13	14	3.50%, 3/1/2045	721	724
6.50%, 4/1/2024	3	3	3.50%, 6/1/2045	1,243	1,249
6.50%, 4/1/2026	3	3	3.50%, 9/1/2045	1,029	1,029
6.50%, 5/1/2026	4	5	3.50%, 10/1/2045	774	778
6.50%, 5/1/2026	1	1	3.50%, 11/1/2045	801	803
6.50%, 1/1/2028	5	5	3.50%, 1/1/2046	776	779
6.50%, 3/1/2028	3	3	3.50%, 3/1/2046	558	560
6.50%, 10/1/2028	18	20	3.50%, 4/1/2046	1,211	1,215

See accompanying notes.

40

Schedule of Investments
Government & High Quality Bond Account
June 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
3.50%, 3/1/2047	$1,143	$1,146		6.50%, 5/1/2026	$3	$3
3.50%, 10/1/2047	852	855		6.50%, 6/1/2026	2	2
3.52%, 12/1/2032	12	13		6.50%, 7/1/2028	10	11
12 Month LIBOR + 1.64%				6.50%, 9/1/2028	17	19
4.00%, 1/1/2034	626	647		6.50%, 2/1/2029	3	3
4.00%, 10/1/2037	1,114	1,148		6.50%, 3/1/2029	5	6
4.00%, 12/1/2040	590	608		6.50%, 4/1/2029	5	5
4.00%, 2/1/2041	1,643	1,694		6.50%, 6/1/2031	11	12
4.00%, 2/1/2042	967	998		6.50%, 6/1/2031	9	10
4.00%, 8/1/2043	561	580		6.50%, 1/1/2032	4	4
4.00%, 10/1/2043	482	495		6.50%, 4/1/2032	35	38
4.00%, 4/1/2044	361	373		6.50%, 8/1/2032	14	16
4.00%, 8/1/2044	631	652		6.50%, 11/1/2032	15	16
4.00%, 10/1/2044	1,852	1,899		6.50%, 2/1/2033	20	22
4.00%, 11/1/2044	596	616		6.50%, 12/1/2036	41	45
4.00%, 12/1/2044	1,006	1,039		6.50%, 7/1/2037	19	21
4.00%, 2/1/2045	1,025	1,059		6.50%, 7/1/2037	37	41
4.00%, 8/1/2045	969	1,001		6.50%, 2/1/2038	33	38
4.00%, 9/1/2045	2,178	2,250		7.00%, 8/1/2028	19	21
4.00%, 5/1/2046	1,844	1,898		7.00%, 12/1/2028	15	16
4.00%, 7/1/2047	1,198	1,234		7.00%, 10/1/2029	17	19
4.00%, 10/1/2047	1,040	1,069		7.00%, 5/1/2031	4	4
4.00%, 12/1/2047	960	988		7.00%, 11/1/2031	23	24
4.50%, 12/1/2019	7	7		7.50%, 4/1/2022	1	1
4.50%, 1/1/2020	32	32		7.50%, 11/1/2029	13	14
4.50%, 8/1/2039	1,957	2,061		8.00%, 5/1/2027	9	9
4.50%, 3/1/2042	517	547		8.00%, 9/1/2027	5	5
4.50%, 9/1/2043	915	968		8.00%, 6/1/2030	2	2
4.50%, 9/1/2043	2,071	2,190		8.50%, 10/1/2027	28	28
4.50%, 10/1/2043	1,083	1,145		9.00%, 9/1/2030	3	3
4.50%, 11/1/2043	1,199	1,268				$87,147
4.50%, 9/1/2045	892	941		Government National Mortgage Association (GNMA) - 7.27%
4.50%, 11/1/2045	1,591	1,677		3.00%, 4/15/2027	574	576
5.00%, 11/1/2018	2	2		3.00%, 11/15/2042	1,103	1,085
5.00%, 5/1/2033	1,458	1,578		3.00%, 12/15/2042	1,993	1,965
5.00%, 4/1/2035	114	123		3.00%, 2/15/2043	1,668	1,640
5.00%, 4/1/2035	142	153		3.50%, 1/15/2043	1,344	1,355
5.00%, 7/1/2035	6	7		3.50%, 5/15/2043	1,566	1,578
5.00%, 2/1/2038	433	468		3.50%, 6/20/2043	906	913
5.00%, 2/1/2040	1,565	1,692		3.50%, 4/20/2045	921	926
5.00%, 7/1/2041	1,234	1,335		3.50%, 9/20/2045	1,344	1,352
5.50%, 7/1/2019	4	4		3.50%, 6/20/2046	127	128
5.50%, 8/1/2019	2	2		3.50%, 2/20/2047	938	941
5.50%, 8/1/2019	2	2		3.50%, 5/20/2047	1,071	1,082
5.50%, 8/1/2019	3	3		4.00%, 8/15/2041	1,115	1,151
5.50%, 8/1/2019	23	23		4.50%, 7/15/2040	649	686
5.50%, 8/1/2019	1	1		5.00%, 9/15/2033	6	7
5.50%, 8/1/2019	1	1		5.00%, 2/15/2034	348	371
5.50%, 9/1/2019	10	10		5.00%, 9/15/2039	45	48
5.50%, 10/1/2019	3	3		5.50%, 11/15/2033	43	46
5.50%, 5/1/2024	10	11		5.50%, 5/20/2035	148	162
5.50%, 5/1/2033	15	16		5.50%, 3/15/2039	89	96
5.50%, 6/1/2033	84	91		6.00%, 4/20/2026	5	6
5.50%, 6/1/2033	71	77		6.00%, 5/20/2026	4	4
5.50%, 2/1/2037	6	7		6.00%, 3/20/2028	3	3
5.50%, 3/1/2038	125	136		6.00%, 6/20/2028	16	18
6.00%, 6/1/2022	16	17		6.00%, 7/20/2028	8	9
6.00%, 11/1/2028	13	15		6.00%, 2/20/2029	9	10
6.00%, 12/1/2031	10	11		6.00%, 3/20/2029	18	20
6.00%, 1/1/2033	63	69		6.00%, 7/20/2029	20	22
6.00%, 5/1/2037	169	181		6.00%, 7/20/2033	133	147
6.00%, 7/1/2037	159	175		6.50%, 12/20/2025	10	11
6.00%, 11/1/2037	3	4		6.50%, 1/20/2026	7	7
6.00%, 12/1/2037	8	9		6.50%, 2/20/2026	8	8
6.00%, 3/1/2038	64	71		6.50%, 3/20/2031	12	13
6.00%, 8/1/2038	343	379		6.50%, 4/20/2031	13	15
6.50%, 11/1/2023	20	22		7.00%, 1/15/2028	1	1
6.50%, 5/1/2024	10	11		7.00%, 1/15/2028	3	3
6.50%, 9/1/2024	12	13		7.00%, 1/15/2028	1	1
6.50%, 7/1/2025	11	12		7.00%, 1/15/2028	5	6
6.50%, 8/1/2025	24	25		7.00%, 1/15/2028	1	1
6.50%, 2/1/2026	3	4
6.50%, 3/1/2026	2	2

See accompanying notes.

41

Schedule of Investments
Government & High Quality Bond Account
June 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)
7.00%, 3/15/2028	$60	$62
7.00%, 5/15/2028	8	8
7.00%, 1/15/2029	14	15
7.00%, 3/15/2029	4	4
7.00%, 5/15/2031	9	10
7.00%, 9/15/2031	31	35
7.00%, 6/15/2032	124	137
7.50%, 2/15/2023	1	1
7.50%, 2/15/2023	1	1
7.50%, 4/15/2023	7	7
7.50%, 9/15/2023	1	1
7.50%, 9/15/2023	3	3
7.50%, 10/15/2023	5	5
7.50%, 11/15/2023	3	3
8.00%, 7/15/2026	1	1
8.00%, 8/15/2026	3	3
8.00%, 1/15/2027	1	1
8.00%, 2/15/2027	1	1
		$16,711
U.S. Treasury - 9.83%
1.13%, 3/31/2020	1,500	1,464
2.00%, 2/15/2025	3,300	3,139
2.13%, 12/31/2022	2,400	2,340
3.13%, 5/15/2021	2,500	2,535
4.25%, 11/15/2040	2,550	3,092
4.50%, 2/15/2036	2,000	2,445
5.25%, 11/15/2028	2,800	3,397
6.25%, 8/15/2023	3,600	4,201
		$22,613
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$159,671
Total Investments		$229,571
Other Assets and Liabilities - 0.19%		$426
TOTAL NET ASSETS - 100.00%		$229,997

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield shown is as of period end.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Security is an Interest Only Strip.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $12,012 or 5.22% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	87.87%
Government	9.83%
Asset Backed Securities	1.16%
Investment Companies	0.95%
Other Assets and Liabilities	0.19%
TOTAL NET ASSETS	100.00%

See accompanying notes.

42

Schedule of Investments
Government & High Quality Bond Account
June 30, 2018 (unaudited)

Affiliated Securities	December 31, 2017		Purchases		Sales	June 30, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.72%		$2,862		$26,919	$27,606	$2,175
		$2,862		$26,919	$27,606	$2,175

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.72%	$18		$—		$—	$—
	$18		$—		$—	$—
Amounts in thousands

See accompanying notes.

43

Schedule of Investments Income Account June 30, 2018 (unaudited)

COMMON STOCKS - 2.60%	Shares Held	Value (000's)		Principal
Oil & Gas - 0.32%			BONDS (continued)	Amount (000's) Value (000's)
Linn Energy Inc (a)	16,155	$625	Beverages (continued)
			Anheuser-Busch InBev Worldwide Inc
Transportation - 2.28%			2.50%, 7/15/2022	$750	$724
Trailer Bridge Inc (a),(b),(c)	25,472	4,381			$1,720
			Biotechnology - 2.32%
TOTAL COMMON STOCKS		$5,006	Amgen Inc
INVESTMENT COMPANIES - 0.95%	Shares Held	Value (000's)	3.63%, 5/15/2022	500	503
Money Market Funds - 0.95%			3.88%, 11/15/2021	1,000	1,014
Principal Government Money Market Fund	1,821,835	1,822	Celgene Corp
1.72%(d),(e)			3.45%, 11/15/2027	500	460
			3.90%, 2/20/2028	500	473
TOTAL INVESTMENT COMPANIES		$1,822	Gilead Sciences Inc
	Principal		3.65%, 3/1/2026	1,000	987
BONDS - 62.31%	Amount (000's)	Value (000's)	4.40%, 12/1/2021	1,000	1,034
Apparel - 0.23%					$4,471
Under Armour Inc			Chemicals - 0.12%
3.25%, 6/15/2026	$500	$449	Westlake Chemical Corp
			3.60%, 8/15/2026	250	237
Automobile Floor Plan Asset Backed Securities - 1.30%
Ally Master Owner Trust			Commercial Services - 0.65%
2.50%, 6/15/2022	1,000	1,003	ERAC USA Finance LLC
1 Month LIBOR + 0.43%			7.00%, 10/15/2037 (f)	1,000	1,250
BMW Floorplan Master Owner Trust
2.57%, 7/15/2020(f)	1,500	1,500	Computers - 0.88%
1 Month LIBOR + 0.50%			Apple Inc
		$2,503	2.40%, 5/3/2023	1,750	1,686
Automobile Manufacturers - 0.78%
American Honda Finance Corp			Credit Card Asset Backed Securities - 0.26%
2.61%, 11/19/2018	1,000	1,001	Cabela's Credit Card Master Note Trust
3 Month LIBOR + 0.28%			2.74%, 7/17/2023	500	504
Ford Motor Credit Co LLC			1 Month LIBOR + 0.67%
4.39%, 1/8/2026	500	491
		$1,492	Diversified Financial Services - 1.61%
Banks - 9.21%			GE Capital International Funding Co
Bank of America Corp			Unlimited Co
5.99%, 12/31/2049 (g)	321	322	2.34%, 11/15/2020	413	404
3 Month LIBOR + 3.63%			Jefferies Group LLC
Bank of New York Mellon Corp/The			6.25%, 1/15/2036	1,425	1,461
2.80%, 5/4/2026	500	470	8.50%, 7/15/2019	750	791
Citigroup Inc			Jefferies Group LLC / Jefferies Group Capital
3.88%, 3/26/2025	1,000	970	Finance Inc
4.50%, 1/14/2022	1,000	1,027	4.15%, 1/23/2030	500	441
Goldman Sachs Group Inc/The					$3,097
5.38%, 3/15/2020	2,000	2,072	Electric - 7.13%
ING Bank NV			Entergy Louisiana LLC
5.00%, 6/9/2021 (f)	1,000	1,040	3.25%, 4/1/2028	500	474
JPMorgan Chase & Co			Entergy Texas Inc
3.63%, 5/13/2024	1,000	993	2.55%, 6/1/2021	500	489
5.83%, 4/29/2049(g)	1,000	1,008	GenOn Energy Inc
3 Month LIBOR + 3.47%			0.00%, 10/15/2020 (a)	750	682
Morgan Stanley			LG&E & KU Energy LLC
5.50%, 7/28/2021	1,000	1,058	4.38%, 10/1/2021	1,000	1,025
6.25%, 8/9/2026	850	958	Metropolitan Edison Co
PNC Financial Services Group Inc/The			3.50%, 3/15/2023(f)	1,000	990
6.75%, 7/29/2049(g),(h)	2,000	2,158	Oncor Electric Delivery Co LLC
3 Month LIBOR + 3.68%			7.00%, 9/1/2022	2,000	2,278
SunTrust Bank/Atlanta GA			PacifiCorp
2.75%, 5/1/2023	1,000	966	5.25%, 6/15/2035	850	966
SunTrust Banks Inc			6.25%, 10/15/2037	500	638
2.70%, 1/27/2022	500	487	Solar Star Funding LLC
US Bancorp			5.38%, 6/30/2035(f)	1,428	1,494
3.15%, 4/27/2027	2,000	1,912	Southwestern Electric Power Co
3.60%, 9/11/2024	250	247	3.55%, 2/15/2022	1,000	1,006
Wells Fargo & Co			3.85%, 2/1/2048	1,000	924
6.11%, 12/31/2049 (g)	2,000	2,026	TransAlta Corp
3 Month LIBOR + 3.77%			4.50%, 11/15/2022	1,750	1,741
		$17,714	Tucson Electric Power Co
Beverages - 0.89%			3.85%, 3/15/2023	1,000	1,006
Anheuser-Busch InBev Finance Inc					$13,713
3.65%, 2/1/2026	500	489	Electronics - 0.66%
4.70%, 2/1/2036	500	507	Corning Inc
			4.75%, 3/15/2042	750	757

See accompanying notes.

44

Schedule of Investments
Income Account
June 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Electronics (continued)			Oil & Gas (continued)
Corning Inc (continued)			W&T Offshore Inc
6.63%, 5/15/2019	$500	$513	8.50%, PIK 10.00%, 6/15/2021 (f),(i),(j)	$566	$542
		$1,270	9.00%, PIK 10.75%, 5/15/2020 (f),(i),(j)	624	623
Environmental Control - 0.78%			Whiting Petroleum Corp
Advanced Disposal Services Inc			5.75%, 3/15/2021	1,250	1,277
5.63%, 11/15/2024 (f)	500	498	XTO Energy Inc
Republic Services Inc			6.75%, 8/1/2037	1,000	1,319
3.55%, 6/1/2022	1,000	1,006			$9,028
		$1,504	Oil & Gas Services - 2.72%
Food - 0.25%			Archrock Partners LP / Archrock Partners
Kraft Heinz Foods Co			Finance Corp
3.95%, 7/15/2025	500	486	6.00%, 4/1/2021	2,000	1,985
			Schlumberger Holdings Corp
Healthcare - Services - 1.73%			3.63%, 12/21/2022 (f)	500	500
Encompass Health Corp			4.00%, 12/21/2025 (f)	500	498
5.75%, 11/1/2024	500	500	Weatherford International Ltd
HCA Inc			4.50%, 4/15/2022	250	230
7.50%, 11/6/2033	250	263	5.13%, 9/15/2020	2,000	2,010
Roche Holdings Inc					$5,223
2.67%, 9/30/2019(f)	500	502	Other Asset Backed Securities - 1.88%
3 Month LIBOR + 0.34%			Drug Royalty II LP 2
Surgery Center Holdings Inc			3.48%, 7/15/2023(f)	529	527
8.88%, 4/15/2021(f)	2,000	2,058	Drug Royalty III LP 1
		$3,323	4.85%, 4/15/2027(f)	585	587
Housewares - 0.25%			3 Month LIBOR + 2.50%
Newell Brands Inc			PFS Financing Corp
4.20%, 4/1/2026	500	483	2.65%, 3/15/2021(f)	500	501
			1 Month LIBOR + 0.58%
Insurance - 1.58%			Trafigura Securitisation Finance PLC 2017-1
First American Financial Corp			2.92%, 12/15/2020 (f)	1,000	1,003
4.30%, 2/1/2023	2,000	1,994	1 Month LIBOR + 0.85%
Prudential Financial Inc			Verizon Owner Trust 2017-3
7.38%, 6/15/2019	1,000	1,042	2.35%, 4/20/2022(f)	1,000	1,000
		$3,036	1 Month LIBOR + 0.27%
Internet - 0.38%					$3,618
Amazon.com Inc			Packaging & Containers - 0.57%
4.05%, 8/22/2047	750	735	Sealed Air Corp
			6.88%, 7/15/2033(f)	1,000	1,098
Iron & Steel - 0.80%
Allegheny Technologies Inc			Pharmaceuticals - 0.50%
5.95%, 1/15/2021	1,000	1,005	AbbVie Inc
7.88%, 8/15/2023	500	538	2.90%, 11/6/2022	1,000	970
		$1,543
Leisure Products & Services - 0.90%			Pipelines - 4.14%
Carnival Corp			ANR Pipeline Co
7.20%, 10/1/2023	1,475	1,725	9.63%, 11/1/2021	1,000	1,210
			Buckeye Partners LP
Media - 2.96%			3.95%, 12/1/2026	500	454
21st Century Fox America Inc			4.35%, 10/15/2024	500	494
6.40%, 12/15/2035	1,000	1,200	Columbia Pipeline Group Inc
Comcast Corp			4.50%, 6/1/2025	1,000	998
6.45%, 3/15/2037	2,000	2,377	El Paso Natural Gas Co LLC
Time Warner Cable LLC			7.50%, 11/15/2026	2,100	2,473
6.55%, 5/1/2037	1,500	1,591	Plains All American Pipeline LP / PAA
6.75%, 6/15/2039	500	533	Finance Corp
		$5,701	4.50%, 12/15/2026	500	489
			Southeast Supply Header LLC
Miscellaneous Manufacturers - 0.08%			4.25%, 6/15/2024(f)	750	750
General Electric Co
5.30%, 2/11/2021	144	151	Southern Natural Gas Co LLC
			8.00%, 3/1/2032	850	1,099
Oil & Gas - 4.69%					$7,967
BG Energy Capital PLC			REITs - 9.15%
4.00%, 10/15/2021 (f)	1,000	1,016	Alexandria Real Estate Equities Inc
Nabors Industries Inc			4.30%, 1/15/2026	1,000	1,001
5.00%, 9/15/2020	1,000	1,008	4.60%, 4/1/2022	1,250	1,290
5.50%, 1/15/2023	250	241	CBL & Associates LP
Petro-Canada			5.95%, 12/15/2026	500	421
9.25%, 10/15/2021	1,075	1,263	CubeSmart LP
Phillips 66			4.80%, 7/15/2022	2,000	2,070
4.30%, 4/1/2022	1,000	1,030
Rowan Cos Inc
4.88%, 6/1/2022	750	709

See accompanying notes.

45

Schedule of Investments
Income Account
June 30, 2018 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
REITs (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
HCP Inc			3.00%, 12/1/2046	$1,457	$1,413
3.75%, 2/1/2019	$1,000	$1,002	3.50%, 10/1/2041	590	592
Healthcare Realty Trust Inc			3.50%, 4/1/2042	732	734
3.63%, 1/15/2028	1,000	936	3.50%, 4/1/2042	1,475	1,479
Hospitality Properties Trust			3.50%, 4/1/2045	692	691
4.65%, 3/15/2024	750	749	4.00%, 2/1/2045	415	425
4.95%, 2/15/2027	1,000	987	4.00%, 2/1/2046	725	742
5.00%, 8/15/2022	750	771	4.00%, 6/1/2046	794	812
Kimco Realty Corp			4.50%, 6/1/2039	187	195
6.88%, 10/1/2019	2,000	2,087	4.50%, 7/1/2039	803	844
Omega Healthcare Investors Inc			4.50%, 10/1/2041	444	467
5.25%, 1/15/2026	500	504	5.00%, 8/1/2019	19	19
Physicians Realty LP			6.00%, 3/1/2031	10	11
4.30%, 3/15/2027	1,000	965	6.00%, 5/1/2032	26	29
Ventas Realty LP / Ventas Capital Corp			9.00%, 1/1/2025	3	3
3.25%, 8/15/2022	1,750	1,716			$9,635
Welltower Inc			Federal National Mortgage Association (FNMA) - 13.53%
6.13%, 4/15/2020	1,000	1,047	3.00%, 3/1/2042	1,088	1,064
Weyerhaeuser Co			3.00%, 3/1/2042	990	968
4.70%, 3/15/2021	2,000	2,066	3.00%, 5/1/2042	555	542
		$17,612	3.00%, 6/1/2042	500	489
Savings & Loans - 0.29%			3.00%, 6/1/2042	1,012	990
First Niagara Financial Group Inc			3.50%, 12/1/2040	794	797
7.25%, 12/15/2021	500	556	3.50%, 12/1/2041	272	273
			3.50%, 3/1/2042	446	447
Software - 0.75%			3.50%, 4/1/2042	870	873
Oracle Corp			3.50%, 2/1/2043	564	565
2.50%, 5/15/2022	500	487	3.50%, 3/1/2045	700	700
2.95%, 5/15/2025	1,000	955	3.50%, 6/1/2045	1,333	1,332
		$1,442	3.50%, 11/1/2045	891	889
Telecommunications - 1.87%			3.50%, 5/1/2046	804	802
Qwest Corp			4.00%, 9/1/2040	1,076	1,107
6.75%, 12/1/2021	2,000	2,128	4.00%, 10/1/2041	577	593
Sprint Corp			4.00%, 10/1/2041	394	405
7.88%, 9/15/2023	250	259	4.00%, 11/1/2041	633	650
Sprint Spectrum Co LLC / Sprint Spectrum Co			4.00%, 4/1/2042	364	374
II LLC / Sprint Spectrum Co III LLC			4.00%, 11/1/2043	486	499
3.36%, 3/20/2023(f)	203	201	4.00%, 11/1/2043	1,351	1,390
5.15%, 3/20/2028(f)	500	490	4.00%, 2/1/2044	1,558	1,602
T-Mobile USA Inc			4.00%, 9/1/2044	464	474
6.38%, 3/1/2025	500	518	4.00%, 8/1/2046	1,177	1,204
		$3,596	4.00%, 1/1/2047	845	863
Transportation - 0.00%			4.50%, 8/1/2039	230	242
Trailer Bridge Inc			4.50%, 8/1/2040	676	711
0.00%, 11/15/2018 (a),(b),(c)	2,000	—	4.50%, 12/1/2040	418	440
			4.50%, 8/1/2041	457	481
TOTAL BONDS		$119,903	4.50%, 5/1/2044	641	671
	Principal		4.50%, 6/1/2046	653	680
CONVERTIBLE BONDS - 0.63%	Amount (000's)	Value (000's)	4.50%, 5/1/2047	413	431
Insurance - 0.63%			4.50%, 5/1/2047	1,769	1,843
AmTrust Financial Services Inc			5.00%, 8/1/2035	203	217
2.75%, 12/15/2044	1,250	1,212	5.50%, 6/1/2033	123	134
			5.50%, 2/1/2035	220	240
TOTAL CONVERTIBLE BONDS		$1,212	6.00%, 4/1/2032	18	19
SENIOR FLOATING RATE INTERESTS -	Principal		6.50%, 4/1/2032	40	44
0.62%	Amount (000's) Value (000's)				$26,045
Pipelines - 0.26%			Government National Mortgage Association (GNMA) - 0.00%
BCP Renaissance Parent LLC			9.00%, 2/15/2025	2	3
5.86%, 10/31/2024 (k)	$500	$499
US LIBOR + 3.50%			U.S. Treasury - 13.47%
			1.38%, 11/30/2018	1,000	997
Software - 0.36%			1.63%, 11/15/2022	1,000	955
Ivanti Software Inc			1.75%, 5/15/2022	2,000	1,931
11.10%, 1/20/2025 (k)	750	708	2.00%, 11/15/2021	1,000	979
US LIBOR + 9.00%			2.00%, 11/15/2026	1,000	937
			2.25%, 8/15/2027	1,000	952
TOTAL SENIOR FLOATING RATE INTERESTS		$1,207	2.50%, 5/15/2024	1,000	984
			2.63%, 11/15/2020	2,000	2,002
U.S. GOVERNMENT & GOVERNMENT	Principal		2.75%, 2/15/2019	500	501
AGENCY OBLIGATIONS - 32.01%	Amount (000's)	Value (000's)	2.75%, 2/15/2024	1,000	999
Federal Home Loan Mortgage Corporation (FHLMC) - 5.01%			2.75%, 11/15/2047	1,000	954
3.00%, 10/1/2042	$607	$594
3.00%, 11/1/2042	599	585

See accompanying notes.

46

		Schedule of Investments
		Income Account
		June 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
U.S. Treasury (continued)
2.88%, 5/15/2043	$1,000	$983
2.88%, 8/15/2045	1,000	980
3.00%, 11/15/2044	1,000	1,004
3.13%, 5/15/2021	1,000	1,014
3.13%, 8/15/2044	1,000	1,027
3.38%, 5/15/2044	1,000	1,072
3.50%, 2/15/2039	1,000	1,089
3.63%, 2/15/2020	2,000	2,035
3.63%, 2/15/2044	1,000	1,116
3.75%, 8/15/2041	1,000	1,132
3.75%, 11/15/2043	2,000	2,274
		$25,917
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$61,600
Total Investments		$190,750
Other Assets and Liabilities - 0.88%		$1,685
TOTAL NET ASSETS - 100.00%		$192,435

(a)	Non-income producing security
(b)	The value of these investments was determined using significant unobservable inputs.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $4,381 or 2.28% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(e)	Current yield shown is as of period end.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $18,668 or 9.70% of net assets.
(g)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(h)	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate and may convert to a variable rate or floating rate in the future.
(i)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(j)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(k)	Rate information disclosed is based on an average weighted rate as of
period	end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	22.47%
Mortgage Securities	18.54%
Government	13.47%
Energy	12.13%
Utilities	7.13%
Consumer, Non-cyclical	6.34%
Communications	5.21%
Industrial	4.37%
Asset Backed Securities	3.44%
Consumer, Cyclical	2.16%
Technology	1.99%
Investment Companies	0.95%
Basic Materials	0.92%
Other Assets and Liabilities	0.88%
TOTAL NET ASSETS	100.00%

See accompanying notes.

47

Schedule of Investments
Income Account
June 30, 2018 (unaudited)

Affiliated Securities	December 31, 2017		Purchases		Sales	June 30, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.72%		$8,980		$29,423	$36,581	$1,822
		$8,980		$29,423	$36,581	$1,822

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.72%	$31		$—		$—	$—
	$31		$—		$—	$—
Amounts in thousands

See accompanying notes.

48

Schedule of Investments LargeCap Growth Account June 30, 2018 (unaudited)

COMMON STOCKS - 99.02%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 1.03%			Retail (continued)
General Dynamics Corp	6,800	$1,267	Urban Outfitters Inc (a)	43,194	$1,924
					$6,847
Apparel - 3.06%			Semiconductors - 5.40%
NIKE Inc	22,000	1,753	Applied Materials Inc	34,283	1,584
PVH Corp	13,352	1,999	Intel Corp	24,600	1,223
		$3,752	Lam Research Corp	6,422	1,110
Banks - 4.62%			Micron Technology Inc (a)	24,087	1,263
Capital One Financial Corp	19,800	1,820	NVIDIA Corp	6,100	1,445
Citizens Financial Group Inc	29,507	1,148			$6,625
SVB Financial Group (a)	9,365	2,704	Software - 12.05%
		$5,672	Activision Blizzard Inc	41,000	3,129
Biotechnology - 1.75%			Akamai Technologies Inc (a)	20,000	1,465
Vertex Pharmaceuticals Inc (a)	12,654	2,151	Microsoft Corp	62,230	6,137
			Red Hat Inc (a)	11,657	1,566
Chemicals - 1.47%			ServiceNow Inc (a)	11,343	1,956
Celanese Corp	16,200	1,799	Splunk Inc (a)	5,500	545
					$14,798
Commercial Services - 4.60%			Telecommunications - 2.91%
FleetCor Technologies Inc (a)	10,883	2,292	Arista Networks Inc (a)	7,074	1,821
S&P Global Inc	8,798	1,794	Cisco Systems Inc	40,600	1,747
Worldpay Inc (a)	19,100	1,562			$3,568
		$5,648	Transportation - 4.32%
Cosmetics & Personal Care - 2.08%			FedEx Corp	7,401	1,680
Estee Lauder Cos Inc/The	17,911	2,556	Knight-Swift Transportation Holdings Inc	44,976	1,719
			XPO Logistics Inc (a)	19,056	1,909
Diversified Financial Services - 8.58%					$5,308
Charles Schwab Corp/The	45,121	2,306	TOTAL COMMON STOCKS		$121,587
Mastercard Inc	16,098	3,163	INVESTMENT COMPANIES - 0.73%	Shares Held	Value (000's)
T Rowe Price Group Inc	10,300	1,196	Money Market Funds - 0.73%
Visa Inc	29,208	3,869	Principal Government Money Market Fund	894,567	895
		$10,534	1.72%(b),(c)
Electronics - 1.11%
TE Connectivity Ltd	15,100	1,360	TOTAL INVESTMENT COMPANIES		$895
			Total Investments		$122,482
Healthcare - Products - 9.60%			Other Assets and Liabilities - 0.25%		$306
ABIOMED Inc (a)	2,300	941	TOTAL NET ASSETS - 100.00%		$122,788
Align Technology Inc (a)	5,680	1,943
Baxter International Inc	34,358	2,537
Boston Scientific Corp (a)	41,500	1,357	(a) Non-income producing security
Intuitive Surgical Inc (a)	6,647	3,180	(b)		Affiliated Security. Security is either an affiliate (and registered under the
Thermo Fisher Scientific Inc	8,853	1,834	Investment Company Act of 1940) or an affiliate as defined by the
		$11,792	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Internet - 19.50%			outstanding voting shares of the security). Please see affiliated sub-
Alibaba Group Holding Ltd ADR(a)	14,455	2,682	schedule for transactional information.
Alphabet Inc - A Shares (a)	3,484	3,934	(c) Current yield shown is as of period end.
Amazon.com Inc (a)	3,699	6,288
Facebook Inc (a)	20,759	4,034
Netflix Inc (a)	10,782	4,220
Spotify Technology SA (a)	6,600	1,110	Portfolio Summary (unaudited)
Twitter Inc (a)	38,400	1,677	Sector		Percent
		$23,945	Communications		22.41%
Lodging - 1.20%			Technology		18.66%
Las Vegas Sands Corp	19,300	1,474	Consumer, Non-cyclical		18.03%
			Financial		13.20%
Machinery - Construction & Mining - 2.37%			Industrial		11.52%
Caterpillar Inc	21,497	2,916	Consumer, Cyclical		9.84%
			Energy		3.89%
Machinery - Diversified - 2.69%			Basic Materials		1.47%
Deere & Co	14,646	2,048	Investment Companies		0.73%
Rockwell Automation Inc	7,569	1,258	Other Assets and Liabilities		0.25%
		$3,306	TOTAL NET ASSETS		100.00%
Office & Business Equipment - 1.21%
Zebra Technologies Corp (a)	10,400	1,490

Oil & Gas - 3.89%
Continental Resources Inc/OK (a)	26,049	1,687
Diamondback Energy Inc	10,987	1,446
Pioneer Natural Resources Co	8,700	1,646
		$4,779
Retail - 5.58%
Lululemon Athletica Inc (a)	15,500	1,935
Tiffany & Co	9,400	1,237
Ulta Beauty Inc (a)	7,500	1,751

See accompanying notes.

49

Schedule of Investments
LargeCap Growth Account
June 30, 2018 (unaudited)

Affiliated Securities	December 31, 2017		Purchases		Sales	June 30, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.72%		$1,377		$25,155	$25,637	$895
		$1,377		$25,155	$25,637	$895

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.72%	$14		$—		$—	$—
	$14		$—		$—	$—
Amounts in thousands

See accompanying notes.

50

Schedule of Investments
MidCap Account
June 30, 2018 (unaudited)

COMMON STOCKS - 99.85%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 3.99%			Machinery - Diversified - 2.10%
HEICO Corp - Class A	2,752	$168	Cognex Corp	2,776	$124
TransDigm Group Inc	66,015	22,784	Roper Technologies Inc	43,283	11,942
		$22,952			$12,066
Banks - 2.37%			Media - 4.96%
First Republic Bank/CA	101,175	9,793	Liberty Broadband Corp - A Shares (a)	24,858	1,880
M&T Bank Corp	22,442	3,818	Liberty Broadband Corp - C Shares (a)	50,529	3,826
		$13,611	Liberty Global PLC - A Shares (a)	17,556	483
Beverages - 0.36%			Liberty Global PLC - C Shares (a)	245,719	6,539
Brown-Forman Corp - B Shares	41,794	2,048	Liberty Media Corp-Liberty Braves - A Shares	6,136	158
			(a)

Building Materials - 3.44%			Liberty Media Corp-Liberty Braves - C Shares	22,134	572
			(a)
Martin Marietta Materials Inc	53,020	11,841
Vulcan Materials Co	61,556	7,944	Liberty Media Corp-Liberty Formula One - A	20,688	731
		$19,785	Shares (a)
Chemicals - 3.35%			Liberty Media Corp-Liberty Formula One - C	186,018	6,907
Air Products & Chemicals Inc	63,209	9,843	Shares (a)
Sherwin-Williams Co/The	23,115	9,421	Liberty Media Corp-Liberty SiriusXM - A	39,220	1,767
			Shares (a)
		$19,264
			Liberty Media Corp-Liberty SiriusXM - C	124,467	5,646
Commercial Services - 13.97%			Shares (a)
AMERCO	9,277	3,304
Brookfield Business Partners LP	17,461	668			$28,509
Gartner Inc (a)	119,916	15,937	Miscellaneous Manufacturers - 1.21%
IHS Markit Ltd (a)	199,071	10,270	Colfax Corp (a)	227,816	6,983
Moody's Corp	98,951	16,877
S&P Global Inc	68,029	13,870	Private Equity - 7.24%
TransUnion	122,913	8,806	Brookfield Asset Management Inc	662,551	26,860
Verisk Analytics Inc (a)	97,862	10,534	Kennedy-Wilson Holdings Inc	187,137	3,958
		$80,266	KKR & Co LP	263,183	6,540
Distribution & Wholesale - 1.36%			Onex Corp	57,690	4,232
Fastenal Co	53,491	2,574			$41,590
HD Supply Holdings Inc (a)	66,099	2,835	Real Estate - 3.15%
KAR Auction Services Inc	43,499	2,384	Brookfield Property Partners LP	85,674	1,630
			CBRE Group Inc (a)	238,804	11,400
		$7,793	Howard Hughes Corp/The (a)	38,327	5,078
Diversified Financial Services - 2.08%
FNF Group	317,311	11,937			$18,108
			REITs - 5.39%
Electric - 2.16%			Equinix Inc	16,156	6,945
Brookfield Infrastructure Partners LP	263,971	10,136	Forest City Realty Trust Inc	67,705	1,545
			SBA Communications Corp (a)	135,974	22,452
Brookfield Renewable Partners LP	76,562	2,301
		$12,437			$30,942
Electronics - 1.02%			Retail - 14.11%
Mettler-Toledo International Inc (a)	10,096	5,842	CarMax Inc (a)	243,983	17,779
			Copart Inc (a)	169,169	9,568
Entertainment - 1.67%			Dollar General Corp	64,722	6,382
Live Nation Entertainment Inc (a)	117,339	5,699	O'Reilly Automotive Inc (a)	65,825	18,008
Vail Resorts Inc	14,226	3,901	Restaurant Brands International Inc	277,372	16,725
		$9,600	Ross Stores Inc	148,755	12,607
Healthcare - Products - 1.29%					$81,069
DENTSPLY SIRONA Inc	167,894	7,349	Semiconductors - 1.57%
IDEXX Laboratories Inc (a)	264	57	Microchip Technology Inc	99,133	9,016
		$7,406
			Software - 6.42%
Home Builders - 1.41%			ANSYS Inc (a)	19,870	3,461
Lennar Corp - A Shares	97,442	5,116	Autodesk Inc (a)	105,536	13,835
Lennar Corp - B Shares	1,475	63	Black Knight Inc (a)	216,754	11,607
NVR Inc (a)	983	2,920
			CDK Global Inc	51,002	3,318
		$8,099	Fidelity National Information Services Inc	11,314	1,200
Insurance - 8.60%			MSCI Inc	20,972	3,469
Aon PLC	80,647	11,062
Arch Capital Group Ltd (a)	252,071	6,670			$36,890
Brown & Brown Inc	228,111	6,325	Telecommunications - 1.47%
			EchoStar Corp (a)	22,033	978
Markel Corp (a)	16,658	18,063
			GCI Liberty Inc (a)	88,523	3,991
Progressive Corp/The	121,624	7,194
Trisura Group Ltd (a)	4,276	87	Motorola Solutions Inc	29,700	3,456
		$49,401			$8,425
			Textiles - 1.13%
Internet - 2.27%			Mohawk Industries Inc (a)	30,246	6,482
Liberty Expedia Holdings Inc (a)	37,692	1,656
VeriSign Inc (a)	82,676	11,362
		$13,018	TOTAL COMMON STOCKS		$573,681
Lodging - 1.76%
Hilton Worldwide Holdings Inc	128,123	10,142

See accompanying notes.

51

Schedule of Investments
MidCap Account
June 30, 2018 (unaudited)

INVESTMENT COMPANIES - 0.18%	Shares Held	Value (000's)
Money Market Funds - 0.18%
Principal Government Money Market Fund	1,026,074	$1,026
1.72%(b),(c)

TOTAL INVESTMENT COMPANIES		$1,026
Total Investments		$574,707
Other Assets and Liabilities - (0.03)%		$(162)
TOTAL NET ASSETS - 100.00%		$574,545

(a) Non-income producing security
(b)		Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.
(c) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Financial		28.83%
Consumer, Cyclical		21.44%
Consumer, Non-cyclical		15.62%
Industrial		11.76%
Communications		8.70%
Technology		7.99%
Basic Materials		3.35%
Utilities		2.16%
Investment Companies		0.18%
Other Assets and Liabilities		(0.03)%
TOTAL NET ASSETS		100.00%

Affiliated Securities		December 31, 2017	Purchases		Sales	June 30, 2018
		Value		Cost	Proceeds	Value
Principal Government Money Market Fund 1.72%		$1,423		$23,152	$23,549	$1,026
		$1,423		$23,152	$23,549	$1,026

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.72%		$8	$—		$—	$—
		$8	$—		$—	$—
Amounts in thousands

See accompanying notes.

52

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2018 (unaudited)

COMMON STOCKS - 98.24%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 3.09%			Food (continued)
Boeing Co/The	3,591	$1,205	Tyson Foods Inc	17,881	$1,231
Northrop Grumman Corp	8,654	2,663			$2,512
Teledyne Technologies Inc (a)	4,843	964	Hand & Machine Tools - 0.83%
		$4,832	Snap-on Inc	8,041	1,292
Airlines - 1.17%
Alaska Air Group Inc	19,366	1,170	Healthcare - Products - 5.08%
Delta Air Lines Inc	13,185	653	Abbott Laboratories	14,500	885
		$1,823	Becton Dickinson and Co	7,042	1,687
Apparel - 1.33%			Edwards Lifesciences Corp (a)	9,535	1,388
Deckers Outdoor Corp (a)	10,175	1,149	Medtronic PLC	18,913	1,619
NIKE Inc	11,651	928	Thermo Fisher Scientific Inc	8,783	1,819
		$2,077	Varian Medical Systems Inc (a)	4,679	532
Automobile Manufacturers - 0.50%					$7,930
PACCAR Inc	12,617	782	Healthcare - Services - 1.35%
			UnitedHealth Group Inc	7,161	1,757
Automobile Parts & Equipment - 0.53%			Universal Health Services Inc	3,228	360
Adient PLC	1,336	65			$2,117
Autoliv Inc	5,333	764	Insurance - 0.75%
		$829	Chubb Ltd	9,182	1,166
Banks - 8.29%
East West Bancorp Inc	26,839	1,750	Internet - 8.09%
Goldman Sachs Group Inc/The	3,356	740	Alphabet Inc - A Shares (a)	2,360	2,665
JPMorgan Chase & Co	51,956	5,414	Alphabet Inc - C Shares (a)	1,819	2,029
PNC Financial Services Group Inc/The	26,913	3,636	Amazon.com Inc (a)	2,638	4,484
US Bancorp	28,068	1,404	Booking Holdings Inc (a)	460	933
		$12,944	Facebook Inc (a)	12,968	2,520
Beverages - 2.97%					$12,631
Dr Pepper Snapple Group Inc	19,802	2,416	Machinery - Diversified - 0.83%
PepsiCo Inc	20,429	2,224	Deere & Co	8,183	1,144
		$4,640	Roper Technologies Inc	560	154
Biotechnology - 1.81%					$1,298
Biogen Inc (a)	5,861	1,701	Media - 2.67%
Gilead Sciences Inc	15,952	1,130	Comcast Corp - Class A	48,350	1,586
		$2,831	Nexstar Media Group Inc	13,894	1,020
Chemicals - 3.33%			Sirius XM Holdings Inc	79,278	537
Albemarle Corp	13,029	1,229	Walt Disney Co/The	9,882	1,036
DowDuPont Inc	15,786	1,040			$4,179
FMC Corp	20,023	1,786	Miscellaneous Manufacturers - 0.80%
HB Fuller Co	21,399	1,149	3M Co	6,384	1,256
		$5,204
Commercial Services - 0.83%			Oil & Gas - 5.73%
Aaron's Inc	21,082	916	Chevron Corp	17,148	2,168
PayPal Holdings Inc (a)	4,540	378	Cimarex Energy Co	22,079	2,246
		$1,294	Royal Dutch Shell PLC - B shares ADR	43,433	3,156
Computers - 4.38%			Valero Energy Corp	12,496	1,385
Apple Inc	36,951	6,840			$8,955
			Oil & Gas Services - 0.39%
Consumer Products - 1.16%			Schlumberger Ltd	9,144	613
Church & Dwight Co Inc	33,987	1,807
			Pharmaceuticals - 4.11%
Distribution & Wholesale - 1.27%			Bristol-Myers Squibb Co	17,932	992
KAR Auction Services Inc	36,133	1,980	Johnson & Johnson	18,317	2,223
			Merck & Co Inc	23,832	1,447
Diversified Financial Services - 4.57%			Pfizer Inc	48,320	1,753
Ameriprise Financial Inc	15,304	2,141			$6,415
Charles Schwab Corp/The	23,010	1,176	REITs - 3.72%
Discover Financial Services	28,947	2,038	Alexandria Real Estate Equities Inc	22,561	2,846
FNF Group	33,948	1,277	American Tower Corp	6,864	989
Visa Inc	3,768	499	Host Hotels & Resorts Inc	14,884	314
		$7,131	Simon Property Group Inc	9,723	1,655
Electric - 2.87%					$5,804
NextEra Energy Inc	15,062	2,516	Retail - 3.39%
Xcel Energy Inc	42,979	1,963	Chipotle Mexican Grill Inc (a)	1,228	530
		$4,479	Costco Wholesale Corp	7,153	1,495
Electronics - 0.50%			Home Depot Inc/The	7,813	1,524
Waters Corp (a)	4,022	779	Lululemon Athletica Inc (a)	9,138	1,141
			Starbucks Corp	12,445	608
Environmental Control - 0.69%					$5,298
Waste Connections Inc	14,271	1,074	Savings & Loans - 0.48%
			Washington Federal Inc	22,791	745
Food - 1.61%
McCormick & Co Inc/MD	11,034	1,281	Semiconductors - 3.78%
			Applied Materials Inc	4,844	224

See accompanying notes.

53

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Semiconductors (continued)
Broadcom Inc	3,991	$968
Lam Research Corp	5,113	884
Microchip Technology Inc	35,678	3,245
NVIDIA Corp	2,441	578
		$5,899
Software - 8.56%
Adobe Systems Inc (a)	6,253	1,524
Black Knight Inc (a)	26,380	1,413
Fair Isaac Corp (a)	4,194	811
Fidelity National Information Services Inc	14,488	1,536
Microsoft Corp	63,513	6,263
Omnicell Inc (a)	14,052	737
Oracle Corp	6,579	290
Red Hat Inc (a)	5,980	803
		$13,377
Telecommunications - 3.92%
AT&T Inc	28,424	913
Cisco Systems Inc	78,002	3,357
T-Mobile US Inc (a)	12,188	728
Verizon Communications Inc	22,468	1,130
		$6,128
Toys, Games & Hobbies - 1.65%
Hasbro Inc	27,956	2,581

Transportation - 1.21%
Expeditors International of Washington Inc	9,713	710
Union Pacific Corp	8,323	1,179
		$1,889
TOTAL COMMON STOCKS		$153,431
INVESTMENT COMPANIES - 1.36%	Shares Held	Value (000's)
Money Market Funds - 1.36%
Principal Government Money Market Fund	2,122,013	2,122
1.72%(b),(c)

TOTAL INVESTMENT COMPANIES		$2,122
Total Investments		$155,553
Other Assets and Liabilities - 0.40%		$619
TOTAL NET ASSETS - 100.00%		$156,172

(a)	Non-income producing security
(b)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(c)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	18.92%
Financial	17.81%
Technology	16.72%
Communications	14.68%
Consumer, Cyclical	9.84%
Industrial	7.95%
Energy	6.12%
Basic Materials	3.33%
Utilities	2.87%
Investment Companies	1.36%
Other Assets and Liabilities	0.40%
TOTAL NET ASSETS	100.00%

See accompanying notes.

54

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2018 (unaudited)

Affiliated Securities	December 31, 2017		Purchases		Sales	June 30, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.72%		$3,795		$16,980	$18,653	$2,122
		$3,795		$16,980	$18,653	$2,122

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.72%	$17		$—		$—	$—
	$17		$—		$—	$—
Amounts in thousands

See accompanying notes.

55

     Schedule of Investments Real Estate Securities Account June 30, 2018 (unaudited)

COMMON STOCKS - 99.44%	Shares Held	Value (000's)
Lodging - 4.56%			Portfolio Summary (unaudited)
Extended Stay America Inc	58,623	$1,267	Sector	Percent
Hilton Grand Vacations Inc (a)	36,151	1,254	Financial	92.90%
Hilton Worldwide Holdings Inc	56,001	4,433	Consumer, Cyclical	4.56%
		$6,954	Technology	1.98%
REITs - 92.90%			Investment Companies	0.28%
Alexandria Real Estate Equities Inc	48,248	6,087	Other Assets and Liabilities	0.28%
American Homes 4 Rent	73,985	1,641	TOTAL NET ASSETS	100.00%
American Tower Corp	20,869	3,009
Apartment Investment & Management Co	102,474	4,335
AvalonBay Communities Inc	49,590	8,524
Boston Properties Inc	18,157	2,277
Corporate Office Properties Trust	31,040	900
Crown Castle International Corp	19,521	2,105
CubeSmart	74,434	2,398
DCT Industrial Trust Inc	41,900	2,796
Duke Realty Corp	106,886	3,103
EPR Properties	46,697	3,025
Equinix Inc	25,794	11,089
Equity LifeStyle Properties Inc	23,580	2,167
Equity Residential	23,687	1,509
Essex Property Trust Inc	28,849	6,897
Extra Space Storage Inc	44,130	4,405
First Industrial Realty Trust Inc	41,712	1,391
GGP Inc	36,005	736
HCP Inc	50,790	1,311
Healthcare Trust of America Inc	143,716	3,875
Hudson Pacific Properties Inc	57,562	2,039
Invitation Homes Inc	302,998	6,987
Kilroy Realty Corp	52,656	3,983
Physicians Realty Trust	81,071	1,292
Prologis Inc	114,885	7,547
Public Storage	14,932	3,387
Regency Centers Corp	78,758	4,889
Saul Centers Inc	13,058	700
Simon Property Group Inc	67,780	11,535
SL Green Realty Corp	27,590	2,774
Spirit MTA REIT (a)	18,729	193
Spirit Realty Capital Inc	187,291	1,504
STORE Capital Corp	116,185	3,183
Sun Communities Inc	35,925	3,516
Sunstone Hotel Investors Inc	154,301	2,564
Tanger Factory Outlet Centers Inc	52,817	1,241
Terreno Realty Corp	30,530	1,150
VICI Properties Inc (b)	23,441	484
Vornado Realty Trust	17,193	1,271
Welltower Inc	95,275	5,973
Weyerhaeuser Co	48,650	1,774
		$141,566
Software - 1.98%
InterXion Holding NV (a)	48,265	3,013

TOTAL COMMON STOCKS		$151,533
INVESTMENT COMPANIES - 0.28%	Shares Held	Value (000's)
Money Market Funds - 0.28%
Principal Government Money Market Fund	426,207	426
1.72%(c),(d)

TOTAL INVESTMENT COMPANIES		$426
Total Investments		$151,959
Other Assets and Liabilities - 0.28%		$429
TOTAL NET ASSETS - 100.00%		$152,388

(a)	Non-income producing security
(b)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(c)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(d)	Current yield shown is as of period end.

See accompanying notes.

56

Schedule of Investments
Real Estate Securities Account
June 30, 2018 (unaudited)

Affiliated Securities	December 31, 2017	Purchases		Sales		June 30, 2018
	Value		Cost	Proceeds		Value
Principal Government Money Market Fund 1.72%	$190		$7,224	$6,988		$426
	$190		$7,224	$6,988		$426

	Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments	Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund 1.72%	$2	$—			$—	$—
	$2	$—			$—	$—
Amounts in thousands

Restricted Securities

Security Name	Acquisition Date		Cost		Value	Percent of Net Assets
VICI Properties Inc	2/1/2018		$469		$484	0.32%
Total					$484	0.32%
Amounts in thousands.

See accompanying notes.

57

		Schedule of Investments
		SAM Balanced Portfolio
		June 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Money Market Funds - 0.91%
Principal Government Money Market Fund	6,800,117	$6,800
1.72%(a),(b)

Principal Exchange-Traded Funds - 20.00%
Principal Active Global Dividend Income ETF	1,237,500	34,823
(a)
Principal EDGE Active Income ETF (a)	228,100	9,164
Principal Investment Grade Corporate Active	439,000	10,819
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	2,946,700	77,322
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	495,200	16,515
ETF (a)
		$148,643
Principal Funds, Inc. Class R-6 - 30.46%
Blue Chip Fund (a)	2,467,752	57,153
Diversified Real Asset Fund (a)	2,204,732	25,928
EDGE MidCap Fund (a)	2,016,930	29,104
Global Multi-Strategy Fund (a)	2,671,120	29,623
Global Real Estate Securities Fund (a)	2,198,291	21,148
High Yield Fund (a)	1,615,475	11,631
International Emerging Markets Fund (a)	544,692	14,968
International Small Company Fund (a)	772,422	9,609
Preferred Securities Fund (a)	1,951,741	19,420
Real Estate Debt Income Fund (a)	839,066	7,845
		$226,429
Principal Funds, Inc. Institutional Class - 19.94%
Diversified International Fund (a)	6,332,432	84,665
Inflation Protection Fund (a)	1,441,811	12,313
Short-Term Income Fund (a)	4,256,543	51,206
		$148,184
Principal Variable Contracts Funds, Inc. Class 1 - 28.72%
Equity Income Account (a)	3,429,434	89,234
Government & High Quality Bond Account (a)	4,142,601	40,059
Income Account (a)	8,119,717	84,201
		$213,494
TOTAL INVESTMENT COMPANIES		$743,550
Total Investments		$743,550
Other Assets and Liabilities - (0.03)%		$(191)
TOTAL NET ASSETS - 100.00%		$743,359

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	36.23%
Fixed Income Funds	33.19%
International Equity Funds	22.22%
Specialty Funds	7.48%
Investment Companies	0.91%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

58

	Schedule of Investments
	SAM Balanced Portfolio
	June 30, 2018 (unaudited)

Affiliated Securities	December 31, 2017	Purchases	Sales	June 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$48,993	$6,371	$3,056	$57,153
Diversified International Fund	92,034	1,330	5,336	84,665
Diversified Real Asset Fund	27,839	482	2,683	25,928
EDGE MidCap Fund	23,184	6,024	1,675	29,104
Equity Income Account	92,831	1,709	5,092	89,234
Global Multi-Strategy Fund	36,482	115	6,457	29,623
Global Real Estate Securities Fund	22,121	450	1,647	21,148
Government & High Quality Bond Account	42,349	2,411	4,289	40,059
High Yield Fund	11,818	767	549	11,631
Income Account	97,340	1,567	14,408	84,201
Inflation Protection Fund	12,453	381	535	12,313
International Emerging Markets Fund	18,357	27	2,316	14,968
International Small Company Fund	10,659	31	889	9,609
LargeCap Growth Fund	11,955	—	12,713	—
LargeCap Value Fund	30,986	—	31,500	—
Preferred Securities Fund	20,433	1,351	1,496	19,420
Principal Active Global Dividend Income ETF	31,640	3,034	—	34,823
Principal Capital Appreciation Fund	12,120	—	12,406	—
Principal EDGE Active Income ETF	8,640	773	—	9,164
Principal Government Money Market Fund 1.72%	2,304	62,796	58,300	6,800
Principal Investment Grade Corporate Active ETF	—	10,822	—	10,819
Principal U. S. Mega-Cap Multi-Factor Index ETF	37,883	41,953	2,069	77,322
Principal U. S. Small-Cap Multi-Factor Index ETF	14,900	1,723	1,046	16,515
Real Estate Debt Income Fund	7,323	1,128	444	7,845
Short-Term Income Fund	54,812	1,432	4,496	51,206
Small-MidCap Dividend Income Fund	18,969	—	18,904	—
	$788,425	$146,677	$192,306	$743,550

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$—	$4	$—	$4,841
Diversified International Fund	—	166	—	(3,529)
Diversified Real Asset Fund	—	121	—	169
EDGE MidCap Fund	—	(7)	—	1,578
Equity Income Account	—	150	—	(364)
Global Multi-Strategy Fund	—	321	—	(838)
Global Real Estate Securities Fund	154	(10)	—	234
Government & High Quality Bond Account	—	(97)	—	(315)
High Yield Fund	344	(13)	—	(392)
Income Account	—	109	—	(407)
Inflation Protection Fund	—	(10)	—	24
International Emerging Markets Fund	—	497	—	(1,597)
International Small Company Fund	—	63	—	(255)
LargeCap Growth Fund	—	1,075	—	(317)
LargeCap Value Fund	—	(2,306)	—	2,820
Preferred Securities Fund	511	(35)	—	(833)
Principal Active Global Dividend Income ETF	170	—	—	149
Principal Capital Appreciation Fund	—	2,479	—	(2,193)
Principal EDGE Active Income ETF	172	—	—	(249)
Principal Government Money Market Fund 1.72%	41	—	—	—
Principal Investment Grade Corporate Active ETF	27	—	—	(3)
Principal U. S. Mega-Cap Multi-Factor Index ETF	302	(106)	—	(339)
Principal U. S. Small-Cap Multi-Factor Index ETF	44	77	—	861
Real Estate Debt Income Fund	141	(14)	—	(148)
Short-Term Income Fund	571	(57)	—	(485)
Small-MidCap Dividend Income Fund	—	7,788	—	(7,853)
	$2,477	$10,195	$—	$(9,441)
Amounts in thousands

See accompanying notes.

59

		Schedule of Investments
		SAM Conservative Balanced Portfolio
		June 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)
Money Market Funds - 0.18%
Principal Government Money Market Fund	344,683	$345
1.72%(a),(b)

Principal Exchange-Traded Funds - 15.44%
Principal Active Global Dividend Income ETF	158,000	4,446
(a)
Principal EDGE Active Income ETF (a)	126,800	5,094
Principal Investment Grade Corporate Active	176,400	4,348
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	487,800	12,800
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	76,200	2,541
ETF (a)
		$29,229
Principal Funds, Inc. Class R-6 - 28.87%
Blue Chip Fund (a)	408,618	9,464
Diversified Real Asset Fund (a)	483,960	5,691
EDGE MidCap Fund (a)	323,393	4,667
Global Diversified Income Fund (a)	371,267	5,012
Global Multi-Strategy Fund (a)	685,283	7,600
Global Real Estate Securities Fund (a)	391,746	3,769
High Yield Fund (a)	678,233	4,883
International Emerging Markets Fund (a)	94,160	2,587
International Small Company Fund (a)	134,790	1,677
Preferred Securities Fund (a)	763,844	7,600
Real Estate Debt Income Fund (a)	182,621	1,707
		$54,657
Principal Funds, Inc. Institutional Class - 21.38%
Diversified International Fund (a)	1,086,225	14,523
Inflation Protection Fund (a)	582,757	4,977
Short-Term Income Fund (a)	1,743,693	20,976
		$40,476
Principal Variable Contracts Funds, Inc. Class 1 - 34.15%
Equity Income Account (a)	566,035	14,728
Government & High Quality Bond Account (a)	1,924,743	18,613
Income Account (a)	3,019,009	31,307
		$64,648
TOTAL INVESTMENT COMPANIES		$189,355
Total Investments		$189,355
Other Assets and Liabilities - (0.02)%		$(42)
TOTAL NET ASSETS - 100.00%		$189,313

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	52.56%
Domestic Equity Funds	23.34%
International Equity Funds	14.27%
Specialty Funds	9.67%
Investment Companies	0.18%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

60

	Schedule of Investments
	SAM Conservative Balanced Portfolio
	June 30, 2018 (unaudited)

Affiliated Securities	December 31, 2017	Purchases	Sales	June 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$6,344	$2,916	$511	$9,464
Diversified International Fund	15,446	1,095	1,463	14,523
Diversified Real Asset Fund	6,054	141	561	5,691
EDGE MidCap Fund	4,369	360	320	4,667
Equity Income Account	14,685	918	833	14,728
Global Diversified Income Fund	5,258	397	403	5,012
Global Multi-Strategy Fund	8,105	317	690	7,600
Global Real Estate Securities Fund	3,408	667	358	3,769
Government & High Quality Bond Account	19,308	840	1,354	18,613
High Yield Fund	5,057	368	371	4,883
Income Account	37,038	985	6,597	31,307
Inflation Protection Fund	5,097	220	346	4,977
International Emerging Markets Fund	3,293	54	570	2,587
International Small Company Fund	1,698	210	199	1,677
LargeCap Growth Fund	2,457	—	2,624	—
LargeCap Value Fund	6,784	—	6,902	—
Preferred Securities Fund	8,013	578	649	7,600
Principal Active Global Dividend Income ETF	4,424	—	—	4,446
Principal Capital Appreciation Fund	2,028	—	2,080	—
Principal EDGE Active Income ETF	5,234	—	—	5,094
Principal Government Money Market Fund 1.72%	634	11,127	11,416	345
Principal Investment Grade Corporate Active ETF	—	4,349	—	4,348
Principal U.S. Mega-Cap Multi-Factor Index ETF	5,974	7,068	158	12,800
Principal U. S. Small-Cap Multi-Factor Index ETF	2,575	—	173	2,541
Real Estate Debt Income Fund	1,706	112	74	1,707
Short-Term Income Fund	22,090	1,106	2,001	20,976
Small-MidCap Dividend Income Fund	1,971	—	1,966	—
	$199,050	$33,828	$42,619	$189,355

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$—	$(8)	$—	$723
Diversified International Fund	—	74	—	(629)
Diversified Real Asset Fund	—	8	—	49
EDGE MidCap Fund	—	5	—	253
Equity Income Account	—	(12)	—	(30)
Global Diversified Income Fund	117	(5)	—	(235)
Global Multi-Strategy Fund	—	14	—	(146)
Global Real Estate Securities Fund	28	(7)	—	59
Government & High Quality Bond Account	—	(67)	—	(114)
High Yield Fund	146	(3)	—	(168)
Income Account	—	12	—	(131)
Inflation Protection Fund	—	(7)	—	13
International Emerging Markets Fund	—	111	—	(301)
International Small Company Fund	—	15	—	(47)
LargeCap Growth Fund	—	268	—	(101)
LargeCap Value Fund	—	(277)	—	395
Preferred Securities Fund	201	(15)	—	(327)
Principal Active Global Dividend Income ETF	22	—	—	22
Principal Capital Appreciation Fund	—	423	—	(371)
Principal EDGE Active Income ETF	96	—	—	(140)
Principal Government Money Market Fund 1.72%	5	—	—	—
Principal Investment Grade Corporate Active ETF	11	—	—	(1)
Principal U. S. Mega-Cap Multi-Factor Index ETF	49	(8)	—	(76)
Principal U. S. Small-Cap Multi-Factor Index ETF	7	35	—	104
Real Estate Debt Income Fund	31	(3)	—	(34)
Short-Term Income Fund	231	(23)	—	(196)
Small-MidCap Dividend Income Fund	—	816	—	(821)
	$944	$1,346	$—	$(2,250)
Amounts in thousands

See accompanying notes.

61

		Schedule of Investments
		SAM Conservative Growth Portfolio
		June 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Money Market Funds - 0.64%
Principal Government Money Market Fund	2,190,631	$2,191
1.72%(a),(b)

Principal Exchange-Traded Funds - 20.94%
Principal Active Global Dividend Income ETF	378,000	10,637
(a)
Principal Investment Grade Corporate Active	86,500	2,132
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	1,817,600	47,694
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	323,700	10,795
ETF (a)
		$71,258
Principal Funds, Inc. Class R-6 - 33.05%
Blue Chip Fund (a)	1,521,413	35,236
Diversified Real Asset Fund (a)	1,150,543	13,530
EDGE MidCap Fund (a)	1,378,886	19,897
Global Multi-Strategy Fund (a)	506,797	5,620
Global Real Estate Securities Fund (a)	938,207	9,026
International Small Company Fund (a)	474,437	5,902
Multi-Manager Equity Long/Short Fund (a)	846,476	8,880
Origin Emerging Markets Fund (a)	820,424	9,369
Preferred Securities Fund (a)	503,122	5,006
		$112,466
Principal Funds, Inc. Institutional Class - 21.37%
Diversified International Fund (a)	4,265,701	57,032
Short-Term Income Fund (a)	1,301,566	15,658
		$72,690
Principal Variable Contracts Funds, Inc. Class 1 - 24.03%
Equity Income Account (a)	2,121,275	55,196
Government & High Quality Bond Account (a)	1,018,131	9,845
Income Account (a)	1,612,243	16,719
		$81,760
TOTAL INVESTMENT COMPANIES		$340,365
Total Investments		$340,365
Other Assets and Liabilities - (0.03)%		$(95)
TOTAL NET ASSETS - 100.00%		$340,270

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	49.62%
International Equity Funds	27.01%
Fixed Income Funds	14.52%
Specialty Funds	8.24%
Investment Companies	0.64%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

62

	Schedule of Investments
	SAM Conservative Growth Portfolio
	June 30, 2018 (unaudited)

Affiliated Securities	December 31, 2017	Purchases	Sales	June 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$26,896	$6,341	$824	$35,236
Diversified International Fund	59,933	1,636	2,271	57,032
Diversified Real Asset Fund	13,646	300	559	13,530
EDGE MidCap Fund	18,803	698	695	19,897
Equity Income Account	44,082	12,557	1,248	55,196
Global Multi-Strategy Fund	5,732	188	198	5,620
Global Real Estate Securities Fund	6,797	2,479	404	9,026
Government & High Quality Bond Account	9,813	550	425	9,845
Income Account	18,397	549	2,180	16,719
International Small Company Fund	6,270	89	337	5,902
LargeCap Growth Fund	10,129	—	10,782	—
LargeCap Value Fund	22,090	—	22,468	—
Multi-Manager Equity Long/Short Fund	9,429	151	474	8,880
Origin Emerging Markets Fund	11,948	60	2,004	9,369
Preferred Securities Fund	5,083	344	200	5,006
Principal Active Global Dividend Income ETF	10,584	—	—	10,637
Principal Capital Appreciation Fund	9,309	—	9,529	—
Principal Government Money Market Fund 1.72%	509	31,393	29,711	2,191
Principal Investment Grade Corporate Active ETF	—	2,130	—	2,132
Principal U. S. Mega-Cap Multi-Factor Index ETF	22,315	25,922	237	47,694
Principal U. S. Small-Cap Multi-Factor Index ETF	9,059	1,664	520	10,795
Short-Term Income Fund	16,122	832	1,134	15,658
Small-MidCap Dividend Income Fund	10,164	—	10,124	—
	$347,110	$87,883	$96,324	$340,365

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$—	$(6)	$—	$2,829
Diversified International Fund	—	(9)	—	(2,257)
Diversified Real Asset Fund	—	(4)	—	147
EDGE MidCap Fund	—	11	—	1,080
Equity Income Account	—	(61)	—	(134)
Global Multi-Strategy Fund	—	(3)	—	(99)
Global Real Estate Securities Fund	65	(12)	—	166
Government & High Quality Bond Account	—	(22)	—	(71)
Income Account	—	(65)	—	18
International Small Company Fund	—	3	—	(123)
LargeCap Growth Fund	—	676	—	(23)
LargeCap Value Fund	—	(1,414)	—	1,792
Multi-Manager Equity Long/Short Fund	—	(5)	—	(221)
Origin Emerging Markets Fund	—	453	—	(1,088)
Preferred Securities Fund	130	(7)	—	(214)
Principal Active Global Dividend Income ETF	52	—	—	53
Principal Capital Appreciation Fund	—	1,890	—	(1,670)
Principal Government Money Market Fund 1.72%	16	—	—	—
Principal Investment Grade Corporate Active ETF	3	—	—	2
Principal U. S. Mega-Cap Multi-Factor Index ETF	182	(13)	—	(293)
Principal U. S. Small-Cap Multi-Factor Index ETF	28	29	—	563
Short-Term Income Fund	172	(15)	—	(147)
Small-MidCap Dividend Income Fund	—	4,028	—	(4,068)
	$648	$5,454	$—	$(3,758)
Amounts in thousands

See accompanying notes.

63

		Schedule of Investments
		SAM Flexible Income Portfolio
		June 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)
Money Market Funds - 1.18%
Principal Government Money Market Fund	2,383,905	$2,384
1.72%(a),(b)

Principal Exchange-Traded Funds - 17.89%
Principal Active Global Dividend Income ETF	505,300	14,219
(a)
Principal EDGE Active Income ETF (a)	149,500	6,006
Principal Investment Grade Corporate Active	243,500	6,001
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	379,100	9,948
ETF (a)
		$36,174
Principal Funds, Inc. Class R-6 - 21.26%
EDGE MidCap Fund (a)	205,408	2,964
Global Diversified Income Fund (a)	724,349	9,779
Global Real Estate Securities Fund (a)	741,447	7,133
High Yield Fund (a)	1,240,501	8,931
Preferred Securities Fund (a)	1,039,111	10,339
Real Estate Debt Income Fund (a)	412,112	3,853
		$42,999
Principal Funds, Inc. Institutional Class - 19.21%
Inflation Protection Fund (a)	1,533,782	13,098
Short-Term Income Fund (a)	2,141,524	25,763
		$38,861
Principal Variable Contracts Funds, Inc. Class 1 - 40.48%
Equity Income Account (a)	487,324	12,680
Government & High Quality Bond Account (a)	2,325,288	22,486
Income Account (a)	4,504,808	46,715
		$81,881
TOTAL INVESTMENT COMPANIES		$202,299
Total Investments		$202,299
Other Assets and Liabilities - (0.02)%		$(46)
TOTAL NET ASSETS - 100.00%		$202,253

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	70.79%
Domestic Equity Funds	12.66%
International Equity Funds	10.56%
Specialty Funds	4.83%
Investment Companies	1.18%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

64

	Schedule of Investments
	SAM Flexible Income Portfolio
	June 30, 2018 (unaudited)

Affiliated Securities	December 31, 2017	Purchases	Sales	June 30, 2018
	Value	Cost	Proceeds	Value
Diversified International Fund	$1,251	$—	$1,286	$—
EDGE MidCap Fund	1,317	1,928	431	2,964
Equity Income Account	18,387	364	6,092	12,680
Global Diversified Income Fund	10,819	579	1,143	9,779
Global Real Estate Securities Fund	7,724	242	908	7,133
Government & High Quality Bond Account	24,468	967	2,713	22,486
High Yield Fund	9,653	580	983	8,931
Income Account	56,197	1,637	10,938	46,715
Inflation Protection Fund	14,106	459	1,473	13,098
International Emerging Markets Fund	775	—	815	—
LargeCap Growth Fund	1,928	—	2,050	—
LargeCap Value Fund	3,063	—	3,115	—
Preferred Securities Fund	11,175	730	1,095	10,339
Principal Active Global Dividend Income ETF	9,660	4,536	—	14,219
Principal EDGE Active Income ETF	6,171	—	—	6,006
Principal Government Money Market Fund 1.72%	766	17,170	15,552	2,384
Principal Investment Grade Corporate Active ETF	—	6,003	—	6,001
Principal U.S. Mega-Cap Multi-Factor Index ETF	5,263	5,013	262	9,948
Real Estate Debt Income Fund	4,065	288	415	3,853
Short-Term Income Fund	27,645	1,424	3,033	25,763
Small-MidCap Dividend Income Fund	3,286	—	3,278	—
	$217,719	$41,920	$55,582	$202,299

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Diversified International Fund	$—	$287	$—	$(252)
EDGE MidCap Fund	—	(1)	—	151
Equity Income Account	—	3,084	—	(3,063)
Global Diversified Income Fund	233	17	—	(493)
Global Real Estate Securities Fund	52	15	—	60
Government & High Quality Bond Account	—	(108)	—	(128)
High Yield Fund	272	1	—	(320)
Income Account	—	(26)	—	(155)
Inflation Protection Fund	—	(30)	—	36
International Emerging Markets Fund	—	226	—	(186)
LargeCap Growth Fund	—	195	—	(73)
LargeCap Value Fund	—	(219)	—	271
Preferred Securities Fund	275	(25)	—	(446)
Principal Active Global Dividend Income ETF	70	—	—	23
Principal EDGE Active Income ETF	114	—	—	(165)
Principal Government Money Market Fund 1.72%	15	—	—	—
Principal Investment Grade Corporate Active ETF	16	—	—	(2)
Principal U. S. Mega-Cap Multi-Factor Index ETF	39	(14)	—	(52)
Real Estate Debt Income Fund	71	(13)	—	(72)
Short-Term Income Fund	285	(36)	—	(237)
Small-MidCap Dividend Income Fund	—	1,345	—	(1,353)
	$1,442	$4,698	$—	$(6,456)
Amounts in thousands

See accompanying notes.

65

		Schedule of Investments
		SAM Strategic Growth Portfolio
		June 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Money Market Funds - 1.05%
Principal Government Money Market Fund	3,019,861	$3,020
1.72%(a),(b)

Principal Exchange-Traded Funds - 26.29%
Principal Active Global Dividend Income ETF	498,000	14,014
(a)
Principal EDGE Active Income ETF (a)	269,600	10,831
Principal U.S. Mega-Cap Multi-Factor Index	1,499,500	39,347
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	339,400	11,319
ETF (a)
		$75,511
Principal Funds, Inc. Class R-6 - 34.81%
Blue Chip Fund (a)	1,269,726	29,407
EDGE MidCap Fund (a)	1,248,821	18,021
Global Multi-Strategy Fund (a)	426,151	4,726
Global Real Estate Securities Fund (a)	1,360,211	13,085
International Small Company Fund (a)	464,418	5,777
Multi-Manager Equity Long/Short Fund (a)	617,734	6,480
Origin Emerging Markets Fund (a)	1,357,728	15,505
Real Estate Debt Income Fund (a)	744,593	6,962
		$99,963
Principal Funds, Inc. Institutional Class - 21.97%
Diversified International Fund (a)	4,335,170	57,961
Short-Term Income Fund (a)	426,805	5,135
		$63,096
Principal Variable Contracts Funds, Inc. Class 1 - 15.91%
Equity Income Account (a)	1,755,791	45,685

TOTAL INVESTMENT COMPANIES		$287,275
Total Investments		$287,275
Other Assets and Liabilities - (0.03)%		$(84)
TOTAL NET ASSETS - 100.00%		$287,191

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	50.06%
International Equity Funds	37.03%
Fixed Income Funds	7.98%
Specialty Funds	3.91%
Investment Companies	1.05%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

66

	Schedule of Investments
	SAM Strategic Growth Portfolio
	June 30, 2018 (unaudited)

Affiliated Securities	December 31, 2017	Purchases	Sales	June 30, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$12,466	$15,667	$597	$29,407
Diversified International Fund	60,383	1,798	1,916	57,961
EDGE MidCap Fund	11,747	5,805	461	18,021
Equity Income Account	33,486	13,068	686	45,685
Global Multi-Strategy Fund	4,775	163	129	4,726
Global Real Estate Securities Fund	12,881	658	601	13,085
International Small Company Fund	6,073	104	281	5,777
LargeCap Growth Fund	11,883	—	12,665	—
LargeCap Value Fund	16,785	—	17,065	—
Multi-Manager Equity Long/Short Fund	6,802	133	291	6,480
Origin Emerging Markets Fund	18,759	237	2,380	15,505
Principal Active Global Dividend Income ETF	13,944	—	—	14,014
Principal Capital Appreciation Fund	21,273	—	21,768	—
Principal EDGE Active Income ETF	10,662	456	—	10,831
Principal Government Money Market Fund 1.72%	253	24,504	21,737	3,020
Principal U. S. Mega-Cap Multi-Factor Index ETF	18,441	21,283	132	39,347
Principal U. S. Small-Cap Multi-Factor Index ETF	11,346	—	633	11,319
Real Estate Debt Income Fund	6,955	423	270	6,962
Short-Term Income Fund	5,094	280	187	5,135
Small-MidCap Dividend Income Fund	6,399	—	6,372	—
	$290,407	$84,579	$88,171	$287,275

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$—	$(13)	$—	$1,884
Diversified International Fund	—	(12)	—	(2,292)
EDGE MidCap Fund	—	(7)	—	937
Equity Income Account	—	(36)	—	(147)
Global Multi-Strategy Fund	—	(1)	—	(82)
Global Real Estate Securities Fund	94	—	—	147
International Small Company Fund	—	2	—	(121)
LargeCap Growth Fund	—	901	—	(119)
LargeCap Value Fund	—	(1,519)	—	1,799
Multi-Manager Equity Long/Short Fund	—	(2)	—	(162)
Origin Emerging Markets Fund	—	482	—	(1,593)
Principal Active Global Dividend Income ETF	68	—	—	70
Principal Capital Appreciation Fund	—	4,295	—	(3,800)
Principal EDGE Active Income ETF	203	—	—	(287)
Principal Government Money Market Fund 1.72%	16	—	—	—
Principal U. S. Mega-Cap Multi-Factor Index ETF	150	(7)	—	(238)
Principal U. S. Small-Cap Multi-Factor Index ETF	30	107	—	499
Real Estate Debt Income Fund	125	(6)	—	(140)
Short-Term Income Fund	55	(2)	—	(50)
Small-MidCap Dividend Income Fund	—	2,636	—	(2,663)
	$741	$6,818	$—	$(6,358)
Amounts in thousands

See accompanying notes.

67

Schedule of Investments
Short-Term Income Account
June 30, 2018 (unaudited)

INVESTMENT COMPANIES - 1.60%	Shares Held	Value (000's)			Principal
Money Market Funds - 1.60%			BONDS (continued)		Amount (000's) Value (000's)
Principal Government Money Market Fund	2,482,093	$2,482	Automobile Asset Backed Securities (continued)
1.72%(a),(b)			CPS Auto Receivables Trust 2017-D
			1.87%, 3/15/2021(c)		$122	$121
TOTAL INVESTMENT COMPANIES		$2,482	CPS Auto Receivables Trust 2018-A
	Principal		2.16%, 5/17/2021(c)		190	189
BONDS - 97.06%	Amount (000's)	Value (000's)	CPS Auto Receivables Trust 2018-B
Aerospace & Defense - 1.61%			2.72%, 9/15/2021(c)		356	355
General Dynamics Corp			CPS Auto Trust
2.88%, 5/11/2020	$200	$200	1.50%, 6/15/2020(c)		109	109
3.00%, 5/11/2021	250	249	1.68%, 8/17/2020(c)		290	290
Lockheed Martin Corp			Ford Credit Auto Owner Trust 2015-REV2
1.85%, 11/23/2018	200	199	2.44%, 1/15/2027(c)		673	664
Northrop Grumman Corp			Ford Credit Auto Owner Trust 2016-REV2
2.08%, 10/15/2020	150	147	2.03%, 12/15/2027 (c)		750	726
2.55%, 10/15/2022	250	241	Ford Credit Auto Owner Trust 2017-REV1
Rockwell Collins Inc			2.62%, 8/15/2028(c)		500	490
2.80%, 3/15/2022	500	487	Ford Credit Auto Owner Trust/Ford Credit
3.20%, 3/15/2024	250	241	2014-RE	V1
United Technologies Corp			2.26%, 11/15/2025 (c)		173	172
1.50%, 11/1/2019	400	393	OneMain Direct Auto Receivables Trust 2017-
1.90%, 5/4/2020	350	343	2
		$2,500	2.31%, 12/14/2021 (c)		670	665
Airlines - 0.65%			Santander Drive Auto Receivables Trust 2014-
American Airlines 2013-2 Class A Pass			1
Through Trust			2.91%, 4/15/2020		216	216
4.95%, 7/15/2024	356	366	Santander Drive Auto Receivables Trust 2014-
Continental Airlines 2009-2 Class A Pass			2
Through Trust			2.76%, 2/18/2020		220	220
7.25%, 5/10/2021	194	203	Santander Drive Auto Receivables Trust 2014-
Delta Air Lines 2009-1 Class A Pass Through			3
Trust			2.65%, 8/17/2020		94	94
7.75%, 6/17/2021	150	158	Santander Drive Auto Receivables Trust 2014-
Delta Air Lines 2012-1 Class A Pass Through			5
Trust			2.46%, 6/15/2020		167	167
4.75%, 11/7/2021	272	277	Santander Drive Auto Receivables Trust 2015-
		$1,004	1
Automobile Asset Backed Securities - 8.43%			2.57%, 4/15/2021		250	250
AmeriCredit Automobile Receivables Trust			Santander Drive Auto Receivables Trust 2015-
2013-5			2
2.86%, 12/9/2019	975	975	2.44%, 4/15/2021		207	207
AmeriCredit Automobile Receivables Trust			Santander Drive Auto Receivables Trust 2018-
2014-1			1
2.15%, 3/9/2020	18	17	2.10%, 11/16/2020		200	200
2.54%, 6/8/2020	875	875	Santander Drive Auto Receivables Trust 2018-
AmeriCredit Automobile Receivables Trust			2
2014-2			2.58%, 10/15/2020		600	600
2.57%, 7/8/2020	395	395	Santander Drive Auto Receivables Trust 2018-
AmeriCredit Automobile Receivables Trust			3
2014-3			2.78%, 3/15/2021		500	500
2.58%, 9/8/2020	70	70	TCF Auto Receivables Owner Trust 2016-
			PT1
Americredit Automobile Receivables Trust			1.93%, 6/15/2022(c)		484	479
2016-4
1.34%, 4/8/2020	61	61	Westlake Automobile Receivables Trust 2016-
			3
AmeriCredit Automobile Receivables Trust			2.07%, 12/15/2021 (c)		600	599
2017-4
1.83%, 5/18/2021	213	212	Westlake Automobile Receivables Trust 2017-
			2
Americredit Automobile Receivables Trust			1.80%, 7/15/2020(c)		176	175
2018-1
3.07%, 12/19/2022	250	250	Westlake Automobile Receivables Trust 2018-
			1
Bank of The West Auto Trust 2017-1			(c)
1.78%, 2/15/2021(c)	214	213	2.24%, 12/15/2020		500	498
BMW Floorplan Master Owner Trust			Westlake Automobile Receivables Trust 2018-
2.35%, 5/15/2023(c)	250	250	2
1 Month LIBOR + 0.32%			2.84%, 9/15/2021(c)		200	200
			3.20%, 1/16/2024(c)		200	200
Capital Auto Receivables Asset Trust 2017-1
1.76%, 6/22/2020(c)	380	378				$13,089
Capital Auto Receivables Asset Trust 2018-1			Automobile Floor Plan Asset Backed Securities - 1.35%
2.54%, 10/20/2020 (c)	750	749	Ally Master Owner Trust
CPS Auto Receivables Trust 2014-C			2.70%, 1/17/2023		500	495
3.77%, 8/17/2020(c)	200	201	3.29%, 5/15/2023		500	501
CPS Auto Receivables Trust 2016-C			Ford Credit Floorplan Master Owner Trust A
1.62%, 1/15/2020(c)	57	57	2.53%, 11/15/2021		700	702
			1 Month LIBOR + 0.46%

See accompanying notes.

68

Schedule of Investments
Short-Term Income Account
June 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Automobile Floor Plan Asset Backed Securities (continued)			Banks (continued)
Nissan Master Owner Trust Receivables			Goldman Sachs Group Inc/The	(continued)
2.39%, 10/17/2022	$400	$400	3.47%, 4/26/2022		$1,000	$1,010
1 Month LIBOR + 0.32%			3 Month LIBOR + 1.11%
		$2,098	3.52%, 4/23/2020		400	405
Automobile Manufacturers - 1.61%			3 Month LIBOR + 1.16%
Daimler Finance North America LLC			4.10%, 2/25/2021		400	413
1.75%, 10/30/2019 (c)	350	344	3 Month LIBOR + 1.77%
Ford Motor Credit Co LLC			HSBC Holdings PLC
2.02%, 5/3/2019	400	397	3.33%, 5/18/2024		250	249
General Motors Financial Co Inc			3 Month LIBOR + 1.00%
3.19%, 4/9/2021	300	302	3.95%, 5/18/2024(d)		200	199
3 Month LIBOR + 0.85%			3 Month LIBOR + 0.99%
4.15%, 6/19/2023	300	300	ING Groep NV
PACCAR Financial Corp			3.15%, 3/29/2022		450	442
2.20%, 9/15/2019	323	321	3.48%, 3/29/2022		250	254
3.10%, 5/10/2021	250	250	3 Month LIBOR + 1.15%
Toyota Motor Credit Corp			JPMorgan Chase & Co
2.10%, 1/17/2019	200	199	2.30%, 8/15/2021		500	483
2.60%, 1/11/2022	400	392	3.26%, 4/25/2023		1,500	1,513
		$2,505	3 Month LIBOR + 0.90%
Banks - 19.79%			3.59%, 10/24/2023		500	509
Bank of America Corp			3 Month LIBOR + 1.23%
2.50%, 10/21/2022	500	479	4.25%, 10/15/2020		750	767
2.63%, 10/19/2020	250	247	KeyBank NA/Cleveland OH
3.00%, 12/20/2023 (d)	430	417	2.35%, 3/8/2019		650	648
3 Month LIBOR + 0.79%			2.40%, 6/9/2022		400	384
3.52%, 1/20/2023	1,350	1,371	Morgan Stanley
3 Month LIBOR + 1.16%			2.90%, 2/10/2021		500	501
4.20%, 8/26/2024	500	503	3 Month LIBOR + 0.55%
Bank of New York Mellon Corp/The			3.76%, 4/21/2021		600	615
2.20%, 5/15/2019	673	670	3 Month LIBOR + 1.40%
2.50%, 4/15/2021	300	295	3.76%, 10/24/2023		1,400	1,432
3.41%, 10/30/2023	500	508	3 Month LIBOR + 1.40%
3 Month LIBOR + 1.05%			4.10%, 5/22/2023		300	301
BB&T Corp			5.50%, 7/24/2020		500	522
2.05%, 5/10/2021	200	193	PNC Bank NA
2.96%, 4/1/2022	100	101	2.00%, 5/19/2020		500	490
3 Month LIBOR + 0.65%			2.70%, 11/1/2022		600	577
3.02%, 2/1/2019	336	337	2.87%, 7/27/2022		400	401
3 Month LIBOR + 0.66%			3 Month LIBOR + 0.50%
BNP Paribas SA			PNC Financial Services Group Inc/The
3.50%, 3/1/2023 (c)	250	244	3.90%, 4/29/2024		150	150
Branch Banking & Trust Co			State Street Corp
2.10%, 1/15/2020	600	591	3.10%, 5/15/2023		688	678
2.63%, 1/15/2022	600	585	SunTrust Bank/Atlanta GA
Capital One NA			2.25%, 1/31/2020		400	395
3.10%, 9/13/2019	500	503	2.45%, 8/1/2022		600	576
3 Month LIBOR + 0.77%			SunTrust Banks Inc
3.51%, 1/30/2023	600	605	2.90%, 3/3/2021		500	494
3 Month LIBOR + 1.15%			UBS AG/London
Citigroup Inc			2.20%, 6/8/2020(c)		250	245
2.70%, 3/30/2021	900	883	2.90%, 6/8/2020(c)		250	251
3.32%, 4/25/2022	200	202	3 Month LIBOR + 0.58%
3 Month LIBOR + 0.96%			UBS Group Funding Switzerland AG
3.42%, 5/17/2024	250	251	3.49%, 5/23/2023(c)		300	293
3 Month LIBOR + 1.10%			US Bancorp
3.50%, 5/15/2023	250	244	3.60%, 9/11/2024		650	642
4.00%, 8/5/2024	274	269	US Bank NA/Cincinnati OH
Credit Suisse Group AG			2.00%, 1/24/2020		400	394
3.57%, 6/12/2024(c)	250	250	2.05%, 10/23/2020		300	293
3 Month LIBOR + 1.24%			Wells Fargo & Co
4.21%, 6/12/2024(c),(d)	250	250	3.47%, 1/24/2023		1,000	1,015
3 Month LIBOR + 1.24%			3 Month LIBOR + 1.11%
Fifth Third Bancorp			Wells Fargo Bank NA
2.60%, 6/15/2022	600	581	2.58%, 1/15/2020		500	500
4.30%, 1/16/2024	400	405	3 Month LIBOR + 0.23%
Fifth Third Bank/Cincinnati OH						$30,741
1.63%, 9/27/2019	250	246	Beverages - 0.99%
2.25%, 6/14/2021	300	292	Anheuser-Busch InBev Finance Inc
Goldman Sachs Group Inc/The			3.30%, 2/1/2023		400	397
2.30%, 12/13/2019	400	396
3.00%, 4/26/2022	800	782

See accompanying notes.

69

Schedule of Investments
Short-Term Income Account
June 30, 2018 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Beverages (continued)			Cosmetics & Personal Care - 0.37%
Anheuser-Busch InBev Worldwide Inc			Procter & Gamble Co/The
3.05%, 1/12/2024	$150	$151	1.70%, 11/3/2021	$300	$289
3 Month LIBOR + 0.74%			2.15%, 8/11/2022	300	289
Maple Escrow Subsidiary Inc					$578
3.55%, 5/25/2021(c)	250	250	Credit Card Asset Backed Securities - 1.06%
4.06%, 5/25/2023(c)	200	201	Cabela's Credit Card Master Note Trust
PepsiCo Inc			2.52%, 7/15/2022	834	836
1.35%, 10/4/2019	350	344	1 Month LIBOR + 0.45%
2.15%, 10/14/2020	200	197	Capital One Multi-Asset Execution Trust
		$1,540	2.58%, 9/16/2024	800	806
Biotechnology - 1.60%			1 Month LIBOR + 0.51%
Amgen Inc					$1,642
2.20%, 5/22/2019	373	371	Diversified Financial Services - 0.93%
2.20%, 5/11/2020	200	197	GE Capital International Funding Co
2.65%, 5/11/2022	400	387	Unlimited Co
Biogen Inc			2.34%, 11/15/2020	750	733
2.90%, 9/15/2020	500	498	GTP Acquisition Partners I LLC
Celgene Corp			2.35%, 6/15/2045(c)	721	708
2.88%, 2/19/2021	250	247			$1,441
3.25%, 8/15/2022	250	245	Electric - 4.09%
Gilead Sciences Inc			Alabama Power Co
1.85%, 9/4/2018	250	250	2.45%, 3/30/2022	750	729
1.85%, 9/20/2019	300	296	Alliant Energy Finance LLC
		$2,491	3.75%, 6/15/2023(c)	150	150
Building Materials - 0.19%			Black Hills Corp
Martin Marietta Materials Inc			2.50%, 1/11/2019	500	499
2.82%, 12/20/2019	300	300	Dominion Energy Inc
3 Month LIBOR + 0.50%			2.58%, 7/1/2020	200	197
			2.96%, 7/1/2019(f)	650	649
Chemicals - 0.45%			Duke Energy Florida LLC
Air Liquide Finance SA			1.85%, 1/15/2020	400	393
1.75%, 9/27/2021(c)	250	238	3.10%, 8/15/2021	250	250
Chevron Phillips Chemical Co LLC / Chevron			Emera US Finance LP
Phillips Chemical Co LP			2.70%, 6/15/2021	300	292
2.45%, 5/1/2020 (c)	168	166	Exelon Corp
3.30%, 5/1/2023 (c)	200	198	3.50%, 6/1/2022	500	494
Westlake Chemical Corp			Fortis Inc/Canada
3.60%, 7/15/2022	100	99	2.10%, 10/4/2021	633	604
		$701	Indiantown Cogeneration LP
Commercial Mortgage Backed Securities - 1.20%			9.77%, 12/15/2020	170	184
Ginnie Mae			San Diego Gas & Electric Co
0.50%, 9/16/2055(e),(f)	2,981	98	1.91%, 2/1/2022	115	113
0.70%, 1/16/2054(e),(f)	2,707	97	Sempra Energy
0.77%, 10/16/2054 (e),(f)	3,632	128	2.40%, 2/1/2020	250	247
0.85%, 2/16/2055(e),(f)	5,515	189	2.85%, 1/15/2021	500	500
0.88%, 1/16/2055(e),(f)	5,662	234	3 Month LIBOR + 0.50%
1.06%, 6/16/2045(e),(f)	1,495	82	Southern California Edison Co
1.37%, 12/16/2036 (e),(f)	2,129	118	1.85%, 2/1/2022	237	231
GS Mortgage Securities Trust 2017-GS6			Southern Co/The
1.95%, 5/10/2050	528	514	1.55%, 7/1/2018	200	200
JPMDB Commercial Mortgage Securities			Texas-New Mexico Power Co
Trust 2016-C4			9.50%, 4/1/2019(c)	202	212
1.54%, 12/15/2049	412	400	WEC Energy Group Inc
		$1,860	3.38%, 6/15/2021	400	401
Computers - 1.36%					$6,345
Apple Inc			Electronics - 0.75%
1.90%, 2/7/2020	200	197	Fortive Corp
2.00%, 11/13/2020	300	295	1.80%, 6/15/2019	300	296
2.50%, 2/9/2022	400	392	2.35%, 6/15/2021	300	291
Dell International LLC / EMC Corp			Honeywell International Inc
3.48%, 6/1/2019 (c)	600	602	1.85%, 11/1/2021	600	575
Hewlett Packard Enterprise Co					$1,162
2.85%, 10/5/2018	138	138	Engineering & Construction - 0.50%
International Business Machines Corp			SBA Tower Trust
2.25%, 2/19/2021	500	489	2.88%, 7/10/2046(c)	400	389
		$2,113	3.17%, 4/9/2047(c)	400	391
Consumer Products - 0.26%					$780
Reckitt Benckiser Treasury Services PLC			Finance - Mortgage Loan/Banker - 9.21%
2.90%, 6/24/2022(c)	400	399	Fannie Mae
3 Month LIBOR + 0.56%			1.25%, 8/17/2021	1,050	1,004
			1.38%, 10/7/2021	1,500	1,438
			1.88%, 4/5/2022	3,000	2,908

See accompanying notes.

70

Schedule of Investments
Short-Term Income Account
June 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Finance - Mortgage Loan/Banker (continued)			Insurance (continued)
Fannie Mae (continued)			Metropolitan Life Global Funding I
2.00%, 1/5/2022	$1,000	$975	1.75%, 12/19/2018 (c)	$400	$399
2.38%, 1/19/2023	6,100	5,990	1.95%, 9/15/2021(c)	470	450
Freddie Mac			2.30%, 4/10/2019(c)	573	571
2.38%, 1/13/2022	1,000	987	2.73%, 6/12/2020(c)	250	251
2.75%, 6/19/2023	1,000	996	3 Month LIBOR + 0.40%
		$14,298	New York Life Global Funding
Food - 1.29%			1.95%, 2/11/2020(c)	400	393
Kraft Heinz Foods Co			2.00%, 4/13/2021(c)	400	387
2.00%, 7/2/2018	269	269	2.15%, 6/18/2019(c)	124	123
2.92%, 2/10/2021	400	401	2.85%, 6/10/2022(c)	1,000	1,006
3 Month LIBOR + 0.57%			3 Month LIBOR + 0.52%
4.00%, 6/15/2023	250	249			$7,936
Mondelez International Holdings Netherlands			Internet - 0.59%
BV			Amazon.com Inc
1.63%, 10/28/2019 (c)	500	492	2.40%, 2/22/2023	664	639
Tyson Foods Inc			2.60%, 12/5/2019	273	273
2.25%, 8/23/2021	150	144			$912
2.77%, 5/30/2019	250	250	Machinery - Construction & Mining - 0.31%
3 Month LIBOR + 0.45%			Caterpillar Financial Services Corp
2.78%, 8/21/2020	200	200	2.55%, 11/29/2022	500	483
3 Month LIBOR + 0.45%
		$2,005	Machinery - Diversified - 0.38%
Hand & Machine Tools - 0.38%			John Deere Capital Corp
Stanley Black & Decker Inc			2.05%, 3/10/2020	350	345
1.62%, 11/17/2018	600	598	2.87%, 6/7/2023	250	250
			3 Month LIBOR + 0.55%
Healthcare - Products - 0.48%					$595
Medtronic Global Holdings SCA			Manufactured Housing Asset Backed Securities - 0.00%
1.70%, 3/28/2019	500	497	Conseco Finance Corp
Medtronic Inc			7.70%, 9/15/2026	6	6
2.50%, 3/15/2020	250	248
		$745	Media - 0.78%
Healthcare - Services - 0.43%			Time Warner Cable LLC
Humana Inc			8.25%, 4/1/2019	505	524
2.50%, 12/15/2020	100	98	Walt Disney Co/The
Roche Holdings Inc			1.95%, 3/4/2020	500	492
2.67%, 9/30/2019(c)	323	324	2.30%, 2/12/2021	200	196
3 Month LIBOR + 0.34%					$1,212
UnitedHealth Group Inc			Mining - 0.13%
1.95%, 10/15/2020	250	244	Glencore Funding LLC
		$666	4.13%, 5/30/2023(c)	200	200
Home Equity Asset Backed Securities - 0.03%
RASC Series 2005-AHL2 Trust			Miscellaneous Manufacturers - 0.80%
2.44%, 10/25/2035	47	47	General Electric Co
1 Month LIBOR + 0.35%			5.50%, 1/8/2020	150	155
Terwin Mortgage Trust Series TMTS 2005-			Ingersoll-Rand Global Holding Co Ltd
14HE			2.90%, 2/21/2021	500	495
5.15%, 8/25/2036(f)	6	6	Siemens Financieringsmaatschappij NV
		$53	2.20%, 3/16/2020(c)	350	345
Housewares - 0.25%			2.94%, 3/16/2022(c)	250	253
Newell Brands Inc			3 Month LIBOR + 0.61%
2.60%, 3/29/2019	200	199			$1,248
3.85%, 4/1/2023	200	197	Mortgage Backed Securities - 4.67%
		$396	Alternative Loan Trust 2004-J8
Insurance - 5.11%			6.00%, 2/25/2017	4	4
Allstate Corp/The			Banc of America Funding 2004-1 Trust
2.96%, 3/29/2023	250	251	5.25%, 2/25/2019	1	1
3 Month LIBOR + 0.63%			Banc of America Funding 2004-3 Trust
Berkshire Hathaway Finance Corp			4.75%, 9/25/2019	6	6
1.70%, 3/15/2019	500	497	CHL Mortgage Pass-Through Trust 2003-46
Berkshire Hathaway Inc			3.48%, 1/19/2034(f)	39	39
2.20%, 3/15/2021	400	394	CHL Mortgage Pass-Through Trust 2004-J7
2.75%, 3/15/2023	500	489	5.00%, 9/25/2019	12	12
Five Corners Funding Trust			Credit Suisse First Boston Mortgage Securities
4.42%, 11/15/2023 (c)	750	772	Corp
MassMutual Global Funding II			5.00%, 9/25/2019	3	3
1.55%, 10/11/2019 (c)	350	344	CSFB Mortgage-Backed Pass-Through
2.00%, 4/15/2021(c)	250	241	Certificates Series 2004-AR4
2.10%, 8/2/2018 (c)	505	505	3.05%, 5/25/2034	31	31
2.35%, 4/9/2019 (c)	865	863	1 Month LIBOR + 0.96%

See accompanying notes.

71

Schedule of Investments
Short-Term Income Account
June 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Mortgage Backed Securities (continued)			Oil & Gas (continued)
CSFB Mortgage-Backed Trust Series 2004-7			Phillips 66
5.00%, 10/25/2019	$9	$9	3.00%, 4/15/2019(c)	$150	$150
CSMC 2017-HL2 Trust			3 Month LIBOR + 0.65%
3.50%, 10/25/2047 (c),(f)	458	455	3.10%, 4/15/2020(c)	300	300
JP Morgan Mortgage Trust 2004-A3			3 Month LIBOR + 0.75%
4.15%, 7/25/2034(f)	27	28	Shell International Finance BV
JP Morgan Mortgage Trust 2004-S1			2.13%, 5/11/2020	505	499
5.00%, 9/25/2034	58	59	2.38%, 8/21/2022	557	539
JP Morgan Mortgage Trust 2016-4			Total Capital International SA
3.50%, 10/25/2046 (c),(f)	652	645	2.92%, 8/10/2018	370	370
JP Morgan Mortgage Trust 2017-2			3 Month LIBOR + 0.57%
3.50%, 5/25/2047(c),(f)	423	418			$2,962
JP Morgan Mortgage Trust 2017-4			Oil & Gas Services - 0.16%
3.50%, 11/25/2048 (c),(f)	436	431	Baker Hughes a GE Co LLC / Baker Hughes
JP Morgan Mortgage Trust 2017-6			Co-Obligor Inc
3.50%, 12/25/2048 (c),(f)	233	230	2.77%, 12/15/2022	250	243
JP Morgan Mortgage Trust 2018-3
3.50%, 9/25/2048(c),(f)	486	480	Other Asset Backed Securities - 5.92%
JP Morgan Mortgage Trust 2018-4			CCG Receivables Trust 2018-1
3.50%, 10/25/2048 (c),(f)	295	291	2.50%, 6/16/2025(c)	100	99
JP Morgan Mortgage Trust 2018-6			Drug Royalty II LP 2
3.50%, 12/25/2048 (c),(f),(g)	400	395	3.48%, 7/15/2023(c)	267	266
MASTR Alternative Loan Trust 2003-9			Drug Royalty III LP 1
6.50%, 1/25/2019	17	17	3.98%, 4/15/2027(c)	135	135
MASTR Asset Securitization Trust 2004-11			4.85%, 4/15/2027(c)	195	196
5.00%, 12/25/2019	2	2	3 Month LIBOR + 2.50%
MASTR Asset Securitization Trust 2004-9			MMAF Equipment Finance LLC 2018-A
5.00%, 9/25/2019	5	5	2.92%, 7/12/2021(c)	300	300
PHH Mortgage Trust Series 2008-CIM1			MVW Owner Trust 2015-1
5.22%, 6/25/2038	109	106	2.52%, 12/20/2032 (c)	308	301
1 Month LIBOR + 2.25%			MVW Owner Trust 2016-1
Prime Mortgage Trust 2005-2			2.25%, 12/20/2033 (c)	266	260
5.25%, 7/25/2020	54	55	MVW Owner Trust 2018-1
Provident Funding Mortgage Loan Trust 2005-			3.45%, 1/21/2036(c),(g)	500	500
1			OneMain Financial Issuance Trust 2015-2
2.67%, 5/25/2035	129	128	2.57%, 7/18/2025(c)	92	92
1 Month LIBOR + 0.58%			PFS Financing Corp
PSMC 2018-2 Trust			2.40%, 10/17/2022 (c)	300	295
3.50%, 6/25/2048(c),(f)	497	489	2.54%, 10/15/2021 (c)	200	200
PSMC Trust			1 Month LIBOR + 0.47%
3.50%, 2/25/2048(c),(f)	479	476	2.65%, 3/15/2021(c)	750	751
RALI Series 2003-QS23 Trust			1 Month LIBOR + 0.58%
5.00%, 12/26/2018	11	11	2.67%, 7/15/2022(c)	750	751
RALI Series 2004-QS3 Trust			1 Month LIBOR + 0.60%
5.00%, 3/25/2019	7	6	3.19%, 4/17/2023(c)	250	249
RBSSP Resecuritization Trust 2009-7			RAAC Series 2006-RP2 Trust
2.36%, 6/26/2037(c)	23	22	2.34%, 2/25/2037(c)	14	14
1 Month LIBOR + 0.40%			1 Month LIBOR + 0.25%
Sequoia Mortgage Trust 2013-4			Structured Asset Investment Loan Trust 2005-
1.55%, 4/25/2043(f)	47	44	4
Sequoia Mortgage Trust 2013-8			2.75%, 5/25/2035	17	17
2.25%, 6/25/2043(f)	343	337	1 Month LIBOR + 0.66%
Sequoia Mortgage Trust 2017-1			Trafigura Securitisation Finance PLC 2017-1
3.50%, 2/25/2047(c),(f)	433	432	2.92%, 12/15/2020 (c)	1,000	1,003
Sequoia Mortgage Trust 2017-2			1 Month LIBOR + 0.85%
3.50%, 2/25/2047(c),(f)	215	212	Verizon Owner Trust 2016-1
Sequoia Mortgage Trust 2017-3			1.42%, 1/20/2021(c)	500	497
3.50%, 4/25/2047(c),(f)	391	389	Verizon Owner Trust 2016-2
Sequoia Mortgage Trust 2018-3			1.68%, 5/20/2021(c)	1,000	990
3.50%, 3/25/2048(c),(f)	289	287	Verizon Owner Trust 2017-1
Sequoia Mortgage Trust 2018-5			2.06%, 9/20/2021(c)	250	247
3.50%, 5/25/2048(c),(f)	495	489	Verizon Owner Trust 2017-2
Sequoia Mortgage Trust 2018-6			1.92%, 12/20/2021 (c)	750	739
4.00%, 7/25/2048(c),(f)	212	214	Verizon Owner Trust 2017-3
		$7,258	2.06%, 4/20/2022(c)	300	295
Oil & Gas - 1.91%			Verizon Owner Trust 2018-1
BP Capital Markets PLC			2.82%, 9/20/2022(c)	500	498
2.75%, 5/10/2023	185	179	Volvo Financial Equipment LLC Series 2018-
4.75%, 3/10/2019	423	429	1
Chevron Corp			2.26%, 9/15/2020(c)	250	249
2.80%, 3/3/2022	250	253
3 Month LIBOR + 0.48%
2.90%, 3/3/2024	250	243

See accompanying notes.

72

Schedule of Investments
Short-Term Income Account
June 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Other Asset Backed Securities (continued)			Semiconductors - 1.12%
Volvo Financial Equipment Master Owner			Broadcom Corp / Broadcom Cayman Finance
Trust 2017-A			Ltd
2.57%, 11/15/2022 (c)	$250	$251	2.38%, 1/15/2020		$600	$592
1 Month LIBOR + 0.50%			3.00%, 1/15/2022		200	195
		$9,195	Microchip Technology Inc
Packaging & Containers - 0.22%			3.92%, 6/1/2021(c)		100	100
Packaging Corp of America			4.33%, 6/1/2023(c)		200	200
2.45%, 12/15/2020	200	196	QUALCOMM Inc
WestRock Co			1.85%, 5/20/2019		400	400
3.00%, 9/15/2024(c)	150	142	3.09%, 1/30/2023		250	249
		$338	3 Month LIBOR + 0.73%
Pharmaceuticals - 1.21%						$1,736
AbbVie Inc			Software - 0.70%
2.30%, 5/14/2021	200	194	Microsoft Corp
2.50%, 5/14/2020	336	332	1.10%, 8/8/2019		250	246
Bayer US Finance II LLC			1.85%, 2/12/2020		400	395
3.35%, 12/15/2023 (c)	250	250	Oracle Corp
3 Month LIBOR + 1.01%			1.90%, 9/15/2021		200	190
3.50%, 6/25/2021(c)	250	250	2.25%, 10/8/2019		250	249
3.88%, 12/15/2023 (c)	200	200				$1,080
CVS Health Corp			Student Loan Asset Backed Securities - 4.60%
3.13%, 3/9/2020	300	300	Keycorp Student Loan Trust 2000-b
3.35%, 3/9/2021	100	100	2.06%, 7/25/2029		550	546
Mead Johnson Nutrition Co			3 Month LIBOR + 0.31%
3.00%, 11/15/2020	250	249	KeyCorp Student Loan Trust 2003-A
		$1,875	2.89%, 1/25/2037		653	634
Pipelines - 2.19%			3 Month LIBOR + 0.53%
Buckeye Partners LP			KeyCorp Student Loan Trust 2004-A
2.65%, 11/15/2018	649	648	2.90%, 1/27/2042		146	146
4.15%, 7/1/2023	400	395	3 Month LIBOR + 0.53%
Columbia Pipeline Group Inc			KeyCorp Student Loan Trust 2006-A
3.30%, 6/1/2020	168	167	2.60%, 9/27/2035		426	426
Florida Gas Transmission Co LLC			3 Month LIBOR + 0.31%
3.88%, 7/15/2022(c)	250	252	Navient Private Education Loan Trust 2014-
7.90%, 5/15/2019(c)	559	582	CT
Kinder Morgan Inc/DE			2.77%, 9/16/2024(c)		118	118
3.63%, 1/15/2023	500	508	1 Month LIBOR + 0.70%
3 Month LIBOR + 1.28%			Navient Private Education Loan Trust 2017-
TransCanada PipeLines Ltd			A
4.55%, 5/15/2067	900	842	2.47%, 12/16/2058 (c)		128	128
3 Month LIBOR + 2.21%			1 Month LIBOR + 0.40%
		$3,394	Navient Private Education Loan Trust 2018-
REITs - 1.11%			B
			2.42%, 12/15/2059 (c)		250	250
Alexandria Real Estate Equities Inc
2.75%, 1/15/2020	510	506	1 Month LIBOR + 0.35%
3.90%, 6/15/2023	100	100	Navient Private Education Refi Loan Trust
			2018	-A
Digital Realty Trust LP			2.53%, 2/18/2042(c)		438	434
3.40%, 10/1/2020	300	300
Healthcare Realty Trust Inc			SLM Private Credit Student Loan Trust 2002-
3.75%, 4/15/2023	365	359	A
Hospitality Properties Trust			2.89%, 12/16/2030		428	427
4.50%, 6/15/2023	200	201	3 Month LIBOR + 0.55%
Welltower Inc			SLM Private Credit Student Loan Trust 2004-
4.95%, 1/15/2021	250	257	A
		$1,723	2.74%, 6/15/2033		158	157
Retail - 1.59%			3 Month LIBOR + 0.40%
Costco Wholesale Corp			SLM Private Credit Student Loan Trust 2004-
2.15%, 5/18/2021	800	782	B
Home Depot Inc/The			2.67%, 3/15/2024		541	540
1.80%, 6/5/2020	500	491	3 Month LIBOR + 0.33%
2.00%, 4/1/2021	200	195	SLM Private Credit Student Loan Trust 2005-
McDonald's Corp			B
2.75%, 12/9/2020	500	497	2.61%, 12/15/2023		49	49
Walmart Inc			3 Month LIBOR + 0.27%
1.75%, 10/9/2019	100	99	SLM Private Credit Student Loan Trust 2006-
1.90%, 12/15/2020	150	147	A
3.40%, 6/26/2023	250	252	2.63%, 6/15/2039		933	914
		$2,463	3 Month LIBOR + 0.29%
Savings & Loans - 0.00%
Washington Mutual Bank / Henderson NV
0.00%, 1/15/2013(g),(h),(i)	200	—

See accompanying notes.

73

Schedule of Investments
Short-Term Income Account
June 30, 2018 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT		Principal
BONDS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)		Amount (000's)	Value (000's)
Student Loan Asset Backed Securities (continued)			Federal National Mortgage Association (FNMA) (continued)
SLM Private Credit Student Loan Trust 2006-				3.53%, 2/1/2037	$24	$25
B				U. S. Treasury 1-Year Note + 2.11%
2.54%, 12/15/2039	$364	$356		3.54%, 11/1/2032	3	3
3 Month LIBOR + 0.20%				U. S. Treasury 1-Year Note + 2.29%
SLM Private Education Loan Trust 2013-A				3.62%, 8/1/2034	8	9
1.77%, 5/17/2027(c)	445	443		12 Month LIBOR + 1.63%
SLM Private Education Loan Trust 2013-B				3.62%, 1/1/2035	11	12
1.85%, 6/17/2030(c)	200	199		12 Month LIBOR + 1.75%
SMB Private Education Loan Trust 2016-C				3.66%, 4/1/2033	42	43
2.62%, 11/15/2023 (c)	203	203		6 Month LIBOR + 1.51%
1 Month LIBOR + 0.55%				3.70%, 2/1/2035	3	3
SMB Private Education Loan Trust 2017-A				6 Month LIBOR + 2.07%
2.52%, 6/17/2024(c)	171	171		3.88%, 12/1/2033	12	13
1 Month LIBOR + 0.45%				6 Month LIBOR + 2.25%
SMB Private Education Loan Trust 2017-B				4.25%, 11/1/2035	1	1
2.34%, 6/17/2024(c)	491	490		Cost of funds for the 11th District of San Francisco + 1.27%
1 Month LIBOR + 0.27%				8.00%, 5/1/2027	7	7
SMB Private Education Loan Trust 2018-A						$142
2.42%, 3/16/2026(c)	213	214	Government National Mortgage Association (GNMA) - 0.00%
1 Month LIBOR + 0.35%				9.00%, 12/15/2020	1	1
SMB Private Education Loan Trust 2018-B				10.00%, 6/15/2020	1	—
2.40%, 12/16/2024 (c)	300	300		10.00%, 5/15/2020	2	3
1 Month LIBOR + 0.32%						$4
		$7,145	U.S. Treasury - 0.78%
Telecommunications - 3.17%				1.88%, 8/31/2022	1,250	1,209
AT&T Inc
3.25%, 2/15/2023(c)	250	252	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
3 Month LIBOR + 0.89%			OBLIGATIONS			$1,370
3.60%, 2/17/2023	1,000	985	Total Investments			$154,585
Cisco Systems Inc			Other Assets and Liabilities - 0.46%			$711
2.20%, 2/28/2021	250	245	TOTAL NET ASSETS - 100.00%			$155,296
4.95%, 2/15/2019	500	507
Crown Castle Towers LLC
3.22%, 5/15/2022(c)	75	74	(a)	Affiliated Security. Security is either an affiliate (and registered under the
4.88%, 8/15/2040(c)	265	272		Investment Company Act of 1940) or an affiliate as defined by the
Sprint Spectrum Co LLC / Sprint Spectrum Co				Investment Company Act of 1940 (the Fund controls 5.0% or more of the
II LLC / Sprint Spectrum Co III LLC				outstanding voting shares of the security). Please see affiliated sub-
3.36%, 3/20/2023(c)	609	603		schedule for transactional information.
4.74%, 3/20/2025(c)	950	943	(b)	Current yield shown is as of period end.
Verizon Communications Inc			(c)	Security exempt from registration under Rule 144A of the Securities Act of
2.88%, 5/22/2020	200	201		1933. These securities may be resold in transactions exempt from
3 Month LIBOR + 0.55%				registration, normally to qualified institutional buyers. At the end of the
Vodafone Group PLC				period, the value of these securities totaled $44,533 or 28.68% of net
3.29%, 1/16/2024	450	448		assets.
3 Month LIBOR + 0.99%			(d)	Rate shown is the rate in effect as of period end. The rate may be based on
3.75%, 1/16/2024	150	149		a fixed rate and may convert to a variable rate or floating rate in the
4.13%, 5/30/2025	250	249		future.
		$4,928	(e)	Security is an Interest Only Strip.
Transportation - 1.13%			(f)	Certain variable rate securities are not based on a published reference
Ryder System Inc				rate and spread but are determined by the issuer or agent and are based
2.25%, 9/1/2021	200	193		on current market conditions. These securities do not indicate a reference
2.45%, 11/15/2018	205	205		rate and spread in their description.
3.75%, 6/9/2023	200	200	(g)	Fair value of these investments is determined in good faith by the Manager
Union Pacific Corp				under procedures established and periodically reviewed by the Board of
3.20%, 6/8/2021	250	251		Directors. Certain inputs used in the valuation may be unobservable;
3.50%, 6/8/2023	250	250		however, each security is evaluated individually for purposes of ASC 820
United Parcel Service Inc				which results in not all securities being identified as Level 3 of the fair
2.76%, 4/1/2023	650	652		value hierarchy. At the end of the period, the fair value of these securities
3 Month LIBOR + 0.45%				totaled $895 or 0.58% of net assets.
		$1,751	(h)	Non-income producing security
TOTAL BONDS		$150,733	(i)	The value of these investments was determined using significant
U.S. GOVERNMENT & GOVERNMENT	Principal			unobservable inputs.
AGENCY OBLIGATIONS - 0.88%	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.01%
3.74%, 9/1/2035	$14	$15
U.S. Treasury 1-Year Note + 2.25%

Federal National Mortgage Association (FNMA) - 0.09%
3.40%, 7/1/2034	21	22
12 Month LIBOR + 1.64%
3.52%, 12/1/2032	4	4
12 Month LIBOR + 1.64%

See accompanying notes.

74

Schedule of Investments
Short-Term Income Account
June 30, 2018 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		26.94%
Asset Backed Securities		21.39%
Government		9.99%
Consumer, Non-cyclical		6.63%
Industrial		6.27%
Mortgage Securities		5.97%
Communications		4.54%
Energy		4.26%
Consumer, Cyclical		4.10%
Utilities		4.09%
Technology		3.18%
Investment Companies		1.60%
Basic Materials		0.58%
Other Assets and Liabilities		0.46%
TOTAL NET ASSETS		100.00%

Affiliated Securities	December 31, 2017		Purchases		Sales	June 30, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.72%		$2,438		$32,617	$32,573	$2,482
		$2,438		$32,617	$32,573	$2,482

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.72%	$19		$—		$—	$—
	$19		$—		$—	$—
Amounts in thousands

See accompanying notes.

75

Schedule of Investments SmallCap Account June 30, 2018 (unaudited)

COMMON STOCKS - 98.31%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 0.93%			Electric (continued)
Esterline Technologies Corp (a)	27,220	$2,009	Portland General Electric Co	62,000	$2,651
					$5,233
Automobile Parts & Equipment - 1.39%			Electrical Components & Equipment - 1.11%
Modine Manufacturing Co (a)	49,900	911	Advanced Energy Industries Inc (a)	33,160	1,926
Visteon Corp (a)	16,300	2,106	nLight Inc (a)	14,546	481
		$3,017			$2,407
Banks - 11.09%			Electronics - 3.70%
Cadence BanCorp	63,900	1,845	II-VI Inc (a)	45,700	1,985
Cathay General Bancorp	63,020	2,552	Itron Inc (a)	17,350	1,042
CenterState Bank Corp	89,350	2,664	SYNNEX Corp	23,800	2,297
First Commonwealth Financial Corp	108,080	1,676	Vishay Intertechnology Inc	116,330	2,699
First Interstate BancSystem Inc	17,180	725			$8,023
First Merchants Corp	26,500	1,230	Engineering & Construction - 2.01%
Guaranty Bancorp	25,490	760	MasTec Inc (a)	56,540	2,870
Lakeland Bancorp Inc	23,750	471	Tutor Perini Corp (a)	81,100	1,496
Sandy Spring Bancorp Inc	38,900	1,595			$4,366
TCF Financial Corp	53,500	1,317	Entertainment - 3.74%
Umpqua Holdings Corp	118,600	2,679	Eldorado Resorts Inc (a)	64,300	2,514
Union Bankshares Corp	42,400	1,649	Golden Entertainment Inc (a)	50,000	1,349
United Community Banks Inc/GA	67,420	2,068	Live Nation Entertainment Inc (a)	33,941	1,649
Valley National Bancorp	230,500	2,803	Vail Resorts Inc	9,470	2,597
		$24,034			$8,109
Biotechnology - 3.83%			Environmental Control - 2.34%
Acceleron Pharma Inc (a)	19,700	956	AquaVenture Holdings Ltd (a)	16,440	256
Aratana Therapeutics Inc (a)	55,800	237	Energy Recovery Inc (a)	48,610	393
Bellicum Pharmaceuticals Inc (a)	56,800	419
Bluebird Bio Inc (a)	3,500	549	MSA Safety Inc	23,100	2,225
Denali Therapeutics Inc (a)	30,300	462	Tetra Tech Inc	37,530	2,196
DNIB Unwind Inc - Warrants (a),(b),(c)	1,938	—			$5,070
ElectroCore LLC (a)	7,988	132	Food - 1.34%
			Darling Ingredients Inc (a)	145,566	2,894
Exact Sciences Corp (a)	12,100	724
FibroGen Inc (a)	17,600	1,102
Insmed Inc (a)	20,340	481	Gas - 1.17%
MacroGenics Inc (a)	29,800	615	Southwest Gas Holdings Inc	33,350	2,544
Magenta Therapeutics Inc (a)	40,800	551
PolarityTE Inc (a)	15,100	355	Healthcare - Products - 2.00%
			Intersect ENT Inc (a)	18,680	699
Sage Therapeutics Inc (a)	1,650	258
			K2M Group Holdings Inc (a)	42,810	963
Seattle Genetics Inc (a)	11,952	794
			Nevro Corp (a)	22,640	1,808
Spark Therapeutics Inc (a)	8,155	675
			STAAR Surgical Co (a)	27,700	859
		$8,310			$4,329
Chemicals - 3.19%			Healthcare - Services - 3.09%
Cabot Corp	33,860	2,092	Encompass Health Corp	49,900	3,379
KMG Chemicals Inc	28,170	2,078	Natera Inc (a)	21,300	401
Univar Inc (a)	104,400	2,739
			Neuronetics Inc (a)	2,172	58
		$6,909	Syneos Health Inc (a)	46,560	2,183
Commercial Services - 6.73%			Teladoc Inc (a)	11,470	666
AMN Healthcare Services Inc (a)	57,380	3,363
ASGN Inc (a)	24,140	1,888			$6,687
			Home Builders - 1.47%
Brink's Co/The	33,850	2,700	Taylor Morrison Home Corp (a)	109,650	2,279
ICF International Inc	24,100	1,712	William Lyon Homes (a)	39,060	906
K12 Inc (a)	38,260	626
Korn/Ferry International	45,070	2,791			$3,185
Medifast Inc	6,040	967	Insurance - 2.23%
SP Plus Corp (a)	14,500	539	American Equity Investment Life Holding Co	47,200	1,699
			First American Financial Corp	2,370	123
		$14,586	Hanover Insurance Group Inc/The	15,339	1,834
Computers - 3.13%			MGIC Investment Corp (a)	110,300	1,182
CACI International Inc (a)	19,950	3,363
ExlService Holdings Inc (a)	28,410	1,608			$4,838
PlayAGS Inc (a)	35,900	972	Internet - 1.26%
			Carvana Co (a)	65,880	2,741
Sykes Enterprises Inc (a)	29,160	839

		$6,782	Iron & Steel - 0.85%
Consumer Products - 0.59%			Reliance Steel & Aluminum Co	8,310	728
Central Garden & Pet Co - A Shares (a)	31,470	1,274
			Steel Dynamics Inc	24,050	1,105
					$1,833
Diversified Financial Services - 2.93%			Leisure Products & Services - 1.44%
BGC Partners Inc	111,580	1,263	Planet Fitness Inc (a)	70,860	3,114
Enova International Inc (a)	17,370	635
Houlihan Lokey Inc	25,220	1,291
Moelis & Co	28,300	1,660	Lodging - 1.26%
Piper Jaffray Cos	19,530	1,501	Extended Stay America Inc	126,500	2,734
		$6,350
Electric - 2.41%
PNM Resources Inc	66,380	2,582

See accompanying notes.

76

Schedule of Investments SmallCap Account June 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Machinery - Diversified - 0.78%			Software (continued)
Gates Industrial Corp PLC (a)	103,310	$1,681	Smartsheet Inc (a)	18,454	$479
					$10,332
Metal Fabrication & Hardware - 1.24%			Telecommunications - 2.31%
Rexnord Corp (a)	92,780	2,696	NETGEAR Inc (a)	29,730	1,858
			Plantronics Inc	37,700	2,875
Mining - 0.28%			Switch Inc	23,210	282
Alcoa Corp (a)	13,040	611
					$5,015
			TOTAL COMMON STOCKS		$213,138
Miscellaneous Manufacturers - 1.47%			INVESTMENT COMPANIES - 1.43%	Shares Held	Value (000's)
Hillenbrand Inc	33,450	1,577	Money Market Funds - 1.43%
Trinseo SA	22,630	1,606	Principal Government Money Market Fund	3,099,704	3,100
		$3,183	1.72%(d),(e)
Oil & Gas - 3.54%
Carrizo Oil & Gas Inc (a)	54,300	1,512
			TOTAL INVESTMENT COMPANIES		$3,100
Delek US Holdings Inc	47,900	2,403
Oasis Petroleum Inc (a)	69,580	903	Total Investments		$216,238
Resolute Energy Corp (a)	27,930	871	Other Assets and Liabilities - 0.26%		$561
Ring Energy Inc (a)	61,120	771	TOTAL NET ASSETS - 100.00%		$216,799
Whiting Petroleum Corp (a)	23,100	1,218
		$7,678	(a) Non-income producing security
Oil & Gas Services - 1.57%			(b)	The value of these investments was determined using significant
Mammoth Energy Services Inc (a)	51,400	1,745	unobservable inputs.
Pioneer Energy Services Corp (a)	158,900	930
Select Energy Services Inc (a)	50,590	735	(c)		Fair value of these investments is determined in good faith by the Manager
			under procedures established and periodically reviewed by the Board of
		$3,410	Directors. Certain inputs used in the valuation may be unobservable;
Packaging & Containers - 0.69%			however, each security is evaluated individually for purposes of ASC 820
Graphic Packaging Holding Co	103,700	1,505	which results in not all securities being identified as Level 3 of the fair
			value hierarchy. At the end of the period, the fair value of these securities
Pharmaceuticals - 3.80%			totaled $0 or 0.00% of net assets.
Array BioPharma Inc (a)	42,670	716	(d)		Affiliated Security. Security is either an affiliate (and registered under the
Clovis Oncology Inc (a)	11,080	504	Investment Company Act of 1940) or an affiliate as defined by the
DexCom Inc (a)	8,930	848	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Horizon Pharma Plc (a)	63,850	1,057	outstanding voting shares of the security). Please see affiliated sub-
Neurocrine Biosciences Inc (a)	8,800	865	schedule for transactional information.
PRA Health Sciences Inc (a)	17,800	1,662	(e) Current yield shown is as of period end.
Prestige Brands Holdings Inc (a)	52,200	2,003
Revance Therapeutics Inc (a)	21,400	587
		$8,242
Private Equity - 0.37%			Portfolio Summary (unaudited)
Victory Capital Holdings Inc (a)	76,400	808	Sector		Percent
			Financial		23.27%
REITs - 6.24%			Consumer, Non-cyclical		21.38%
Agree Realty Corp	45,620	2,407	Industrial		14.27%
Brandywine Realty Trust	159,300	2,689	Consumer, Cyclical		13.14%
First Industrial Realty Trust Inc	90,470	3,016	Technology		9.67%
LaSalle Hotel Properties	11,200	383	Energy		5.11%
Pebblebrook Hotel Trust	77,500	3,007	Basic Materials		4.32%
Tier REIT Inc	37,500	892	Utilities		3.58%
Two Harbors Investment Corp	72,260	1,142	Communications		3.57%
		$13,536	Investment Companies		1.43%
Retail - 3.84%			Other Assets and Liabilities		0.26%
BJ's Wholesale Club Holdings Inc (a)	68,980	1,631	TOTAL NET ASSETS		100.00%
Caleres Inc	83,830	2,883
GMS Inc (a)	95,700	2,593
Ruth's Hospitality Group Inc	43,540	1,221
		$8,328
Savings & Loans - 0.41%
Berkshire Hills Bancorp Inc	22,100	897

Semiconductors - 1.77%
Aquantia Corp (a)	34,630	401
Entegris Inc	101,350	3,437
		$3,838
Software - 4.77%
Alteryx Inc (a)	13,610	519
Apptio Inc (a)	20,020	725
Aspen Technology Inc (a)	27,800	2,578
Blackbaud Inc	29,610	3,034
Ceridian HCM Holding Inc (a)	7,578	252
Manhattan Associates Inc (a)	21,940	1,031
MongoDB Inc (a)	14,140	702
Pluralsight Inc (a)	15,479	378
SendGrid Inc (a)	23,900	634

See accompanying notes.

77

Schedule of Investments
SmallCap Account
June 30, 2018 (unaudited)

Affiliated Securities	December 31, 2017		Purchases		Sales	June 30, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.72%		$2,243		$27,859	$27,002	$3,100
		$2,243		$27,859	$27,002	$3,100

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.72%	$18		$—		$—	$—
	$18		$—		$—	$—
Amounts in thousands

See accompanying notes.

78

Glossary to the Schedule of Investments
June 30, 2018 (unaudited)

Currency Abbreviations
USD/$	United States Dollar

See accompanying notes.

79

		FINANCIAL HIGHLIGHTS
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2018	(c)	$17.01	$0.22	($0.89)	($0.67)	$–	$–	$–
2017		13.42	0.21	3.67	3.88	(0.29)	–	(0.29)
2016		13.68	0.24	(0.18)	0.06	(0.32)	–	(0.32)
2015		14.08	0.26	(0.29)	(0.03)	(0.37)	–	(0.37)
2014		14.87	0.24	(0.70)	(0.46)	(0.33)	–	(0.33)
2013		12.89	0.24	2.09	2.33	(0.35)	–	(0.35)
Class 2 shares
2018	(c)	17.14	0.20	(0.90)	(0.70)	–	–	–
2017		13.52	0.17	3.71	3.88	(0.26)	–	(0.26)
2016		13.78	0.20	(0.18)	0.02	(0.28)	–	(0.28)
2015		14.19	0.21	(0.29)	(0.08)	(0.33)	–	(0.33)
2014		14.97	0.21	(0.70)	(0.49)	(0.29)	–	(0.29)
2013		12.96	0.22	2.10	2.32	(0.31)	–	(0.31)
EQUITY INCOME ACCOUNT
Class 1 shares
2018	(c)	26.08	0.30	(0.36)	(0.06)	–	–	–
2017		23.20	0.56	4.14	4.70	(0.58)	(1.24)	(1.82)
2016		21.67	0.57	2.77	3.34	(0.64)	(1.17)	(1.81)
2015		23.12	0.58	(1.46)	(0.88)	(0.57)	–	(0.57)
2014		21.00	0.57	2.09	2.66	(0.54)	–	(0.54)
2013		17.03	0.54	4.04	4.58	(0.61)	–	(0.61)
Class 2 shares
2018	(c)	25.87	0.27	(0.36)	(0.09)	–	–	–
2017		23.03	0.49	4.11	4.60	(0.52)	(1.24)	(1.76)
2016		21.52	0.51	2.75	3.26	(0.58)	(1.17)	(1.75)
2015		22.96	0.52	(1.45)	(0.93)	(0.51)	–	(0.51)
2014		20.87	0.51	2.07	2.58	(0.49)	–	(0.49)
2013		16.92	0.49	4.02	4.51	(0.56)	–	(0.56)

See accompanying notes.

80

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Net		Portfolio
Value, End	Total		Period (in	to Average Net		Investment Income to		Turnover
of Period	Return(b)		thousands)	Assets		Average Net Assets		Rate

$16.34	(3.94	)%(d)	$280,253	0.90	%(e)	2.54	%(e)	64.3	%(e)
17.01	29.06		292,975	0.91		1.37		42.8
13.42	0.36		243,997	0.91		1.77		56.8
13.68	(0.35)		273,300	0.88		1.80		48.2
14.08	(3.21)		429,194	0.86		1.64		62.1
14.87	18.40		501,094	0.87		1.78		79.5

16.44	(4.08	) (d)	2,261	1.15	(e)	2.37	(e)	64.3	(e)
17.14	28.79		1,868	1.16		1.10		42.8
13.52	0.11		1,362	1.16		1.50		56.8
13.78	(0.65)		1,360	1.13		1.47		48.2
14.19	(3.41)		1,266	1.11		1.38		62.1
14.97	18.18		1,458	1.12		1.61		79.5

26.02	(0.23	) (d)	559,734	0.49	(e)	2.35	(e)	13.6	(e)
26.08	21.08		572,629	0.50		2.26		15.9
23.20	15.72		525,829	0.50		2.54		17.1
21.67	(3.93)		513,126	0.49		2.54		10.7
23.12	12.80		599,407	0.48		2.57		11.6
21.00	27.30		630,542	0.48		2.83		18.0

25.78	(0.35	) (d)	26,210	0.74	(e)	2.09	(e)	13.6	(e)
25.87	20.77		27,469	0.75		2.00		15.9
23.03	15.43		24,197	0.75		2.29		17.1
21.52	(4.15)		23,215	0.74		2.29		10.7
22.96	12.46		25,491	0.73		2.32		11.6
20.87	27.02		24,810	0.73		2.58		18.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.

See accompanying notes.

81

		FINANCIAL HIGHLIGHTS
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2018	(c)	$9.76	$0.12	($0.20)	($0.08)	$–	$–	$–
2017		9.98	0.31	(0.12)	0.19	(0.41)	–	(0.41)
2016		10.16	0.33	(0.14)	0.19	(0.37)	–	(0.37)
2015		10.44	0.27	(0.19)	0.08	(0.35)	(0.01)	(0.36)
2014		10.33	0.27	0.25	0.52	(0.41)	–	(0.41)
2013		10.87	0.27	(0.39)	(0.12)	(0.42)	–	(0.42)
Class 2 shares
2018	(c)	9.75	0.11	(0.20)	(0.09)	–	–	–
2017		9.98	0.28	(0.13)	0.15	(0.38)	–	(0.38)
2016		10.17	0.31	(0.15)	0.16	(0.35)	–	(0.35)
2015		10.45	0.25	(0.18)	0.07	(0.34)	(0.01)	(0.35)
2014		10.34	0.24	0.25	0.49	(0.38)	–	(0.38)
2013		10.88	0.25	(0.39)	(0.14)	(0.40)	–	(0.40)
INCOME ACCOUNT
Class 1 shares
2018	(c)	10.39	0.18	(0.20)	(0.02)	–	–	–
2017		10.34	0.36	0.16	0.52	(0.47)	–	(0.47)
2016		10.24	0.38	0.21	0.59	(0.49)	–	(0.49)
2015		10.78	0.39	(0.46)	(0.07)	(0.47)	–	(0.47)
2014		10.68	0.43	0.16	0.59	(0.49)	–	(0.49)
2013		11.22	0.46	(0.43)	0.03	(0.57)	–	(0.57)
Class 2 shares
2018	(c)	10.35	0.16	(0.20)	(0.04)	–	–	–
2017		10.30	0.34	0.16	0.50	(0.45)	–	(0.45)
2016		10.20	0.36	0.21	0.57	(0.47)	–	(0.47)
2015		10.73	0.36	(0.45)	(0.09)	(0.44)	–	(0.44)
2014		10.63	0.40	0.16	0.56	(0.46)	–	(0.46)
2013		11.17	0.43	(0.43)	–	(0.54)	–	(0.54)

See accompanying notes.

82

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Net		Portfolio
Value, End			Period (in	to Average Net		Investment Income to		Turnover
of Period	Total Return(b)		thousands)	Assets		Average Net Assets		Rate

$9.68	(0.92)%(d),(e)		$227,547	0.51	%(f)	2.51	%(f)	20.1	%(f)
9.76	1.88		241,839	0.51		3.09		24.3
9.98	1.80		247,620	0.51		3.25		25.8
10.16	0.79		286,659	0.51		2.61		21.9
10.44	5.08		314,509	0.51		2.56		19.1
10.33	(1.03)		379,351	0.51		2.58		45.3

9.66	(0.92	) (d)	2,450	0.76	(f)	2.26	(f)	20.1	(f)
9.75	1.50		2,302	0.76		2.83		24.3
9.98	1.54		2,307	0.76		3.02		25.8
10.17	0.67		1,837	0.76		2.37		21.9
10.45	4.75		916	0.76		2.31		19.1
10.34	(1.30)		931	0.76		2.33		45.3

10.37	(0.19	) (d)	189,344	0.51	(f)	3.55	(f)	8.1	(f)
10.39	5.12		220,194	0.51		3.47		8.7
10.34	5.72		228,874	0.51		3.66		8.1
10.24	(0.71)		254,751	0.51		3.62		12.6
10.78	5.55		275,597	0.51		3.95		16.6
10.68	0.40		269,330	0.51		4.22		12.8

10.31	(0.39	) (d)	3,091	0.76	(f)	3.24	(f)	8.1	(f)
10.35	4.87		2,869	0.76		3.22		8.7
10.30	5.52		2,695	0.76		3.40		8.1
10.20	(0.92)		2,445	0.76		3.38		12.6
10.73	5.26		3,036	0.76		3.71		16.6
10.63	0.10		3,390	0.76		3.97		12.8

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f)	Computed on an annualized basis.

See accompanying notes.

83

		FINANCIAL HIGHLIGHTS
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
LARGECAP GROWTH ACCOUNT
Class 1 shares
2018	(c)	$32.79	$0.01	$3.15	$3.16	$–	$–	$–
2017		24.40	0.07	8.43	8.50	(0.11)	–	(0.11)
2016		25.79	0.11	(1.43)	(1.32)	(0.07)	–	(0.07)
2015		24.60	0.06	1.17	1.23	(0.04)	–	(0.04)
2014		22.26	0.03	2.44	2.47	(0.13)	–	(0.13)
2013		16.87	0.07	5.61	5.68	(0.29)	–	(0.29)
Class 2 shares
2018	(c)	32.63	(0.03)	3.13	3.10	–	–	–
2017		24.29	(0.02)	8.40	8.38	(0.04)	–	(0.04)
2016		25.69	0.04	(1.42)	(1.38)	(0.02)	–	(0.02)
2015		24.53	–	1.16	1.16	–	–	–
2014		22.20	(0.03)	2.44	2.41	(0.08)	–	(0.08)
2013		16.83	0.02	5.59	5.61	(0.24)	–	(0.24)
MIDCAP ACCOUNT
Class 1 shares
2018	(c)	59.42	0.11	1.68	1.79	–	–	–
2017		50.96	0.19	12.48	12.67	(0.32)	(3.89)	(4.21)
2016		55.24	0.33	5.30	5.63	(0.24)	(9.67)	(9.91)
2015		60.79	0.22	1.19	1.41	(0.32)	(6.64)	(6.96)
2014		59.37	0.36	6.96	7.32	(0.32)	(5.58)	(5.90)
2013		47.20	0.28	15.31	15.59	(0.82)	(2.60)	(3.42)
Class 2 shares
2018	(c)	59.05	0.03	1.68	1.71	–	–	–
2017		50.69	0.05	12.39	12.44	(0.19)	(3.89)	(4.08)
2016		54.97	0.20	5.27	5.47	(0.08)	(9.67)	(9.75)
2015		60.54	0.07	1.17	1.24	(0.17)	(6.64)	(6.81)
2014		59.16	0.21	6.93	7.14	(0.18)	(5.58)	(5.76)
2013		47.06	0.15	15.25	15.40	(0.70)	(2.60)	(3.30)

See accompanying notes.

84

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Net		Portfolio
Value, End	Total		Period (in	to Average Net		Investment Income to		Turnover
of Period	Return(b)		thousands)	Assets		Average Net Assets		Rate

$35.95	9.64	%(d)	$120,982	0.69	%(e)	0.06	%(e)	68.5	%(e)
32.79	34.89		119,450	0.69		0.23		72.3
24.40	(5.13)		96,198	0.69		0.43		78.2
25.79	4.98		118,385	0.69		0.23		47.1
24.60	11.12		123,091	0.69		0.13		67.2
22.26	33.91		100,140	0.69		0.37		70.1

35.73	9.50	(d)	1,806	0.94	(e)	(0.18	) (e)	68.5	(e)
32.63	34.54		1,452	0.94		(0.06)		72.3
24.29	(5.38)		923	0.94		0.17		78.2
25.69	4.73		1,090	0.94		(0.01)		47.1
24.53	10.85		661	0.94		(0.11)		67.2
22.20	33.64	(f)	712	0.94		0.10		70.1

61.21	3.01	(d)	556,762	0.54	(e)	0.37	(e)	25.9	(e)
59.42	25.51		575,104	0.54		0.34		13.4
50.96	10.37		576,634	0.54		0.62		13.6
55.24	1.64		617,437	0.53		0.37		26.3
60.79	12.99		676,836	0.53		0.60		21.6
59.37	33.93		649,893	0.53		0.52		12.4

60.76	2.90 (d)	,(f)	17,783	0.79	(e)	0.12	(e)	25.9	(e)
59.05	25.19	(f)	17,792	0.79		0.09		13.4
50.69	10.11		14,985	0.79		0.38		13.6
54.97	1.37		15,243	0.78		0.12		26.3
60.54	12.70		15,960	0.78		0.35		21.6
59.16	33.58		15,105	0.78		0.27		12.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

85

		FINANCIAL HIGHLIGHTS
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2018	(c)	$28.54	$0.15	$0.63	$0.78	$–	$–	$–
2017		23.94	0.28	4.66	4.94	(0.34)	–	(0.34)
2016		22.35	0.30	1.73	2.03	(0.26)	(0.18)	(0.44)
2015		22.31	0.30	0.20	0.50	(0.06)	(0.40)	(0.46)
2014		24.45	0.24	2.52	2.76	(0.81)	(4.09)	(4.90)
2013		23.75	0.30	6.63	6.93	(1.86)	(4.37)	(6.23)
Class 2 shares
2018	(c)	28.25	0.11	0.63	0.74	–	–	–
2017		23.71	0.22	4.60	4.82	(0.28)	–	(0.28)
2016		22.14	0.24	1.72	1.96	(0.21)	(0.18)	(0.39)
2015		22.11	0.23	0.21	0.44	(0.01)	(0.40)	(0.41)
2014		24.27	0.18	2.50	2.68	(0.75)	(4.09)	(4.84)
2013		23.62	0.21	6.60	6.81	(1.79)	(4.37)	(6.16)

See accompanying notes.

86

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Net		Portfolio
Value, End			Period (in	to Average Net		Investment Income to		Turnover
of Period	Total Return(b)		thousands)	Assets		Average Net Assets		Rate

$29.32	2.73%	(d)	$147,008	0.63%	(e)	1.04	%(e)	56.5	%(e)
28.54	20.75		154,472	0.63		1.07		28.5
23.94	9.11		147,193	0.63		1.31		33.7
22.35	2.18		154,732	0.64		1.33		22.1	(f)
22.31	12.45		33,190	0.66		1.02		8.6
24.45	32.65		32,077	0.65		1.18		6.7

28.99	2.58 (d)	,(g)	9,164	0.88	(e)	0.79	(e)	56.5	(e)
28.25	20.46	(g)	8,526	0.88		0.83		28.5
23.71	8.85		7,420	0.88		1.06		33.7
22.14	1.94		7,517	0.89		1.05		22.1	(f)
22.11	12.19		6,891	0.91		0.77		8.6
24.27	32.27		6,362	0.90		0.85		6.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes approximately $1,237,000 of purchases from portfolio realignment from the acquisition of LargeCap Blend Account II.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

87

		FINANCIAL HIGHLIGHTS
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2018	(c)	$20.62	$0.15	$0.10	$0.25	$–	$–	$–
2017		21.30	0.25	1.62	1.87	(0.39)	(2.16)	(2.55)
2016		22.20	0.31	1.09	1.40	(0.32)	(1.98)	(2.30)
2015		22.33	0.34	0.57	0.91	(0.34)	(0.70)	(1.04)
2014		17.08	0.29	5.28	5.57	(0.32)	–	(0.32)
2013		16.63	0.35	0.33	0.68	(0.23)	–	(0.23)
Class 2 shares
2018	(c)	20.70	0.13	0.10	0.23	–	–	–
2017		21.36	0.19	1.64	1.83	(0.33)	(2.16)	(2.49)
2016		22.29	0.28	1.06	1.34	(0.29)	(1.98)	(2.27)
2015		22.45	0.34	0.53	0.87	(0.33)	(0.70)	(1.03)
2014		17.18	0.27	5.27	5.54	(0.27)	–	(0.27)
2013		16.72	0.30	0.34	0.64	(0.18)	–	(0.18)
SAM BALANCED PORTFOLIO
Class 1 shares
2018	(c)	15.89	0.03	0.01	0.04	–	–	–
2017		14.44	0.45	1.71	2.16	(0.34)	(0.37)	(0.71)
2016		14.69	0.30	0.70	1.00	(0.32)	(0.93)	(1.25)
2015		16.51	0.30	(0.38)	(0.08)	(0.49)	(1.25)	(1.74)
2014		18.53	0.47	0.73	1.20	(0.52)	(2.70)	(3.22)
2013		16.33	0.47	2.37	2.84	(0.43)	(0.21)	(0.64)
Class 2 shares
2018	(c)	15.72	0.01	0.02	0.03	–	–	–
2017		14.30	0.42	1.67	2.09	(0.30)	(0.37)	(0.67)
2016		14.55	0.27	0.69	0.96	(0.28)	(0.93)	(1.21)
2015		16.37	0.26	(0.38)	(0.12)	(0.45)	(1.25)	(1.70)
2014		18.39	0.43	0.73	1.16	(0.48)	(2.70)	(3.18)
2013		16.22	0.41	2.35	2.76	(0.38)	(0.21)	(0.59)

See accompanying notes.

88

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Net		Portfolio
Value, End			Period (in	to Average Net		Investment Income to		Turnover
of Period	Total Return(b)		thousands)	Assets		Average Net Assets		Rate

$20.87	1.26%(d),(e)		$148,939	0.89	%(f)	1.53	%(f)	15.2	%(f)
20.62	9.19		154,615	0.89		1.19		19.6
21.30	5.85		158,760	0.89		1.38		31.3
22.20	4.21		159,292	0.89		1.54		22.8
22.33	32.82		166,701	0.89		1.48		15.7
17.08	4.10		128,601	0.89		1.96		22.1

20.93	1.11	(d)	3,449	1.14	(f)	1.34	(f)	15.2	(f)
20.70	8.94		2,830	1.14		0.89		19.6
21.36	5.53		4,215	1.14		1.26		31.3
22.29	4.00		1,994	1.14		1.56		22.8
22.45	32.44		492	1.14		1.37		15.7
17.18	3.87		271	1.14		1.72		22.1

15.93	0.25	(d)	631,979	0.22 (f)	,(g),(h)	0.43	(f)	22.0	(f)
15.89	15.21		678,409	0.23	(h)	2.92		27.4
14.44	6.82		672,562	0.23	(h)	2.07		16.5
14.69	(0.81)		732,937	0.23	(h)	1.88		26.1
16.51	6.82		826,908	0.23	(h)	2.64		16.4
18.53	17.68		913,823	0.23	(h)	2.68		46.7

15.75	0.19	(d)	111,380	0.47 (f)	,(g),(h)	0.18	(f)	22.0	(f)
15.72	14.88		110,129	0.48	(h)	2.77		27.4
14.30	6.62		97,047	0.48	(h)	1.88		16.5
14.55	(1.08)		96,511	0.48	(h)	1.66		26.1
16.37	6.59		99,852	0.48	(h)	2.44		16.4
18.39	17.32		102,716	0.48	(h)	2.37		46.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

89

		FINANCIAL HIGHLIGHTS
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2018	(c)	$12.33	$0.05	($0.06)	($0.01)	$–	$–	$–
2017		11.50	0.38	0.92	1.30	(0.34)	(0.13)	(0.47)
2016		11.52	0.31	0.42	0.73	(0.30)	(0.45)	(0.75)
2015		12.60	0.29	(0.36)	(0.07)	(0.41)	(0.60)	(1.01)
2014		13.39	0.41	0.40	0.81	(0.42)	(1.18)	(1.60)
2013		12.49	0.40	1.00	1.40	(0.37)	(0.13)	(0.50)
Class 2 shares
2018	(c)	12.19	0.03	(0.05)	(0.02)	–	–	–
2017		11.38	0.36	0.89	1.25	(0.31)	(0.13)	(0.44)
2016		11.41	0.27	0.42	0.69	(0.27)	(0.45)	(0.72)
2015		12.48	0.27	(0.36)	(0.09)	(0.38)	(0.60)	(0.98)
2014		13.28	0.38	0.38	0.76	(0.38)	(1.18)	(1.56)
2013		12.39	0.36	1.00	1.36	(0.34)	(0.13)	(0.47)
SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2018	(c)	19.86	0.01	0.10	0.11	–	–	–
2017		17.22	0.54	2.82	3.36	(0.30)	(0.42)	(0.72)
2016		17.22	0.30	0.90	1.20	(0.26)	(0.94)	(1.20)
2015		19.02	0.26	(0.41)	(0.15)	(0.43)	(1.22)	(1.65)
2014		20.60	0.48	0.97	1.45	(0.39)	(2.64)	(3.03)
2013		17.04	0.40	3.50	3.90	(0.34)	–	(0.34)
Class 2 shares
2018	(c)	19.60	(0.01)	0.10	0.09	–	–	–
2017		17.01	0.49	2.78	3.27	(0.26)	(0.42)	(0.68)
2016		17.02	0.25	0.89	1.14	(0.21)	(0.94)	(1.15)
2015		18.82	0.21	(0.40)	(0.19)	(0.39)	(1.22)	(1.61)
2014		20.42	0.42	0.97	1.39	(0.35)	(2.64)	(2.99)
2013		16.89	0.34	3.49	3.83	(0.30)	–	(0.30)

See accompanying notes.

90

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Net		Portfolio
Value, End	Total		Period (in	to Average Net		Investment Income to		Turnover
of Period	Return(b)		thousands)	Assets		Average Net Assets		Rate

$12.32	(0.08	)%(d)	$168,682	0.21%(e),(f),(g)		0.76	%(e)	23.4	%(e)
12.33	11.46		178,523	0.23	(g)	3.16		26.3
11.50	6.37		183,830	0.23	(g)	2.64		19.8
11.52	(0.78)		193,585	0.23	(g)	2.38		28.2
12.60	6.22		206,621	0.23	(g)	3.10		21.2
13.39	11.53		212,247	0.23	(g)	3.10		35.6

12.17	(0.16	) (d)	20,631	0.46 (e)	,(f),(g)	0.52	(e)	23.4	(e)
12.19	11.14		20,541	0.48	(g)	3.06		26.3
11.38	6.08		17,477	0.48	(g)	2.39		19.8
11.41	(0.93)		17,774	0.48	(g)	2.19		28.2
12.48	5.92		16,731	0.48	(g)	2.87		21.2
13.28	11.25		16,140	0.48	(g)	2.77		35.6

19.97	0.55	(d)	212,559	0.23 (e)	,(f),(g)	0.15	(e)	32.9	(e)
19.86	19.78		220,054	0.23	(g)	2.88		35.1
17.22	7.00		194,284	0.23	(g)	1.73		25.5
17.22	(1.09)		193,966	0.23	(g)	1.40		29.1
19.02	7.43		198,465	0.23	(g)	2.40		19.4
20.60	23.07		179,850	0.23	(g)	2.10		48.5

19.69	0.46	(d)	127,711	0.48 (e)	,(f),(g)	(0.10	) (e)	32.9	(e)
19.60	19.46		127,079	0.48	(g)	2.68		35.1
17.01	6.76		108,247	0.48	(g)	1.49		25.5
17.02	(1.34)		103,771	0.48	(g)	1.17		29.1
18.82	7.14		102,757	0.48	(g)	2.11		19.4
20.42	22.82		99,013	0.48	(g)	1.82		48.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

91

		FINANCIAL HIGHLIGHTS
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2018	(c)	$12.95	$0.07	($0.11)	($0.04)	$–	$–	$–
2017		12.45	0.47	0.56	1.03	(0.44)	(0.09)	(0.53)
2016		12.27	0.42	0.44	0.86	(0.43)	(0.25)	(0.68)
2015		13.22	0.40	(0.56)	(0.16)	(0.47)	(0.32)	(0.79)
2014		13.72	0.49	0.33	0.82	(0.52)	(0.80)	(1.32)
2013		13.38	0.49	0.51	1.00	(0.48)	(0.18)	(0.66)
Class 2 shares
2018	(c)	12.83	0.06	(0.10)	(0.04)	–	–	–
2017		12.34	0.45	0.54	0.99	(0.41)	(0.09)	(0.50)
2016		12.17	0.38	0.44	0.82	(0.40)	(0.25)	(0.65)
2015		13.12	0.37	(0.56)	(0.19)	(0.44)	(0.32)	(0.76)
2014		13.62	0.45	0.33	0.78	(0.48)	(0.80)	(1.28)
2013		13.29	0.46	0.50	0.96	(0.45)	(0.18)	(0.63)
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2018	(c)	21.72	0.03	0.03	0.06	–	–	–
2017		18.54	0.51	3.54	4.05	(0.30)	(0.57)	(0.87)
2016		18.70	0.30	0.85	1.15	(0.28)	(1.03)	(1.31)
2015		21.00	0.29	(0.56)	(0.27)	(0.47)	(1.56)	(2.03)
2014		23.55	0.56	1.33	1.89	(0.38)	(4.06)	(4.44)
2013		18.74	0.40	4.70	5.10	(0.29)	–	(0.29)
Class 2 shares
2018	(c)	21.46	–	0.03	0.03	–	–	–
2017		18.33	0.47	3.48	3.95	(0.25)	(0.57)	(0.82)
2016		18.50	0.26	0.83	1.09	(0.23)	(1.03)	(1.26)
2015		20.80	0.24	(0.55)	(0.31)	(0.43)	(1.56)	(1.99)
2014		23.38	0.49	1.32	1.81	(0.33)	(4.06)	(4.39)
2013		18.61	0.33	4.68	5.01	(0.24)	–	(0.24)

See accompanying notes.

92

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Net		Portfolio
Value, End	Total		Period (in	to Average Net		Investment Income to		Turnover
of Period	Return(b)		thousands)	Assets		Average Net Assets		Rate

$12.91	(0.31	)%(d)	$176,892	0.23%(e),(f)		1.15	%(e)	23.8	%(e)
12.95	8.41		194,742	0.23	(f)	3.69		29.3
12.45	7.04		196,393	0.23	(f)	3.32		17.1
12.27	(1.31)		200,828	0.23	(f)	3.05		25.2
13.22	6.03		215,309	0.23	(f)	3.55		18.8
13.72	7.75		214,572	0.23	(f)	3.57		29.7

12.79	(0.31	) (d)	25,361	0.48 (e)	,(f)	0.91	(e)	23.8	(e)
12.83	8.13		23,003	0.48	(f)	3.57		29.3
12.34	6.73		20,085	0.48	(f)	3.06		17.1
12.17	(1.55)		21,108	0.48	(f)	2.85		25.2
13.12	5.80		19,836	0.48	(f)	3.27		18.8
13.62	7.46		19,464	0.48	(f)	3.36		29.7

21.78	0.28	(d)	159,766	0.23 (e)	,(f),(g)	0.28	(e)	41.7	(e)
21.72	22.22		163,861	0.23	(f)	2.50		37.7
18.54	6.15		145,083	0.23	(f)	1.61		23.4
18.70	(1.62)		142,227	0.23	(f)	1.45		37.9
21.00	8.68		138,863	0.23	(f)	2.50		20.4
23.55	27.40		121,049	0.23	(f)	1.89		62.5

21.49	0.14	(d)	127,425	0.48 (e)	,(f),(g)	0.03	(e)	41.7	(e)
21.46	21.95		126,632	0.48	(f)	2.33		37.7
18.33	5.90		103,870	0.48	(f)	1.41		23.4
18.50	(1.87)		95,775	0.48	(f)	1.19		37.9
20.80	8.35		96,446	0.48	(f)	2.21		20.4
23.38	27.09		87,689	0.48	(f)	1.57		62.5

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes.

93

		FINANCIAL HIGHLIGHTS
		PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
			(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions
SHORT-TERM INCOME ACCOUNT
Class 1 shares
2018	(c)	$2.55	$0.03	($0.03)	$–	$–	$–	$–
2017		2.54	0.05	0.01	0.06	(0.05)	–	(0.05)
2016		2.54	0.05	–	0.05	(0.05)	–	(0.05)
2015		2.59	0.04	(0.02)	0.02	(0.07)	–	(0.07)
2014		2.59	0.05	(0.01)	0.04	(0.04)	–	(0.04)
2013		2.61	0.04	(0.01)	0.03	(0.05)	–	(0.05)
Class 2 shares
2018	(c)	2.54	0.02	(0.02)	–	–	–	–
2017		2.53	0.05	0.01	0.06	(0.05)	–	(0.05)
2016		2.53	0.04	0.01	0.05	(0.05)	–	(0.05)
2015		2.58	0.04	(0.02)	0.02	(0.07)	–	(0.07)
2014		2.59	0.04	(0.01)	0.03	(0.04)	–	(0.04)
2013		2.60	0.04	(0.01)	0.03	(0.04)	–	(0.04)
SMALLCAP ACCOUNT
Class 1 shares
2018	(c)	17.10	0.01	1.78	1.79	–	–	–
2017		15.21	0.06	1.89	1.95	(0.06)	–	(0.06)
2016		13.55	0.15	2.15	2.30	(0.04)	(0.60)	(0.64)
2015		13.99	0.05	(0.03)	0.02	(0.01)	(0.45)	(0.46)
2014		13.79	0.02	0.64	0.66	(0.05)	(0.41)	(0.46)
2013		9.36	0.04	4.43	4.47	(0.04)	–	(0.04)
Class 2 shares
2018	(c)	17.04	(0.01)	1.77	1.76	–	–	–
2017		15.17	0.02	1.87	1.89	(0.02)	–	(0.02)
2016		13.52	0.11	2.15	2.26	(0.01)	(0.60)	(0.61)
2015	(h)	14.49	0.02	(0.53)	(0.51)	(0.01)	(0.45)	(0.46)

See accompanying notes.

94

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
						(unaudited)

Net Asset			Net Assets, End of	Ratio of Expenses		Ratio of Net		Portfolio
Value, End			Period (in	to Average Net		Investment Income to		Turnover
of Period	Total Return(b)		thousands)	Assets		Average Net Assets		Rate

$2.55	0.00	%(d)	$151,559	0.50%(e),(f)		2.10	%(e)	53.4	%(e)
2.55	2.39		158,446	0.50	(f)	2.01		67.3
2.54	2.14		170,538	0.50	(f)	1.91		48.6
2.54	0.71		160,833	0.49	(f)	1.63		57.0
2.59	1.73		267,674	0.49	(f)	1.74		54.3
2.59	1.14		256,561	0.48	(f)	1.65		54.7

2.54	0.40 (d)	,(g)	3,737	0.75 (e)	,(f)	1.86	(e)	53.4	(e)
2.54	1.78	(g)	2,300	0.75	(f)	1.78		67.3
2.53	2.01		2,072	0.75	(f)	1.65		48.6
2.53	0.59		1,485	0.74	(f)	1.39		57.0
2.58	1.02		913	0.74	(f)	1.49		54.3
2.59	1.25		838	0.73	(f)	1.40		54.7

18.89	10.47	(d)	210,905	0.83	(e)	0.10	(e)	52.4	(e)
17.10	12.87		208,669	0.83		0.37		64.1
15.21	17.39		209,911	0.83		1.08		57.1
13.55	(0.10)		205,344	0.83		0.33		63.3
13.99	4.89		64,682	0.87		0.16		67.0
13.79	47.81		64,785	0.87		0.38		78.1

18.80	10.32 (d)	,(g)	5,894	1.08	(e)	(0.14	) (e)	52.4	(e)
17.04	12.57	(g)	5,371	1.08		0.12		64.1
15.17	17.15		4,938	1.08		0.80		57.1
13.52	(3.76	) (d)	4,523	1.08	(e)	0.13	(e)	63.3	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2018.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h)	Period from February 17, 2015 date operations commenced, through December 31, 2015.

See accompanying notes.

95

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2018 (unaudited)

As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, MidCap Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, or SmallCap Account, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period (January 1, 2018 to June 30, 2018).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each account’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning Account	Ending	During Period
	Value January 1,	Account Value	January 1, 2018	Annualized
	2018	June 30, 2018	to June 30, 2018(a)	Expense Ratio
Diversified International Account Class 1
Actual	$1,000.00	$960.61	$4.38	0.90%
Hypothetical	1,000.00	1,020.33	4.51	0.90

Diversified International Account Class 2
Actual	1,000.00	959.16	5.59	1.15
Hypothetical	1,000.00	1,019.09	5.76	1.15

Equity Income Account Class 1
Actual	1,000.00	997.70	2.43	0.49
Hypothetical	1,000.00	1,022.36	2.46	0.49

Equity Income Account Class 2
Actual	1,000.00	996.52	3.66	0.74
Hypothetical	1,000.00	1,021.12	3.71	0.74

Government & High Quality Bond Account Class 1
Actual	1,000.00	990.78	2.52	0.51
Hypothetical	1,000.00	1,022.27	2.56	0.51

Government & High Quality Bond Account Class 2
Actual	1,000.00	990.77	3.75	0.76
Hypothetical	1,000.00	1,021.03	3.81	0.76

Income Account Class 1
Actual	1,000.00	998.08	2.53	0.51
Hypothetical	1,000.00	1,022.27	2.56	0.51

96

	SHAREHOLDER EXPENSE EXAMPLE (Continued)
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2018 (unaudited)

			Expenses Paid
	Beginning Account	Ending	During Period
	Value January 1,	Account Value	January 1, 2018	Annualized
	2018	June 30, 2018	to June 30, 2018(a)	Expense Ratio
Income Account Class 2
Actual	$1,000.00	$996.14	$3.76	0.76%
Hypothetical	1,000.00	1,021.03	3.81	0.76

LargeCap Growth Account Class 1
Actual	1,000.00	1,096.37	3.59	0.69
Hypothetical	1,000.00	1,021.37	3.46	0.69

LargeCap Growth Account Class 2
Actual	1,000.00	1,095.00	4.88	0.94
Hypothetical	1,000.00	1,020.13	4.71	0.94

MidCap Account Class 1
Actual	1,000.00	1,030.12	2.72	0.54
Hypothetical	1,000.00	1,022.12	2.71	0.54

MidCap Account Class 2
Actual	1,000.00	1,028.95	3.97	0.79
Hypothetical	1,000.00	1,020.88	3.96	0.79

Principal Capital Appreciation Account Class 1
Actual	1,000.00	1,027.33	3.17	0.63
Hypothetical	1,000.00	1,021.67	3.16	0.63

Principal Capital Appreciation Account Class 2
Actual	1,000.00	1,025.83	4.42	0.88
Hypothetical	1,000.00	1,020.43	4.41	0.88

Real Estate Securities Account Class 1
Actual	1,000.00	1,012.61	4.44	0.89
Hypothetical	1,000.00	1,020.38	4.46	0.89

Real Estate Securities Account Class 2
Actual	1,000.00	1,011.11	5.68	1.14
Hypothetical	1,000.00	1,019.14	5.71	1.14

SAM Balanced Portfolio Class 1
Actual	1,000.00	1,002.52	1.09	0.22
Hypothetical	1,000.00	1,023.70	1.10	0.22

SAM Balanced Portfolio Class 2
Actual	1,000.00	1,001.91	2.33	0.47
Hypothetical	1,000.00	1,022.46	2.36	0.47

SAM Conservative Balanced Portfolio Class 1
Actual	1,000.00	999.19	1.04	0.21
Hypothetical	1,000.00	1,023.75	1.05	0.21

SAM Conservative Balanced Portfolio Class 2
Actual	1,000.00	998.36	2.28	0.46
Hypothetical	1,000.00	1,022.51	2.31	0.46

SAM Conservative Growth Portfolio Class 1
Actual	1,000.00	1,005.54	1.14	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23

SAM Conservative Growth Portfolio Class 2
Actual	1,000.00	1,004.59	2.39	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

SAM Flexible Income Portfolio Class 1
Actual	1,000.00	996.91	1.14	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23

SAM Flexible Income Portfolio Class 2
Actual	1,000.00	996.88	2.38	0.48
Hypothetical	1,000.00	1,022.41	2.41	0.48

SAM Strategic Growth Portfolio Class 1
Actual	1,000.00	1,002.76	1.14	0.23
Hypothetical	1,000.00	1,023.65	1.15	0.23

97

	SHAREHOLDER EXPENSE EXAMPLE (Continued)
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2018 (unaudited)

			Expenses Paid
	Beginning Account	Ending	During Period
	Value January 1,	Account Value	January 1, 2018	Annualized
	2018	June 30, 2018	to June 30, 2018(a)	Expense Ratio
SAM Strategic Growth Portfolio Class 2
Actual	$1,000.00	$1,001.40	$2.38	0.48%
Hypothetical	1,000.00	1,022.41	2.41	0.48

Short-Term Income Account Class 1
Actual	1,000.00	1,000.00	2.48	0.50
Hypothetical	1,000.00	1,022.32	2.51	0.50

Short-Term Income Account Class 2
Actual	1,000.00	1,003.95	3.73	0.75
Hypothetical	1,000.00	1,021.08	3.76	0.75

SmallCap Account Class 1
Actual	1,000.00	1,104.68	4.33	0.83
Hypothetical	1,000.00	1,020.68	4.16	0.83

SmallCap Account Class 2
Actual	1,000.00	1,103.23	5.63	1.08
Hypothetical	1,000.00	1,019.44	5.41	1.08

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

98

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Funds, Inc. and Principal Exchange-Traded Funds which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	135	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948
Leroy T. Barnes, Jr.	Retired.	135	McClatchy
Director since 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.
Craig Damos	President, The Damos Company	135	Hardin Construction
Director since 2008
Member, Audit Committee
Member, 15(c) Committee
1954
Mark A. Grimmett	Formerly, Executive Vice	135	None
Director since 2004	President and CFO, Merle
Member, Nominating and Governance	Norman Cosmetics, Inc.
Committee
Member, 15(c) Committee
Member, Executive Committee
1960
Fritz S. Hirsch	Formerly, CEO, MAM USA	135	Focus Products Group;
Director since 2005			MAM USA
Member, Operations Committee
Member, 15(c) Committee
1951
Tao Huang	Retired.	135	Armstrong World
Director since March 2012			Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962
Karen (“Karrie”) McMillan	Managing Director, Patomak	135	None
Director since 2014	Global Partners, LLC.
Member, Operations Committee	Formerly, General Counsel,
1961	Investment Company Institute
Elizabeth A. Nickels	Formerly, Executive Director,	135	Charlotte Russe; Follet
Director since 2015	Herman Miller Foundation;		Corporation; PetSmart;
Member, Audit Committee	Formerly President, Herman		SpartanNash; Spectrum
1962	Miller Healthcare		Health Systems
Mary M. (“Meg”) VanDeWeghe	CEO and President, Forte	135	Brown Advisory; B/E
Director since 2018	Consulting, Inc.		Aerospace; WP Carey;
Member, Operations Committee			Nalco (and its successor
1959			Ecolab)

99

The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the Manager and Principal Life.

Other
		Number of	Directorships
		Portfolios in	Held by
Name,		Fund Complex	Director
Position Held with the Fund,	Principal Occupation(s)	Overseen	During Past 5
Year of Birth	During past 5 years	by Director	Years
Michael J. Beer	Chief Executive Officer, Principal Funds	135	None
Director since 2012	Distributor, Inc. (“PFD”) since 2015
President, Chief Executive Officer	Executive Director – Funds, Principal Global
Member, Executive Committee	Investors, LLC (“PGI”) since 2017
1961	Director, PGI since 2017
Director, PFD since 2015
Vice President/Mutual Funds and Broker
Dealer, Principal Life Insurance
Company (“PLIC”) (2001-2014)
Vice President/Chief Operating Officer,
Principal Funds, PLIC (2014-2015)
Executive Director, Principal Funds &
Trust, PLIC since 2015
Director, Principal Management
Corporation, (“PMC”) (2006-2015)
President & Chief Executive Officer,
PMC (2015-2017)
Executive Vice President/Chief Operating
Officer, PMC (2008-2015)
Chair, PMC (2015-2017)
Director, Principal Securities, Inc. (“PSI”) (2005-
2015)
President, PSI (2005-2015)
Director, Principal Shareholder
Services (“PSS”) (2007-2015)
Chairman, PSS since 2015
President, PSS (2007-2015)
Executive Vice President, PSS since 2015

Nora M. Everett	Director, Finisterre Capital LLP since 2011	135	None
Director since 2008	Director, Origin Asset Management
Chair	LLP since 2011
Member, Executive Committee	Chairman, Principal Financial
1959	Advisors, Inc. (“PFA”) (2010-2015)
Chairman, PFD (2011-2015)
Senior Vice President/Retirement and
Income Solutions (“RIS”), PLIC (2008-2015)
President/RIS, PLIC since 2015
Chairman, PMC (2011-2015)
President, PMC (2008-2015)
Director, PSI (2008-2011, and since 2015)
Chairman, PSI (2011-2015)
Chief Executive Officer, PSI (2009-2015)
Chairman, PSS (2011-2015)

Patrick Halter	Director, Morley Capital Management, Inc.	135	None
Director since 2017	(“Morley”) since 2017
Member, Executive Committee	Chair, Post Advisory Group, LLC (“Post”)
1959	since 2017
Chief Operating Officer, PGI since 2017
Director, PGI since 2003
Chair, PREI since 2004
Chief Executive Officer, PREI since 2005
Chair, Spectrum since 2017

Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.

100

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
Des Moines, IA 50392
1955

Jennifer A. Block	Counsel (since-2017)
Vice President and Counsel and	Counsel, PFD (2009-2013)
Assistant	Counsel, PLIC
Secretary	Counsel, PMC (2009-2013, 2014-2017)
Des Moines, IA 50392	Counsel, PSI (2009-2013)
1973	Counsel, PSS (2009-2013)

Tracy Bollin	Managing Director, PGI since 2016
Chief Financial Officer	Chief Operating Officer, PMC (2015-2017)
Des Moines, IA 50392	Chief Financial Officer, PFA (2010-2015)
1970	Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
Director, PSS since 2014
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)

Gina L. Graham	Vice President/Treasurer, PFA since 2016
Treasurer	Vice President/Treasurer, Morley since 2016
Des Moines, IA 50392	Vice President/Treasurer, PFD since 2016
1965	Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, Principal Real Estate Investors, LLC since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016

Diane K. Nelson	Chief Compliance Officer/AML Officer, PSS since 2015
AML Officer	Compliance Advisor, PMC (2013-2015)
Des Moines, IA 50392
1965
Layne A. Rasmussen	Vice President/Controller, PMC
Vice President
Des Moines, IA 50392
1958

Sara L. Reece	Director - Accounting, PLIC since 2015
Vice President and Controller	Assistant Financial Controller, PLIC prior to 2015
Des Moines, IA 50392
1975

Teri R. Root	Interim Chief Compliance Officer (2018)
Chief Compliance Officer	Deputy Chief Compliance Officer (2015-2018)
Des Moines, IA 50392	Deputy Chief Compliance Officer, PGI since 2017
1979	Vice President and Chief Compliance Officer, PMC (2015–2017)
Compliance Officer, PMC (2010-2013)
Vice President, PSS since 2015

101

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Britney L. Schnathorst	Counsel, PLIC since 2013
Assistant Counsel and Assistant	Prior thereto, Attorney in Private Practice
Secretary
Des Moines, IA 50392
1981

Adam U. Shaikh	Assistant General Counsel, PGI since 2018
Assistant Counsel	Counsel, PGI (2017-2018)
Des Moines, IA 50392	Counsel, PFD (2006-2013)
1972	Counsel, PLIC
Counsel, PMC (2007-2013, 2014-2017)
Counsel, PSI (2007-2013)

Dan Westholm	Assistant Vice President/Treasury, PFA since 2013
Assistant Treasurer	Director – Treasury, PFA (2011-2013)
Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC since 2014
Director – Treasury, PLIC (2007-2014)
Director – Treasury, PMC (2003-2013)
Assistant Vice President/Treasury, PMC (2013-2017)
Assistant Vice President/Treasury, PSI since 2013
Director – Treasury, PSI (2011-2013)
Assistant Vice President/Treasury, PSS since 2013
Director – Treasury, PSS (2007-2013)

Beth Wilson	Director and Secretary – Funds, PLIC
Vice President and Secretary	Vice President, PMC (2007-2013)
Des Moines, IA 50392
1956

Clint Woods	Vice President, Associate General Counsel, Governance Officer, and
Vice President and Of Counsel	Assistant Corporate Secretary, PLIC since 2015
Des Moines, IA 50392	Assistant General Counsel, Assistant Corporate Secretary, and Governance
1961	Officer, PLIC (2013-2015)
Associate General Counsel, AEGON (2003-2012)
Jared Yepsen	Counsel, PGI since 2017
Assistant Tax Counsel	Counsel, PLIC since 2015
Des Moines, IA 50392	Senior Attorney, Transamerica Life Insurance Company (TLIC)
1981	(2013-2015)
Attorney, TLIC (2010-2013)

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.

The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.

The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.

102

The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.

The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.

Additional information about the Fund is available in the Prospectus dated May 1, 2018, and the Statement of Additional Information dated May 1, 2018. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses-pvc.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the SEC website at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.

103

Intentionally Left Blank

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Variable Contracts Funds, Inc.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 8/10/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 8/10/2018

By /s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date 8/10/2018